UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

MICHAEL P. LAWLOR, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

DAVID C. MAHAFFEY, ESQ.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 617-578-4036

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 to September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund Schedule of Investments	September 30, 2012

Metropolitan Series Fund

Schedule of Investments as of September 30, 2012

Baillie Gifford International Stock Portfolio	MSF-1
Barclays Capital Aggregate Bond Index Portfolio	MSF-4
BlackRock Aggressive Growth Portfolio	MSF-16
BlackRock Bond Income Portfolio	MSF-19
BlackRock Diversified Portfolio	MSF-34
BlackRock Large Cap Value Portfolio	MSF-50
BlackRock Legacy Large Cap Growth Portfolio	MSF-53
BlackRock Money Market Portfolio	MSF-56
Davis Venture Value Portfolio	MSF-59
FI Value Leaders Portfolio	MSF-63
Jennison Growth Portfolio	MSF-66
Loomis Sayles Small Cap Core Portfolio	MSF-69
Loomis Sayles Small Cap Growth Portfolio	MSF-74
Met/Artisan Mid Cap Value Portfolio	MSF-77
Met/Dimensional International Small Company Portfolio	MSF-80
MetLife Conservative Allocation Portfolio	MSF-119
MetLife Conservative to Moderate Allocation Portfolio	MSF-120
MetLife Mid Cap Stock Index Portfolio	MSF-122
MetLife Moderate Allocation Portfolio	MSF-129
MetLife Moderate to Aggressive Allocation Portfolio	MSF-131
MetLife Stock Index Portfolio	MSF-133
MFS Total Return Portfolio	MSF-141
MFS Value Portfolio	MSF-152
MSCI EAFE Index Portfolio	MSF-156
Neuberger Berman Genesis Portfolio	MSF-166
Oppenheimer Global Equity Portfolio	MSF-169
Russell 2000 Index Portfolio	MSF-172
T. Rowe Price Large Cap Growth Portfolio	MSF-190
T. Rowe Price Small Cap Growth Portfolio	MSF-195
Van Eck Global Natural Resources Portfolio	MSF-200
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-202
Western Asset Management U.S. Government Portfolio	MSF-217
Zenith Equity Portfolio	MSF-223
Notes to Schedule of Investments	MSF-224

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—98.2% of Net Assets

Security Description	Shares	Value

Argentina—1.4%
MercadoLibre, Inc. (USD) (a)	264,400	$21,826,220

Australia—4.0%
Brambles, Ltd. (a)	2,211,158	16,040,693
Cochlear, Ltd. (a)	221,733	15,407,481
James Hardie Industries NV	1,780,375	15,995,629
Woolworths, Ltd.	490,900	14,613,618

		62,057,421

Belgium—0.7%
Groupe Bruxelles Lambert S.A.	140,169	10,414,423

Brazil—2.5%
Itau Unibanco Holding S.A. (ADR)	605,700	9,255,096
Petroleo Brasileiro S.A. (ADR)	638,700	14,651,778
Vale S.A. (ADR)	856,400	14,867,104

		38,773,978

Canada—4.3%
Cenovus Energy, Inc. (a)	312,081	10,891,566
Eldorado Gold Corp.	999,134	15,234,481
Fairfax Financial Holdings, Ltd. (a)	64,569	24,940,277
Ritchie Bros. Auctioneers, Inc. (USD) (a)	472,342	9,083,137
Westport Innovations, Inc. (a) (b)	228,269	6,371,378

		66,520,839

China—5.3%
Baidu, Inc. (ADR) (b)	170,000	19,859,400
China Shenhua Energy Co., Ltd.	5,317,000	20,458,126
Kunlun Energy Co., Ltd. (a)	13,204,000	23,102,442
Want Want China Holdings, Ltd. (a)	14,956,000	19,111,066

		82,531,034

Denmark—2.0%
DSV A/S	721,312	16,231,098
Novozymes A/S	545,000	15,032,918

		31,264,016

Finland—3.3%
Kone Oyj	439,258	30,463,129
Sampo Oyj	672,615	20,980,608

		51,443,737

France—4.2%
CFAO S.A.	263,226	12,619,715
Cie Generale d’Optique Essilor International S.A. (a)	254,611	23,875,768
Edenred S.A. (a)	533,262	15,010,494
Lafarge S.A. (a)	266,177	14,396,441

		65,902,418

Germany—2.1%
Aixtron SE (a)	396,400	5,284,838
Continental AG	104,683	10,269,800
Deutsche Boerse AG	309,018	17,113,524

		32,668,162

Hong Kong—3.7%
Cheung Kong Holdings, Ltd.	987,000	$14,410,081
Hang Seng Bank, Ltd. (a)	1,189,800	18,234,704
Hong Kong Exchanges & Clearing, Ltd. (a)	1,659,900	24,962,120

		57,606,905

India—0.7%
Infrastructure Development Finance Co., Ltd.	3,663,458	10,679,574

Ireland—2.0%
CRH plc (a)	662,629	12,790,316
Ryanair Holdings plc (ADR) (b)	544,135	17,548,354

		30,338,670

Japan—8.7%
Canon, Inc. (a)	335,267	10,729,478
Fast Retailing Co., Ltd. (a)	90,500	20,962,406
Inpex Corp.	1,976	11,705,200
Mitsui & Co., Ltd. (a)	765,500	10,762,057
Olympus Corp. (a)	657,300	12,793,102
Rakuten, Inc. (a)	1,956,700	19,909,585
Shimano, Inc. (a)	169,200	12,319,029
SMC Corp. (a)	98,700	15,899,274
Tokyo Electron, Ltd. (a)	229,100	9,750,808
Trend Micro, Inc.	353,900	9,878,666

		134,709,605

Netherlands—2.7%
Heineken Holding NV	396,300	19,282,998
Unilever NV	640,399	22,685,704

		41,968,702

Norway—1.7%
Aker Solutions ASA	805,000	15,312,479
Seadrill, Ltd. (a)	289,437	11,327,554

		26,640,033

Peru—1.4%
Credicorp, Ltd. (USD)	171,013	21,424,509

Portugal—0.5%
Galp Energia, SGPS, S.A.	438,313	7,125,524

Russia—1.9%
Magnit OAO (GDR)	574,724	19,595,758
Sberbank of Russia (ADR) (b)	774,664	9,118,994

		28,714,752

Singapore—2.9%
DBS Group Holdings, Ltd. (a)	1,599,000	18,676,239
United Overseas Bank, Ltd.	1,676,000	26,760,830

		45,437,069

South Africa—3.2%
Massmart Holdings, Ltd. (a)	544,330	10,919,513
Naspers, Ltd.	613,961	38,027,761

		48,947,274

MSF-1

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

South Korea—4.3%
Hyundai Mobis	48,675	$13,551,255
NHN Corp. (b)	42,197	11,001,298
Samsung Electronics Co., Ltd.	35,180	42,354,328

		66,906,881

Spain—1.7%
Inditex S.A.	208,871	25,930,456

Sweden—5.2%
Atlas Copco AB (Series B)	2,041,681	42,863,341
Svenska Handelsbanken AB	1,024,000	38,467,000

		81,330,341

Switzerland—2.9%
Nestle S.A.	716,824	45,218,074

Taiwan—3.8%
Hon Hai Precision Industry Co., Ltd.	5,391,100	16,696,514
Taiwan Semiconductor Manufacturing Co., Ltd.	13,817,000	42,102,213

		58,798,727

Turkey—1.3%
BIM Birlesik Magazalar AS	313,061	13,072,215
Turkiye Garanti Bankasi AS	1,792,600	7,492,609

		20,564,824

United Kingdom—19.2%
Amlin plc	2,841,700	18,538,239
Antofagasta plc	877,300	17,960,371
ARM Holdings plc	2,412,100	22,492,527
BG Group plc	826,100	16,727,781
BHP Billiton plc	530,600	16,570,072
British American Tobacco plc	644,486	33,138,589
Burberry Group plc	517,800	8,407,724
Capita Group plc	1,631,700	20,444,070
Experian plc	1,475,300	24,549,869
Hargreaves Lansdown plc	788,200	8,010,211
Petrofac, Ltd.	378,100	9,767,684
Premier Farnell plc	2,399,384	6,676,951
Prudential plc	1,546,951	20,072,988
Rio Tinto plc	591,400	27,645,781
Tullow Oil plc	1,237,850	27,457,160
Wolseley plc (b)	467,400	19,999,670

		298,459,687

United States—0.6%
Pricesmart, Inc. (a)	125,102	9,472,723

Total Common Stock (Identified Cost $1,445,635,490)		1,523,676,578

Short Term Investments—15.7%
Security Description	Shares/Par Amount	Value

United States—15.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $27,195,023 on 10/01/12, collateralized by $14,470,000 Federal Home Loan Mortgage Corp. at 0.600% due 12/06/13 with a value of $14,488,088; and by $13,140,000 U.S. Treasury Note at 0.750% due 12/15/13 with a value of $13,253,477.	$27,195,000	$27,195,000
State Street Navigator Securities Lending Prime Portfolio (c)	217,086,566	217,086,566

Total Short Term Investments (Identified Cost $244,281,566)		244,281,566

Total Investments—113.9% (Identified Cost $1,689,917,056) (d)		1,767,958,144
Liabilities in excess of other assets		(215,292,551)

Net Assets—100.0%		$1,552,665,593

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $211,727,165 and the collateral received consisted of cash in the amount of $217,086,566 and non-cash collateral with a value of $4,811,131. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $1,689,917,056. The aggregate unrealized appreciation and depreciation of investments was $128,720,949 and $(50,679,861), respectively, resulting in net unrealized appreciation of $78,041,088.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(USD)—	United States Dollar

Ten Largest Industries as of September 30, 2012	% of Net Assets
Commercial Banks	9.6%
Oil, Gas & Consumable Fuels	8.5%
Semiconductors & Semiconductor Equipment	7.9%
Machinery	6.2%
Metals & Mining	5.9%
Food Products	5.6%
Insurance	5.4%
Food & Staples Retailing	4.4%
Diversified Financial Services	4.1%
Internet Software & Services	3.4%

MSF-2

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$21,826,220	$—	$—	$21,826,220
Australia	—	62,057,421	—	62,057,421
Belgium	—	10,414,423	—	10,414,423
Brazil	38,773,978	—	—	38,773,978
Canada	66,520,839	—	—	66,520,839
China	19,859,400	62,671,634	—	82,531,034
Denmark	—	31,264,016	—	31,264,016
Finland	—	51,443,737	—	51,443,737
France	—	65,902,418	—	65,902,418
Germany	—	32,668,162	—	32,668,162
Hong Kong	—	57,606,905	—	57,606,905
India	—	10,679,574	—	10,679,574
Ireland	17,548,354	12,790,316	—	30,338,670
Japan	—	134,709,605	—	134,709,605
Netherlands	—	41,968,702	—	41,968,702
Norway	—	26,640,033	—	26,640,033
Peru	21,424,509	—	—	21,424,509
Portugal	—	7,125,524	—	7,125,524
Russia	—	28,714,752	—	28,714,752
Singapore	—	45,437,069	—	45,437,069
South Africa	—	48,947,274	—	48,947,274
South Korea	—	66,906,881	—	66,906,881
Spain	—	25,930,456	—	25,930,456
Sweden	—	81,330,341	—	81,330,341
Switzerland	—	45,218,074	—	45,218,074
Taiwan	—	58,798,727	—	58,798,727
Turkey	—	20,564,824	—	20,564,824
United Kingdom	—	298,459,687	—	298,459,687
United States	9,472,723	—	—	9,472,723
Total Common Stock	195,426,023	1,328,250,555	—	1,523,676,578
Short Term Investments
United States	217,086,566	27,195,000	—	244,281,566
Total Investments	$412,512,589	$1,355,445,555	$—	$1,767,958,144

MSF-3

Metropolitan Series Fund

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—70.9% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—30.0%
Fannie Mae 15 Yr. Pool 3.000%, 11/01/25	$1,564,018	$1,656,659
3.000%, 12/01/25	1,967,020	2,083,533
3.000%, 10/01/26	2,745,256	2,908,229
3.000%, 03/01/27	3,333,406	3,535,627
3.500%, 02/01/26	5,608,690	5,968,908
3.500%, 03/01/26	2,497,346	2,657,738
4.000%, 04/01/19	504,567	540,574
4.000%, 05/01/19	924,848	990,847
4.000%, 01/01/20	685,076	734,847
4.000%, 06/01/24	1,691,610	1,805,183
4.000%, 08/01/25	2,652,985	2,832,867
4.500%, 07/01/18	1,180,569	1,271,659
4.500%, 05/01/19	314,918	339,268
4.500%, 08/01/24	1,830,028	1,972,853
4.500%, 06/01/25	3,026,528	3,270,969
5.000%, 06/01/18	305,446	331,219
5.000%, 01/01/19	672,100	730,613
5.000%, 02/01/20	702,599	763,774
5.000%, 01/01/22	852,304	924,966
5.000%, 02/01/24	2,482,683	2,693,331
5.500%, 11/01/17	195,803	211,920
5.500%, 02/01/18	119,798	130,022
5.500%, 04/01/18	875,325	950,026
6.000%, 09/01/13	42,094	42,779
6.000%, 10/01/13	29,226	29,702
6.000%, 03/01/14	8,140	8,272
6.000%, 06/01/14	1,913	1,983
6.000%, 07/01/14	7,930	8,221
6.000%, 09/01/17	312,455	337,830
6.500%, 01/01/13	479	480
6.500%, 04/01/13	48	49
6.500%, 06/01/13	4,200	4,276
6.500%, 07/01/13	48	49
6.500%, 06/01/14	2,905	3,024
6.500%, 04/01/17	963,467	1,045,960
7.000%, 02/01/14	467	469
7.500%, 08/01/15	5,542	5,853
Fannie Mae 20 Yr. Pool 3.500%, 04/01/32	3,700,416	3,974,468
4.000%, 02/01/31	2,330,101	2,521,780
4.500%, 08/01/30	1,770,389	1,922,068
5.000%, 02/01/24	663,580	732,654
5.000%, 09/01/25	622,163	683,006
5.500%, 07/01/23	406,366	448,901
5.500%, 01/01/24	242,389	267,760
5.500%, 07/01/24	711,512	785,335
7.000%, 10/01/21	34,655	39,515
Fannie Mae 30 Yr. Pool 3.000%, 09/01/42	3,314,819	3,502,869
3.500%, 12/01/40	4,386,660	4,698,963
3.500%, 04/01/42	5,155,920	5,535,594
3.500%, 05/01/42	6,583,903	7,062,530
3.500%, 06/01/42	4,668,667	5,008,062
3.500%, 09/01/42	3,759,588	4,036,438
4.000%, 08/01/39	3,197,761	3,437,640
4.000%, 09/01/39	2,855,687	3,069,906
4.000%, 06/01/40	3,301,514	3,552,444

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 09/01/40	$2,580,517	$2,776,648
4.000%, 12/01/40	11,669,825	12,556,785
4.000%, 01/01/41	4,520,627	4,867,560
4.000%, 12/01/41	3,483,535	3,750,878
4.000%, 02/01/42	3,480,471	3,777,273
4.500%, 08/01/33	645,533	697,557
4.500%, 10/01/33	966,739	1,044,648
4.500%, 04/01/34	728,101	786,811
4.500%, 01/01/39	1,255,502	1,353,874
4.500%, 07/01/39	4,302,790	4,646,181
4.500%, 09/01/39	8,056,255	8,699,197
4.500%, 10/01/39	2,713,399	2,929,946
4.500%, 05/01/40	3,470,708	3,755,507
4.500%, 10/01/40	4,553,973	4,927,662
4.500%, 12/01/40	4,413,439	4,775,596
4.500%, 04/01/41	5,732,960	6,215,303
4.500%, 05/01/41	2,964,682	3,214,116
5.000%, 07/01/33	671,060	732,785
5.000%, 08/01/33	1,322,906	1,444,586
5.000%, 09/01/33	853,798	932,331
5.000%, 10/01/33	4,867,304	5,314,998
5.000%, 03/01/34	936,907	1,023,084
5.000%, 04/01/34	2,196,574	2,397,554
5.000%, 05/01/34	481,937	525,834
5.000%, 09/01/34	963,152	1,050,880
5.000%, 02/01/35	1,058,935	1,155,388
5.000%, 04/01/35	807,723	879,540
5.000%, 05/01/35	267,105	290,854
5.000%, 11/01/35	856,050	932,164
5.000%, 03/01/36	2,726,842	2,969,294
5.000%, 07/01/37	2,446,446	2,659,247
5.000%, 01/01/39	2,718,482	2,954,230
5.000%, 04/01/40	5,072,015	5,565,530
5.500%, 07/01/25 (a)	634,595	697,596
5.500%, 10/01/32	195,077	215,245
5.500%, 02/01/33	504,964	556,982
5.500%, 03/01/33	1,326,424	1,463,063
5.500%, 05/01/33	2,963,118	3,268,359
5.500%, 08/01/33	1,966,372	2,168,934
5.500%, 10/01/33	255,468	281,784
5.500%, 12/01/33	2,296,522	2,533,094
5.500%, 02/01/34	1,225,060	1,349,722
5.500%, 03/01/34	540,686	595,706
5.500%, 04/01/34	308,058	339,406
5.500%, 06/01/34	740,744	816,122
5.500%, 09/01/34	821,283	904,856
5.500%, 12/01/34	2,052,531	2,261,397
5.500%, 01/01/35	649,607	715,711
5.500%, 02/01/35	1,379,988	1,520,415
5.500%, 04/01/35	860,622	946,814
5.500%, 06/01/35	2,862,415	3,149,088
5.500%, 01/01/37	1,766,268	1,930,588
5.500%, 05/01/37	693,743	758,284
5.500%, 05/01/38	860,850	940,887
5.500%, 06/01/38	934,266	1,021,129
5.500%, 07/01/38	1,136,959	1,242,668
6.000%, 08/01/28	4,583	5,111

MSF-4

Metropolitan Series Fund

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 11/01/28	$2,968	$3,311
6.000%, 12/01/28	3,055	3,407
6.000%, 06/01/31	79,962	89,245
6.000%, 09/01/32	315,603	352,290
6.000%, 01/01/33	109,530	122,262
6.000%, 02/01/33	231,864	258,902
6.000%, 03/01/33	207,698	231,918
6.000%, 04/01/33	529,218	590,931
6.000%, 05/01/33	759,111	847,632
6.000%, 05/01/34	1,114,326	1,243,099
6.000%, 09/01/34	636,681	710,257
6.000%, 11/01/34	1,297,709	1,447,674
6.000%, 01/01/35	541,176	600,479
6.000%, 07/01/36	465,387	512,766
6.000%, 09/01/36	890,352	980,995
6.000%, 07/01/37	1,234,134	1,359,811
6.000%, 08/01/37	1,332,779	1,468,502
6.000%, 09/01/37	3,184,668	3,508,976
6.000%, 10/01/37	1,444,756	1,591,881
6.000%, 12/01/38	1,311,488	1,444,741
6.500%, 05/01/28	135,195	155,033
6.500%, 12/01/28	598,744	686,603
6.500%, 03/01/29	11,822	13,555
6.500%, 04/01/29	62,985	72,219
6.500%, 05/01/29	11,688	13,402
6.500%, 08/01/29	1,886	2,163
6.500%, 05/01/30	61,501	70,517
6.500%, 09/01/31	16,626	18,997
6.500%, 02/01/32	8,330	9,773
6.500%, 06/01/32	82,786	94,596
6.500%, 09/01/33	26,426	30,207
6.500%, 10/01/33	248,493	284,049
6.500%, 10/01/34	777,982	889,301
6.500%, 10/01/37	702,690	788,447
7.000%, 06/01/26	1,228	1,461
7.000%, 06/01/28	35,188	40,911
7.000%, 10/01/29	22,513	26,185
7.000%, 12/01/29	4,248	4,941
7.000%, 01/01/32	81,121	94,330
7.000%, 04/01/32	47,350	54,933
7.000%, 06/01/32	153,740	178,361
7.000%, 10/01/37	638,713	727,193
7.500%, 09/01/25	9,981	11,901
7.500%, 06/01/26	12,173	14,612
7.500%, 09/01/27	1,144	1,188
7.500%, 08/01/28	442	451
7.500%, 07/01/29	26,471	32,040
7.500%, 10/01/29	9,223	10,625
8.000%, 10/01/26	517	557
8.000%, 11/01/29	420	520
8.000%, 05/01/30	34,186	38,944
8.000%, 11/01/30	8,256	9,405
8.000%, 01/01/31	9,566	10,898
8.000%, 02/01/31	13,614	15,509
Fannie Mae ARM Pool 2.789%, 02/01/42 (a)	4,537,140	4,791,283
3.138%, 10/01/41 (a)	2,667,286	2,803,687

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool 3.508%, 05/01/41 (a)	$3,523,558	$3,731,253
5.106%, 11/01/36 (a)	480,379	513,607
Freddie Mac 15 Yr. Gold Pool 3.000%, 05/01/27	4,629,091	4,887,138
3.500%, 12/01/25	4,024,443	4,252,286
3.500%, 05/01/26	2,088,890	2,209,198
4.000%, 06/01/19	653,770	696,630
4.000%, 05/01/25	3,279,385	3,482,628
4.000%, 08/01/25	1,914,291	2,032,931
4.000%, 10/01/25	1,551,153	1,647,287
4.500%, 09/01/18	763,742	819,828
4.500%, 10/01/18	1,410,299	1,513,863
4.500%, 04/01/19	1,105,270	1,186,514
4.500%, 06/01/19	812,596	872,327
4.500%, 08/01/19	211,850	227,422
5.000%, 05/01/18	1,759,926	1,911,571
5.000%, 12/01/18	413,277	448,887
5.000%, 06/01/19	719,354	781,975
5.500%, 11/01/17	170,744	184,834
5.500%, 01/01/24	1,627,497	1,769,863
6.000%, 04/01/16	11,109	11,906
6.000%, 05/01/17	182,114	196,987
7.000%, 12/01/15	2,433	2,589
7.500%, 03/01/16	14,536	15,606
Freddie Mac 20 Yr. Gold Pool 4.000%, 01/01/31	2,394,344	2,590,810
4.000%, 08/01/31	2,397,689	2,594,429
4.500%, 05/01/29	1,080,288	1,161,794
5.000%, 03/01/27	565,392	600,703
Freddie Mac 30 Yr. Gold Pool 3.500%, 01/01/42	3,064,236	3,288,069
3.500%, 03/01/42	2,767,280	2,972,880
3.500%, 08/01/42	5,686,431	6,098,732
4.000%, 06/01/39	3,400,360	3,646,567
4.000%, 12/01/39	3,158,991	3,387,721
4.000%, 11/01/40	3,740,316	4,018,059
4.000%, 04/01/41	2,999,674	3,224,945
4.000%, 09/01/41	3,451,279	3,710,465
4.000%, 11/01/41	3,695,953	3,973,513
4.500%, 10/01/35	1,489,064	1,598,820
4.500%, 10/01/35 (a)	618,068	663,625
4.500%, 06/01/38	3,074,335	3,300,937
4.500%, 02/01/39	2,284,577	2,452,105
4.500%, 03/01/39	2,376,738	2,551,023
4.500%, 04/01/39	3,002,342	3,222,502
4.500%, 09/01/39	2,414,771	2,591,846
4.500%, 11/01/39	2,500,586	2,683,953
4.500%, 01/01/40	1,711,443	1,840,640
4.500%, 05/01/40	2,861,935	3,077,982
4.500%, 11/01/40	2,784,066	2,994,235
4.500%, 02/01/41	1,973,600	2,126,032
4.500%, 06/01/41	1,695,490	1,826,443
5.000%, 10/01/33	1,311,920	1,426,012
5.000%, 03/01/34	447,065	485,269
5.000%, 08/01/35	2,723,597	2,951,455
5.000%, 09/01/35	1,246,175	1,350,431
5.000%, 10/01/35	1,069,707	1,159,199

MSF-5

Metropolitan Series Fund

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 01/01/36	$1,905,548	$2,064,967
5.000%, 04/01/38	2,011,919	2,174,051
5.000%, 11/01/39	4,173,743	4,529,551
5.000%, 05/01/40	5,870,678	6,412,372
5.500%, 06/01/34	1,641,905	1,798,514
5.500%, 10/01/35	1,035,919	1,131,729
5.500%, 12/01/35	2,553,946	2,790,154
5.500%, 01/01/36	2,127,654	2,324,435
5.500%, 12/01/37	1,767,173	1,921,278
5.500%, 04/01/38	1,239,896	1,348,227
5.500%, 07/01/38	1,471,019	1,599,543
5.500%, 08/01/38	2,481,432	2,698,237
6.000%, 11/01/28	25,007	27,864
6.000%, 12/01/28	18,803	20,951
6.000%, 02/01/29	56,034	62,451
6.000%, 04/01/29	13,810	15,391
6.000%, 05/01/29	2,276	2,537
6.000%, 06/01/31	5,635	6,276
6.000%, 07/01/31	2,486	2,769
6.000%, 08/01/31	50,173	55,880
6.000%, 09/01/31	78,290	87,196
6.000%, 04/01/32	305,507	340,360
6.000%, 11/01/32	82,913	92,372
6.000%, 06/01/34	556,904	618,592
6.000%, 11/01/35	326,674	361,923
6.000%, 02/01/36	680,163	745,752
6.000%, 08/01/36	779,227	854,368
6.000%, 10/01/36	1,067,413	1,170,344
6.000%, 11/01/36	674,245	739,262
6.000%, 01/01/37	775,780	850,588
6.000%, 02/01/38	985,681	1,081,084
6.000%, 04/01/40	2,320,683	2,545,299
6.500%, 10/01/29	33,110	37,685
6.500%, 02/01/30	14,070	16,014
6.500%, 08/01/31	26,655	30,195
6.500%, 10/01/31	17,761	20,120
6.500%, 11/01/31	59,687	67,613
6.500%, 03/01/32	915,532	1,037,359
6.500%, 04/01/32	785,747	890,304
6.500%, 09/01/36	1,515,572	1,693,219
6.500%, 11/01/37	2,999,726	3,351,266
7.000%, 12/01/27	3,319	3,811
7.000%, 11/01/28	9,014	10,352
7.000%, 04/01/29	8,681	9,949
7.000%, 05/01/29	2,092	2,398
7.000%, 06/01/29	16,228	18,599
7.000%, 07/01/29	4,257	4,879
7.000%, 01/01/31	114,596	131,317
7.500%, 08/01/24	33,803	35,672
7.500%, 10/01/27	23,624	28,533
7.500%, 10/01/29	31,934	36,721
7.500%, 05/01/30	17,528	20,154
8.000%, 02/01/27	7,977	9,739
8.000%, 10/01/28	13,856	16,847
Freddie Mac ARM Non-Gold Pool 3.618%, 11/01/39 (a)	2,763,123	2,931,366

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 15 Yr. Pool 5.000%, 10/15/20	$788,638	$868,795
5.000%, 01/15/21	729,022	802,673
Ginnie Mae I 30 Yr. Pool 3.500%, 01/15/42	5,519,236	6,049,843
3.500%, 02/15/42	3,635,970	3,988,333
3.500%, 03/15/42	3,802,866	4,177,975
4.000%, 07/15/39	2,493,400	2,750,011
4.000%, 07/15/40	3,527,615	3,900,980
4.000%, 03/15/41	2,688,155	2,963,687
4.000%, 10/15/41	5,610,834	6,185,935
4.500%, 01/15/39	1,793,108	1,972,111
4.500%, 04/15/39	4,131,026	4,543,419
4.500%, 05/15/39	4,248,808	4,672,960
4.500%, 08/15/39	2,659,537	2,925,035
4.500%, 01/15/40	3,378,207	3,736,591
4.500%, 04/15/40	3,407,846	3,769,375
4.500%, 02/15/41	2,403,572	2,637,655
4.500%, 04/15/41	2,471,715	2,712,435
5.000%, 12/15/35	1,040,001	1,150,472
5.000%, 12/15/36	812,622	896,707
5.000%, 01/15/39	2,215,281	2,448,272
5.000%, 02/15/39	1,485,448	1,641,679
5.000%, 08/15/39	5,413,590	5,982,961
5.000%, 09/15/39	1,243,320	1,374,085
5.000%, 12/15/39	1,999,771	2,210,096
5.000%, 05/15/40	4,194,301	4,656,818
5.500%, 03/15/36	897,115	995,135
5.500%, 01/15/37	1,705,166	1,890,476
5.500%, 11/15/37	1,617,686	1,793,490
5.500%, 09/15/38	1,358,980	1,505,324
5.500%, 08/15/39	3,827,319	4,246,947
6.000%, 01/15/29	13,095	14,983
6.000%, 01/15/33	476,179	543,050
6.000%, 03/15/35	603,057	682,082
6.000%, 12/15/35	455,662	515,372
6.000%, 06/15/36	820,153	925,167
6.000%, 09/15/36	994,295	1,121,606
6.000%, 07/15/38	2,892,924	3,262,994
6.500%, 05/15/23	3,674	4,362
6.500%, 02/15/27	64,938	74,875
6.500%, 07/15/28	18,517	21,819
6.500%, 08/15/28	24,830	29,257
6.500%, 11/15/28	16,327	19,238
6.500%, 12/15/28	12,306	14,500
6.500%, 07/15/29	4,974	5,852
6.500%, 07/15/32	24,235	28,302
6.500%, 05/15/36	433,857	501,068
7.000%, 01/15/28	3,781	4,458
7.000%, 04/15/28	3,728	4,395
7.000%, 05/15/28	24,286	28,634
7.000%, 06/15/28	13,488	15,903
7.000%, 10/15/28	11,203	13,209
7.000%, 06/15/29	2,303	2,715
7.000%, 09/15/29	23,140	27,280
7.000%, 01/15/31	1,494	1,761
7.000%, 03/15/31	31,392	37,006
7.000%, 07/15/31	857,204	1,010,527

MSF-6

Metropolitan Series Fund

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
7.000%, 08/15/31	$132,264	$155,922
7.000%, 02/15/32	52,719	61,689
7.000%, 07/15/32	53,374	62,456
7.500%, 08/15/29	23,633	24,543
7.500%, 04/15/30	9,326	9,606
8.000%, 08/15/26	4,841	5,922
8.000%, 09/15/26	5,416	6,625
8.000%, 05/15/27	4,838	5,657
8.000%, 06/15/29	51,113	54,831
9.000%, 11/15/24	22,136	24,615
Ginnie Mae II 30 Yr. Pool 3.500%, 12/20/41	3,652,241	4,000,508
3.500%, 08/20/42	3,183,435	3,486,237
4.000%, 11/20/40	4,113,404	4,539,115
4.000%, 12/20/40	3,242,220	3,577,769
4.500%, 08/20/40	4,406,429	4,882,444
4.500%, 12/20/40	2,363,767	2,619,119
4.500%, 04/20/41	2,600,854	2,869,047
5.000%, 08/20/40	1,973,218	2,193,035
5.000%, 10/20/40	1,896,230	2,107,471
6.500%, 06/20/31	53,866	62,953
6.500%, 11/20/38	1,868,146	2,153,792
7.500%, 02/20/28	5,714	6,915

		547,846,906

Federal Agencies—5.2%
Federal Home Loan Bank 3.625%, 10/18/13	2,770,000	2,867,467
4.875%, 05/17/17 (b)	4,420,000	5,273,292
5.250%, 06/18/14 (b)	9,500,000	10,306,594
5.375%, 05/18/16 (b)	2,900,000	3,410,072
Federal Home Loan Mortgage Corp. 1.375%, 02/25/14	16,700,000	16,963,990
4.750%, 01/19/16 (b)	2,850,000	3,254,241
5.125%, 11/17/17 (b)	3,530,000	4,295,907
5.625%, 11/23/35 (b)	1,040,000	1,180,394
Federal National Mortgage Association 0.550%, 02/27/15	4,990,000	5,008,416
1.000%, 09/23/13	4,940,000	4,976,977
2.875%, 12/11/13 (b)	9,480,000	9,775,627
4.125%, 04/15/14 (b)	2,350,000	2,490,336
5.375%, 07/15/16 (b)	5,870,000	6,937,039
5.375%, 06/12/17 (b)	8,300,000	10,080,279
6.625%, 11/15/30 (b)	2,450,000	3,762,351
Tennessee Valley Authority 5.250%, 09/15/39	3,350,000	4,437,407

		95,020,389

U.S. Treasury—35.7%
U.S. Treasury Bonds 2.750%, 08/15/42	2,020,000	1,987,498
3.125%, 02/15/42	1,800,000	1,915,740
3.500%, 02/15/39 (b)	2,080,000	2,389,317
3.750%, 08/15/41	1,830,000	2,189,430
3.875%, 08/15/40	10,380,000	12,689,135
4.250%, 11/15/40 (b)	7,280,000	9,458,030

U.S. Treasury—(Continued)
U.S. Treasury Bonds 4.375%, 11/15/39	$3,900,000	$5,158,062
4.375%, 05/15/40	5,220,000	6,909,975
4.375%, 05/15/41 (b)	5,850,000	7,755,813
4.500%, 02/15/36	5,675,000	7,572,947
4.500%, 05/15/38 (b)	4,950,000	6,644,979
5.000%, 05/15/37	2,760,000	3,953,921
5.250%, 02/15/29	750,000	1,052,040
5.375%, 02/15/31	3,075,000	4,448,541
6.250%, 08/15/23	7,700,000	11,174,703
6.375%, 08/15/27	2,800,000	4,296,180
6.500%, 11/15/26	1,000,000	1,537,950
7.125%, 02/15/23	6,100,000	9,311,589
7.250%, 08/15/22	6,120,000	9,337,407
7.875%, 02/15/21	4,450,000	6,791,323
8.000%, 11/15/21	2,920,000	4,573,771
8.125%, 08/15/19	2,645,000	3,906,321
8.125%, 08/15/21 (b)	1,250,000	1,958,875
8.500%, 02/15/20	6,700,000	10,232,776
8.750%, 08/15/20	1,000,000	1,571,090
8.875%, 02/15/19 (b)	10,215,000	15,294,511
9.125%, 05/15/18 (b)	1,600,000	2,339,712
9.250%, 02/15/16 (b)	1,375,000	1,784,008
U.S. Treasury Notes 0.250%, 12/15/14	7,000,000	6,998,740
0.375%, 03/15/15	8,020,000	8,039,569
0.625%, 07/15/14	10,000,000	10,068,400
0.750%, 09/15/13 (b)	8,000,000	8,042,479
0.750%, 12/15/13 (b)	5,000,000	5,032,400
1.000%, 09/30/16 (b)	4,000,000	4,084,720
1.000%, 10/31/16	7,010,000	7,157,560
1.000%, 03/31/17	7,850,000	8,007,157
1.250%, 04/15/14 (b)	23,810,000	24,180,246
1.250%, 09/30/15	7,750,000	7,965,140
1.750%, 07/31/15	6,700,000	6,972,087
1.875%, 06/30/15	6,700,000	6,988,971
1.875%, 09/30/17	15,900,000	16,871,968
2.000%, 11/30/13	6,000,000	6,124,681
2.000%, 11/15/21 (b)	10,950,000	11,431,581
2.000%, 02/15/22	3,800,000	3,952,608
2.125%, 05/31/15	12,000,000	12,580,440
2.125%, 08/15/21 (b)	8,710,000	9,213,525
2.375%, 08/31/14	9,950,000	10,354,169
2.375%, 10/31/14	21,000,000	21,922,111
2.375%, 02/28/15 (b)	15,000,000	15,756,150
2.375%, 03/31/16	20,560,000	21,978,025
2.500%, 04/30/15	5,980,000	6,320,801
2.625%, 06/30/14 (b)	12,000,000	12,498,719
2.625%, 02/29/16 (b)	2,510,000	2,701,463
2.625%, 08/15/20	6,000,000	6,633,000
2.750%, 05/31/17 (b)	9,840,000	10,830,593
3.000%, 08/31/16	8,350,000	9,177,985
3.000%, 09/30/16	18,100,000	19,917,239
3.000%, 02/28/17	14,980,000	16,592,297
3.125%, 05/15/19	3,000,000	3,420,360
3.250%, 05/31/16	8,230,000	9,079,418
3.375%, 11/15/19	4,350,000	5,044,304
3.500%, 02/15/18	4,000,000	4,588,120

MSF-7

Metropolitan Series Fund

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.500%, 05/15/20	$7,790,000	$9,122,012
3.625%, 02/15/20	17,190,000	20,261,335
3.750%, 11/15/18	4,550,000	5,340,699
3.875%, 05/15/18 (b)	4,700,000	5,511,689
4.000%, 02/15/14	15,010,000	15,787,518
4.000%, 02/15/15 (b)	27,230,000	29,625,150
4.000%, 08/15/18	9,620,000	11,404,510
4.250%, 11/15/13	5,460,000	5,707,611
4.250%, 08/15/15	2,300,000	2,558,727
4.250%, 11/15/17	4,700,000	5,549,713
4.500%, 11/15/15	8,950,000	10,104,282
4.500%, 02/15/16 (b)	4,520,000	5,146,200
4.625%, 02/15/17 (b)	8,475,000	9,973,550
4.875%, 08/15/16 (b)	8,330,000	9,742,935
5.125%, 05/15/16	4,830,000	5,646,511

		650,245,112

Total U.S. Treasury & Government Agencies (Identified Cost $1,214,681,842)		1,293,112,407

Corporate Bonds & Notes—23.1%

Aerospace & Defense—0.6%
Honeywell International, Inc. 5.000%, 02/15/19 (b)	2,000,000	2,391,906
Lockheed Martin Corp. 6.150%, 09/01/36	1,700,000	2,193,382
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	754,871
Raytheon Co. 3.125%, 10/15/20 (b)	1,000,000	1,068,737
The Boeing Co. 7.250%, 06/15/25	460,000	636,360
United Technologies Corp. 4.500%, 06/01/42	2,645,000	2,966,379
4.875%, 05/01/15	900,000	999,462
7.500%, 09/15/29	200,000	294,685

		11,305,782

Air Freight & Logistics—0.1%
United Parcel Service, Inc. 5.125%, 04/01/19 (b)	760,000	922,784

Automobiles—0.1%
Ford Motor Co. 7.450%, 07/16/31 (b)	2,200,000	2,744,500

Beverages—0.4%
Anheuser-Busch Cos., Inc. 5.000%, 01/15/15 (b)	1,950,000	2,137,240
6.450%, 09/01/37	880,000	1,242,258
Pepsi Bottling Group, Inc. 7.000%, 03/01/29	300,000	427,345
PepsiCo., Inc. 5.000%, 06/01/18	1,000,000	1,187,614

Beverages—(Continued)
The Coca-Cola Co. 0.750%, 11/15/13	$1,900,000	$1,908,291
3.150%, 11/15/20	280,000	304,292

		7,207,040

Biotechnology—0.2%
Amgen, Inc. 5.700%, 02/01/19 (b)	850,000	1,014,538
6.150%, 06/01/18	1,650,000	2,017,000

		3,031,538

Building Products—0.1%
CRH America, Inc. 6.000%, 09/30/16	900,000	1,001,693

Capital Markets—1.9%
BlackRock, Inc. 3.500%, 12/10/14	1,500,000	1,598,298
Deutsche Telekom International Finance BV 5.750%, 03/23/16	460,000	523,480
8.750%, 06/15/30 (a)	1,000,000	1,504,802
ERP Operating, L.P. 5.750%, 06/15/17 (b)	900,000	1,071,769
European Investment Bank 1.125%, 04/15/15	1,900,000	1,930,937
1.625%, 06/15/17 (b)	1,975,000	2,041,123
4.000%, 02/16/21 (b)	1,700,000	1,966,775
4.875%, 02/15/36 (b)	3,700,000	4,370,173
5.125%, 05/30/17 (b)	1,750,000	2,085,324
Merrill Lynch & Co., Inc. 6.500%, 07/15/18	200,000	234,261
Morgan Stanley 4.750%, 04/01/14 (b)	1,515,000	1,569,648
5.625%, 09/23/19	1,900,000	2,051,803
7.250%, 04/01/32	1,850,000	2,181,948
Nomura Holdings, Inc. 6.700%, 03/04/20	1,325,000	1,517,297
The Bank of New York Mellon Corp. 5.450%, 05/15/19 (b)	2,000,000	2,373,018
The Bear Stearns Cos., LLC 5.700%, 11/15/14	900,000	986,794
The Goldman Sachs Group, Inc. 6.000%, 06/15/20	2,000,000	2,300,364
6.125%, 02/15/33 (b)	2,075,000	2,296,948
6.250%, 09/01/17	760,000	889,897
6.450%, 05/01/36	2,000,000	2,096,495

		35,591,154

Chemicals—0.5%
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36	1,000,000	1,290,240
6.000%, 07/15/18	1,000,000	1,256,139
Potash Corp of Saskatchewan, Inc. 4.875%, 03/30/20 (b)	970,000	1,139,805
Praxair, Inc. 4.375%, 03/31/14	810,000	852,513

MSF-8

Metropolitan Series Fund

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Chemicals—(Continued)
The Dow Chemical Co. 4.250%, 11/15/20	$2,750,000	$3,022,263
9.400%, 05/15/39 (b)	650,000	1,046,132

		8,607,092

Commercial Banks—2.2%
Barclays Bank plc 5.000%, 09/22/16	1,750,000	1,954,578
5.200%, 07/10/14	900,000	960,716
BB&T Corp. 3.200%, 03/15/16	1,865,000	1,998,875
Deutsche Bank AG 3.875%, 08/18/14	620,000	652,644
6.000%, 09/01/17 (b)	1,500,000	1,784,984
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,674,526
HSBC Holdings plc 6.500%, 09/15/37	905,000	1,059,598
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	2,700,000	3,186,017
KfW Bankengruppe 1.250%, 02/15/17 (b)	3,000,000	3,065,443
2.375%, 08/25/21 (b)	1,945,000	2,017,829
2.750%, 09/08/20	2,300,000	2,476,779
4.875%, 01/17/17	2,900,000	3,400,438
Lloyds TSB Bank plc 6.375%, 01/21/21	1,500,000	1,834,094
PNC Bank N.A. 4.875%, 09/21/17	1,000,000	1,141,505
5.250%, 01/15/17 (b)	1,600,000	1,824,647
State Street Bank & Trust Co. 5.300%, 01/15/16	300,000	340,267
SunTrust Banks, Inc. 3.600%, 04/15/16	1,450,000	1,545,583
U.S. Bancorp 4.200%, 05/15/14	1,900,000	2,010,565
Wachovia Corp. 5.750%, 06/15/17	700,000	831,836
Wells Fargo & Co. 5.000%, 11/15/14	2,000,000	2,150,441
Wells Fargo Bank N.A. 5.950%, 08/26/36	1,900,000	2,394,328
Westpac Banking Corp. 3.000%, 12/09/15 (b)	2,000,000	2,114,869

		40,420,562

Commercial Services & Supplies—0.1%
Waste Management, Inc. 7.000%, 07/15/28	1,265,000	1,694,889

Communications Equipment—0.1%
Cisco Systems, Inc. 5.500%, 01/15/40	2,000,000	2,569,348

Computers & Peripherals—0.1%
Hewlett-Packard Co. 5.500%, 03/01/18 (b)	1,950,000	2,239,217

Computers & Peripherals—(Continued)
International Business Machines Corp. 8.375%, 11/01/19	$425,000	$601,797

		2,841,014

Consumer Finance—0.3%
American Express Centurion Bank 5.550%, 10/17/12	300,000	300,598
Capital One Financial Corp. 6.750%, 09/15/17	1,200,000	1,468,872
Daimler Finance North America, LLC 8.500%, 01/18/31	1,050,000	1,647,377
General Electric Capital Services, Inc. 7.500%, 08/21/35	100,000	137,903
HSBC Finance Corp. 5.000%, 06/30/15 (b)	1,800,000	1,938,089
5.500%, 01/19/16	900,000	988,563

		6,481,402

Diversified Financial Services—3.2%
Asian Development Bank 5.500%, 06/27/16	3,850,000	4,563,984
Associates Corp. of North America 6.950%, 11/01/18	1,700,000	2,015,675
Bank of America Corp. 4.750%, 08/15/13	1,000,000	1,030,670
5.125%, 11/15/14 (b)	1,000,000	1,074,552
5.750%, 08/15/16 (b)	2,850,000	3,120,146
5.875%, 02/07/42	3,000,000	3,472,059
6.500%, 08/01/16	1,750,000	2,029,975
BHP Billiton Finance USA, Ltd. 5.500%, 04/01/14	1,500,000	1,607,483
Citigroup, Inc. 5.375%, 08/09/20	2,200,000	2,531,962
5.850%, 08/02/16 (b)	500,000	560,295
6.125%, 11/21/17	1,700,000	1,992,664
6.125%, 05/15/18	1,900,000	2,239,392
Diageo Finance BV 5.300%, 10/28/15	870,000	990,678
General Electric Capital Corp. 5.300%, 02/11/21 (b)	1,915,000	2,194,617
5.400%, 02/15/17 (b)	2,000,000	2,312,284
5.875%, 01/14/38 (b)	2,050,000	2,433,888
6.750%, 03/15/32	1,250,000	1,609,663
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	875,000	899,286
Inter-American Development Bank 2.375%, 08/15/17 (b)	2,000,000	2,161,218
JPMorgan Chase & Co. 4.950%, 03/25/20	2,650,000	2,996,367
5.125%, 09/15/14	850,000	911,033
6.300%, 04/23/19	1,900,000	2,310,270
Novartis Capital Corp. 4.400%, 04/24/20	900,000	1,055,200
Petrobras International Finance Co. 2.875%, 02/06/15 (b)	2,900,000	2,979,406
6.125%, 10/06/16	600,000	679,805

MSF-9

Metropolitan Series Fund

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Shell International Finance BV 4.000%, 03/21/14	$1,900,000	$1,996,269
4.300%, 09/22/19 (b)	1,000,000	1,165,474
Telecom Italia Capital S.A. 5.250%, 10/01/15	2,725,000	2,861,250
Unilever Capital Corp. 5.900%, 11/15/32 (b)	1,500,000	2,094,026

		57,889,591

Diversified Telecommunication Services—0.8%
AT&T, Inc. 5.100%, 09/15/14	1,750,000	1,903,226
5.800%, 02/15/19	1,700,000	2,114,815
6.300%, 01/15/38	1,300,000	1,705,055
British Telecommunications plc 9.625%, 12/15/30 (a)	1,000,000	1,612,850
Qwest Corp. 7.500%, 10/01/14	850,000	947,611
Telefonica Emisiones S.A.U. 6.221%, 07/03/17	1,400,000	1,471,750
Verizon Communications, Inc. 4.600%, 04/01/21	2,400,000	2,846,820
6.100%, 04/15/18	1,600,000	1,996,480
Verizon New York, Inc. 7.375%, 04/01/32	500,000	664,748

		15,263,355

Electric Utilities—1.5%
Consolidated Edison Co. of New York, Inc. 5.850%, 04/01/18	855,000	1,049,100
Duke Energy Carolinas, LLC 5.300%, 02/15/40	2,000,000	2,463,662
Exelon Corp. 4.900%, 06/15/15	1,060,000	1,149,008
5.625%, 06/15/35	1,500,000	1,723,825
FirstEnergy Solutions Corp. 4.800%, 02/15/15	2,850,000	3,067,649
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,303,910
Georgia Power Co. 5.700%, 06/01/17	1,400,000	1,661,908
Northern States Power Co. 6.250%, 06/01/36 (b)	2,200,000	3,074,029
Ohio Power Co. 5.375%, 10/01/21	1,640,000	1,965,567
Oncor Electric Delivery Co., LLC 7.000%, 05/01/32	950,000	1,156,819
Pacific Gas & Electric Co. 4.800%, 03/01/14	1,125,000	1,190,066
PacifiCorp. 2.950%, 02/01/22 (b)	2,800,000	2,951,287
Progress Energy, Inc. 5.625%, 01/15/16	1,900,000	2,171,587
Southern California Edison Co. 5.000%, 01/15/16	1,500,000	1,699,862

		27,628,279

Electronic Equipment, Instruments & Components—0.1%
Tyco Electronics Group S.A. 6.550%, 10/01/17	$1,600,000	$1,929,483

Energy Equipment & Services—0.4%
Transocean, Inc. 6.375%, 12/15/21	2,035,000	2,435,587
Weatherford International, Ltd. 4.500%, 04/15/22 (b)	2,300,000	2,408,948
9.625%, 03/01/19	1,500,000	1,959,602

		6,804,137

Food & Staples Retailing—0.6%
Costco Wholesale Corp. 5.500%, 03/15/17 (b)	465,000	555,726
CVS Caremark Corp. 4.875%, 09/15/14	1,800,000	1,944,233
Safeway, Inc. 7.250%, 02/01/31	813,000	867,510
Sysco Corp. 2.600%, 06/12/22 (b)	2,400,000	2,475,356
Wal-Mart Stores, Inc. 5.250%, 09/01/35	935,000	1,170,566
5.625%, 04/15/41	1,900,000	2,515,959
Walgreen Co. 4.875%, 08/01/13	445,000	460,695
5.250%, 01/15/19 (b)	900,000	1,046,708

		11,036,753

Food Products—0.5%
Archer-Daniels-Midland Co. 4.479%, 03/01/21 (a) (b)	2,000,000	2,300,701
ConAgra Foods, Inc. 5.819%, 06/15/17	1,000,000	1,174,076
General Mills, Inc. 5.650%, 02/15/19	1,700,000	2,065,174
Kraft Foods, Inc. 4.125%, 02/09/16	2,200,000	2,412,480
5.375%, 02/10/20	1,800,000	2,174,314

		10,126,745

Health Care Equipment & Supplies—0.2%
Baxter International, Inc. 5.375%, 06/01/18	1,400,000	1,670,073
Medtronic, Inc. 3.000%, 03/15/15	2,300,000	2,427,991

		4,098,064

Health Care Providers & Services—0.3%
Laboratory Corp. of America Holdings 4.625%, 11/15/20 (b)	1,900,000	2,093,987
UnitedHealth Group, Inc. 5.375%, 03/15/16	1,700,000	1,940,740
WellPoint, Inc. 5.850%, 01/15/36	1,800,000	2,087,541

		6,122,268

MSF-10

Metropolitan Series Fund

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. 5.350%, 03/01/18	$885,000	$1,061,079

Household Products—0.2%
Kimberly-Clark Corp. 6.125%, 08/01/17 (b)	500,000	614,483
The Procter & Gamble Co. 4.950%, 08/15/14	2,000,000	2,166,810
6.450%, 01/15/26	200,000	278,692

		3,059,985

Independent Power Producers & Energy Traders—0.1%
PSEG Power, LLC 8.625%, 04/15/31 (b)	1,000,000	1,464,140

Industrial Conglomerates—0.3%
General Electric Co. 5.000%, 02/01/13	930,000	944,170
5.250%, 12/06/17	1,800,000	2,122,356
Koninklijke Philips Electronics NV 5.750%, 03/11/18 (b)	900,000	1,092,397
Tyco International, Ltd. 6.875%, 01/15/21 (b)	1,275,000	1,652,749

		5,811,672

Insurance—0.9%
ACE INA Holdings, Inc. 5.875%, 06/15/14 (b)	850,000	921,552
American International Group, Inc. 5.450%, 05/18/17	1,900,000	2,156,896
5.850%, 01/16/18	1,800,000	2,084,449
AXA S.A. 8.600%, 12/15/30	1,165,000	1,398,000
Berkshire Hathaway, Inc. 1.900%, 01/31/17 (b)	2,900,000	2,997,773
Chubb Corp. 6.000%, 05/11/37	865,000	1,151,979
Hartford Financial Services Group, Inc. 6.100%, 10/01/41	780,000	874,123
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,705,469
The Allstate Corp. 6.900%, 05/15/38 (b)	150,000	209,833
7.450%, 05/16/19 (b)	1,700,000	2,212,242

		15,712,316

Machinery—0.2%
Caterpillar, Inc. 7.900%, 12/15/18 (b)	1,757,000	2,404,557
Deere & Co. 6.950%, 04/25/14	850,000	934,176

		3,338,733

Media—1.2%
CBS Corp. 8.875%, 05/15/19	750,000	1,016,157

Media—(Continued)
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	$620,000	$642,032
Comcast Corp. 5.300%, 01/15/14	1,445,000	1,529,352
5.650%, 06/15/35	1,500,000	1,752,558
Discovery Communications, LLC 6.350%, 06/01/40	1,800,000	2,269,379
News America, Inc. 6.550%, 03/15/33 (b)	1,950,000	2,316,898
The Walt Disney Co. 2.750%, 08/16/21 (b)	1,930,000	2,017,065
Thomson Reuters Corp. 6.500%, 07/15/18	800,000	996,802
Time Warner Cable, Inc. 5.000%, 02/01/20 (b)	1,900,000	2,211,173
5.850%, 05/01/17	1,800,000	2,142,855
6.550%, 05/01/37	100,000	124,886
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	380,000	533,359
Time Warner, Inc. 6.100%, 07/15/40	925,000	1,130,911
7.700%, 05/01/32	685,000	953,570
Turner Broadcasting System, Inc. 8.375%, 07/01/13	660,000	697,689
Viacom, Inc. 6.250%, 04/30/16	770,000	902,013

		21,236,699

Metals & Mining—0.6%
Alcoa, Inc. 5.720%, 02/23/19 (b)	523,000	558,453
5.870%, 02/23/22 (b)	101,000	108,396
ArcelorMittal 6.250%, 02/25/22 (a) (b)	2,900,000	2,856,500
Newmont Mining Corp. 6.250%, 10/01/39	1,800,000	2,098,068
Rio Tinto Alcan, Inc. 5.000%, 06/01/15	1,050,000	1,157,019
6.125%, 12/15/33	1,751,000	2,231,856
Vale Overseas, Ltd. 6.875%, 11/21/36	1,100,000	1,279,095

		10,289,387

Multi-Utilities—0.1%
Dominion Resources, Inc. 5.150%, 07/15/15	1,600,000	1,786,383
Sempra Energy 6.150%, 06/15/18 (b)	900,000	1,104,202

		2,890,585

Multiline Retail—0.1%
Target Corp. 6.350%, 11/01/32	1,000,000	1,295,758

Office Electronics—0.2%
Xerox Corp. 6.350%, 05/15/18 (b)	2,550,000	2,998,861

MSF-11

Metropolitan Series Fund

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—1.2%
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	$1,800,000	$2,352,476
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	988,993
Devon Energy Corp. 6.300%, 01/15/19	850,000	1,043,078
El Paso Natural Gas Co. 8.375%, 06/15/32	220,000	315,453
Energy Transfer Partners, L.P. 4.650%, 06/01/21	1,950,000	2,080,557
Enterprise Products Operating, LLC 6.300%, 09/15/17	1,900,000	2,285,548
Kinder Morgan Energy Partners, L.P. 6.500%, 02/01/37	2,000,000	2,431,552
Marathon Oil Corp. 6.600%, 10/01/37 (b)	2,000,000	2,622,068
Petroleos Mexicanos 4.875%, 03/15/15 (b)	2,700,000	2,909,250
Tennessee Gas Pipeline Co. 7.000%, 10/15/28	1,050,000	1,403,485
7.625%, 04/01/37	640,000	880,076
XTO Energy, Inc. 6.500%, 12/15/18 (b)	1,600,000	2,096,618

		21,409,154

Paper & Forest Products—0.2%
Georgia-Pacific, LLC 8.000%, 01/15/24	1,800,000	2,461,058
International Paper Co. 7.950%, 06/15/18	820,000	1,057,196

		3,518,254

Pharmaceuticals—0.7%
Abbott Laboratories 5.125%, 04/01/19	1,350,000	1,625,305
AstraZeneca plc 5.400%, 06/01/14	639,000	687,672
Bristol-Myers Squibb Co. 5.875%, 11/15/36	2,000,000	2,627,934
Eli Lilly & Co. 4.200%, 03/06/14 (b)	900,000	945,550
Johnson & Johnson 5.950%, 08/15/37	910,000	1,275,876
6.950%, 09/01/29 (b)	250,000	364,991
Merck & Co., Inc. 5.950%, 12/01/28	300,000	401,769
6.550%, 09/15/37 (b)	1,000,000	1,473,972
Wyeth 5.500%, 02/01/14	1,000,000	1,064,689
5.500%, 02/15/16	1,700,000	1,957,283

		12,425,041

Real Estate Investment Trusts—0.3%
AvalonBay Communities, Inc. 6.100%, 03/15/20 (b)	860,000	1,047,313
Kimco Realty Corp. 6.875%, 10/01/19 (b)	550,000	672,473

Real Estate Investment Trusts—(Continued)
Regency Centers, L.P. 5.250%, 08/01/15	$850,000	$925,460
Simon Property Group, L.P. 5.250%, 12/01/16 (b)	2,000,000	2,290,164

		4,935,410

Road & Rail—0.4%
Burlington Northern Santa Fe, LLC 7.000%, 02/01/14	1,850,000	2,004,643
CSX Corp. 6.150%, 05/01/37	1,600,000	2,034,327
7.900%, 05/01/17	500,000	630,310
Norfolk Southern Corp. 5.590%, 05/17/25	28,000	35,787
Norfolk Southern Corp. (144A) 2.903%, 02/15/23	327,000	331,772
Union Pacific Corp. 6.625%, 02/01/29	1,200,000	1,598,749

		6,635,588

Software—0.3%
Adobe Systems, Inc. 4.750%, 02/01/20	2,200,000	2,461,217
Microsoft Corp. 2.950%, 06/01/14	1,400,000	1,461,869
Oracle Corp. 5.250%, 01/15/16 (b)	2,000,000	2,293,189

		6,216,275

Specialty Retail—0.2%
Home Depot, Inc. 4.400%, 04/01/21	1,450,000	1,704,471
5.400%, 03/01/16 (b)	900,000	1,033,320
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,285,777

		4,023,568

Tobacco—0.2%
Altria Group, Inc. 9.700%, 11/10/18	750,000	1,070,866
Philip Morris International, Inc. 4.500%, 03/26/20 (b)	925,000	1,085,892
6.875%, 03/17/14	755,000	824,513

		2,981,271

Wireless Telecommunication Services—0.3%
AT&T Mobility, LLC 7.125%, 12/15/31	100,000	138,904
Cellco Partnership, Inc. 5.550%, 02/01/14	850,000	904,019
8.500%, 11/15/18	750,000	1,049,011
Rogers Communications, Inc. 6.800%, 08/15/18	800,000	1,005,145
Vodafone Group plc 6.150%, 02/27/37 (b)	2,170,000	2,887,564

		5,984,643

MSF-12

Metropolitan Series Fund

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Yankee—1.0%
Apache Finance Canada Corp. 7.750%, 12/15/29	$300,000	$433,614
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	1,550,000	2,010,459
EnCana Corp. 4.750%, 10/15/13	2,000,000	2,076,465
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,649,481
8.400%, 01/15/22	1,000,000	1,451,313
Inter-American Development Bank 6.800%, 10/15/25	500,000	720,492
7.000%, 06/15/25	200,000	286,666
International Bank for Reconstruction & Development 2.375%, 05/26/15 (b)	1,420,000	1,497,573
7.625%, 01/19/23	1,400,000	2,093,663
8.875%, 03/01/26	535,000	920,262
Statoil ASA 6.700%, 01/15/18	300,000	378,494
Suncor Energy, Inc. 6.100%, 06/01/18	2,500,000	3,068,954
TransCanada Pipelines, Ltd. 6.200%, 10/15/37	1,800,000	2,453,557

		19,040,993

Total Corporate Bonds & Notes (Identified Cost $369,791,750)		421,646,885

Mortgage-Backed Securities—2.1%

Commercial Mortgage-Backed Securities—2.1%
Bear Stearns Commercial Mortgage Securities 5.540%, 09/11/41	1,000,000	1,150,452
5.694%, 06/11/50 (a)	1,500,000	1,784,033
Citigroup Commercial Mortgage Trust 4.733%, 10/15/41	1,000,000	1,067,432
5.292%, 04/15/40 (a)	1,000,000	1,056,003
5.431%, 10/15/49	1,500,000	1,738,595
5.921%, 03/15/49 (a)	1,800,000	2,077,183
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.224%, 07/15/44 (a)	2,000,000	2,242,329
Commercial Mortgage Pass-Through Certificates 6.002%, 12/10/49 (a)	2,400,000	2,860,803
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38	426,264	430,997
4.691%, 10/15/39	500,000	529,075
5.100%, 08/15/38 (a)	3,000,000	3,317,378
GMAC Commercial Mortgage Securities, Inc. 4.697%, 05/10/43	1,500,000	1,637,923
Greenwich Capital Commercial Funding Corp. 5.135%, 06/10/36 (a)	1,000,000	1,056,600
GS Mortgage Securities Corp. II 4.751%, 07/10/39	2,000,000	2,155,566

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 5.420%, 01/15/49	$2,500,000	$2,882,862
5.440%, 06/12/47	890,000	1,024,240
LB-UBS Commercial Mortgage Trust 4.367%, 03/15/36	3,000,000	3,128,481
5.156%, 02/15/31	2,500,000	2,808,065
Merrill Lynch Mortgage Trust 4.855%, 10/12/41 (a)	500,000	533,326
Morgan Stanley Capital I 4.989%, 08/13/42	1,000,000	1,103,605
5.650%, 06/11/42 (a)	2,000,000	2,372,213
6.077%, 06/11/49 (a)	1,430,000	1,671,793

Total Mortgage-Backed Securities (Identified Cost $34,752,669)		38,628,954

Foreign Government—1.7%

Regional Government—0.4%
Province of Nova Scotia Canada 5.125%, 01/26/17	900,000	1,053,199
9.250%, 03/01/20	250,000	365,539
Province of Ontario Canada 4.400%, 04/14/20 (b)	2,100,000	2,492,054
Province of Quebec Canada 4.875%, 05/05/14 (b)	1,925,000	2,063,373
7.500%, 07/15/23	350,000	500,717

		6,474,882

Sovereign—1.3%
Brazilian Government International Bond 6.000%, 01/17/17	3,755,000	4,481,593
7.125%, 01/20/37	1,650,000	2,495,625
Canada Government International Bond 2.375%, 09/10/14	1,900,000	1,978,032
Colombia Government International Bond 8.125%, 05/21/24	1,500,000	2,216,250
Mexico Government International Bond 6.750%, 09/27/34	1,050,000	1,493,625
8.000%, 09/24/22	2,200,000	3,234,000
Panama Government International Bond 5.200%, 01/30/20	1,370,000	1,637,150
Peruvian Government International Bond 8.750%, 11/21/33	1,450,000	2,526,625
Republic of Italy 4.500%, 01/21/15	1,475,000	1,531,092
Republic of Korea 7.125%, 04/16/19	1,600,000	2,079,026

		23,673,018

Total Foreign Government (Identified Cost $26,858,649)		30,147,900

MSF-13

Metropolitan Series Fund

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Municipal Bonds & Notes—0.7%

Security Description	Par Amount	Value

Municipal Agency—0.7%
Los Angeles California Community College District 6.750%, 08/01/49	$2,210,000	$3,010,241
Los Angeles California Unified School District 6.758%, 07/01/34	2,160,000	2,840,465
Municipal Electric Authority of Georgia 6.637%, 04/01/57	2,000,000	2,322,940
State of California 7.300%, 10/01/39	2,000,000	2,613,620
State of Illinois 5.100%, 06/01/33	1,230,000	1,192,067

Total Municipal Bonds & Notes (Identified Cost $9,900,880)		11,979,333

Asset-Backed Securities—0.2%

Asset Backed—Credit Card—0.2%
Citibank Credit Card Issuance Trust 4.850%, 04/22/15	1,472,000	1,510,101
4.850%, 03/10/17	2,500,000	2,766,295

		4,276,396

Asset Backed—Home Equity—0.0%
Centex Home Equity
4.250%, 12/25/31 (a)	58,001	58,290

Total Asset-Backed Securities (Identified Cost $4,519,825)		4,334,686

Short Term Investments—11.0%
Security Description	Shares/Par Amount	Value

Mutual Funds—9.3%
State Street Navigator Securities Lending Prime Portfolio (c)	170,592,808	$170,592,808

U.S. Treasury—1.7%
U.S. Treasury Bills
0.048%, 10/11/12 (b)	$8,000,000	7,999,895
0.055%, 10/18/12 (b)	500,000	499,985
0.078%, 12/20/12 (b)	22,500,000	22,495,638

		30,995,518

Total Short Term Investments (Identified Cost $201,588,326)		201,588,326

Total Investments—109.7% (Identified Cost $1,862,093,941) (d)		2,001,438,491
Liabilities in excess of other assets		(177,129,144)

Net Assets—100.0%		$1,824,309,347

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(b)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $290,252,469 and the collateral received consisted of cash in the amount of $170,592,808 and non-cash collateral with a value of $125,819,020. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $1,862,093,941. The aggregate unrealized appreciation and depreciation of investments was $142,642,424 and $(3,297,874), respectively, resulting in net unrealized appreciation of $139,344,550.
(ARM)—	Adjustable-Rate Mortgage.

MSF-14

Metropolitan Series Fund

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,293,112,407	$—	$1,293,112,407
Total Corporate Bonds & Notes*	—	421,646,885	—	421,646,885
Total Mortgage-Backed Securities*	—	38,628,954	—	38,628,954
Total Foreign Government*	—	30,147,900	—	30,147,900
Total Municipal Bonds & Notes*	—	11,979,333	—	11,979,333
Total Asset-Backed Securities*	—	4,334,686	—	4,334,686
Short Term Investments
Mutual Funds	170,592,808	—	—	170,592,808
U.S. Treasury	—	30,995,518	—	30,995,518
Total Short Term Investments	170,592,808	30,995,518	—	201,588,326
Total Investments	$170,592,808	$1,830,845,683	$—	$2,001,438,491

*	See Schedule of Investments for additional detailed categorizations.

MSF-15

Metropolitan Series Fund

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
BE Aerospace, Inc. (a)	197,300	$8,306,330
TransDigm Group, Inc. (a)	75,200	10,668,624

		18,974,954

Airlines—0.6%
United Continental Holdings, Inc. (a)	234,200	4,566,900

Automobiles—1.0%
Harley-Davidson, Inc.	185,700	7,868,109

Biotechnology—2.6%
Alkermes plc (a) (b)	197,100	4,089,825
BioMarin Pharmaceutical, Inc. (a)	57,100	2,299,417
Cubist Pharmaceuticals, Inc. (a) (b)	292,004	13,922,751

		20,311,993

Capital Markets—2.1%
Affiliated Managers Group, Inc. (a)	69,500	8,548,500
T. Rowe Price Group, Inc.	124,500	7,880,850

		16,429,350

Chemicals—5.1%
Ashland, Inc.	170,000	12,172,000
CF Industries Holdings, Inc.	39,800	8,845,152
Ecolab, Inc.	90,700	5,878,267
LyondellBasell Industries NV	100,400	5,186,664
PPG Industries, Inc.	68,400	7,855,056

		39,937,139

Commercial Banks—1.9%
First Republic Bank	324,000	11,165,040
SVB Financial Group (a)	66,949	4,047,737

		15,212,777

Communications Equipment—1.3%
Ciena Corp. (a) (b)	439,800	5,981,280
F5 Networks, Inc. (a)	39,700	4,156,590

		10,137,870

Computers & Peripherals—0.7%
NetApp, Inc. (a)	171,100	5,625,768

Construction & Engineering—0.7%
Quanta Services, Inc. (a)	234,100	5,782,270

Diversified Financial Services—1.5%
IntercontinentalExchange, Inc. (a)	90,700	12,100,287

Electrical Equipment—1.4%
AMETEK, Inc.	304,350	10,789,208

Energy Equipment & Services—0.5%
Oceaneering International, Inc.	71,900	3,972,475

Food & Staples Retailing—1.8%
Whole Foods Market, Inc.	144,100	14,035,340

Food Products—3.4%
Flowers Foods, Inc.	95,413	$1,925,434
Green Mountain Coffee Roasters, Inc. (a) (b)	230,200	5,467,250
The Hain Celestial Group, Inc. (a) (b)	140,900	8,876,700
The Hershey Co.	145,100	10,286,139

		26,555,523

Health Care Equipment & Supplies—4.4%
Boston Scientific Corp. (a)	2,465,700	14,153,118
Haemonetics Corp. (a)	27,100	2,173,420
Hologic, Inc. (a)	890,100	18,015,624

		34,342,162

Health Care Providers & Services—2.6%
AmerisourceBergen Corp.	207,300	8,024,583
Catamaran Corp. (a)	81,300	7,964,961
Humana, Inc.	60,200	4,223,030

		20,212,574

Health Care Technology—1.0%
Allscripts Heathcare Solutions, Inc. (a)	606,800	7,542,524

Hotels, Restaurants & Leisure—3.7%
Bloomin’ Brands, Inc. (a) (b)	202,200	3,326,190
Brinker International, Inc. (b)	297,500	10,501,750
Starwood Hotels & Resorts Worldwide, Inc.	144,200	8,357,832
Wynn Resorts, Ltd.	57,000	6,580,080

		28,765,852

Household Products—1.0%
Church & Dwight Co., Inc.	144,400	7,796,156

Internet Software & Services—1.2%
Rackspace Hosting, Inc. (a) (b)	145,800	9,635,922

IT Services—7.2%
Alliance Data Systems Corp. (a) (b)	93,200	13,229,740
Gartner, Inc. (Class A) (a)	212,100	9,775,689
Genpact, Ltd. (a)	486,600	8,116,488
MAXIMUS, Inc.	198,574	11,858,839
Teradata Corp. (a)	182,100	13,732,161

		56,712,917

Machinery—1.0%
CNH Global NV (a)	197,600	7,660,952

Media—3.2%
AMC Networks, Inc. (a)	134,200	5,840,384
CBS Corp. (Class B)	317,400	11,531,142
Manchester United plc (a)	143,700	1,829,301
The McGraw-Hill Cos., Inc.	107,900	5,890,261

		25,091,088

Metals & Mining—0.9%
Globe Specialty Metals, Inc.	455,500	6,932,710

MSF-16

Metropolitan Series Fund

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multiline Retail—3.6%
Dollar General Corp. (a)	294,800	$15,193,992
Dollar Tree, Inc. (a)	40,600	1,959,965
Macy’s, Inc.	301,100	11,327,382

		28,481,339

Oil, Gas & Consumable Fuels—4.0%
Cabot Oil & Gas Corp.	177,300	7,960,770
Plains Exploration & Production Co. (a)	328,400	12,305,148
Range Resources Corp.	105,800	7,392,246
SandRidge Energy, Inc. (a) (b)	545,300	3,800,741

		31,458,905

Paper & Forest Products—1.3%
International Paper Co.	271,400	9,857,248

Pharmaceuticals—9.8%
Elan Corp. plc (ADR) (a)	1,081,555	11,594,269
Endo Pharmaceuticals Holdings, Inc. (a)	343,900	10,908,508
Jazz Pharmaceuticals plc (a)	277,211	15,803,799
Teva Pharmaceutical Industries, Ltd. (ADR)	252,000	10,435,320
Viropharma, Inc. (a) (b)	529,185	15,991,971
Warner Chilcott plc (a)	878,200	11,855,700

		76,589,567

Professional Services—2.7%
IHS, Inc. (a)	121,100	11,789,085
Robert Half International, Inc.	364,400	9,703,972

		21,493,057

Real Estate Investment Trusts—1.9%
American Campus Communities, Inc.	171,500	7,525,420
DuPont Fabros Technology, Inc. (b)	296,200	7,479,050

		15,004,470

Semiconductors & Semiconductor Equipment—4.5%
Analog Devices, Inc.	353,200	13,841,908
Avago Technologies, Ltd.	303,600	10,585,014
Broadcom Corp.	324,000	11,203,920

		35,630,842

Software—6.1%
Citrix Systems, Inc. (a)	72,600	5,558,982
Intuit, Inc.	267,900	15,773,952
QLIK Technologies, Inc. (a) (b)	257,000	5,759,370
Sourcefire, Inc. (a) (b)	164,000	8,040,920
TiVo, Inc. (a) (b)	1,232,700	12,857,061

		47,990,285

Specialty Retail—5.9%
Dick’s Sporting Goods, Inc. (b)	185,500	9,618,175
GameStop Corp. (b)	367,400	7,715,400
Limited Brands, Inc.	216,200	10,650,012
The Gap, Inc.	166,100	5,943,058
TJX Cos., Inc.	284,100	12,724,839

		46,651,484

Textiles, Apparel & Luxury Goods—3.7%
Fossil, Inc. (a)	68,600	$5,810,420
Michael Kors Holdings, Ltd. (a)	147,700	7,854,686
PVH Corp.	42,400	3,973,728
Wolverine World Wide, Inc. (b)	250,536	11,116,282

		28,755,116

Total Common Stock (Identified Cost $677,889,703)		758,905,133

Mutual Funds—0.5%

Exchange Traded Funds—0.5%
iShares Cohen & Steers Realty Majors Index (b)	54,100	4,211,685

Total Mutual Funds (Identified Cost $4,249,858)		4,211,685

Short Term Investments—16.4%

Mutual Funds—14.4%
State Street Navigator Securities Lending Prime Portfolio (c)	112,808,503	112,808,503

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $15,996,013 on 10/01/12, collateralized by $16,300,000 Federal Home Loan Mortgage Corp. 0.600% due 12/06/13 with a value of $16,320,375	$15,996,000	15,996,000

Total Short Term Investments (Identified Cost $128,804,503)		128,804,503

Total Investments—113.6% (Identified Cost $810,944,064) (d)		891,921,321
Liabilities in excess of other assets		(106,680,558)

Net Assets—100.0%		$785,240,763

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $109,386,813 and the collateral received consisted of cash in the amount of $112,808,503 and non-cash collateral with a value of $12,145. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $810,944,064. The aggregate unrealized appreciation and depreciation of investments was $108,763,402 and $(27,786,145), respectively, resulting in net unrealized appreciation of $80,977,257.

MSF-17

Metropolitan Series Fund

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Options Written
Call Options Written	Counterparty	Strike Price	Expiration Date	Contracts	Premiums Received	Valuation as of September 30, 2012	Unrealized Depreciation
Cubist Pharmaceuticals, Inc.	UBS Securities, LLC	$43.00	11/17/12	(386)	$(83,749)	$(202,650)	$(118,901)
Viropharma, Inc.	Morgan Stanley	30.00	10/20/12	(510)	(32,777)	(71,400)	(38,623)

Total Options Written					$(116,526)	$(274,050)	$(157,524)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$758,905,133	$—	$—	$758,905,133
Total Mutual Funds*	4,211,685	—	—	4,211,685
Short Term Investments
Mutual Funds	112,808,503	—	—	112,808,503
Repurchase Agreement	—	15,996,000	—	15,996,000
Total Short Term Investments	112,808,503	15,996,000	—	128,804,503
Total Investments	$875,925,321	$15,996,000	$—	$891,921,321

Written Options
Call Options Written	$(274,050)	$—	$—	$(274,050)

*	See Schedule of Investments for additional detailed categorizations.

MSF-18

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—58.8% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—38.0%
Fannie Mae 15 Yr. 4.500%, TBA	$12,900,000	$13,915,874
Fannie Mae 15 Yr. Pool 3.500%, 11/01/26	11,476,827	12,223,845
3.500%, 01/01/27	8,675,582	9,291,780
3.500%, 03/01/27	570,335	610,844
3.500%, 04/01/27	4,343,453	4,651,954
3.500%, 05/01/27	11,315,674	12,095,455
3.500%, 06/01/27	15,564,800	16,637,176
3.500%, 07/01/27	5,076,587	5,424,207
4.000%, 02/01/25	12,835,263	13,732,586
4.000%, 09/01/25	3,931,002	4,205,821
4.000%, 10/01/25	6,575,498	7,035,196
4.000%, 01/01/26	1,872,755	2,003,681
4.000%, 07/01/26	5,763,057	6,167,758
4.000%, 08/01/26	2,728,189	2,919,771
4.500%, 12/01/20	4,919,665	5,324,329
4.500%, 02/01/25	2,683,262	2,903,972
4.500%, 04/01/25	483,009	522,738
4.500%, 07/01/25	2,121,504	2,296,007
4.500%, 06/01/26	43,250,190	46,699,584
Fannie Mae 30 Yr. 3.000%, TBA	22,620,000	23,878,237
4.000%, TBA	15,300,000	16,483,360
5.000%, TBA	23,300,000	25,404,280
5.500%, TBA	83,000,000	90,949,844
6.000%, TBA	7,400,000	8,170,063
Fannie Mae 30 Yr. Pool 3.500%, 04/01/42	3,046,650	3,289,567
3.500%, 05/01/42	36,361,249	39,260,408
4.000%, 12/01/40	3,392,998	3,660,273
4.000%, 01/01/41	4,531,321	4,888,264
4.000%, 02/01/41	3,766,972	4,063,705
4.000%, 03/01/41	10,477,430	11,305,084
4.000%, 01/01/42	1,091,415	1,177,729
4.000%, 05/01/42	28,167,043	30,465,754
4.000%, 05/15/42	161,296	178,041
4.000%, 06/01/42	32,675,946	35,494,978
4.500%, 11/01/40	31,402,206	34,097,681
4.500%, 05/01/41	134,828,197	146,401,458
4.500%, 08/01/41	57,476,232	62,409,825
5.000%, 09/01/33	5,378,290	5,910,717
5.000%, 07/01/34	17,957,381	19,699,970
5.000%, 08/01/34	4,336,201	4,765,487
5.000%, 03/01/35	7,685,934	8,439,091
5.000%, 05/01/35	664,502	728,132
5.000%, 07/01/35	7,920,388	8,703,874
5.000%, 12/01/35	3,333,987	3,664,037
5.500%, 11/01/32	6,073,129	6,739,614
5.500%, 12/01/32	1,044,300	1,158,905
5.500%, 01/01/33	4,985,240	5,532,336
5.500%, 12/01/33	1,312,098	1,456,092
5.500%, 09/01/34	8,975,772	9,910,314
5.500%, 08/01/37	10,755,561	11,935,911
6.000%, 02/01/34	998,135	1,129,697
6.000%, 08/01/34	789,768	893,865
6.000%, 04/01/35	11,972,981	13,551,116
6.000%, 06/01/36	2,374,171	2,673,752

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 02/01/38	$4,705,399	$5,241,180
6.000%, 03/01/38	1,348,635	1,515,859
6.000%, 04/01/38	888,047	982,898
6.000%, 05/01/38	3,963,673	4,455,150
6.000%, 10/01/38	5,973,325	6,622,187
6.000%, 12/01/38	1,542,030	1,706,731
6.000%, 09/01/39	2,690,948	2,978,363
6.000%, 04/01/40	11,067,990	12,250,140
6.000%, 09/01/40	13,122,248	14,523,810
6.000%, 10/01/40	911,982	1,009,389
6.500%, 05/01/40	27,875,491	31,764,213
Fannie Mae ARM Pool 3.055%, 03/01/41 (a)	1,851,101	1,942,595
3.144%, 03/01/41 (a)	2,427,250	2,543,426
3.308%, 12/01/40 (a)	3,768,464	3,996,313
3.335%, 06/01/41 (a)	6,972,585	7,388,111
3.484%, 09/01/41 (a)	5,136,898	5,439,205
4.986%, 08/01/38 (a)	2,423,319	2,604,130
Fannie Mae REMICS
5.000%, 04/25/35	608,822	660,814
FHLMC Multifamily Structured Pass-Through Certificates 1.560%, 12/25/18 (a) (b)	25,026,307	2,030,059
1.879%, 08/25/16 (a) (b)	12,567,356	639,012
1.890%, 03/25/22 (a) (b)	12,303,627	1,511,968
1.916%, 05/25/19 (a) (b)	20,588,307	2,012,425
2.873%, 12/25/21	19,700,000	21,053,410
3.974%, 01/25/21 (a)	8,580,000	9,908,544
Freddie Mac 30 Yr. 3.500%, TBA	99,010,000	106,157,284
4.000%, TBA	50,500,000	54,208,596
4.500%, TBA	142,700,000	153,430,585
Freddie Mac 30 Yr. Gold Pool 5.000%, 03/01/38	36,748,486	39,930,347
5.500%, 04/01/38	117,393	127,933
5.500%, 01/01/40	684,663	746,772
Freddie Mac ARM Non-Gold Pool 3.022%, 02/01/41 (a)	3,156,685	3,313,916
Freddie Mac Multi-Family Mortgage Trust (144A) 3.740%, 04/25/45 (a)	3,990,000	3,728,603
4.023%, 11/25/44 (a)	1,645,000	1,576,058
Ginnie Mae 30 Yr. 4.500%, TBA	5,900,000	6,476,172
5.000%, TBA	63,200,000	69,678,000
Ginnie Mae I 15 Yr. Pool 7.500%, 12/15/14	39,920	41,292
Ginnie Mae I 30 Yr. Pool 4.000%, 07/15/39	24,275	26,826
4.000%, 09/15/39	383,620	428,809
4.000%, 01/15/40	112,511	126,337
4.000%, 07/15/40	186,691	206,306
4.000%, 08/15/40	126,494	139,784
4.000%, 10/15/40	1,413,113	1,561,584
4.000%, 11/15/40	350,394	387,208
4.000%, 12/15/40	1,624,260	1,794,916
4.000%, 02/15/41	117,097	129,400

MSF-19

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 03/15/41	$5,440,564	$6,012,187
4.000%, 06/15/41	755,900	835,320
4.000%, 07/15/41	1,483,198	1,642,527
4.000%, 09/15/41	1,166,954	1,289,564
4.000%, 10/15/41	2,212,468	2,445,779
4.000%, 11/15/41	3,589,894	3,967,075
4.000%, 12/15/41	333,714	368,775
4.000%, 01/15/42	3,821,481	4,218,216
4.000%, 02/15/42	1,122,820	1,240,005
4.000%, 03/15/42	1,502,098	1,658,040
4.000%, 05/15/42	647,873	715,640
4.000%, 06/15/42	2,387,684	2,635,865
4.000%, 08/15/42	1,198,368	1,322,779
5.500%, 04/15/33	119,675	133,980
6.500%, 04/15/33	106,054	126,836
8.000%, 11/15/29	10,267	10,874
8.500%, 01/15/17	6,353	6,564
8.500%, 03/15/17	1,682	1,689
8.500%, 05/15/17	2,784	3,033
8.500%, 11/15/21	3,357	3,370
8.500%, 05/15/22	1,523	1,641
9.000%, 10/15/16	2,328	2,338
Ginnie Mae II 30 Yr. Pool 4.500%, 05/20/40	42,714,332	47,425,217
4.500%, 07/20/40	9,497,181	10,544,607
4.500%, 03/20/41	9,849,153	10,931,680
4.500%, 02/15/42	50,346,975	55,614,300
5.000%, 10/20/33	3,518,303	3,916,389

		1,563,204,989

Federal Agencies—0.5%
Federal National Mortgage Association Zero Coupon, 10/09/19	7,275,000	6,399,657
5.125%, 01/02/14	7,095,000	7,523,013
Tennessee Valley Authority 5.250%, 09/15/39	4,590,000	6,084,605

		20,007,275

U.S. Treasury—20.3%
U.S. Treasury Bonds 2.750%, 08/15/42 (f)	228,083,300	224,305,784
3.000%, 05/15/42	2,600,000	2,695,875
3.125%, 02/15/42	8,209,900	8,733,281
U.S. Treasury Inflation Protected Bonds (TIPS) 0.750%, 02/15/42	9,222,057	10,019,618
2.125%, 02/15/41	10,080,522	14,808,126
U.S. Treasury Notes 0.125%, 09/30/13	78,180,000	78,128,088
0.250%, 08/31/14	2,060,000	2,060,402
0.250%, 09/30/14	1,990,000	1,990,466
0.250%, 09/15/15	70,325,000	70,204,111
0.500%, 08/15/14	14,695,000	14,765,609
0.625%, 01/31/13	1,500,000	1,502,462
0.625%, 08/31/17	107,974,400	108,041,884
0.625%, 09/30/17	68,520,000	68,509,311
0.875%, 12/31/16 (f)	58,680,000	59,596,875

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.000%, 08/31/19	$100,850,000	$100,597,875
1.625%, 08/15/22	63,554,900	63,485,371
2.500%, 04/30/15	4,180,000	4,417,738

		833,862,876

Total U.S. Treasury & Government Agencies (Identified Cost $2,389,923,750)		2,417,075,140

Corporate Bonds & Notes—27.0%

Aerospace & Defense—0.1%
Sequa Corp. (144A) 11.750%, 12/01/15	2,930,000	3,076,500

Auto Components—0.0%
BorgWarner, Inc. 4.625%, 09/15/20	1,605,000	1,783,797

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	3,330,000	3,377,166
3.750%, 07/15/42 (c)	3,564,000	3,572,771
Pernod-Ricard S.A. (144A) 4.450%, 01/15/22	4,550,000	5,016,166
5.500%, 01/15/42 (c)	2,710,000	3,092,386
5.750%, 04/07/21	1,250,000	1,487,175

		16,545,664

Capital Markets—1.0%
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (d)	4,775,000	477
State Street Capital Trust IV 1.310%, 06/01/77 (a)	420,000	311,120
The Goldman Sachs Group, Inc. 5.750%, 01/24/22 (c)	35,856,000	41,301,666

		41,613,263

Commercial Banks—1.8%
ABN Amro Bank NV 6.375%, 04/27/21 (EUR)	880,000	1,174,558
Caisse Centrale Desjardins du Quebec (144A) 2.550%, 03/24/16	8,820,000	9,378,306
Canadian Imperial Bank of Commerce (144A) 2.600%, 07/02/15 (c)	3,170,000	3,351,007
Commerzbank AG 6.375%, 03/22/19 (EUR)	2,300,000	2,745,373
Discover Bank 7.000%, 04/15/20	2,780,000	3,348,493
8.700%, 11/18/19	2,855,000	3,686,336
Fifth Third Capital Trust IV 6.500%, 04/15/67 (a)	3,870,000	3,879,675
HSBC Bank Brasil S.A. (144A) 4.000%, 05/11/16 (a)	13,340,000	13,723,525

MSF-20

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
HSBC Bank plc (144A) 3.100%, 05/24/16 (c)	$6,615,000	$6,970,801
HSBC Holdings plc 6.500%, 05/02/36	1,000,000	1,171,500
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	8,225,000	9,644,018
6.000%, 10/01/17 (f)	4,995,000	5,910,958
Kreditanstalt fuer Wiederaufbau 1.375%, 07/15/13	3,785,000	3,814,902
Sparebank 1 Boligkreditt AS (144A) 2.300%, 06/30/18	4,845,000	5,056,726

		73,856,178

Consumer Finance—0.6%
Capital One Capital VI 8.875%, 05/15/40	6,620,000	6,730,965
Ford Motor Credit Co., LLC 6.625%, 08/15/17	5,020,000	5,822,778
SLM Corp. 6.000%, 01/25/17 (c)	8,440,000	9,189,050
6.250%, 01/25/16	3,996,000	4,335,660

		26,078,453

Containers & Packaging—0.4%
Reynolds Group Issuer, Inc. 6.875%, 02/15/21 (a) (c)	8,495,000	8,962,225
Reynolds Group Issuer, Inc. (144A) 7.875%, 08/15/19 (c)	5,195,000	5,610,600
Rock-Tenn Co. (144A) 4.000%, 03/01/23	3,420,000	3,475,264

		18,048,089

Diversified Financial Services—4.5%
Bank of America Corp. 3.875%, 03/22/17 (c)	5,675,000	6,107,083
5.650%, 05/01/18	5,490,000	6,259,566
5.700%, 01/24/22 (c)	24,070,000	28,271,683
6.500%, 08/01/16	3,075,000	3,556,268
7.625%, 06/01/19	3,375,000	4,214,467
BP Capital Markets plc 3.125%, 10/01/15	2,000,000	2,135,596
Citigroup, Inc. 4.450%, 01/10/17	2,290,000	2,515,286
4.587%, 12/15/15	21,520,000	23,349,781
General Electric Capital Corp. 2.125%, 12/21/12	3,560,000	3,575,276
JPMorgan Chase & Co. 3.150%, 07/05/16	15,614,000	16,514,756
3.250%, 09/23/22 (c)	13,740,000	13,930,904
4.500%, 01/24/22	5,740,000	6,367,095
Level 3 Financing, Inc. 8.125%, 07/01/19	5,270,000	5,599,375
Petrobras International Finance Co. 3.875%, 01/27/16 (c)	8,145,000	8,615,863
5.750%, 01/20/20	8,660,000	9,870,651
Sprint Capital Corp. 6.875%, 11/15/28	4,273,000	3,931,160

Diversified Financial Services—(Continued)
Swiss Re Capital I L.P. (144A) 6.854%, 05/29/49 (a)	$5,050,000	$5,138,375
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21 (c)	2,000,000	2,168,028
Teva Pharmaceutical Finance II BV 3.000%, 06/15/15 (c)	2,850,000	3,029,108
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	4,800,000	5,203,267
Tiers Trust (144A) 2.189%, 05/12/14 (a)	22,338,000	22,338,000
Virgin Media Secured Finance plc 6.500%, 01/15/18	3,110,000	3,405,450

		186,097,038

Diversified Telecommunication Services—0.9%
CCH II, LLC 13.500%, 11/30/16	11,930,000	12,944,050
Intelsat Jackson Holdings S.A. 7.250%, 04/01/19 (c)	4,886,000	5,276,880
Verizon Communications, Inc. 3.500%, 11/01/21 (c)	5,030,000	5,549,237
6.100%, 04/15/18	2,113,000	2,641,011
6.400%, 02/15/38	6,149,000	8,287,383

		34,698,561

Electric Utilities—1.5%
Alabama Power Co. 3.950%, 06/01/21	4,350,000	4,915,374
Duke Energy Carolinas, LLC 4.250%, 12/15/41	3,680,000	3,879,327
Energy Future Intermediate Co., LLC 10.000%, 12/01/20 (c)	18,170,000	20,441,250
Exelon Generation Co., LLC (144A) 4.250%, 06/15/22	1,916,000	2,027,268
Florida Power & Light Co. 5.950%, 02/01/38	3,735,000	5,096,501
Florida Power Corp. 6.400%, 06/15/38	1,300,000	1,788,669
Georgia Power Co. 3.000%, 04/15/16 (c)	5,930,000	6,359,540
Jersey Central Power & Light Co. 7.350%, 02/01/19 (c)	2,335,000	2,995,933
PacifiCorp. 4.100%, 02/01/42 (c)	2,700,000	2,859,170
Southern California Edison Co. 5.950%, 02/01/38	1,100,000	1,478,929
Southern Co. 1.950%, 09/01/16	2,603,000	2,686,249
The Cleveland Electric Illuminating Co. 5.950%, 12/15/36	2,527,000	2,933,713
8.875%, 11/15/18	1,390,000	1,879,120
Trans-Allegheny Interstate Line Co. (144A) 4.000%, 01/15/15	1,525,000	1,597,662

		60,938,705

MSF-21

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Energy Equipment & Services—0.9%
Ensco plc 3.250%, 03/15/16 (c)	$1,020,000	$1,088,241
Transocean, Inc. 2.500%, 10/15/17	5,385,000	5,414,849
3.800%, 10/15/22	6,686,000	6,720,614
5.050%, 12/15/16	8,600,000	9,610,130
6.000%, 03/15/18	12,450,000	14,538,251

		37,372,085

Food Products—0.6%
Kraft Foods Group, Inc. (144A) 3.500%, 06/06/22	9,685,000	10,233,084
5.000%, 06/04/42	4,232,000	4,721,122
Kraft Foods, Inc. 6.500%, 08/11/17	1,540,000	1,893,407
6.500%, 02/09/40	5,525,000	7,483,783

		24,331,396

Gas Utilities—0.1%
Boston Gas Co. (144A) 4.487%, 02/15/42 (c)	2,800,000	3,077,435

Health Care Equipment & Supplies—0.3%
Boston Scientific Corp. 6.250%, 11/15/15 (a)	12,319,000	13,969,758

Health Care Providers & Services—0.6%
Coventry Health Care, Inc. 5.450%, 06/15/21	3,653,000	4,276,618
HCA, Inc. 7.250%, 09/15/20 (c)	8,300,000	9,296,000
Tenet Healthcare Corp. 6.250%, 11/01/18 (c)	4,710,000	5,192,775
8.875%, 07/01/19 (c)	4,475,000	5,056,750
UnitedHealth Group, Inc. 3.375%, 11/15/21	1,560,000	1,663,221
WellPoint, Inc. 3.300%, 01/15/23	778,000	786,893

		26,272,257

Hotels, Restaurants & Leisure—0.3%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	3,100,000	3,332,500
Wyndham Worldwide Corp. 4.250%, 03/01/22	7,015,000	7,209,743

		10,542,243

Insurance—2.0%
Allianz Finance II BV 5.750%, 07/08/41 (EUR) (a)	5,500,000	7,144,742
American International Group, Inc. 4.875%, 06/01/22 (c)	11,543,000	13,008,465
5.450%, 05/18/17	3,540,000	4,036,181
8.175%, 05/15/68 (a)	2,770,000	3,389,787
AXA S.A. 5.250%, 04/16/40 (EUR) (a)	4,150,000	4,882,428

Insurance—(Continued)
ING Verzekeringen NV 3.386%, 06/21/21 (EUR) (a)	$880,000	$1,085,610
Lincoln National Corp. 7.000%, 06/15/40	3,665,000	4,566,630
Manulife Financial Corp. 3.400%, 09/17/15	4,510,000	4,722,349
Muenchener Rueckversicherungs AG 6.000%, 05/26/41 (EUR) (a)	3,100,000	4,304,099
Prudential Financial, Inc. 4.500%, 11/15/20 (c)	2,500,000	2,780,298
4.750%, 09/17/15 (c)	8,550,000	9,416,132
5.375%, 06/21/20 (c)	3,000,000	3,467,967
5.875%, 09/15/42	7,233,000	7,413,825
7.375%, 06/15/19	3,860,000	4,881,352
XL Group plc 6.500%, 12/29/49 (a) (c)	3,278,000	3,015,760
ZFS Finance USA Trust V (144A) 6.500%, 05/09/67 (a)	3,011,000	3,184,132

		81,299,757

IT Services—0.0%
First Data Corp. (144A) 7.375%, 06/15/19	1,245,000	1,283,906
8.250%, 01/15/21	415,000	413,963

		1,697,869

Life Sciences Tools & Services—0.1%
Life Technologies Corp. 6.000%, 03/01/20	2,250,000	2,676,231

Media—2.6%
CBS Corp. 4.625%, 05/15/18	1,525,000	1,735,601
5.750%, 04/15/20	1,540,000	1,851,594
8.875%, 05/15/19	2,705,000	3,625,766
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/17	8,569,000	9,233,098
9.250%, 12/15/17 (c)	1,019,000	1,092,878
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	3,484,246
Comcast Corp. 4.650%, 07/15/42	8,925,000	9,546,260
5.875%, 02/15/18	2,684,000	3,265,293
COX Communications, Inc. (144A) 8.375%, 03/01/39	9,635,000	14,669,711
DIRECTV Holdings, LLC 5.150%, 03/15/42	2,176,000	2,213,810
6.375%, 03/01/41	2,574,000	3,013,353
NBCUniversal Media, LLC 2.875%, 01/15/23	3,285,000	3,278,988
4.375%, 04/01/21 (c)	1,990,000	2,256,533
5.150%, 04/30/20	21,753,000	25,779,132
QVC, Inc. (144A) 7.500%, 10/01/19	4,045,000	4,475,817
Time Warner Cable, Inc. 4.500%, 09/15/42	11,537,000	11,505,585
5.500%, 09/01/41 (a)	3,430,000	3,881,340

MSF-22

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Media—(Continued)
Time Warner, Inc. 4.700%, 01/15/21	$1,230,000	$1,412,732

		106,321,737

Metals & Mining—0.2%
Novelis, Inc. 8.750%, 12/15/20	7,985,000	8,843,388

Multi-Utilities—0.5%
Dominion Resources, Inc. 1.950%, 08/15/16	6,100,000	6,304,643
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	5,890,000	7,381,743
6.500%, 09/15/37	4,650,000	6,226,787

		19,913,173

Multiline Retail—0.6%
Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	11,835,000	13,817,209
7.450%, 07/15/17	8,349,000	10,323,229

		24,140,438

Oil, Gas & Consumable Fuels—3.4%
Anadarko Petroleum Corp. 5.950%, 09/15/16	11,649,000	13,497,673
6.375%, 09/15/17	12,851,000	15,493,397
Consol Energy, Inc. 8.250%, 04/01/20 (c)	2,423,000	2,538,092
El Paso Pipeline Partners Operating Co., LLC 6.500%, 04/01/20	8,669,000	10,284,347
Energy Transfer Partners, L.P. 6.500%, 02/01/42	9,633,000	11,115,808
Enterprise Products Operating, LLC 5.950%, 02/01/41	2,000,000	2,365,848
6.300%, 09/15/17	6,900,000	8,392,601
EOG Resources, Inc. 2.625%, 03/15/23	5,853,000	5,916,084
Kinder Morgan Energy Partners, L.P. 5.950%, 02/15/18	9,575,000	11,527,046
Laredo Petroleum, Inc. 7.375%, 05/01/22	3,500,000	3,780,000
Linn Energy, LLC (144A) 6.250%, 11/01/19 (c)	7,025,000	6,989,875
MEG Energy Corp. (144A) 6.375%, 01/30/23	1,895,000	2,022,913
6.500%, 03/15/21	7,455,000	7,976,850
OGX Petroleo e Gas Participacoes S.A. (144A) 8.500%, 06/01/18 (c)	520,000	468,000
Peabody Energy Corp. (144A) 6.250%, 11/15/21 (c)	3,670,000	3,651,650
Plains All American Pipeline, L.P. 8.750%, 05/01/19	1,067,000	1,434,745
Pride International, Inc. 6.875%, 08/15/20 (c)	1,450,000	1,835,591

Oil, Gas & Consumable Fuels—(Continued)
Range Resources Corp. 5.750%, 06/01/21	$1,060,000	$1,139,500
7.250%, 05/01/18	13,740,000	14,530,050
Valero Energy Corp. 6.625%, 06/15/37	2,502,000	3,019,826
Western Gas Partners, L.P. 4.000%, 07/01/22	3,515,000	3,664,809
5.375%, 06/01/21 (c)	5,918,000	6,726,399
Williams Cos., Inc. 7.875%, 09/01/21	1,700,000	2,228,926

		140,600,030

Paper & Forest Products—0.4%
International Paper Co. 4.750%, 02/15/22 (c)	6,255,000	7,102,690
6.000%, 11/15/41	6,620,000	8,066,708

		15,169,398

Real Estate Investment Trusts—0.3%
Ventas Realty, L.P. 4.750%, 06/01/21	2,635,000	2,895,947
Vornado Realty L.P. 5.000%, 01/15/22	7,375,000	8,160,570

		11,056,517

Real Estate Management & Development—0.1%
Realogy Corp. (144A) 7.875%, 02/15/19 (c)	4,118,000	4,323,900

Road & Rail—0.1%
Burlington Northern Santa Fe, LLC 3.050%, 09/01/22	1,390,000	1,438,676
4.375%, 09/01/42 (c)	2,828,000	2,992,061

		4,430,737

Thrifts & Mortgage Finance—0.1%
Northern Rock Asset Management plc (144A) 5.625%, 06/22/17	2,925,000	3,286,823

Trading Companies & Distributors—0.2%
UR Financing Escrow Corp. (144A) 7.625%, 04/15/22	8,490,000	9,296,550

Wireless Telecommunication Services—1.4%
America Movil SAB de C.V. 2.375%, 09/08/16	7,975,000	8,298,697
3.125%, 07/16/22	3,786,000	3,901,405
4.375%, 07/16/42 (c)	3,421,000	3,548,138
Cricket Communications, Inc. 7.750%, 05/15/16	4,510,000	4,758,050
Crown Castle Towers, LLC (144A) 6.113%, 01/15/40	16,100,000	19,390,582
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (c)	270,000	291,600
SBA Tower Trust (144A) 5.101%, 04/15/42	3,780,000	4,212,353

MSF-23

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Wireless Telecommunication Services—(Continued)
Sprint Nextel Corp. (144A) 9.000%, 11/15/18	$10,180,000	$12,216,000

		56,616,825

Yankee—1.0%
Hydro-Quebec 8.050%, 07/07/24	18,590,000	27,537,962
8.400%, 01/15/22	4,455,000	6,424,177
Nexen, Inc. 6.400%, 05/15/37	2,280,000	2,894,248
7.500%, 07/30/39	3,380,000	4,816,834

		41,673,221

Total Corporate Bonds & Notes (Identified Cost $1,047,819,662)		1,109,648,016

Mortgage-Backed Securities—11.3%

Collateralized-Mortgage Obligation—1.7%
Banc of America Alternative Loan Trust 5.500%, 10/25/35	4,216,854	3,623,281
Bear Stearns Adjustable Rate Mortgage Trust 5.259%, 11/25/34 (a)	1,603,053	1,498,688
Countrywide Alternative Loan Trust 0.421%, 03/20/47 (a)	3,858,418	2,314,055
5.500%, 11/25/35	2,996,300	2,465,182
5.500%, 04/25/37	2,294,669	1,686,596
6.500%, 09/25/37	16,785,168	12,658,148
Countrywide Home Loan Mortgage Pass-Through Trust 0.417%, 04/25/46 (a)	1,427,928	915,149
6.000%, 04/25/36	2,183,882	1,890,065
6.250%, 09/25/36	2,610,183	2,103,604
Credit Suisse Mortgage Capital Certificates (144A) 2.770%, 03/27/37 (a)	2,661,188	2,546,823
4.736%, 08/27/46 (a)	5,339,318	4,674,291
5.092%, 05/27/36 (a)	5,322,815	5,082,564
GMAC Mortgage Corp. Loan Trust 5.644%, 04/19/36 (a)	4,740,652	4,163,203
GSR Mortgage Loan Trust 6.000%, 07/25/37	3,222,094	2,992,752
Indymac INDA Mortgage Loan Trust 5.418%, 09/25/36 (a)	8,018,130	6,850,546
JPMorgan Mortgage Trust 5.500%, 03/25/22	298,657	297,055
5.875%, 06/25/21	373,046	362,000
6.500%, 08/25/36	1,190,034	1,101,854
Merrill Lynch Mortgage Investors, Inc. 2.943%, 05/25/36 (a)	4,427,118	3,311,002
Residential Funding Mortgage Securities I 5.500%, 11/25/35	2,128,906	2,171,060
6.000%, 04/25/37	3,326,787	2,691,750
Structured Adjustable Rate Mortgage Loan Trust 5.711%, 04/25/47 (a)	3,238,699	2,511,080

Collateralized-Mortgage Obligation—(Continued)
Wells Fargo Mortgage Backed Securities Trust 2.615%, 07/25/36 (a)	$3,109,259	$3,113,851

		71,024,599

Commercial Mortgage-Backed Securities—9.6%
Banc of America Commercial Mortgage, Inc. 4.621%, 07/10/43	5,225,000	5,329,484
5.893%, 06/10/49 (a)	577,594	577,814
Banc of America Large Loan, Inc. (144A) 1.971%, 11/15/15 (a)	14,972,718	14,955,545
5.035%, 12/20/41 (a)	8,165,000	8,600,113
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.482%, 01/15/49 (a)	630,000	649,332
5.893%, 06/10/49 (a)	4,795,000	5,081,214
Bear Stearns Commercial Mortgage Securities 5.449%, 12/11/40 (a)	780,000	830,499
Citigroup Commercial Mortgage Trust 6.262%, 12/10/49 (a)	3,560,000	3,895,754
Commercial Mortgage Pass-Through Certificates 2.446%, 05/15/45 (a)	54,275,616	7,492,640
5.167%, 06/10/44 (a)	7,050,000	7,654,530
5.347%, 12/10/46	5,320,000	5,687,479
Commercial Mortgage Pass-Through Certificates (144A) 3.400%, 10/05/30	10,795,000	11,172,825
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (a)	8,525,272	8,619,945
4.829%, 11/15/37	9,110,000	9,794,516
Credit Suisse Mortgage Capital Certificates 5.448%, 01/15/49 (a)	108,311	109,287
CW Capital Cobalt, Ltd. 5.223%, 08/15/48	3,465,000	3,891,004
DBRR Trust 5.940%, 06/17/49 (a)	3,600,000	4,172,868
DBRR Trust (144A) 0.946%, 09/25/45	18,575,000	18,608,377
Extended Stay America Trust (144A) 4.221%, 11/05/27 (a)	17,440,000	17,543,315
4.860%, 11/05/27 (a)	2,120,000	2,139,014
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	4,064,882	4,124,217
Greenwich Capital Commercial Funding Corp. 4.799%, 08/10/42 (a)	10,480,000	11,284,067
5.736%, 12/10/49	2,210,000	2,577,868
6.065%, 07/10/38 (a)	1,850,000	1,643,832
GS Mortgage Securities Corp. II 5.591%, 11/10/39	1,830,000	2,007,367
5.622%, 11/10/39	4,300,000	3,649,677
5.983%, 08/10/45 (a)	11,279,578	12,917,485

MSF-24

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Corp. II (144A) 2.933%, 06/05/31	$4,560,000	$4,795,647
3.551%, 04/10/34	12,028,000	12,991,491
3.633%, 06/05/31	2,070,000	2,119,755
JPMorgan Chase Commercial Mortgage Securities Corp. 2.234%, 06/16/45 (a)	25,270,038	2,948,053
3.483%, 06/16/45 (a)	2,255,000	2,453,354
5.115%, 07/15/41	13,855,000	14,734,377
5.447%, 06/12/47	3,230,070	3,432,929
5.481%, 12/12/44 (a)	4,000,000	4,508,912
5.637%, 12/12/44 (a)	3,600,000	3,751,013
6.005%, 06/15/49 (a)	1,975,438	2,160,238
6.086%, 02/12/51 (a)	8,450,183	9,398,167
JPMorgan Chase Commercial Mortgage Securities Corp. (144A) 4.158%, 01/12/39	3,694,427	3,813,355
4.675%, 07/05/32 (a)	2,500,000	2,540,378
5.951%, 06/15/43	8,060,000	9,917,379
LB Commercial Conduit Mortgage Trust 6.086%, 07/15/44 (a)	4,000,000	4,754,104
LB-UBS Commercial Mortgage Trust 4.633%, 09/15/27 (a)	2,246,182	2,247,664
5.156%, 02/15/31	4,580,000	5,135,847
5.347%, 11/15/38	7,141,255	8,246,214
5.455%, 02/15/40	3,379,048	3,631,973
5.858%, 07/15/40 (a)	5,665,000	6,695,877
5.866%, 09/15/45 (a)	11,285,000	13,442,128
Merrill Lynch Mortgage Trust 4.864%, 08/12/39 (a)	4,500,000	4,807,899
5.047%, 07/12/38 (a)	2,500,000	2,785,842
Morgan Stanley 2007-XLC 1, Ltd. 0.556%, 07/17/17 (a)	4,744,562	4,739,059
Morgan Stanley Bank of America Merrill Lynch Trust (144A) 3.277%, 10/15/22	3,435,000	3,520,590
Morgan Stanley Capital I 6.036%, 06/11/49 (a)	2,162,004	2,197,679
Morgan Stanley Capital I (144A) 2.887%, 03/15/45 (a)	45,900,574	6,697,904
6.340%, 07/15/30	3,050,000	3,199,529
Morgan Stanley Capital I Trust 2007-IQ15 6.076%, 06/11/49 (a)	5,345,000	5,630,979
Morgan Stanley Reremic Trust (144A) Zero Coupon, 07/17/56	6,440,000	5,683,300
2.000%, 07/27/49	7,034,310	7,095,860
2.500%, 03/23/51	6,920,232	6,976,458
3.000%, 07/17/56	1,396,818	1,400,310
RBSCF Trust (144A) 6.122%, 02/16/51 (a)	10,000,000	11,778,660
S2 Hospitality, LLC (144A) 4.500%, 04/15/25	5,394,678	5,425,266
UBS-Barclays Commercial Mortgage Trust 3.091%, 08/10/49	5,660,000	5,889,615
Wachovia Bank Commercial Mortgage Trust 5.416%, 01/15/45 (a)	5,000,000	5,686,675
6.122%, 02/15/51 (a)	3,870,000	4,561,840

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Reremic Trust (144A) 1.750%, 08/20/21	$7,764,399	$7,735,516

		394,541,904

Total Mortgage-Backed Securities (Identified Cost $447,206,967)		465,566,503

Asset-Backed Securities—9.5%

Asset Backed—Automobile—4.8%
AmeriCredit Automobile Receivables Trust 2.420%, 05/08/18	3,450,000	3,509,671
2.640%, 10/10/17	3,470,000	3,552,478
3.030%, 07/09/18	2,290,000	2,323,116
3.380%, 04/09/18	4,875,000	5,003,105
3.440%, 10/08/17 (a)	5,300,000	5,532,304
CarMax Auto Owner Trust 1.760%, 08/15/17	2,075,000	2,097,431
2.200%, 10/16/17	1,250,000	1,268,991
3.090%, 08/15/18	1,560,000	1,576,101
Chesapeake Funding, LLC (144A) 1.828%, 11/07/23 (a)	3,230,000	3,238,333
2.228%, 11/07/23 (a)	2,075,000	2,080,324
Credit Acceptance Auto Loan Trust (144A) 1.520%, 03/16/20 (a)	4,950,000	4,949,159
2.060%, 04/16/18	3,205,000	3,205,622
2.200%, 09/16/19	10,500,000	10,571,306
DT Auto Owner Trust (144A) 1.850%, 04/17/17 (a)	620,000	621,098
2.260%, 10/16/17 (a)	3,580,000	3,587,948
2.720%, 04/17/17 (a)	200,000	200,431
3.380%, 10/16/17 (a)	1,920,000	1,926,190
4.030%, 02/15/17	2,355,000	2,389,880
4.350%, 03/15/19 (a)	1,640,000	1,644,859
4.940%, 07/16/18	4,500,000	4,568,436
Ford Credit Floorplan Master Owner Trust 1.390%, 09/15/16	2,525,000	2,524,759
1.721%, 01/15/16 (a)	4,765,000	4,783,636
2.090%, 09/15/16	4,405,000	4,405,019
2.321%, 01/15/16 (a)	4,460,000	4,488,990
2.860%, 01/15/19	1,125,000	1,154,256
3.510%, 01/15/19 (a)	1,980,000	2,014,589
Hyundai Auto Receivables Trust 2.610%, 05/15/18	5,570,000	5,648,052
Santander Consumer Acquired Receivables Trust (144A) 1.660%, 08/15/16	411,561	412,802
2.010%, 08/15/16	2,213,355	2,224,656
3.190%, 10/15/15	3,520,000	3,623,988
Santander Drive Auto Receivables Trust 1.560%, 08/15/18	4,885,000	4,897,745
1.940%, 12/15/16 (a)	7,860,000	7,895,087
2.700%, 08/15/18	2,330,000	2,365,437
2.720%, 05/16/16 (a)	2,410,000	2,455,315
3.270%, 04/16/18 (a)	10,710,000	10,860,293
3.300%, 09/17/18	1,975,000	2,029,986
3.480%, 12/15/17 (a)	2,600,000	2,656,670

MSF-25

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed—Automobile—(Continued)
Santander Drive Auto Receivables Trust
3.620%, 02/15/18 (a)	$16,830,000	$17,154,718
3.780%, 11/15/17 (a)	3,250,000	3,407,947
3.870%, 02/15/18 (a)	10,135,000	10,431,682
3.890%, 07/17/17	5,780,000	6,002,339
3.910%, 05/15/18 (a)	8,815,000	8,989,616
4.010%, 02/15/17	12,000,000	12,262,956
4.180%, 06/15/18 (a)	3,510,000	3,569,270
Santander Drive Auto Receivables Trust (144A) 1.480%, 05/15/17	1,918,731	1,924,071
2.860%, 06/15/17	6,252,109	6,275,801

		198,306,463

Asset Backed—Credit Card—0.3%
World Financial Network Credit Card Master Trust 2.230%, 08/15/22	10,290,000	10,345,494

Asset Backed—Home Equity—0.1%
GSAA Trust 0.497%, 10/25/35 (a)	6,147,037	5,383,483
Option One Mortgage Loan Trust 1.342%, 11/25/32 (a)	255,361	191,973

		5,575,456

Asset Backed—Other—2.3%
321 Henderson Receivables I, LLC (144A) 3.820%, 12/15/48	4,411,995	4,609,820
4.070%, 01/15/48	2,044,154	2,142,539
5.560%, 07/15/59	5,515,415	6,198,334
AH Mortgage Advance Trust (144A) 2.750%, 05/10/43 (a)	4,085,000	4,100,523
2.980%, 03/13/43 (a)	6,205,000	6,245,624
Capital Trust Re CDO, Ltd. (144A) 0.529%, 10/20/43 (a)	6,618,775	5,792,554
Chase Funding Mortgage Loan Asset-Backed Certificates 5.833%, 04/25/32 (a)	1,045,578	1,072,864
First Franklin Mortgage Loan Asset Backed Certificates 0.427%, 12/25/36 (a)	16,130,000	7,650,024
Ford Credit Floorplan Master Owner Trust 2.370%, 09/15/15	4,257,000	4,269,124
2.860%, 09/15/15	2,955,000	2,963,247
Ford Credit Floorplan Master Owner Trust (144A) 2.410%, 09/15/15	1,790,000	1,811,136
ING Investment Management (144A) 1.968%, 10/15/22 (a)	8,415,000	8,406,181
ING Investment Management Co. (144A) 1.810%, 10/15/22	15,283,000	15,231,940
Knollwood CDO, Ltd. (144A) 3.660%, 01/10/39 (a)	702,430	7
Merrill Lynch First Franklin Mortgage Loan Trust 0.457%, 05/25/37 (a)	16,380,000	8,192,506

Asset Backed—Other—(Continued)
OZLM Funding, Ltd. (144A) 1.867%, 10/30/23	$8,930,000	$8,930,000
PFS Financing Corp. (144A) 1.421%, 02/15/16 (a)	4,770,000	4,786,285

		92,402,708

Asset Backed—Student Loan—2.0%
Nelnet Student Loan Trust 0.544%, 08/23/27 (a)	1,190,000	1,129,247
2.156%, 11/25/24 (a)	6,095,000	6,399,933
Scholar Funding Trust (144A) 1.347%, 10/28/43 (a)	2,968,949	2,906,236
SLM Student Loan Trust 0.569%, 03/15/23 (a)	8,604,007	8,347,702
0.589%, 06/15/21 (a)	8,622,230	8,409,848
2.151%, 07/25/23 (a)	7,300,000	7,695,485
SLM Student Loan Trust (144A) 1.321%, 08/15/23 (a)	7,319,283	7,370,796
1.621%, 08/15/25 (a)	3,206,856	3,241,586
2.950%, 02/15/46	14,650,000	15,228,646
3.330%, 10/15/46 (a)	12,475,000	13,182,632
3.830%, 01/17/45	3,365,000	3,597,451
4.540%, 10/17/44	3,930,000	4,314,153

		81,823,715

Total Asset-Backed Securities (Identified Cost $380,133,936)		388,453,836

Foreign Government—4.8%

Sovereign—4.8%
Brazilian Government International Bond 7.125%, 01/20/37	1,520,000	2,291,400
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/23 (EUR)	41,646,465	56,728,845
Italy Buoni Poliennali Del Tesoro 2.100%, 09/15/21 (EUR)	8,985,408	10,167,097
2.550%, 09/15/41 (EUR)	2,428,041	2,355,404
4.750%, 06/01/17 (EUR)	40,348,000	53,528,582
5.250%, 08/01/17 (EUR)	10,320,000	14,012,379
Mexico Government International Bond 5.125%, 01/15/20 (c)	7,480,000	8,938,600
5.625%, 01/15/17	2,130,000	2,489,970
Poland Government International Bond 5.000%, 03/23/22	3,500,000	4,060,000
5.125%, 04/21/21	3,525,000	4,106,625
6.375%, 07/15/19	1,110,000	1,370,850
Russian Foreign Bond-Eurobond 7.500%, 03/31/30 (a)	14,952,875	18,878,005
South Africa Government International Bond 4.665%, 01/17/24	2,600,000	2,918,500
5.500%, 03/09/20	2,680,000	3,182,500
Turkey Government International Bond 5.625%, 03/30/21	2,620,000	2,986,800
6.250%, 09/26/22	4,880,000	5,839,896
7.000%, 03/11/19	2,320,000	2,813,000

Total Foreign Government (Identified Cost $190,318,182)		196,668,453

MSF-26

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Term Loans—0.2%

Security Description	Notional/Par Amount	Value

Hotels, Restaurants & Leisure—0.2%
Motel 6 Operating, L.P. 10.000%, 10/15/17 (e)	$7,250,000	$7,250,000

Total Term Loans (Identified Cost $7,250,000)		7,250,000

Municipal Bonds & Notes—0.2%

Municipal Agency—0.2%
New York City Municipal Water Finance Authority 5.375%, 06/15/43	2,360,000	2,800,494
5.500%, 06/15/43	2,825,000	3,389,435

Total Municipal Bonds & Notes (Identified Cost $5,110,893)		6,189,929

Options Purchased—0.1%

Call Options—0.1%
10 Year Right-to-Receive Fixed Swaption 1.55%, Expires 12/14/12 (Counterparty-JPMorgan Chase Bank)	24,100,000	106,079
30 Year Right-to-Receive Fixed Swaption 2.25%, Expires 11/09/12 (Counterparty-Bank of America N.A.)	25,200,000	69,688
30 Year Right-to-Receive Fixed Swaption 2.69%, Expires 03/11/13 (Couterparty-Deutsche Bank Securities, Inc.)	11,100,000	578,937
5 Year Right-to-Receive Fixed Swaption 1.07%, Expires 07/25/13 (Counterparty-Deutsche Bank Securities, Inc.)	112,100,000	1,079,971
EUR Currency, Strike Price USD 1.291, Expires 12/20/12 (Counterparty-Royal Bank of Scotland plc) (EUR)	10,945,000	211,887
Eurodollar Midcurve 3 Year Futures @ 98.875, Expires 11/16/12	4,450,000	1,157,000

		3,203,562

Put Options—0.0%
10 Year Right-to-Pay Fixed Swaption 4.50%, Expires 03/20/17 (Counterparty-Deutsche Bank Securities, Inc.)	21,900,000	537,233
30 Year Right-to-Pay Fixed Swaption 2.69%, Expires 03/11/13 (Counterparty-Deutsche Bank Securities, Inc.)	11,100,000	508,282
30 Year Right-to-Pay Fixed Swaption 3.50%, Expires 11/08/12 (Counterparty-Bank of America N.A.) (EUR)	34,900,000	58
5 Year Right-to-Pay Fixed Swaption 1.07%, Expires 07/25/13 (Counterparty-Deutsche Bank Securities, Inc.)	112,100,000	959,632
5 Year Right-to-Pay Fixed Swaption 2.13%, Expires 03/21/13 (Counterparty-Deutsche Bank Securities, Inc.)	62,900,000	10,423

Put Options—(Continued)
AUD Currency, Strike Price USD 1.007, Expires 10/12/12 (Counterparty-Citibank N.A.) (AUD)	8,890,000	$5,598
EUR Currency, Strike Price USD 1.180, Expires 12/20/12 (Counterparty-Bank of America N.A.) (EUR)	332,400	46,829

		2,068,055

Total Options Purchased (Identified Cost $9,431,632)		5,271,617

Preferred Stock—0.1%

Diversified Financial Services—0.1%
Citigroup Capital XIII	147,339	4,103,391

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (g)	70,000	59,500
Federal National Mortgage Association (Series S) (g)	70,000	60,900

		120,400

Total Preferred Stock (Identified Cost $4,119,535)		4,223,791

Short Term Investments—6.2%

Mutual Funds—2.4%
State Street Navigator Securities Lending Prime Portfolio (h)	100,968,620	100,968,620

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $155,404,130 on 10/01/12, collateralized by $50,000,000 Federal Home Loan Mortgage Corp. 0.700% due 12/19/13 with a value of $50,125,000; and by $60,875,000 Federal Home Loan Mortgage Corp. 4.500% due 01/15/14 with a value of $64,831,875; and by $42,870,000 U.S. Treasury Note 0.750% due 12/15/13 with a value of $43,240,225; and by $315,000 U.S. Treasury Note 1.000% due 01/15/14 with a value of $318,817.	$155,404,000	155,404,000

Total Short Term Investments (Identified Cost $256,372,620)		256,372,620

Total Investments—118.2% (Identified Cost $4,737,687,177) (i)		4,856,719,905
Liabilities in excess of other assets		(747,461,057)

Net Assets—100.0%		$4,109,258,848

MSF-27

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(c)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $99,015,689 and the collateral received consisted of cash in the amount of $100,968,620. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(d)	Non-Income Producing; Defaulted Bond.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees.
(f)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2012, the market value of securities pledged was $13,125,640.
(g)	Non-Income Producing.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	As of September 30, 2012, the aggregate cost of investments was $4,737,687,177. The aggregate unrealized appreciation and depreciation of investments was $137,140,557 and $(18,107,829), respectively, resulting in net unrealized appreciation of $119,032,728.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $565,094,700, which is 13.8% of net assets.
(ARM)—	Adjustable-Rate Mortgage.
(REMIC)—	Real Estate Mortgage Investment Conduits.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(AUD)—	Australian Dollar
(EUR)—	Euro

TBA Sale Commitments
Security Description	Face Amount	Value
Fannie Mae
3.500% (15 Year TBA)	$(31,100,000)	$(33,092,344)
3.500% (30 Year TBA)	(39,200,000)	(42,042,000)
4.000% (15 Year TBA)	(33,700,000)	(36,037,938)
4.500% (30 Year TBA)	(197,300,000)	(213,546,432)
Ginnie Mae
4.000% (30 Year TBA)	(800,000)	(882,000)
4.500% (30 Year TBA)	(62,000,000)	(68,403,434)

Total TBA Sale Commitments (Proceeds $392,959,613)		$(394,004,148)

Forward Contracts
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar (bought)	Goldman Sachs Capital Markets	10/12/12	2,695,000	$2,707,801	$2,793,300	$85,499
Australian Dollar (bought)	Citibank N.A.	10/12/12	1,750,000	1,815,721	1,813,831	(1,890)
Australian Dollar (sold)	Goldman Sachs Capital Markets	10/12/12	4,445,000	4,469,047	4,607,131	(138,084)
Australian Dollar (sold)	UBS AG	10/19/12	12,795,000	13,369,598	13,253,494	116,104
Canadian Dollar (bought) for Australian Dollar*	Deutsche Bank AG	10/19/12	20,036,523	20,359,314	20,373,260	13,946
Canadian Dollar (sold)	BNP Paribas S.A.	10/17/12	176,000	171,932	178,965	(7,033)
Canadian Dollar (sold)	Credit Suisse	10/17/12	757,000	742,937	769,755	(26,818)
Canadian Dollar (sold)	Royal Bank of Scotland plc	10/17/12	4,108,000	4,040,551	4,177,215	(136,664)
Canadian Dollar (sold)	UBS AG	10/17/12	318,000	312,813	323,358	(10,545)
Euro (bought)	Deutsche Bank AG	10/22/12	4,886,000	6,325,972	6,279,982	(45,990)
Euro (bought)	Citibank N.A.	10/22/12	3,170,000	4,105,971	4,074,405	(31,566)
Euro (sold)	Royal Bank of Scotland plc	10/17/12	15,769,000	20,268,763	20,266,925	1,838
Euro (sold)	UBS AG	10/19/12	22,495,000	29,509,143	28,912,004	597,139
Euro (sold)	Citibank N.A.	10/22/12	870,000	1,096,748	1,118,212	(21,464)
Euro (sold)	Citibank N.A.	10/22/12	900,000	1,157,351	1,156,771	580
Euro (sold)	Citibank N.A.	10/22/12	17,134,000	21,425,587	22,022,353	(596,766)
Euro (sold)	Citibank N.A.	10/22/12	55,523,000	68,071,198	71,363,785	(3,292,587)
Euro (sold)	Deutsche Bank AG	10/22/12	15,854,000	20,530,217	20,377,167	153,050
Euro (sold)	Royal Bank of Scotland plc	10/22/12	4,168,000	5,170,583	5,357,136	(186,553)
Euro (sold)	Royal Bank of Scotland plc	10/22/12	11,568,000	14,442,347	14,868,365	(426,018)
Mesican Peso (bought)	Royal Bank of Scotland plc	10/22/12	65,766,123	5,102,500	5,099,224	(3,276)

MSF-28

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Contracts—(Continued)
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
Mesican Peso (bought)	Royal Bank of Scotland plc	10/22/12	65,770,715	$5,102,500	$5,099,581	$(2,919)
Mesican Peso (bought)	Bank of America N.A.	10/22/12	132,460,900	10,205,000	10,270,453	65,453
Mexican Peso (bought) for Australian Dollar*	Deutsche Bank AG	12/19/12	18,159,771	1,384,260	1,400,043	15,783
Mexican Peso (bought) for Australian Dollar*	Deutsche Bank AG	12/19/12	18,168,556	1,384,260	1,400,720	16,460
Mexican Peso (bought) for Australian Dollar*	JPMorgan Chase Bank	12/19/12	18,165,146	1,384,260	1,400,457	16,197
Yuan Renminbi (sold)	Standard Chartered Bank	06/07/13	63,410,000	9,852,393	9,907,738	(55,345)
Yuan Renminbi (sold)	Standard Chartered Bank	06/07/13	63,410,000	9,869,261	9,907,738	(38,477)
Yuan Renminbi (sold)	Credit Suisse	08/19/13	63,710,000	9,888,251	9,915,722	(27,471)

Net Unrealized Depreciation						$(3,967,417)

*	For cross-currency exchange contracts, the local currency amount represents the local currency being purchased. The aggregate face value represents the U.S. dollar value at September 30, 2012 of the currency being sold and the valuation as of September 30, 2012 is the U.S. dollar value of the currency being purchased.

Futures Contracts
Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
10 Year Australian T-Bond Futures	Australian Stock Exchange	12/17/12	402	$51,442,360	$52,913,435	$1,471,075
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/17/12	47	11,682,579	11,712,400	29,821
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	03/18/13	27	6,710,471	6,728,063	17,592
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	06/17/13	67	16,645,458	16,693,050	47,592
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	09/16/13	86	21,366,937	21,424,750	57,813
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/16/13	56	13,909,154	13,947,500	38,346
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	03/17/14	5	1,241,576	1,245,062	3,486
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	06/16/14	5	1,242,292	1,244,562	2,270
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	09/14/15	229	56,733,765	56,809,175	75,410
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/14/15	229	56,647,690	56,737,613	89,923
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	03/14/16	229	56,562,312	56,666,050	103,738
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	06/13/16	229	56,466,809	56,583,038	116,229
Euro OAT Futures	Eurex Deutschland	12/06/12	58	9,939,579	9,983,680	44,101
German Euro Buxl Futures	Eurex Deutschland	12/06/12	1	168,234	171,143	2,909
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	12/31/12	2,240	493,607,736	493,990,000	382,264
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	12/31/12	3,296	409,921,520	410,789,751	868,231
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	12/19/12	227	34,032,549	33,908,125	(124,424)

Futures Contracts—Short
3 Year Australian T-Bond Futures	Australian Stock Exchange	12/17/12	(1,285)	(146,050,044)	(147,306,761)	(1,256,717)
German Euro Bund Futures	Eurex Deutschland	12/06/12	(480)	(86,908,929)	(87,447,120)	(538,191)
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/12	(1,878)	(250,278,415)	(250,683,656)	(405,241)
U.S. Treasury Ultra Long Bond Futures	Chicago Board of Trade	12/19/12	(1,100)	(183,215,763)	(181,740,625)	1,475,138

Net Unrealized Appreciation						$2,501,365

MSF-29

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Options Written
Call Options Written	Counterparty	Expiration Date	Contract/ Notional Amount	Premiums Received	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
Eurodollar Midcurve 3 Year Futures @ 99.125	JPMorgan Chase Bank	11/16/12	(2,667)	$(222,422)	$(550,069)	$(327,647)
EUR Currency, Strike Price USD 1.291	Bank of America N.A.	12/20/12	(33,170,000)	(380,003)	(642,154)	(262,151)

Put Options Written
EUR Currency, Strike Price USD 1.10	Bank of America N.A.	12/20/12	(332,400)	(210,136)	(3,483)	206,653

Interest Rate Call Swaptions Written
5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 1.000%	Bank of America N.A.	07/10/14	(45,500)	(452,725)	(266,052)	186,673
5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 1.000%	Bank of America N.A.	07/11/14	(80,000)	(560,000)	(468,944)	91,056
5 Year Right-to-Receive 3-Month LIBOR Floating Interest Rate Swap 1.000%	Bank of America N.A.	07/14/14	(45,500,000)	(318,500)	(266,857)	51,643
5 Year Right-to-Receive 3-Month LIBOR Floating Interest Rate Swap 1.430%	Deutsche Bank AG	07/28/14	(20,200,000)	(388,850)	(317,326)	71,524
10 Year Right-to-Receive 3-Month LIBOR Floating Interest Rate Swap 3.645%	JPMorgan Chase Bank	03/27/17	(10,000,000)	(715,200)	(975,438)	(260,238)

Interest Rate Put Swaptions Written
5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 2.000%	Bank of America N.A.	07/10/14	(45,500,000)	(452,725)	(389,343)	63,382
5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 2.000%	Bank of America N.A.	07/11/14	(80,000)	(1,012,000)	(686,712)	325,288
5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 2.000%	Bank of America N.A.	07/14/14	(45,500,000)	(546,000)	(392,342)	153,658
5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 1.430%	Deutsche Bank AG	07/28/14	(20,200,000)	(388,850)	(345,574)	43,276
10 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 6.000%	Deutsche Bank AG	03/20/17	(43,800)	(1,046,820)	(474,814)	572,006
10 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 3.645%	JPMorgan Chase Bank	03/27/17	(10,000)	(716,675)	(415,317)	301,358

Total Options Written				$(7,410,906)	$(6,194,425)	$1,216,481

Swap Agreements
Credit Default Swaps on Credit Indices—Sell Protection (a)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Received	Unrealized Appreciation
Markit CDX North America High Yield Index, Series 17, Version 2	Deutsche Bank AG	5.000%	12/20/16	4.521%	$6,480,000	$114,900	$(497,700)	$612,600
Markit CDX North America High Yield Index, Series 17, Version 5	Deutsche Bank AG	5.000%	12/20/16	4.521%	22,800,000	404,278	(2,036,166)	2,440,444
Markit CMBX North America A-Rated Index, Version 2	Deutsche Bank AG	0.500%	03/15/49	N/A	7,025,000	(681,132)	(1,031,894)	350,762
Markit CMBX North America AAA-Rated Index, Version 3	Morgan Stanley Capital	0.080%	12/13/49	N/A	5,355,000	(319,403)	(622,197)	302,794
Markit CMBX North America AAA-Rated Index, Version 4	Morgan Stanley Capital	0.350%	02/17/51	N/A	5,355,000	(335,803)	(641,194)	305,391

Totals						$(817,160)	$(4,829,151)	$4,011,991

MSF-30

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate Issuers—Sell Protection (a)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Received	Unrealized Apppreciation
Prudential Financial, Inc. (4.500%, 07/15/13)	Bank of America N.A.	1.000%	06/20/17	1.789%	$8,900,000	$(315,392)	$(426,407)	$111,015
Prudential Financial, Inc. (4.500%, 07/15/13)	Deutsche Bank AG	1.000%	06/20/17	1.789%	8,900,000	(315,392)	(422,442)	107,050
Prudential Financial, Inc. (4.500%, 07/15/13)	JPMorgan Chase Bank	1.000%	06/20/17	1.789%	4,450,000	(157,696)	(216,615)	58,919
Prudential Financial, Inc. (4.500%, 07/15/13)	JPMorgan Chase Bank	1.000%	06/20/17	1.789%	22,250,000	(788,480)	(936,964)	148,484

Totals						$(1,576,960)	$(2,002,428)	$425,468

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Notional Amount	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	6M EURIBOR	Pay	2.800%	11/10/41	EUR 8,300,000	$1,100,560	$0	$1,100,560
Deutsche Bank AG	6M EURIBOR	Receive	2.783%	11/10/41	EUR 8,300,000	(1,059,962)	0	(1,059,962)
Deutsche Bank AG	3M LIBOR	Pay	1.196%	08/30/18	USD 15,400,000	85,496	0	85,496
Bank of America N.A.	3M LIBOR	Pay	2.400%	10/21/21	USD 1,600,000	116,158	0	116,158
Morgan Stanley Capital Services	3M LIBOR	Receive	1.090%	05/09/17	USD 15,000,000	(273,066)	0	(273,066)
JPMorgan Chase Bank	3M LIBOR	Receive	1.758%	06/25/22	USD 18,000,000	(152,982)	0	(152,982)
Deutsche Bank AG	3M LIBOR	Receive	2.522%	09/04/42	USD 11,000,000	203,533	0	203,533

Totals						$19,737	$0	$19,737

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on an index, corporate issuers or sovereign issuers as of period end serve as some indication of the current status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could receive or be required to make under a credit default swap contract is generally the notional amount of the contract. These potential amounts may be partially offset or reduced by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

MSF-31

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,417,075,140	$—	$2,417,075,140
Total Corporate Bonds & Notes*	—	1,109,648,016	—	1,109,648,016
Total Mortgage-Backed Securities*	—	465,566,503	—	465,566,503
Total Asset-Backed Securities*	—	388,453,836	—	388,453,836
Total Foreign Government*	—	196,668,453	—	196,668,453
Total Term Loans*	—	—	7,250,000	7,250,000
Total Municipal Bonds & Notes*	—	6,189,929	—	6,189,929
Options Purchased
Call Options	1,157,000	2,046,562	—	3,203,562
Put Options	—	2,068,055	—	2,068,055
Total Options Purchased	1,157,000	4,114,617	—	5,271,617
Total Preferred Stock*	4,223,791	—	—	4,223,791
Short Term Investments
Mutual Funds	100,968,620	—	—	100,968,620
Repurchase Agreement	—	155,404,000	—	155,404,000
Total Short Term Investments	100,968,620	155,404,000	—	256,372,620
Total Investments	$106,349,411	$4,743,120,494	$7,250,000	$4,856,719,905

Total TBA Sale Commitments	$—	$(394,004,148)	$—	$(394,004,148)

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$1,082,049	$—	$1,082,049
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(5,049,466)	—	(5,049,466)
Total Forward Contracts (Net Unrealized Depreciation)	—	(3,967,417)	—	(3,967,417)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	4,825,938	—	—	4,825,938
Futures Contracts (Unrealized Depreciation)	(2,324,573)	—	—	(2,324,573)
Total Futures Contracts (Net Unrealized Appreciation)	2,501,365	—	—	2,501,365
Options Written
Call Options Written	(550,069)	(2,936,771)	—	(3,486,840)
Put Options Written	—	(2,707,585)	—	(2,707,585)
Total Options Written	(550,069)	(5,644,356)	—	(6,194,425)
Swap Agreements
Swap Contracts at Value (Assets)	—	2,024,925	—	2,024,925
Swap Contracts at Value (Liabilities)	—	(4,399,308)	—	(4,399,308)
Total Swap Agreements at Value	—	(2,374,383)	—	(2,374,383)

*	See Schedule of Investments for additional detailed categorizations.

MSF-32

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Term Loans	Total
Balance as of December 31, 2011	$0	$0
Transfers Into level 3	0	0
Transfers Out of level 3	0	0
Accrued discounts/premiums	0	0
Realized Loss	0	0
Change in unrealized depreciation	0	0
Security Purchases	7,250,000	7,250,000
Security Sales	0	0
Balance as of September 30, 2012	$7,250,000	$7,250,000

MSF-33

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—59.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Raytheon Co.	140,675	$8,040,983

Airlines—0.8%
Delta Air Lines, Inc. (a)	704,000	6,448,640
United Continental Holdings, Inc. (a)	215,598	4,204,161

		10,652,801

Automobiles—0.1%
Thor Industries, Inc. (b)	22,175	805,396

Beverages—1.2%
The Coca-Cola Co.	391,700	14,857,181

Capital Markets—1.1%
The Goldman Sachs Group, Inc.	124,732	14,179,534

Chemicals—0.7%
CF Industries Holdings, Inc.	30,850	6,856,104
PPG Industries, Inc.	14,775	1,696,761

		8,552,865

Commercial Banks—1.3%
U.S. Bancorp	449,775	15,427,282
Wells Fargo & Co.	39,500	1,363,935

		16,791,217

Computers & Peripherals—4.6%
Apple, Inc.	61,250	40,869,675
EMC Corp. (a)	254,200	6,932,034
Hewlett-Packard Co.	217,550	3,711,403
Western Digital Corp. (a)	184,825	7,158,272

		58,671,384

Construction & Engineering—0.4%
KBR, Inc.	185,478	5,530,954

Consumer Finance—0.7%
Discover Financial Services	234,475	9,315,692

Containers & Packaging—1.2%
Packaging Corp. of America	213,645	7,755,313
Rock-Tenn Co.	96,598	6,972,444

		14,727,757

Diversified Consumer Services—0.3%
Apollo Group, Inc. (Class A) (a) (b)	136,700	3,971,135

Diversified Financial Services—3.8%
Citigroup, Inc.	643,700	21,061,864
JPMorgan Chase & Co.	578,683	23,425,088
Moody’s Corp. (b)	90,975	4,018,366

		48,505,318

Diversified Telecommunication Services—0.9%
Verizon Communications, Inc.	236,900	10,795,533

Energy Equipment & Services—0.7%
Oceaneering International, Inc.	150,500	8,315,125

Food & Staples Retailing—2.6%
CVS Caremark Corp.	221,775	$10,738,345
Wal-Mart Stores, Inc.	301,300	22,235,940

		32,974,285

Health Care Equipment & Supplies—0.7%
Zimmer Holdings, Inc. (b)	123,300	8,337,546

Health Care Providers & Services—2.2%
HCA Holdings, Inc. (a) (b)	148,225	4,928,481
Humana, Inc.	68,775	4,824,566
McKesson Corp.	93,400	8,035,202
UnitedHealth Group, Inc.	179,950	9,971,030

		27,759,279

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a) (b)	134,700	2,881,233

Industrial Conglomerates—2.2%
3M Co.	160,400	14,824,168
General Electric Co.	195,450	4,438,670
Tyco International, Ltd.	153,075	8,611,999

		27,874,837

Insurance—2.7%
American Financial Group, Inc.	44,775	1,696,972
American International Group, Inc. (a)	379,300	12,437,247
Lincoln National Corp. (b)	105,925	2,562,326
The Chubb Corp.	113,575	8,663,501
The Travelers Cos., Inc.	140,350	9,580,291

		34,940,337

Internet & Catalog Retail—0.7%
Expedia, Inc.	157,735	9,123,392

Internet Software & Services—2.2%
Google, Inc. (Class A) (a)	37,650	28,406,925

IT Services—2.6%
Alliance Data Systems Corp. (a) (b)	40,100	5,692,195
International Business Machines Corp.	94,275	19,557,349
The Western Union Co. (b)	351,075	6,396,586
Total System Services, Inc.	72,275	1,712,918

		33,359,048

Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.	223,800	8,605,110

Machinery—1.0%
Cummins, Inc.	46,850	4,320,038
Ingersoll-Rand plc	188,600	8,453,052

		12,773,090

Media—4.4%
Comcast Corp. (Class A)	551,800	19,737,886
DISH Network Corp. (a)	195,300	5,978,133

MSF-34

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—(Continued)
News Corp. (Class A) (b)	701,375	$17,204,729
Time Warner Cable, Inc.	143,765	13,666,301

		56,587,049

Metals & Mining—0.3%
Alcoa, Inc.	449,100	3,974,535

Multiline Retail—0.4%
Nordstrom, Inc. (b)	91,425	5,044,832

Oil, Gas & Consumable Fuels—6.8%
Chevron Corp.	176,175	20,534,958
Exxon Mobil Corp.	337,675	30,880,379
Marathon Oil Corp.	266,725	7,887,058
Marathon Petroleum Corp.	208,725	11,394,298
Suncor Energy, Inc.	469,840	15,434,244

		86,130,937

Paper & Forest Products—0.7%
International Paper Co.	240,625	8,739,500

Personal Products—0.3%
Herbalife, Ltd. (b)	79,400	3,763,560

Pharmaceuticals—6.4%
Abbott Laboratories	193,575	13,271,502
Eli Lilly & Co.	140,375	6,655,179
Express Scripts Holding Co. (a)	230,675	14,456,402
Forest Laboratories, Inc. (a)	219,500	7,816,395
Johnson & Johnson (b)	33,750	2,325,713
Merck & Co., Inc.	351,975	15,874,072
Pfizer, Inc.	859,425	21,356,711

		81,755,974

Semiconductors & Semiconductor Equipment—0.8%
KLA-Tencor Corp.	206,525	9,852,275

Software—1.9%
CA, Inc.	199,375	5,136,897
Microsoft Corp.	651,775	19,409,859

		24,546,756

Specialty Retail—0.8%
PetSmart, Inc.	87,650	6,046,097
The Gap, Inc.	126,110	4,512,216

		10,558,313

Tobacco—0.6%
Philip Morris International, Inc.	83,775	7,534,724

Total Common Stock (Identified Cost $657,365,602)		759,236,412

U.S. Treasury & Government Agencies—26.1%
Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—16.2%
Fannie Mae 15 Yr.
4.500%, TBA	$1,900,000	$2,049,625
Fannie Mae 15 Yr. Pool
3.500%, 01/01/27	1,684,506	1,801,055
3.500%, 02/01/27	1,469,366	1,565,006
3.500%, 04/01/27	1,675,187	1,794,171
3.500%, 06/01/27	3,001,502	3,214,688
4.000%, 02/01/25	1,932,260	2,067,345
4.000%, 09/01/25	552,797	591,444
4.000%, 10/01/25	976,559	1,044,831
4.000%, 01/01/26	267,536	286,240
4.000%, 07/01/26	800,425	856,633
4.000%, 08/01/26	413,362	442,390
4.500%, 02/01/25	382,788	414,274
4.500%, 04/01/25	53,668	58,082
4.500%, 07/01/25	309,386	334,834
4.500%, 06/01/26	6,163,716	6,655,300
Fannie Mae 30 Yr.
3.000%, TBA	3,200,000	3,378,000
4.000%, TBA	600,000	646,406
5.000%, TBA	1,100,000	1,199,344
5.500%, TBA	11,600,000	12,711,062
Fannie Mae 30 Yr. Pool
3.500%, 04/01/42	380,675	411,027
3.500%, 05/01/42	4,571,255	4,935,731
4.000%, 12/01/40	508,950	549,041
4.000%, 01/01/41	557,946	601,897
4.000%, 02/01/41	546,869	589,947
4.000%, 03/01/41	1,491,698	1,609,540
4.000%, 01/01/42	181,903	196,288
4.000%, 05/01/42	4,100,000	4,434,809
4.000%, 06/01/42	4,051,028	4,400,520
4.500%, 11/01/40	5,035,524	5,467,759
4.500%, 05/01/41	18,274,687	19,843,333
4.500%, 08/01/41	5,368,690	5,829,523
5.000%, 09/01/33	693,427	762,074
5.000%, 07/01/34	2,514,882	2,759,135
5.000%, 08/01/34	566,784	622,895
5.000%, 03/01/35	1,088,069	1,194,691
5.000%, 05/01/35	98,445	107,871
5.000%, 06/01/35	664,667	730,420
5.000%, 07/01/35	1,033,076	1,135,268
5.000%, 12/01/35	422,224	464,022
5.500%, 08/01/28	35,432	39,210
5.500%, 04/01/33	236,118	262,031
5.500%, 09/01/34	1,235,553	1,364,196
5.500%, 08/01/37	1,480,123	1,642,557
6.000%, 03/01/28	15,961	17,961
6.000%, 05/01/28	33,947	38,336
6.000%, 06/01/28	2,753	3,109
6.000%, 02/01/34	846,902	958,531
6.000%, 08/01/34	476,368	539,157
6.000%, 04/01/35	3,870,055	4,380,159
6.000%, 02/01/38	577,682	643,534
6.000%, 03/01/38	168,579	189,482
6.000%, 04/01/38	105,720	117,012
6.000%, 05/01/38	495,439	556,871
6.000%, 10/01/38	746,300	827,365

MSF-35

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 12/01/38	$188,820	$208,987
6.000%, 09/01/39	316,807	350,645
6.000%, 04/01/40	1,425,400	1,577,644
6.000%, 09/01/40	1,621,596	1,794,796
6.000%, 10/01/40	130,283	144,198
6.500%, 05/01/40	4,333,542	4,938,085
Fannie Mae ARM Pool
3.046%, 03/01/41 (c)	411,356	431,688
3.144%, 03/01/41 (c)	559,894	586,692
3.308%, 12/01/40 (c)	778,636	825,714
3.326%, 06/01/41 (c)	856,658	907,710
3.482%, 09/01/41 (c)	619,970	656,456
Fannie Mae REMICS 4.000%, 08/25/19	1,232,577	1,298,693
FHLMC Multifamily Structured Pass-Through Certificates 1.560%, 12/25/18 (c) (d)	3,267,079	265,016
1.891%, 03/25/22 (c) (d)	1,533,953	188,504
1.916%, 05/25/19 (c) (d)	2,548,553	249,111
2.873%, 12/25/21	2,545,000	2,719,844
3.974%, 01/25/21 (c)	1,400,000	1,616,779
Freddie Mac 30 Yr. 3.500%, TBA	11,415,000	12,239,020
4.000%, TBA	5,700,000	6,118,594
4.500%, TBA	18,200,000	19,567,845
Freddie Mac 30 Yr. Gold Pool 5.000%, 03/01/38 (f)	4,987,343	5,419,171
5.500%, 07/01/33	698,788	768,510
Freddie Mac ARM Non-Gold Pool
3.061%, 02/01/41 (c)	734,113	770,678
Freddie Mac Multi-Family Mortgage Trust (144A)
3.740%, 04/25/45 (c)	500,000	467,243
4.162%, 11/25/44 (c)	215,000	205,989
Ginnie Mae 30 Yr.
4.000%, TBA	500,000	551,250
4.500%, TBA	2,100,000	2,305,078
5.000%, TBA	9,400,000	10,363,500
Ginnie Mae I 15 Yr. Pool
6.500%, 07/15/14	3,276	3,446
7.500%, 12/15/14	71,178	73,626
Ginnie Mae I 30 Yr. Pool
4.000%, 09/15/40	691,060	763,667
4.000%, 03/15/41	1,141,520	1,261,455
4.000%, 08/15/41	199,710	220,693
4.000%, 10/15/41	291,082	321,665
4.000%, 03/15/42	99,864	110,232
4.000%, 07/15/42	1,298,186	1,433,210
4.000%, 08/15/42	99,863	110,230
9.000%, 11/15/19	7,987	8,023
Ginnie Mae II 30 Yr. Pool
4.500%, 05/20/40	5,309,159	5,894,696
4.500%, 07/20/40	1,207,909	1,341,127
4.500%, 03/20/41	1,230,950	1,366,245
4.500%, 02/15/42	6,283,159	6,940,506

		206,722,293

Federal Agencies—0.7%
Farmer Mac Guaranteed Notes Trust 2007-1 (144A) 5.125%, 04/19/17	$400,000	$475,784
Federal Home Loan Bank 5.500%, 07/15/36	360,000	498,779
Federal Home Loan Bank of Chicago 5.625%, 06/13/16	1,640,000	1,917,668
Federal National Mortgage Association Zero Coupon, 10/09/19	1,615,000	1,420,680
5.125%, 01/02/14	1,205,000	1,277,693
Tennessee Valley Authority 5.250%, 09/15/39	2,390,000	3,168,237
5.980%, 04/01/36	430,000	604,506

		9,363,347

U.S. Treasury—9.2%
U.S. Treasury Bonds 2.750%, 08/15/42 (h)	35,658,000	35,067,432
3.000%, 05/15/42	120,000	124,425
3.125%, 02/15/42	1,010,700	1,075,132
U.S. Treasury Inflation Protected Bonds (TIPS) 0.750%, 02/15/42	1,211,694	1,316,486
2.125%, 02/15/41	1,302,569	1,913,453
U.S. Treasury Notes 0.125%, 09/30/13 (g)	9,725,000	9,718,543
0.250%, 08/31/14	710,000	710,139
0.250%, 09/30/14	685,000	685,160
0.250%, 09/15/15	12,645,000	12,623,263
0.625%, 08/31/17 (h)	29,557,800	29,576,274
0.625%, 09/30/17	8,275,000	8,273,709
1.000%, 08/31/19	2,950,000	2,942,625
1.625%, 08/15/22 (h)	12,811,300	12,797,284

		116,823,925

Total U.S. Treasury & Government Agencies (Identified Cost $327,839,500)		332,909,565

Corporate Bonds & Notes—12.0%

Aerospace & Defense—0.0%
Sequa Corp. (144A) 11.750%, 12/01/15	370,000	388,500

Auto Components—0.0%
BorgWarner, Inc. 4.625%, 09/15/20	335,000	372,319

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	410,000	415,807
3.750%, 07/15/42	442,000	443,088
Pernod-Ricard S.A. (144A) 4.450%, 01/15/22	560,000	617,374
5.500%, 01/15/42	330,000	376,564
5.750%, 04/07/21	150,000	178,461

		2,031,294

MSF-36

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Capital Markets—0.4%
Credit Suisse AG 5.400%, 01/14/20	$92,000	$100,553
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (e)	325,000	33
Lehman Brothers Holdings, Inc. 6.500%, 07/19/17 (e)	1,770,000	177
6.750%, 12/28/17 (e)	2,505,000	250
State Street Capital Trust IV 1.389%, 06/01/77 (c)	90,000	66,669
The Goldman Sachs Group, Inc. 5.750%, 01/24/22	4,392,000	5,059,039

		5,226,721

Commercial Banks—1.0%
ABN Amro Bank NV 6.375%, 04/27/21 (EUR) (b)	115,000	153,493
Caisse Centrale Desjardins du Quebec (144A) 2.550%, 03/24/16	1,920,000	2,041,536
Canadian Imperial Bank of Commerce (144A) 2.600%, 07/02/15	680,000	718,828
Commerzbank AG 6.375%, 03/22/19 (EUR) (b)	300,000	358,092
Discover Bank 8.700%, 11/18/19	800,000	1,032,949
Fifth Third Capital Trust IV 6.500%, 04/15/67 (c)	695,000	696,738
HSBC Bank Brasil S.A. (144A) 4.000%, 05/11/16 (c)	1,900,000	1,954,625
HSBC Bank plc (144A) 3.100%, 05/24/16	1,035,000	1,090,670
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	1,720,000	2,016,743
6.000%, 10/01/17	510,000	603,521
Kreditanstalt fuer Wiederaufbau 1.375%, 07/15/13	845,000	851,675
Landsbanki Islands Hf (144A) 6.100%, 12/31/49 (e)	320,000	18,800
Sparebank 1 Boligkreditt AS (144A) 2.300%, 06/30/18	1,060,000	1,106,322

		12,643,992

Consumer Finance—0.2%
Capital One Capital VI 8.875%, 05/15/40	960,000	976,092
Ford Motor Credit Co., LLC 6.625%, 08/15/17	390,000	452,367
SLM Corp. 6.250%, 01/25/16	896,000	972,160

		2,400,619

Containers & Packaging—0.1%
Reynolds Group Issuer, Inc. 6.875%, 02/15/21 (c)	625,000	659,375
Reynolds Group Issuer, Inc. (144A) 7.875%, 08/15/19	715,000	772,200

Containers & Packaging—(Continued)
Rock-Tenn Co. (144A) 4.000%, 03/01/23	$420,000	$426,787

		1,858,362

Diversified Financial Services—2.1%
Bank of America Corp. 3.875%, 03/22/17	720,000	774,819
5.650%, 05/01/18	675,000	769,619
5.700%, 01/24/22	2,935,000	3,447,336
6.500%, 08/01/16	405,000	468,387
7.625%, 06/01/19	425,000	530,711
BP Capital Markets plc 3.125%, 10/01/15	450,000	480,509
3.875%, 03/10/15	240,000	257,962
Citigroup, Inc. 4.450%, 01/10/17	280,000	307,546
4.587%, 12/15/15	2,915,000	3,162,854
Eksportfinans ASA 5.500%, 05/25/16 (b)	530,000	540,600
General Electric Capital Corp. 2.125%, 12/21/12	1,020,000	1,024,377
JPMorgan Chase & Co. 3.150%, 07/05/16	1,477,000	1,562,207
3.250%, 09/23/22	1,667,000	1,690,161
4.500%, 01/24/22	695,000	770,929
Level 3 Financing, Inc. 8.125%, 07/01/19	581,000	617,312
Petrobras International Finance Co. 3.875%, 01/27/16	1,835,000	1,941,081
5.750%, 01/20/20	1,855,000	2,114,325
Sprint Capital Corp. 6.875%, 11/15/28	240,000	220,800
Swiss Re Capital I L.P. (144A) 6.854%, 05/29/49 (c)	740,000	752,950
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	290,000	314,364
Teva Pharmaceutical Finance II BV 3.000%, 06/15/15	720,000	765,248
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	700,000	758,810
Tiers Trust (144A) 2.189%, 05/12/14 (c)	2,838,000	2,838,000
Virgin Media Secured Finance plc 6.500%, 01/15/18	690,000	755,550

		26,866,457

Diversified Telecommunication Services—0.3%
CCH II, LLC 13.500%, 11/30/16	1,325,000	1,437,625
Intelsat Jackson Holdings S.A. 7.250%, 04/01/19 (b)	611,000	659,880
Verizon Communications, Inc. 3.500%, 11/01/21 (b)	710,000	783,292
6.100%, 04/15/18	474,000	592,447
6.400%, 02/15/38	580,000	781,701

		4,254,945

MSF-37

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Electric Utilities—0.7%
Alabama Power Co. 3.950%, 06/01/21	$680,000	$768,380
Duke Energy Carolinas, LLC 4.250%, 12/15/41	515,000	542,895
Energy Future Intermediate Co., LLC 10.000%, 12/01/20	2,590,000	2,913,750
Exelon Generation Co., LLC (144A) 4.250%, 06/15/22	273,000	288,854
Florida Power & Light Co. 5.950%, 02/01/38	525,000	716,376
Georgia Power Co. 3.000%, 04/15/16	1,095,000	1,174,316
Jersey Central Power & Light Co. 7.350%, 02/01/19 (b)	330,000	423,408
Southern California Edison Co. 5.950%, 02/01/38	475,000	638,629
The Cleveland Electric Illuminating Co. 5.950%, 12/15/36	328,000	380,791
8.875%, 11/15/18	181,000	244,691
Trans-Allegheny Interstate Line Co. (144A) 4.000%, 01/15/15	345,000	361,438

		8,453,528

Energy Equipment & Services—0.4%
Ensco plc 3.250%, 03/15/16	230,000	245,388
Transocean, Inc. 2.500%, 10/15/17	660,000	663,658
3.800%, 10/15/22	814,000	818,214
5.050%, 12/15/16	1,200,000	1,340,948
6.000%, 03/15/18	1,540,000	1,798,306

		4,866,514

Food Products—0.3%
Kraft Foods Group, Inc. (144A) 3.500%, 06/06/22	1,203,000	1,271,079
5.000%, 06/04/42	527,000	587,909
Kraft Foods, Inc. 6.500%, 08/11/17	960,000	1,180,306
6.500%, 02/09/40	454,000	614,957

		3,654,251

Health Care Equipment & Supplies—0.2%
Boston Scientific Corp. 6.250%, 11/15/15 (c)	1,774,000	2,011,718

Health Care Providers & Services—0.2%
Coventry Health Care, Inc. 5.450%, 06/15/21	453,000	530,334
HCA, Inc. 7.250%, 09/15/20	520,000	582,400
Tenet Healthcare Corp. 6.250%, 11/01/18 (b)	690,000	760,725
8.875%, 07/01/19	225,000	254,250
UnitedHealth Group, Inc. 3.375%, 11/15/21	230,000	245,218

Health Care Providers & Services—(Continued)
WellPoint, Inc. 3.300%, 01/15/23	$95,000	$96,086

		2,469,013

Hotels, Restaurants & Leisure—0.1%
Wyndham Worldwide Corp. 4.250%, 03/01/22	900,000	924,985

Insurance—0.9%
Allianz Finance II BV 5.750%, 07/08/41 (EUR) (c)	800,000	1,039,235
American International Group, Inc. 4.875%, 06/01/22	1,291,000	1,454,901
5.450%, 05/18/17	505,000	575,783
8.175%, 05/15/68 (c)	260,000	318,175
AXA S.A. 5.250%, 04/16/40 (EUR) (c)	550,000	647,069
ING Verzekeringen NV 2.507%, 06/21/21 (EUR) (c)	110,000	135,701
Lincoln National Corp. 7.000%, 06/15/40	450,000	560,705
Manulife Financial Corp. 3.400%, 09/17/15	1,570,000	1,643,922
Muenchener Rueckversicherungs AG 6.000%, 05/26/41 (EUR) (c)	500,000	694,210
Prudential Financial, Inc. 4.750%, 09/17/15	1,870,000	2,059,435
5.375%, 06/21/20	770,000	890,111
5.875%, 09/15/42	881,000	903,025
XL Group plc 6.500%, 12/29/49 (b) (c)	501,000	460,920
ZFS Finance USA Trust V (144A) 6.500%, 05/09/67 (c)	500,000	528,750

		11,911,942

IT Services—0.0%
First Data Corp. (144A) 7.375%, 06/15/19	280,000	288,750
8.250%, 01/15/21	105,000	104,738

		393,488

Life Sciences Tools & Services—0.1%
Life Technologies Corp. 6.000%, 03/01/20	650,000	773,133

Media—1.1%
CBS Corp. 4.625%, 05/15/18	215,000	244,691
5.750%, 04/15/20	340,000	408,794
8.875%, 05/15/19	380,000	509,350
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/17	1,207,000	1,299,138
Comcast Corp. 4.650%, 07/15/42	947,000	1,012,920
5.875%, 02/15/18	205,000	249,398
COX Communications, Inc. (144A) 8.375%, 03/01/39	1,510,000	2,299,041

MSF-38

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Media—(Continued)
DIRECTV Holdings, LLC 5.150%, 03/15/42	$280,000	$284,865
6.375%, 03/01/41	320,000	374,620
NBCUniversal Media, LLC 2.875%, 01/15/23	395,000	394,277
4.375%, 04/01/21	1,090,000	1,235,990
5.150%, 04/30/20	946,000	1,121,089
QVC, Inc. (144A) 7.500%, 10/01/19	590,000	652,839
TCI Communications, Inc. 7.875%, 02/15/26	1,159,000	1,669,088
Time Warner Cable, Inc. 4.500%, 09/15/42	1,492,000	1,487,937
5.500%, 09/01/41 (c)	445,000	503,556
Time Warner, Inc. 4.700%, 01/15/21	270,000	310,112

		14,057,705

Metals & Mining—0.1%
Novelis, Inc. 8.750%, 12/15/20	1,095,000	1,212,712

Multi-Utilities—0.3%
Dominion Resources, Inc. 1.950%, 08/15/16	880,000	909,522
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,125,000	1,409,926
6.500%, 09/15/37	725,000	970,843

		3,290,291

Multiline Retail—0.2%
Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	1,170,000	1,365,960
7.450%, 07/15/17	1,171,000	1,447,898

		2,813,858

Oil, Gas & Consumable Fuels—1.5%
Anadarko Petroleum Corp. 5.950%, 09/15/16	1,773,000	2,054,372
6.375%, 09/15/17	1,341,000	1,616,734
Consol Energy, Inc. 8.250%, 04/01/20	273,000	285,967
El Paso Pipeline Partners Operating Co., LLC 6.500%, 04/01/20	1,070,000	1,269,380
Energy Transfer Partners, L.P. 6.500%, 02/01/42	1,185,000	1,367,407
Enterprise Products Operating, LLC 6.300%, 09/15/17	1,725,000	2,098,150
EOG Resources, Inc. 2.625%, 03/15/23	715,000	722,706
Kinder Morgan Energy Partners, L.P. 5.950%, 02/15/18	775,000	932,998
Laredo Petroleum, Inc. 7.375%, 05/01/22	440,000	475,200
Linn Energy, LLC (144A) 6.250%, 11/01/19	910,000	905,450

Oil, Gas & Consumable Fuels—(Continued)
MEG Energy Corp. (144A) 6.375%, 01/30/23	$235,000	$250,863
6.500%, 03/15/21	1,360,000	1,455,200
Peabody Energy Corp. (144A) 6.250%, 11/15/21 (b)	610,000	606,950
Plains All American Pipeline, L.P. 8.750%, 05/01/19	130,000	174,805
Pride International, Inc. 6.875%, 08/15/20	320,000	405,096
Range Resources Corp. 5.750%, 06/01/21	155,000	166,625
7.250%, 05/01/18	1,705,000	1,803,037
Valero Energy Corp. 6.625%, 06/15/37	305,000	368,124
Western Gas Partners, L.P. 4.000%, 07/01/22	440,000	458,753
5.375%, 06/01/21	878,000	997,935
Williams Cos., Inc. 7.875%, 09/01/21	200,000	262,227

		18,677,979

Paper & Forest Products—0.2%
International Paper Co. 4.750%, 02/15/22	850,000	965,194
6.000%, 11/15/41	915,000	1,114,960

		2,080,154

Real Estate Investment Trusts—0.1%
Ventas Realty, L.P. 4.750%, 06/01/21	415,000	456,098
Vornado Realty L.P. 5.000%, 01/15/22	1,165,000	1,289,093

		1,745,191

Real Estate Management & Development—0.1%
Realogy Corp. (144A) 7.875%, 02/15/19 (b)	847,000	889,350

Road & Rail—0.0%
Burlington Northern Santa Fe, LLC 3.050%, 09/01/22	170,000	175,953
4.375%, 09/01/42	348,000	368,189

		544,142

Thrifts & Mortgage Finance—0.0%
Northern Rock Asset Management plc (144A) 5.625%, 06/22/17	440,000	494,428

Trading Companies & Distributors—0.1%
UR Financing Escrow Corp. (144A) 7.625%, 04/15/22	1,097,800	1,202,091

Wireless Telecommunication Services—0.6%
America Movil SAB de C.V. 2.375%, 09/08/16	1,140,000	1,186,272
3.125%, 07/16/22	490,000	504,936
4.375%, 07/16/42	411,000	426,274

MSF-39

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Wireless Telecommunication Services—(Continued)
Cricket Communications, Inc. 7.750%, 05/15/16	$621,000	$655,155
Crown Castle Towers, LLC (144A) 6.113%, 01/15/40	2,265,000	2,727,930
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (b)	42,000	45,360
SBA Tower Trust (144A) 5.101%, 04/15/42	560,000	624,052
Sprint Nextel Corp. (144A) 9.000%, 11/15/18	1,470,000	1,764,000

		7,933,979

Yankee—0.5%
Hydro-Quebec 8.050%, 07/07/24 (c)	2,850,000	4,221,796
8.400%, 01/15/22	1,010,000	1,456,435
Nexen, Inc. 6.400%, 05/15/37	280,000	355,434
7.500%, 07/30/39	555,000	790,930

		6,824,595

Total Corporate Bonds & Notes (Identified Cost $147,403,610)		153,268,256

Mortgage-Backed Securities—5.0%

Collateralized-Mortgage Obligation—0.8%
Countrywide Alternative Loan Trust 5.500%, 11/25/35	2,256,605	1,921,718
5.500%, 04/25/37	1,043,032	766,635
6.500%, 09/25/37	2,046,818	1,543,560
Countrywide Home Loan Mortgage Pass-Through Trust 0.557%, 02/25/35 (c)	345,710	294,999
3.576%, 04/25/46 (c)	604,123	387,178
Credit Suisse Mortgage Capital Certificates (144A) 4.741%, 08/27/46 (c)	1,206,537	1,056,260
5.092%, 05/27/36 (c)	1,177,095	1,123,965
Deutsche Mortgage Securities, Inc. (144A) 5.243%, 06/26/35 (c)	280,000	275,035
GSR Mortgage Loan Trust 6.000%, 07/25/37	1,184,593	1,100,276
Indymac INDA Mortgage Loan Trust 5.418%, 09/25/36 (c)	668,838	571,443
Indymac Index Mortgage Loan Trust 0.837%, 06/25/34 (c)	57,616	50,828
3.171%, 10/25/35 (c)	202,453	175,893
JPMorgan Mortgage Trust 5.500%, 03/25/22	127,996	127,309
6.500%, 08/25/36	316,338	292,898
MASTR Adjustable Rate Mortgages Trust 2.406%, 09/25/33 (c)	266,784	264,707
MASTR Reperforming Loan Trust (144A) 5.190%, 05/25/36 (c)	330,898	308,596
WaMu Mortgage Pass-Through Certificates 5.174%, 08/25/36 (c)	250,580	228,064

		10,489,364

Commercial Mortgage-Backed Securities—4.2%
Banc of America Commercial Mortgage, Inc. 5.247%, 11/10/42 (c)	$3,630,000	$3,708,078
Banc of America Large Loan, Inc. (144A) 1.971%, 11/15/15 (c)	2,068,873	2,066,500
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.482%, 01/15/49 (c)	80,000	82,455
5.893%, 06/10/49 (c)	590,000	625,217
Bayview Commercial Asset Trust (144A) 0.447%, 07/25/36 (c)	476,410	352,544
0.487%, 04/25/36 (c)	118,802	117,736
Bear Stearns Commercial Mortgage Securities 5.405%, 12/11/40 (c)	600,000	675,826
5.449%, 12/11/40 (c)	170,000	181,006
Citigroup Commercial Mortgage Trust 6.262%, 12/10/49 (c)	440,000	481,498
Commercial Mortgage Pass-Through Certificates 2.446%, 05/15/45 (c)	6,712,250	926,613
5.347%, 12/10/46	665,000	710,935
Commercial Mortgage Pass-Through Certificates (144A) 3.400%, 10/05/30	1,310,000	1,355,850
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (c)	3,410,109	3,447,978
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	4,000,000	4,549,908
5.467%, 09/15/39	370,000	417,437
CW Capital Cobalt, Ltd. 5.223%, 08/15/48	790,000	887,127
DBRR Trust 5.940%, 06/17/49 (c)	510,000	591,156
DBRR Trust (144A) 0.946%, 09/25/45	2,250,000	2,254,043
Extended Stay America Trust (144A) 4.221%, 11/05/27	655,000	658,880
4.860%, 11/05/27 (c)	265,000	267,377
5.498%, 11/05/27 (c)	440,000	443,509
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	2,720,344	2,760,053
Greenwich Capital Commercial Funding Corp. 5.736%, 12/10/49	280,000	326,608
6.065%, 07/10/38 (c)	410,000	364,309
GS Mortgage Securities Corp. II 5.591%, 11/10/39	230,000	252,292
5.622%, 11/10/39	530,000	449,844
5.983%, 08/10/45 (c)	140,557	160,967
GS Mortgage Securities Corp. II (144A) 2.933%, 06/05/31	570,000	599,456
3.551%, 04/10/34	1,480,000	1,598,554
3.633%, 06/05/31	260,000	266,249
JPMorgan Chase Commercial Mortgage Securities Corp. 2.234%, 06/16/45 (c)	3,148,790	367,344
3.483%, 06/16/45 (c)	290,000	315,509
5.115%, 07/15/41	1,190,000	1,265,529
5.447%, 06/12/47	673,921	716,245
5.637%, 12/12/44 (c)	650,000	677,266

MSF-40

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 6.086%, 02/12/51 (c)	$1,055,012	$1,173,369
6.125%, 02/12/51 (c)	779,990	848,229
JPMorgan Chase Commercial Mortgage Securities Corp. (144A) 4.674%, 07/05/32 (c)	500,000	508,076
5.951%, 06/15/43	1,150,000	1,415,011
LB-UBS Commercial Mortgage Trust 5.455%, 02/15/40	420,000	451,437
5.858%, 07/15/40 (c)	1,045,000	1,235,162
5.866%, 09/15/45 (c)	570,000	678,956
Merrill Lynch Mortgage Trust 4.864%, 08/12/39 (c)	750,000	801,316
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, 09/12/49	1,630,000	1,849,820
Morgan Stanley 2007-XLC 1, Ltd. 0.556%, 07/17/17 (c)	619,337	618,618
Morgan Stanley Bank of America Merrill Lynch Trust (144A) 3.277%, 10/15/22	420,000	430,465
Morgan Stanley Capital I (144A) 2.887%, 03/15/45 (c)	5,890,930	859,616
6.340%, 07/15/30	680,000	713,338
Morgan Stanley Reremic Trust (144A) Zero Coupon, 07/17/56	940,000	829,550
2.000%, 07/27/49	908,507	916,456
2.500%, 03/23/51	926,020	933,544
RBSCF Trust (144A) 6.122%, 02/16/51 (c)	2,450,000	2,885,772
S2 Hospitality, LLC (144A) 4.500%, 04/15/25	674,335	678,158
Wells Fargo Reremic Trust (144A) 1.750%, 08/20/21	960,844	957,270

		53,706,061

Total Mortgage-Backed Securities (Identified Cost $60,740,403)		64,195,425

Asset-Backed Securities—3.8%

Asset Backed - Automobile—1.9%
AmeriCredit Automobile Receivables Trust 1.310%, 11/08/17	265,000	265,015
1.930%, 08/08/18	415,000	415,433
2.420%, 05/08/18	440,000	447,610
2.640%, 10/10/17	430,000	440,221
2.680%, 10/09/18	155,000	155,275
3.030%, 07/09/18	290,000	294,194
3.380%, 04/09/18	600,000	615,767
3.440%, 10/08/17 (c)	565,000	589,764
CarMax Auto Owner Trust 1.760%, 08/15/17	270,000	272,919
2.200%, 10/16/17	165,000	167,507
3.090%, 08/15/18	205,000	207,116
Chesapeake Funding, LLC (144A) 1.828%, 11/07/23 (c)	390,000	391,006
2.228%, 11/07/23 (c)	255,000	255,654

Asset Backed - Automobile—(Continued)
Credit Acceptance Auto Loan Trust (144A) 2.060%, 04/16/18	$685,000	$685,133
DT Auto Owner Trust (144A) 2.260%, 10/16/17 (c)	480,000	481,066
3.380%, 10/16/17 (c)	280,000	280,903
4.030%, 02/15/17	355,000	360,258
4.350%, 03/15/19 (c)	270,000	270,800
4.940%, 07/16/18	565,000	573,592
Ford Credit Floorplan Master Owner Trust 1.390%, 09/15/16	305,000	304,971
1.721%, 01/15/16 (c)	620,000	622,425
2.090%, 09/15/16	535,000	535,002
2.321%, 01/15/16 (c)	580,000	583,770
2.860%, 01/15/19 (c)	139,000	142,615
3.500%, 01/15/19 (c)	265,000	269,629
Hyundai Auto Receivables Trust
2.610%, 05/15/18	360,000	365,045
Santander Consumer Acquired Receivables Trust (144A) 1.660%, 08/15/16	68,594	68,800
2.010%, 08/15/16	499,790	502,342
3.190%, 10/15/15	785,000	808,190
Santander Drive Auto Receivables Trust 1.560%, 08/15/18	730,000	731,905
1.940%, 12/15/16 (c)	1,115,000	1,119,977
2.700%, 08/15/18	350,000	355,323
2.720%, 05/16/16 (c)	330,000	336,205
2.940%, 12/15/17 (c)	520,000	531,334
3.010%, 04/16/18 (c)	1,520,000	1,541,330
3.200%, 02/15/18 (c)	1,175,000	1,197,670
3.300%, 09/17/18	300,000	308,352
3.640%, 05/15/18 (c)	1,250,000	1,274,761
3.780%, 11/15/17 (c)	445,000	466,627
3.870%, 02/15/18 (c)	735,000	756,516
3.890%, 07/17/17	1,265,000	1,313,661
4.010%, 02/15/17	1,200,000	1,226,296
4.180%, 06/15/18 (c)	700,000	711,820
Santander Drive Auto Receivables Trust (144A) 1.480%, 05/15/17	347,199	348,165

		23,591,964

Asset Backed - Credit Card—0.1%
World Financial Network Credit Card Master Trust 2.230%, 08/15/22	1,270,000	1,276,849

Asset Backed - Home Equity—0.0%
Home Equity Asset Trust 0.327%, 07/25/37 (c)	111,610	110,146
Morgan Stanley Home Equity Loan Trust 0.537%, 09/25/35 (c)	363,189	327,700
Residential Asset Securities Corp. 6.349%, 03/25/32	112,160	103,134
Structured Asset Securities Corp. 0.467%, 11/25/37 (c)	77,105	73,639

		614,619

MSF-41

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed - Other—1.0%
321 Henderson Receivables I, LLC (144A) 3.820%, 12/15/48	$943,313	$985,609
4.070%, 01/15/48	408,831	428,508
5.560%, 07/15/59	1,557,820	1,750,709
AH Mortgage Advance Trust (144A) 2.230%, 05/10/43 (c)	495,000	496,881
2.980%, 03/13/43 (c)	815,000	820,336
Capital Trust Re CDO, Ltd. (144A) 0.529%, 10/20/43 (c)	841,418	736,384
Chase Funding Mortgage Loan Asset-Backed Certificates 5.833%, 04/25/32 (c)	201,073	206,320
Countrywide Asset-Backed Certificates 0.887%, 07/25/34 (c)	212,542	144,779
5.071%, 04/25/35 (c)	546,757	202,050
Countrywide Asset-Backed Certificates (144A) 0.972%, 03/25/47 (c)	437,905	209,238
Finance America Mortgage Loan Trust 1.267%, 09/25/33 (c)	166,630	146,596
Ford Credit Floorplan Master Owner Trust 2.370%, 09/15/15	530,000	531,509
2.860%, 09/15/15	365,000	366,019
Ford Credit Floorplan Master Owner Trust (144A) 2.070%, 09/15/15	415,000	418,549
2.410%, 09/15/15	220,000	222,598
Fremont Home Loan Trust 1.267%, 12/25/33 (c)	158,371	135,888
GMAC Mortgage Corp. Loan Trust 0.762%, 10/25/34 (c)	291,410	222,560
Greenpoint Mortgage Funding Trust 0.817%, 09/25/34 (c)	80,190	78,487
ING Investment Management (144A) 1.968%, 10/15/22 (c)	1,030,000	1,028,920
ING Investment Management Co. (144A) 1.810%, 10/15/22	1,845,000	1,838,836
Knollwood CDO, Ltd. (144A) 3.660%, 01/10/39 (c)	515,452	5
Long Beach Mortgage Loan Trust 1.867%, 02/25/34 (c)	198,989	139,361
OZLM Funding, Ltd. (144A) 1.867%, 10/30/23	1,070,000	1,070,000
PFS Financing Corp. (144A) 1.421%, 02/15/16 (c)	620,000	622,117

		12,802,259

Asset Backed - Student Loan—0.8%
Nelnet Student Loan Trust 0.544%, 08/23/27 (c)	695,000	659,518
2.077%, 11/25/24 (c)	796,000	835,824
Scholar Funding Trust (144A) 1.347%, 10/28/43 (c)	668,644	654,521
SLM Student Loan Trust 0.589%, 06/15/21 (c)	1,252,119	1,221,277
2.151%, 07/25/23 (c)	635,000	669,402

Asset Backed - Student Loan—(Continued)
SLM Student Loan Trust (144A) 1.321%, 08/15/23 (c)	$910,381	$916,788
1.621%, 08/15/25 (c)	418,471	423,003
2.950%, 02/15/46	1,810,000	1,881,492
3.330%, 10/15/46 (c)	1,550,000	1,637,922
3.830%, 01/17/45	445,000	475,740
4.540%, 10/17/44	490,000	537,897

		9,913,384

Total Asset-Backed Securities (Identified Cost $48,366,600)		48,199,075

Foreign Government—2.0%

Sovereign—2.0%
Brazilian Government International Bond 7.125%, 01/20/37	230,000	346,725
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/23 (EUR)	5,189,985	7,069,552
Italy Buoni Poliennali Del Tesoro 2.100%, 09/15/21 (EUR)	1,086,090	1,228,924
2.550%, 09/15/41 (EUR)	297,528	288,627
4.750%, 06/01/17 (EUR)	4,915,000	6,520,595
5.250%, 08/01/17 (EUR)	1,255,000	1,704,025
Mexico Government International Bond 5.125%, 01/15/20	1,175,000	1,404,125
5.625%, 01/15/17	475,000	555,275
6.750%, 09/27/34	215,000	306,160
Poland Government International Bond 5.125%, 04/21/21	450,000	524,250
6.375%, 07/15/19	170,000	209,950
Russian Foreign Bond-Eurobond 7.500%, 03/31/30	1,918,125	2,421,633
South Africa Government International Bond 4.665%, 01/17/24	340,000	381,650
5.500%, 03/09/20	365,000	433,438
Turkey Government International Bond 5.625%, 03/30/21	490,000	558,600
6.250%, 09/26/22	450,000	538,515
7.000%, 03/11/19	340,000	412,250

Total Foreign Government (Identified Cost $24,056,681)		24,904,294

Municipal Bonds & Notes—0.1%

Municipal Agency—0.1%
New York City Municipal Water Finance Authority 5.375%, 06/15/43	530,000	628,924
5.500%, 06/15/43	630,000	755,874

Total Municipal Bonds & Notes (Identified Cost $1,143,384)		1,384,798

MSF-42

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Term Loans—0.1%

Security Description	Shares/Par Amount	Value

Hotels, Restaurants & Leisure—0.1%
Motel 6 Operating, L.P. 10.000%, 10/15/17 (i)	$900,000	$900,000

Total Term Loans (Identified Cost $900,000)		900,000

Preferred Stock—0.0%

Diversified Financial Services—0.0%
Citigroup Capital XIII	21,099	587,607

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (a)	20,000	17,000
Federal National Mortgage Association (Series S) (a)	20,000	17,400

		34,400

Total Preferred Stock (Identified Cost $623,916)		622,007

Options Purchased—0.0%

Call Options—0.0%
10 Year Right-to-Receive Fixed Swaption 1.55%, Expires 12/14/12 (Counterparty-JPMorgan Chase Bank)	2,900,000	12,765
30 Year Right-to-Receive Fixed Swaption 2.25%, Expires 11/09/12 (Counterparty-Bank of America N.A.)	3,100,000	8,573
30 Year Right-to-Receive Fixed Swaption 2.69%, Expires 03/11/13 (Couterparty-Deutsche Bank Securities, Inc.)	1,400,000	73,019
5 Year Right-to-Receive Fixed Swaption 1.07%, Expires 07/25/13 (Counterparty-Deutsche Bank Securities, Inc.)	13,900,000	133,912
EUR Currency, Strike Price USD 1.291, Expires 12/20/12 (Counterparty-Royal Bank of Scotland plc) (EUR)	1,355,000	26,232
Eurodollar Midcurve 3 Year Futures @ 98.875, Expires 11/16/12	547,500	142,350

		396,851

Put Options—0.0%
30 Year Right-to-Pay Fixed Swaption 2.69%, Expires 03/11/13 (Counterparty-Deutsche Bank Securities, Inc.)	1,400,000	64,108
30 Year Right-to-Pay Fixed Swaption 3.50%, Expires 11/08/12 (Counterparty-Bank of America N.A.) (EUR)	5,100,000	8
5 Year Right-to-Pay Fixed Swaption 1.07%, Expires 07/25/13 (Counterparty-Deutsche Bank Securities, Inc.)	13,900,000	118,991
AUD Currency, Strike Price USD 1.007, Expires 10/12/12 (Counterparty-Citibank N.A.) (AUD)	1,100,000	693

Put Options—(Continued)
EUR Currency, Strike Price USD 1.180, Expires 12/20/12 (Counterparty-Bank of America N.A.) (EUR)	41,200	$5,804

		189,604

Total Options Purchased (Identified Cost $985,152)		586,455

Short Term Investments—5.2%

Mutual Funds—2.7%
State Street Navigator Securities Lending Prime Portfolio (j)	34,420,897	34,420,897

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $31,782,026 on 10/01/12, collateralized by $32,420,000 U.S. Treasury Note 0.250% due 11/30/13 with a value of $32,420,000	$31,782,000	31,782,000

Total Short Term Investments (Identified Cost $66,202,897)		66,202,897

Total Investments—113.9% (Identified Cost $1,335,627,745) (k)		1,452,409,184
Liabilities in excess of other assets		(177,756,441)

Net Assets—100.0%		$1,274,652,743

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $ 47,784,911 and the collateral received consisted of cash in the amount of $34,420,897 and non-cash collateral with a value of $14,545,010. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(e)	Non-Income Producing; Defaulted Bond.
(f)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2012, the market value of securities pledged was $3,136,879.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2012, the market value of securities pledged was $1,618,924.
(h)	All or a portion of this security has been purchased in a Treasury Roll transaction.
(i)	Security was valued in good faith under procedures approved by the Board of Trustees.
(j)	Represents investment of cash collateral received from securities lending transactions.

MSF-43

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(k)	As of September 30, 2012, the aggregate cost of investments was $1,335,627,745. The aggregate unrealized appreciation and depreciation of investments was $132,687,104 and $(15,905,665), respectively, resulting in net unrealized appreciation of $116,781,439.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $77,788,117, which is 6.1% of net assets.
(ARM)—	Adjustable-Rate Mortgage.
(REMIC)—	Real Estate Mortgage Investment Conduits.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(AUD)—	Australian Dollar
(EUR)—	Euro

TBA Sale Commitments

Security Description	Face Amount	Value
Fannie Mae
3.500% (15 Year TBA)	$(3,700,000)	$(3,937,031)
3.500% (30 Year TBA)	(3,600,000)	(3,861,000)
4.000% (15 Year TBA)	(4,900,000)	(5,239,938)
4.500% (30 Year TBA)	(25,500,000)	(27,599,767)
6.000% (30 Year TBA)	(1,600,000)	(1,766,500)
Freddie Mac
5.500% (30 Year TBA)	(600,000)	(653,719)
Ginnie Mae
4.500% (30 Year TBA)	(7,700,000)	(8,495,265)

Total TBA Sale Commitments (Proceeds $51,452,488)		$(51,553,220)

Forward Contracts
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar (bought)	Citibank N.A.	10/12/12	215,000	$223,074	$222,842	$(232)
Australian Dollar (bought)	Goldman Sachs Capital Markets	10/12/12	335,000	336,591	347,219	10,628
Australian Dollar (sold)	Goldman Sachs Capital Markets	10/12/12	550,000	552,975	570,061	(17,086)
Australian Dollar (sold)	UBS AG	10/19/12	1,630,000	1,703,200	1,688,409	14,791
Canadian Dollar (bought) for Australian Dollar*	Deutsche Bank AG	10/19/12	2,482,266	2,522,255	2,523,983	1,728
Canadian Dollar (sold)	BNP Paribas N.A.	10/17/12	22,000	21,491	22,370	(879)
Canadian Dollar (sold)	UBS AG	10/17/12	40,000	39,348	40,674	(1,326)
Canadian Dollar (sold)	UBS AG	10/17/12	94,000	92,424	95,584	(3,160)
Euro (bought)	Citibank N.A.	10/22/12	765,000	990,873	983,255	(7,618)
Euro (bought)	Deutsche Bank AG	10/22/12	597,000	772,944	767,325	(5,619)
Euro (sold)	Royal Bank of Scotland plc	10/17/12	1,910,000	2,455,028	2,454,805	223
Euro (sold)	UBS AG	10/19/12	2,925,000	3,837,041	3,759,396	77,645
Euro (sold)	Citibank N.A.	10/22/12	106,000	133,627	136,242	(2,615)
Euro (sold)	Citibank N.A.	10/22/12	109,000	140,168	140,098	70
Euro (sold)	Citibank N.A.	10/22/12	2,058,000	2,573,471	2,645,150	(71,679)
Euro (sold)	Citibank N.A.	10/22/12	6,350,000	7,785,100	8,161,663	(376,563)
Euro (sold)	Deutsche Bank AG	10/22/12	1,917,000	2,482,429	2,463,923	18,506
Euro (sold)	Royal Bank of Scotland plc	10/22/12	451,000	559,485	579,671	(20,186)
Euro (sold)	Royal Bank of Scotland plc	10/22/12	1,417,000	1,769,088	1,821,272	(52,184)
Mexican Peso (bought)	Bank of America N.A.	10/22/12	16,095,200	1,240,000	1,247,953	7,953
Mexican Peso (bought)	Royal Bank of Scotland plc	10/22/12	7,991,180	620,000	619,602	(398)
Mexican Peso (bought)	Royal Bank of Scotland plc	10/22/12	7,991,738	620,000	619,645	(355)
Mexican Peso (bought) for Australian Dollar*	Deutsche Bank AG	12/19/12	2,208,012	168,310	170,229	1,919
Mexican Peso (bought) for Australian Dollar*	Deutsche Bank AG	12/19/12	2,209,080	168,310	170,311	2,001
Mexican Peso (bought) for Australian Dollar*	JPMorgan Chase Bank	12/19/12	2,208,665	168,310	170,279	1,969
Yuan Renminbi (sold)	Standard Chartered Bank	06/07/13	7,875,000	1,223,586	1,230,459	(6,873)
Yuan Renminbi (sold)	Standard Chartered Bank	06/07/13	7,875,000	1,225,681	1,230,459	(4,778)

MSF-44

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Contracts—(Continued)
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
Yuan Renminbi (sold)	Credit Suisse	08/19/13	7,850,000	$1,218,376	$1,221,761	$(3,385)

Net Unrealized Depreciation						$(437,503)

*	For cross-currency exchange contracts, the local currency amount represents the local currency being purchased. The aggregate face value represents the U.S. dollar value at September 30, 2012 of the currency being sold and the valuation as of September 30, 2012 is the U.S. dollar value of the currency being purchased.

Futures Contracts
Futures Contracts–Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
10 Year Australian T-Bond Futures	Australian Stock Exchange	12/17/12	49	$6,271,109	$6,449,648	$178,539
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/17/12	12	2,982,786	2,990,400	7,614
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	03/18/13	8	1,988,288	1,993,500	5,212
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	06/17/13	19	4,720,354	4,733,850	13,496
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	09/16/13	21	5,217,508	5,231,625	14,117
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/16/13	13	3,228,911	3,237,813	8,902
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	03/17/14	1	248,315	249,012	697
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	06/16/14	1	248,458	248,912	454
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	09/14/15	28	6,936,879	6,946,100	9,221
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/14/15	28	6,926,355	6,937,350	10,995
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	03/14/16	28	6,915,916	6,928,600	12,684
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	06/13/16	28	6,904,239	6,918,450	14,211
Euro OAT Futures	Eurex Deutschland	12/06/12	7	1,199,589	1,204,927	5,338
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	12/31/12	210	46,270,485	46,311,562	41,077
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	12/31/12	220	27,396,614	27,419,219	22,605
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	12/19/12	27	4,052,473	4,033,125	(19,348)

Futures Contracts–Short
3 Year Australian T-Bond Futures	Australian Stock Exchange	12/17/12	(156)	(17,730,344)	(17,883,155)	(152,811)
German Euro Bund Futures	Eurex Deutschland	12/06/12	(60)	(10,863,945)	(10,930,890)	(66,945)
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/12	(256)	(34,090,074)	(34,172,000)	(81,926)
U.S. Treasury Ultra Long Bond Futures	Chicago Board of Trade	12/19/12	(222)	(37,056,047)	(36,678,562)	377,485

Net Unrealized Appreciation						$401,617

Options Written
Call Options Written	Counterparty	Expiration Date	Notional Amount	Premiums Received	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
Eurodollar Midcurve 3 Year Futures @ 99.125	JPMorgan Chase Bank	11/16/12	(329)	$(27,492)	$(67,856)	$(40,364)
EUR Currency, Strike Price USD 1.291	Bank of American N.A.	12/20/12	(4,100,000)	(46,971)	(79,374)	(32,403)

Put Options Written
EUR Currency, Strike Price USD 1.10	Bank of American N.A.	12/20/12	(41,200)	(26,046)	(432)	25,614

Interest Rate Call Swaptions Written
5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 1.000%	Bank of America N.A.	07/10/14	(5,600,000)	(55,720)	(32,745)	22,975
5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 1.000%	Bank of America N.A.	07/11/14	(14,000,000)	(98,000)	(82,065)	15,935
5 Year Right-to-Receive 3-Month LIBOR Floating Interest Rate Swap 1.000%	Bank of America N.A.	07/14/14	(5,600,000)	(39,200)	(32,844)	6,356
5 Year Right-to-Receive 3-Month LIBOR Floating Interest Rate Swap 1.430%	Deutsche Bank AG	07/28/14	(2,500,000)	(48,125)	(39,273)	8,852

MSF-45

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Options Written—(Continued)
Interest Rate Put Swaptions Written	Counterparty	Expiration Date	Notional Amount	Premiums Received	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 2.000%	Bank of America N.A.	07/10/14	(5,600,000)	$(55,720)	$(47,919)	$7,801
5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 2.000%	Bank of America N.A.	07/11/14	(14,000,000)	(177,100)	(120,175)	56,925
5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 2.000%	Bank of America N.A.	07/14/14	(5,600,000)	(67,200)	(48,288)	18,912
5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 1.430%	Deutsche Bank AG	07/28/14	(2,500,000)	(48,125)	(42,769)	5,356

Total Options Written				$(689,699)	$(593,740)	$95,959

Swap Agreements
Credit Default Swaps on Credit Indices—Sell Protection (a)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Received	Unrealized Appreciation
Markit CDX North America High Yield Index, Series 17, Version 2	Deutsche Bank AG	5.000%	12/20/16	4.521%	$1,248,000	$22,129	$(95,853)	$117,982
Markit CDX North America High Yield Index, Series 17, Version 5	Deutsche Bank AG	5.000%	12/20/16	4.521%	3,600,000	63,833	(321,500)	385,333
Markit CMBX North America A-Rated Index, Version 2	Deutsche Bank AG	0.500%	03/15/49	N/A	645,000	(62,538)	(94,743)	32,205
Markit CMBX North America AAA-Rated Index, Version 3	Morgan Stanley Capital	0.080%	12/13/49	N/A	760,000	(45,331)	(88,305)	42,974
Markit CMBX North America AAA-Rated Index, Version 4	Morgan Stanley Capital	0.350%	02/17/51	N/A	760,000	(47,658)	(91,000)	43,342

Totals						$(69,565)	$(691,401)	$621,836

Credit Default Swaps on Corporate Issuers—Sell Protection (a)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Received	Unrealized Appreciation
Prudential Financial, Inc. (4.500%, 07/15/13)	Bank of America N.A.	1.000%	06/20/17	1.789%	1,100,000	$(38,981)	$(52,702)	$13,721
Prudential Financial, Inc. (4.500%, 07/15/13)	Deutsche Bank AG	1.000%	06/20/17	1.789%	1,100,000	(38,981)	(52,212)	13,231
Prudential Financial, Inc. (4.500%, 07/15/13)	JPMorgan Chase Bank	1.000%	06/20/17	1.789%	550,000	(19,491)	(26,773)	7,282
Prudential Financial, Inc. (4.500%, 07/15/13)	JPMorgan Chase Bank	1.000%	06/20/17	1.789%	2,750,000	(97,453)	(115,805)	18,352

Totals						$(194,906)	$(247,492)	$52,586

MSF-46

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	6M EURIBOR	Pay	2.800%	11/10/41	EUR	1,200,000	$159,117	$0	$159,117
Deutsche Bank AG	6M EURIBOR	Receive	2.783%	11/10/41	EUR	1,200,000	(153,248)	0	(153,248)
Deutsche Bank AG	3M LIBOR	Pay	1.196%	08/30/18	USD	1,900,000	10,548	0	10,548
Bank of America N.A.	3M LIBOR	Receive	1.730%	09/27/22	USD	600,000	(1,553)	0	(1,553)
JPMorgan Chase Bank	3M LIBOR	Receive	1.758%	06/25/22	USD	2,300,000	(19,548)	0	(19,548)
Deutsche Bank AG	3M LIBOR	Receive	2.522%	09/04/42	USD	1,300,000	24,054	0	24,054

Totals							$19,370	$0	$19,370

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on an index, corporate issuers or sovereign issuers as of period end serve as some indication of the current status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could receive or be required to make under a credit default swap contract is generally the notional amount of the contract. These potential amounts may be partially offset or reduced by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

MSF-47

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$759,236,412	$—	$—	$759,236,412
Total U.S. Treasury & Government Agencies*	—	332,909,565	—	332,909,565
Total Corporate Bonds & Notes*	—	153,268,256	—	153,268,256
Total Mortgage-Backed Securities*	—	64,195,425	—	64,195,425
Total Asset-Backed Securities*	—	48,199,075	—	48,199,075
Total Foreign Government*	—	24,904,294	—	24,904,294
Total Municipal Bonds & Notes*	—	1,384,798	—	1,384,798
Total Term Loans*	—	—	900,000	900,000
Total Preferred Stock*	622,007	—	—	622,007
Options Purchased
Call Options	142,350	254,501	—	396,851
Put Options	—	189,604	—	189,604
Total Options Purchased	142,350	444,105	—	586,455
Short Term Investments
Mutual Funds	34,420,897	—	—	34,420,897
Repurchase Agreement	—	31,782,000	—	31,782,000
Total Short Term Investments	34,420,897	31,782,000	—	66,202,897
Total Investments	$794,421,666	$657,087,518	$900,000	$1,452,409,184

Total TBA Sale Commitments	$—	$(51,553,220)	$—	$(51,553,220)

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$137,433	$—	$137,433
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(574,936)	—	(574,936)
Total Forward Contracts (Net Unrealized Depreciation)	—	(437,503)	—	(437,503)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	722,647	—	—	722,647
Futures Contracts (Unrealized Depreciation)	(321,030)	—	—	(321,030)
Total Futures Contracts (Net Unrealized Appreciation)	401,617	—	—	401,617
Options Written
Call Options Written	(67,856)	(266,301)	—	(334,157)
Put Options Written	—	(259,583)	—	(259,583)
Total Options Written	(67,856)	(525,884)	—	(593,740)
Swap Agreements
Swap Contracts at Value (Assets)	—	279,681	—	279,681
Swap Contracts at Value (Liabilities)	—	(524,782)	—	(524,782)
Total Swap Agreements at Value	—	(245,101)	—	(245,101)

*	See Schedule of Investments for additional detailed categorizations.

MSF-48

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes	Term Loans	Total
Balance as of December 31, 2011	$0	$0	$0
Transfers Into level 3	0	0	0
Transfers Out of level 3	0	0	0
Accrued discounts/premiums	(36)	0	(36)
Realized Loss	(229,641)	0	(229,641)
Change in unrealized depreciation	229,677	0	229,677
Security Purchases	0	900,000	900,000
Security Sales	0	0	0
Balance as of September 30, 2012	$0	$900,000	$900,000

The change in unrealized depreciation on investments held at September 30, 2012 was $0.

MSF-49

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Raytheon Co.	173,175	$9,898,683
Textron, Inc. (a)	183,825	4,810,700

		14,709,383

Airlines—1.5%
Copa Holdings S.A.	30,600	2,486,862
Delta Air Lines, Inc. (b)	1,487,050	13,621,378
United Continental Holdings, Inc. (b)	429,739	8,379,911

		24,488,151

Auto Components—0.4%
Lear Corp.	100,150	3,784,669
TRW Automotive Holdings Corp. (b)	69,500	3,037,845

		6,822,514

Automobiles—0.1%
Thor Industries, Inc. (a)	49,600	1,801,472

Beverages—0.7%
Constellation Brands, Inc. (b)	347,200	11,231,920

Capital Markets—2.2%
The Goldman Sachs Group, Inc.	322,552	36,667,711

Chemicals—0.9%
CF Industries Holdings, Inc.	70,500	15,667,920

Commercial Banks—3.0%
Regions Financial Corp.	724,100	5,220,761
U.S. Bancorp	1,176,950	40,369,385
Wells Fargo & Co.	145,800	5,034,474

		50,624,620

Commercial Services & Supplies—0.8%
Covanta Holding Corp. (a)	117,225	2,011,581
Pitney Bowes, Inc. (a)	882,800	12,200,296

		14,211,877

Communications Equipment—1.8%
Cisco Systems, Inc.	1,599,100	30,526,819

Computers & Peripherals—1.8%
Hewlett-Packard Co. (a)	896,300	15,290,878
Western Digital Corp. (b)	400,600	15,515,238

		30,806,116

Construction & Engineering—0.9%
AECOM Technology Corp. (b)	142,500	3,015,300
KBR, Inc.	416,942	12,433,210

		15,448,510

Consumer Finance—1.3%
Discover Financial Services	561,750	22,318,328

Containers & Packaging—1.8%
Rock-Tenn Co.	414,476	29,916,878

Diversified Financial Services—7.8%
Citigroup, Inc.	1,711,675	$56,006,006
JPMorgan Chase & Co.	1,659,537	67,178,058
The NASDAQ OMX Group, Inc.	323,375	7,533,020

		130,717,084

Diversified Telecommunication Services—3.0%
AT&T, Inc.	438,800	16,542,760
Verizon Communications, Inc.	745,600	33,976,992

		50,519,752

Electronic Equipment, Instruments & Components—0.3%
Avnet, Inc. (b)	91,700	2,667,553
Tech Data Corp. (a) (b)	61,100	2,767,830

		5,435,383

Food & Staples Retailing—4.0%
CVS Caremark Corp.	579,950	28,081,179
Wal-Mart Stores, Inc.	536,625	39,602,925

		67,684,104

Health Care Equipment & Supplies—1.3%
Zimmer Holdings, Inc. (a)	324,150	21,919,023

Health Care Providers & Services—3.2%
AmerisourceBergen Corp.	287,600	11,132,996
Humana, Inc.	182,425	12,797,114
UnitedHealth Group, Inc.	531,250	29,436,562

		53,366,672

Household Products—0.3%
The Procter & Gamble Co.	84,000	5,826,240

Independent Power Producers & Energy Traders—1.0%
The AES Corp.	1,461,900	16,037,043

Industrial Conglomerates—4.2%
3M Co.	290,900	26,884,978
General Electric Co.	899,600	20,429,916
Tyco International, Ltd.	407,125	22,904,853

		70,219,747

Insurance—9.4%
Allied World Assurance Co. Holdings AG	59,100	4,565,475
American Financial Group, Inc.	376,650	14,275,035
American International Group, Inc. (b)	889,400	29,163,426
Arch Capital Group, Ltd. (a) (b)	277,700	11,574,536
Berkshire Hathaway, Inc. (Class B) (b)	44,100	3,889,620
Everest Re Group, Ltd.	30,600	3,272,976
HCC Insurance Holdings, Inc.	188,450	6,386,570
Lincoln National Corp. (a)	814,900	19,712,431
PartnerRe, Ltd. (a)	50,900	3,780,852
Reinsurance Group of America, Inc.	49,600	2,870,352
RenaissanceRe Holdings, Ltd.	86,675	6,677,442
The Chubb Corp.	290,900	22,189,852
The Travelers Cos., Inc. (a)	325,900	22,245,934
Unum Group	374,050	7,189,241

		157,793,742

MSF-50

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—1.2%
Expedia, Inc.	351,930	$20,355,631

IT Services—0.5%
DST Systems, Inc.	30,500	1,725,080
Total System Services, Inc.	287,600	6,816,120

		8,541,200

Machinery—1.6%
Ingersoll-Rand plc	402,200	18,026,604
Oshkosh Corp. (b)	321,975	8,831,774

		26,858,378

Media—7.1%
Comcast Corp. (Class A)	1,201,100	42,963,347
DISH Network Corp. (b)	407,300	12,467,453
News Corp. (Class A)	1,584,200	38,860,426
Time Warner Cable, Inc.	274,200	26,065,452

		120,356,678

Metals & Mining—0.2%
Alcoa, Inc.	393,100	3,478,935

Multi-Utilities—0.7%
Ameren Corp.	386,900	12,640,023

Multiline Retail—0.6%
Dillard’s, Inc.	132,400	9,575,168

Office Electronics—0.6%
Xerox Corp.	1,407,550	10,331,417

Oil, Gas & Consumable Fuels—15.4%
Chevron Corp.	590,675	68,849,078
Exxon Mobil Corp.	1,253,525	114,634,861
Marathon Oil Corp.	505,900	14,959,463
Marathon Petroleum Corp.	522,075	28,500,074
Suncor Energy, Inc.	1,007,200	33,086,520

		260,029,996

Paper & Forest Products—1.3%
Domtar Corp.	198,900	15,571,881
International Paper Co.	158,700	5,763,984

		21,335,865

Pharmaceuticals—10.3%
Abbott Laboratories	282,100	19,340,776
Eli Lilly & Co.	332,025	15,741,305
Forest Laboratories, Inc. (b)	461,675	16,440,247
Johnson & Johnson (a)	47,275	3,257,720
Merck & Co., Inc.	1,134,975	51,187,372
Pfizer, Inc.	2,702,375	67,154,019

		173,121,439

Semiconductors & Semiconductor Equipment—1.4%
KLA-Tencor Corp.	479,825	22,890,052

Software—1.6%
CA, Inc.	664,500	$17,120,843
Microsoft Corp.	337,200	10,041,816

		27,162,659

Specialty Retail—1.4%
Foot Locker, Inc.	216,332	7,679,786
Limited Brands, Inc. (a)	158,525	7,808,942
The Gap, Inc.	237,325	8,491,488

		23,980,216

Thrifts & Mortgage Finance—0.1%
Washington Federal, Inc.	85,095	1,419,385

Total Common Stock (Identified Cost $1,458,252,741)		1,626,838,051

Short Term Investments—6.5%

Mutual Funds—4.3%
State Street Navigator Securities Lending Prime Portfolio (c)	71,896,791	71,896,791

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $37,299,031 on 10/01/12, collateralized by $37,720,000 U.S. Treasury Note 0.750% due 12/15/13 with a value of $38,045,750	$37,299,000	37,299,000

Total Short Term Investments (Identified Cost $109,195,791)		109,195,791

Total Investments—103.1% (Identified Cost $1,567,448,532) (d)		1,736,033,842
Liabilities in excess of other assets		(52,934,623)

Net Assets—100.0%		$1,683,099,219

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $69,959,076 and the collateral received consisted of cash in the amount of $71,896,791 and non-cash collateral with a value of $5,974. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $1,567,448,532. The aggregate unrealized appreciation and depreciation of investments was $189,397,634 and $(20,812,324), respectively, resulting in net unrealized appreciation of $168,585,310.

MSF-51

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,626,838,051	$—	$—	$1,626,838,051
Short Term Investments
Mutual Funds	71,896,791	—	—	71,896,791
Repurchase Agreement	—	37,299,000	—	37,299,000
Total Short Term Investments	71,896,791	37,299,000	—	109,195,791
Total Investments	$1,698,734,842	$37,299,000	$—	$1,736,033,842

*	See Schedule of Investments for additional detailed categorizations.

MSF-52

Metropolitan Series Fund

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—6.0%
Precision Castparts Corp.	100,900	$16,481,006
The Boeing Co.	903,200	62,880,784
United Technologies Corp.	254,300	19,909,147

		99,270,937

Air Freight & Logistics—0.6%
United Parcel Service, Inc. (Class B)	145,300	10,399,121

Auto Components—0.3%
Allison Transmission Holdings, Inc. (a)	279,500	5,623,540

Automobiles—0.6%
Tesla Motors, Inc. (a) (b)	352,100	10,309,488

Beverages—4.4%
PepsiCo., Inc.	382,500	27,069,525
The Coca-Cola Co.	1,191,794	45,204,746

		72,274,271

Biotechnology—5.3%
Alexion Pharmaceuticals, Inc. (b)	156,300	17,880,720
Ariad Pharmaceuticals, Inc. (a) (b)	321,600	7,790,760
Biogen Idec, Inc. (b)	141,300	21,086,199
Gilead Sciences, Inc. (b)	546,000	36,216,180
Regeneron Pharmaceuticals, Inc. (a) (b)	37,089	5,662,007

		88,635,866

Building Products—0.4%
Masco Corp.	397,224	5,978,221

Capital Markets—1.7%
Jefferies Group, Inc.	687,600	9,413,244
The Goldman Sachs Group, Inc.	165,500	18,814,040

		28,227,284

Chemicals—2.5%
Celanese Corp. (Series A)	282,400	10,705,784
Monsanto Co.	329,000	29,945,580

		40,651,364

Commercial Banks—1.4%
Wells Fargo & Co.	689,200	23,798,076

Communications Equipment—5.1%
F5 Networks, Inc. (b)	156,400	16,375,080
QUALCOMM, Inc.	1,085,800	67,851,642

		84,226,722

Computers & Peripherals—11.7%
Apple, Inc.	232,917	155,416,197
EMC Corp. (b)	1,092,200	29,784,294
Fusion-io, Inc. (a) (b)	285,777	8,650,470

		193,850,961

Diversified Telecommunication Services—1.9%
Level 3 Communications, Inc. (a) (b)	324,900	7,462,953

Diversified Telecommunication Services—(Continued)
Verizon Communications, Inc.	522,700	$23,819,439

		31,282,392

Electrical Equipment—0.7%
Roper Industries, Inc. (a)	109,000	11,978,010

Energy Equipment & Services—2.1%
National Oilwell Varco, Inc.	273,400	21,902,074
Noble Corp.	373,200	13,353,096

		35,255,170

Food & Staples Retailing—3.3%
Costco Wholesale Corp.	424,900	42,543,113
Whole Foods Market, Inc.	128,200	12,486,680

		55,029,793

Health Care Equipment & Supplies—1.1%
Intuitive Surgical, Inc. (b)	37,600	18,635,688

Health Care Technology—0.8%
Cerner Corp. (a) (b)	178,100	13,786,721

Hotels, Restaurants & Leisure—3.9%
Las Vegas Sands Corp. (b)	398,580	18,482,155
McDonald’s Corp.	229,000	21,010,750
Starbucks Corp.	487,400	24,735,550

		64,228,455

Household Durables—1.8%
Stanley Black & Decker, Inc.	380,400	29,005,500

Industrial Conglomerates—2.7%
Danaher Corp.	806,300	44,467,445

Internet & Catalog Retail—5.3%
Amazon.com, Inc. (b)	250,278	63,650,701
priceline.com, Inc. (b)	39,900	24,687,327

		88,338,028

Internet Software & Services—5.7%
eBay, Inc. (b)	535,800	25,938,078
Google, Inc. (Class A) (b)	79,355	59,873,348
Rackspace Hosting, Inc. (a) (b)	129,337	8,547,882

		94,359,308

IT Services—1.4%
Visa, Inc. (Class A)	171,600	23,042,448

Machinery—2.0%
Eaton Corp. (a)	430,900	20,364,334
Terex Corp. (a)	577,388	13,037,421

		33,401,755

Media—2.3%
CBS Corp. (Class B)	357,200	12,977,076
Comcast Corp. (Class A)	690,200	24,688,454

		37,665,530

MSF-53

Metropolitan Series Fund

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—1.7%
Anadarko Petroleum Corp.	229,800	$16,067,616
Noble Energy, Inc.	134,200	12,441,682

		28,509,298

Personal Products—0.4%
Herbalife, Ltd. (a)	142,662	6,762,179

Pharmaceuticals—7.4%
Eli Lilly & Co.	488,900	23,178,749
Express Scripts Holding Co. (b)	667,094	41,806,781
Merck & Co., Inc.	460,400	20,764,040
Pfizer, Inc.	851,700	21,164,745
Valeant Pharmaceuticals International, Inc. (b)	278,400	15,387,168

		122,301,483

Professional Services—0.1%
Manpower, Inc.	67,219	2,473,659

Real Estate Investment Trusts—1.1%
American Tower Corp.	257,300	18,368,647

Semiconductors & Semiconductor Equipment—2.1%
Avago Technologies, Ltd.	112,000	3,904,880
Broadcom Corp.	457,338	15,814,748
ON Semiconductor Corp. (b)	404,500	2,495,765
Xilinx, Inc. (a)	355,200	11,867,232

		34,082,625

Software—8.2%
Microsoft Corp.	1,720,500	51,236,490
Oracle Corp.	691,000	21,759,590
Red Hat, Inc. (b)	337,700	19,228,638
Salesforce.com, Inc. (a) (b)	139,267	21,264,678
VMware, Inc. (b)	224,065	21,676,048

		135,165,444

Specialty Retail—1.7%
The Home Depot, Inc.	457,100	27,595,127

Textiles, Apparel & Luxury Goods—2.0%
Michael Kors Holdings, Ltd. (b)	283,600	15,081,848
Under Armour, Inc. (a) (b)	335,000	18,703,050

		33,784,898

Total Common Stock (Identified Cost $1,421,200,327)		1,652,765,454

Short Term Investments—6.5%
Security Description	Shares/Par Amount	Value

Mutual Funds—6.1%
State Street Navigator Securities Lending Prime Portfolio (c)	101,672,349	$101,672,349

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $5,639,005 on 10/01/12, collateralized by $5,405,000 Federal Home Loan Mortgage Corp. 4.500% due 01/15/14 with a value of $5,756,325	$5,639,000	5,639,000

Total Short Term Investments (Identified Cost $107,311,349)		107,311,349

Total Investments—106.2% (Identified Cost $1,528,511,676) (d)		1,760,076,803
Liabilities in excess of other assets		(102,727,312)

Net Assets—100.0%		$1,657,349,491

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $100,438,467 and the collateral received consisted of cash in the amount of $101,672,349. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $1,528,511,676. The aggregate unrealized appreciation and depreciation of investments was $266,088,574 and $(34,523,447), respectively, resulting in net unrealized appreciation of $231,565,127.

MSF-54

Metropolitan Series Fund

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,652,765,454	$—	$—	$1,652,765,454
Short Term Investments
Mutual Funds	101,672,349	—	—	101,672,349
Repurchase Agreement	—	5,639,000	—	5,639,000
Total Short Term Investments	101,672,349	5,639,000	—	107,311,349
Total Investments	$1,754,437,803	$5,639,000	$—	$1,760,076,803

*	See Schedule of Investments for additional detailed categorizations.

MSF-55

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Commercial Paper (a)—46.1% of Net Assets

Security Description	Par Amount	Value

Asset Backed—20.1%
Alpine Securitization Corp. 0.193%, 10/16/12	$15,000,000	$14,998,812
0.203%, 11/19/12	20,000,000	19,994,556
Chariot Funding, LLC 0.183%, 11/14/12	15,000,000	14,996,700
0.254%, 01/07/13	12,000,000	11,991,833
Gemini Securitization Corp., LLC 0.366%, 12/03/12	15,000,000	14,990,550
Liberty Street Funding, LLC 0.163%, 10/01/12	6,000,000	6,000,000
0.163%, 10/29/12	10,000,000	9,998,756
0.193%, 11/15/12	15,000,000	14,996,438
Manhattan Asset Funding Co., LLC 0.254%, 10/01/12	5,000,000	5,000,000
Nieuw Amsterdam Receivables Corp. 0.285%, 10/09/12	20,000,000	19,998,756
0.305%, 10/09/12	10,000,000	9,999,333
0.203%, 10/16/12	12,000,000	11,999,000
0.315%, 11/02/12	14,000,000	13,996,142
Regency Markets No. 1, LLC 0.203%, 10/05/12	25,000,000	24,999,444
0.213%, 10/22/12	20,000,000	19,997,550
Sydney Capital Corp. 0.305%, 10/03/12	20,000,000	19,999,667
Thunder Bay Funding, LLC 0.173%, 10/09/12	20,000,000	19,999,244
Variable Funding Capital Co., LLC 0.163%, 10/31/12	30,000,000	29,996,000
Victory Receivables Corp. 0.193%, 10/03/12	20,000,000	19,999,789
0.183%, 10/16/12	6,595,000	6,594,505
0.275%, 11/27/12	10,000,000	9,995,725
0.275%, 11/28/12	11,621,000	11,615,945

		332,158,745

Asset Backed—Other—8.3%
Aspen Funding Corp. 0.203%, 10/04/12	25,000,000	24,999,583
Atlantis One Funding Corp. 0.275%, 11/06/12	18,000,000	17,995,140
0.346%, 12/07/12	20,000,000	19,987,345
0.478%, 03/07/13	15,000,000	14,969,254
Cancara Asset Securitisation, LLC 0.183%, 10/19/12	19,000,000	18,998,290
0.203%, 10/29/12	15,000,000	14,997,667
Fairway Finance Co., LLC 0.193%, 11/05/12	16,240,000	16,237,000
Northern Pines Funding, LLC 0.386%, 11/26/12	10,000,000	9,994,089

		138,178,368

Capital Markets—1.8%
State Street Corp. 0.224%, 01/08/13	20,000,000	19,987,900
0.224%, 01/10/13	10,000,000	9,993,828

		29,981,728

Commercial Banks—8.8%
Commonwealth Bank of Australia 0.193%, 11/21/12	$21,000,000	$20,994,348
0.373%, 01/14/13 (b)	10,000,000	10,000,000
NRW Bank 0.183%, 10/04/12	15,000,000	14,999,775
0.254%, 11/19/12	20,000,000	19,993,194
0.244%, 11/26/12	15,000,000	14,994,400
Sumitomo Trust & Banking Co., Ltd. 0.153%, 10/05/12	25,000,000	24,999,583
Svenska Handelsbanken, Inc. 0.305%, 10/26/12	10,000,000	9,997,917
Westpac Banking Corp. 0.508%, 04/02/13	14,500,000	14,463,146
0.488%, 08/09/13	15,000,000	14,937,600

		145,379,963

Diversified Financial Services—7.1%
ING U.S. Funding, LLC 0.366%, 11/05/12	15,000,000	14,994,750
0.386%, 11/16/12	25,000,000	24,987,861
KFW International Finance, Inc. 0.102%, 10/01/12	25,000,000	25,000,000
Mizuho Funding, LLC 0.346%, 11/19/12	15,000,000	14,993,058
0.341%, 11/21/12	20,000,000	19,990,508
Nordea North America, Inc. 0.224%, 11/14/12	6,000,000	5,998,387
0.214%, 11/27/12	12,000,000	11,996,010

		117,960,574

Total Commercial Paper (Identified Cost $763,659,378)		763,659,378

Certificate of Deposit—32.8%

Commercial Banks—32.8%
Bank of Montreal 0.325%, 12/11/12	15,000,000	15,000,000
0.285%, 12/20/12	10,000,000	10,000,000
0.448%, 07/17/13 (b)	13,000,000	13,000,000
Bank of Nova Scotia 0.323%, 02/11/13 (b)	20,000,000	20,000,000
0.275%, 02/15/13 (b)	10,000,000	10,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd. 0.193%, 10/01/12	15,000,000	15,000,000
0.366%, 10/05/12	15,000,000	15,000,000
0.437%, 11/14/12	15,000,000	15,000,000
0.417%, 11/30/12	10,000,000	10,001,454
0.488%, 01/24/13	10,000,000	10,000,000
Canadian Imperial Bank of Commerce 0.360%, 09/25/13	15,000,000	15,000,000
Chase Bank USA N.A. 0.203%, 10/25/12	15,000,000	15,000,000
Credit Suisse 0.325%, 02/04/13	15,000,000	15,000,000
HSBC Bank plc 0.610%, 04/05/13	10,000,000	10,000,000

MSF-56

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Certificate of Deposit—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
JPMorgan Chase Bank N.A. 0.534%, 05/17/13 (b)	$21,190,000	$21,190,000
0.386%, 10/03/12	15,000,000	15,000,000
0.234%, 11/13/12	10,000,000	10,000,000
National Austrailia Bank, Ltd. 0.484%, 04/10/13	10,000,000	10,000,000
0.407%, 04/18/13	10,000,000	10,000,000
National Bank of Canada 0.323%, 01/11/13 (b)	10,000,000	10,000,000
Nordea Bank Finland plc 0.366%, 10/11/12	23,500,000	23,500,000
Norinchukin Bank 0.173%, 10/02/12	60,000,000	60,000,000
Rabobank Nederland NV
0.539%, 10/25/12	29,000,000	29,000,000
0.564%, 01/18/13 (b)	15,000,000	15,000,000
0.504%, 06/18/13 (b)	12,000,000	12,000,000
Royal Bank of Canada 0.461%, 05/16/13 (b)	15,500,000	15,500,000
Skandinaviska Enskilda Banken AB 0.412%, 10/05/12	15,000,000	14,999,992
Sumitomo Mitsui Banking Corp. 0.356%, 11/08/12	10,000,000	10,000,000
0.325%, 11/13/12	12,000,000	12,000,000
0.325%, 02/01/13	10,000,000	10,000,000
0.397%, 02/13/13	20,000,000	20,000,000
Sumitomo Trust & Banking Co., Ltd. 0.376%, 10/10/12	30,000,000	30,000,000
TD Bank Financial Group 0.325%, 03/18/13	12,000,000	12,000,000
Westpac Banking Corp 0.545%, 07/10/13 (b)	15,000,000	15,000,000

Total Certificate of Deposit (Identified Cost $543,191,446)		543,191,446

U.S. Treasury & Government Agencies—19.8%
Security Description	Par Amount	Value

Federal Agencies—5.4%
Federal Home Loan Mortgage Corp. 0.234%, 11/02/12 (b)	$15,000,000	$14,999,204
0.356%, 01/24/13 (b)	10,500,000	10,498,667
0.396%, 09/03/13 (b)	15,000,000	14,997,206
0.230%, 09/13/13 (b)	39,300,000	39,277,352
Federal National Mortgage Association 0.273%, 12/20/12 (b)	10,000,000	9,999,556

		89,771,985

U.S. Treasury—14.4%
U.S. Treasury Bills 0.118%, 10/18/12	15,000,000	14,999,178
0.132%, 11/29/12	30,000,000	29,993,608
0.086%, 12/27/12	23,668,000	23,663,138
0.137%, 03/07/13	21,511,000	21,498,663
0.142%, 03/21/13	14,500,000	14,490,358
0.145%, 05/02/13	15,000,000	14,987,353
U.S. Treasury Notes 0.157%, 10/31/12	30,000,000	30,005,718
0.122%, 11/30/12	15,000,000	15,079,995
0.213%, 02/15/13	13,000,000	13,056,191
0.177%, 03/31/13	10,000,000	10,115,579
0.208%, 04/15/13	20,000,000	20,165,117
0.196%, 05/15/13	20,000,000	20,144,740
0.143%, 06/30/13	10,000,000	10,238,800

		238,438,438

Total U.S. Treasury & Government Agencies (Identified Cost $328,210,423)		328,210,423

Total Investments—98.7% (Identified Cost $1,635,061,247) (c)		1,635,061,247
Other assets less liabilities		20,697,116

Net Assets—100.0%		$1,655,758,363

(a)	Rate shown reflects discount rate at the time of purchase unless otherwise noted.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(c)	As of September 30, 2012, the aggregate cost of investments was $1,635,061,247.

MSF-57

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Commercial Paper*	$—	$763,659,378	$—	$763,659,378
Total Certificate of Deposit*	—	543,191,446	—	543,191,446
Total U.S. Treasury & Government Agencies*	—	328,210,423	—	328,210,423
Total Investments	$—	$1,635,061,247	$—	$1,635,061,247

*	See Schedule of Investments for additional detailed categorizations.

MSF-58

Metropolitan Series Fund

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—95.5% of Net Assets

Security Description	Shares	Value

Automobiles—0.4%
Harley-Davidson, Inc. (a)	326,670	$13,841,008

Beverages—3.6%
Diageo plc (ADR)	457,788	51,606,441
Heineken Holding NV (EUR)	565,898	27,535,225
The Coca-Cola Co.	1,445,920	54,843,746

		133,985,412

Capital Markets—7.4%
Ameriprise Financial, Inc.	194,936	11,050,922
Julius Baer Group, Ltd. (CHF)	1,313,435	45,801,460
The Bank of New York Mellon Corp.	7,913,894	179,012,282
The Charles Schwab Corp. (a)	1,713,813	21,919,668
The Goldman Sachs Group, Inc. (a)	159,860	18,172,885

		275,957,217

Chemicals—6.8%
Air Products & Chemicals, Inc.	626,355	51,799,558
Ecolab, Inc.	541,398	35,088,004
Monsanto Co.	1,156,280	105,244,606
Potash Corp. of Saskatchewan, Inc.	700,088	30,397,821
Praxair, Inc.	272,425	28,299,509

		250,829,498

Commercial Banks—6.3%
Wells Fargo & Co.	6,798,486	234,751,722

Commercial Services & Supplies—1.1%
Iron Mountain, Inc.	1,246,100	42,504,471

Computers & Peripherals—0.4%
Hewlett-Packard Co. (a)	775,940	13,237,536

Construction Materials—0.3%
Martin Marietta Materials, Inc. (a)	141,306	11,710,028

Consumer Finance—5.9%
American Express Co.	3,816,524	217,007,555

Containers & Packaging—0.1%
Sealed Air Corp. (a)	123,341	1,906,852

Diversified Financial Services—1.0%
CME Group, Inc.	150,425	8,619,353
JPMorgan Chase & Co.	705,832	28,572,079

		37,191,432

Electrical Equipment—0.4%
Emerson Electric Co.	289,670	13,982,371

Energy Equipment & Services—1.3%
Schlumberger, Ltd.	365,240	26,417,809
Transocean, Ltd.	450,073	20,203,777

		46,621,586

Food & Staples Retailing—10.4%
Costco Wholesale Corp.	1,305,060	130,669,132

Food & Staples Retailing—(Continued)
CVS Caremark Corp.	4,932,011	$238,807,973
Sysco Corp. (a)	394,030	12,321,318
Walgreen Co.	78,263	2,851,904

		384,650,327

Food Products—0.2%
Nestle S.A. (CHF)	119,047	7,509,620

Household Durables—0.1%
Hunter Douglas NV (EUR) (a)	126,751	4,779,664

Insurance—13.2%
ACE, Ltd.	439,073	33,193,919
Alleghany Corp. (b)	151,075	52,111,810
Berkshire Hathaway, Inc. (Class A) (a) (b)	1,020	135,354,000
Everest Re Group, Ltd.	184,960	19,783,322
Fairfax Financial Holdings, Ltd.	57,545	22,260,132
Fairfax Financial Holdings, Ltd. (144A) (CAD)	17,220	6,651,359
Loews Corp.	2,719,737	112,216,349
Markel Corp. (b)	12,970	5,946,615
The Progressive Corp. (a)	4,847,271	100,532,400

		488,049,906

Internet & Catalog Retail—1.4%
Expedia, Inc.	105,869	6,123,463
Groupon, Inc. (a) (b)	1,330,550	6,333,418
Liberty Interactive Corp. (Series A) (b)	1,012,550	18,732,175
Liberty Ventures (Series A) (b)	50,627	2,513,124
Netflix, Inc. (a) (b)	344,260	18,741,515

		52,443,695

Internet Software & Services—4.7%
Google, Inc. (Class A) (b)	231,142	174,396,639

IT Services—0.6%
Visa, Inc. (Class A)	174,740	23,464,087

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	287,100	11,038,995

Machinery—0.9%
PACCAR, Inc. (a)	813,360	32,554,734

Marine—1.1%
China Shipping Development Co., Ltd. (HKD) (a)	1,980,500	818,239
Kuehne & Nagel International AG (CHF)	347,881	39,363,964

		40,182,203

Media—2.8%
Grupo Televisa S.A.B. (ADR)	242,700	5,705,877
The Walt Disney Co.	1,894,250	99,031,390

		104,737,267

Metals & Mining—1.2%
BHP Billiton plc (GBP)	703,422	21,967,119
Rio Tinto plc (GBP)	453,132	21,182,259

		43,149,378

MSF-59

Metropolitan Series Fund

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—7.9%
Canadian Natural Resources, Ltd. (a)	3,295,570	$101,470,600
China Coal Energy Co. (H Shares) (HKD) (a)	1,313,400	1,192,079
Devon Energy Corp.	768,364	46,486,022
EOG Resources, Inc.	296,440	33,216,102
Occidental Petroleum Corp.	1,276,840	109,884,850
OGX Petroleo e Gas Participacoes S.A. (BRL) (b)	395,550	1,199,967

		293,449,620

Personal Products—0.2%
Natura Cosmeticos S.A. (BRL)	219,600	5,984,906

Pharmaceuticals—3.3%
Express Scripts Holding Co. (b)	1,947,909	122,075,457

Real Estate Management & Development—1.5%
Brookfield Asset Management, Inc. (a)	673,806	23,253,045
Hang Lung Group, Ltd. (HKD) (a)	5,341,200	33,772,153

		57,025,198

Semiconductors & Semiconductor Equipment—1.3%
Intel Corp.	570,670	12,942,796
Texas Instruments, Inc.	1,316,693	36,274,892

		49,217,688

Software—2.6%
Activision Blizzard, Inc.	1,953,615	22,036,777
Microsoft Corp.	1,293,750	38,527,875
Oracle Corp.	1,120,360	35,280,137

		95,844,789

Specialty Retail—4.6%
Bed Bath & Beyond, Inc. (b)	2,056,682	129,570,966
CarMax, Inc. (a) (b)	1,070,327	30,290,254
Tiffany & Co. (a)	197,960	12,249,765

		172,110,985

Textiles, Apparel & Luxury Goods —0.1%
Cie Financiere Richemont S.A. (CHF)	95,389	5,719,313

Tobacco—0.7%
Philip Morris International, Inc.	300,563	27,032,636

Transportation Infrastructure—1.1%
China Merchants Holdings International Co., Ltd. (HKD) (a)	12,748,606	39,199,138

Wireless Telecommunication Services—0.3%
América Movil S.A.B. de C.V. (ADR)	400,200	10,181,088

Total Common Stock (Identified Cost $2,821,926,565)		3,538,324,021

Rights—0.0%
Security Description	Shares/Par Amount	Value

Internet & Catalog Retail—0.0%
Liberty Ventures, expires 10/09/12 (b)	16,876	$228,501

Total Rights (Identified Cost $196,495)		228,501

Convertible Bonds & Notes—0.0%

Paper & Forest Products—0.0%
Sino-Forest Corp. (144A) 5.000%, 08/01/13 (c)	$5,844,000	861,990

Total Convertible Bonds & Notes (Identified Cost $5,844,000)		861,990

Short Term Investments—8.0%

Commercial Paper—4.4%
Bank of Tokyo Mitsubishi UFJ, Ltd. 0.130%, 10/05/12	42,000,000	41,999,393
0.160%, 10/03/12	30,095,000	30,094,733
Societe Generale North America, Inc. 0.180%, 10/01/12	25,298,000	25,298,000
Sumitomo Trust & Banking Co., Ltd. 0.150%, 10/01/12	39,630,000	39,630,000
0.150%, 10/02/12	26,588,000	26,587,889

		163,610,015

Mutual Funds—3.6%
State Street Navigator Securities Lending Prime Portfolio (d)	130,978,735	130,978,735

Total Short Term Investments (Identified Cost $294,588,750)		294,588,750

Total Investments—103.5% (Identified Cost $3,122,555,810) (e)		3,834,003,262
Liabilities in excess of other assets		(128,135,953)

Net Assets—100.0%		$3,705,867,309

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $126,632,643 and the collateral received consisted of cash in the amount of $130,978,735. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Non-Income Producing; Defaulted Bond.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2012, the aggregate cost of investments was $3,122,555,810. The aggregate unrealized appreciation and depreciation of investments was $817,011,641 and $(105,564,189), respectively, resulting in net unrealized appreciation of $711,447,452.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $7,513,349, which is 0.2% of net assets.

MSF-60

Metropolitan Series Fund

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Automobiles	$13,841,008	$—	$—	$13,841,008
Beverages	106,450,187	27,535,225	—	133,985,412
Capital Markets	230,155,757	45,801,460	—	275,957,217
Chemicals	250,829,498	—	—	250,829,498
Commercial Banks	234,751,722	—	—	234,751,722
Commercial Services & Supplies	42,504,471	—	—	42,504,471
Computers & Peripherals	13,237,536	—	—	13,237,536
Construction Materials	11,710,028	—	—	11,710,028
Consumer Finance	217,007,555	—	—	217,007,555
Containers & Packaging	1,906,852	—	—	1,906,852
Diversified Financial Services	37,191,432	—	—	37,191,432
Electrical Equipment	13,982,371	—	—	13,982,371
Energy Equipment & Services	46,621,586	—	—	46,621,586
Food & Staples Retailing	384,650,327	—	—	384,650,327
Food Products	—	7,509,620	—	7,509,620
Household Durables	—	4,779,664	—	4,779,664
Insurance	488,049,906	—	—	488,049,906
Internet & Catalog Retail	52,443,695	—	—	52,443,695
Internet Software & Services	174,396,639	—	—	174,396,639
IT Services	23,464,087	—	—	23,464,087
Life Sciences Tools & Services	11,038,995	—	—	11,038,995
Machinery	32,554,734	—	—	32,554,734
Marine	—	40,182,203	—	40,182,203
Media	104,737,267	—	—	104,737,267
Metals & Mining	—	43,149,378	—	43,149,378
Oil, Gas & Consumable Fuels	292,257,541	1,192,079	—	293,449,620
Personal Products	5,984,906	—	—	5,984,906

MSF-61

Metropolitan Series Fund

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$122,075,457	$—	$—	$122,075,457
Real Estate Management & Development	23,253,045	33,772,153	—	57,025,198
Semiconductors & Semiconductor Equipment	49,217,688	—	—	49,217,688
Software	95,844,789	—	—	95,844,789
Specialty Retail	172,110,985	—	—	172,110,985
Textiles, Apparel & Luxury Goods	—	5,719,313	—	5,719,313
Tobacco	27,032,636	—	—	27,032,636
Transportation Infrastructure	—	39,199,138	—	39,199,138
Wireless Telecommunication Services	10,181,088	—	—	10,181,088
Total Common Stock	3,289,483,788	248,840,233	—	3,538,324,021
Total Convertible Bonds & Notes	—	861,990	—	861,990
Total Rights	228,501	—	—	228,501
Short Term Investments
Commercial Paper	—	163,610,015	—	163,610,015
Mutual Funds	130,978,735	—	—	130,978,735
Total Short Term Investments	130,978,735	163,610,015	—	294,588,750
Total Investments	$3,420,691,024	$413,312,238	$—	$3,834,003,262

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of December 31, 2011	$1,820,829
Transfers Into Level 3	0
Transfers Out of Level 3	0
Accrued discounts/premiums	0
Realized Loss	(41,734,297)
Change in unrealized depreciation	39,913,468
Security Purchases	0
Security Sales	0
Balance as of September 30, 2012	$0

MSF-62

Metropolitan Series Fund

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Alliant Techsystems, Inc.	38,510	$1,929,736
Precision Castparts Corp.	11,360	1,855,543
United Technologies Corp.	75,280	5,893,671

		9,678,950

Auto Components—0.5%
Delphi Automotive plc (a)	68,600	2,126,600

Biotechnology—0.8%
Amgen, Inc.	37,130	3,130,802

Capital Markets—3.6%
BlackRock, Inc.	22,640	4,036,712
Invesco, Ltd.	202,100	5,050,479
The Bank of New York Mellon Corp.	246,250	5,570,175

		14,657,366

Chemicals—3.4%
Ashland, Inc.	59,360	4,250,176
CF Industries Holdings, Inc.	11,520	2,560,205
LyondellBasell Industries NV	71,800	3,709,188
The Mosaic Co.	60,670	3,495,198

		14,014,767

Commercial Banks—6.4%
Huntington Bancshares, Inc.	344,010	2,373,669
PNC Financial Services Group, Inc.	79,510	5,017,081
SunTrust Banks, Inc.	109,150	3,085,670
Synovus Financial Corp.	972,980	2,305,963
Wells Fargo & Co.	391,160	13,506,755

		26,289,138

Communications Equipment—2.8%
Cisco Systems, Inc.	444,080	8,477,487
QUALCOMM, Inc.	51,130	3,195,114

		11,672,601

Computers & Peripherals—2.6%
Apple, Inc.	7,990	5,331,408
Hewlett-Packard Co.	304,320	5,191,699

		10,523,107

Consumer Finance—2.4%
Capital One Financial Corp.	119,030	6,785,901
SLM Corp.	191,660	3,012,895

		9,798,796

Containers & Packaging—0.4%
Rock-Tenn Co.	22,720	1,639,930

Diversified Financial Services—7.7%
Citigroup, Inc.	297,726	9,741,595
Interactive Brokers Group, Inc. (b)	138,260	1,938,405
JPMorgan Chase & Co.	398,348	16,125,127
The NASDAQ OMX Group, Inc.	164,640	3,835,289

		31,640,416

Diversified Telecommunication Services—3.0%
AT&T, Inc.	130,310	$4,912,687
CenturyLink, Inc. (b)	117,183	4,734,193
Frontier Communications Corp. (b)	566,710	2,776,879

		12,423,759

Electric Utilities—2.8%
Edison International	79,450	3,630,070
FirstEnergy Corp.	97,800	4,312,980
NextEra Energy, Inc.	51,460	3,619,182

		11,562,232

Electronic Equipment, Instruments & Components—1.4%
Arrow Electronics, Inc. (a)	67,440	2,273,402
Corning, Inc.	272,420	3,582,323

		5,855,725

Energy Equipment & Services—0.7%
Halliburton Co.	87,410	2,944,843

Food & Staples Retailing—2.1%
CVS Caremark Corp.	180,460	8,737,873

Food Products—3.2%
Ingredion, Inc.	37,540	2,070,706
Mondelez International, Inc.	206,270	8,529,265
Tyson Foods, Inc.	166,670	2,670,053

		13,270,024

Health Care Equipment & Supplies—1.3%
Stryker Corp.	45,290	2,520,841
Varian Medical Systems, Inc. (a) (b)	43,580	2,628,746

		5,149,587

Health Care Providers & Services—3.1%
Aetna, Inc.	101,930	4,036,428
Universal Health Services, Inc. (Class B)	75,160	3,437,067
WellPoint, Inc. (b)	92,190	5,347,942

		12,821,437

Household Products—0.9%
The Procter & Gamble Co.	51,580	3,577,589

Independent Power Producers & Energy Traders—1.5%
NRG Energy, Inc. (a)	121,700	2,603,163
The AES Corp.	315,880	3,465,204

		6,068,367

Industrial Conglomerates—2.2%
Danaher Corp.	82,870	4,570,281
General Electric Co.	189,920	4,313,083

		8,883,364

Insurance—5.8%
Berkshire Hathaway, Inc. (Class B) (a)	146,080	12,884,256
Hartford Financial Services Group, Inc. (b)	138,300	2,688,552
Loews Corp.	72,920	3,008,679

MSF-63

Metropolitan Series Fund

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Prudential Financial, Inc.	97,960	$5,339,800

		23,921,287

IT Services—0.5%
Global Payments, Inc.	47,080	1,969,356

Leisure Equipment & Products—0.5%
Hasbro, Inc. (b)	55,310	2,111,183

Life Sciences Tools & Services—0.4%
Charles River Laboratories International, Inc. (a)	43,470	1,721,412

Machinery—2.8%
Cummins, Inc.	46,300	4,269,323
Dover Corp. (b)	61,560	3,662,204
Ingersoll-Rand plc	75,500	3,383,910

		11,315,437

Media—3.6%
DIRECTV (a)	78,480	4,117,061
Time Warner, Inc.	146,110	6,623,166
Viacom, Inc. (Class B)	76,860	4,118,927

		14,859,154

Multi-Utilities—1.0%
PG&E Corp.	93,500	3,989,645

Multiline Retail—1.3%
Target Corp.	81,690	5,184,864

Oil, Gas & Consumable Fuels—16.3%
Apache Corp.	83,370	7,209,004
Chevron Corp.	139,220	16,227,483
Denbury Resources, Inc. (a)	247,880	4,005,741
Exxon Mobil Corp.	148,810	13,608,674
Marathon Petroleum Corp.	78,825	4,303,057
Occidental Petroleum Corp.	127,510	10,973,511
Phillips 66	93,090	4,316,583
Royal Dutch Shell plc (ADR) (Class A)	56,800	3,942,488
World Fuel Services Corp. (b)	61,220	2,180,044

		66,766,585

Pharmaceuticals—5.2%
Express Scripts Holding Co. (a)	45,170	2,830,804
Pfizer, Inc.	598,730	14,878,440
Roche Holding AG (ADR)	74,700	3,510,153

		21,219,397

Professional Services—0.5%
Manpower, Inc.	59,500	2,189,600

Real Estate Investment Trusts—1.1%
American Tower Corp.	32,790	2,340,878
MFA Financial, Inc. (b)	238,210	2,024,785

		4,365,663

Security Description	Shares/Par Amount	Value

Real Estate Management & Development—0.5%
CBRE Group, Inc. (a)	102,300	$1,883,343

Road & Rail—0.7%
Union Pacific Corp.	26,100	3,098,070

Semiconductors & Semiconductor Equipment—0.9%
Broadcom Corp.	109,450	3,784,781

Specialty Retail—1.6%
Lowe’s Cos., Inc.	223,010	6,743,822

Tobacco—0.8%
Philip Morris International, Inc.	35,140	3,160,492

Wireless Telecommunication Services—1.1%
NII Holdings, Inc. (a) (b)	241,340	1,894,519
SBA Communications Corp. (a) (b)	42,890	2,697,781

		4,592,300

Total Common Stock (Identified Cost $370,790,266)		409,343,664

Short Term Investments—6.8%

Mutual Funds—6.5%
State Street Navigator Securities Lending Prime Portfolio (c)	26,636,947	26,636,947

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $1,229,001 on 10/01/12, collateralized by $1,225,000 Federal Home Loan Mortgage Corp. 3.000% due 07/10/19 with a value of $1,258,688.	$1,229,000	1,229,000

Total Short Term Investments (Identified Cost $27,865,947)		27,865,947

Total Investments—106.6% (Identified Cost $398,656,213) (d)		437,209,611
Liabilities in excess of other assets		(27,066,113)

Net Assets—100.0%		$410,143,498

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $25,906,199 and the collateral received consisted of cash in the amount of $26,636,947. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $398,656,213. The aggregate unrealized appreciation and depreciation of investments was $49,473,214 and $(10,919,816), respectively, resulting in net unrealized appreciation of $38,553,398.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-64

Metropolitan Series Fund

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$409,343,664	$—	$—	$409,343,664
Short Term Investments
Mutual Funds	26,636,947	—	—	26,636,947
Repurchase Agreement	—	1,229,000	—	1,229,000
Total Short Term Investments	26,636,947	1,229,000	—	27,865,947
Total Investments	$435,980,611	$1,229,000	$—	$437,209,611

*	See Schedule of Investments for additional detailed categorizations.

MSF-65

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.0%
Precision Castparts Corp.	337,031	$55,050,644
The Boeing Co.	437,292	30,444,269
United Technologies Corp.	415,443	32,525,032

		118,019,945

Auto Components—0.9%
BorgWarner, Inc. (a) (b)	315,463	21,801,648

Biotechnology—4.5%
Alexion Pharmaceuticals, Inc. (b)	301,448	34,485,651
Biogen Idec, Inc. (b)	171,944	25,659,203
Gilead Sciences, Inc. (b)	182,587	12,110,996
Vertex Pharmaceuticals, Inc. (b)	621,297	34,761,567

		107,017,417

Capital Markets—2.3%
Morgan Stanley	1,336,733	22,376,911
The Goldman Sachs Group, Inc.	280,202	31,853,363

		54,230,274

Chemicals—2.1%
Monsanto Co.	545,661	49,666,064

Communications Equipment—1.0%
QUALCOMM, Inc.	374,126	23,379,134

Computers & Peripherals—9.9%
Apple, Inc.	254,558	169,856,371
EMC Corp. (b)	1,906,833	51,999,336
NetApp, Inc. (b)	328,501	10,801,113

		232,656,820

Consumer Finance—0.9%
American Express Co.	373,185	21,219,299

Electrical Equipment—0.7%
Roper Industries, Inc.	145,375	15,975,259

Energy Equipment & Services—1.5%
National Oilwell Varco, Inc.	440,924	35,322,422

Food & Staples Retailing—4.0%
Costco Wholesale Corp.	501,623	50,225,003
Whole Foods Market, Inc.	449,595	43,790,553

		94,015,556

Food Products—1.6%
Mead Johnson Nutrition Co.	348,738	25,555,520
Mondelez International, Inc.	454,469	12,066,152

		37,621,672

Health Care Providers & Services—1.3%
UnitedHealth Group, Inc.	546,723	30,293,921

Hotels, Restaurants & Leisure—5.1%
Chipotle Mexican Grill, Inc. (b)	93,823	29,792,555
Dunkin’ Brands Group, Inc. (a)	741,063	21,635,334

Hotels, Restaurants & Leisure—(Continued)
Panera Bread Co. (b)	72,932	$12,463,350
Starbucks Corp.	418,071	21,217,103
Yum! Brands, Inc.	517,602	34,337,717

		119,446,059

Internet & Catalog Retail—4.4%
Amazon.com, Inc. (b)	280,420	71,316,414
priceline.com, Inc. (b)	51,761	32,026,084

		103,342,498

Internet Software & Services—8.6%
Baidu, Inc. (ADR) (b)	292,111	34,124,407
Facebook, Inc. (b)	628,233	13,601,244
Google, Inc. (Class A) (b)	100,498	75,825,741
LinkedIn Corp. (b)	296,989	35,757,476
Rackspace Hosting, Inc. (a) (b)	307,050	20,292,934
Tencent Holdings, Ltd. (HKD) (a)	612,940	20,830,570
Youku.com, Inc. (ADR) (b)	91,745	1,687,191

		202,119,563

IT Services—6.8%
International Business Machines Corp.	255,989	53,104,918
MasterCard, Inc.	144,304	65,150,370
Teradata Corp. (b)	158,064	11,919,606
Visa, Inc. (Class A)	216,910	29,126,675

		159,301,569

Life Sciences Tools & Services—1.3%
Agilent Technologies, Inc.	800,618	30,783,762

Media—1.4%
The Walt Disney Co.	623,542	32,598,776

Multiline Retail—0.4%
Family Dollar Stores, Inc.	128,363	8,510,467

Oil, Gas & Consumable Fuels—2.9%
Concho Resources, Inc. (b)	355,466	33,680,404
Occidental Petroleum Corp.	392,021	33,737,327

		67,417,731

Personal Products—1.6%
The Estee Lauder Cos., Inc.	624,149	38,428,854

Pharmaceuticals—8.9%
Allergan, Inc.	378,305	34,645,172
Bristol-Myers Squibb Co.	872,764	29,455,785
Express Scripts Holding Co. (b)	731,538	45,845,486
Novo Nordisk A/S (ADR)	258,797	40,840,755
Perrigo Co. (a)	181,083	21,036,412
Shire plc (ADR)	436,843	38,747,974

		210,571,584

Real Estate Investment Trusts—2.0%
American Tower Corp.	661,359	47,214,419

MSF-66

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—1.6%
Union Pacific Corp.	310,660	$36,875,342

Semiconductors & Semiconductor Equipment—1.6%
ARM Holdings plc (ADR) (a)	595,020	16,648,660
Avago Technologies, Ltd.	615,440	21,457,315

		38,105,975

Software—5.7%
Intuit, Inc.	382,712	22,534,083
Red Hat, Inc. (b)	611,074	34,794,554
Salesforce.com, Inc. (a) (b)	255,402	38,997,331
Splunk, Inc. (a) (b)	63,464	2,330,398
VMware, Inc. (b)	380,123	36,773,099

		135,429,465

Specialty Retail—3.5%
Inditex S.A. (EUR)	352,101	43,711,859
TJX Cos., Inc.	840,028	37,624,854

		81,336,713

Textiles, Apparel & Luxury Goods—6.7%
Burberry Group plc (ADR)	381,374	12,379,400
Coach, Inc.	535,107	29,976,694
Lululemon Athletica, Inc. (a) (b)	451,027	33,348,936
Nike, Inc.	480,464	45,600,838

Ralph Lauren Corp.	240,072	36,306,089

		157,611,957

Wireless Telecommunication Services—1.0%
Crown Castle International Corp. (b)	359,538	23,046,386

Total Common Stock (Identified Cost $1,837,544,651)		2,333,360,551

Short Term Investments—5.9%

Mutual Funds—4.6%
State Street Navigator Securities Lending Prime Portfolio (c)	107,912,279	107,912,279

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 to be repurchased at $31,479,026 on 10/01/12, collateralized by $30,520,000 U.S. Treasury Note 2.375% due 02/28/15 with a value of $32,111,618.	$31,479,000	$31,479,000

Total Short Term Investments (Identified Cost $139,391,279)		139,391,279

Total Investments—105.1% (Identified Cost $1,976,935,930) (d)		2,472,751,830
Liabilities in excess of other assets		(120,005,508)

Net Assets—100.0%		$2,352,746,322

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $105,471,741 and the collateral received consisted of cash in the amount of $107,912,279. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $1,976,935,930. The aggregate unrealized appreciation and depreciation of investments was $527,404,756 and $(31,588,856), respectively, resulting in net unrealized appreciation of $495,815,900.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro
(HKD)—	Hong Kong Dollar

MSF-67

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$118,019,945	$—	$—	$118,019,945
Auto Components	21,801,648	—	—	21,801,648
Biotechnology	107,017,417	—	—	107,017,417
Capital Markets	54,230,274	—	—	54,230,274
Chemicals	49,666,064	—	—	49,666,064
Communications Equipment	23,379,134	—	—	23,379,134
Computers & Peripherals	232,656,820	—	—	232,656,820
Consumer Finance	21,219,299	—	—	21,219,299
Electrical Equipment	15,975,259	—	—	15,975,259
Energy Equipment & Services	35,322,422	—	—	35,322,422
Food & Staples Retailing	94,015,556	—	—	94,015,556
Food Products	37,621,672	—	—	37,621,672
Health Care Providers & Services	30,293,921	—	—	30,293,921
Hotels, Restaurants & Leisure	119,446,059	—	—	119,446,059
Internet & Catalog Retail	103,342,498	—	—	103,342,498
Internet Software & Services	181,288,993	20,830,570	—	202,119,563
IT Services	159,301,569	—	—	159,301,569
Life Sciences Tools & Services	30,783,762	—	—	30,783,762
Media	32,598,776	—	—	32,598,776
Multiline Retail	8,510,467	—	—	8,510,467
Oil, Gas & Consumable Fuels	67,417,731	—	—	67,417,731
Personal Products	38,428,854	—	—	38,428,854
Pharmaceuticals	210,571,584	—	—	210,571,584
Real Estate Investment Trusts	47,214,419	—	—	47,214,419
Road & Rail	36,875,342	—	—	36,875,342
Semiconductors & Semiconductor Equipment	38,105,975	—	—	38,105,975
Software	135,429,465	—	—	135,429,465
Specialty Retail	37,624,854	43,711,859	—	81,336,713
Textiles, Apparel & Luxury Goods	157,611,957	—	—	157,611,957
Wireless Telecommunication Services	23,046,386	—	—	23,046,386
Total Common Stock	2,268,818,122	64,542,429	—	2,333,360,551
Short Term Investments
Mutual Funds	107,912,279	—	—	107,912,279
Repurchase Agreement	—	31,479,000	—	31,479,000
Total Short Term Investments	107,912,279	31,479,000	—	139,391,279
Total Investments	$2,376,730,401	$96,021,429	$—	$2,472,751,830

MSF-68

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Hexcel Corp. (a) (b)	70,744	$1,699,271
Triumph Group, Inc.	29,451	1,841,571

		3,540,842

Airlines—0.2%
Spirit Airlines, Inc. (b)	38,693	660,876

Auto Components—0.7%
Dana Holding Corp. (a)	130,227	1,601,792
Tenneco, Inc. (a) (b)	42,211	1,181,908

		2,783,700

Biotechnology—2.5%
Aegerion Pharmaceuticals, Inc. (a) (b)	52,205	773,678
Alkermes plc (a) (b)	99,054	2,055,371
Cubist Pharmaceuticals, Inc. (a) (b)	37,449	1,785,568
Exact Sciences Corp. (a) (b)	113,380	1,248,314
Genomic Health, Inc. (a) (b)	33,313	1,155,628
Myriad Genetics, Inc. (b)	39,566	1,067,886
Neurocrine Biosciences, Inc. (b)	130,995	1,045,340
Seattle Genetics, Inc. (a) (b)	44,292	1,193,670

		10,325,455

Building Products—0.5%
Armstrong World Industries, Inc. (a) (b)	33,748	1,564,895
NCI Building Systems, Inc. (a) (b)	40,394	405,152

		1,970,047

Capital Markets—2.5%
Ares Capital Corp.	127,615	2,187,321
Fifth Street Finance Corp. (a)	184,048	2,020,847
Financial Engines, Inc. (a) (b)	86,096	2,051,668
Stifel Financial Corp. (a) (b)	114,125	3,834,600

		10,094,436

Chemicals—2.2%
Cabot Corp.	31,150	1,139,156
Flotek Industries, Inc. (a) (b)	151,329	1,917,338
Koppers Holdings, Inc.	27,209	950,410
Minerals Technologies, Inc. (a)	23,670	1,678,913
Olin Corp. (a)	68,201	1,482,008
W.R. Grace & Co. (b)	20,679	1,221,715
Zep, Inc. (a)	52,449	793,029

		9,182,569

Commercial Banks—7.6%
BancorpSouth, Inc.	141,944	2,092,255
Bank of the Ozarks, Inc. (a)	31,599	1,089,217
Boston Private Financial Holdings, Inc. (a)	164,074	1,573,470
Cathay General Bancorp (a)	151,143	2,608,728
City National Corp. (a)	42,911	2,210,346
CVB Financial Corp. (a)	135,149	1,613,679
First Financial Bancorp (a)	131,427	2,222,431
First Financial Bankshares, Inc. (a)	34,376	1,238,567
Iberiabank Corp.	38,629	1,769,208
Pinnacle Financial Partners, Inc. (a) (b)	59,814	1,155,606
Popular, Inc. (a) (b)	62,964	1,097,462

Commercial Banks—(Continued)
Prosperity Bancshares, Inc. (a)	44,806	$1,909,632
Signature Bank (a) (b)	64,530	4,328,672
SVB Financial Group (b)	27,447	1,659,446
Texas Capital Bancshares, Inc. (a) (b)	41,121	2,044,125
Wintrust Financial Corp. (a)	64,603	2,427,135

		31,039,979

Commercial Services & Supplies—2.3%
ACCO Brands Corp. (a) (b)	145,528	944,477
KAR Auction Services, Inc. (a) (b)	125,553	2,478,416
McGrath Rentcorp (a)	35,716	931,830
Rollins, Inc. (a)	106,037	2,480,205
Team, Inc. (a) (b)	31,459	1,001,969
The Brink’s Co.	12,052	309,616
Waste Connections, Inc. (a)	44,866	1,357,197

		9,503,710

Communications Equipment—2.0%
Brocade Communications Systems, Inc. (b)	199,206	1,178,303
Ciena Corp. (a) (b)	109,466	1,488,738
Harmonic, Inc. (a) (b)	159,089	722,264
Ixia (b)	75,389	1,211,501
NETGEAR, Inc. (a) (b)	53,285	2,032,290
Procera Networks, Inc. (a) (b)	59,391	1,395,689

		8,028,785

Computers & Peripherals—0.2%
QLogic Corp. (b)	62,071	708,851

Construction & Engineering—0.9%
MasTec, Inc. (a) (b)	69,943	1,377,877
MYR Group, Inc. (a) (b)	68,335	1,363,283
Primoris Services Corp. (a)	58,759	766,805

		3,507,965

Consumer Finance—0.8%
Cash America International, Inc. (a)	23,113	891,469
DFC Global Corp. (a) (b)	132,741	2,276,508

		3,167,977

Distributors—0.7%
Core-Mark Holding Co., Inc. (a)	26,618	1,280,592
Pool Corp.	40,184	1,670,851

		2,951,443

Diversified Consumer Services—0.4%
Grand Canyon Education, Inc. (a) (b)	70,115	1,649,806

Diversified Financial Services—0.7%
MarketAxess Holdings, Inc.	96,827	3,059,733

Electric Utilities—1.5%
Allete, Inc. (a)	53,122	2,217,312
ITC Holdings Corp. (a)	20,112	1,520,065
UIL Holdings Corp. (a)	64,933	2,328,498

		6,065,875

MSF-69

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electrical Equipment—2.6%
AZZ, Inc.	68,869	$2,615,645
Belden, Inc. (a)	31,424	1,158,917
EnerSys (b)	31,886	1,125,257
General Cable Corp. (a) (b)	51,415	1,510,573
Global Power Equipment Group, Inc. (a)	35,735	660,740
II-VI, Inc. (a) (b)	87,021	1,655,139
Thermon Group Holdings, Inc. (b)	72,711	1,817,048

		10,543,319

Electronic Equipment, Instruments & Components—3.7%
Cognex Corp.	34,157	1,181,149
FARO Technologies, Inc. (a) (b)	22,039	910,652
FEI Co.	18,087	967,655
GSI Group, Inc. (a) (b)	84,911	756,557
IPG Photonics Corp. (a) (b)	30,734	1,761,058
Littelfuse, Inc. (a)	37,600	2,125,904
Measurement Specialties, Inc. (a) (b)	40,883	1,348,321
Methode Electronics, Inc. (a)	81,563	791,977
OSI Systems, Inc. (b)	15,110	1,176,162
Rogers Corp. (a) (b)	36,336	1,539,193
Scansource, Inc. (b)	39,220	1,255,824
Vishay Intertechnology, Inc. (a) (b)	135,003	1,327,080

		15,141,532

Energy Equipment & Services—2.7%
Dril-Quip, Inc. (a) (b)	21,611	1,553,399
Forum Energy Technologies, Inc. (a) (b)	65,726	1,598,456
Helix Energy Solutions Group, Inc. (a) (b)	68,394	1,249,559
Lufkin Industries, Inc. (a)	62,761	3,377,797
Oceaneering International, Inc.	59,813	3,304,668

		11,083,879

Food & Staples Retailing—1.2%
Casey’s General Stores, Inc. (a)	15,463	883,556
Spartan Stores, Inc. (a)	85,904	1,315,190
Susser Holdings Corp. (b)	40,649	1,470,274
The Fresh Market, Inc. (b)	22,333	1,339,534

		5,008,554

Food Products—1.2%
Darling International, Inc. (a) (b)	81,718	1,494,622
Ingredion, Inc.	35,581	1,962,648
J&J Snack Foods Corp. (a)	23,015	1,319,450

		4,776,720

Gas Utilities—0.5%
UGI Corp.	69,165	2,195,989

Health Care Equipment & Supplies—4.7%
Abaxis, Inc. (a) (b)	47,524	1,707,062
ABIOMED, Inc. (a) (b)	56,541	1,186,795
Align Technology, Inc. (a) (b)	57,240	2,116,163
Conceptus, Inc. (a) (b)	83,262	1,691,051
Cyberonics, Inc. (a) (b)	36,262	1,900,854
Endologix, Inc. (a) (b)	86,980	1,202,064
ICU Medical, Inc. (b)	18,210	1,101,341
Insulet Corp. (a) (b)	75,231	1,623,485

Health Care Equipment & Supplies—(Continued)
NuVasive, Inc. (a) (b)	68,428	$1,567,685
NxStage Medical, Inc. (a) (b)	65,938	871,041
SurModics, Inc. (b)	36,840	744,905
Teleflex, Inc. (a)	26,766	1,842,571
Volcano Corp. (a) (b)	57,480	1,642,204

		19,197,221

Health Care Providers & Services—2.7%
Bio-Reference Labs, Inc. (a) (b)	65,236	1,864,445
Hanger Orthopedic Group, Inc. (a) (b)	117,830	3,361,690
Mednax, Inc. (a) (b)	28,221	2,101,053
Team Health Holdings, Inc. (a) (b)	66,393	1,801,242
WellCare Health Plans, Inc. (a) (b)	33,714	1,906,527

		11,034,957

Health Care Technology—0.3%
MedAssets, Inc. (b)	60,473	1,076,419

Hotels, Restaurants & Leisure—4.4%
Churchill Downs, Inc. (a)	30,391	1,906,123
Cracker Barrel Old Country Store, Inc. (a)	29,124	1,954,512
Life Time Fitness, Inc. (a) (b)	43,817	2,004,189
Marriott Vacations Worldwide Corp. (b)	60,781	2,189,332
Panera Bread Co. (a) (b)	7,585	1,296,201
Shuffle Master, Inc. (b)	118,528	1,873,928
Six Flags Entertainment Corp. (a)	27,367	1,609,180
Texas Roadhouse, Inc. (a)	97,433	1,666,104
Vail Resorts, Inc. (a)	32,319	1,863,190
Wyndham Worldwide Corp.	30,644	1,608,197

		17,970,956

Household Durables—1.0%
Jarden Corp. (a) (b)	56,910	3,007,124
La-Z-Boy, Inc. (b)	79,287	1,159,969

		4,167,093

Industrial Conglomerates—0.4%
Raven Industries, Inc. (a)	58,250	1,714,298

Insurance—2.5%
Amtrust Financial Services, Inc. (a)	57,932	1,484,218
Employers Holdings, Inc. (a)	107,047	1,962,172
HCC Insurance Holdings, Inc. (a)	78,881	2,673,277
ProAssurance Corp. (b)	26,176	2,367,357
Reinsurance Group of America, Inc.	32,808	1,898,599

		10,385,623

Internet & Catalog Retail—0.7%
HSN, Inc. (a)	31,219	1,531,292
Liberty Ventures (Series A) (b)	24,043	1,193,494

		2,724,786

Internet Software & Services—2.2%
Cornerstone OnDemand, Inc. (b)	51,203	1,569,884
CoStar Group, Inc. (a) (b)	25,350	2,067,039
DealerTrack Holdings, Inc. (a) (b)	93,656	2,608,320
IAC/InterActiveCorp. (b)	23,759	1,236,893

MSF-70

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Perficient, Inc. (a) (b)	82,704	$998,237
Trulia, Inc. (a) (b)	33,714	722,154

		9,202,527

IT Services—2.7%
Convergys Corp. (a) (b)	114,759	1,798,273
Euronet Worldwide, Inc. (a) (b)	105,864	1,989,185
Heartland Payment Systems, Inc. (a)	52,928	1,676,759
InterXion Holding NV (b)	89,813	2,040,551
Wright Express Corp. (a) (b)	51,930	3,620,560

		11,125,328

Life Sciences Tools & Services—0.5%
PAREXEL International Corp. (a) (b)	59,815	1,839,909

Machinery—4.9%
Actuant Corp. (a)	41,799	1,196,287
Alamo Group, Inc. (a)	27,334	923,342
Albany International Corp. (a)	73,200	1,608,204
Altra Holdings, Inc. (a) (b)	108,032	1,966,182
Chart Industries, Inc. (a) (b)	33,562	2,478,554
John Bean Technologies Corp. (a)	45,206	738,214
Middleby Corp. (a) (b)	22,401	2,590,452
RBC Bearings, Inc. (a) (b)	78,011	3,752,329
Robbins & Myers, Inc.	19,915	1,186,934
Trimas Corp. (b)	47,015	1,133,532
Wabtec Corp.	30,499	2,448,765

		20,022,795

Marine—0.4%
Kirby Corp. (a) (b)	29,200	1,614,176

Media—1.2%
Arbitron, Inc. (a)	43,069	1,632,315
John Wiley & Sons, Inc. (a)	47,043	2,161,626
Live Nation Entertainment, Inc. (a) (b)	107,876	928,812

		4,722,753

Metals & Mining—1.5%
Haynes International, Inc. (a)	24,355	1,270,113
Horsehead Holding Corp. (a) (b)	137,342	1,282,774
Reliance Steel & Aluminum Co. (a)	37,736	1,975,480
SunCoke Energy, Inc. (b)	108,894	1,755,371

		6,283,738

Multi-Utilities—0.2%
NorthWestern Corp.	23,426	848,724

Multiline Retail—0.3%
Fred’s, Inc. (a)	99,322	1,413,352

Oil, Gas & Consumable Fuels—2.5%
Approach Resources, Inc. (a) (b)	50,452	1,520,119
Berry Petroleum Co. (a)	26,687	1,084,293
Cloud Peak Energy, Inc. (a) (b)	57,597	1,042,506
EPL Oil & Gas, Inc. (a) (b)	120,999	2,455,070
Gulfport Energy Corp. (a) (b)	29,367	918,012

Oil, Gas & Consumable Fuels—(Continued)
Oasis Petroleum, Inc. (b)	52,039	$1,533,589
Rosetta Resources, Inc. (a) (b)	35,871	1,718,221

		10,271,810

Pharmaceuticals—1.2%
Impax Laboratories, Inc. (a) (b)	69,577	1,806,219
Medicis Pharmaceutical Corp. (a)	19,126	827,582
Nektar Therapeutics (a) (b)	121,027	1,292,568
Optimer Pharmaceuticals, Inc. (b)	14,797	208,934
Pacira Pharmaceuticals, Inc. (b)	47,357	824,012

		4,959,315

Professional Services—1.6%
Huron Consulting Group, Inc. (a) (b)	43,593	1,517,908
The Advisory Board Co. (a) (b)	42,709	2,042,772
The Corporate Executive Board Co. (a)	55,773	2,991,106

		6,551,786

Real Estate Investment Trusts—6.0%
American Campus Communities, Inc.	56,585	2,482,950
BioMed Realty Trust, Inc. (a)	125,651	2,352,187
CubeSmart	189,165	2,434,553
DuPont Fabros Technology, Inc. (a)	75,620	1,909,405
Hersha Hospitality Trust (a)	393,951	1,930,360
Home Properties, Inc. (a)	29,420	1,802,563
Mid-America Apartment Communities, Inc.	32,646	2,132,110
National Retail Properties, Inc.	48,564	1,481,202
Omega Healthcare Investors, Inc. (a)	103,589	2,354,578
Potlatch Corp. (a)	38,845	1,451,638
Sovran Self Storage, Inc. (a)	43,715	2,528,913
UDR, Inc. (a)	66,904	1,660,557

		24,521,016

Road & Rail—2.2%
Avis Budget Group, Inc. (a) (b)	94,678	1,456,148
Genesee & Wyoming, Inc. (a) (b)	61,742	4,128,070
Old Dominion Freight Line, Inc. (a) (b)	77,677	2,342,738
Werner Enterprises, Inc. (a)	49,843	1,065,145

		8,992,101

Semiconductors & Semiconductor Equipment—3.4%
Cavium, Inc. (a) (b)	50,184	1,672,633
Cymer, Inc. (a) (b)	28,073	1,433,407
EZchip Semiconductor, Ltd. (a) (b)	37,140	1,136,113
Hittite Microwave Corp. (a) (b)	29,655	1,644,963
Lattice Semiconductor Corp. (a) (b)	154,827	592,988
MKS Instruments, Inc.	22,504	573,627
Semtech Corp. (a) (b)	67,601	1,700,165
Silicon Laboratories, Inc. (a) (b)	32,412	1,191,465
Teradyne, Inc. (a) (b)	153,410	2,181,490
Ultratech, Inc. (b)	31,287	981,786
Volterra Semiconductor Corp. (a) (b)	46,191	1,010,197

		14,118,834

Software—4.2%
Allot Communications, Ltd. (b)	69,404	1,840,594
CommVault Systems, Inc. (b)	31,171	1,829,738

MSF-71

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Comverse Technology, Inc. (b)	112,260	$690,399
Ellie Mae, Inc. (a) (b)	39,474	1,074,877
Guidewire Software, Inc. (a) (b)	58,257	1,808,880
Imperva, Inc. (a) (b)	41,004	1,516,738
Monotype Imaging Holdings, Inc. (a) (b)	69,494	1,083,411
QLIK Technologies, Inc. (a) (b)	55,027	1,233,155
Sourcefire, Inc. (a) (b)	36,720	1,800,382
SS&C Technologies Holdings, Inc. (a) (b)	77,516	1,954,178
Ultimate Software Group, Inc. (a) (b)	24,150	2,465,715

		17,298,067

Specialty Retail—5.1%
Asbury Automotive Group, Inc. (a) (b)	73,605	2,057,260
Cabela’s, Inc. (a) (b)	30,123	1,647,126
Chico’s FAS, Inc.	83,804	1,517,690
Genesco, Inc. (b)	31,798	2,121,880
Hibbett Sports, Inc. (a) (b)	27,357	1,626,374
HOT Topic, Inc. (a)	231,883	2,017,382
JOS A. Bank Clothiers, Inc. (a) (b)	25,976	1,259,316
Lumber Liquidators Holdings, Inc. (b)	29,440	1,492,019
Rent-A-Center, Inc. (a)	42,423	1,488,199
rue21, inc. (a) (b)	26,404	822,485
Sally Beauty Holdings, Inc. (b)	128,212	3,216,839
Vitamin Shoppe, Inc. (a) (b)	30,959	1,805,529

		21,072,099

Textiles, Apparel & Luxury Goods—0.7%
Fifth & Pacific Cos., Inc. (a) (b)	59,873	765,177
Oxford Industries, Inc. (a)	39,682	2,240,049

		3,005,226

Thrifts & Mortgage Finance—0.4%
Capitol Federal Financial, Inc.	134,678	1,610,749

Trading Companies & Distributors—0.8%
DXP Enterprises, Inc. (a) (b)	22,748	1,086,672
H&E Equipment Services, Inc. (a) (b)	52,393	635,003
Rush Enterprises, Inc. (a) (b)	82,078	1,580,822

		3,302,497

Transportation Infrastructure—0.2%
Wesco Aircraft Holdings, Inc. (a) (b)	62,378	852,083

Water Utilities—0.3%
Middlesex Water Co. (a)	61,079	1,170,274

Total Common Stock (Identified Cost $311,214,414)		400,062,554

Warrants—0.0%
Security Description	Shares/Par Amount	Value

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (a) (b)	16,409	$0

Total Warrants (Identified Cost $0)		0

Short Term Investments—31.2%

Mutual Funds—28.7%
State Street Navigator Securities Lending Prime Portfolio (c)	117,697,308	117,697,308

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $10,175,008 on 10/01/12, collateralized by $9,885,000 Federal National Mortgage Association 2.750% due 04/16/19 with a value of $10,379,250.	$10,175,000	10,175,000

Total Short Term Investments (Identified Cost $127,872,308)		127,872,308

Total Investments—128.9% (Identified Cost $439,086,722) (d)		527,934,862
Liabilities in excess of other assets		(118,449,037)

Net Assets—100.0%		$409,485,825

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $114,281,335 and the collateral received consisted of cash in the amount of $117,697,308 and non-cash collateral with a value of $345,108. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $439,086,722. The aggregate unrealized appreciation and depreciation of investments was $96,140,520 and $(7,292,380), respectively, resulting in net unrealized appreciation of $88,848,140.

MSF-72

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$400,062,554	$—	$—	$400,062,554
Total Warrants*	—	—	0	0
Short Term Investments
Mutual Funds	117,697,308	—	—	117,697,308
Repurchase Agreement	—	10,175,000	—	10,175,000
Total Short Term Investments	117,697,308	10,175,000	—	127,872,308
Total Investments	$517,759,862	$10,175,000	$—	$527,934,862

*	See Schedule of Investments for additional detailed categorizations.

MSF-73

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Hexcel Corp. (a) (b)	166,280	$3,994,045
Triumph Group, Inc.	70,209	4,390,169

		8,384,214

Airlines—0.4%
Spirit Airlines, Inc. (a) (b)	90,512	1,545,945

Biotechnology—6.3%
Aegerion Pharmaceuticals, Inc. (a) (b)	122,656	1,817,762
Alkermes plc (a) (b)	232,626	4,826,989
Cubist Pharmaceuticals, Inc. (a) (b)	87,600	4,176,768
Exact Sciences Corp. (a) (b)	265,966	2,928,286
Genomic Health, Inc. (a) (b)	78,317	2,716,817
Myriad Genetics, Inc. (b)	92,618	2,499,760
Neurocrine Biosciences, Inc. (a) (b)	310,534	2,478,061
Seattle Genetics, Inc. (a) (b)	103,929	2,800,887

		24,245,330

Building Products—0.2%
NCI Building Systems, Inc. (a) (b)	94,499	947,825

Capital Markets—2.2%
Financial Engines, Inc. (a) (b)	201,306	4,797,122
Stifel Financial Corp. (a) (b)	111,853	3,758,261

		8,555,383

Chemicals—1.2%
Flotek Industries, Inc. (a) (b)	355,575	4,505,135

Commercial Banks—5.0%
Bank of the Ozarks, Inc. (a)	73,917	2,547,919
Boston Private Financial Holdings, Inc. (a)	385,061	3,692,735
Signature Bank (a) (b)	66,514	4,461,759
SVB Financial Group (a) (b)	63,533	3,841,205
Texas Capital Bancshares, Inc. (a) (b)	96,296	4,786,874

		19,330,492

Communications Equipment—2.5%
Ciena Corp. (a) (b)	256,782	3,492,235
Ixia (b)	176,472	2,835,905
Procera Networks, Inc. (a) (b)	139,024	3,267,064

		9,595,204

Construction & Engineering—0.8%
MasTec, Inc. (a) (b)	162,569	3,202,609

Distributors—1.0%
Pool Corp. (a)	94,066	3,911,264

Diversified Consumer Services—1.0%
Grand Canyon Education, Inc. (a) (b)	164,096	3,861,179

Diversified Financial Services—0.8%
MarketAxess Holdings, Inc.	94,728	2,993,405

Electrical Equipment—1.1%
Thermon Group Holdings, Inc. (b)	170,312	4,256,097

Electronic Equipment, Instruments & Components—3.7%
FARO Technologies, Inc. (a) (b)	51,552	$2,130,129
FEI Co. (a)	42,307	2,263,424
IPG Photonics Corp. (a) (b)	72,128	4,132,934
Measurement Specialties, Inc. (a) (b)	97,096	3,202,226
OSI Systems, Inc. (a) (b)	35,370	2,753,201

		14,481,914

Energy Equipment & Services—3.6%
Dril-Quip, Inc. (a) (b)	50,570	3,634,971
Forum Energy Technologies, Inc. (a) (b)	153,854	3,741,729
Lufkin Industries, Inc. (a)	60,424	3,252,020
Oceaneering International, Inc.	56,551	3,124,443

		13,753,163

Food & Staples Retailing—1.7%
Susser Holdings Corp. (a) (b)	95,084	3,439,188
The Fresh Market, Inc. (b)	52,330	3,138,754

		6,577,942

Health Care Equipment & Supplies—10.0%
Abaxis, Inc. (a) (b)	111,656	4,010,684
ABIOMED, Inc. (a) (b)	132,354	2,778,110
Align Technology, Inc. (a) (b)	135,706	5,017,051
Conceptus, Inc. (a) (b)	195,100	3,962,481
Cyberonics, Inc. (a) (b)	85,203	4,466,341
Endologix, Inc. (a) (b)	203,605	2,813,821
ICU Medical, Inc. (a) (b)	42,625	2,577,960
Insulet Corp. (a) (b)	176,281	3,804,144
NuVasive, Inc. (a) (b)	160,179	3,669,701
NxStage Medical, Inc. (b)	151,819	2,005,529
Volcano Corp. (a) (b)	129,360	3,695,815

		38,801,637

Health Care Providers & Services—2.3%
Hanger Orthopedic Group, Inc. (a) (b)	166,009	4,736,237
Team Health Holdings, Inc. (b)	156,003	4,232,361

		8,968,598

Health Care Technology—0.7%
MedAssets, Inc. (a) (b)	141,557	2,519,715

Hotels, Restaurants & Leisure—5.3%
Life Time Fitness, Inc. (a) (b)	102,397	4,683,639
Panera Bread Co. (a) (b)	17,814	3,044,234
Shuffle Master, Inc. (a) (b)	278,411	4,401,678
Texas Roadhouse, Inc. (a)	226,663	3,875,937
Vail Resorts, Inc. (a)	75,652	4,361,338

		20,366,826

Insurance—0.9%
Amtrust Financial Services, Inc. (a)	136,197	3,489,367

Internet Software & Services—4.2%
Cornerstone OnDemand, Inc. (a) (b)	120,166	3,684,290
CoStar Group, Inc. (a) (b)	59,435	4,846,330
DealerTrack Holdings, Inc. (a) (b)	220,059	6,128,643

MSF-74

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Trulia, Inc. (a) (b)	78,976	$1,691,666

		16,350,929

IT Services—2.3%
Heartland Payment Systems, Inc. (a)	123,594	3,915,458
InterXion Holding NV (b)	213,436	4,849,266

		8,764,724

Life Sciences Tools & Services—1.1%
PAREXEL International Corp. (a) (b)	140,018	4,306,954

Machinery—4.2%
Chart Industries, Inc. (a) (b)	76,886	5,678,031
Middleby Corp. (a) (b)	32,131	3,715,629
RBC Bearings, Inc. (a) (b)	86,678	4,169,212
Robbins & Myers, Inc.	46,726	2,784,869

		16,347,741

Oil, Gas & Consumable Fuels—3.4%
Approach Resources, Inc. (a) (b)	118,291	3,564,108
Gulfport Energy Corp. (a) (b)	68,625	2,145,217
Oasis Petroleum, Inc. (b)	122,012	3,595,694
Rosetta Resources, Inc. (a) (b)	84,102	4,028,486

		13,333,505

Pharmaceuticals—1.9%
Medicis Pharmaceutical Corp. (a)	44,873	1,941,655
Nektar Therapeutics (a) (b)	283,759	3,030,546
Optimer Pharmaceuticals, Inc. (a) (b)	34,847	492,040
Pacira Pharmaceuticals, Inc. (a) (b)	110,833	1,928,494

		7,392,735

Professional Services—4.0%
Huron Consulting Group, Inc. (b)	102,240	3,559,997
The Advisory Board Co. (a) (b)	100,496	4,806,724
The Corporate Executive Board Co.	130,827	7,016,252

		15,382,973

Road & Rail—1.3%
Genesee & Wyoming, Inc. (a) (b)	75,781	5,066,718

Semiconductors & Semiconductor Equipment—5.5%
Cavium, Inc. (a) (b)	116,745	3,891,111
Cymer, Inc. (a) (b)	65,678	3,353,519
EZchip Semiconductor, Ltd. (b)	86,978	2,660,657
Hittite Microwave Corp. (a) (b)	69,088	3,832,311
Silicon Laboratories, Inc. (a) (b)	75,830	2,787,511
Ultratech, Inc. (b)	73,311	2,300,499
Volterra Semiconductor Corp. (a) (b)	108,534	2,373,639

		21,199,247

Security Description	Shares/Par Amount	Value

Software—8.2%
Allot Communications, Ltd. (b)	162,856	$4,318,941
CommVault Systems, Inc. (b)	72,872	4,277,586
Ellie Mae, Inc. (a) (b)	92,552	2,520,191
Guidewire Software, Inc. (a) (b)	136,272	4,231,246
Imperva, Inc. (a) (b)	95,861	3,545,898
QLIK Technologies, Inc. (a) (b)	128,647	2,882,979
Sourcefire, Inc. (a) (b)	85,717	4,202,705
Ultimate Software Group, Inc. (a) (b)	56,506	5,769,263

		31,748,809

Specialty Retail—6.7%
Asbury Automotive Group, Inc. (a) (b)	175,472	4,904,442
Cabela’s, Inc. (a) (b)	70,487	3,854,229
Chico’s FAS, Inc.	196,541	3,559,358
Hibbett Sports, Inc. (a) (b)	64,370	3,826,796
Lumber Liquidators Holdings, Inc. (a) (b)	68,941	3,493,930
rue21, inc. (a) (b)	61,660	1,920,709
Vitamin Shoppe, Inc. (a) (b)	73,731	4,299,992

		25,859,456

Textiles, Apparel & Luxury Goods—1.8%
Fifth & Pacific Cos., Inc. (a) (b)	140,517	1,795,807
Oxford Industries, Inc. (a)	93,087	5,254,761

		7,050,568

Total Common Stock (Identified Cost $329,106,670)		377,097,603

Short Term Investments—31.6%

Mutual Funds—28.9%
State Street Navigator Securities Lending Prime Portfolio (c)	111,818,374	111,818,374

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $10,280,009 on 10/01/12, collateralized by $9,990,000 Federal National Mortgage Association 2.750% due 04/16/19 with a value of $10,489,500.	$10,280,000	10,280,000

Total Short Term Investments (Identified Cost $122,098,374)		122,098,374

Total Investments—129.1% (Identified Cost $451,205,044) (d)		499,195,977
Liabilities in excess of other assets		(112,659,155)

Net Assets—100.0%		$386,536,822

MSF-75

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $108,502,937 and the collateral received consisted of cash in the amount of $111,818,374. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $451,205,044. The aggregate unrealized appreciation and depreciation of investments was $56,679,075 and $(8,688,142), respectively, resulting in net unrealized appreciation of $47,990,933.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$377,097,603	$—	$—	$377,097,603
Short Term Investments
Mutual Funds	111,818,374	—	—	111,818,374
Repurchase Agreement	—	10,280,000	—	10,280,000
Total Short Term Investments	111,818,374	10,280,000	—	122,098,374
Total Investments	$488,915,977	$10,280,000	$—	$499,195,977

*	See Schedule of Investments for additional detailed categorizations.

MSF-76

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.9%
L-3 Communications Holdings, Inc.	320,200	$22,961,542
Rockwell Collins, Inc. (a)	567,700	30,451,428
Spirit Aerosystems Holdings, Inc. (b)	930,200	20,659,742

		74,072,712

Capital Markets—1.2%
Northern Trust Corp.	317,600	14,741,404

Commercial Services & Supplies—0.8%
Republic Services, Inc.	361,600	9,947,616

Computers & Peripherals—1.3%
Lexmark International, Inc. (Class A) (a)	716,800	15,948,800

Construction & Engineering—2.3%
Jacobs Engineering Group, Inc. (b)	702,500	28,402,075

Diversified Consumer Services—2.2%
H&R Block, Inc. (a)	1,549,000	26,844,170

Electric Utilities—0.6%
OGE Energy Corp.	132,800	7,365,088

Electrical Equipment—2.0%
Hubbell, Inc. (Class B)	304,051	24,549,078

Electronic Equipment, Instruments & Components—9.0%
Arrow Electronics, Inc. (b)	864,636	29,146,880
Avnet, Inc. (b)	1,097,900	31,937,911
FLIR Systems, Inc.	1,269,600	25,360,260
Ingram Micro, Inc. (b)	1,689,000	25,723,470

		112,168,521

Energy Equipment & Services—5.6%
Ensco plc (a)	513,354	28,008,594
McDermott International, Inc. (b)	1,736,700	21,222,474
Patterson-UTI Energy, Inc. (a)	1,267,300	20,074,032

		69,305,100

Food & Staples Retailing—3.4%
Sysco Corp. (a)	397,300	12,423,571
The Kroger Co.	1,292,900	30,434,866

		42,858,437

Health Care Equipment & Supplies—1.4%
Becton, Dickinson & Co. (a)	220,400	17,314,624

Health Care Providers & Services—2.3%
CIGNA Corp.	614,690	28,994,927

Household Durables—1.1%
Mohawk Industries, Inc. (b)	170,330	13,629,807

Insurance—17.5%
Alleghany Corp. (b)	102,955	35,513,298
Allied World Assurance Co. Holdings AG	202,177	15,618,173
Aon plc	517,888	27,080,363

Insurance—(Continued)
Arch Capital Group, Ltd. (a) (b)	630,000	$26,258,400
Fidelity National Financial, Inc.	741,500	15,860,685
Loews Corp.	577,700	23,835,902
The Allstate Corp.	777,700	30,804,697
The Progressive Corp.	1,590,500	32,986,970
Torchmark Corp.	213,600	10,968,360

		218,926,848

Internet & Catalog Retail—0.6%
Liberty Interactive Corp. (Series A) (b)	423,000	7,825,500

Internet Software & Services—1.5%
Open Text Corp. (a) (b)	334,300	18,433,302

IT Services—6.1%
Broadridge Financial Solutions, Inc.	865,000	20,180,450
SAIC, Inc. (a) (b)	1,727,200	20,795,488
The Western Union Co.	1,918,000	34,945,960

		75,921,898

Leisure Equipment & Products—2.3%
Mattel, Inc.	803,400	28,504,632

Life Sciences Tools & Services—0.8%
Covance, Inc. (b)	221,500	10,341,835

Machinery—1.8%
Flowserve Corp.	176,300	22,520,562

Media—2.0%
Omnicom Group, Inc. (a)	478,200	24,655,992

Multi-Utilities—0.4%
SCANA Corp. (a)	94,200	4,547,034

Oil, Gas & Consumable Fuels—6.2%
Cimarex Energy Co. (a)	508,400	29,766,820
Hess Corp.	348,100	18,699,932
Southwestern Energy Co. (b)	834,800	29,034,344

		77,501,096

Professional Services—5.0%
Manpower, Inc.	430,400	15,838,720
The Dun & Bradstreet Corp. (a)	323,700	25,772,994
Towers Watson & Co.	392,100	20,800,905

		62,412,619

Real Estate Investment Trusts—2.1%
Annaly Capital Management, Inc. (a)	903,800	15,219,992
Hatteras Financial Corp. (a)	411,100	11,588,909

		26,808,901

Road & Rail—0.9%
Ryder System, Inc.	279,300	10,909,458

Semiconductors & Semiconductor Equipment—6.5%
Analog Devices, Inc.	824,500	32,312,155

MSF-77

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Applied Materials, Inc.	2,169,900	$24,226,934
Lam Research Corp. (b)	786,700	25,005,259

		81,544,348

Software—2.2%
Autodesk, Inc. (b)	407,800	13,608,286
BMC Software, Inc. (b)	10,600	439,794
Synopsys, Inc. (b)	412,400	13,617,448

		27,665,528

Water Utilities—0.9%
American Water Works Co., Inc.	312,300	11,573,838

Total Common Stock (Identified Cost $1,044,450,127)		1,196,235,750

Short Term Investments—19.0%

Mutual Funds—14.9%
State Street Navigator Securities Lending Prime Portfolio (c)	186,194,400	186,194,400

Repurchase Agreement—4.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $51,258,043 on 10/01/12, collateralized by $52,155,000 Federal Home Loan Mortgage Corp. 0.550% due 02/13/15 with a value of $52,285,388.	$51,258,000	$51,258,000

Total Short Term Investments (Identified Cost $237,452,400)		237,452,400

Total Investments—114.9% (Identified Cost $1,281,902,527) (d)		1,433,688,150
Liabilities in excess of other assets		(186,270,877)

Net Assets—100.0%		$1,247,417,273

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $180,685,999 and the collateral received consisted of cash in the amount of $186,194,400. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $1,281,902,527. The aggregate unrealized appreciation and depreciation of investments was $190,244,251 and $(38,458,628), respectively, resulting in net unrealized appreciation of $151,785,623.

MSF-78

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,196,235,750	$—	$—	$1,196,235,750
Short Term Investments
Mutual Funds	186,194,400	—	—	186,194,400
Repurchase Agreement	—	51,258,000	—	51,258,000
Total Short Term Investments	186,194,400	51,258,000	—	237,452,400
Total Investments	$1,382,430,150	$51,258,000	$—	$1,433,688,150

*	See Schedule of Investments for additional detailed categorizations.

MSF-79

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—99.4% of Net Assets

Security Description	Shares	Value

Australia—6.7%
ABM Resources NL (a)	308,685	$19,164
Acrux, Ltd. (a)	56,908	187,810
Adelaide Brighton, Ltd.	230,220	714,894
Aditya Birla Minerals, Ltd.	37,610	18,656
AED Oil, Ltd. (a) (b)	93,946	0
Ainsworth Game Technology, Ltd. (a)	24,018	56,062
AJ Lucas Group, Ltd.	23,896	18,189
Alchemia, Ltd. (a)	56,649	30,475
Alcyone Resources, Ltd. (a)	312,263	16,585
Alesco Corp., Ltd.	49,473	100,575
Alkane Resources, Ltd. (a)	120,355	118,670
Alliance Resources, Ltd. (a)	81,385	17,131
Altona Mining, Ltd. (a)	67,875	20,686
Amalgamated Holdings, Ltd.	32,994	228,735
Amcom Telecommunications, Ltd. (c)	78,095	101,887
Ampella Mining, Ltd. (a) (c)	19,949	14,046
Ansell, Ltd.	57,951	962,051
Antares Energy, Ltd. (a)	64,531	32,224
APN News & Media, Ltd. (c)	240,460	84,161
Aquarius Platinum, Ltd. (c)	39,840	26,968
Aquila Resources, Ltd. (a) (c)	25,380	67,176
Arafura Resources, Ltd. (a) (c)	91,975	15,581
ARB Corp., Ltd.	20,473	207,088
Aristocrat Leisure, Ltd. (c)	116,422	323,533
Arrium, Ltd.	635,994	355,428
ASG Group, Ltd.	51,299	34,709
Aspire Mining, Ltd. (a)	118,818	11,226
Atlantic, Ltd. (a)	22,059	7,273
Aurora Oil & Gas, Ltd. (a)	143,321	534,455
Ausdrill, Ltd.	105,567	315,460
Ausenco., Ltd.	47,381	130,873
Austal, Ltd.	34,967	50,204
Austbrokers Holdings, Ltd.	17,054	145,706
Austin Engineering, Ltd. (c)	17,817	74,647
Australian Agricultural Co., Ltd.	112,231	148,952
Australian Infrastructure Fund (c)	269,584	843,791
Australian Pharmaceutical Industries, Ltd.	110,942	49,435
Australian Worldwide Exploration, Ltd. (a) (c)	245,441	331,693
Automotive Holdings Group	102,926	322,136
AV Jennings, Ltd.	7,380	2,373
Azimuth Resources, Ltd. (a)	41,035	20,114
Azumah Resources, Ltd. (a) (c)	41,745	5,573
Bandanna Energy, Ltd. (a) (c)	179,193	58,873
Bank of Queensland, Ltd. (c)	119,413	938,510
Bannerman Resources, Ltd. (a)	54,366	5,242
Bathurst Resources, Ltd. (a) (c)	144,700	60,714
BC Iron, Ltd. (a)	22,573	61,990
Beach Petroleum, Ltd. (c)	605,168	787,603
Beadell Resources, Ltd. (a)	141,572	144,288
Berkeley Resources, Ltd. (a)	25,720	10,781
Billabong International, Ltd. (c)	157,225	215,313
Bionomics, Ltd. (a)	51,919	20,130
Biota Holdings, Ltd. (a) (c)	74,611	53,775
Blackmores, Ltd.	5,540	178,885
Blackthorn Resources, Ltd. (a)	45,272	51,861
BlueScope Steel, Ltd.	288,052	123,019
Boart Longyear Group	197,674	333,830
Boom Logistics, Ltd.	73,674	25,179
Bradken, Ltd. (c)	65,598	373,438

Australia—(Continued)
Breville Group, Ltd.	35,288	$206,674
Brickworks, Ltd.	4,295	45,087
BT Investment Management, Ltd.	11,643	25,238
Buccaneer Energy, Ltd. (a)	246,364	15,840
Buru Energy, Ltd. (a) (c)	56,977	171,019
Cabcharge Australia, Ltd. (c)	43,350	244,034
Cape Lambert Iron Ore, Ltd. (a)	97,229	31,763
Cardno, Ltd.	46,504	349,614
Carnarvon Petroleum, Ltd. (a)	197,937	19,969
carsales.com.au, Ltd. (c)	63,272	506,256
Cash Converters International, Ltd.	102,784	82,417
Cedar Woods Properties, Ltd.	12,427	48,294
Central Petroleum, Ltd. (a)	122,859	17,822
Ceramic Fuel Cells, Ltd. (a) (c)	362,470	20,676
Cerro Resources NL (a)	88,602	9,560
CGA Mining, Ltd. (a)	7,066	19,948
Chalice Gold Mines, Ltd. (a)	25,904	6,827
Chandler Macleod Group, Ltd.	16,111	7,168
Citigold Corp., Ltd. (a)	104,691	7,059
Clinuvel Pharmaceuticals, Ltd. (a)	8,760	14,295
Clough, Ltd.	92,118	66,466
Coal of Africa, Ltd. (a) (c)	133,534	31,829
Coalspur Mines, Ltd. (a) (c)	127,514	91,598
Cobar Consolidated Resources, Ltd. (a)	29,848	18,644
Cockatoo Coal, Ltd. (a)	292,461	34,765
Codan, Ltd.	48,344	72,165
Coffey International, Ltd.	63,637	27,709
Collection House, Ltd.	18,260	19,122
Consolidated Media Holdings, Ltd.	220,029	771,944
Cooper Energy, Ltd. (a)	123,859	64,974
Credit Corp. Group, Ltd.	13,415	88,485
Crusader Resources, Ltd. (a)	7,806	4,131
CSG, Ltd.	35,179	16,562
CSR, Ltd. (c)	233,563	374,650
Cudeco, Ltd. (a)	51,210	243,367
Cue Energy Resources, Ltd. (a)	171,183	23,955
Data #3, Ltd.	53,122	60,528
David Jones, Ltd. (c)	197,395	513,837
Decmil Group, Ltd. (a)	65,214	182,567
Deep Yellow, Ltd. (a)	271,919	11,843
Devine, Ltd.	46,180	27,314
Discovery Metals, Ltd. (a) (c)	117,087	154,188
Domino’s Pizza Enterprises, Ltd.	11,943	129,034
Downer EDI, Ltd.	205,994	758,392
Dragon Mining, Ltd. (a)	5,660	4,375
Drillsearch Energy, Ltd. (a)	168,051	269,989
DUET Group	478,158	1,009,959
DuluxGroup, Ltd. (c)	135,952	465,204
DWS Advanced Business Solutions, Ltd.	24,661	40,570
Dyesol, Ltd. (a)	37,128	4,026
Elders, Ltd. (c)	150,466	38,829
Elemental Minerals, Ltd. (a)	26,469	16,052
Emeco Holdings, Ltd.	314,914	237,308
Empire Oil & Gas NL (a)	532,312	6,581
Energy Resources of Australia, Ltd. (c)	40,323	55,038
Energy World Corp., Ltd. (c)	361,817	150,007
Enero Group, Ltd.	17,723	10,097
Entek Energy, Ltd. (a)	95,920	9,090
Envestra, Ltd. (c)	474,510	444,521

MSF-80

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Equatorial Resources, Ltd. (a)	18,658	$35,089
eServGlobal, Ltd. (a)	43,068	7,818
Euroz, Ltd.	8,343	8,112
Evolution Mining, Ltd. (a)	100,649	199,581
Exco Resources, Ltd. (a)	62,226	16,816
Fairfax Media, Ltd. (c)	246,968	105,554
Fantastic Holdings, Ltd.	250	726
FAR, Ltd. (a)	882,955	31,609
Finbar Group, Ltd.	3,897	4,061
FKP Property Group (c)	689,639	177,906
Fleetwood Corp., Ltd.	27,747	291,370
Fletcher Building, Ltd. (c)	4,509	25,926
FlexiGroup, Ltd.	48,988	163,590
Flight Centre, Ltd. (c)	17,628	429,499
Flinders Mines, Ltd. (a)	606,380	53,822
Focus Minerals, Ltd. (a)	1,919,942	73,449
Forge Group, Ltd.	17,324	70,292
G8 Education, Ltd.	2,232	3,010
Galaxy Resources, Ltd. (a)	75,661	46,004
Geodynamics, Ltd. (a)	82,317	10,173
Ginalbie Metals, Ltd. (a) (c)	307,389	86,008
Global Construction Services, Ltd.	805	567
Golden Rim Resources, Ltd. (a)	101,349	11,520
Goodman Fielder, Ltd.	873,523	447,393
GrainCorp., Ltd.	92,744	861,511
Grange Resources, Ltd. (a) (c)	120,000	32,698
Greenland Minerals & Energy, Ltd. (a) (c)	62,332	24,212
Gryphon Minerals, Ltd. (a) (c)	91,713	86,535
GUD Holdings, Ltd. (c)	38,510	328,271
Gujarat NRE Coking Coal, Ltd. (a)	19,871	3,503
Gunns, Ltd. (b) (c)	309,759	51,410
GWA International, Ltd. (c)	136,258	257,009
Hastie Group, Ltd. (b)	5,739	0
HFA Holdings, Ltd.	45,623	33,627
Highlands Pacific, Ltd. (a)	173,904	29,564
Hillgrove Resources, Ltd.	180,002	16,791
Hills Industries, Ltd.	45,861	54,431
Horizon Oil, Ltd. (c)	465,596	144,071
Icon Energy, Ltd. (a)	157,110	35,657
IDM International, Ltd. (a)	49,237	2,375
iiNET, Ltd.	65,072	247,879
Imdex, Ltd. (c)	84,163	141,852
IMF Australia, Ltd.	25,755	39,252
Independence Group NL (c)	102,867	448,801
Indophil Resources NL (a)	149,398	47,981
Industrea, Ltd.	121,588	157,013
Infigen Energy	209,905	57,404
Infomedia, Ltd.	67,545	17,511
Integra Mining, Ltd. (a) (c)	385,522	223,506
Integrated Research, Ltd.	28,972	33,029
Intrepid Mines, Ltd. (a) (c)	177,715	86,314
Invocare, Ltd. (c)	50,327	447,801
IOOF Holdings, Ltd.	105,838	627,003
Iress Market Technology, Ltd. (c)	48,417	370,571
Iron Ore Holdings, Ltd. (a)	17,526	15,510
Ivanhoe Australia, Ltd. (a) (c)	27,511	19,165
JB Hi-Fi, Ltd. (c)	47,695	447,285
Jupiter Mines, Ltd. (a)	63,164	9,184
Kagara, Ltd. (b)	131,297	16,343

Australia—(Continued)
Kangaroo Resources, Ltd. (a)	305,630	$16,168
Karoon Gas Australia, Ltd. (a)	66,375	368,180
Kasbah Resources, Ltd. (a)	63,291	12,466
Kingsgate Consolidated, Ltd. (c)	54,211	335,828
Kingsrose Mining, Ltd. (a)	77,954	94,661
Linc Energy, Ltd. (a) (c)	119,994	77,355
Liquefied Natural Gas, Ltd. (a)	11,253	3,642
Lycopodium, Ltd.	4,478	28,687
M2 Telecommunications Group, Ltd. (c)	60,008	213,785
MACA, Ltd.	21,479	46,873
Macmahon Holdings, Ltd.	311,711	88,829
Macquarie Atlas Roads Group (a)	159,499	241,044
Macquarie Telecom Group, Ltd.	3,983	37,465
Marengo Mining, Ltd. (a)	157,276	17,117
Mastermyne Group, Ltd.	5,402	9,271
Matrix Composites & Engineering, Ltd.	13,660	30,827
Maverick Drilling & Exploration, Ltd. (a)	35,970	43,974
MaxiTRANS Industries, Ltd.	42,022	33,252
McMillan Shakespeare, Ltd.	15,824	199,699
McPherson’s, Ltd.	24,148	46,419
Medusa Mining, Ltd.	46,407	287,876
Melbourne IT, Ltd.	32,435	57,089
MEO Australia, Ltd. (a)	220,030	50,183
Mermaid Marine Australia, Ltd.	93,393	298,309
Mesoblast, Ltd. (a) (c)	48,994	340,278
Metals X, Ltd. (a)	122,921	20,371
Metgasco, Ltd. (a) (c)	117,719	24,380
Metminco, Ltd. (a)	116,326	10,068
MetroCoal, Ltd. (a)	5,129	924
MHM Metals, Ltd. (a) (b)	19,739	5,324
Miclyn Express Offshore, Ltd.	59,763	132,799
Miclyn Express Offshore, Ltd.	3,466	8,197
Mincor Resources NL	105,687	101,085
Mineral Deposits, Ltd. (a)	38,738	235,673
Mineral Resources, Ltd.	30,592	243,223
Mirabela Nickel, Ltd. (a) (c)	149,321	65,942
Molopo Australia, Ltd.	70,758	44,254
Moly Mines, Ltd. (a) (c)	32,667	5,242
Monadelphous Group, Ltd. (c)	32,222	655,041
Morning Star Gold NL (a) (b)	33,455	3,817
Mortgage Choice, Ltd.	37,356	60,071
Mount Gibson Iron, Ltd.	265,482	204,600
Murchison Metals, Ltd. (a) (c)	110,450	4,812
Myer Holdings, Ltd. (c)	260,693	470,273
MyState, Ltd.	2,711	9,566
Nanosonics, Ltd. (a)	54,786	27,824
Navitas, Ltd. (c)	84,693	370,606
Neon Energy, Ltd. (a)	192,676	56,564
Neptune Marine Services, Ltd. (a)	74,800	1,939
New Guinea Energy, Ltd. (a)	155,761	5,491
Newsat, Ltd. (a)	76,356	42,247
Nexus Energy, Ltd. (a)	582,061	84,475
NIB Holdings, Ltd.	238,467	420,033
Nido Petroleum, Ltd. (a)	522,236	19,359
Noble Mineral Resources, Ltd. (a)	83,737	12,083
Norfolk Group, Ltd.	32,445	20,438
Northern Iron, Ltd. (a)	67,803	58,776
Northern Star Resources, Ltd. (a)	124,483	154,270
NRW Holdings, Ltd.	77,104	162,606

MSF-81

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Nucoal Resources NL (a)	80,799	$13,342
Nufarm, Ltd. (c)	80,906	507,551
Oakton, Ltd.	26,786	38,421
OPUS Group, Ltd.	6,037	3,164
Orocobre, Ltd. (a)	20,107	45,929
OrotonGroup, Ltd.	9,953	71,950
Otto Energy, Ltd. (a)	308,140	28,645
Pacific Brands, Ltd.	621,651	393,219
Pacific Niugini, Ltd. (a)	26,694	4,984
Paladin Energy, Ltd. (a) (c)	349,227	450,522
Pan Pacific Petroleum NL (a)	55,564	8,934
PanAust, Ltd. (a) (c)	176,892	558,102
Panoramic Resources, Ltd.	120,821	67,609
PaperlinX, Ltd.	340,846	21,435
Papillon Resources, Ltd. (a)	38,727	69,222
Patties Foods, Ltd.	19,843	33,433
Peak Resources, Ltd. (a)	34,546	5,687
Peet, Ltd.	57,632	43,698
Peninsula Energy, Ltd. (a) (c)	454,116	13,183
Perilya, Ltd. (a) (c)	95,807	31,283
Perpetual, Ltd.	18,730	502,695
Perseus Mining, Ltd. (a)	160,823	482,103
Pharmaxis, Ltd. (a) (c)	132,843	158,016
Phosphagenics, Ltd. (a)	302,239	38,910
Platinum Australia, Ltd. (a) (b)	116,796	8,117
Pluton Resources, Ltd. (a)	48,332	10,027
PMP, Ltd.	95,913	24,865
Premier Investments, Ltd.	44,992	271,308
Prima Biomed, Ltd. (a) (c)	225,293	45,522
Primary Health Care, Ltd. (c)	224,678	841,299
Prime Media Group, Ltd.	1,327	1,142
PrimeAg Australia, Ltd. (a)	21,007	27,672
Programmed Maintenance Services, Ltd.	58,229	129,822
QRxPharma, Ltd. (a)	16,051	11,319
Quickstep Holdings, Ltd. (a)	31,204	5,627
Ramelius Resources, Ltd. (a)	155,944	62,951
RCR Tomlinson, Ltd.	46,619	81,204
REA Group, Ltd. (c)	34,313	556,211
Reckon, Ltd.	34,546	81,329
Red Fork Energy, Ltd. (a) (c)	133,435	100,025
Red Hill Iron, Ltd. (a)	3,707	5,191
Redflex Holdings, Ltd.	19,984	41,659
Reed Resources, Ltd. (a)	59,940	13,515
Regional Express Holdings, Ltd. (a)	9,952	12,266
Regis Resources, Ltd. (a)	120,578	705,179
Resolute Mining, Ltd.	248,330	493,810
Resource & Investment NL (a)	25,941	6,373
Resource Generation, Ltd. (a)	58,515	18,832
Retail Food Group, Ltd.	20,760	63,433
Rex Minerals, Ltd. (a)	42,465	26,269
Rialto Energy, Ltd. (a)	162,011	25,851
Ridley Corp., Ltd.	100,742	121,868
Robust Resources, Ltd. (a)	8,904	6,357
Roc Oil Co., Ltd. (a)	335,210	126,291
Runge, Ltd.	4,190	1,880
Ruralco Holdings, Ltd.	2,336	8,234
SAI Global, Ltd.	80,978	355,089
Salmat, Ltd. (c)	45,807	115,323
Samson Oil & Gas, Ltd. (a)	581,639	28,917

Australia—(Continued)
Sandfire Resources NL (a)	42,691	$368,493
Saracen Mineral Holdings, Ltd.	215,863	109,753
Sedgman, Ltd.	48,829	56,639
Select Harvests, Ltd.	8,048	9,600
Senex Energy, Ltd. (a) (c)	253,257	168,037
Servcorp, Ltd.	18,320	58,859
Service Stream, Ltd.	51,794	20,473
Seven Group Holdings, Ltd.	13,937	97,359
Sigma Pharmaceuticals, Ltd.	621,692	410,723
Sihayo Gold, Ltd. (a)	188,915	26,165
Silex Systems, Ltd. (a)	38,528	154,562
Silver Lake Resources, Ltd. (a) (c)	50,704	189,689
Sirtex Medical, Ltd. (a)	18,135	178,679
Skilled Group, Ltd.	38,754	102,871
Slater & Gordon, Ltd.	16,942	33,416
SMS Management & Technology, Ltd. (c)	30,161	196,602
Southern Cross Electrical Engineering, Ltd.	13,042	15,556
Southern Cross Media Group (c)	328,410	341,131
Spark Infrastructure Group	640,636	1,078,344
Specialty Fashion Group, Ltd. (c)	46,931	23,796
St. Barbara, Ltd. (c)	167,990	376,251
Starpharma Holdings, Ltd. (a)	98,066	151,157
Straits Resources, Ltd. (a)	39,613	3,613
Strike Energy, Ltd. (a)	163,211	37,056
STW Communications Group, Ltd.	158,933	167,108
Sun Resources NL (a)	243,259	18,857
Sundance Energy Australia, Ltd. (a)	100,001	78,781
Sundance Resources, Ltd. (a)	819,104	277,530
Sunland Group, Ltd.	73,931	73,657
Super Cheap Auto Group, Ltd.	55,983	449,728
Swick Mining Services, Ltd. (a)	44,723	11,707
Talisman Mining, Ltd. (a)	8,018	2,404
Tanami Gold NL (a)	48,277	38,867
Tap Oil, Ltd.	117,016	87,850
Tassal Group, Ltd.	58,903	82,424
Technology One, Ltd.	55,850	78,821
Ten Network Holdings, Ltd. (c)	416,767	157,054
Teranga Gold Corp. (a) (c)	26,882	60,846
Texon Petroleum, Ltd. (a)	94,160	36,377
TFS Corp., Ltd.	57,669	23,834
Thakral Holdings Group (REIT)	143,461	118,623
The Reject Shop, Ltd. (c)	10,616	135,588
Thorn Group, Ltd.	69,334	131,461
Tiger Resources, Ltd. (a)	157,181	56,848
Tissue Therapies, Ltd. (a)	25,001	10,197
Toro Energy, Ltd. (a)	75,052	5,916
Tox Free Solutions, Ltd. (a)	46,287	128,835
TPG Telecom, Ltd.	201,335	463,484
Transfield Services, Ltd.	217,693	393,110
Transpacific Industries Group, Ltd. (a)	381,018	348,778
Troy Resources NL	33,620	171,381
Trust Co., Ltd.	3,656	19,050
Unity Mining, Ltd.	93,306	13,617
UXC, Ltd.	113,395	117,928
Village Roadshow, Ltd.	20,281	75,748
Virgin Australia Holdings, Ltd. (a)	968,773	405,627
Virgin Australia Holdings, Ltd. (a) (b)	968,773	5,025
Vocus Communications, Ltd. (a)	4,670	8,347
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	5,755	21,029

MSF-82

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Watpac, Ltd.	37,999	$26,844
WDS, Ltd.	55,558	37,284
Webjet, Ltd.	20,309	85,909
Western Areas NL (c)	55,986	246,427
Western Desert Resources, Ltd. (a)	77,585	70,847
White Energy Co., Ltd. (a) (c)	78,162	26,644
WHK Group, Ltd.	93,561	93,077
Wide Bay Australia, Ltd.	9,275	61,909
Wotif.com Holdings, Ltd. (c)	46,269	183,930
Yancoal Australia, Ltd. (a)	40,888	49,987
Yancoal Australia, Ltd. (a)	40,888	107,233

		50,547,881

Austria—0.8%
A-TEC Industries AG (b) (c)	1,749	0
Agrana Beteiligungs AG	1,574	179,836
AMAG Austria Metall AG (a)	745	20,406
Atrium European Real Estate, Ltd.	109,386	572,382
Austria Technologie & Systemtechnik AG	6,360	68,364
BWT AG	5,652	115,629
CA Immobilien Anlagen AG (a)	22,098	243,456
DO & CO Restaurants & Catering AG	638	27,049
EVN AG	20,207	281,584
Flughafen Wien AG (c)	6,767	314,251
Frauenthal Holding AG	775	9,463
Intercell AG (a) (c)	24,163	56,878
Kapsch TrafficCom AG	3,069	196,066
Lenzing AG	5,322	455,172
Mayr Melnhof Karton AG	4,207	393,964
Oberbank AG	174	10,699
Oesterreichische Post AG	16,691	597,582
Palfinger AG	7,084	150,613
POLYTEC Holding AG	9,217	61,536
RHI AG (a)	14,831	395,077
Rosenbauer International AG	1,844	93,789
Schoeller-Bleckmann Oilfield Equipment AG	5,335	555,034
Semperit AG Holding	6,630	259,185
Sparkassen Immobilienanlagen AG (a)	30,288	185,677
Strabag SE (c)	10,968	265,677
Uniqa Versicherungen AG	6,684	77,689
Wienerberger AG (c)	63,386	492,275
Wolford AG	1,065	37,325
Zumtobel AG	19,568	211,666

		6,328,324

Belgium—1.2%
Ablynx NV (a)	11,147	66,210
Ackermans & van Haaren NV	14,408	1,160,952
AGFA-Gevaert NV	103,223	172,479
AGFA-Gevaert NV (VVPR Strip) (a) (b)	21,666	28
Arseus NV	12,411	230,128
Atenor Group	731	29,912
Banque Nationale de Belgique S.A.	116	357,977
Barco NV	8,211	558,676
Compagnie d’Entreprises CFE	5,369	272,569
Compagnie Immobiliere de Belgique S.A.	978	32,999
Compagnie Maritime Belge S.A.	8,912	157,581
D’ieteren S.A.	10,558	516,613

Belgium—(Continued)
Deceuninck NV	49,164	$78,551
Deceuninck NV (VVPR Strip) (b)	17,412	22
Devgen NV (a)	8,490	173,383
Duvel Moortgat S.A.	664	73,371
Econocom Group S.A.	29,772	179,492
Elia System Operator S.A.	15,560	637,245
Euronav NV	11,523	73,643
EVS Broadcast Equipment S.A. (c)	6,953	384,249
Exmar NV	17,359	131,676
Galapagos NV (a)	12,037	252,961
Gimv NV	237	11,255
Hamon & CIE S.A.	300	4,588
Ion Beam Applications S.A.	10,100	69,756
IRIS	637	35,870
Kinepolis Group NV	2,580	255,798
Lotus Bakeries S.A.	108	74,145
Melexis NV	12,981	219,227
Mobistar S.A.	1,689	53,287
NV Bekaert S.A.	2,699	77,799
Nyrstar NV (c)	85,533	540,007
Nyrstar NV (VVPR Strip) (a)	23,989	31
Option NV	9,790	5,031
Picanol (a)	589	13,234
RealDolmen NV	1,200	25,395
Recticel S.A.	12,145	80,441
Rentabiliweb Group	440	2,533
Resilux NV	55	3,564
Roularta Media Group NV	1,450	24,974
Sioen Industries NV	1,635	12,281
Sipef S.A.	3,850	318,121
Tessenderlo Chemie NV	16,495	462,965
Tessenderlo Chemie NV (VVPR Strip) (a)	1,346	88
ThromboGenics NV (a)	18,561	744,331
Van de Velde NV	5,079	231,523

		8,806,961

Canada—10.7%
5N Plus, Inc. (a) (c)	20,095	43,538
Aastra Technologies, Ltd. (a)	4,224	70,894
Aberdeen International, Inc.	9,500	3,865
Absolute Software Corp. (a) (c)	23,754	111,630
Advantage Oil & Gas, Ltd. (a)	87,181	326,341
Aecon Group, Inc.	29,600	363,414
AEterna Zentaris, Inc. (a)	37,217	25,364
AG Growth International, Inc. (c)	6,538	214,409
AGF Management, Ltd.	51,050	583,666
Aimia, Inc.	94,279	1,413,562
Ainsworth Lumber Co., Ltd. (a)	20,395	49,167
Air Canada (a)	15,459	19,970
Akita Drilling, Ltd.	2,003	23,430
Alacer Gold Corp. (a) (c)	25,950	191,636
Alamos Gold, Inc. (a) (c)	60,790	1,181,667
Alarmforce Industries, Inc. (a)	2,200	25,959
Alexco Resource Corp. (a)	27,410	119,610
Algoma Central Corp.	441	53,830
Algonquin Power & Utilities Corp. (c)	56,967	386,502
Alliance Grain Traders, Inc. (c)	7,901	116,212
AltaGas, Ltd. (c)	36,031	1,236,951
Alterra Power Corp. (a) (c)	87,314	46,184

MSF-83

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Altius Minerals Corp. (a)	9,660	$105,434
Altus Group, Ltd.	10,088	92,045
Amerigo Resources, Ltd.	44,359	23,012
Amica Mature Lifestyles, Inc.	1,000	9,714
Anderson Energy, Ltd. (a)	46,999	10,996
Andrew Peller, Ltd.	300	3,088
Angle Energy, Inc. (a)	42,758	171,797
Antrim Energy, Inc. (a)	53,087	42,120
Argonaut Gold, Inc. (a)	37,825	392,063
Armtec Infrastructure, Inc.	7,363	23,218
Arsenal Energy, Inc. (a)	71,551	36,391
Astral Media, Inc. (c)	22,017	1,079,014
Atna Resources, Ltd. (a) (c)	45,732	60,474
Atrium Innovations, Inc.	14,800	161,684
ATS Automation Tooling Systems, Inc. (a)	42,888	388,265
Augusta Resource Corp. (a)	16,090	46,317
Aura Minerals, Inc. (a)	49,179	21,010
AuRico Gold, Inc. (a) (c)	73,389	515,836
Aurizon Mines, Ltd.	65,968	346,246
AutoCanada, Inc.	9,828	127,661
Avalon Rare Metals, Inc. (a)	28,205	55,371
AvenEx Energy Corp. (c)	22,352	68,209
Avion Gold Corp. (a)	113,400	92,280
Axia NetMedia Corp. (a)	25,333	30,922
B2Gold Corp. (a) (c)	132,243	529,994
Badger Daylighting, Ltd.	4,454	129,574
Ballard Power Systems, Inc.	48,007	34,671
Bankers Petroleum, Ltd. (a) (c)	106,542	319,702
Bellatrix Exploration, Ltd. (a) (c)	61,713	250,468
Bengal Energy, Ltd. (a)	9,533	7,370
Bioniche Life Sciences, Inc. (a)	21,600	9,887
Birchcliff Energy, Ltd. (c)	46,465	313,831
Bird Construction, Inc. (c)	19,532	286,096
Black Diamond Group, Ltd. (c)	11,212	255,694
BlackPearl Resources, Inc. (a)	117,817	433,829
BMTC Group, Inc.	5,387	86,030
BNK Petroleum, Inc. (a) (c)	4,142	3,034
Bonterra Energy Corp. (c)	5,153	229,686
Boralex, Inc. (a)	11,430	101,383
Brigus Gold Corp. (a) (c)	77,420	76,388
Brookfield Real Estate Services, Inc. (c)	800	10,587
Brookfield Residential Properties, Inc. (a)	6,201	87,108
Burcon NutraScience Corp. (a)	6,010	28,733
C&C Energia, Ltd. (a)	18,548	120,559
Calfrac Well Services, Ltd.	14,375	345,959
Calian Technologies, Ltd.	3,000	60,574
Calvalley Petroleums, Inc. (a)	29,910	65,716
Canaccord Capital, Inc. (a)	42,274	244,244
Canacol Energy, Ltd. (a)	236,616	115,528
Canada Bread Co., Ltd.	139	6,833
Canada Lithium Corp. (a)	115,500	79,890
Canadian Energy Services & Technology Corp. (c)	20,403	219,575
Canadian Western Bank	28,887	880,332
Canadian Zinc Corp. (a)	38,500	17,231
Canam Group, Inc.	19,413	99,721
CanElson Drilling, Inc.	7,900	40,018
Canexus Corp. (c)	38,000	331,258
Canfor Corp. (a)	48,900	648,120

Canada—(Continued)
Canfor Pulp Products, Inc.	20,096	$186,222
Cangene Corp. (a)	11,169	18,859
CanWel Building Materials Group, Ltd.	24,609	61,579
Canyon Services Group, Inc. (c)	18,800	227,566
Capital Power Corp.	27,576	597,185
Capstone Infrastructure Corp.	30,282	136,455
Capstone Mining Corp. (a)	136,240	351,998
Cardero Resources Corp. (a)	17,277	12,302
Carpathian Gold, Inc. (a)	84,878	25,901
Cascades, Inc.	40,375	187,686
Cathedral Energy Services, Ltd.	19,242	128,202
CCL Industries, Inc.	11,519	425,562
Celestica, Inc.	93,081	665,608
Celtic Exploration, Ltd.	33,000	613,610
Cequence Energy, Ltd. (a) (c)	61,458	110,651
Cervus Equipment Corp.	770	15,351
China Gold International Resources Corp., Ltd. (a)	72,399	315,195
Chinook Energy, Inc. (a)	15,717	25,100
Chorus Aviation, Inc.	5,000	19,479
Churchill Corp.	11,157	112,013
Cineplex, Inc. (c)	27,267	829,298
Clairvest Group, Inc.	200	3,621
Clarke, Inc.	1,730	7,875
Claude Resources, Inc. (a)	78,467	67,045
Cline Mining Corp. (a) (c)	45,858	10,495
CML HealthCare, Inc. (c)	37,329	337,939
Coastal Contacts, Inc. (a)	11,092	73,337
Cogeco Cable, Inc.	9,471	359,341
Cogeco, Inc.	1,708	62,354
Colabor Group, Inc.	9,830	76,692
Colossus Minerals, Inc. (a)	28,508	162,679
COM DEV International, Ltd. (a)	37,276	114,130
Computer Modelling Group, Ltd.	14,060	276,166
Connacher Oil & Gas, Ltd. (a)	280,466	154,055
Constellation Software Inc.	2,822	297,902
Contrans Group, Inc.	15,174	150,644
Copper Mountain Mining Corp. (a)	28,166	96,551
Corby Distilleries, Ltd. (c)	11,141	192,086
Corridor Resources, Inc. (a)	21,385	13,487
Corus Entertainment, Inc. (a) (c)	41,940	975,656
Cott Corp. (a)	44,149	348,935
Crew Energy, Inc. (c)	40,710	299,807
Crocotta Energy, Inc. (a)	27,034	78,646
Davis & Henderson Income Corp. (c)	26,388	554,011
DeeThree Exploration, Ltd. (a)	42,204	241,264
Delphi Energy Corp. (a)	71,518	90,207
Denison Mines Corp. (a)	186,523	277,005
DirectCash Payments, Inc.	4,074	98,835
Dollarama, Inc. (a)	298	19,021
Dorel Industries, Inc.	13,158	456,936
DragonWave, Inc. (a)	18,544	41,687
Duluth Metals, Ltd. (a)	31,662	75,685
Dundee Precious Metals, Inc. (a)	42,380	396,599
Dynasty Metals & Mining, Inc. (a)	8,618	18,497
E-L Financial Corp., Ltd.	217	91,603
Eastern Platinum, Ltd. (a)	420,034	76,906
Eastmain Resources, Inc. (a)	24,625	25,549
easyhome, Ltd.	2,000	13,732

MSF-84

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Eco Oro Minerals Corp. (a)	16,900	$15,815
EGI Financial Holdings, Inc.	900	8,203
Enbridge Income Fund Holdings, Inc.	13,979	334,296
Endeavour Mining Corp. (a)	73,199	165,295
Endeavour Silver Corp.	37,440	373,219
Enerflex, Ltd. (a) (c)	10,930	138,418
Energy Fuels, Inc. (a) (c)	206,297	41,969
Enghouse Systems, Ltd.	8,477	119,080
Ensign Energy Services, Inc.	8,770	134,703
Entree Gold, Inc.	15,350	8,900
Epsilon Energy, Ltd. (a)	20,918	44,683
Equal Energy, Ltd. (a)	10,687	36,852
Equitable Group, Inc.	5,801	190,062
Essential Energy Services, Ltd. (a)	40,162	99,271
Evertz Technologies, Ltd.	14,549	204,228
Excellon Resources, Inc. (a)	78,422	30,313
Exchange Income Corp.	9,065	230,890
Exco Technologies, Ltd.	11,132	54,805
Exeter Resource Corp. (a)	11,335	19,024
EXFO, Inc. (a)	12,343	61,144
Fairborne Energy, Ltd. (c)	46,659	63,598
Fiera Sceptre, Inc.	1,403	10,917
Firm Capital Mortgage Investment Corp.	2,307	32,032
First Majestic Silver Corp. (a)	41,797	970,204
First National Financial Corp. (c)	8,828	146,101
FirstService Corp. (a)	12,580	357,655
Formation Metals, Inc. (a)	10,328	3,204
Forsys Metals Corp. (a)	25,356	17,538
Fortress Paper, Ltd. (a) (c)	7,338	103,752
Fortuna Silver Mines, Inc. (a) (c)	46,082	244,214
Fortune Minerals, Ltd. (a)	11,100	6,210
Gamehost, Inc.	7,859	100,486
Garda World Security Corp. (a) (c)	11,400	138,340
Genesis Land Development Corp. (a)	17,608	63,762
Genivar, Inc.	11,718	269,260
Genworth MI Canada, Inc. (c)	17,697	375,505
Geomark Exploration, Ltd.	3,200	2,962
Glacier Media, Inc.	9,600	18,212
Glentel, Inc.	6,330	95,294
GLG Life Tech Corp. (a) (b) (c)	3,198	2,147
Gluskin Sheff & Associates, Inc.	6,978	103,843
GLV, Inc. (a)	11,135	18,689
GMP Capital, Inc. (c)	40,036	237,422
Golden Star Resources, Ltd. (c)	136,070	272,666
Gran Tierra Energy, Inc. (a)	114,414	591,215
Granite Real Estate, Inc.	20,660	740,154
Great Basin Gold, Ltd. (a) (b)	185,850	15,124
Great Canadian Gaming Corp. (a) (c)	32,000	326,803
Great Panther Silver, Ltd. (a) (c)	67,206	154,497
Guide Exploration, Ltd. (a)	55,084	94,692
Guyana Goldfields, Inc. (a)	20,855	70,429
Hanfeng Evergreen, Inc. (a) (c)	12,100	20,924
Harry Winston Diamond Corp.	27,444	326,335
Helix Biopharma Corp. (a)	100	61
Hemisphere GPS, Inc. (a)	12,375	8,686
Heroux-Devtek, Inc. (a)	15,800	212,788
High Liner Foods, Inc.	2,800	67,501
High River Gold Mines, Ltd. (a)	100,844	145,660
HNZ Group, Inc.	4,068	112,552

Canada—(Continued)
Home Capital Group, Inc.	13,384	$700,308
Horizon North Logistics, Inc.	37,642	305,164
HudBay Minerals, Inc.	89,034	876,665
IBI Group, Inc. (c)	6,916	68,661
Imax Corp. (a)	25,958	516,467
Imperial Metals Corp. (a)	16,926	215,040
Imris, Inc. (a) (c)	14,626	65,163
Indigo Books & Music, Inc. (c)	1,986	17,656
Innergex Renewable Energy, Inc. (c)	31,788	350,829
Inter-Citic Minerals, Inc. (a) (c)	23,292	46,200
International Forest Products, Ltd.	23,936	143,650
International Minerals Corp. (a)	15,698	89,420
International Tower Hill Mines, Ltd. (a) (c)	21,604	61,751
Intertape Polymer Group, Inc. (a)	30,446	208,734
Ithaca Energy, Inc. (a)	126,754	251,419
Ivanhoe Energy, Inc. (a) (c)	118,204	64,927
Ivernia, Inc. (a)	71,989	7,323
Jaguar Mining, Inc. (a) (c)	44,308	54,084
Just Energy Group, Inc. (c)	66,323	723,879
K-Bro Linen, Inc.	2,800	82,169
KAB Distribution, Inc. (a) (b)	3,622	0
Katanga Mining, Ltd. (a)	26,500	11,591
Keegan Resources, Inc. (a)	23,027	85,493
Killam Properties, Inc. (c)	26,081	346,208
Kingsway Financial Services, Inc. (a)	8,765	18,812
Kirkland Lake Gold, Inc. (a)	23,930	290,149
Labrador Iron Mines Holdings, Ltd. (a) (c)	13,799	15,721
Lake Shore Gold Corp. (a)	179,156	180,413
Laramide Resources (a)	17,031	17,151
Laurentian Bank of Canada (c)	17,100	804,992
Le Chateau, Inc.	2,899	5,898
Legacy Oil & Gas, Inc. (a)	66,837	456,866
Leisureworld Senior Care Corp. (c)	12,076	151,088
Leon’s Furniture, Ltd.	13,469	157,556
Linamar Corp.	26,300	566,075
Liquor Stores N.A., Ltd. (c)	12,685	241,416
MacDonald Dettwiler & Associates, Ltd. (a)	12,944	676,759
MAG Silver Corp. (a)	13,742	168,298
Mainstreet Equity Corp. (a)	3,700	118,403
Major Drilling Group International, Inc.	34,700	354,377
Manitoba Telecom Services, Inc.	8,354	286,794
Maple Leaf Foods, Inc.	46,770	527,120
Martinrea International, Inc. (a)	53,037	380,878
Maxim Power Corp. (a)	2,800	5,098
MBAC Fertilizer Corp. (a)	30,132	101,145
Mediagrif Interactive Technologies, Inc.	4,916	89,059
Medical Facilities Corp.	5,004	73,195
MEGA Brands, Inc. (a)	7,658	74,547
Mega Uranium, Ltd. (a)	53,800	8,482
Melcor Developments, Ltd. (c)	1,200	19,164
Mercator Minerals, Ltd. (a) (c)	53,410	33,140
MGM Energy Corp. (a)	6,492	1,552
Migao Corp. (a) (c)	20,785	62,370
Minco Silver Corp. (a)	10,913	22,201
Minera Andes Acquisition Corp. (a) (c)	26,475	122,532
Mood Media Corp. (a)	57,391	140,106
Morneau Shepell, Inc. (c)	25,362	326,345
MTY Food Group, Inc.	600	11,584
Mullen Group, Ltd.	37,181	881,210

MSF-85

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Nautilus Minerals, Inc. (a)	52,914	$50,056
Nevada Copper Corp. (a)	10,550	35,950
New Flyer Industries, Inc.	300	2,365
Newalta Corp.	21,158	310,989
NGEx Resources, Inc. (a)	50,496	130,978
Niko Resources, Ltd.	6,963	96,183
Norbord, Inc. (a)	12,316	217,982
Nordion, Inc. (a) (c)	51,425	345,763
North American Energy Partners, Inc. (a)	14,743	43,040
North American Palladium, Ltd. (c)	80,542	153,203
Northern Dynasty Minerals, Ltd. (a) (c)	27,464	127,109
Northland Power, Inc. (c)	31,712	614,176
Northland Resources S.A. (a)	49,466	36,228
NovaCopper, Inc. (a) (c)	13,616	29,916
Novagold Resources, Inc. (a) (c)	81,700	456,244
NuVista Energy, Ltd. (a)	49,017	225,366
OceanaGold Corp. (a)	150,911	500,427
Oncolytics Biotech, Inc. (a) (c)	27,072	63,887
Oromin Explorations, Ltd. (a)	30,600	21,477
Orvana Minerals Corp. (a) (c)	21,462	19,430
Pace Oil & Gas, Ltd. (a)	11,204	32,252
Paladin Labs, Inc. (a) (c)	4,798	221,281
Parex Resources, Inc. (a) (c)	44,202	217,166
Parkland Fuel Corp. (c)	23,135	390,878
Pason Systems, Inc. (c)	28,216	470,984
Patheon, Inc. (a) (c)	9,386	30,456
Pembina Pipeline Corp. (c)	49,278	1,383,453
Pengrowth Energy Corp. (c)	612	4,127
Peregrine Diamonds, Ltd. (a)	14,395	5,271
Perpetual Energy, Inc.	50,316	62,953
Petaquilla Minerals, Ltd. (a)	51,667	32,584
PetroBakken Energy, Ltd. (c)	34,295	486,639
Petrobank Energy & Resources, Ltd. (a)	52,473	736,042
Petrominerales, Ltd. (c)	36,448	295,113
Peyto Exploration & Development Corp. (c)	1,434	35,329
Phoscan Chemical Corp. (a)	51,767	16,587
PHX Energy Services Corp.	9,850	91,376
Pilot Gold, Inc. (a)	11,266	19,481
Platinum Group Metals, Ltd.	32,084	33,288
Points International, Ltd. (a)	6,320	72,644
PolyMet Mining Corp. (a) (c)	25,570	29,911
Poseidon Concepts Corp. (c)	17,540	260,665
Premium Brands Holdings Corp. (c)	8,850	161,588
Primero Mining Corp. (a)	29,876	156,202
Prometic Life Sciences, Inc. (a)	18,552	2,265
Pulse Seismic, Inc. (a)	27,020	72,009
Pure Energy Services, Ltd.	11,300	126,207
QLT, Inc. (a)	25,500	200,763
Quebecor, Inc.	18,680	621,907
Queenston Mining, Inc. (a)	20,802	85,062
Questerre Energy Corp. (a)	78,569	55,944
Ram Power Corp. (a)	31,332	6,533
Redknee Solutions, Inc. (a)	18,090	24,841
Reitmans Canada, Ltd.	4,000	51,673
Reitmans Canada, Ltd. (Class A)	21,030	278,090
Resolute Forest Products (a)	113	1,515
Resverlogix Corp. (a)	12,830	24,666
Richelieu Hardware, Ltd.	6,930	242,984
Richmont Mines, Inc. (a)	12,038	57,429

Canada—(Continued)
Ritchie Bros. Auctioneers, Inc. (c)	40,201	$773,269
RMP Energy, Inc. (a) (c)	53,508	110,488
Rock Energy, Inc. (a)	6,887	6,725
Rocky Mountain Dealerships, Inc.	7,299	80,778
Rogers Sugar, Inc. (c)	43,082	284,847
RONA, Inc. (a)	65,098	734,347
Rubicon Minerals Corp. (c)	49,480	185,720
Russel Metals, Inc. (c)	24,670	690,589
Sabina Gold & Silver Corp. (a)	45,006	150,157
San Gold Corp. (a)	84,387	91,846
Sandvine Corp.	67,900	82,881
Savanna Energy Services Corp. (c)	45,557	365,160
Scorpio Mining Corp. (a)	88,421	101,633
Seabridge Gold, Inc. (a)	9,584	186,396
Sears Canada, Inc.	496	5,550
Secure Energy Services, Inc. (a)	32,368	333,524
SEMAFO, Inc. (a) (c)	116,582	532,452
ShawCor, Ltd. (c)	20,891	906,955
Sherritt International Corp. (c)	153,159	775,844
Shore Gold, Inc.	82,170	20,896
Sierra Wireless, Inc. (a)	17,210	134,445
Silver Standard Resources, Inc. (a)	36,910	593,954
Smart Technologies, Inc. (a)	13,245	21,556
Softchoice Corp. (a)	10,116	121,832
Sonde Resources Corp. (a)	18,161	13,855
Southern Pacific Resource Corp. (a)	179,374	255,441
SouthGobi Energy Resources, Ltd. (a)	65,809	137,228
Sprott Resource Corp. (a)	51,821	208,212
Sprott Resource Lending Corp. (a)	49,651	70,201
Sprott, Inc.	31,602	152,369
St. Andrews Goldfields, Ltd. (a)	87,850	39,318
Stantec, Inc. (a) (c)	19,208	654,530
Stella-Jones, Inc.	3,133	189,618
Stornoway Diamond Corp. (a)	33,687	23,644
Strad Energy Services, Ltd.	9,000	41,745
Strateco Resources, Inc. (a)	32,150	7,195
Student Transportation, Inc. (c)	29,267	199,162
Sulliden Gold Corp, Ltd. (a)	68,700	83,158
SunOpta, Inc. (a)	35,292	225,803
Superior Plus Corp. (c)	43,822	405,635
Surge Energy, Inc. (a) (c)	39,044	304,218
TAG Oil, Ltd. (a)	19,300	141,741
Tanzanian Royalty Exploration Corp.	27,505	141,288
Taseko Mines, Ltd. (c)	98,222	325,708
Tembec, Inc. (a)	50,711	107,292
Teranga Gold Corp. (a)	37,636	84,223
Tethys Petroleum, Ltd. (a)	86,990	61,940
The Brick, Ltd. (a)	26,002	97,861
The Cash Store Financial Services, Inc.	3,705	21,142
The Descartes Systems Group, Inc. (a)	32,686	286,264
The North West Co., Inc.	19,071	431,818
Theratechnologies, Inc. (a) (c)	14,824	7,539
Thompson Creek Metals Co., Inc. (a) (c)	76,939	219,133
Timminco, Ltd. (a)	16,700	33
Timmins Gold Corp. (a)	60,871	171,511
TMX Group, Ltd. (a)	2,281	116,660
Torex Gold Resources, Inc. (a)	99,360	214,264
Toromont Industries, Ltd. (c)	28,436	603,950
Torstar Corp.	34,015	298,596

MSF-86

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Total Energy Services, Inc.	15,598	$252,589
Transcontinental, Inc. (c)	34,160	290,139
TransForce, Inc. (c)	30,893	546,779
TransGlobe Energy Corp. (a)	27,465	298,927
Transition Therapeutics, Inc.	800	1,709
Trican Well Service, Ltd.	28,646	372,681
Trinidad Drilling, Ltd. (c)	59,328	413,383
TSO3, Inc. (a) (c)	17,113	20,889
Twin Butte Energy, Ltd.	89,652	259,901
UEX Corp. (a)	89,800	63,941
Uni-Select, Inc.	8,878	229,378
Ur-Energy, Inc. (a)	19,846	19,582
Valener, Inc.	6,255	101,928
Vecima Networks, Inc. (a)	2,500	13,045
Veresen, inc. (c)	37,035	485,588
Vero Energy, Inc. (a)	30,538	78,589
Vicwest, Inc. (c)	7,200	79,609
Virginia Mines, Inc. (a)	8,108	87,010
Wajax Corp. (c)	6,200	279,949
WaterFurnace Renewable Energy, Inc.	4,069	69,410
Wesdome Gold Mines, Ltd.	38,107	44,576
West Fraser Timber Co., Ltd. (c)	13,011	740,347
Westaim Corp. (a)	66,191	52,517
Western Energy Services Corp.	600	4,883
Western Forest Products, Inc. (a)	56,100	63,341
Westfire Energy, Ltd. (a)	13,554	56,389
Westport Innovations, Inc. (a) (c)	14,679	409,716
Whitecap Resources, Inc. (a) (c)	42,727	321,180
Wi-Lan, Inc.	57,524	323,576
Winpak, Ltd.	5,634	89,860
Winstar Resources, Ltd. (a)	8,078	24,651
Xtreme Drilling and Coil Services Corp. (a)	8,600	8,923
YM Biosciences, Inc. (a)	70,610	128,565
Yukon-Nevada Gold Corp. (a)	180,037	55,855
Zargon Oil & Gas, Ltd. (c)	13,621	127,467
ZCLComposites, Inc.	11,681	53,587

		80,902,819

Denmark—1.4%
ALK-Abello A/S	3,402	219,066
Alm Brand A/S (a)	47,930	121,489
Amagerbanken A/S (b)	178,000	0
Ambu A/S	2,627	67,027
Auriga Industries	9,580	150,708
Bang & Olufsen A/S (c)	17,941	245,840
Bavarian Nordic A/S (a)	12,988	111,061
BoConcept Holding A/S	228	5,315
Brodrene Hartmann A/S	52	1,031
D/S Norden	13,959	372,833
Dalhoff, Larsen & Horneman A/S	4,113	2,762
DFDS A/S	1,452	69,870
East Asiatic Co., Ltd. A/S	6,828	146,058
Genmab A/S (a)	19,255	242,312
GN Store Nord	144,283	2,221,463
Greentech Energy Systems A/S (a)	1,142	2,536
Harboes Bryggeri A/S	1,454	21,777
IC Companys A/S	5,141	90,857
Jeudan A/S	201	15,591
Jyske Bank A/S (a)	26,996	802,968

Denmark—(Continued)
NeuroSearch A/S	7,879	$5,736
Newcap Holding A/S (a)	34,252	3,768
NKT Holding A/S (c)	10,806	373,293
Nordjyske Bank A/S	185	2,536
North Media A/S	3,568	12,533
Pandora A/S (a) (c)	23,083	315,130
Parken Sport & Entertainment A/S	1,676	20,384
PER Aarsleff A/S	835	57,088
Ringkjoebing Landbobank A/S	2,105	287,377
Rockwool International A/S	3,675	349,600
Royal UNIBREW A/S	4,703	360,874
Schouw & Co.	8,773	196,641
SimCorp A/S	2,229	476,343
Solar Holdings A/S	3,107	171,457
Spar Nord Bank A/S	18,514	84,214
Sydbank A/S	44,611	842,269
TK Development (a)	17,673	42,375
Topdanmark A/S (a)	6,902	1,352,563
TopoTarget A/S	49,340	20,002
Torm A/S	9,596	4,581
United International Enterprises, Ltd.	1,106	185,692
Vestas Wind Systems A/S (a) (c)	20,009	142,387
Vestjysk Bank A/S	3,300	7,729
Zealand Pharma A/S (a)	231	3,946

		10,229,082

Finland—2.3%
Ahlstrom Oyj	10,516	178,657
Aktia Oyj	2,426	16,678
Alma Media Oyj	32,099	200,698
Amer Sports Oyj	59,124	771,275
Aspo Oyj	11,042	82,734
Atria plc	4,347	29,046
BasWare Oyj	3,525	102,140
Biotie Therapies Oyj (a)	118,993	62,692
Cargotec Corp. (c)	18,652	439,728
Citycon Oyj (c)	113,507	340,530
Comptel plc	30,187	15,516
Cramo Oyj	9,503	99,178
Elektrobit Corp.	43,163	36,604
Elisa Oyj (c)	55,046	1,245,891
F-Secure Oyj	47,159	104,239
Finnair Oyj	41,916	111,548
Finnlines Oyj	9,624	94,857
Fiskars Oyj	20,454	393,760
HKScan Oyj	12,935	59,669
Huhtamaki Oyj	44,081	703,379
Ilkka-Yhtyma Oyj	2,976	20,184
Kemira Oyj (c)	55,199	770,047
Kesko Oyj (c)	23,697	671,354
Konecranes Oyj (c)	25,349	738,161
Lassila & Tikanoja Oyj	16,843	229,418
Lemminkainen Oyj	4,314	89,802
Metsa Board Oyj (c)	133,387	400,374
Neste Oil Oyj (c)	46,786	615,322
Okmetic Oyj	6,360	39,790
Olvi Oyj	8,023	187,139
Oriola-KD Oyj	64,420	170,071
Orion Oyj (Series A)	19,377	412,068

MSF-87

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Orion Oyj (Series B) (c)	43,350	$928,810
Outokumpu Oyj (c)	511,386	545,266
Outotec Oyj (c)	23,309	1,112,807
PKC Group Oyj	12,102	219,038
Pohjola Bank plc	2,359	31,132
Ponsse Oyj	3,208	27,659
Poyry Oyj (c)	17,565	76,838
Raisio plc	73,120	265,910
Ramirent Oyj	63,927	515,447
Rapala VMC Oyj	7,700	49,477
Rautaruukki Oyj	55,950	352,212
Ruukki Group Oyj (c)	95,130	58,674
Saga Furs Oyj	441	10,795
Sanoma Oyj	40,718	365,756
Scanfil plc (a)	10,528	11,364
Sieve Capital plc	10,528	12,863
SRV Group plc	30	133
Stockmann Oyj Abp	16,769	319,855
Stonesoft Oyj (a)	12,671	25,399
Technopolis plc	43,713	188,718
Tecnotree Oyj (a)	33,483	10,339
Teleste Oyj	772	4,353
Tietoenator Oyj (c)	34,646	599,718
Tikkurila Oyj (a)	21,266	404,166
Uponor Oyj (c)	31,280	330,524
Vacon plc	5,034	260,025
Vaisala Oyj	3,453	70,895
YIT Oyj (c)	56,021	1,079,503

		17,310,225

France—3.5%
ABC arbitrage	4,710	38,447
Air France-KLM S.A. (a)	74,529	484,758
Akka Technologies S.A.	2,682	77,168
Altamir Amboise (a)	14,407	123,186
Alten, Ltd. (a)	12,577	402,266
Altran Technologies S.A. (a)	60,739	400,330
April S.A.	10,431	174,581
Archos S.A. (a)	11,794	51,822
Artprice.com (a) (c)	2,648	79,538
Assystem S.A.	8,352	151,335
Atari S.A. (a)	12,077	17,589
Audika S.A. (a)	2,159	26,186
Aurea S.A.	1,221	7,836
Avenir Telecom S.A.	8,083	4,994
Axway Software S.A. (a)	2,501	40,171
Beneteau S.A. (c)	20,189	220,877
Bigben Interactive S.A. (a)	2,295	23,601
BioAlliance Pharma S.A. (a)	4,933	25,340
Boiron S.A.	3,511	106,859
Bonduelle S.C.A.	2,244	192,429
Bongrain S.A.	3,046	182,000
Bourbon S.A.	21,985	634,366
Boursorama (a)	9,814	70,532
Bull S.A. (a) (c)	46,734	157,162
Catering International Services	307	40,949
Cegedim S.A.	1,169	22,683
Cegid S.A.	3,132	58,370
CFAO S.A.	15,086	723,261

France—(Continued)
Ciments Francais S.A.	2,486	$146,793
Club Mediterranee (a)	18,244	293,856
Compagnie des Alpes S.A.	3,241	60,581
Derichebourg S.A. (a)	48,969	155,629
Devoteam S.A.	4,902	61,200
DNXcorp S.A.	277	6,269
Eiffage S.A. (c)	9,339	307,358
Electricite de Strasbourg S.A.	88	10,643
Esso S.A. Francaise	1,261	98,562
Etablissements Maurel et Prom	41,189	610,114
Etam Developpement S.A.	78	1,312
Euler Hermes S.A.	7,817	518,165
Euro Disney S.C.A. (a)	12,177	83,135
Eurofins Scientific S.A. (a)	3,402	483,398
Exel Industries	601	27,036
Faiveley Transport	3,910	242,822
Faurecia (a)	24,356	405,284
Fimalac S.A.	3,854	159,424
Fleury Michon S.A.	141	7,120
GameLoft S.A. (a) (c)	34,642	230,480
GEA	395	34,418
GECI International (a) (b)	9,793	22,526
Gemalto NV (c)	17,506	1,542,054
GFI Informatique	28,204	103,320
GL Events	4,492	86,428
Groupe Crit (c)	1,016	16,961
Groupe Flo S.A.	5,857	25,573
Groupe Partouche S.A. (a)	12,984	15,042
Groupe Steria S.C.A.	15,109	211,213
Guerbet S.A.	663	64,864
Haulotte Group S.A.	6,196	45,257
Havas S.A.	138,639	715,793
Hi-Media S.A. (c)	20,464	52,450
Ingenico S.A.	17,583	904,739
Inter Parfums S.A.	3,147	78,658
Ipsen S.A. (c)	11,035	269,240
IPSOS S.A.	15,164	485,865
Jacquet Metal Service	8,913	97,170
Kaufman & Broad S.A.	508	10,226
Korian S.A.	2,636	40,090
Lanson-BCC	13	652
Laurent-Perrier (c)	1,493	128,385
LDC S.A.	10	1,015
Lectra S.A.	6,736	40,254
LISI	2,290	156,854
LVL Medical Groupe S.A. (a)	2,552	101,277
Maisons France Confort	1,525	50,111
Manitou BF S.A.	5,576	88,702
Manutan International	64	2,546
Marseill Tunnel Prado-Carena	219	7,174
Maurel & Prom Nigeria (a)	36,660	97,600
Medica S.A. (a)	19,690	340,916
Mersen	10,850	319,786
METabolic EXplorer S.A. (a)	2,657	9,993
Metropole Television S.A.	25,447	347,878
Montupet S.A.	1,214	9,714
Mr. Bricolage	601	6,872
Naturex	2,121	144,567
Neopost S.A. (c)	15,139	837,420

MSF-88

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
Nexans S.A.	13,479	$635,065
Nexity	15,498	448,859
NextRadioTV	746	11,780
NicOx S.A. (a) (c)	41,706	136,620
Norbert Dentressangle	2,772	186,347
NRJ Groupe	13,425	101,597
Oeneo	15,045	43,923
Orpea (a) (c)	11,777	472,218
PagesJaunes Groupe (c)	55,218	102,441
Parrot S.A. (a)	3,861	121,603
Pierre & Vacances	2,048	44,697
Plastic Omnium S.A.	10,312	257,670
Rallye S.A.	12,187	369,093
Recylex S.A. (a)	8,124	46,105
Robertet S.A.	14	2,161
Rodriguez Group S.A. (a)	2,573	11,887
Rubis	14,595	857,953
S.O.I.T.E.C. (a)	59,494	178,029
Sa des Ciments Vicat	5,974	320,439
Saft Groupe S.A. (a)	17,166	398,356
Samse S.A.	107	7,639
Sartorius Stedim Biotech S.A.	1,387	124,718
Seche Environnement S.A.	1,215	44,582
Sechilienne-Sidec	10,660	167,745
Sequana (c)	30,681	63,128
Societe d’Edition de Canal Plus S.A.	33,798	208,466
Societe Internationale de Plantations d’Heveas S.A.	679	57,800
Somfy S.A.	154	26,000
Sopra Group S.A.	2,214	105,219
Spir Communication (a)	848	18,784
ST Dupont S.A. (a)	84,197	37,891
Stallergenes S.A.	1,625	96,305
Ste Industrielle d’Aviation Latecoere S.A.	2,980	34,671
STEF-TFE S.A.	1,854	90,838
Store Electronic System S.A. (a)	679	7,941
Sword Group SE (a) (c)	3,417	57,295
Synergie S.A.	5,583	51,658
Technicolor S.A. (a)	57,589	142,451
Teleperformance	28,703	823,798
Tessi S.A.	720	68,958
TF1 Group	54,478	454,876
Theolia S.A. (a) (c)	30,833	56,345
Thermador Groupe S.A.	685	49,519
Total Gabon (a)	332	149,725
Touax S.A.	1,628	53,151
Transgene S.A. (a) (c)	9,153	105,249
Trigano S.A.	4,784	56,487
Ubisoft Entertainment S.A. (a)	58,021	464,133
Union Financiere de France BQE S.A. (c)	2,306	51,012
Viel et Compagnie	3,978	14,196
Vilmorin & Cie (c)	2,506	301,602
Virbac S.A.	1,982	343,380
Vivalis S.A. (a)	5,606	46,730
VM Materiaux S.A.	235	5,974
Vranken-Pommery Monopole Group	1,317	43,321
Zodiac Aerospace S.A.	13,382	1,305,387

		26,445,237

Germany—4.4%
Aareal Bank AG	27,967	$574,082
ADVA AG Optical Networking (a)	20,269	129,595
Air Berlin plc (a)	19,205	39,201
Aixtron SE (c)	46,100	614,609
Alba SE	906	71,034
Allgeier Holding AG	2,299	30,084
Amadeus Fire AG	2,125	96,018
Analytik Jena AG	376	5,251
Asian Bamboo AG	3,713	29,049
Atoss Software AG	241	6,507
Aurubis AG	19,869	1,159,395
Balda AG (c)	19,993	128,016
Bauer AG	5,495	120,897
BayWa AG	6,375	251,565
Bechtle AG	9,315	359,152
Bertrandt AG	2,715	200,839
Bijou Brigitte AG	836	60,962
Biotest AG	1,599	86,788
Borussia Dortmund GmbH & Co. KGaA (a)	34,018	112,112
CANCOM AG	4,619	71,834
Carl Zeiss Meditec AG	16,046	410,873
CAT Oil AG	8,600	61,498
Celesio AG	41,560	741,535
CENIT AG	3,724	30,428
CENTROTEC Sustainable AG (a)	4,338	77,011
Centrotherm Photovoltaics AG (a)	4,878	7,757
Cewe Color Holding AG	2,667	106,336
Colonia Real Estate AG	5,281	25,705
Comdirect Bank AG	15,966	159,326
Compugroup Holding AG	8,790	161,611
Conergy AG (a) (c)	42,431	20,738
Constantin Medien AG (a)	23,504	43,986
CropEnergies AG (a)	10,750	66,974
CTS Eventim AG	9,430	280,299
Curanum AG	16,635	35,278
DAB Bank AG	10,241	44,416
Delticom AG	1,337	89,383
Deutsche Beteiligungs AG	2,815	70,051
Deutsche Wohnen AG	69,587	1,223,465
Deutz AG (a)	35,436	159,413
Dialog Semiconductor plc (a)	27,192	530,768
Douglas Holding AG	14,452	655,835
Dr. Hoenle AG	1,536	19,459
Draegerwerk AG & Co. KGaA	509	43,329
Drillisch AG	26,113	317,239
Duerr AG	5,628	375,477
Eckert & Ziegler AG	1,706	50,526
Elmos Semiconductor AG	5,425	51,575
ElringKlinger AG	14,732	390,062
Euromicron AG	3,803	98,783
Evotec AG (a)	59,728	209,482
First Sensor AG (c)	3,155	35,498
Freenet AG (c)	52,905	863,379
Fuchs Petrolub AG	1,274	76,201
GAGFAH S.A. (c)	36,892	376,057
Gerresheimer AG	14,057	735,774
Gerry Weber International AG	9,842	407,444
Gesco AG	1,645	139,457
GFK SE	7,453	336,899

MSF-89

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
GFT Technologies AG	3,908	$16,321
Gigaset AG	25,477	42,168
Gildemeister AG	31,240	555,307
Grammer AG	7,267	143,828
Grenkeleasing AG	2,371	152,550
GSW Immobilien AG (a)	1,674	62,169
H&R WASAG AG	7,029	118,273
Hamburger Hafen und Logistik AG	6,901	179,511
Hansa Group AG (a)	5,987	18,224
Hawesko Holding AG	1,663	80,473
Heidelberger Druckmaschinen AG (c)	109,562	167,201
Highlight Communications AG	10,482	47,952
Homag Group AG	2,139	27,481
Indus Holding AG	12,922	315,379
Init Innovation In Traffic Systems AG	2,460	73,420
Intershop Communications AG (a)	7,747	19,325
Isra Vision AG	1,562	42,258
IVG Immobilen AG (c)	46,968	107,335
Jenoptik AG (a)	24,705	187,692
Joyou AG (a)	318	3,409
Kloeckner & Co. SE	53,834	515,452
Koenig & Bauer AG	5,678	93,612
Kontron AG	29,362	130,847
Krones AG	6,921	370,664
KSB AG	90	46,896
KUKA AG	14,184	408,553
KWS Saat AG	1,046	279,048
Leifheit AG	723	22,478
Leoni AG	17,106	640,186
Loewe AG	2,442	15,755
Lotto24 (a)	666	3,066
LPKF Laser & Electronics AG	4,281	91,078
Manz Automation AG (a)	1,098	33,976
MasterFlex AG	280	1,908
Medigene AG (a)	13,692	19,277
MLP AG	27,785	180,593
Mobotix AG	2,035	37,098
Mologen AG (a)	3,125	52,062
Morphosys AG (a)	11,474	354,226
Muehlbauer Holding AG & Co. KGaA	1,254	35,860
MVV Energie AG	4,972	136,675
Nemetschek AG	2,534	109,417
Nexus AG (a)	2,076	24,275
Nordex AG	25,596	104,090
NORMA Group	9,960	269,235
OHB Technology AG	2,151	40,621
Patrizia Immobilien AG (a)	15,529	88,631
Pfeiffer Vacuum Technology AG	5,502	587,979
Pfleiderer AG (a)	22,580	4,040
PNE Wind AG	24,816	65,411
Praktiker Bau- und Heimwerkermaerkte AG (c)	21,197	37,457
Progress-Werk Oberkirch AG	617	25,390
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (a)	4,910	103,348
PVA TePla AG	3,358	10,659
QSC AG (a)	51,100	138,895
R Stahl AG	1,319	45,758
Rational AG	1,474	369,898
Rheinmetall AG	20,085	938,232

Germany—(Continued)
Rhoen Klinikum AG (a)	51,909	$1,022,366
SAF-Holland S.A. (c)	24,678	150,180
SAG Solarstrom AG (a)	2,077	6,228
Salzgitter AG	13,856	536,212
Schaltbau Holding AG	2,253	75,709
SGL Carbon AG (a) (c)	28,680	1,150,254
SHW AG	1,051	41,227
Singulus Technologies AG (a)	26,910	50,432
Sixt AG	9,029	174,939
SKW Stahl-Metallurgie Holding AG	3,478	60,986
Sky Deutschland AG (a)	122,235	491,168
SMA Solar Technology AG (c)	1,406	49,207
SMT Scharf AG	1,826	54,319
Software AG	7,193	259,213
Solar-Fabrik AG (a)	785	2,334
Solarworld AG (c)	36,593	72,085
Stada Arzneimittel AG	28,443	828,847
STRATEC Biomedical AG	3,536	162,399
Stroer Out-of-Home Media AG (a)	8,708	89,856
Suss Microtec AG (a)	11,671	112,157
Symrise AG	41,865	1,418,401
TAG Immobilien AG (c)	59,704	636,299
Takkt AG	9,946	121,627
Telegate AG	1,805	13,321
Tipp24 SE	2,223	102,598
Tom Tailor Holding AG (a)	9,075	193,783
Tomorrow Focus AG (a)	5,486	26,684
TUI AG (c)	72,955	629,736
Verbio AG (a)	9,272	21,630
Vossloh AG	4,207	387,861
VTG AG	6,281	100,150
Wacker Construction Equipment AG	13,700	193,522
Washtec AG (a)	3,397	39,727
Wincor Nixdorf AG (c)	16,507	646,486
Wirecard AG	46,991	1,079,468
XING AG (a)	1,747	84,993
zooplus AG (a)	635	26,423

		33,582,066

Greece—0.9%
Aegean Airlines S.A.	598	1,174
Alpha Bank A.E. (a)	201,317	432,147
Anek Lines S.A.	48,385	5,002
Attica Bank S.A. (a)	23,850	8,233
Bank of Cyprus plc (a)	596,049	175,192
Bank of Greece	11,668	209,966
Cyprus Popular Bank plc	374,483	16,896
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	51,248	16,860
EFG Eurobank Ergasias S.A. (a)	149,872	205,432
Ellaktor S.A.	80,800	144,675
Elval-Hellenic Aluminium Industry S.A. (a)	5,382	8,378
Folli Follie Group	18,502	215,915
Forthnet S.A. (a)	56,130	5,071
Fourlis Holdings S.A.	22,201	40,941
Frigoglass S.A.	16,556	101,198
GEK Terna S.A.	35,756	62,168
Geniki Bank (a)	24	141

MSF-90

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Greece—(Continued)
Hellenic Exchanges S.A. Holding Clearing Settlement & Registry	43,091	$194,752
Hellenic Petroleum S.A.	50,348	417,835
Hellenic Telecommunications Organization S.A.	84,089	315,654
Iaso S.A.	9,418	8,595
Intracom Holdings S.A. (a)	38,557	12,430
Intralot S.A.	76,916	129,229
JUMBO S.A.	54,864	303,564
Lamda Development S.A. (a)	205	736
Marfin Investment Group S.A.	382,614	143,241
Metka S.A.	12,895	118,587
Michaniki S.A.	26,207	5,753
Motor Oil Hellas Corinth Refineries S.A.	36,803	286,202
Mytilineos Holdings S.A.	58,222	228,183
National Bank of Greece S.A. (a)	312,620	760,006
OPAP S.A.	46,245	238,335
Piraeus Bank S.A.	568,927	256,940
Piraeus Port Authority S.A.	4,338	66,940
Proton Bank S.A.	14,856	3,532
Public Power Corp. S.A.	59,233	272,404
S&B Industrial Minerals S.A.	11,161	74,560
Sarantis S.A.	14,104	45,356
Sidenor Steel Products Manufacturing Co. S.A.	10,515	15,808
Teletypos S.A.	3,647	2,856
Terna Energy S.A.	22,487	58,578
The Athens Water Supply & Sewage Co. S.A.	19,714	102,494
Thessaloniki Water Supply & Sewage Co., S.A.	4,072	20,500
Titan Cement Co. S.A.	34,499	666,541
TT Hellenic Postbank S.A. (b)	71,180	15,367
Viohalco HCA Industry S.A.	62,493	264,659

		6,679,026

Hong Kong—2.5%
Alco Holdings, Ltd.	136,000	28,699
Allan International Holdings, Ltd.	70,000	17,214
Allied Group, Ltd.	22,000	56,177
Allied Properties HK, Ltd.	1,774,024	245,460
Apac Resources, Ltd. (a)	2,300,000	72,683
APT Satellite Holdings, Ltd. (a)	111,000	30,815
Ares Asia, Ltd. (a)	44,000	3,234
Artel Solutions Group Holdings, Ltd. (a)	540,000	6,154
Artini China Co., Ltd. (a)	18,000	418
Arts Optical International Holdings	16,000	4,663
Asia Financial Holdings, Ltd.	300,000	109,878
Asia Satellite Telecommunications Holdings, Ltd.	66,000	191,138
Asia Standard International Group	240,000	41,370
Associated International Hotels, Inc. (a)	14,000	32,499
Aupu Group Holding Co., Ltd.	246,000	18,948
Automated Systems Holdings, Ltd. (a)	32,000	4,272
Bauhaus International Holdings, Ltd.	60,000	11,772
Bel Global Resources Holdings, Ltd. (a) (b)	520,000	9,523
Bio-Dynamic Group, Ltd. (a)	222,000	18,045
Birmingham International Holdings, Ltd. (a) (b)	1,110,000	21,759
Bonjour Holdings, Ltd. (c)	718,000	95,384
Bossini International Holdings, Ltd.	438,000	23,106

Hong Kong—(Continued)
Brightoil Petroleum Holdings, Ltd. (a)	512,000	$94,780
Brookman Mining, Ltd. (a) (c)	2,516,770	152,550
Burwill Holdings, Ltd. (a)	1,294,000	16,503
Cafe de Coral Holdings, Ltd.	120,000	336,625
Century City International Holdings, Ltd.	616,000	41,240
Century Sunshine Group Holdings, Ltd.	265,000	10,932
Champion Technology Holdings, Ltd.	2,394,274	31,690
Chen Hsong Holdings, Ltd.	110,000	29,505
Cheuk Nang Holdings, Ltd.	70,822	35,027
Chevalier International Holdings, Ltd.	62,000	75,422
China Billion Resources, Ltd. (a) (b)	476,000	0
China Boon Holdings, Ltd. (a) (b)	420,000	4,767
China Daye Non-Ferrous Metals Mining, Ltd. (a)	2,374,000	96,407
China Electronics Corp. Holdings Co., Ltd.	352,000	29,072
China Energy Development Holdings, Ltd. (a) (c)	2,272,000	30,732
China Environmental Energy Investment, Ltd. (a)	9,200	878
China Environmental Investment Holdings, Ltd. (a)	675,000	16,628
China Financial Services Holdings, Ltd. (a)	182,000	11,093
China Flavors & Fragrances Co., Ltd.	70,147	8,720
China Gamma Group, Ltd. (a)	325,000	6,660
China Infrastructure Investment, Ltd. (a)	626,000	15,049
China Metal International Holdings, Inc.	300,000	52,216
China Nuclear Industry 23 International Corp., Ltd. (a)	106,000	25,545
China Public Procurement, Ltd. (a) (b)	644,000	0
China Renji Medical Group, Ltd. (a) (b)	2,356,000	0
China Resources & Transportation Group, Ltd. (a)	3,700,000	121,463
China Solar Energy Holdings, Ltd. (a)	1,620,000	6,264
China Strategic Holdings, Ltd. (a)	770,000	14,809
China Ting Group Holdings, Ltd.	318,550	15,810
China WindPower Group, Ltd. (a)	1,800,000	46,043
China-Hongkong Photo Products Holdings, Ltd.	284,000	20,492
Chinney Investment, Ltd.	8,000	1,104
Chong Hing Bank, Ltd.	63,000	103,999
Chow Sang Sang Holdings International, Ltd. (c)	130,000	322,088
Chu Kong Shipping Development Co., Ltd.	252,000	39,644
Chuang’s China Investments, Ltd. (a)	341,000	20,446
Chuang’s Consortium International, Ltd.	446,357	55,162
Citic 1616 Holdings, Ltd.	539,000	105,608
City Telecom HK, Ltd.	218,000	51,449
CK Life Sciences International Holdings, Inc. (a)	1,478,000	135,113
CNT Group, Ltd. (a)	246,000	11,408
Continental Holdings, Ltd.	780,000	10,351
Cosmos Machinery (a)	126,000	6,744
CP Lotus Corp. (a)	1,750,000	33,829
Cross-Harbour Holdings, Ltd.	86,000	69,180
CSI Properties, Ltd.	1,584,023	66,275
CST Mining Group, Ltd. (a)	8,984,000	134,333
Culture Landmark Investment, Ltd. (a)	1,728,000	12,820
Culturecom Holdings, Ltd. (a)	375,000	71,015
Dah Sing Banking Group, Ltd.	150,400	139,259
Dah Sing Financial Holdings, Ltd.	69,600	239,226

MSF-91

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Dan Form Holdings Co., Ltd. (a)	568,000	$78,938
Dickson Concepts International, Ltd.	131,000	70,255
Dingyi Group Investment, Ltd.	455,000	11,701
Dorsett Hospitality International, Ltd.	318,000	78,331
DVN Holdings, Ltd.	240,000	7,061
Eagle Nice International Holdings, Ltd.	120,000	24,761
EcoGreen Fine Chemicals Group, Ltd.	90,000	14,514
Emperor Entertainment Hotel, Ltd.	275,000	54,145
Emperor International Holdings, Ltd.	691,250	171,961
Emperor Watch & Jewellery, Ltd. (c)	1,550,000	165,043
ENM Holdings, Ltd. (a)	556,000	45,679
EPI Holdings, Ltd. (a) (b)	522,000	14,204
Esprit Holdings, Ltd. (c)	566,600	867,255
eSun Holdings, Ltd.	332,000	44,511
EVA Precision Industrial Holdings, Ltd.	696,000	58,975
Fairwood, Ltd.	37,500	74,260
Far East Consortium	600,503	136,930
Fountain Set Holdings, Ltd.	338,000	31,362
Frasers Property China, Ltd. (a)	1,146,000	64,182
G-Resources Group, Ltd. (a)	7,494,000	323,033
Genting Hong Kong, Ltd. (a)	101,229	32,507
Get Nice Holdings, Ltd.	1,866,000	75,663
Giordano International, Ltd. (c)	798,000	669,827
Glorious Sun Enterprises, Ltd.	262,000	75,672
Gold Peak Industries Holding, Ltd.	277,714	25,608
Golden Resources Development International, Ltd.	370,000	17,366
Goldin Financial Holdings, Ltd. (a)	200,000	23,987
Goldin Properties Holdings, Ltd.	286,000	166,452
Good Fellow Resources Holdings, Ltd. (a)	190,000	5,758
Greenheart Group, Ltd.	126,000	7,962
Guangnan Holdings	264,000	29,872
Guotai Junan International Holdings, Ltd.	233,000	61,363
Haitong International Securities Group, Ltd.	125,577	41,897
Harbour Centre Development, Ltd.	86,000	124,113
HKR International, Ltd.	386,400	167,554
Hon Kwok Land Investment Co., Ltd.	140,000	53,280
Hong Kong Ferry Holdings	10,000	9,527
Hongkong Chinese, Ltd. (a)	920,000	158,991
Hsin Chong Construction Group, Ltd.	140,000	21,092
Huafeng Group Holdings, Ltd.	460,000	13,066
Hung Hing Printing Group, Ltd.	252,000	40,080
Hutchison Telecommunications Hong Kong Holdings, Ltd.	64,000	28,258
Hybrid Kinetic Group, Ltd. (a)	2,074,000	28,250
IDT International, Ltd. (a)	406,000	4,948
Imagi International Holdings, Ltd. (a)	3,275,000	43,900
IPE Group, Ltd.	170,000	13,042
IRC, Ltd. (a)	336,000	21,551
IT, Ltd.	298,000	125,994
ITC Properties Group, Ltd. (a)	81,000	25,527
Jinhui Holdings, Ltd.	70,000	12,458
Jiuzhou Development Co., Ltd.	218,000	21,878
JLF Investment Co., Ltd.	360,000	16,183
Johnson Electric Holdings, Ltd.	52,000	34,047
K Wah International Holdings, Ltd.	787,187	373,347
Kam Hing International Holdings, Ltd.	196,000	15,640
Kantone Holdings, Ltd.	930,000	7,556
Keck Seng Investments, Ltd.	94,000	40,369

Hong Kong—(Continued)
King Stone Energy Group, Ltd. (a)	566,000	$37,938
Kingmaker Footwear Holdings, Ltd.	102,000	14,588
Kingston Financial Group, Ltd. (c)	2,171,000	167,565
Ko Yo Ecological Agrotech Group, Ltd.	2,680,000	44,607
Kowloon Development Co., Ltd.	156,000	179,041
Lai Sun Development Co., Ltd. (a)	6,465,666	148,121
Lai Sun Garment International, Ltd. (a)	430,000	50,836
LAM Soon Hong Kong, Ltd.	15,000	6,819
Lee & Man Holding, Ltd.	190,000	88,415
Lee’s Pharmaceutical Holdings, Ltd.	65,000	41,764
Lerado Group Holdings Co.	202,000	19,004
Lippo China Resources, Ltd.	2,106,000	56,839
Lippo, Ltd.	122,000	53,233
Lisi Group Holdings, Ltd. (a)	400,000	11,710
Liu Chong Hing Investment, Ltd.	80,000	77,614
Luen Thai Holdings, Ltd.	156,000	20,128
Luk Fook Holdings International, Ltd. (c)	145,000	480,331
Luks Group Vietnam Holdings Co., Ltd.	68,000	14,879
Lung Cheong International Holdings, Ltd. (a)	551,254	14,318
Lung Kee Bermuda Holdings, Ltd.	74,000	24,255
Magnificent Estates, Ltd.	868,000	39,796
Man Wah Holdings, Ltd. (c)	10,400	5,653
Man Yue International Holdings, Ltd.	88,000	15,313
Matrix Holdings, Ltd.	36,000	7,893
Mei Ah Entertainment Group, Ltd.	800,000	13,439
Melco International Development, Ltd. (a)	458,000	407,256
Midland Holdings, Ltd.	380,000	225,166
Ming Fai International Holdings, Ltd.	145,000	12,333
Ming Fung Jewellery Group, Ltd.	1,370,000	63,598
Miramar Hotel & Investment Co., Ltd.	4,000	4,776
Modern Beauty Salon Holdings, Ltd.	56,000	6,148
Mongolia Energy Corp., Ltd. (a)	1,688,000	69,621
Mongolian Mining Corp. (a) (c)	514,000	233,903
Nan Nan Resources Enterprise, Ltd. (a)	142,000	14,101
National Electronic Holdings	166,000	22,242
Natural Beauty Bio-Technology, Ltd.	240,000	27,797
Neo-Neon Holdings, Ltd.	420,500	94,617
Net2Gather China Holdings, Ltd.	1,024,000	10,564
New Century Group Hong Kong, Ltd.	912,000	17,758
New Focus Auto Tech Holdings, Ltd. (a)	12,000	1,701
New Smart Energy Group, Ltd. (a)	1,700,000	12,934
New Times Energy Corp., Ltd. (a)	204,200	25,005
Newocean Energy Holdings, Ltd.	400,000	116,437
Next Media, Ltd.	318,000	31,089
Norstar Founders Group, Ltd. (b)	120,000	0
North Asia Resources Holdings, Ltd. (a) (b)	335,000	12,097
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	555,882	27,918
Oriental Watch Holdings	271,600	90,008
Pacific Andes International Holdings, Ltd. (a)	1,045,323	52,428
Pacific Basin Shipping, Ltd.	918,000	417,695
Pacific Textile Holdings, Ltd.	260,000	167,614
Paliburg Holdings, Ltd.	362,000	117,034
Pan Asia Environmental Protection Group, Ltd.	194,000	12,259
Pearl Oriental Oil, Ltd. (a)	1,170,000	103,890
Pico Far East Holdings, Ltd.	414,000	98,203
Playmates Holdings, Ltd.	36,000	20,608
PME Group, Ltd. (a)	770,000	18,444
PNG Resources Holdings, Ltd. (a)	1,520,000	20,147

MSF-92

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Polytec Asset Holdings, Ltd.	655,000	$63,126
Public Financial Holdings, Ltd.	166,000	74,378
PYI Corp., Ltd.	1,524,366	34,600
Regal Hotels International Holdings, Ltd.	454,000	195,268
Richfield Group Holdings, Ltd.	944,000	48,451
Rising Development Holdings (a)	272,000	12,979
Rivera Holdings, Ltd.	20,000	573
SA SA International Holdings, Ltd.	386,000	262,933
Sandmartin International Holdings, Ltd.	104,000	8,723
SEA Holdings, Ltd.	94,000	66,338
Shenyin Wanguo HK, Ltd.	155,000	40,438
Shenzhen High-Tech Holdings, Ltd. (a)	120,000	9,126
Shougang Concord Grand Group (a)	206,000	7,160
Shougang Concord Technology Holdings, Ltd. (a)	634,000	27,628
Shun Tak Holdings, Ltd.	795,500	306,803
Sing Tao News Corp., Ltd.	276,000	36,495
Singamas Container Holdings, Ltd.	806,000	196,540
Sino-Tech International Holdings, Ltd. (b)	2,500,000	22,569
Sinocop Resources Holdings, Ltd. (a)	390,000	29,226
Sinopoly Battery, Ltd. (a)	2,360,000	86,481
SIS International Holdings	16,000	5,417
SmarTone Telecommunications Holdings, Ltd. (c)	153,000	304,944
SOCAM Development, Ltd.	167,876	158,757
Solomon Systech International, Ltd.	656,000	17,737
Soundwill Holdings, Ltd.	10,000	17,676
South China China, Ltd.	496,000	35,182
Stella International Holdings, Ltd.	84,500	207,245
Stelux Holdings International, Ltd.	214,500	41,577
Success Universe Group, Ltd.	240,000	5,963
Sun Hing Vision Group Holdings, Ltd.	42,000	14,083
Sun Hung Kai & Co., Ltd.	389,734	201,491
Sun Innovation Holdings, Ltd.	1,950,000	19,167
Sunwah Kingsway Capital Holdings, Ltd.	340,000	5,464
Superb Summit International Timber Co., Ltd. (a)	2,315,000	66,787
Sustainable Forest Holdings, Ltd. (a) (b)	2,220,000	45,522
Symphony Holdings, Ltd.	204,000	8,156
Tai Cheung Holdings, Ltd.	250,000	183,847
Talent Property Group, Ltd. (a)	420,000	10,183
Tan Chong International, Ltd.	63,000	16,575
Tao Heung Holdings, Ltd.	40,000	21,715
Taung Gold International, Ltd. (a) (b) (c)	700,000	14,354
Texwinca Holdings, Ltd.	260,000	166,947
The United Laboratories International Holdings, Ltd.	281,000	134,008
Theme International Holdings, Ltd.	400,000	7,222
Titan Petrochemicals Group, Ltd. (b)	1,000,000	31,725
Tom Group, Ltd. (a)	628,000	85,029
Tongda Group Holdings, Ltd.	1,350,000	51,028
Town Health International Investments, Ltd.	176,000	9,985
Tradelink Electronic Commerce, Ltd.	356,000	55,554
Transport International Holdings, Ltd.	109,600	217,410
Trinity, Ltd.	392,000	261,458
TSC Offshore Group, Ltd. (a)	156,000	21,319
Tse Sui Luen Jewellery International, Ltd.	40,000	25,087
Tysan Holdings, Ltd.	104,000	20,119
Universal Technologies Holdings, Ltd.	350,000	20,762

Hong Kong—(Continued)
Up Energy Development Group, Ltd. (a)	92,000	$9,609
Upbest Group, Ltd.	8,000	856
Value Convergence Holdings, Ltd. (a)	80,000	11,052
Value Partners Group, Ltd. (c)	334,000	162,453
Varitronix International, Ltd.	164,000	55,471
Vedan International Holdings, Ltd.	296,000	18,705
Veeko International Holdings, Ltd.	460,000	11,050
Victory City International Holdings	411,139	41,331
Vision Values Holdings, Ltd.	80,000	2,043
Vitasoy International Holdings, Ltd.	380,000	330,340
VST Holdings, Ltd.	364,000	66,391
Wai Kee Holdings, Ltd. (a)	54,000	9,889
Wang On Group, Ltd.	1,780,000	21,294
Water Oasis Group, Ltd.	106,000	13,367
Win Hanverky Holdings, Ltd.	194,000	17,064
Wing On Co. International, Ltd.	46,000	115,161
Wing Tai Properties, Ltd.	280,000	185,548
WO KEE Hong Holdings, Ltd. (a)	87,500	2,920
Xinyi Glass Holdings, Ltd. (c)	686,000	317,991
Yeebo International Holdings	158,000	23,433
YGM Trading, Ltd.	48,000	107,176
Yugang International, Ltd.	1,466,000	9,463

		18,752,299

India—0.0%
Essar Energy plc (a)	16,594	30,865

Ireland—1.0%
Aer Lingus Group plc (a)	42,387	56,268
C&C Group plc	200,973	952,000
C&C Group plc	3,081	14,660
DCC plc	50,148	1,444,890
FBD Holdings plc	15,309	194,163
Glanbia plc	46,699	414,710
Glanbia plc	10,338	91,660
Grafton Group plc	110,585	481,266
IFG Group plc	54,623	98,960
Independent News & Media plc (a)	39,432	7,006
Irish Continental Group plc	6,497	149,168
Kenmare Resources plc (a)	145,693	96,407
Kingspan Group plc (a)	63,709	651,689
Paddy Power plc	27,063	2,012,140
Smurfit Kappa Group plc	81,172	818,652
United Drug plc	108,581	411,511

		7,895,150

Israel—0.9%
Africa Israel Investments, Ltd.	41,750	74,895
Africa Israel Properties, Ltd.	5,780	40,594
Africa Israel Residences, Ltd.	880	8,674
Airport City, Ltd. (a)	16,455	74,663
AL-ROV Israel, Ltd.	2,219	43,751
Allot Communications, Ltd. (a)	2,590	64,024
Alon Holdings Blue Square, Ltd.	5,473	10,676
Alrov Properties & Lodgings, Ltd.	1,554	24,310
Alvarion, Ltd. (a)	27,218	14,235
Amot Investments, Ltd.	26,459	58,715
AudioCodes, Ltd. (a)	17,523	49,500

MSF-93

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Avgol Industries 1953, Ltd.	45,163	$32,893
Azorim-Investment Development & Construction Co., Ltd.	4,438	3,978
Babylon, Ltd.	13,198	111,664
Bayside Land Corp.	326	61,515
Big Shopping Centers 2004, Ltd.	716	15,303
Biocell, Ltd. (a)	2,190	12,252
BioLine RX, Ltd. (a)	25,645	6,632
Blue Square Real Estate, Ltd.	374	7,033
Ceragon Networks, Ltd. (a)	14,799	83,896
Clal Biotechnology Industries, Ltd. (a)	14,804	41,392
Clal Industries and Investments, Ltd.	29,341	94,050
Clal Insurance Enterprise Holdings, Ltd.	9,499	104,368
Compugen, Ltd. (USD) (a)	9,735	36,604
Delek Automotive Systems, Ltd.	13,171	80,539
Delek Group, Ltd.	7	1,169
Delta-Galil Industries, Ltd.	4,939	46,584
Direct Insurance Financial Investments, Ltd.	5,783	14,033
DS Apex Holdings, Ltd.	5,193	19,611
El Al Israel Airlines	83,273	8,566
Elbit Imaging, Ltd.	4,496	10,114
Elbit Systems, Ltd.	6,308	215,828
Electra, Ltd.	834	62,780
Elron Electronic Industries	7,585	24,071
Equital, Ltd. (a)	550	3,777
Evogene, Ltd. (a)	14,363	58,497
EZchip Semiconductor, Ltd. (a)	9,853	310,512
First International Bank of Israel, Ltd.	9,599	112,766
FMS Enterprises Migun, Ltd.	910	11,289
Formula Systems 1985, Ltd.	4,463	70,877
Frutarom Industries, Ltd.	18,076	177,776
Gilat Satellite Networks, Ltd. (a)	12,836	49,813
Given Imaging, Ltd. (a)	7,424	108,543
Golf & Co., Ltd.	6,101	17,965
Granite Hacarmel Investments, Ltd.	15,628	21,944
Hadera Paper, Ltd.	1,046	38,186
Harel Insurance Investments & Financial Services, Ltd.	4,930	148,561
Hot Telecommunication System, Ltd.	7,243	68,243
Industrial Buildings Corp.	43,794	51,894
Israel Discount Bank, Ltd. (a)	199,065	237,962
Ituran Location & Control, Ltd.	7,870	92,408
Jerusalem Oil Exploration (a)	5,621	87,468
Kamada, Ltd. (a)	8,778	59,086
Kardan Yazamut (a)	51	5
Kerur Holdings, Ltd.	931	9,003
Maabarot Products, Ltd.	4,183	33,654
Magic Software Enterprises, Ltd. (a)	8,833	41,522
Matrix IT, Ltd.	17,381	69,028
Melisron, Ltd. (a)	5,041	84,071
Mellanox Technologies, Ltd. (a)	10,054	1,045,277
Menorah Mivtachim Holdings, Ltd.	12,198	79,963
Migdal Insurance & Financial Holding, Ltd.	111,865	130,875
Mizrahi Tefahot Bank, Ltd.	41,443	366,685
Naphtha Israel Petroleum Corp., Ltd. (a)	16,060	57,479
Neto ME Holdings, Ltd. (a)	1,150	35,242
Nitsba Holdings 1995, Ltd.	16,809	134,178
Nova Measuring Instruments, Ltd. (a)	10,093	78,681
Oil Refineries, Ltd.	391,005	158,385

Israel—(Continued)
Ormat Industries, Ltd.	29,986	$144,656
Osem Investments, Ltd.	13,851	190,615
Paz Oil Co., Ltd.	2,031	242,788
Plasson	1,511	38,572
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,320	70,975
Retalix, Ltd.	8,987	187,173
Scailex Corp., Ltd.	2,628	1,720
Shikun & Binui, Ltd.	79,288	123,534
Shufersal, Ltd.	34,594	83,909
Space Communication, Ltd. (a)	2,951	32,278
Strauss Group, Ltd.	14,320	152,989
Suny Electronics, Ltd.	3,311	2,884
The Israel Land Development Co., Ltd.	3,950	16,149
The Phoenix Holdings, Ltd.	26,343	47,761
Tower Semiconductor, Ltd. (a)	9,658	84,569
Union Bank of Israel, Ltd.	11,952	35,804

		7,066,903

Italy—2.7%
A2A S.p.A. (c)	51,432	25,515
ACEA S.p.A.	33,065	198,661
AcegasAps S.p.A.	8,490	57,900
Acotel Group S.p.A.	81	2,678
Aedes S.p.A. (a)	164,113	15,383
Alerion Cleanpower S.p.A.	10,865	54,748
Amplifon S.p.A.	48,850	208,080
Ansaldo STS S.p.A. (a)	42,193	346,124
Arnoldo Mondadori Editore S.p.A.	53,898	68,960
Ascopiave S.p.A.	22,740	39,209
Astaldi S.p.A.	32,469	211,233
Autogrill S.p.A.	54,430	518,631
Azimut Holding S.p.A.	49,548	572,580
Banca Carige S.p.A. (c)	267,800	258,596
Banca Finnat Euramerica S.p.A.	50,851	17,246
Banca Generali S.p.A.	20,603	276,301
Banca IFIS S.p.A.	6,177	41,735
Banca Popolare dell’Emilia Romagna Scrl	158,332	856,170
Banca Popolare dell’Etruria e del Lazio (a)	38,775	53,652
Banca Popolare di Milano Scarl (c)	1,773,934	935,600
Banca Popolare di Sondrio	147,086	867,575
Banca Profilo S.p.A.	103,313	28,979
Banco di Desio e della Brianza S.p.A.	20,306	51,623
Banco Popolare S.C.	839,831	1,264,068
BasicNet S.p.A.	9,826	21,703
Biesse S.p.A.	6,021	22,108
Bonifica Ferraresi e Imprese Agricole S.p.A.	1,095	55,026
Brembo S.p.A.	17,718	179,425
Brioschi Sviluppo Immobiliare S.p.A. (a)	34,077	3,802
Buzzi Unicem S.p.A.	39,838	442,611
Cairo Communication S.p.A.	11,446	39,129
Caltagirone Editore S.p.A.	6,273	7,977
Carraro S.p.A.	5,504	14,434
Cementir Holding S.p.A.	31,117	62,185
CIR-Compagnie Industriali Riunite S.p.A. (c)	236,036	267,497
Credito Bergamasco S.p.A.	1,543	26,749
Credito Emiliano S.p.A.	44,882	208,608
Danieli & C Officine Meccaniche S.p.A. (c)	6,526	163,753
Datalogic S.p.A.	8,267	70,150

MSF-94

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
De’Longhi S.p.A.	17,527	$205,264
DeA Capital S.p.A. (a)	18,071	29,507
DiaSorin S.p.A.	10,148	354,081
Ei Towers (a)	3,833	96,028
Engineering Ingegneria Informatica S.p.A.	2,413	76,255
ERG S.p.A.	32,977	238,758
Esprinet S.p.A.	18,719	77,450
Eurotech S.p.A. (a)	13,076	20,102
Falck Renewables S.p.A.	64,793	80,948
Fiera Milano S.p.A.	6,655	31,281
Finmeccanica S.p.A. (c)	224,698	1,071,075
Fondiaria-Sai S.p.A.	37,296	51,121
Gas Plus	3,786	23,376
Gemina S.p.A.	405,139	395,849
Geox S.p.A. (c)	52,589	139,369
Gruppo Editoriale L’Espresso S.p.A.	67,388	70,037
Gruppo MutuiOnline S.p.A.	5,404	24,025
Hera S.p.A. (c)	310,168	500,032
IMMSI S.p.A.	100,436	50,790
Impregilo S.p.A.	130,654	532,525
Indesit Co. S.p.A.	25,444	126,872
Industria Macchine Automatiche S.p.A.	3,443	59,532
Interpump Group S.p.A. (c)	35,866	266,670
Iren S.p.A.	195,614	112,350
Italcementi S.p.A. (c)	37,433	197,728
Italmobiliare S.p.A.	4,014	74,411
Juventus Football Club S.p.A. (a)	147,435	42,222
KME Group S.p.A.	80,757	35,607
Landi Renzo S.p.A. (c)	31,132	58,124
Lottomatica S.p.A.	23,515	518,082
Maire Tecnimont S.p.A.	117,283	99,574
Marcolin S.p.A.	7,437	42,225
Mariella Burani S.p.A. (b)	6,116	0
MARR S.p.A.	16,293	156,985
Mediaset S.p.A.	258,957	488,064
Mediolanum S.p.A. (c)	97,677	421,621
Milano Assicurazioni S.p.A. (c)	484,485	211,139
Molecular Medicine S.p.A. (a)	23,641	14,049
Nice S.p.A. (a)	9,890	32,987
Piaggio & C S.p.A.	85,698	195,121
Piccolo Credito Valtellinese Scarl	112,363	184,519
Poltrona Frau S.p.A.	22,268	26,470
Prelios S.p.A. (c)	380,157	47,321
Premafin Finanziaria S.p.A. (c)	43,094	9,206
Prima Industrie S.p.A.	243	2,678
Prysmian S.p.A.	32,912	589,189
RCS MediaGroup S.p.A. (a) (c)	83,637	142,778
Recordati S.p.A.	44,330	315,442
Reno de Medici S.p.A.	38,858	7,301
Reply S.p.A.	1,870	44,237
Retelit S.p.A. (a)	9,842	7,605
Risanamento S.p.A. (a)	12,608	2,187
Sabaf S.p.A.	1,021	11,885
SAES Getters S.p.A.	1,416	13,022
Safilo Group S.p.A.	20,664	157,879
Saras S.p.A.	199,059	252,822
SAVE S.p.A.	4,750	42,205
Seat Pagine Gialle S.p.A. (c)	402,113	4,350
Snai S.p.A. (a)	21,135	22,048

Italy—(Continued)
Societa Cattolica di Assicurazioni Scrl	24,280	$377,236
Societa Iniziative Autostradali e Servizi S.p.A.	30,419	244,762
Sogefi S.p.A.	25,543	64,948
SOL S.p.A.	13,975	79,087
Sorin S.p.A.	157,025	355,948
Telecom Italia Media S.p.A.	227,575	53,357
Tiscali S.p.A. (a) (c)	802,477	43,794
Tod’s S.p.A. (c)	4,903	531,278
Trevi Finanziaria S.p.A.	20,868	135,048
Uni Land S.p.A. (b)	4,937	0
Unione di Banche Italiane SCPA	1,037	3,851
Unipol Gruppo Finanziario S.p.A.	133,203	323,671
Vianini Lavori S.p.A.	2,113	8,225
Vittoria Assicurazioni S.p.A.	16,042	96,004
Yoox S.p.A. (a) (c)	22,641	289,599
Zignago Vetro S.p.A. (a)	14,414	85,362

		20,352,954

Japan—22.8%
1st Holdings, Inc.	2,200	14,180
A&A Material Corp. (a) (c)	23,000	19,145
A&D Co., Ltd.	9,200	30,359
Accordia Golf Co., Ltd.	483	308,404
Achilles Corp.	94,000	127,167
ADEKA Corp. (c)	44,000	330,794
Aderans Co., Ltd. (c)	10,600	144,215
Advan Co., Ltd.	6,500	67,418
Aeon Delight Co., Ltd.	9,600	211,049
Aeon Fantasy Co., Ltd.	3,100	41,985
Aeon Hokkaido Corp.	6,300	29,622
Agrex, Inc.	900	8,705
Ahresty Corp.	10,300	46,534
Ai Holdings Corp. (c)	24,600	159,437
Aica Kogyo Co., Ltd. (c)	23,600	403,082
Aichi Corp.	15,400	66,772
Aichi Steel Corp. (c)	53,000	214,230
Aichi Tokei Denki Co., Ltd. (c)	14,000	51,193
Aida Engineering, Ltd.	30,600	202,952
Aigan Co., Ltd.	6,800	26,352
Ain Pharmaciez, Inc. (c)	4,200	299,805
Aiphone Co., Ltd.	7,600	157,616
Airport Facilities Co., Ltd. (c)	13,100	59,994
Aisan Industry Co., Ltd.	14,900	117,473
Akebono Brake Industry Co., Ltd. (c)	31,700	140,852
Alconix Corp.	2,400	42,040
Alinco, Inc.	700	5,758
Allied Telesis Holdings KK	44,500	41,040
Alpen Co., Ltd.	7,200	135,298
Alpha Corp.	2,200	23,478
Alpha Systems, Inc.	2,640	34,410
Alpine Electronics, Inc. (c)	22,600	210,364
Alps Electric Co., Ltd. (c)	73,100	378,016
Alps Logistics Co., Ltd.	4,100	41,221
Altech Corp.	3,300	26,276
Amano Corp. (c)	27,000	231,521
Amiyaki Tei Co., Ltd.	17	42,069
Amuse, Inc.	2,600	41,341
Ando Corp.	43,000	44,988
Anest Iwata Corp. (c)	14,000	58,280

MSF-95

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Anrakutei Co., Ltd.	3,000	$15,448
Anritsu Corp. (c)	43,000	557,214
AOC Holdings, Inc.	23,100	66,593
Aohata Corp.	1,000	18,299
AOI Electronic Co., Ltd.	1,800	22,584
AOKI Holdings, Inc.	11,200	242,215
Aoyama Trading Co., Ltd.	29,900	571,434
Arakawa Chemical Industries, Ltd.	7,900	63,784
Arata Corp.	18,000	85,765
Araya Industrial Co., Ltd.	26,000	38,634
Arc Land Sakamoto Co., Ltd.	7,700	114,342
Arcs Co., Ltd.	12,264	284,054
Argo Graphics, Inc.	2,300	29,459
Ariake Japan Co., Ltd. (c)	5,600	125,635
Arisawa Manufacturing Co., Ltd.	18,900	43,991
Arnest One Corp. (c)	19,600	301,265
Arrk Corp. (a)	20,900	42,933
Artnature, Inc.	700	10,837
As One Corp. (c)	6,200	138,822
Asahi Co., Ltd. (c)	7,600	129,111
Asahi Diamond Industrial Co., Ltd. (c)	23,000	255,180
Asahi Holdings, Inc. (c)	9,600	160,357
Asahi Intecc Co., Ltd. (c)	4,400	139,845
Asahi Kogyosha Co., Ltd.	10,000	36,573
Asahi Net, Inc.	5,000	25,585
Asahi Organic Chemicals Industry Co., Ltd. (c)	37,000	88,475
Asahi Printing Co., Ltd.	200	5,164
Asanuma Corp.	29,000	19,819
Asatsu-DK, Inc. (c)	14,400	368,442
Asax Co., Ltd.	18	17,735
Ashimori Industry Co., Ltd. (c)	21,000	26,505
ASICS Trading Co., Ltd.	800	12,394
ASKA Pharmaceutical Co., Ltd.	12,000	62,822
ASKUL Corp.	11,100	180,366
Asunaro Aoki Construction Co., Ltd.	8,000	40,789
Atom Corp. (c)	31,000	154,724
Atsugi Co., Ltd.	85,000	97,633
Autobacs Seven Co., Ltd. (c)	12,900	582,268
Avex Group Holdings, Inc.	13,300	273,038
Axell Corp.	3,800	89,118
Azbil Corp. (c)	13,700	274,412
Bando Chemical Industries, Ltd.	44,000	152,700
Bank of the Ryukyus, Ltd. (c)	21,700	282,695
Belc Co., Ltd.	5,400	81,904
Belluna Co., Ltd.	12,700	102,963
Benefit One, Inc.	42	40,536
Best Denki Co., Ltd. (c)	24,000	41,812
BIC Camera, Inc. (c)	227	115,074
Bit-isle, Inc.	3,600	37,287
BML, Inc.	4,900	128,011
Bookoff Corp.	3,900	33,325
Bunka Shutter Co., Ltd. (c)	29,000	130,752
C Uyemura & Co., Ltd.	700	24,685
CAC Corp. (c)	7,300	62,953
Calsonic Kansei Corp. (c)	68,000	262,075
Can Do Co., Ltd.	92	123,877
Canon Electronics, Inc. (c)	8,700	191,544
Capcom Co., Ltd. (c)	21,500	445,045
Carchs Holdings Co., Ltd. (a)	28,300	11,567

Japan—(Continued)
Cawachi, Ltd.	9,000	$187,455
Central Glass Co., Ltd.	91,000	268,199
Central Security Patrols Co., Ltd.	3,300	33,160
Central Sports Co., Ltd.	2,200	32,865
CFS Corp.	4,400	20,186
Chino Corp.	14,000	35,676
Chiyoda Co., Ltd.	10,200	280,156
Chiyoda Integre Co., Ltd.	7,000	74,341
Chofu Seisakusho Co., Ltd. (c)	8,200	197,489
Chori Co., Ltd.	6,000	68,666
Chubu Shiryo Co., Ltd.	11,400	76,663
Chudenko Corp.	12,400	115,410
Chuetsu Pulp & Paper Co., Ltd.	55,000	95,880
Chugai Mining Co., Ltd.	67,700	12,967
Chugai Ro Co., Ltd. (c)	35,000	94,684
Chugoku Marine Paints, Ltd.	37,000	176,530
Chuo Denki Kogyo Co., Ltd.	11,100	42,935
Chuo Spring Co., Ltd.	16,000	57,227
CKD Corp. (c)	32,300	182,664
Clarion Co., Ltd. (c)	50,000	79,366
Cleanup Corp.	11,500	78,922
CMIC Co., Ltd.	4,900	80,777
CMK Corp. (c)	26,400	90,218
Coca-Cola Central Japan Co., Ltd.	12,900	166,387
cocokara fine, Inc.	5,900	205,635
Colowide Co., Ltd.	22,500	192,839
Computer Engineering & Consulting, Ltd.	6,100	35,866
Computer Institute of Japan, Ltd.	2,000	8,097
COMSYS Holdings Corp. (c)	5,800	80,901
COOKPAD, Inc.	1,500	43,829
Core Corp.	3,000	27,648
Corona Corp.	7,300	94,270
Cosel Co., Ltd. (c)	10,600	141,113
Cosmos Initia Co., Ltd. (a)	5,700	31,585
Cosmos Pharmaceutical Corp. (c)	3,500	320,632
Create Medic Co., Ltd.	1,800	18,524
Create SD Holdings Co., Ltd.	2,000	56,520
Cross Plus, Inc.	1,100	11,157
CTI Engineering Co., Ltd.	6,100	38,293
Cybernet Systems Co., Ltd.	39	10,603
Cybozu, Inc.	119	38,874
Dai Nippon Toryo Co., Ltd. (c)	70,000	76,952
Dai-Dan Co., Ltd. (c)	16,000	102,476
Dai-Ichi Kogyo Seiyaku Co., Ltd.	19,000	49,728
Dai-ichi Seiko Co., Ltd.	5,400	70,842
Daibiru Corp. (c)	24,500	200,403
Daido Kogyo Co., Ltd.	15,000	25,367
Daido Metal Co., Ltd. (c)	16,000	118,000
Daidoh, Ltd. (c)	11,200	70,016
Daifuku Co., Ltd.	45,500	226,940
Daihatsu Diesel Manufacturing Co., Ltd.	7,000	17,933
Daihen Corp. (c)	59,000	151,084
Daiho Corp.	31,000	34,929
Daiichi Chuo Kisen Kaisha (c)	74,000	57,714
Daiichi Jitsugyo Co., Ltd. (c)	20,000	87,346
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,600	24,019
Daiichikosho Co., Ltd.	3,400	81,622
Daiken Corp. (c)	35,000	84,451
Daiki Aluminium Industry Co., Ltd. (c)	16,000	40,870

MSF-96

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daiki Ataka Engineering Co., Ltd.	3,000	$13,665
Daiko Clearing Services Corp. (c)	3,000	11,029
Daikoku Denki Co., Ltd.	3,700	94,467
Daikokutenbussan Co., Ltd.	2,900	89,623
Daikyo, Inc. (c)	135,000	338,194
Dainichi Co., Ltd.	4,100	40,670
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	38,000	168,433
Daio Paper Corp.	40,000	247,626
Daiseki Co., Ltd.	15,900	247,029
Daiseki Eco. Solution Co., Ltd.	10	15,368
Daishinku Corp.	12,000	33,652
Daiso Co., Ltd.	39,000	109,398
Daisue Construction Co., Ltd. (a)	37,000	20,847
Daisyo Corp. (c)	4,200	54,192
Daito Electron Co., Ltd.	800	3,562
Daito Pharmaceutical Co., Ltd.	3,400	60,106
Daiwa Industries, Ltd.	15,000	69,571
Daiwabo Holdings Co., Ltd.	106,000	199,552
DC Co., Ltd.	11,500	32,544
DCM Japan Holdings Co., Ltd. (c)	43,600	290,417
Denki Kogyo Co., Ltd.	36,000	158,236
Denyo Co., Ltd.	9,800	108,193
Descente, Ltd.	24,000	142,805
Digital Garage, Inc. (c)	84	147,366
DMW Corp.	700	12,579
Doshisha Co., Ltd. (c)	6,000	174,229
Doutor Nichires Holdings Co., Ltd.	14,700	184,746
Dr. Ci:Labo Co., Ltd. (c)	62	208,984
Dream Incubator, Inc. (a)	9	7,201
DTS Corp.	12,000	163,289
Dunlop Sports Co., Ltd.	7,100	90,831
Duskin Co., Ltd. (c)	25,700	517,518
Dwango Co., Ltd. (c)	38	57,378
Dydo Drinco, Inc.	4,300	195,022
Dynic Corp.	16,000	31,561
eAccess, Ltd. (c)	978	186,818
Eagle Industry Co., Ltd. (c)	14,000	88,911
Earth Chemical Co., Ltd.	4,500	169,449
Ebara Corp. (c)	76,000	318,143
Ebara Jitsugyo Co., Ltd.	1,300	19,933
Ebara-Udylite Co., Ltd.	800	26,394
EDION Corp. (c)	49,900	220,495
Eidai Co., Ltd.	9,000	40,337
Eiken Chemical Co., Ltd. (c)	7,000	95,956
Eizo Nanao Corp. (c)	9,900	175,513
Elecom Co., Ltd. (c)	1,800	26,275
Elematec Corp. (c)	3,000	41,341
EM Systems Co., Ltd.	1,900	39,323
Emori & Co., Ltd. (c)	1,100	11,403
en-japan, Inc.	29	28,686
Endo Lightning Corp.	1,700	70,837
Enplas Corp. (c)	5,900	202,317
Enshu, Ltd. (a)	27,000	21,972
Ensuiko Sugar Refining Co., Ltd. (c)	8,000	19,676
EPS Co., Ltd. (c)	70	199,686
ESPEC Corp.	11,700	98,458
Excel Co., Ltd.	3,500	30,916
Exedy Corp. (c)	13,700	270,274

Japan—(Continued)
Ezaki Glico Co., Ltd. (c)	15,000	$185,628
F&A Aqua Holdings, Inc.	10,000	102,751
F-Tech, Inc.	2,900	47,074
F@ N Communications, Inc.	14	21,393
Faith, Inc.	321	34,793
Falco Biosystems, Ltd.	4,300	51,201
Fancl Corp. (c)	16,000	187,646
FCC Co., Ltd. (c)	14,900	239,451
FDK Corp. (a) (c)	53,000	46,148
Ferrotec Corp. (c)	5,300	20,185
FIDEA Holdings Co., Ltd.	75,010	154,966
First Juken Co., Ltd.	3,200	34,188
Foster Electric Co., Ltd. (c)	11,000	168,555
FP Corp. (c)	5,500	433,487
France Bed Holdings Co., Ltd. (c)	60,000	129,100
Fudo Tetra Corp. (c)	66,800	89,797
Fuji Co., Ltd./Ehime (c)	7,500	168,857
Fuji Corp., Ltd.	10,900	59,953
Fuji Electronics Co., Ltd.	5,600	76,867
Fuji Kiko Co., Ltd. (a)	13,000	35,503
Fuji Kosan Co., Ltd. (a)	4,600	27,159
Fuji Kyuko Co., Ltd. (c)	16,000	102,220
Fuji Oil Co., Ltd. (c)	29,100	405,964
Fuji Seal International, Inc.	9,800	202,955
Fuji Soft, Inc. (c)	10,400	216,728
Fujibo Holdings, Inc. (c)	45,000	161,503
Fujico Co., Ltd.	11,000	147,419
Fujikura Kasei Co., Ltd.	14,000	60,068
Fujikura, Ltd. (c)	175,000	521,177
Fujimi, Inc.	9,900	146,066
Fujimori Kogyo Co., Ltd.	5,200	115,552
Fujita Kanko, Inc. (c)	27,000	91,485
Fujitec Co., Ltd.	29,000	169,472
Fujitsu Frontech, Ltd.	10,500	58,068
Fujitsu General, Ltd. (c)	23,000	203,793
Fujiya Co., Ltd. (a) (c)	57,000	142,415
FuKoKu Co., Ltd.	4,100	38,287
Fukuda Corp.	14,000	56,698
Fukushima Industries Corp.	2,500	41,645
Fukuyama Transporting Co., Ltd. (c)	74,000	409,632
Fumakilla, Ltd.	8,000	27,753
Funai Consulting Co., Ltd.	9,300	62,772
Funai Electric Co., Ltd. (c)	7,900	111,363
Furukawa Battery Co., Ltd. (a) (c)	10,000	45,469
Furukawa Co., Ltd.	166,000	153,045
Furukawa-Sky Aluminum Corp. (c)	39,000	99,652
Furuno Electric Co., Ltd.	7,600	29,830
Furusato Industries, Ltd.	3,600	34,537
Furuya Metal Co., Ltd.	200	5,749
Fuso Pharmaceutical Industries, Ltd. (c)	34,000	115,849
Futaba Corp. (c)	15,900	204,900
Futaba Industrial Co., Ltd. (c)	29,200	118,146
Future Architect, Inc.	90	34,508
Fuyo General Lease Co., Ltd.	8,000	233,923
G-Tekt Corp.	2,500	52,933
Gakken Co., Ltd. (c)	23,000	60,009
Gecoss Corp.	7,700	45,484
Genki Sushi Co., Ltd.	2,200	28,337
Geo Corp. (c)	147	168,352

MSF-97

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
GLOBERIDE, Inc.	45,000	$52,455
Glory, Ltd.	23,600	550,668
GMO internet, Inc.	30,400	206,328
GMO Payment Gateway, Inc. (c)	2,900	52,205
Godo Steel, Ltd.	81,000	133,782
Goldcrest Co., Ltd. (c)	8,830	135,870
Goldwin, Inc. (a) (c)	18,000	109,094
Gourmet Kineya Co., Ltd.	3,000	20,277
GSI Creos Corp. (a)	28,000	36,505
Gulliver International Co., Ltd. (c)	3,360	95,983
Gun-Ei Chemical Industry Co., Ltd.	27,000	69,702
GungHo Online Entertainment, Inc. (a)	18	73,457
Gunze, Ltd. (c)	90,000	230,951
Gurunavi, Inc. (c)	3,000	33,954
H-One Co., Ltd.	2,200	19,161
H2O Retailing Corp. (c)	22,000	251,369
HABA Laboratories, Inc.	100	3,411
Hagihara Industries, Inc.	1,300	21,100
Hajime Construction Co., Ltd.	1,000	35,239
Hakudo Co., Ltd.	500	4,724
Hakuto Co., Ltd.	8,500	77,968
Hakuyosha Co., Ltd.	2,000	5,391
Hamakyorex Co., Ltd.	3,300	103,487
Hanwa Co., Ltd. (c)	96,000	333,164
Happinet Corp.	6,000	49,956
Harashin Narus Holdings Co., Ltd.	6,000	112,359
Hard Off Corp. Co., Ltd.	3,800	25,639
Harima Chemicals, Inc.	7,100	33,825
Haruyama Trading Co., Ltd.	2,300	11,905
Haseko Corp.	605,500	386,279
Hayashikane Sangyo Co., Ltd.	26,000	20,640
Hazama Corp.	42,000	87,181
Heiwa Real Estate Co., Ltd.	22,200	255,501
Heiwado Co., Ltd.	15,200	220,764
HI-LEX Corp.	3,600	52,339
Hibiya Engineering, Ltd. (c)	12,600	164,006
Hiday Hidaka Corp.	4,560	74,912
Higashi Nihon House Co., Ltd.	15,000	59,456
Himaraya Co., Ltd.	800	6,692
Hioki EE Corp.	3,700	63,957
Hiramatsu, Inc.	43	41,097
Hirano Tecseed Co., Ltd.	500	2,751
HIS Co., Ltd.	9,900	310,788
Hisaka Works, Ltd.	12,000	82,762
Hitachi Cable, Ltd. (c)	92,000	123,468
Hitachi Koki Co., Ltd. (c)	23,900	182,095
Hitachi Kokusai Electric, Inc. (c)	24,000	158,911
Hitachi Medical Corp.	9,000	106,953
Hitachi Metals Techno, Ltd.	2,000	13,244
Hitachi Tool Engineering, Ltd.	7,200	63,616
Hitachi Zosen Corp. (a)	323,500	372,405
Hochiki Corp.	4,000	20,867
Hodogaya Chemical Co., Ltd.	24,000	49,951
Hogy Medical Co., Ltd. (c)	6,000	322,021
Hohsui Corp.	31,000	39,300
Hokkaido Gas Co., Ltd.	24,000	73,792
Hokkan Holdings, Ltd.	26,000	77,850
Hokko Chemical Industry Co., Ltd.	8,000	23,886
Hokuetsu Industries Co., Ltd.	4,000	9,018

Japan—(Continued)
Hokuetsu Paper Mills, Ltd. (c)	57,000	$282,484
Hokuriku Electric Industry Co., Ltd.	37,000	39,607
Hokuriku Electrical Construction Co., Ltd.	1,000	2,891
Hokuriku Gas Co., Ltd.	5,000	13,140
Hokuto Corp. (c)	9,900	209,243
Honeys Co., Ltd. (c)	9,040	138,654
Honshu Chemical Industry Co., Ltd.	2,000	10,533
Hoosiers Corp.	135	91,563
Horiba, Ltd. (c)	12,700	373,391
Hosiden Corp.	34,700	192,268
Hosokawa Micron Corp.	16,000	88,052
Howa Machinery, Ltd.	56,000	53,060
Hulic Co., Ltd.	41,400	250,107
Hurxley Corp.	800	6,137
I-Net Corp.	3,200	24,349
IBJ Leasing Co., Ltd. (c)	7,200	179,076
Ichibanya Co., Ltd. (c)	3,500	111,000
Ichigo Group Holdings Co., Ltd. (a)	60	6,896
Ichikoh Industries, Ltd.	26,000	39,883
Ichinen Holdings Co., Ltd.	8,600	48,469
Ichiyoshi Securities Co., Ltd. (c)	19,100	95,103
Icom, Inc.	4,400	106,313
IDEC Corp. (c)	13,600	118,108
Ihara Chemical Industry Co., Ltd.	19,000	96,778
Iida Home Max (c)	11,100	103,076
Iino Kaiun Kaisha, Ltd. (c)	40,100	137,353
Ikyu Corp.	70	32,641
Imasen Electric Industrial	8,300	104,704
Imperial Hotel, Ltd.	650	17,526
Inaba Denki Sangyo Co., Ltd. (c)	7,800	222,553
Inaba Seisakusho Co., Ltd.	6,900	87,607
Inabata & Co., Ltd.	26,900	174,321
Inageya Co., Ltd.	11,000	136,260
INES Corp.	18,100	110,669
Infocom Corp.	21	23,084
Information Services International-Dentsu, Ltd.	7,300	74,348
Innotech Corp.	7,800	34,061
Intage, Inc.	3,500	74,664
Internet Initiative Japan, Inc. (c)	10,800	293,852
Inui Steamship Co., Ltd.	13,300	32,852
Iriso Electronics Co., Ltd.	2,300	32,737
Ise Chemical Corp. (c)	4,000	22,276
Iseki & Co., Ltd. (c)	105,000	254,113
Ishihara Sangyo Kaisha, Ltd. (a) (c)	171,000	131,377
Ishii Iron Works Co., Ltd.	11,000	17,996
Ishizuka Glass Co., Ltd.	5,000	8,853
IT Holdings Corp.	41,900	543,084
ITC Networks Corp. (c)	8,300	62,454
ITFOR, Inc.	10,300	37,414
Ito En, Ltd. (c)	18,400	367,266
Itochu Enex Co., Ltd. (c)	24,900	132,581
Itochu-Shokuhin Co., Ltd.	2,600	96,940
Itoham Foods, Inc. (c)	62,000	271,673
Itoki Corp. (c)	22,700	134,716
Iwai Securities Co., Ltd.	8,600	31,069
Iwaki & Co., Ltd.	14,000	30,672
Iwasaki Electric Co., Ltd.	38,000	57,417
IWATANI Corp. (c)	80,000	290,067
Iwatsu Electric Co., Ltd.	43,000	31,395

MSF-98

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Izumiya Co., Ltd.	38,000	$193,275
Izutsuya Co., Ltd. (a)	46,000	27,996
J Trust Co., Ltd.	1,100	12,737
J-Oil Mills, Inc. (c)	56,000	155,683
Jalux, Inc.	2,100	23,275
Janome Sewing Machine Co., Ltd.	96,000	68,584
Japan Airport Terminal Co., Ltd. (c)	18,100	214,273
Japan Asia Investment Co., Ltd. (c)	55,000	33,099
Japan Aviation Electronics Industry, Ltd. (c)	23,000	193,206
Japan Bridge Corp. (a) (c)	29,350	97,744
Japan Carlit Co., Ltd.	7,300	36,827
Japan Cash Machine Co., Ltd. (c)	7,500	69,473
Japan Digital Laboratory Co., Ltd.	11,600	125,624
Japan Drilling Co., Ltd. (c)	2,500	70,313
Japan Foundation Engineering Co., Ltd.	14,100	44,248
Japan Medical Dynamic Marketing, Inc.	3,000	9,305
Japan Oil Transportation Co., Ltd.	1,000	2,370
Japan Pulp & Paper Co., Ltd. (c)	34,000	114,253
Japan Pure Chemical Co., Ltd.	21	51,386
Japan Radio Co., Ltd.	25,000	61,185
Japan Transcity Corp.	21,000	76,405
Japan Vilene Co., Ltd.	13,000	57,553
Jastec Co., Ltd.	5,100	34,456
JBCC Holdings, Inc.	7,500	51,971
JCR Pharmaceuticals Co., Ltd.	1,100	13,764
Jeol, Ltd.	32,000	71,724
JFE Shoji Trade Corp. (c)	45,000	163,762
Jidosha Buhin Kogyo Co., Ltd.	5,000	16,200
JK Holdings Co., Ltd.	2,600	15,327
JMS Co., Ltd.	13,000	42,826
Joban Kosan Co., Ltd. (c)	23,000	32,942
Joshin Denki Co., Ltd. (c)	19,000	224,237
JP-Holdings, Inc. (c)	4,800	62,099
JSP Corp.	10,700	157,063
Juki Corp. (c)	70,000	88,719
Justsystems Corp. (a)	11,500	27,104
JVC KENWOOD Holdings, Inc. (c)	81,800	292,162
kabu.com Securities Co., Ltd. (c)	39,100	113,644
Kadokawa Group Holdings, Inc. (c)	7,800	230,717
Kaga Electronics Co., Ltd. (c)	11,800	114,201
Kaken Pharmaceutical Co., Ltd. (c)	39,000	582,369
Kameda Seika Co., Ltd.	6,500	163,056
Kamei Corp. (c)	15,000	145,403
Kanaden Corp.	11,000	68,776
Kanagawa Chuo Kotsu Co., Ltd.	15,000	92,166
Kanamoto Co., Ltd.	15,000	173,955
Kandenko Co., Ltd.	48,000	229,135
Kanematsu Corp. (a) (c)	218,000	254,024
Kanematsu Electronics, Ltd. (c)	7,500	83,782
Kanematsu-NNK Corp. (a) (c)	18,000	28,851
Kansai Urban Banking Corp.	29,000	38,625
Kanto Denka Kogyo Co., Ltd. (c)	23,000	36,810
Kanto Natural Gas Development, Ltd.	13,000	71,111
Kappa Create Co., Ltd. (c)	6,000	137,065
Kasai Kogyo Co., Ltd.	12,000	49,781
Kasumi Co., Ltd.	22,300	148,280
Katakura Chikkarin Co., Ltd.	8,000	20,220
Katakura Industries Co., Ltd.	12,400	115,488
Kato Sangyo Co., Ltd. (c)	9,500	182,472

Japan—(Continued)
Kato Works Co., Ltd.	27,000	$71,368
KAWADA TECHNOLOGIES, Inc.	1,400	20,609
Kawai Musical Instruments Manufacturing Co., Ltd.	44,000	100,020
Kawasaki Kinkai Kisen Kaisha	7,000	16,445
Kawasaki Kisen Kaisha, Ltd. (c)	367,000	460,404
Kawasumi Laboratories, Inc.	6,700	39,067
Keihanshin Real Estate Co., Ltd.	9,700	44,106
Keihin Corp. (c)	19,400	226,104
Keiyo Co., Ltd. (c)	16,200	93,416
Kenedix, Inc. (c)	1,358	157,988
Kentucky Fried Chicken Japan, Ltd.	4,000	105,587
KEY Coffee, Inc. (c)	8,400	164,221
KI Holdings Co., Ltd.	7,000	8,775
Kimoto Co., Ltd.	8,900	46,895
Kimura Chemical Plants Co., Ltd.	7,500	25,238
King Jim Co., Ltd.	5,800	46,374
Kinki Nippon Tourist Co., Ltd. (c)	34,000	43,800
Kinki Sharyo Co., Ltd.	21,000	67,777
Kintetsu World Express, Inc. (c)	6,500	207,962
Kinugawa Rubber Industrial Co., Ltd. (c)	21,000	110,519
Kirayaka Bank, Ltd.	49,500	65,332
Kisoji Co., Ltd. (c)	10,800	227,704
Kissei Pharmaceutical Co., Ltd. (c)	14,600	260,541
Kitagawa Iron Works Co., Ltd.	44,000	72,694
Kitano Construction Corp.	22,000	50,454
Kito Corp.	49	39,369
Kitz Corp.	49,300	211,491
Kiyo Holdings, Inc.	335,000	484,779
KOA Corp. (c)	17,900	152,226
Koatsu Gas Kogyo Co., Ltd.	14,000	79,811
Kohnan Shoji Co., Ltd. (c)	16,800	198,417
Kohsoku Corp.	4,000	35,928
Koike Sanso Kogyo Co., Ltd.	7,000	17,350
Kojima Co., Ltd. (c)	12,000	32,587
Kokusai Co., Ltd.	500	3,908
Kokuyo Co., Ltd. (c)	44,600	361,317
KomaiHaltec, Inc.	20,000	52,768
Komatsu Seiren Co., Ltd.	19,000	92,390
Komatsu Wall Industry Co., Ltd.	3,800	49,378
Komeri Co., Ltd. (c)	14,000	355,610
Komori Corp. (c)	41,600	211,029
Konaka Co., Ltd. (c)	8,300	76,110
Kondotec, Inc.	7,100	44,060
Konishi Co., Ltd.	8,500	130,340
Kosaido Co., Ltd.	3,700	12,172
Kose Corp. (c)	13,300	309,931
Kosei Securities Co., Ltd.	22,000	20,554
Kourakuen Corp. (c)	5,000	75,966
Krosaki Harima Corp. (c)	24,000	63,610
KRS Corp.	3,700	41,955
KU Holdings Co., Ltd.	700	4,009
Kumagai Gumi Co., Ltd.	90,000	80,552
Kumiai Chemical Industry Co., Ltd. (c)	26,000	131,431
Kura Corp.	5,500	79,523
Kurabo Industries, Ltd.	125,000	204,929
KUREHA Corp.	56,000	222,413
Kurimoto, Ltd.	63,000	217,033
Kuroda Electric Co., Ltd.	16,000	193,787

MSF-99

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kusuri No Aoki Co., Ltd. (c)	1,700	$82,496
KYB Co., Ltd. (c)	69,000	245,503
Kyoden Co., Ltd.	3,200	4,713
Kyodo Printing Co., Ltd.	43,000	99,913
Kyodo Shiryo Co., Ltd.	30,000	35,486
Kyoei Steel, Ltd. (c)	9,200	161,831
Kyoei Tanker Co., Ltd. (c)	9,000	18,310
Kyokuto Boeki Kaisha, Ltd.	9,000	14,638
Kyokuto Kaihatsu Kogyo Co., Ltd. (c)	20,200	168,912
Kyokuto Securities Co., Ltd.	11,900	86,254
Kyokuyo Co., Ltd.	41,000	90,887
Kyorin Co., Ltd.	25,000	615,826
Kyoritsu Maintenance Co., Ltd.	5,300	117,189
Kyoritsu Printing Co., Ltd. (c)	6,800	21,689
Kyosan Electric Manufacturing Co., Ltd.	27,000	92,500
Kyoto Kimono Yuzen Co., Ltd.	6,200	76,527
Kyowa Electronics Instruments Co., Ltd.	8,000	25,272
Kyowa Exeo Corp. (c)	40,900	482,982
Kyowa Leather Cloth Co., Ltd.	3,300	11,455
Kyudenko Corp.	23,000	112,930
Laox Co., Ltd. (a)	49,000	15,636
Lasertec Corp.	4,300	81,941
LEC, Inc.	3,200	42,149
Leopalace21 Corp.	75,300	226,560
Life Corp.	15,500	243,193
Lintec Corp.	12,100	220,322
Lion Corp.	40,000	232,781
Look, Inc. (a) (c)	17,000	112,127
Macnica, Inc.	5,700	118,695
Macromill, Inc. (c)	11,400	143,438
Maeda Corp. (c)	66,000	312,122
Maeda Road Construction Co., Ltd.	31,000	403,558
Maezawa Kasei Industries Co., Ltd.	6,800	76,631
Maezawa Kyuso Industries Co., Ltd.	4,700	66,069
Makino Milling Machine Co., Ltd. (c)	48,000	216,236
Mamiya-Op Co., Ltd. (a)	21,000	39,538
Mandom Corp. (c)	7,500	196,218
Mars Engineering Corp. (c)	4,300	112,600
Marubun Corp.	7,200	30,716
Marudai Food Co., Ltd.	60,000	222,129
Maruei Department Store Co., Ltd.	19,000	19,741
Marufuji Sheet Piling Co., Ltd.	13,000	29,430
Maruha Nichiro Holdings, Inc.	177,000	284,759
Maruka Machinery Co., Ltd.	2,400	29,068
Marukyu Co., Ltd.	700	7,117
Marusan Securities Co., Ltd.	33,700	100,108
Maruwa Co., Ltd. (c)	4,400	140,124
Maruyama Manufacturing Co.Inc	18,000	34,970
Maruzen CHI Holdings Co., Ltd. (a) (c)	18,800	53,994
Maruzen Showa Unyu Co., Ltd.	31,000	102,436
Marvelous AQL, Inc.	118	29,658
Matsuda Sangyo Co., Ltd.	7,400	105,154
Matsui Construction Co., Ltd.	9,000	37,764
Matsui Securities Co., Ltd. (c)	52,900	337,268
Matsumotokiyoshi Holdings Co., Ltd. (c)	13,300	328,316
Matsuya Co., Ltd. (c)	15,500	173,093
Matsuya Foods Co., Ltd.	3,900	72,987
Max Co., Ltd.	18,000	211,665
Maxvalu Tokai Co., Ltd.	5,000	71,985

Japan—(Continued)
MEC Co., Ltd.	7,000	$20,163
Medical System Network Co., Ltd. (c)	2,700	20,182
Megachips Corp. (c)	10,100	223,138
Megane TOP Co., Ltd. (c)	16,200	187,032
Megmilk Snow Brand Co., Ltd. (c)	19,000	336,605
Meidensha Corp.	75,000	256,890
Meiji Shipping Co., Ltd. (c)	8,500	31,567
Meiko Electronics Co., Ltd. (c)	3,600	27,932
Meiko Network Japan Co., Ltd.	7,200	74,687
Meisei Electric Co., Ltd. (a) (c)	24,000	21,486
Meisei Industrial Co., Ltd. (c)	7,000	19,756
Meitec Corp. (c)	14,000	318,344
Meito Sangyo Co., Ltd.	4,500	61,052
Meito Transportation Co., Ltd.	1,400	10,786
Meiwa Corp. (c)	8,600	39,018
Meiwa Estate Co., Ltd.	8,300	37,227
Melco Holdings, Inc. (c)	5,600	108,197
Message Co., Ltd. (c)	20	72,465
Micronics Japan Co., Ltd. (a)	3,800	9,765
Mikuni Coca-Cola Bottling Co., Ltd. (c)	14,900	130,532
Milbon Co., Ltd. (c)	5,000	167,496
Mimasu Semiconductor Industry Co., Ltd.	9,300	70,878
Minebea Co., Ltd. (c)	59,000	198,650
Ministop Co., Ltd. (c)	7,100	118,249
Miraial Co., Ltd.	1,700	28,766
Mirait Holdings Corp. (c)	31,200	251,175
Misawa Homes Co., Ltd. (a)	15,900	240,862
Mitani Corp.	9,700	112,204
Mito Securities Co., Ltd.	32,000	58,564
Mitsuba Corp.	19,000	126,384
Mitsubishi Kakoki Kaisha, Ltd.	36,000	58,540
Mitsubishi Paper Mills, Ltd. (c)	162,000	138,530
Mitsubishi Pencil Co., Ltd.	8,300	156,398
Mitsubishi Research Institute, Inc. (c)	1,900	40,244
Mitsubishi Shokuhin Co., Ltd.	3,500	91,358
Mitsubishi Steel Manufacturing Co., Ltd.	73,000	132,712
Mitsuboshi Belting Co., Ltd.	28,000	163,538
Mitsui Engineering & Shipbuilding Co., Ltd. (c)	378,000	433,412
Mitsui High-Tec, Inc. (c)	15,700	108,328
Mitsui Home Co., Ltd. (c)	14,000	72,930
Mitsui Knowledge Industry Co., Ltd.	338	57,744
Mitsui Matsushima Co., Ltd. (c)	63,000	88,739
Mitsui Mining & Smelting Co., Ltd. (c)	256,000	540,380
Mitsui Sugar Co., Ltd.	54,000	179,868
Mitsui-Soko Co., Ltd.	53,000	179,031
Mitsumi Electric Co., Ltd. (c)	47,100	251,546
Mitsumura Printing Co., Ltd.	5,000	15,357
Mitsuuroko Co., Ltd.	13,800	104,856
Miura Co., Ltd. (c)	12,700	307,451
Miyachi Corp.	6,100	40,354
Miyaji Engineering Group, Inc. (a) (c)	27,000	43,300
Miyoshi Oil & Fat Co., Ltd.	40,000	49,412
Mizuno Corp.	36,000	180,285
Mochida Pharmaceutical Co., Ltd. (c)	33,000	408,341
Modec, Inc.	8,400	165,223
Monex Beans Holdings, Inc. (c)	1,102	179,595
Mori Seiki Co., Ltd. (c)	42,200	267,396
Morinaga & Co., Ltd. (c)	75,000	172,888
Morinaga Milk Industry Co., Ltd.	100,000	340,845

MSF-100

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Morita Holdings Corp.	17,000	$129,389
Morozoff, Ltd.	13,000	45,948
Mory Industries, Inc.	18,000	55,114
MOS Food Services, Inc. (c)	10,200	201,773
Moshi Moshi Hotline, Inc.	20,900	302,571
Mr Max Corp.	10,500	42,135
MTI, Ltd.	30	28,859
Murakami Corp.	3,000	35,370
Musashi Seimitsu Industry Co., Ltd. (c)	10,000	182,107
Mutoh Holdings Co., Ltd. (a) (c)	11,000	25,780
NAC Co., Ltd.	2,100	50,445
Nachi-Fujikoshi Corp. (c)	77,000	222,753
Nafco Co., Ltd.	100	1,792
Nagaileben Co., Ltd.	7,200	113,620
Nagano Keiki Co., Ltd.	3,600	32,891
Nagatanien Co., Ltd.	12,000	121,046
Nagawa Co., Ltd.	800	14,989
Nakabayashi Co., Ltd.	24,000	56,073
Nakamuraya Co., Ltd. (c)	21,000	111,014
Nakano Corp.	4,000	7,017
Nakayama Steel Works, Ltd.	63,000	31,785
Nakayamafuku Co., Ltd.	600	4,786
Namura Shipbuilding Co., Ltd.	3,900	12,090
Natori Co., Ltd.	2,800	30,309
NEC Fielding, Ltd.	8,300	101,442
NEC Leasing, Ltd.	5,500	75,355
NEC Mobiling, Ltd. (c)	4,300	168,876
NEC Networks & System Integration Corp.	9,900	165,662
NET One Systems Co., Ltd. (c)	37,400	470,846
Neturen Co., Ltd. (c)	15,700	96,631
New Japan Chemical Co., Ltd. (c)	15,400	74,483
Nice Holdings, Inc.	36,000	82,066
Nichia Steel Works, Ltd.	13,000	31,262
Nichias Corp.	43,000	229,669
Nichiban Co., Ltd.	14,000	46,452
Nichicon Corp. (c)	27,200	189,000
Nichiden Corp.	4,000	110,449
Nichiha Corp.	12,300	151,238
Nichii Gakkan Co. (c)	16,100	154,873
Nichimo Co., Ltd.	16,000	32,620
Nichirei Corp. (c)	130,000	711,053
Nichireki Co., Ltd. (c)	13,000	66,661
Nidec Copal Corp. (c)	6,500	52,006
Nidec Copal Electronics Corp.	8,300	44,610
Nidec Sankyo Corp.	16,000	80,164
Nidec-Tosok Corp.	6,300	50,596
Nifco, Inc. (c)	21,400	494,119
NIFTY Corp.	36	64,481
Nihon Chouzai Co., Ltd.	1,150	30,304
Nihon Dempa Kogyo Co., Ltd. (c)	9,600	107,262
Nihon Eslead Corp.	4,100	33,933
Nihon Kagaku Sangyo Co., Ltd.	3,000	19,220
Nihon Kohden Corp.	16,800	582,899
Nihon M&A Center, Inc.	5,000	144,958
Nihon Nohyaku Co., Ltd. (c)	26,000	125,396
Nihon Parkerizing Co., Ltd.	22,000	332,426
Nihon Plast Co., Ltd.	2,500	15,050
Nihon Shokuhin Kako Co., Ltd.	3,000	11,879
Nihon Tokushu Toryo Co., Ltd.	2,200	9,429

Japan—(Continued)
Nihon Trim Co., Ltd.	1,200	$31,165
Nihon Unisys, Ltd. (c)	29,000	208,728
Nihon Yamamura Glass Co., Ltd. (c)	54,000	128,692
Nikkato Corp.	300	1,876
Nikkiso Co., Ltd. (c)	28,000	345,017
Nikko Co., Ltd. (c)	14,000	54,721
Nippo Corp. (c)	31,000	359,353
Nippon Beet Sugar Manufacturing Co., Ltd. (c)	71,000	138,054
Nippon Carbide Industries Co., Inc. (a)	43,000	55,060
Nippon Carbon Co., Ltd.	62,000	113,538
Nippon Ceramic Co., Ltd.	8,500	106,377
Nippon Chemi-Con Corp. (c)	75,000	124,794
Nippon Chemical Industrial Co., Ltd.	49,000	60,016
Nippon Chemiphar Co., Ltd.	14,000	85,195
Nippon Coke & Engineering Co.	126,500	158,852
Nippon Columbia Co., Ltd. (a)	81,000	22,725
Nippon Concrete Industries Co., Ltd.	14,000	43,569
Nippon Conveyor Co., Ltd.	24,000	21,521
Nippon Denko Co., Ltd.	51,000	129,075
Nippon Densetsu Kogyo Co., Ltd.	21,000	203,729
Nippon Denwa Shisetsu Co., Ltd.	22,000	69,681
Nippon Felt Co., Ltd.	6,000	30,826
Nippon Filcon Co., Ltd.	5,200	25,401
Nippon Fine Chemical Co., Ltd.	5,800	40,644
Nippon Flour Mills Co., Ltd.	58,000	258,566
Nippon Formula Feed Manufacturing Co., Ltd.	32,000	41,803
Nippon Gas Co., Ltd. (c)	13,200	197,984
Nippon Hume Corp.	11,000	51,995
Nippon Jogesuido Sekkei Co., Ltd. (c)	28	37,278
Nippon Kanzai Co., Ltd.	2,600	51,267
Nippon Kasei Chemical Co., Ltd.	18,000	22,593
Nippon Kinzoku Co., Ltd.	29,000	40,107
Nippon Kodoshi Corp.	700	6,232
Nippon Koei Co., Ltd.	42,000	149,760
Nippon Konpo Unyu Soko Co., Ltd.	28,400	367,730
Nippon Koshuha Steel Co., Ltd.	47,000	46,952
Nippon Light Metal Co., Ltd. (c)	254,000	247,360
Nippon Metal Industry Co., Ltd. (c)	66,000	38,903
Nippon Paper Group, Inc. (c)	12,500	147,400
Nippon Parking Development Co., Ltd.	803	41,821
Nippon Pillar Packing Co., Ltd.	13,000	88,559
Nippon Piston Ring Co., Ltd.	43,000	71,151
Nippon Rietec Co., Ltd.	5,000	23,735
Nippon Seiki Co., Ltd.	21,000	209,826
Nippon Seiro Co., Ltd.	2,000	5,804
Nippon Seisen Co., Ltd.	10,000	41,033
Nippon Sharyo, Ltd. (c)	32,000	112,287
Nippon Sheet Glass Co., Ltd. (c)	393,000	272,530
Nippon Shinyaku Co., Ltd.	27,000	343,826
Nippon Signal Co., Ltd. (c)	29,200	179,574
Nippon Soda Co., Ltd.	66,000	284,785
Nippon Steel Trading Co., Ltd.	30,000	73,919
Nippon Suisan Kaisha, Ltd. (c)	103,700	223,161
Nippon Thompson Co., Ltd. (c)	45,000	152,117
Nippon Tungsten Co., Ltd.	9,000	15,784
Nippon Valqua Industries, Ltd.	40,000	109,839
Nippon Yakin Kogyo Co., Ltd.	89,000	79,489
Nippon Yusoki Co., Ltd.	11,000	31,282

MSF-101

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nipro Corp. (c)	55,400	$353,951
Nishimatsu Construction Co., Ltd.	170,000	259,723
Nishimatsuya Chain Co., Ltd. (c)	26,500	220,976
Nishio Rent All Co., Ltd.	1,200	13,550
Nissan Shatai Co., Ltd. (c)	36,000	403,016
Nissan Tokyo Sales Holdings Co., Ltd. (a) (c)	11,000	48,694
Nissei Corp.	10,500	97,208
Nissei Plastic Industrial Co., Ltd.	5,600	22,443
Nissen Holdings Co., Ltd. (c)	17,900	74,524
Nissha Printing Co., Ltd. (c)	16,400	152,862
Nisshin Fudosan Co.	8,400	49,053
Nisshin Steel Co., Ltd. (c)	170,000	182,983
Nisshinbo Holdings, Inc. (c)	16,000	105,303
Nissin Corp.	38,000	100,042
Nissin Electric Co., Ltd. (c)	21,000	124,518
Nissin Kogyo Co., Ltd. (c)	16,400	213,438
Nissin Sugar Holdings Co., Ltd. (a)	1,800	34,508
Nissui Pharmaceutical Co., Ltd.	4,900	49,903
Nitta Corp.	10,100	159,571
Nittan Valve Co., Ltd.	6,300	20,980
Nittetsu Mining Co., Ltd.	33,000	135,718
Nitto Boseki Co., Ltd. (c)	88,000	295,491
Nitto Fuji Flour Milling Co., Ltd.	4,000	15,338
Nitto Kogyo Corp. (c)	15,100	233,052
Nitto Kohki Co., Ltd. (c)	5,300	125,255
Nitto Seiko Co., Ltd.	12,000	32,403
Nittoc Construction Co., Ltd.	8,750	27,108
Nittoku Engineering Co., Ltd.	5,300	61,215
Noevir Holdings Co., Ltd. (a)	9,900	142,057
NOF Corp. (c)	75,000	361,207
Nohmi Bosai, Ltd. (c)	13,000	84,319
Nomura Co., Ltd.	21,000	67,250
Noritake Co., Ltd.	67,000	168,198
Noritsu Koki Co., Ltd.	8,000	35,667
Noritz Corp.	10,500	185,060
NS Solutions Corp. (c)	9,000	189,694
NS United Kaiun Kaisha, Ltd.	60,000	62,996
NSD Co., Ltd.	20,900	203,982
NTN Corp. (c)	32,000	64,313
Obara Corp. (c)	6,400	77,525
Obayashi Road Corp.	16,000	37,086
OBIC Business Consultants, Ltd.	2,100	118,967
Oenon Holdings, Inc.	34,000	85,376
Ohara, Inc.	3,100	25,376
Oiles Corp. (c)	14,000	290,501
Okabe Co., Ltd.	25,700	161,967
Okamoto Industries, Inc.	31,000	130,663
Okamoto Machine Tool Works, Ltd.	18,000	18,405
Okamura Corp. (c)	30,000	230,638
Okasan Securities Group, Inc.	89,000	332,753
Okaya Electric Indstries Co., Ltd.	5,000	19,869
OKI Electric Cable Co., Ltd.	6,000	9,403
OKI Electric Industry Co., Ltd. (c)	289,000	329,302
OKK Corp.	41,000	46,727
Okuma Holdings, Inc. (c)	60,000	354,036
Okumura Corp. (c)	85,000	279,788
Okura Industrial Co., Ltd.	26,000	63,951
Okuwa Co., Ltd.	9,000	136,253
Olympic Corp.	7,800	79,429

Japan—(Continued)
ONO Sokki Co., Ltd.	11,000	$50,584
Onoken Co., Ltd.	6,800	53,880
Onward Holdings Co., Ltd. (c)	62,000	494,013
Optex Co., Ltd.	5,100	57,311
Organo Corp.	19,000	116,817
Origin Electric Co., Ltd.	16,000	57,780
Osaka Organic Chemical Industry, Ltd.	7,300	33,549
Osaka Steel Co., Ltd. (c)	8,300	135,480
OSAKA Titanium Technologies Co. (c)	6,900	141,415
Osaki Electric Co., Ltd.	15,000	88,745
OSG Corp. (c)	32,800	454,636
Otsuka Kagu, Ltd.	1,400	13,471
OUG Holdings, Inc.	6,000	11,222
Oyo Corp.	11,800	141,908
Pacific Industrial Co., Ltd.	24,000	134,001
Pacific Metals Co., Ltd. (c)	66,000	224,779
Pal Co, Ltd.	2,650	151,870
Paltac Corp.	7,350	105,910
PanaHome Corp.	35,000	203,998
Panasonic Electric Works Information Systems Co., Ltd.	1,700	40,882
Panasonic Electric Works SUNX Co., Ltd.	8,300	36,460
Paramount Bed Holdings Co., Ltd. (c)	6,400	210,293
Parco Co., Ltd.	4,400	47,109
Paris Miki, Inc.	15,100	88,880
Pasco Corp. (a)	11,000	33,813
Pasona Group, Inc.	94	60,966
Penta-Ocean Construction Co., Ltd. (c)	136,500	328,408
PIA Corp. (a)	2,300	29,278
Pigeon Corp. (c)	8,000	365,517
Pilot Corp.	68	127,879
Piolax, Inc.	5,900	123,017
Pioneer Corp. (c)	126,200	308,531
Plenus Co., Ltd. (c)	8,900	154,504
Point, Inc. (c)	7,080	255,314
Press Kogyo Co., Ltd. (c)	51,000	203,662
Pressance Corp.	3,100	54,091
Prima Meat Packers, Ltd.	72,000	131,905
Pronexus, Inc.	12,300	74,704
Proto Corp.	2,800	43,819
PS Mitsubishi Construction Co., Ltd. (c)	9,900	41,830
Raito Kogyo Co., Ltd.	27,100	121,470
Rasa Industries, Ltd.	46,000	41,817
Relo Holdings, Inc.	5,400	189,105
Renaissance, Inc.	1,200	8,303
Rengo Co., Ltd. (c)	26,000	119,058
Renown, Inc. (a)	20,800	30,226
Resort Solution Co., Ltd.	4,000	8,234
Resort Trust, Inc. (c)	13,100	243,550
Rheon Automatic Machinery Co., Ltd.	5,000	12,130
Rhythm Watch Co., Ltd.	56,000	112,578
Ricoh Leasing Co., Ltd. (c)	7,900	191,601
Right On Co., Ltd.	7,900	67,593
Riken Corp. (c)	48,000	176,412
Riken Keiki Co., Ltd.	7,400	48,251
Riken Technos Corp.	19,000	50,198
Riken Vitamin Co., Ltd.	3,100	86,513
Ringer Hut Co., Ltd. (c)	9,700	129,873
Riso Kagaku Corp.	10,179	177,042

MSF-102

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Riso Kyoiku Co., Ltd.	1,159	$89,346
Rock Field Co., Ltd.	5,500	104,303
Rohto Pharmaceutical Co., Ltd.	37,000	558,896
Roland Corp.	8,300	57,516
Roland DG Corp.	5,600	66,128
Round One Corp. (c)	41,900	201,217
Royal Holdings Co., Ltd.	14,900	186,513
Ryobi, Ltd. (c)	72,000	154,054
Ryoden Trading Co., Ltd.	18,000	106,106
Ryohin Keikaku Co., Ltd.	10,500	662,323
Ryosan Co., Ltd. (c)	16,400	294,271
Ryoyo Electro Corp. (c)	8,600	89,827
S&B Foods, Inc. (c)	2,000	17,715
S. Foods, Inc.	6,000	56,963
Sagami Chain Co., Ltd.	9,000	71,042
Saibu Gas Co., Ltd.	150,000	425,529
Saizeriya Co., Ltd.	14,700	220,839
Sakai Chemical Industry Co., Ltd.	56,000	164,277
Sakai Heavy Industries, Ltd. (c)	21,000	61,980
Sakai Moving Service Co., Ltd.	700	15,000
Sakai Ovex Co., Ltd.	32,000	45,491
Sakata INX Corp.	18,000	86,040
Sakata Seed Corp. (c)	14,200	189,879
Sakurada Co., Ltd. (a)	80,000	11,182
Sala Corp.	9,500	67,026
San Holdings, Inc.	1,600	28,543
San-A Co., Ltd.	3,500	139,648
San-Ai Oil Co., Ltd.	34,000	155,101
San-In Godo Bank, Ltd. (c)	78,000	566,952
Sanden Corp. (c)	70,000	210,575
Sangetsu Co., Ltd. (c)	14,300	393,820
Sanix, inc. (a) (c)	16,400	50,932
Sanken Electric Co., Ltd. (c)	61,000	192,066
Sanki Engineering Co., Ltd.	31,000	144,932
Sanko Marketing Foods Co., Ltd.	22	25,650
Sanko Metal Industries Co., Ltd.	10,000	25,417
Sankyo Seiko Co., Ltd.	22,100	74,158
Sankyo-Tateyama Holdings, Inc.	142,000	249,751
Sankyu, Inc. (c)	118,000	445,783
Sanoh Industrial Co., Ltd. (c)	11,400	73,708
Sanshin Electronics Co., Ltd.	15,700	117,648
Sansui Electric Co., Ltd. (a) (b)	316,000	0
Sanwa Holdings Corp. (c)	102,000	398,171
Sanyo Chemical Industries, Ltd.	32,000	164,928
Sanyo Denki Co., Ltd.	23,000	145,534
Sanyo Housing Nagoya Co., Ltd.	40	40,943
Sanyo Industries, Ltd.	13,000	22,143
Sanyo Shokai, Ltd.	58,000	180,866
Sanyo Special Steel Co., Ltd. (c)	51,000	155,767
Sapporo Hokuyo Holdings, Inc.	102,600	294,495
Sapporo Holdings, Ltd. (c)	144,000	399,000
Sasebo Heavy Industries Co., Ltd. (c)	67,000	60,054
Sata Construction Co., Ltd. (a) (c)	42,000	29,477
Sato Corp. (c)	11,900	178,364
Sato Shoji Corp.	5,600	37,438
Satori Electric Co., Ltd.	6,500	35,723
Sawada Holdings Co., Ltd. (a)	10,300	44,693
Sawai Pharmaceutical Co., Ltd. (c)	5,900	684,990
Saxa Holdings, Inc.	27,000	44,005

Japan—(Continued)
Scroll Corp.	15,700	$55,621
SCSK Corp. (c)	22,872	401,385
SEC Carbon, Ltd.	1,000	3,175
Secom Joshinetsu Co., Ltd.	900	26,059
Seibu Electric Industry Co., Ltd.	2,000	9,121
Seika Corp.	29,000	85,619
Seikagaku Corp. (c)	13,400	154,539
Seikitokyu Kogyo Co., Ltd. (a)	34,000	21,237
Seiko Holdings Corp.	67,000	179,994
Seino Holdings Corp. (c)	74,000	469,123
Seiren Co., Ltd. (c)	27,800	192,956
Sekisui Jushi Corp.	16,000	166,894
Sekisui Plastics Co., Ltd. (c)	24,000	58,747
Senko Co., Ltd. (c)	52,000	225,830
Senshu Electric Co., Ltd.	3,200	40,789
Senshu Ikeda Holdings, Inc. (a)	61,100	367,523
Senshukai Co., Ltd.	18,700	123,043
Septeni Holdings Co., Ltd.	24	20,282
Seria Co., Ltd.	1,100	18,307
Shibaura Electronics Co., Ltd.	1,800	20,979
Shibaura Mechatronics Corp. (c)	18,000	29,670
Shibuya Kogyo Co., Ltd. (c)	7,800	88,356
Shidax Corp.	3,500	15,948
Shikibo, Ltd.	72,000	84,566
Shikoku Chemicals Corp.	18,000	108,664
Shima Seiki Manufacturing, Ltd. (c)	13,300	191,652
Shimachu Co., Ltd.	23,200	484,412
Shimojima Co., Ltd. (c)	5,500	71,552
Shin Nippon Air Technologies Co., Ltd.	6,000	33,434
Shin Nippon Biomedical Laboratories, Ltd.	3,800	9,601
Shin-Etsu Polymer Co., Ltd. (c)	21,300	81,568
Shin-Keisei Electric Railway Co., Ltd.	16,000	72,540
Shinagawa Refractories Co., Ltd.	27,000	59,007
Shindengen Electric Manufacturing Co., Ltd.	45,000	98,528
Shinkawa, Ltd.	5,300	23,268
Shinko Electric Industries Co., Ltd. (c)	34,400	217,057
Shinko Plantech Co., Ltd.	22,200	180,082
Shinko Shoji Co., Ltd. (c)	11,600	103,790
Shinko Wire Co., Ltd.	12,000	17,830
Shinmaywa Industries, Ltd. (c)	54,000	274,361
Shinnihon Corp.	19,000	43,252
Shinsho Corp.	24,000	44,572
Shinwa Co., Ltd.	2,600	30,380
Ship Healthcare Holdings, Inc. (c)	13,500	430,184
Shiroki Corp.	25,000	57,348
Shizuki Electric Co., Inc.	8,000	31,160
Shizuoka Gas Co., Ltd.	27,500	201,499
SHO-BOND Holdings Co., Ltd.	9,700	338,619
Shobunsha Publications, Inc.	5,000	33,719
Shochiku Co., Ltd. (c)	37,000	367,751
Shoei Co., Ltd.	2,800	15,871
Shoei Foods Corp.	1,000	7,905
Shofu, Inc.	2,100	22,504
Shoko Co., Ltd.	33,000	49,641
Showa Aircraft Industry Co., Ltd.	8,000	42,010
Showa Corp. (c)	29,300	258,806
Showa Sangyo Co., Ltd. (c)	39,000	133,412
Siix Corp. (c)	8,000	116,155
Simplex Technology, Inc.	170	56,401

MSF-103

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sinanen Co., Ltd.	27,000	$121,489
Sinfonia Technology Co., Ltd. (c)	51,000	95,994
Sintokogio, Ltd.	25,000	171,318
SKY Perfect JSAT Holdings, Inc. (c)	870	390,397
SMK Corp. (c)	35,000	96,382
SNT Corp.	7,700	31,563
Soda Nikka Co., Ltd.	3,000	12,941
Sodick Co., Ltd.	26,200	111,039
Soft99 Corp.	2,500	15,174
Sogo Medical Co., Ltd.	2,100	75,737
Sohgo Security Services Co., Ltd. (c)	26,200	366,674
Soshin Electric Co., Ltd.	1,500	5,992
Sotetsu Holdings, Inc. (c)	102,000	341,803
Sotoh Co., Ltd.	3,600	35,056
Space Co., Ltd.	200	1,473
Sparx Group Co., Ltd. (a)	191	12,177
SPK Corp.	1,200	20,461
SRA Holdings	4,300	49,079
ST Corp.	5,400	61,989
St. Marc Holdings Co., Ltd.	4,100	153,079
Star Micronics Co., Ltd. (c)	19,800	190,172
Starbucks Coffee Japan, Ltd.	5	3,492
Start Today Co., Ltd. (c)	17,000	243,642
Starzen Co., Ltd.	34,000	101,981
Stella Chemifa Corp. (c)	4,900	92,441
Studio Alice Co., Ltd.	4,900	78,200
Subaru Enterprise Co., Ltd.	1,000	3,161
Sugimoto & Co., Ltd.	3,800	36,950
Sumida Corp.	6,300	29,831
Sumikin Bussan Corp. (c)	58,000	143,694
Suminoe Textile Co., Ltd.	31,000	58,569
Sumiseki Holdings, Inc. (a)	35,400	30,676
Sumitomo Bakelite Co., Ltd. (c)	84,000	292,573
Sumitomo Densetsu Co., Ltd.	10,500	92,263
Sumitomo Forestry Co., Ltd. (c)	60,800	539,770
Sumitomo Light Metal Industries, Ltd. (c)	225,000	194,833
Sumitomo Mitsui Construction Co., Ltd. (a)	119,000	74,650
Sumitomo Osaka Cement Co., Ltd. (c)	180,000	640,892
Sumitomo Pipe & Tube Co., Ltd. (c)	9,500	78,223
Sumitomo Precision Products Co., Ltd.	17,000	70,101
Sumitomo Real Estate Sales Co., Ltd.	4,030	200,757
Sumitomo Seika Chemicals Co., Ltd. (c)	25,000	89,333
Sun-Wa Technos Corp.	3,900	32,124
SWCC Showa Holdings Co., Ltd. (c)	149,000	116,402
SxL Corp. (a) (c)	49,000	86,556
Systena Corp. (c)	113	88,732
T Hasegawa Co., Ltd.	10,600	135,673
T RAD Co., Ltd.	34,000	74,875
T-GAIA Corp.	17,200	166,375
Tachi-S Co., Ltd.	6,400	108,653
Tachibana Eletech Co., Ltd.	5,900	49,128
Tact Home Co., Ltd.	48	57,483
Tadano, Ltd. (c)	57,000	429,468
Taihei Dengyo Kaisha, Ltd.	20,000	135,792
Taihei Kogyo Co., Ltd.	29,000	111,272
Taiheiyo Kouhatsu, Inc. (c)	35,000	31,339
Taiho Kogyo Co., Ltd.	9,300	91,087
Taikisha, Ltd. (c)	14,100	295,021
Taiko Pharmaceutical Co., Ltd.	2,300	20,860

Japan—(Continued)
Taisei Lamick Co., Ltd. (c)	2,700	$80,417
Taiyo Ink Manufacturing Co., Ltd. (c)	7,500	208,657
Taiyo Yuden Co., Ltd. (c)	47,800	402,573
Takachiho Koheki Co., Ltd.	400	4,473
Takagi Securities Co., Ltd.	12,000	12,442
Takamatsu Construction Group Co., Ltd. (c)	8,100	145,584
Takano Co., Ltd.	6,000	30,368
Takaoka Electric Manufacturing Co., Ltd. (c)	40,000	68,683
Takara Holdings, Inc. (c)	79,000	581,702
Takara Leben Co., Ltd. (c)	11,900	126,391
Takara Printing Co., Ltd.	3,100	22,794
Takara Standard Co., Ltd. (c)	41,000	322,802
Takasago International Corp.	43,000	221,205
Takasago Thermal Engineering Co., Ltd. (c)	26,500	214,538
Takashima & Co., Ltd.	25,000	85,604
Take And Give Needs Co., Ltd.	454	38,674
Takeuchi Manufacturing Co., Ltd. (c)	3,100	22,211
Takihyo Co., Ltd.	11,000	62,668
Takiron Co., Ltd.	27,000	99,944
Takisawa Machine Tool Co., Ltd.	29,000	36,277
Takuma Co., Ltd. (c)	38,000	192,707
Tamron Co., Ltd.	7,700	235,284
Tamura Corp. (c)	41,000	96,711
Tanseisha Co., Ltd.	8,000	25,829
Tatsuta Electric Wire and Cable Co., Ltd. (c)	22,000	196,285
Tayca Corp.	17,000	50,080
TBK Co., Ltd.	11,000	49,718
Teac Corp. (a)	72,000	23,982
TECHNO ASSOCIE Co., Ltd.	300	2,400
Techno Medica Co., Ltd.	2	10,057
Techno Ryowa, Ltd.	4,800	24,267
Tecmo Koei Holdings Co., Ltd. (c)	12,200	99,711
Teikoku Electric Manufacturing Co., Ltd.	3,200	44,485
Teikoku Piston Ring Co., Ltd.	10,200	118,816
Teikoku Sen-I Co., Ltd.	11,000	85,885
Teikoku Tsushin Kogyo Co., Ltd. (c)	24,000	39,652
Tekken Corp.	72,000	97,696
Temp Holdings Co., Ltd. (c)	7,400	89,956
Ten Allied Co., Ltd.	2,600	9,036
Tenma Corp.	6,200	64,011
Teraoka Seisakusho Co., Ltd.	200	828
The 77 Bank, Ltd. (c)	61,000	252,505
The Aichi Bank, Ltd. (c)	4,000	231,311
The Akita Bank, Ltd.	100,000	298,158
The Aomori Bank, Ltd.	96,000	301,398
The Awa Bank, Ltd. (c)	100,000	645,622
The Bank of Iwate, Ltd. (c)	7,100	340,816
The Bank of Kochi, Ltd.	11,000	10,826
The Bank of Nagoya, Ltd. (c)	76,000	266,692
The Bank of Okinawa, Ltd. (c)	9,100	400,368
The Bank of Saga, Ltd. (c)	77,000	186,423
The Chiba Kogyo Bank, Ltd. (a)	20,300	109,993
The Chukyo Bank, Ltd. (c)	62,000	135,006
The Daiei, Inc. (a) (c)	64,700	137,338
The Daisan Bank, Ltd.	95,000	173,331
The Daishi Bank, Ltd. (c)	171,000	557,488
The Daito Bank, Ltd.	88,000	73,262
The Ehime Bank, Ltd. (c)	75,000	199,857
The Eighteenth Bank, Ltd.	92,000	243,689

MSF-104

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Fukui Bank, Ltd. (c)	111,000	$272,111
The Fukushima Bank, Ltd.	128,000	78,682
The Higashi-Nippon Bank, Ltd. (c)	73,000	159,789
The Higo Bank, Ltd.	82,000	498,907
The Hokkoku Bank, Ltd. (c)	132,000	502,237
The Hokuetsu Bank, Ltd. (c)	127,000	258,321
The Hyakugo Bank, Ltd.	114,000	512,208
The Hyakujushi Bank, Ltd.	119,000	478,585
The Japan Wool Textile Co., Ltd.	26,000	194,134
The Juroku Bank, Ltd.	159,000	548,705
The Kagoshima Bank, Ltd. (c)	77,000	506,969
The Keihin Co., Ltd.	31,000	35,742
The Keiyo Bank, Ltd.	121,000	552,260
The Kita-Nippon Bank, Ltd.	4,500	132,052
The Maruetsu, Inc. (a)	20,000	69,339
The Michinoku Bank, Ltd.	75,000	151,706
The Mie Bank, Ltd. (c)	49,000	112,244
The Minato Bank, Ltd.	86,000	167,420
The Miyazaki Bank, Ltd.	90,000	245,918
The Musashino Bank, Ltd.	14,900	458,380
The Nagano Bank, Ltd.	49,000	96,730
The Nanto Bank, Ltd. (c)	112,000	560,793
The Nippon Road Co., Ltd. (c)	43,000	152,530
The Nippon Synthetic Chemical Industry Co., Ltd. (c)	33,000	213,162
The Nisshin Oillio Group, Ltd. (c)	60,000	234,841
The Ogaki Kyoritsu Bank, Ltd.	157,000	567,142
The Oita Bank, Ltd. (c)	101,000	329,247
The Okinawa Electric Power Co., Inc. (c)	7,800	260,293
The Pack Corp.	7,500	138,691
The Shibusawa Warehouse Co., Ltd. (c)	21,000	61,054
The Shiga Bank, Ltd. (c)	96,000	603,761
The Shikoku Bank, Ltd.	95,000	246,967
The Shimizu Bank, Ltd.	4,800	146,487
The Sumitomo Warehouse Co., Ltd. (c)	65,000	298,092
The Taiko Bank, Ltd. (c)	37,000	104,722
The Tochigi Bank, Ltd.	67,000	247,128
The Toho Bank, Ltd. (c)	98,000	334,268
The Tohoku Bank, Ltd.	55,000	80,348
The Tokyo Tomin Bank, Ltd.	17,400	162,528
The Torigoe Co., Ltd.	9,200	72,988
The Tottori Bank, Ltd.	31,000	63,795
The Towa Bank, Ltd.	154,000	148,860
The Yachiyo Bank, Ltd.	7,600	147,085
The Yamagata Bank, Ltd. (c)	73,000	340,236
The Yamanashi Chuo Bank, Ltd.	75,000	318,938
The Yasuda Warehouse Co., Ltd.	6,600	45,230
Tigers Polymer Corp.	2,200	8,150
Titan Kogyo KK (a) (c)	15,000	44,552
TKC	6,300	128,309
TOA Corp. (c)	106,000	168,713
Toa Corp. (Hyogo) (c)	10,000	73,868
TOA Oil Co., Ltd.	30,000	33,818
TOA Road Corp.	23,000	55,153
Toabo Corp.	56,000	37,293
Toagosei Co., Ltd.	100,000	376,533
Tobishima Corp. (a) (c)	69,900	66,583
Tobu Store Co., Ltd.	11,000	36,504
TOC Co., Ltd. (c)	29,400	157,360

Japan—(Continued)
Tocalo Co., Ltd.	7,000	$107,313
Toda Corp. (c)	115,000	346,112
Toda Kogyo Corp. (c)	17,000	59,959
Toei Animation Co., Ltd.	1,000	23,576
Toei Co., Ltd.	35,000	196,818
Toenec Corp. (c)	19,000	105,748
Toho Co., Ltd.	20,000	77,545
Toho Holdings Co., Ltd. (c)	25,000	510,375
Toho Real Estate Co., Ltd.	9,600	53,368
Toho Titanium Co., Ltd. (c)	13,800	124,992
Toho Zinc Co., Ltd. (c)	81,000	284,087
Tohokushinsha Film Corp.	1,100	8,504
Tohto Suisan Co., Ltd.	22,000	33,416
Tokai Carbon Co., Ltd. (c)	92,000	278,545
Tokai Corp.	4,100	104,977
TOKAI Holdings Corp. (a) (c)	14,000	61,502
Tokai Lease Co., Ltd.	16,000	34,549
Tokai Rika Co., Ltd.	10,600	148,870
Tokai Rubber Industries, Inc.	18,100	172,942
Tokai Tokyo Securities Co., Ltd. (c)	105,000	350,845
Token Corp.	4,160	175,987
Toko Electric Corp.	7,000	22,963
Toko, Inc. (c)	50,000	126,904
Tokushu Tokai Holdings Co., Ltd. (c)	56,000	142,728
Tokuyama Corp. (c)	171,000	350,321
Tokyo Derica Co., Ltd.	3,900	51,700
Tokyo Dome Corp.	94,000	306,917
Tokyo Electron Device, Ltd.	24	40,732
Tokyo Energy & Systems, Inc.	12,000	59,161
Tokyo Kaikan Co., Ltd.	3,000	11,415
Tokyo Keiki, Inc.	32,000	52,039
Tokyo Kikai Seisakusho, Ltd.	18,000	9,916
Tokyo Ohka Kogyo Co., Ltd. (c)	21,000	449,879
Tokyo Rakutenchi Co., Ltd.	17,000	63,712
Tokyo Rope Manufacturing Co., Ltd. (c)	71,000	84,536
Tokyo Sangyo Co., Ltd.	8,000	25,786
Tokyo Seimitsu Co.	17,500	242,648
Tokyo Steel Manufacturing Co., Ltd. (c)	56,900	191,592
Tokyo Tatemono Co., Ltd.	185,000	722,315
Tokyo Tekko Co., Ltd.	25,000	83,571
Tokyo Theatres Co., Inc.	48,000	62,428
Tokyotokeiba Co., Ltd.	87,000	127,061
Tokyu Community Corp. (c)	2,400	87,405
Tokyu Construction Co., Ltd.	39,920	74,573
Tokyu Livable, Inc. (c)	10,900	142,988
Toli Corp.	23,000	51,160
Tomato Bank, Ltd.	49,000	95,024
Tomen Devices Corp.	1,300	29,584
Tomen Electronics Corp.	6,500	80,009
Tomoe Corp.	13,200	45,655
Tomoe Engineering Co., Ltd. (c)	3,600	63,188
Tomoegawa Co., Ltd.	12,000	23,004
Tomoku Co., Ltd.	37,000	100,705
TOMONY Holdings, Inc. (a)	71,400	317,954
Tomy Co., Ltd. (c)	25,900	144,311
TONAMI HOLDINGS Co., Ltd.	32,000	76,630
Topcon Corp. (c)	30,200	162,388
Toppan Forms Co., Ltd.	22,200	214,684
Topre Corp.	21,900	185,365

MSF-105

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Topy Industries, Ltd. (c)	81,000	$162,814
Toridoll.corp.	9,000	145,856
Torii Pharmaceutical Co., Ltd. (c)	5,600	121,927
Torishima Pump Manufacturing Co., Ltd.	10,000	70,597
Tosei Corp. (c)	178	62,473
Toshiba Machine Co., Ltd. (c)	51,000	197,193
Toshiba Plant Systems & Services Corp. (c)	19,000	252,825
Toshiba TEC Corp. (c)	69,000	304,011
Tosho Printing Co., Ltd.	15,000	24,561
Totetsu Kogyo Co., Ltd. (c)	16,000	203,089
Touei Housing Corp.	9,755	103,784
Toukei Computer Co., Ltd.	2,200	31,042
Tow Co., Ltd.	600	3,866
Towa Corp.	11,100	68,940
Towa Pharmaceutical Co., Ltd. (c)	4,300	287,312
Toyo Construction Co., Ltd. (a) (c)	32,000	92,300
Toyo Corp. (c)	15,000	162,713
Toyo Electric Manufacturing Co., Ltd.	20,000	62,021
Toyo Engineering Corp.	58,000	259,957
Toyo Ink Manufacturing Co., Ltd.	97,000	347,802
Toyo Kanetsu K K (c)	61,000	124,977
Toyo Kohan Co., Ltd.	30,000	87,576
Toyo Securities Co., Ltd.	43,000	74,836
Toyo Sugar Refining Co., Ltd.	9,000	9,453
Toyo Tanso Co., Ltd. (c)	5,000	119,274
Toyo Tire & Rubber Co., Ltd.	88,000	219,653
Toyo Wharf & Warehouse Co., Ltd.	30,000	46,302
Toyobo Co., Ltd. (c)	362,000	430,791
Trancom Co., Ltd.	3,200	63,593
Trans Cosmos, Inc.	8,900	113,191
Trinity Industrial Corp.	1,000	3,332
Trusco Nakayama Corp.	9,700	176,950
TS Tech Co., Ltd. (c)	21,400	343,887
TSI Holdings Co., Ltd. (a) (c)	43,905	288,954
Tsubakimoto Chain Co (c)	69,000	399,379
Tsubakimoto Kogyo Co., Ltd.	3,000	9,016
Tsudakoma Corp.	23,000	35,634
Tsugami Corp. (c)	30,000	184,306
Tsukamoto Corp. Co., Ltd.	13,000	21,140
Tsukishima Kikai Co., Ltd.	11,000	94,983
Tsukuba Bank, Ltd. (c)	47,200	165,049
Tsukui Corp.	3,700	74,432
Tsuruha Holdings, Inc.	6,200	463,227
Tsurumi Manufacturing Co., Ltd.	10,000	72,780
Tsutsumi Jewelry Co., Ltd.	3,800	92,379
TTK Co., Ltd.	4,000	18,635
TV Asahi Corp.	10,000	148,825
TV Tokyo Holdings Corp.	2,900	32,805
TYK Corp.	6,000	12,266
U-Shin, Ltd.	16,000	78,938
Ube Material Industries, Ltd.	17,000	39,507
Uchida Yoko Co., Ltd. (c)	32,000	90,755
Ueki Corp.	11,000	20,561
UKC Holdings Corp.	4,400	77,401
ULVAC, Inc. (c)	24,100	181,973
Umenohana Co., Ltd.	25	56,694
Uniden Corp.	25,000	52,820
Union Tool Co. (c)	7,000	110,694
Unipres Corp.	13,100	290,046

Japan—(Continued)
United Arrows, Ltd. (c)	9,300	$248,394
Unitika, Ltd.	288,000	140,384
Uoriki Co., Ltd.	1,700	21,171
Usen Corp. (a) (c)	27,970	29,618
UTOC Corp.	5,100	14,232
V Technology Co., Ltd. (c)	15	31,297
Valor Co., Ltd. (c)	11,600	192,584
Village Vanguard Co., Ltd. (c)	23	20,645
Vital KSK Holdings, Inc. (c)	18,300	184,799
VT Holdings Co., Ltd. (c)	9,700	83,134
Wacom Co., Ltd. (c)	145	349,671
Wakachiku Construction Co., Ltd. (a) (c)	59,000	54,380
Wakamoto Pharmaceutical Co., Ltd.	9,000	24,236
Wakita & Co., Ltd.	12,000	81,228
Warabeya Nichiyo Co., Ltd.	7,500	129,754
Watabe Wedding Corp.	2,600	22,118
WATAMI Co., Ltd.	9,800	222,116
Weathernews, Inc. (c)	3,600	137,989
Welcia Holdings Co., Ltd.	1,100	35,743
Wellnet Corp.	700	6,100
West Holdings Corp.	2,300	35,059
Wood One Co., Ltd.	19,000	57,943
Wowow, Inc.	7	16,423
Xebio Co., Ltd.	10,300	214,129
Y.A.C. Co., Ltd.	4,900	29,803
Yahagi Construction Co., Ltd.	15,500	62,320
Yaizu Suisankagaku Industry Co., Ltd.	4,000	38,489
YAMABIKO Corp.	4,100	51,983
Yamaichi Electronics Co., Ltd.	8,200	13,232
Yamatane Corp. (c)	53,000	70,132
Yamato Corp.	8,000	31,757
Yamaya Corp.	1,650	24,809
Yamazen Corp. (c)	17,000	108,637
Yaoko Co., Ltd. (c)	2,700	103,943
Yellow Hat, Ltd. (c)	10,700	147,695
Yodogawa Steel Works, Ltd. (c)	70,000	235,776
Yokogawa Bridge Holdings Corp.	17,000	123,883
Yokohama Reito Co., Ltd. (c)	24,700	181,296
Yokowo Co., Ltd.	7,900	42,598
Yomeishu Seizo Co., Ltd.	6,000	57,116
Yomiuri Land Co., Ltd.	21,000	69,859
Yondenko Corp.	12,000	45,700
Yonekyu Corp.	10,400	89,673
Yonex Co., Ltd.	5,900	35,940
Yorozu Corp.	8,200	128,187
Yoshinoya Holdings Co., Ltd. (c)	203	260,661
Yuasa Trading Co., Ltd. (c)	85,000	148,030
Yuken Kogyo Co., Ltd.	16,000	28,602
Yuki Gosei Kogyo Co., Ltd.	6,000	15,864
Yukiguni Maitake Co., Ltd.	7,600	26,482
Yurtec Corp.	21,000	69,240
Yusen Air & Service Co., Ltd. (c)	8,900	81,042
Yushin Precision Equipment Co., Ltd.	4,900	86,938
Yushiro Chemical Industry Co., Ltd.	4,900	49,086
Zappallas, Inc.	49	43,508
Zenrin Co., Ltd.	13,500	180,186
Zensho Co., Ltd. (c)	31,200	397,384
ZERIA Pharmaceutical Co., Ltd.	8,000	145,201
Zojirushi Corp.	6,000	20,698

MSF-106

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Zuken, Inc.	7,200	$49,379

		171,897,017

Netherlands—1.9%
Aalberts Industries NV	48,516	873,707
Accell Group NV	11,091	183,223
AMG Advanced Metallurgical Group NV (a) (c)	17,035	130,982
Amsterdam Commodities NV (c)	8,618	149,432
APERAM (c)	28,535	462,424
Arcadis NV	29,825	631,841
ASM International NV (c)	23,464	790,827
Ballast Nedam	413	5,619
BE Semiconductor Industries NV (a)	23,461	169,572
Beter BED Holding NV	10,318	200,390
BinckBank NV (c)	35,022	258,076
Brunel International NV	5,868	256,924
CSM NV (c)	39,576	706,141
Delta Lloyd NV	36,829	564,109
DOCdata NV	1,934	31,932
Exact Holding NV	7,888	174,340
Grontmij	35,808	114,661
Heijmans NV	7,291	59,951
Hunter Douglas NV	2,192	82,658
ICT Automatisering NV	1,424	5,768
Imtech NV	38,313	1,014,088
Kardan NV (c)	13,562	9,335
KAS Bank NV	6,821	67,944
Kendrion NV	4,153	86,966
Koninklijke BAM Groep NV (c)	183,068	561,367
Koninklijke Wessanen NV (c)	49,214	131,426
LBi International NV (a)	59,100	216,979
Macintosh Retail Group NV	6,796	77,087
Mediq NV	37,698	625,362
Nederland Apparatenfabriek	2,012	69,533
Nutreco Holdings NV	16,868	1,251,224
Ordina NV	28,045	36,819
PostNL NV	219,352	766,104
SBM Offshore NV	50,336	720,184
Sligro Food Group NV	12,990	322,764
SNS Reaal NV (a) (c)	105,329	157,503
Telegraaf Media Groep NV	7,444	72,264
Ten Cate NV	20,330	468,863
TKH Group NV	23,125	483,633
TomTom NV (a) (c)	76,476	345,949
Unit 4 Agresso NV	15,893	429,395
USG People NV	43,376	329,593
Van Lanschot NV	45	934
Xeikon NV	10,815	39,210

		14,137,103

New Zealand—1.0%
Abano Healthcare Group, Ltd.	880	4,072
Air New Zealand, Ltd.	170,907	164,154
Auckland International Airport, Ltd.	373,447	811,128
Briscoe Group, Ltd.	8,256	13,683
Cavalier Corp., Ltd.	7,259	12,024
Chorus, Ltd. (a)	101,896	273,839

New Zealand—(Continued)
Ebos Group, Ltd.	23,845	$161,804
Fisher & Paykel Appliances Holdings, Ltd. (c)	237,229	235,187
Fisher & Paykel Healthcare Corp., Ltd.	218,454	416,014
Freightways, Ltd.	79,074	274,344
Hallenstein Glasson Holdings, Ltd.	15,915	61,846
Heartland New Zealand, Ltd. (a)	72,313	38,953
Infratil, Ltd. (c)	399,354	715,577
Mainfreight, Ltd.	35,762	300,585
Methven, Ltd.	15,748	17,299
Michael Hill International, Ltd.	68,524	66,418
Millennium & Copthorne Hotels New Zealand, Ltd.	26,384	10,606
New Zealand Oil & Gas, Ltd. (a)	178,730	122,830
Nuplex Industries, Ltd. (c)	100,359	239,437
NZX, Ltd.	130,860	122,726
Opus International Consultants, Ltd.	4,000	6,627
PGG Wrightson, Ltd.	58,545	16,978
Pike River Coal, Ltd. (a) (b)	82,575	0
Port of Tauranga, Ltd.	38,167	401,210
Pumpkin Patch, Ltd.	1,682	1,612
Rakon, Ltd. (a)	61,576	23,437
Restaurant Brands New Zealand, Ltd.	46,616	87,735
Rubicon, Ltd. (a)	9,922	2,448
Ryman Healthcare, Ltd.	140,150	475,727
Sanford, Ltd.	314	1,105
Skellerup Holdings, Ltd.	20,958	29,133
Sky City Entertainment Group, Ltd. (c)	290,907	910,270
Sky Network Television, Ltd.	103,256	436,006
The New Zealand Refining Co., Ltd.	27,432	61,964
The Warehouse Group, Ltd.	53,130	129,413
Tower, Ltd. (a)	97,234	145,720
TrustPower, Ltd.	13,980	92,655
Vector, Ltd.	163,940	386,973
Xero, Ltd.	16,739	72,140

		7,343,679

Norway—1.1%
ABG Sundal Collier Holdings ASA	139,613	98,342
Algeta ASA (a)	14,218	367,839
Archer, Ltd. (a)	40,112	60,753
Atea ASA (a)	37,179	365,366
Austevoll Seafood ASA	48,445	218,446
Bakkafrost P/F	1,885	15,446
Bonheur ASA	2,731	56,337
BW Offshore, Ltd. (a)	176,208	110,316
BWG Homes ASA	34,975	76,496
Cermaq ASA	32,403	424,302
Clavis Pharma ASA (a)	15,618	173,505
Copeinca ASA (a)	14,327	119,033
Deep Sea Supply plc (a)	53,588	88,376
Dockwise, Ltd. (a) (c)	8,101	140,631
DOF ASA (a)	26,204	120,629
Ekornes ASA	11,731	166,805
Electromagnetic GeoServices ASA (a)	82,083	202,226
Eltek ASA (a)	122,435	83,658
Evry ASA (a)	25,788	42,764
Farstad Shipping ASA	5,883	140,921
Frontline, Ltd. (c)	36,608	141,866
Ganger Rolf ASA (c)	7,335	152,043

MSF-107

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Golden Ocean Group, Ltd.	173,259	$123,309
Grieg Seafood ASA (a)	10,176	17,158
Hurtigruten ASA (a)	79,346	45,616
Kongsberg Automotive ASA	197,413	54,614
Kvaerner ASA	92,750	240,294
Leroy Seafood Group ASA	9,723	203,953
Morpol ASA (a)	27,296	41,193
Nordic Semiconductor ASA (c)	76,341	224,665
Norske Skogindustrier ASA (c)	101,549	92,285
Northern Offshore, Ltd. (a)	47,579	85,548
Norwegian Air Shuttle AS (a)	12,510	234,280
Norwegian Energy Co. AS (a) (c)	126,309	112,771
Odfjell SE (Series A)	1,800	6,902
Olav Thon Eindom A/S	19	2,858
Opera Software ASA (c)	35,363	225,302
Panoro Energy ASA (a)	64,409	42,310
PhotoCure ASA (a)	3,721	23,989
Pronova BioPharma AS (a)	91,926	161,017
ProSafe SE (c)	36,864	304,975
Q-Free ASA (a)	24,256	78,596
Renewable Energy Corp. (a) (c)	103,701	31,935
Salmar ASA	8,438	49,832
Scana Industrier ASA	88,719	23,601
Sevan Marine ASA (a) (c)	19,916	53,148
Siem Offshore, Inc. (a)	86,433	122,131
Solstad Offshore ASA	6,243	94,380
Songa Offshore SE (a) (c)	82,163	173,650
SpareBank 1 SMN (c)	51,945	334,752
SpareBank 1 SR Bank ASA	1,900	12,243
Stolt-Nielsen, Ltd.	6,625	126,388
Tomra Systems ASA	67,216	596,151
TTS Group ASA	18,359	43,222
Veidekke ASA	57,200	451,079
Wilh Wilhelmsen ASA	16,760	115,677
Wilh Wilhelmsen Holding ASA	5,524	134,142

		8,050,066

Portugal—0.5%
Altri SGPS S.A.	70,454	123,168
Banco BPI S.A. (c)	241,547	236,328
Banco Comercial Portugues S.A. (c)	1,747,187	143,690
Banco Comercial Portugues S.A. (a)	3,030,293	249,221
Banco Espirito Santo S.A.	706,931	514,068
Banif S.A. (c)	45,433	9,747
EDP Renovaveis S.A. (a)	39,380	176,606
Inapa-Invest Particip Gesta	63,187	11,366
Mota Engil SGPS S.A.	40,942	64,501
Novabase SGPS S.A. (a)	7,827	20,416
Portucel Empresa Produtora de Pasta e Papel S.A.	135,397	361,705
REN - Redes Energeticas Nacionais S.A.	133,701	345,188
S.A.G GEST-Solucoes Automovel Globais SGPS S.A.	14,436	6,870
Semapa-Sociedade de Investimento e Gestao (c)	47,039	301,758
Sonae Industria SGPS S.A. (a)	24,230	17,307
Sonae SGPS S.A. (c)	597,292	398,443
Sonaecom SGPS S.A. (a)	78,934	139,885
Teixeira Duarte S.A.	103,277	37,315

Portugal—(Continued)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	93,729	$263,232

		3,420,814

Singapore—1.9%
Abterra, Ltd. (a)	40,720	24,235
Amtek Engineering, Ltd.	98,000	48,187
Armstrong Industrial Corp., Ltd.	88,000	20,760
Asiasons Capital, Ltd. (a) (c)	71,000	38,312
ASL Marine Holdings, Ltd.	105,000	56,815
Ausgroup, Ltd.	267,000	109,408
Baker Technology, Ltd. (c)	166,000	45,383
Banyan Tree Holdings, Ltd. (c)	155,000	77,003
Biosensors International Group, Ltd. (a) (c)	395,000	391,260
Bonvests Holdings, Ltd.	18,000	15,087
Boustead Singapore, Ltd.	137,000	107,568
Breadtalk Group, Ltd.	82,000	38,337
Broadway Industrial Group, Ltd.	138,000	40,886
Bukit Sembawang Estates, Ltd.	67,000	287,964
Bund Center Investment, Ltd. (a)	552,000	83,350
Cerebos Pacific, Ltd.	69,000	368,185
CH Offshore, Ltd.	157,000	63,118
China Aviation Oil Singapore Corp., Ltd.	123,000	100,528
China Energy, Ltd.	316,000	14,442
China Merchants Holdings Pacific, Ltd.	3,000	1,806
Chip Eng Seng Corp., Ltd.	294,000	115,941
Chuan Hup Holdings, Ltd.	125,000	25,932
Cosco Corp. Singapore, Ltd. (c)	453,000	354,530
Creative Technology, Ltd.	22,600	60,501
CSC Holdings, Ltd.	175,000	17,757
CSE Global, Ltd. (a)	246,000	174,231
CWT, Ltd.	94,000	97,832
Delong Holdings, Ltd.	91,000	22,431
DMX Technologies Group, Ltd.	84,000	15,007
Dyna-Mac Holdings, Ltd.	122,000	54,583
Eu Yan Sang International, Ltd.	90,000	47,261
Ezion Holdings, Ltd.	339,000	369,382
Ezra Holdings, Ltd. (c)	399,799	395,550
Falcon Energy Group, Ltd.	116,000	25,438
Far East Orchard, Ltd.	89,255	171,261
FJ Benjamin Holdings, Ltd.	106,000	30,574
Food Empire Holdings, Ltd.	43,000	15,050
Fragrance Group, Ltd.	1,352,000	313,701
Freight Links Express Holdings, Ltd.	430,000	23,811
Gallant Venture, Ltd. (a)	435,000	107,501
GK Goh Holdings, Ltd.	12,000	7,165
GMG Global, Ltd.	1,318,000	145,676
Goodpack, Ltd.	141,000	213,198
GP Batteries International, Ltd.	21,000	16,599
GP Industries, Ltd.	49,000	15,372
Guocoland, Ltd. (c)	52,000	85,105
GuocoLeisure, Ltd.	306,000	151,585
Guthrie GTS, Ltd.	178,000	91,115
HanKore Environment Tech Group, Ltd. (a)	157,000	4,479
Hanwell Holdings, Ltd.	19,000	4,098
Healthway Medical Corp., Ltd.	438,750	29,580
HG Metal Manufacturing, Ltd.	460,000	30,716
Hi-P International, Ltd.	125,000	105,298
Hiap Seng Engineering, Ltd.	61,500	15,843

MSF-108

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Ho Bee Investment, Ltd. (c)	153,000	$189,885
Hong Fok Corp., Ltd. (c)	198,400	85,480
Hong Leong Asia, Ltd.	74,000	103,619
Hotel Grand Central, Ltd.	1,000	733
Hotel Properties, Ltd.	125,000	281,420
HTL International Holdings, Ltd.	69,000	18,573
HupSteel, Ltd.	111,000	17,366
Hwa Hong Corp., Ltd.	88,000	26,527
Hyflux, Ltd. (c)	248,500	283,761
Indofood Agri Resources, Ltd. (a) (c)	245,000	271,466
Informatics Education, Ltd.	123,000	8,982
InnoTek, Ltd.	88,000	23,962
IPC Corp., Ltd.	296,000	35,086
Jaya Holdings, Ltd.	154,000	73,285
JES International Holdings, Ltd. (a)	155,000	19,053
Jiutian Chemical Group, Ltd.	213,000	8,675
K1 Ventures, Ltd. (a)	483,000	51,555
Keppel Telecommunications & Transportation, Ltd.	67,000	70,112
LC Development, Ltd.	204,200	26,383
Li Heng Chemical Fibre Technologies, Ltd.	309,000	36,961
Lian Beng Group, Ltd.	191,000	67,658
LionGold Corp., Ltd. (c)	197,000	186,882
Low Keng Huat Singapore, Ltd.	112,000	43,688
M1, Ltd.	170,000	380,892
Manhattan Resources, Ltd.	83,000	39,727
Memstar Technology, Ltd.	521,000	26,656
Mercator Lines Singapore, Ltd.	70,000	6,754
Metro Holdings, Ltd.	199,600	132,503
Mewah International, Inc.	76,000	27,780
Midas Holdings, Ltd.	675,000	229,949
Nam Cheong, Ltd.	264,000	46,100
Nera Telecommunications, Ltd.	29,000	11,107
NSL, Ltd.	15,000	16,987
Oceanus Group, Ltd.	901,000	37,297
OKP Holdings, Ltd.	17,000	7,469
OSIM International, Ltd. (a)	109,000	123,990
Otto Marine, Ltd. (c)	522,000	37,750
Overseas Union Enterprise, Ltd. (c)	16,000	36,973
Pan Pacific Hotels Group, Ltd.	84,000	157,150
Pan-United Corp., Ltd.	130,000	70,245
Petra Foods, Ltd.	120,000	239,530
Popular Holdings, Ltd.	192,000	39,847
QAF, Ltd.	91,492	55,057
Raffles Education Corp., Ltd. (c)	344,479	101,810
Raffles Medical Group, Ltd.	121,207	239,673
Riverstone Holdings, Ltd.	20,000	6,844
Rotary Engineering, Ltd.	128,000	45,299
Roxy-Pacific Holdings, Ltd. (c)	159,000	64,756
Sakari Resources, Ltd.	288,000	436,083
Sapphire Corp., Ltd.	26,000	2,531
SBS Transit, Ltd.	36,000	43,246
SC Global Developments, Ltd. (c)	115,000	110,533
See Hup Seng, Ltd.	163,000	27,157
Sheng Siong Group, Ltd.	76,000	28,723
Sim Lian Group, Ltd.	121,500	81,974
Sinarmas Land, Ltd.	814,000	198,511
Sing Holdings, Ltd.	19,000	6,416
Singapore Post, Ltd. (c)	626,544	559,022

Singapore—(Continued)
Singapore Reinsurance Corp., Ltd.	1,000	$196
Sinostar PEC Holdings, Ltd. (a)	43,000	4,380
Spice i2i, Ltd.	1,741,000	39,485
Stamford Land Corp., Ltd.	304,000	143,621
STX OSV Holdings, Ltd.	289,000	380,633
Sunningdale Tech, Ltd.	157,000	17,741
SunVic Chemical Holdings, Ltd.	143,000	40,592
Super Group, Ltd.	100,000	178,041
Swiber Holdings, Ltd. (a) (c)	319,000	170,782
Tat Hong Holdings, Ltd. (c)	116,000	125,943
Technics Oil & Gas, Ltd.	85,000	69,138
Thakral Corp., Ltd.	197,000	4,808
The Hour Glass, Ltd.	43,000	51,109
Tiger Airways Holdings, Ltd. (a) (c)	145,500	89,285
Tiong Woon Corp. Holding, Ltd.	46,250	11,114
Transcu Group, Ltd. (b)	388,000	15,808
Tuan Sing Holdings, Ltd. (c)	384,657	95,146
UMS Holdings, Ltd.	116,000	41,025
United Engineers, Ltd.	101,000	204,585
United Envirotech, Ltd.	170,000	46,978
United Fiber System, Ltd.	426,950	17,377
United Overseas Insurance, Ltd.	4,000	11,636
UOB-Kay Hian Holdings, Ltd. (c)	177,000	236,158
Venture Corp., Ltd.	133,000	871,398
Vicom, Ltd.	2,000	7,954
WBL Corp, Ltd.	31,000	93,673
Wee Hur Holdings, Ltd.	116,000	27,410
Wheelock Properties S, Ltd.	104,000	157,603
Wing Tai Holdings, Ltd.	142,621	198,762
YHI International, Ltd.	78,000	19,117
Yongnam Holdings, Ltd. (c)	750,000	149,679

		14,415,367

Spain—1.8%
Abengoa S.A. (c)	20,451	359,866
Acciona S.A.	4,883	278,934
Acerinox S.A. (c)	47,353	533,114
Adveo Group International S.A.	5,653	83,460
Almirall S.A. (a)	34,311	267,696
Amper S.A.	11,902	31,389
Antena 3 de Television S.A.	35,378	161,963
Azkoyen S.A. (a) (c)	1,608	3,374
Banco Espanol de Credito S.A. (c)	8,661	31,115
Banco Popular Espanol S.A. (c)	14,508	31,817
Bankinter S.A. (c)	136,629	597,194
Baron de Ley (a)	1,446	77,684
Bolsas y Mercados Espanoles (c)	31,742	669,501
Caja de Ahorros del Mediterraneo (b) (c)	14,621	0
Campofrio Alimentacion S.A.	11,649	87,331
Cementos Portland Valderrivas S.A.	7,045	34,777
Cie Automotive S.A. (a)	19,638	136,774
Codere S.A. (a) (c)	11,050	54,805
Construcciones y Auxiliar de Ferrocarriles S.A.	858	419,206
Deoleo S.A.	175,831	80,202
Dinamia Capital Privado Sociedad de Capital Riesgo S.A.	3,678	33,417
Distribuidora Internacional de Alimentacion S.A. (a)	72,242	399,456
Duro Felguera S.A.	44,406	272,005

MSF-109

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Ebro Puleva S.A. (c)	40,424	$711,569
Elecnor S.A.	8,470	104,455
Ence Energia Y Celulousa S.A.	100,498	224,030
Ercros S.A. (a)	60,314	45,741
Faes Farma S.A. (c)	110,441	192,727
Fersa Energias Renovables S.A.	8,580	4,911
Fluidra S.A.	8,412	21,726
Fomento de Construcciones y Contratas S.A.	17,778	233,055
Gamesa Corp. Tecnologica S.A. (c)	76,395	161,364
Grifols S.A.	22,829	754,793
Grupo Catalana Occidente S.A.	26,168	428,475
Grupo Ezentis S.A. (a)	146,987	33,236
Iberpapel Gestion S.A.	77	1,319
Immobiliaria Colonial S.A. (a)	10,263	18,582
Indra Sistemas S.A. (c)	45,716	442,843
Jazztel plc (a)	88,160	525,429
La Seda de Barcelona S.A. (a)	17,018	35,356
Laboratorios Farmaceuticos Rovi S.A.	7,875	52,625
Mediaset Espana Comunicacion S.A. (c)	80,927	440,130
Melia Hotels International S.A. (c)	33,769	230,307
Miquel y Costas & Miquel S.A.	5,284	140,488
Natra S.A.	7,533	9,922
Natraceutical S.A. (a)	55,038	9,939
NH Hoteles S.A.	60,216	187,752
Obrascon Huarte Lain S.A.	20,932	484,653
Papeles y Cartones de Europa S.A.	17,114	44,176
Pescanova S.A.	7,446	123,607
Prim S.A.	3,013	17,732
Promotora de Informaciones S.A. (c)	112,904	54,605
Prosegur Cia de Seguridad S.A.	89,130	408,096
Realia Business S.A.	74,911	68,414
Sacyr Vallehermoso S.A. (a) (c)	54,440	117,681
Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A. (a)	34,412	35,381
Solaria Energia y Medio Ambiente S.A. (a)	19,439	24,225
Tecnicas Reunidas S.A.	14,104	658,034
Telecomunicaciones y Energia (a)	13,592	23,171
Tubacex S.A. (c)	62,559	157,602
Tubos Reunidos S.A.	63,692	155,481
Vidrala S.A.	9,644	236,159
Viscofan S.A.	20,350	933,235
Vocento S.A.	5,362	8,835
Vueling Airlines S.A.	8,642	53,213
Zeltia S.A. (c)	94,134	176,480

		13,436,634

Sweden—3.6%
AarhusKarlshamn AB	14,131	534,851
Acando AB	32,257	75,333
Active Biotech AB (a) (c)	23,620	170,743
AddNode AB	1,849	9,571
AddTech AB	10,676	290,148
AF AB	19,056	426,545
Alliance Oil Co., Ltd. (a)	31,383	247,957
Arise Windpower AB (a)	3,019	12,421
Atrium Ljungberg AB	3,824	49,191
Avanza Bank Holding AB	9,976	219,831
Axfood AB	11,896	447,132
Axis Communications AB (c)	20,453	507,526

Sweden—(Continued)
B&B Tools AB	11,786	$89,811
BE Group AB	31,085	80,869
Beijer AB G&L	6,096	100,361
Beijer Alma AB	10,939	188,391
Beijer Electronics AB	5,229	45,374
Betsson AB (a)	14,686	391,036
Bilia AB	10,743	143,260
Billerud AB (c)	58,189	543,682
BioGaia AB (a)	7,656	227,274
Biolnvent International AB (a)	30,656	10,594
Biotage AB (a)	10,158	13,144
Bjoern Borg AB	9,936	52,714
Bure Equity AB	36,256	130,258
Byggmax Group AB	19,874	96,277
Castellum AB	88,397	1,197,249
CDON Group AB (a)	33,105	208,024
Cision AB	2,371	19,334
Clas Ohlson AB	19,084	250,178
Concentric AB (a)	32,613	244,472
Concordia Maritime AB	4,217	6,933
Connecta AB	4,752	42,682
Doro AB	8,437	29,414
Duni AB	18,880	158,338
East Capital Explorer AB (a)	7,088	55,059
Enea AB (a)	5,311	30,724
Eniro AB (c)	55,843	77,361
Etrion Corp. (a) (c)	21,649	7,438
Fabege AB	79,503	757,165
Fagerhult AB	2,130	53,400
Fastighets AB Balder	36,044	198,349
Fenix Outdoor AB	384	9,003
Gunnebo AB	21,623	95,498
Hakon Invest AB	29,249	504,047
Haldex AB (c)	33,062	167,732
Hexpol AB	11,357	440,877
HIQ International AB	34,294	180,638
HMS Networks AB	709	11,586
Hoganas AB	14,670	511,221
Holmen AB (Series B)	32,135	878,126
Hufvudstaden AB (c)	15,492	192,282
Husqvarna AB (Series A)	9,289	47,240
Husqvarna AB (Series B)	203,271	1,039,703
Industrial & Financial Systems	11,624	194,909
Indutrade AB	6,991	207,592
Intrum Justitia AB	33,868	495,528
JM AB	47,411	868,156
KappAhl Holding AB	63,130	62,469
Klovern AB	22,837	89,795
KNOW IT AB	10,336	86,149
Kungsleden AB	64,238	363,313
Lagercrantz AB	9,342	87,180
Lindab International AB	46,206	359,446
Loomis AB	39,066	555,233
Meda AB	104,406	1,056,171
Medivir AB (a)	16,404	188,973
Mekonomen AB	8,305	246,242
Micronic Laser Systems AB (a) (c)	46,878	73,862
MQ Holding AB	9,112	24,990
NCC AB	3,116	59,770

MSF-110

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
NCC AB (Series B)	45,222	$863,311
Nederman Holding AB	932	19,399
Net Entertainment NE AB	16,258	175,218
Net Insight AB (a)	114,406	36,923
New Wave Group AB (c)	27,702	87,296
Nibe Industrier AB (c)	40,031	660,136
Nobia AB (c)	90,272	340,815
Nolato AB	12,091	128,897
Nordic Mines AB (a)	2,720	3,690
Nordnet AB	50,893	145,822
OEM International AB	498	4,662
Orexo AB (a)	5,087	39,108
Oriflame Cosmetics S.A. (c)	19,012	651,932
PA Resources AB (a)	274,596	28,483
Peab AB	83,795	392,177
Pricer AB	57,101	102,140
Proact IT Group AB	4,203	57,898
Probi AB	2,989	22,686
Proffice AB (a)	32,500	113,962
RaySearch Laboratories AB	6,806	20,203
ReadSoft AB (a)	5,293	16,416
Rederi AB Transatlantic	6,507	6,835
Rezidor Hotel Group AB	41,212	155,593
rnb Retail and Brands AB	29,440	9,188
Saab AB	27,146	521,554
Sagax AB	1,314	35,807
SAS AB (a)	78,024	88,491
Sectra AB	2,471	16,251
Securitas AB	46,369	348,982
Semcon AB (a)	8,454	52,816
SkiStar AB	12,482	158,382
SSAB AB (Series A) (c)	81,166	579,275
SSAB AB (Series B)	42,707	263,901
Studsvik AB	3,095	16,455
Sweco AB	18,222	192,293
Swedish Orphan Biovitrum AB (a)	70,526	395,104
Systemair AB	3,873	50,116
TradeDoubler AB	21,483	45,792
Trelleborg AB	131,495	1,483,744
Unibet Group plc	16,402	459,882
Vitrolife AB	7,246	49,308
Wallenstam AB	46,001	501,411
Wihlborgs Fastigheter AB	34,090	508,999
Xvivo Perfusion AB (a)	7,246	9,597

		27,399,095

Switzerland—4.7%
Acino Holding AG	2,116	247,586
Advanced Digital Broadcast Holdings S.A. (a)	557	6,998
AFG Arbonia-Forster Holding	8,523	159,135
Allreal Holding AG	6,424	942,855
APG SGA S.A.	761	144,674
Ascom Holding AG	14,464	109,242
Austriamicrosystems AG (a)	5,826	582,992
Autoneum Holding AG (a)	1,196	60,118
Bachem Holding AG	1,972	78,574
Baloise Holdings AG	1,153	90,802
Bank Coop AG	3,124	184,345
Bank Sarasin & Cie AG (a)	15,598	451,106

Switzerland—(Continued)
Banque Cantonale de Geneve	237	$51,894
Banque Cantonale Vaudoise	7	3,630
Banque Privee Edmond de Rothschild S.A.	3	53,394
Basilea Pharmaceutica, Ltd. (a) (c)	3,900	197,170
Belimo Holding AG	239	422,598
Bell Holding AG	74	157,309
Bellevue Group AG	2,584	25,349
Berner Kantonalbank AG (c)	1,995	536,153
BKW S.A. (a)	6,162	227,019
Bobst Group AG	5,436	162,044
Bossard Holding AG	1,285	170,569
Bucher Industries AG	2,972	533,930
Burckhardt Compression Holding AG	1,496	445,202
Burkhalter Holding AG (a)	268	82,339
Carlo Gavazzi Holding AG	71	15,282
Centralschweizerische Kraftwerke AG	189	66,231
Cham Paper Holding AG	169	29,480
Charles Voegele Holding AG	4,263	66,754
Cicor Technologies (a)	644	21,957
Clariant AG	134,925	1,609,290
Coltene Holding AG	1,860	57,031
Compagnie Financiere Tradition S.A.	826	49,088
Conzzeta AG	47	87,808
Daetwyler Holding AG	3,203	267,217
Dufry AG	8,674	1,040,671
EFG International AG	27,485	229,707
Emmi AG	1,190	261,340
EMS-Chemie Holding AG	38	7,848
Energiedienst Holding AG	3,017	141,894
Flughafen Zuerich AG	1,943	798,065
Forbo Holding AG	1,023	604,362
Galenica AG	2,405	1,425,261
GAM Holding, Ltd.	115,271	1,504,598
Gategroup Holding AG (a)	14,867	364,579
Georg Fischer AG (a)	2,283	809,668
Gottex Fund Management Holdings, Ltd.	1,827	6,762
Gurit Holding AG	212	104,741
Helvetia Holding AG	3,212	1,122,035
Huber & Suhner AG	6,932	310,300
Implenia AG (a)	7,333	296,785
Inficon Holding AG	797	168,639
Interroll Holding AG	265	99,172
Intershop Holding AG	600	207,671
Jungfraubahn Holding AG	62	3,986
Kaba Holding AG	1,260	491,943
Kardex AG	3,022	79,115
Komax Holding AG	2,284	171,626
Kudelski S.A.	24,289	273,939
Kuoni Reisen Holding AG	2,197	594,794
LEM Holding S.A.	293	147,704
Liechtensteinische Landesbank AG	2,166	77,751
LifeWatch AG (a)	4,907	39,718
Logitech International S.A. (a) (c)	84,871	777,871
Lonza Group AG	26,759	1,402,072
Luzerner Kantonalbank AG	1,448	510,082
MCH Group AG	684	33,400
Metall Zug AG	64	133,805
Meyer Burger Technology AG (a) (c)	23,582	312,797
Micronas Semiconductor Holding AG	16,260	161,185

MSF-111

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Mikron Holding AG (a)	474	$2,570
Mobilezone Holding AG	15,293	160,982
Mobimo Holding AG (a)	3,270	750,202
Myriad Group AG (a)	18,675	49,646
Nobel Biocare Holding AG	57,298	574,503
OC Oerlikon Corp. AG (a)	101,100	974,525
Orascom Development Holding AG (a)	2,069	32,775
Orell Fuessli Holding AG	428	45,296
Orior AG (a)	1,953	99,726
Panalpina Welttransport Holding AG	5,987	572,725
Phoenix Mecano AG	345	165,970
Precious Woods Holding AG (a)	752	2,236
PSP Swiss Property AG	2,635	239,574
PubliGroupe AG	721	101,437
Rieter Holding AG	1,772	302,209
Romande Energie Holding S.A.	125	162,068
Schaffner Holding AG	238	59,428
Schmolz & Bickenback AG	19,416	78,864
Schweiter Technologies AG	532	254,410
Schweizerische National-Versicherungs-Gesellschaft	8,748	346,594
Siegfried Holding AG	1,774	216,976
St. Galler Kantonalbank	1,433	536,447
Straumann Holding AG (c)	2,885	384,328
Swiss Life Holding AG (a)	12,706	1,516,918
Swisslog Holding AG (a)	139,223	149,444
Swissquote Group Holding S.A.	5,895	180,613
Tamedia AG	881	93,676
Tecan Group AG	6,117	444,519
Temenos Group AG (a) (c)	36,012	539,597
Tornos S.A.	3,719	26,776
U-Blox AG (a)	2,789	125,428
Valiant Holding	7,115	618,855
Valora Holding AG	1,639	291,228
Vaudoise Assurances Holding S.A.	581	175,331
Verwaltungs- und Privat-Bank AG	2,343	185,627
Vetropack Holding AG	125	222,301
Von Roll Holding AG (c)	24,766	57,985
Vontobel Holding AG	11,662	293,499
VZ Holding AG	490	56,360
Walliser Kantonalbank	137	126,726
Walter Meier AG	308	70,653
Ypsomed Holding AG (a) (c)	2,012	119,206
Zehnder Group AG	5,236	311,014
Zueblin Immobilien Holding AG (a)	20,587	64,408
Zug Estates Holding AG (a)	64	88,468
Zuger Kantonalbank AG	65	332,456

		35,317,630

United Kingdom—21.1%
4imprint Group plc	6,953	36,496
888 Holdings plc (a)	66,302	98,584
A.G. Barr plc (c)	49,005	353,940
Aberdeen Asset Management plc	342,028	1,722,468
Acal plc	9,528	25,836
Aegis Group plc	334,975	1,275,736
Afren plc (a)	489,474	1,111,442
African Barrick Gold plc	30,782	221,753
Aga Rangemaster Group plc	12,636	12,442

United Kingdom—(Continued)
Air Partner plc	992	$3,902
Amlin plc	302,061	1,970,538
Anglo Pacific Group plc	29,836	139,093
Anglo-Eastern Plantations plc	4,252	52,641
Anite plc	150,636	307,681
Ashmore Group plc	86,750	478,424
Ashtead Group plc	288,080	1,508,707
Atkins WS plc	76,087	896,657
Aveva Group plc	36,046	1,147,635
Avon Rubber plc	12,592	63,463
AZ Electronic Materials S.A.	22,266	121,809
Babcock International Group plc	160,184	2,401,834
Balfour Beatty plc	331,723	1,631,382
Barratt Developments plc (a)	470,342	1,289,582
BBA Avation plc	288,870	922,302
Beazley plc	386,682	1,049,943
Bellway plc	82,065	1,222,399
Berendsen plc	106,561	939,506
Berkeley Group Holdings plc	70,062	1,593,113
Betfair Group plc	27,897	327,476
Bioquell plc (a)	5,000	10,863
Bloomsbury Publishing plc	30,485	65,866
Bodycote plc	113,786	720,196
Booker Group plc	525,868	793,570
Bovis Homes Group plc	87,843	717,153
Braemar Shipping Services plc	6,013	35,801
Brammer plc	34,118	157,058
Brewin Dolphin Holdings plc	139,578	378,947
British Polythene Industries	9,775	60,611
Britvic plc (c)	142,790	841,660
BTG plc (a)	147,759	771,394
Bwin.Party Digital Entertainment plc (a)	248,132	416,957
Cable & Wireless Communications plc	1,218,734	710,975
Cairn Energy plc (a)	174,586	777,259
Camellia plc	24	3,741
Canaccord Financial, Inc.	4,370	23,848
Cape plc (c)	57,741	223,901
Capital & Counties Properties plc	107,134	377,230
Capital & Regional plc (a)	37,528	16,088
Carclo plc	16,990	118,150
Carillion plc	238,276	1,045,565
Carpetright plc (c)	22,006	234,092
Carr’s Milling Industries plc	591	9,329
Castings plc	1,484	8,470
Catlin Group, Ltd.	266,277	2,047,401
Centamin plc (a)	239,434	358,738
Centaur Media plc	92,526	68,772
Charles Stanley Group plc	548	2,426
Charles Taylor Consulting plc	428	1,246
Chemring Group plc	98,395	516,995
Chesnara plc	39,540	123,537
Chime Communications plc	22,036	82,796
Cineworld Group plc	51,940	209,110
Clarkson plc	1,692	35,689
Close Brothers Group plc	98,159	1,324,650
Cobham plc	450,363	1,615,970
Colt Telecom Group S.A. (a)	208,005	400,764
Computacenter plc	54,448	334,388
Consort Medical plc	18,608	213,309

MSF-112

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Cookson Group plc	143,370	$1,388,257
Corin Group plc	16,154	14,611
Costain Group plc (c)	10,772	43,282
Cranswick plc	29,575	376,161
Creston plc	5,272	7,777
Croda International plc	68	2,667
CSR plc (a)	122,475	629,116
Daily Mail & General Trust	156,527	1,219,562
Dairy Crest Group plc	83,632	468,977
Darty plc (c)	187,888	172,277
De La Rue plc	53,928	883,049
Debenhams plc	788,181	1,305,908
Dechra Pharmaceuticals plc	32,493	305,716
Development Securities plc	44,488	120,949
Devro plc	84,482	448,056
Dialight plc (c)	14,199	275,651
Dignity plc	33,707	496,977
Diploma plc	66,306	509,199
Dixons Retail plc (a)	2,133,618	683,871
Domino Printing Sciences	70,471	630,392
Domino’s Pizza UK & IRL plc	64,450	553,071
Drax Group plc	182,360	1,494,953
DS Smith plc	529,602	1,593,963
Dunelm Group plc	11,505	119,369
E2V Technologies plc (c)	57,984	123,996
easyJet plc	93,444	877,654
Electrocomponents plc	213,425	692,219
Elementis plc	255,861	960,998
EnQuest plc (a)	255,471	474,658
EnQuest plc (SEK) (a)	86,759	162,771
Enterprise Inns plc	300,503	306,258
Euromoney Institutional Investor plc	20,461	254,680
Exillon Energy plc (a)	14,549	32,338
F&C Asset Management plc	295,113	460,545
Fenner plc	97,479	609,799
Ferrexpo plc	57,808	181,986
Fiberweb plc	70,210	79,396
Fidessa Group plc	19,212	456,623
Filtrona plc	129,023	1,074,961
Findel plc (a)	140,049	14,110
FirstGroup plc	199,516	774,729
Fortune Oil plc (a)	367,046	53,153
Fuller, Smith & Turner plc	6,667	78,035
Galliford Try plc	37,167	438,404
Gem Diamonds, Ltd.	61,908	173,998
Genus plc	36,981	903,365
Go-Ahead Group plc	18,760	397,852
Greencore Group plc (EUR)	204,608	264,536
Greene King plc	107,732	1,045,651
Greggs plc	54,722	443,723
Halfords Group plc	115,745	488,147
Halma plc	198,998	1,364,246
Hansard Global plc	6,197	9,731
Hardy Oil & Gas plc	14,946	32,163
Hargreaves Lansdown plc	121,563	1,235,404
Hays plc	644,027	804,358
Headlam Group plc	56,842	281,796
Helical Bar plc	61,441	186,429
Helphire plc	40,476	899

United Kingdom—(Continued)
Henderson Group plc	485,556	$843,087
Heritage Oil plc (a) (c)	105,352	329,756
Hibu plc (a) (c)	1,399,802	11,334
Hikma Pharmaceuticals plc (c)	82,141	964,714
Hill & Smith Holdings plc	42,153	252,580
Hilton Food Group, Ltd.	1,888	8,370
Hiscox, Ltd.	231,692	1,821,981
HMV Group plc (c)	209,159	10,045
Hochschild Mining plc (c)	69,571	546,919
Hogg Robinson Group plc	81,837	66,406
Home Retail Group plc (c)	383,206	553,274
Homeserve plc	170,640	580,195
Hornby plc	1,884	1,919
Howden Joinery Group plc (a)	345,962	831,206
Hunting plc	60,412	808,306
Huntsworth plc	15,391	12,557
Hyder Consulting plc	16,592	113,583
ICAP plc	142,794	742,750
IG Group Holdings plc	146,431	1,055,942
Imagination Technologies Group plc (a) (c)	65,593	504,723
IMI plc	591	8,616
Inchcape plc (a)	216,462	1,261,286
Informa plc	293,165	1,911,461
Inmarsat plc	194,647	1,859,201
Innovation Group plc (a)	520,476	185,051
Intermediate Capital Group plc	56,516	273,120
International Ferro Metals, Ltd.	82,765	19,199
International Personal Finance plc	167,310	811,502
Interserve plc	82,100	484,174
Invensys plc	257,210	974,715
IP Group plc (a) (c)	134,473	263,345
ITE Group plc	123,011	410,238
James Fisher & Sons plc	16,166	199,190
Jardine Lloyd Thompson Group plc	80,781	999,481
JD Sports Fashion plc	9,241	104,596
JD Wetherspoon plc	61,195	476,651
JKX Oil & Gas plc	42,658	54,511
John Menzies plc	19,888	207,352
John Wood Group plc	140,393	1,827,257
Johnston Press plc (c)	182,050	23,152
Jupiter Fund Management plc	109,292	430,480
Kcom Group plc	394,746	524,138
Keller Group plc	24,959	223,550
Kier Group plc	19,645	411,253
Kofax plc	30,968	153,142
Ladbrokes plc	533,684	1,490,700
Laird plc	156,521	570,192
Lamprell plc	113,934	202,860
Lancashire Holdings, Ltd.	51,046	680,094
Latchways plc	918	15,121
Laura Ashley Holdings plc	17,800	7,832
Lavendon Group plc	34,608	83,871
London Stock Exchange Group plc	62,061	946,540
Lonmin plc (c)	34,446	311,537
Lookers plc	116,930	140,724
Low & Bonar plc	26,019	26,290
LSL Property Services plc	2,076	7,055
Marshalls plc	62,241	87,050
Marston’s plc	372,328	687,939

MSF-113

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Mcbride plc	112,043	$234,380
Mears Group plc	50,306	229,933
Mecom Group plc (a)	42,085	56,773
Meggitt plc	422,113	2,699,217
Melrose plc (a)	504,489	1,975,769
Melrose Resources plc	23,085	48,309
Michael Page International plc	131,245	756,306
Micro Focus International plc	84,783	807,013
Millennium & Copthorne Hotels plc	87,881	690,028
Mitchells & Butlers plc	110,356	520,198
Mitie Group (c)	176,827	833,181
Mondi plc	184,306	1,881,635
Moneysupermarket.com Group plc	132,032	294,087
Morgan Crucible Co.	175,201	749,587
Morgan Sindall plc	15,893	170,842
Mothercare plc (c)	53,760	189,098
N. Brown Group plc	92,789	412,065
National Express Group plc	318,383	1,081,161
NCC Group plc	11,526	172,783
New World Resources plc	11,898	51,023
Northgate plc	46,526	181,034
Novae Group plc	15,368	91,825
Ocado Group plc (a) (c)	170,726	178,120
Optos plc (a)	18,011	57,261
Oxford Biomedica plc (a)	67,707	2,832
Oxford Instruments plc	26,744	594,355
Pace plc	141,150	363,093
PayPoint plc	30,239	349,932
Pendragon plc (a)	219,844	51,527
Pennon Group plc	145,591	1,699,899
Persimmon plc	199,016	2,444,784
Petra Diamonds, Ltd. (a)	34,837	65,983
Petropavlovsk plc	81,003	537,143
Phoenix Group Holdings plc	8,759	72,038
Phoenix IT Group, Ltd.	21,830	53,724
Photo-Me International plc	13,571	10,699
Premier Farnell plc	194,041	539,973
Premier Foods plc (a) (c)	106,178	109,815
Premier Oil plc (a)	234,877	1,364,870
Provident Financial plc (c)	72,330	1,606,061
Psion plc	47,475	67,397
Punch Taverns plc	291,265	31,362
PV Crystalox Solar plc (a)	94,168	11,594
PZ Cussons plc (c)	133,219	646,264
QinetiQ plc	338,186	1,036,001
Quintain Estates & Development plc (a)	195,830	167,213
Rank Group plc	14,368	33,666
Rathbone Brothers	24,973	535,865
Raven Russia, Ltd.	44,000	48,002
REA Holdings plc	1,120	9,066
Redrow plc	148,362	373,046
Regus plc	350,864	577,768
Renishaw plc	21,312	568,677
Renold plc (a)	54,996	21,583
Renovo Group plc	13,825	3,934
Rentokil Initial plc	865,652	1,139,378
Restaurant Group plc	119,275	690,457
Ricardo plc	8,470	52,774
Rightmove plc	51,550	1,307,379

United Kingdom—(Continued)
RM plc	49,467	$66,003
Robert Walters plc	16,972	53,461
Rotork plc	46,393	1,697,941
RPC Group plc	92,930	640,162
RPS Group plc	133,244	535,994
Safestore Holdings plc	117,836	195,875
Salamander Energy plc (a)	129,169	418,218
Savills plc	78,859	507,775
SDL plc (a)	52,526	564,302
Senior plc	218,248	720,674
Sepura plc	9,265	12,982
Severfield-Rowen plc	37,540	86,498
Shanks Group plc	246,393	328,682
SIG plc	344,227	551,012
Smiths News plc	99,361	197,424
Soco International plc (a)	103,791	554,456
Spectris plc	75,025	2,094,783
Speedy Hire plc	137,776	65,117
Spirax-Sarco Engineering plc	42,679	1,443,226
Spirent Communications plc	344,790	860,732
Spirit Pub Co. plc (a)	302,763	255,446
Sportech plc (a)	6,604	6,474
Sportingbet plc	47,180	39,289
Sports Direct International plc	48,604	270,439
ST Modwen Properties plc	82,945	266,829
St. James’s Place plc	91,335	542,041
Stagecoach Group plc	207,543	942,483
Sthree plc	46,658	214,519
SuperGroup plc (a)	8,080	78,055
Synergy Health plc	30,007	445,619
T. Clarke plc	1,419	1,083
TalkTalk Telecom Group plc (a)	188,301	564,505
Talvivaara Mining Co. plc (a)	40,983	101,075
Taylor Wimpey plc (a)	1,648,812	1,449,905
Ted Baker plc	6,525	94,524
Telecity Group plc (a)	45,378	656,841
Telecom Plus plc	26,306	359,543
The Vitec Group plc	11,459	132,447
Thomas Cook Group plc (c)	406,795	115,174
Thorntons plc	20,000	10,379
Topps Tiles plc	106,295	78,975
Torotrak plc (a)	15,625	8,935
Travis Perkins plc	125,434	2,114,881
Tribal Group plc	19,145	29,691
Trinity Mirror plc	158,282	129,705
TT electronics plc	95,954	223,001
TUI Travel plc (c)	208,335	789,297
Tullett Prebon plc	133,791	644,718
UK Coal plc (a)	46,610	5,103
UK Mail Group plc	1,868	7,956
Ultra Electronics Holdings plc	12,832	320,009
Unite Group plc (a)	128,010	545,534
United Business Media, Ltd.	130,376	1,480,128
UTV Media plc	54,341	114,136
Vectura Group plc (a)	199,135	278,214
Victrex plc	43,917	939,345
Vislink plc	37,188	17,865
Volex Group plc (a) (c)	14,989	43,336
VP plc	890	4,664

MSF-114

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
WH Smith plc	85,603	$894,558
William Hill plc	427,789	2,192,479
Wincanton plc	67,693	61,280
Wolfson Microelectronics plc (a)	84,440	272,619
Xaar plc	19,443	77,863
Xchanging plc	132,847	245,181
XP Power, Ltd. (c)	3,554	57,549
Yule Catto & Co. plc	154,465	413,836

		159,361,461

Total Common Stock (Identified Cost $684,324,577)		749,708,658

Preferred Stock—0.0%

United Kingdom—0.0%
REA Holdings plc	67	118

Total Preferred Stock (Identified Cost $119)		118

Rights—0.0%

Australia—0.0%
Global Construction Services, Ltd. (a)	251	21
Straits Resources, Ltd., expires 10/04/12 (a)	61,400	63

		84

Singapore—0.0%
Raffles Education Corp., Ltd., expires 10/16/12 (a)	68,896	12,632

Switzerland—0.0%
Myriad Group AG, expires 10/12/12 (a)	18,675	0

Total Rights (Identified Cost $0)		12,716

Units—0.0%

Ireland—0.0%
Irish Continental Group plc	130	3,026

Singapore—0.0%
K-Green Trust	103,000	85,968

Total Units (Identified Cost $83,517)		88,994

Warrants—0.0%

Canada—0.0%
Duluth Metals, Ltd., expires 01/18/13 (a) (c)	933	427

Italy—0.0%
Seat Pagine Gialle S.p.A., expires 08/31/14 (a) (c)	402,113	$1,259

Singapore—0.0%
Sinarmas Land, Ltd., expires 11/18/15, strike SGD 0.10 (a)	186,223	25,797
Transcu Group, Ltd., expires 09/01/13, strike SGD 0.04 (a) (b)	97,000	1,580

		27,377

Total Warrants (Identified Cost $36,550)		29,063

Short Term Investments—19.6%

United States—19.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $371,000 on 10/01/12, collateralized by $370,000 U.S. Treasury Note at 1.000% due 10/31/16 with a value of $379,496.	$371,000	371,000
State Street Navigator Securities Lending Prime Portfolio (d)	147,485,756	147,485,756

Total Short Term Investments (Identified Cost $147,856,756)		147,856,756

Total Investments—119.0% (Identified Cost $832,301,519) (e)		897,696,305
Liabilities in excess of other assets		(143,254,569)

Net Assets—100.0%		$754,441,736

(a)	Non-Income Producing.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $140,151,079 and the collateral received consisted of cash in the amount of $147,485,756 and non-cash collateral with a value of $1,848,034. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2012, the aggregate cost of investments was $832,301,519. The aggregate unrealized appreciation and depreciation of investments was $169,234,963 and $(103,840,177), respectively, resulting in net unrealized appreciation of $65,394,786.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.

MSF-115

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(VVPR
Strip)—	The VVPR Strip is a coupon which, if presented along with the corresponding coupon of the share, allows the holder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company. This strip is quoted seperately from the ordinary share and is freely negotiable.
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	U.S. Dollar

Ten Largest Industries as of September 30, 2012	% of Net Assets
Metals & Mining	5.8%
Machinery	5.6%
Commercial Banks	4.7%
Oil, Gas & Consumable Fuels	4.2%
Construction & Engineering	3.9%
Hotels, Restaurants & Leisure	3.9%
Media	3.7%
Real Estate Management & Development	3.2%
Food Products	3.1%
Electronic Equipment, Instruments & Components	3.1%

MSF-116

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$41,691	$50,416,154	$90,036	$50,547,881
Austria	—	6,328,324	—	6,328,324
Belgium	—	8,806,911	50	8,806,961
Canada	80,885,548	—	17,271	80,902,819
Denmark	—	10,229,082	—	10,229,082
Finland	94,857	17,215,368	—	17,310,225
France	—	26,422,711	22,526	26,445,237
Germany	—	33,582,066	—	33,582,066
Greece	6,529	6,657,130	15,367	6,679,026
Hong Kong	862,207	17,713,572	176,520	18,752,299
India	—	30,865	—	30,865
Ireland	—	7,895,150	—	7,895,150
Israel	45,278	7,021,625	—	7,066,903
Italy	—	20,352,954	—	20,352,954
Japan	38,138	171,858,879	—	171,897,017
Netherlands	—	14,137,103	—	14,137,103
New Zealand	10,606	7,333,073	—	7,343,679
Norway	—	8,050,066	—	8,050,066
Portugal	249,221	3,171,593	—	3,420,814
Singapore	87,980	14,311,579	15,808	14,415,367
Spain	—	13,436,634	—	13,436,634
Sweden	9,597	27,389,498	—	27,399,095
Switzerland	1,803,480	33,514,150	—	35,317,630
United Kingdom	—	159,361,461	—	159,361,461
Total Common Stock	84,135,132	665,235,948	337,578	749,708,658
Total Preferred Stock*	—	118	—	118
Total Rights*	—	12,716	—	12,716
Units
Ireland	3,026	—	—	3,026
Singapore	—	85,968	—	85,968
Total Units	3,026	85,968	—	88,994
Warrants
Canada	—	427	—	427
Italy	1,259	—	—	1,259
Singapore	25,797	—	1,580	27,377
Total Warrants	27,056	427	1,580	29,063

MSF-117

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short Term Investments
United States	$147,485,756	$371,000	$—	$147,856,756
Total Investments	$231,650,970	$665,706,177	$339,158	$897,696,305

*	See Schedule of Investments for additional detailed categorizations.

The following table details transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$2,187,542	$1,372,898	$1,372,898	$2,187,542

Transfers from Level 2 to Level 1 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Warrants	Total
Balance as of December 31, 2011	$131,695	$1,498	$133,193
Transfers Into level 3	534,833	0	534,833
Transfers Out of level 3	0	0	0
Accrued discounts/premiums	0	0	0
Realized Loss	(67,586)	0	(67,586)
Change in unrealized appreciation (depreciation)	(218,311)	82	(218,229)
Security Purchases	66,976	0	66,976
Security Sales	(110,029)	0	(110,029)
Balance as of September 30, 2012	$337,578	$1,580	$339,158

Common stock transfers into level 3 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs. The change in unrealized depreciation on investments held at September 30, 2012 was $(300,583).

MSF-118

Metropolitan Series Fund

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	865,768	$7,566,815
BlackRock Bond Income Portfolio, (Class A) (a)	1,128,635	128,596,713
BlackRock High Yield Portfolio, (Class A) (b)	877,197	7,552,667
BlackRock Large Cap Value Portfolio, (Class A) (a)	784,246	7,560,128
BlackRock Legacy Large Cap Growth Portfolio, (Class A) (a)	261,737	7,538,024
Clarion Global Real Estate Portfolio, (Class A) (b)	696,149	7,511,450
Davis Venture Value Portfolio, (Class A) (a)	458,982	15,054,598
Harris Oakmark International Portfolio, (Class A) (b)	564,032	7,445,220
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	576,794	7,561,764
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	39,520	7,531,279
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	1,432,655	15,128,832
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b)	4,516,231	45,342,961
Met/Templeton International Bond Portfolio, (Class A) (b)	1,325,152	15,172,995
MFS Research International Portfolio, (Class A) (b)	768,582	7,501,357
MFS Value Portfolio, (Class A) (a)	1,104,400	15,119,233
Neuberger Berman Genesis Portfolio, (Class A) (a)	582,800	7,535,610
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	6,446,234	75,678,790

Affiliated Investment Companies—(Continued)
PIMCO Total Return Portfolio, (Class A) (b)	12,464,256	$158,794,628
Pioneer Fund Portfolio, (Class A) (b)	1,038,796	15,072,931
Rainier Large Cap Equity Portfolio, (Class A) (b)	855,589	7,537,737
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	422,357	7,547,526
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	630,670	15,073,021
Third Avenue Small Cap Value Portfolio, (Class A) (b) (c)	977,788	15,038,378
Van Kampen Comstock Portfolio, (Class A) (b)	710,177	7,542,076

Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	1,651,695	22,694,294
Western Asset Management U.S. Government Portfolio, (Class A) (a)	9,799,627	121,025,393

Total Mutual Funds (Identified Cost $709,223,362)		755,724,420

Total Investments—100.0% (Identified Cost $709,223,362) (d)		755,724,420
Liabilities in excess of other assets		(371,862)

Net Assets—100.0%		$755,352,558

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of September 30, 2012, the aggregate cost of investments was $709,223,362. The aggregate unrealized appreciation and depreciation of investments was $46,722,168 and $(221,110), respectively, resulting in net unrealized appreciation of $46,501,058.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$755,724,420	$—	$—	$755,724,420
Total Investments	$755,724,420	$—	$—	$755,724,420

MSF-119

Metropolitan Series Fund

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	3,925,743	$34,310,992
BlackRock Bond Income Portfolio, (Class A) (a)	1,808,541	206,065,131
BlackRock High Yield Portfolio, (Class A) (b)	1,995,080	17,177,641
BlackRock Large Cap Value Portfolio, (Class A) (a)	3,564,718	34,363,878
BlackRock Legacy Large Cap Growth Portfolio, (Class A) (a)	1,186,632	34,175,008
Clarion Global Real Estate Portfolio, (Class A) (b)	1,578,112	17,027,831
Davis Venture Value Portfolio, (Class A) (a)	1,561,575	51,219,653
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	1,256,722	17,016,016
Harris Oakmark International Portfolio, (Class A) (b)	3,792,398	50,059,652
Invesco Small Cap Growth Portfolio, (Class A) (b)	2,241,379	33,956,894
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	1,313,383	17,218,457
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	88,929	16,947,263
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	3,246,585	34,283,934
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b)	6,788,257	68,154,097
Met/Templeton International Bond Portfolio, (Class A) (b)	4,527,040	51,834,604
MFS Research International Portfolio, (Class A) (b)	3,486,674	34,029,937
MFS Value Portfolio, (Class A) (a)	5,022,532	68,758,462
Neuberger Berman Genesis Portfolio, (Class A) (a)	1,325,086	17,133,361
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	10,252,158	120,360,330
PIMCO Total Return Portfolio, (Class A) (b)	24,325,024	309,900,806

Affiliated Investment Companies—(Continued)
Pioneer Fund Portfolio, (Class A) (b)	2,362,687	$34,282,584
Rainier Large Cap Equity Portfolio, (Class A) (b)	3,888,496	34,257,647
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	1,916,683	34,251,131
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	2,867,770	68,539,701
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	1,818,948	17,043,543
Third Avenue Small Cap Value Portfolio, (Class A) (b) (c)	2,214,956	34,066,021
Van Eck Global Natural Resources Portfolio, (Class A) (a)	1,296,078	16,771,251
Van Kampen Comstock Portfolio, (Class A) (b)	4,841,327	51,414,894
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	2,507,758	34,456,601
Western Asset Management U.S. Government Portfolio, (Class A) (a)	12,442,679	153,667,090

Total Mutual Funds (Identified Cost $1,585,822,921)		1,712,744,410

Total Investments—100.0% (Identified Cost $1,585,822,921) (d)		1,712,744,410
Liabilities in excess of other assets		(814,062)

Net Assets—100.0%		$1,711,930,348

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of September 30, 2012, the aggregate cost of investments was $1,585,822,921. The aggregate unrealized appreciation and depreciation of investments was $129,628,217 and $(2,706,728), respectively, resulting in net unrealized appreciation of $126,921,489.

MSF-120

Metropolitan Series Fund

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule to Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,712,744,410	$—	$—	$1,712,744,410
Total Investments	$1,712,744,410	$—	$—	$1,712,744,410

MSF-121

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—95.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Alliant Techsystems, Inc.	18,009	$902,431
BE Aerospace, Inc. (a)	57,321	2,413,214
Esterline Technologies Corp. (a) (b)	17,013	955,110
Exelis, Inc.	102,995	1,064,968
Huntington Ingalls Industries, Inc. (a)	27,297	1,147,839
Triumph Group, Inc. (b)	27,526	1,721,201

		8,204,763

Air Freight & Logistics—0.1%
UTi Worldwide, Inc.	57,198	770,457

Airlines—0.3%
Alaska Air Group, Inc. (a)	38,865	1,362,607
JetBlue Airways Corp. (a) (b)	125,375	600,546

		1,963,153

Auto Components—0.2%
Gentex Corp. (b)	79,702	1,355,731

Automobiles—0.1%
Thor Industries, Inc.	24,206	879,162

Biotechnology—2.2%
Regeneron Pharmaceuticals, Inc. (a) (b)	41,303	6,305,316
United Therapeutics Corp. (a)	26,518	1,481,826
Vertex Pharmaceuticals, Inc. (a)	118,980	6,656,931

		14,444,073

Building Products—0.5%
Fortune Brands Home & Security, Inc. (a)	88,597	2,393,005
Lennox International, Inc.	25,597	1,237,871

		3,630,876

Capital Markets—2.1%
Affiliated Managers Group, Inc. (a)	28,310	3,482,130
Apollo Investment Corp.	111,858	880,322
Eaton Vance Corp. (b)	63,507	1,839,163
Greenhill & Co., Inc. (b)	14,751	763,364
Janus Capital Group, Inc.	103,279	974,954
Jefferies Group, Inc.	70,626	966,870
Raymond James Financial, Inc.	61,635	2,258,923
SEI Investments Co.	74,635	1,600,921
Waddell & Reed Financial, Inc. (Class A)	47,316	1,550,545

		14,317,192

Chemicals—2.8%
Albemarle Corp.	49,341	2,599,284
Ashland, Inc.	40,271	2,883,404
Cabot Corp.	32,802	1,199,569
Cytec Industries, Inc.	25,393	1,663,749
Intrepid Potash, Inc. (a) (b)	29,447	632,521
Minerals Technologies, Inc. (b)	9,730	690,149
NewMarket Corp. (b)	5,913	1,457,436
Olin Corp. (b)	44,110	958,510
RPM International, Inc.	72,718	2,075,372
Sensient Technologies Corp.	27,516	1,011,488
The Scotts Miracle-Gro Co.	21,242	923,390

Chemicals—(Continued)
Valspar Corp.	46,546	$2,611,231

		18,706,103

Commercial Banks—3.6%
Associated Banc-Corp.	94,630	1,246,277
BancorpSouth, Inc.	45,817	675,342
Bank of Hawaii Corp. (b)	24,917	1,136,713
Cathay General Bancorp (b)	40,365	696,700
City National Corp. (b)	25,990	1,338,745
Commerce Bancshares, Inc.	41,066	1,656,192
Cullen/Frost Bankers, Inc. (b)	33,854	1,944,235
East West Bancorp, Inc.	78,254	1,652,724
FirstMerit Corp.	60,448	890,399
Fulton Financial Corp.	110,479	1,089,323
Hancock Holding Co. (b)	46,741	1,446,634
International Bancshares Corp. (b)	30,022	571,919
Prosperity Bancshares, Inc. (b)	24,103	1,027,270
Signature Bank (a)	25,836	1,733,079
SVB Financial Group (a)	24,484	1,480,303
Synovus Financial Corp. (b)	433,659	1,027,772
TCF Financial Corp. (b)	89,831	1,072,582
Trustmark Corp. (b)	35,714	869,279
Valley National Bancorp (b)	108,853	1,090,707
Webster Finanical Corp. (b)	39,731	941,625
Westamerica Bancorp (b)	15,197	715,019

		24,302,839

Commercial Services & Supplies—1.7%
Clean Harbors, Inc. (a)	26,181	1,278,942
Copart, Inc. (a)	59,593	1,652,514
Corrections Corp. of America (a)	55,158	1,845,035
Deluxe Corp. (b)	27,872	851,768
Herman Miller, Inc. (b)	32,138	624,763
HNI Corp. (b)	24,991	637,520
Mine Safety Appliances Co. (b)	17,119	638,025
Rollins, Inc. (b)	36,239	847,630
The Brink’s Co. (b)	26,319	676,135
Waste Connections, Inc. (b)	67,926	2,054,762

		11,107,094

Communications Equipment—1.0%
ADTRAN, Inc. (b)	34,882	602,761
Ciena Corp. (a) (b)	55,243	751,305
InterDigital, Inc.	23,505	876,266
Plantronics, Inc. (b)	23,311	823,578
Polycom, Inc. (a)	97,494	962,266
Riverbed Technology, Inc. (a)	85,054	1,979,206
Tellabs, Inc.	190,383	673,956

		6,669,338

Computers & Peripherals—0.7%
Diebold, Inc.	34,850	1,174,793
Lexmark International, Inc. (Class A)	38,771	862,655
NCR Corp. (a)	87,715	2,044,637
QLogic Corp. (a)	51,972	593,520

		4,675,605

MSF-122

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction & Engineering—1.1%
AECOM Technology Corp. (a)	62,342	$1,319,157
Granite Construction, Inc. (b)	19,633	563,860
KBR, Inc.	81,223	2,422,070
The Shaw Group, Inc. (a)	36,386	1,587,157
URS Corp.	42,373	1,496,190

		7,388,434

Construction Materials—0.3%
Martin Marietta Materials, Inc.	25,276	2,094,622

Containers & Packaging—1.5%
Aptargroup, Inc.	36,715	1,898,533
Greif, Inc.	16,719	738,645
Packaging Corp. of America	54,110	1,964,193
Rock-Tenn Co.	39,017	2,816,247
Silgan Holdings, Inc.	27,180	1,182,602
Sonoco Products Co.	55,487	1,719,542

		10,319,762

Distributors—0.5%
LKQ Corp. (a)	163,347	3,021,920

Diversified Consumer Services—0.8%
DeVry, Inc.	31,817	724,155
ITT Educational Services, Inc. (a) (b)	8,614	277,629
Matthews International Corp. (b)	15,406	459,407
Regis Corp. (b)	31,650	581,727
Service Corp. International	118,475	1,594,674
Sotheby’s (b)	37,361	1,176,872
Strayer Education, Inc. (b)	6,547	421,299

		5,235,763

Diversified Financial Services—0.6%
CBOE Holdings, Inc. (b)	48,115	1,415,543
MSCI, Inc. (a)	67,149	2,403,263

		3,818,806

Diversified Telecommunication Services—0.3%
tw telecom, inc. (a)	83,275	2,170,979

Electric Utilities—2.1%
Cleco Corp. (b)	33,474	1,405,239
Great Plains Energy, Inc.	84,420	1,879,189
Hawaiian Electric Industries, Inc. (b)	53,523	1,408,190
IDACORP, Inc. (b)	27,652	1,196,502
NV Energy, Inc.	130,112	2,343,317
OGE Energy Corp.	54,392	3,016,580
PNM Resources, Inc.	43,915	923,533
Westar Energy, Inc.	69,640	2,065,522

		14,238,072

Electrical Equipment—1.7%
Acuity Brands, Inc. (b)	23,349	1,477,758
AMETEK, Inc.	133,716	4,740,232
General Cable Corp. (a) (b)	27,440	806,187
Hubbell, Inc. (Class B)	29,449	2,377,713

Electric Equipment—(Continued)
Regal-Beloit Corp.	22,977	$1,619,419

		11,021,309

Electronic Equipment, Instruments & Components—1.9%
Arrow Electronics, Inc. (a)	59,985	2,022,095
Avnet, Inc. (a)	77,924	2,266,809
Ingram Micro, Inc. (a)	82,745	1,260,206
Itron, Inc. (a) (b)	21,787	940,109
National Instruments Corp.	51,872	1,305,618
Tech Data Corp. (a)	20,815	942,920
Trimble Navigation, Ltd. (a)	69,298	3,302,743
Vishay Intertechnology, Inc. (a) (b)	72,670	714,346

		12,754,846

Energy Equipment & Services—2.7%
Atwood Oceanics, Inc. (a)	31,352	1,424,948
CARBO Ceramics, Inc. (b)	10,818	680,669
Dresser-Rand Group, Inc. (a)	41,717	2,299,024
Dril-Quip, Inc. (a) (b)	20,057	1,441,697
Helix Energy Solutions Group, Inc. (a)	53,955	985,758
Oceaneering International, Inc.	59,490	3,286,822
Oil States International, Inc. (a)	30,180	2,398,103
Patterson-UTI Energy, Inc. (b)	83,670	1,325,333
Superior Energy Services, Inc. (a)	86,637	1,777,791
Tidewater, Inc.	27,470	1,333,119
Unit Corp. (a)	23,842	989,443

		17,942,707

Food & Staples Retailing—0.2%
Harris Teeter Supermarkets, Inc. (b)	27,178	1,055,593
SUPERVALU, Inc. (b)	117,809	283,920

		1,339,513

Food Products—1.8%
Flowers Foods, Inc.	63,466	1,280,744
Green Mountain Coffee Roasters, Inc. (a) (b)	71,169	1,690,264
Hillshire Brands Co.	65,494	1,753,929
Ingredion, Inc.	42,003	2,316,885
Lancaster Colony Corp. (b)	10,681	782,383
Post Holdings, Inc. (a)	18,001	541,110
Ralcorp Holdings, Inc. (a)	30,341	2,214,893
Smithfield Foods, Inc. (a)	74,170	1,457,441
Tootsie Roll Industries, Inc. (b)	11,354	306,331

		12,343,980

Gas Utilities—1.7%
Atmos Energy Corp.	49,714	1,779,264
Energen Corp.	39,766	2,084,136
National Fuel Gas Co.	45,929	2,482,003
Questar Corp.	96,867	1,969,306
UGI Corp.	62,006	1,968,690
WGL Holdings, Inc. (b)	28,434	1,144,469

		11,427,868

Health Care Equipment & Supplies—2.6%
Hill-Rom Holdings, Inc.	34,278	996,119
Hologic, Inc. (a)	145,933	2,953,684

MSF-123

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
IDEXX Laboratories, Inc. (a) (b)	30,344	$3,014,676
Masimo Corp. (a) (b)	28,678	693,434
ResMed, Inc. (a) (b)	78,307	3,169,084
STERIS Corp. (b)	32,027	1,135,998
Teleflex, Inc.	22,531	1,551,034
The Cooper Cos., Inc.	26,405	2,494,216
Thoratec Corp. (a)	32,430	1,122,078

		17,130,323

Health Care Providers & Services—3.4%
AMERIGROUP Corp. (a)	26,897	2,459,193
Community Health Systems, Inc. (a)	50,150	1,461,371
Health Management Associates, Inc. (a)	141,335	1,185,800
Health Net, Inc. (a)	44,925	1,011,262
Henry Schein, Inc. (a) (b) (c)	48,808	3,869,010
HMS Holdings Corp. (a)	47,600	1,591,268
LifePoint Hospitals, Inc. (a) (b)	26,951	1,152,964
Mednax, Inc. (a) (b)	27,411	2,040,749
Omnicare, Inc.	61,500	2,089,155
Owens & Minor, Inc. (b)	35,011	1,046,129
Universal Health Services, Inc. (Class B)	48,614	2,223,118
VCA Antech, Inc. (a) (b)	48,384	954,616
WellCare Health Plans, Inc. (a)	23,760	1,343,628

		22,428,263

Health Care Technology—0.2%
Allscripts Heathcare Solutions, Inc. (a)	94,437	1,173,852

Hotels, Restaurants & Leisure—1.4%
Bally Technologies, Inc. (a) (b)	22,846	1,128,364
Bob Evans Farms, Inc. (b)	15,480	605,732
Brinker International, Inc. (b)	40,757	1,438,722
International Speedway Corp.	14,075	399,308
Life Time Fitness, Inc. (a) (b)	22,065	1,009,253
Panera Bread Co. (a)	15,526	2,653,238
Scientific Games Corp. (a)	31,277	258,661
The Cheesecake Factory, Inc. (b)	27,527	984,090
The Wendy’s Co. (b)	155,104	705,723
WMS Industries, Inc. (a) (b)	30,020	491,728

		9,674,819

Household Durables—2.1%
Jarden Corp. (a)	41,387	2,186,889
KB Home (b)	42,188	605,398
MDC Holdings, Inc.	21,168	815,180
Mohawk Industries, Inc. (a)	31,953	2,556,879
NVR, Inc. (a)	2,668	2,253,126
Tempur-Pedic International, Inc. (a)	32,829	981,259
Toll Brothers, Inc. (a) (b)	82,533	2,742,571
Tupperware Brands Corp.	30,717	1,646,124

		13,787,426

Household Products—1.0%
Church & Dwight Co., Inc.	76,755	4,144,002
Energizer Holdings, Inc. (a)	35,511	2,649,476

		6,793,478

Industrial Conglomerates—0.3%
Carisle Cos., Inc.	34,508	$1,791,655

Insurance—4.4%
Alleghany Corp. (a)	9,335	3,220,015
American Financial Group, Inc.	43,471	1,647,551
Arthur J. Gallagher & Co.	66,698	2,389,122
Aspen Insurance Holdings, Ltd.	39,341	1,199,507
Brown & Brown, Inc.	64,775	1,688,684
Everest Re Group, Ltd.	28,571	3,055,954
Fidelity National Financial, Inc.	116,210	2,485,732
First American Financial Corp. (b)	58,638	1,270,685
HCC Insurance Holdings, Inc.	55,518	1,881,505
Kemper Corp.	30,079	923,726
Mercury General Corp.	19,981	772,266
Old Republic International Corp.	133,023	1,237,114
Protective Life Corp.	44,133	1,156,726
Reinsurance Group of America, Inc.	40,640	2,351,837
StanCorp Financial Group, Inc. (b)	24,325	759,913
The Hanover Insurance Group, Inc.	24,710	920,695
W.R. Berkley Corp. (b)	61,241	2,295,925

		29,256,957

Internet & Catalog Retail—0.2%
HSN, Inc. (b)	20,558	1,008,370

Internet Software & Services—1.8%
AOL, Inc. (a)	49,443	1,741,877
Equinix, Inc. (a) (b)	26,566	5,473,924
Monster Worldwide, Inc. (a) (b)	65,208	477,975
Rackspace Hosting, Inc. (a) (b)	59,807	3,952,644
ValueClick, Inc. (a) (b)	38,915	668,949

		12,315,369

IT Services—3.0%
Acxiom Corp. (a)	41,365	755,739
Alliance Data Systems Corp. (a) (b)	27,515	3,905,754
Broadridge Financial Solutions, Inc.	68,862	1,606,550
Convergys Corp. (a) (b)	61,989	971,368
CoreLogic, Inc. (a)	58,075	1,540,730
DST Systems, Inc.	16,906	956,203
Gartner, Inc. (Class A) (a)	51,507	2,373,958
Global Payments, Inc.	43,499	1,819,563
Lender Processing Services, Inc.	46,694	1,302,296
Mantech International Corp. (a) (b)	13,032	312,768
NeuStar, Inc. (a)	36,614	1,465,658
VeriFone Systems, Inc. (a) (b)	59,439	1,655,376
Wright Express Corp. (a)	21,319	1,486,361

		20,152,324

Leisure Equipment & Products—0.4%
Polaris Industries, Inc.	35,117	2,839,912

Life Sciences Tools & Services—1.2%
Bio-Rad Laboratories, Inc. (a)	11,078	1,182,244
Charles River Laboratories International, Inc. (a)	26,866	1,063,894
Covance, Inc. (a) (c)	30,371	1,418,022
Mettler-Toledo International, Inc. (a)	17,106	2,920,678

MSF-124

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Techne Corp.	19,087	$1,373,119

		7,957,957

Machinery—4.9%
AGCO Corp. (a)	53,601	2,544,975
CLARCOR, Inc. (b)	27,633	1,233,261
Crane Co.	26,561	1,060,581
Donaldson Co., Inc. (b)	75,534	2,621,785
Gardner Denver, Inc.	27,000	1,631,070
Graco, Inc.	33,365	1,677,592
Harsco Corp.	44,428	912,107
IDEX Corp.	45,971	1,920,209
ITT Corp.	50,942	1,026,481
Kennametal, Inc.	44,165	1,637,638
Lincoln Electric Holdings, Inc.	46,051	1,798,292
Nordson Corp.	31,101	1,823,141
Oshkosh Corp. (a)	50,528	1,385,983
SPX Corp.	27,969	1,829,452
Terex Corp. (b)	60,921	1,375,596
Timken Co.	44,538	1,655,032
Trinity Industries, Inc.	43,556	1,305,373
Valmont Industries, Inc.	12,905	1,697,008
Wabtec Corp.	26,403	2,119,897
Woodward, Inc. (b)	33,344	1,133,029

		32,388,502

Marine—0.3%
Kirby Corp. (a) (b)	30,801	1,702,679
Matson, Inc. (b)	23,378	488,834

		2,191,513

Media—1.2%
AMC Networks, Inc. (a)	31,623	1,376,233
Cinemark Holdings, Inc. (b)	56,366	1,264,289
DreamWorks Animation SKG, Inc. (a) (b)	39,509	759,758
John Wiley & Sons, Inc.	25,824	1,186,613
Lamar Advertising Co. (Class A) (a)	30,367	1,125,401
Meredith Corp. (b)	19,867	695,345
Scholastic Corp. (b)	14,434	458,713
The New York Times Co. (Class A) (a) (b)	67,033	654,242
Valassis Communications, Inc. (a) (b)	21,928	541,402

		8,061,996

Metals & Mining—1.6%
Carpenter Technology Corp.	24,356	1,274,306
Commercial Metals Co.	64,074	845,777
Compass Minerals International, Inc. (b)	18,254	1,361,566
Reliance Steel & Aluminum Co.	41,506	2,172,839
Royal Gold, Inc. (b)	32,465	3,241,955
Steel Dynamics, Inc.	120,832	1,356,943
Worthington Industries, Inc. (b)	28,682	621,252

		10,874,638

Multi-Utilities—1.1%
Alliant Energy Corp.	61,184	2,654,774
Black Hills Corp. (b)	24,362	866,556
MDU Resources Group, Inc.	104,107	2,294,518

Multi-Utilities—(Continued)
Vectren Corp.	45,241	$1,293,893

		7,109,741

Multiline Retail—0.1%
Saks, Inc. (a) (b)	56,407	581,556

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (a)	28,494	1,069,665

Oil, Gas & Consumable Fuels—2.6%
Arch Coal, Inc. (b)	117,029	740,794
Bill Barrett Corp. (a) (b)	26,563	657,966
Cimarex Energy Co.	47,407	2,775,680
Forest Oil Corp. (a) (b)	65,178	550,754
HollyFrontier Corp.	112,224	4,631,484
Northern Oil & Gas, Inc. (a)	32,619	554,197
Plains Exploration & Production Co. (a)	71,121	2,664,904
Quicksilver Resources, Inc. (a) (b)	65,801	269,126
Rosetta Resources, Inc. (a)	29,157	1,396,620
SM Energy Co.	35,920	1,943,631
World Fuel Services Corp. (b)	39,730	1,414,785

		17,599,941

Paper & Forest Products—0.4%
Domtar Corp.	19,798	1,549,985
Louisiana-Pacific Corp. (a) (b)	75,909	948,863

		2,498,848

Pharmaceuticals—0.5%
Endo Pharmaceuticals Holdings, Inc. (a)	64,445	2,044,196
Medicis Pharmaceutical Corp.	32,945	1,425,530

		3,469,726

Professional Services—0.8%
FTI Consulting, Inc. (a)	23,183	618,522
Korn/Ferry International (a) (b)	26,439	405,310
Manpower, Inc.	43,737	1,609,522
The Corporate Executive Board Co. (b)	18,488	991,512
Towers Watson & Co.	31,541	1,673,250

		5,298,116

Real Estate Investment Trusts—9.1%
Alexandria Real Estate Equities, Inc.	34,610	2,544,527
American Campus Communities, Inc.	50,712	2,225,243
BioMed Realty Trust, Inc.	85,006	1,591,312
BRE Properties, Inc.	42,342	1,985,416
Camden Property Trust	46,083	2,971,893
Corporate Office Properties Trust	39,745	952,688
Duke Realty Corp.	148,689	2,185,728
Equity One, Inc. (b)	33,933	714,629
Essex Property Trust, Inc. (b)	20,076	2,976,066
Federal Realty Investment Trust	35,347	3,722,039
Highwoods Properties, Inc. (b)	41,940	1,368,083
Home Properties, Inc.	27,509	1,685,476
Hospitality Properties Trust	68,123	1,619,965
Liberty Property Trust	64,805	2,348,533
Mack-Cali Realty Corp.	45,997	1,223,520

MSF-125

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
National Retail Properties, Inc.	59,648	$1,819,264
Omega Healthcare Investors, Inc. (b)	59,915	1,361,868
Potlatch Corp. (b)	22,240	831,109
Rayonier, Inc. (b)	67,684	3,317,193
Realty Income Corp. (b)	73,571	3,008,318
Regency Centers Corp.	49,586	2,416,326
Senior Housing Properties Trust	97,295	2,119,085
SL Green Realty Corp.	49,704	3,979,799
Taubman Centers, Inc.	34,016	2,610,048
The Macerich Co.	73,394	4,200,339
UDR, Inc.	137,944	3,423,770
Weingarten Realty Investors	61,505	1,728,906

		60,931,143

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc. (a)	23,378	690,352
Jones Lang LaSalle, Inc.	24,281	1,853,855

		2,544,207

Road & Rail—1.5%
Con-way, Inc.	30,840	844,091
J.B. Hunt Transport Services, Inc.	49,902	2,596,900
Kansas City Southern (a)	60,652	4,596,209
Landstar System, Inc.	25,719	1,215,994
Werner Enterprises, Inc. (b)	24,511	523,800

		9,776,994

Semiconductors & Semiconductor Equipment—1.7%
Atmel Corp. (a) (c)	242,654	1,276,360
Cree, Inc. (a) (b)	63,927	1,632,056
Cypress Semiconductor Corp.	75,351	807,763
Fairchild Semiconductor International, Inc. (a)	69,819	916,025
Integrated Device Technology, Inc. (a)	79,092	465,061
International Rectifier Corp. (a) (b)	38,222	637,925
Intersil Corp.	70,342	615,493
MEMC Electronic Materials, Inc. (a)	127,314	350,114
RF Micro Devices, Inc. (a)	152,558	602,604
Semtech Corp. (a) (b)	36,353	914,278
Silicon Laboratories, Inc. (a)	21,185	778,761
Skyworks Solutions, Inc. (a)	105,215	2,479,391

		11,475,831

Software—4.6%
ACI Worldwide, Inc. (a) (b)	21,621	913,704
Advent Software, Inc. (a) (b)	17,594	432,285
ANSYS, Inc. (a)	50,906	3,736,500
Cadence Design Systems, Inc. (a)	151,556	1,949,768
Compuware Corp. (a)	118,843	1,177,734
Concur Technologies, Inc. (a) (b)	24,858	1,832,780
FactSet Research Systems, Inc. (b)	22,557	2,174,946
Fair Isaac Corp. (b)	18,658	825,803
Informatica Corp. (a)	59,835	2,082,856
Jack Henry & Associates, Inc.	47,497	1,800,136
Mentor Graphics Corp. (a)	51,529	797,669
MICROS Systems, Inc. (a)	44,223	2,172,234
Parametric Technology Corp. (a)	65,451	1,426,832
Rovi Corp. (a)	60,142	872,660

Software—(Continued)
SolarWinds, Inc. (a)	33,546	$1,869,854
Solera Holdings, Inc.	38,557	1,691,496
Synopsys, Inc. (a)	82,217	2,714,805
TIBCO Software, Inc. (a)	84,894	2,566,346

		31,038,408

Specialty Retail—4.8%
Aaron’s, Inc.	38,866	1,080,864
Advance Auto Parts, Inc.	40,428	2,766,892
Aeropostale, Inc. (a)	44,804	606,198
American Eagle Outfitters, Inc. (b)	98,633	2,079,184
ANN, Inc. (a)	26,091	984,413
Ascena Retail Group, Inc. (a)	67,908	1,456,627
Barnes & Noble, Inc. (b)	20,824	266,131
Chico’s FAS, Inc.	91,520	1,657,427
Collective Brands, Inc. (a)	33,881	735,557
Dick’s Sporting Goods, Inc.	53,549	2,776,516
Foot Locker, Inc.	83,260	2,955,730
Guess?, Inc. (b)	33,801	859,221
Office Depot, Inc. (a) (b)	157,216	402,473
PetSmart, Inc.	59,646	4,114,381
Rent-A-Center, Inc.	32,549	1,141,819
Signet Jewelers, Ltd.	44,599	2,174,647
Tractor Supply Co. (b)	39,084	3,865,017
Williams-Sonoma, Inc.	47,753	2,099,699

		32,022,796

Textiles, Apparel & Luxury Goods—1.7%
Carter’s, Inc. (a)	27,968	1,505,797
Deckers Outdoor Corp. (a) (b)	20,427	748,445
Hanesbrands, Inc. (a) (b)	53,811	1,715,495
PVH Corp.	38,895	3,645,239
The Warnaco Group, Inc. (a)	22,534	1,169,515
Under Armour, Inc. (a) (b)	42,619	2,379,419

		11,163,910

Thrifts & Mortgage Finance—1.0%
Astoria Financial Corp. (b)	45,036	444,956
First Niagara Financial Group, Inc.	194,419	1,572,850
New York Community Bancorp, Inc. (b)	242,096	3,428,079
Washington Federal, Inc.	58,712	979,316

		6,425,201

Tobacco—0.1%
Universal Corp. (b)	12,883	656,002

Trading Companies & Distributors—0.9%
GATX Corp.	25,857	1,097,371
MSC Industrial Direct Co.	25,595	1,726,639
United Rentals, Inc. (a)	51,108	1,671,742
Watsco, Inc. (b)	16,348	1,239,015

		5,734,767

Water Utilities—0.3%
Aqua America, Inc. (b)	77,038	1,907,461

MSF-126

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc.	55,698	$1,426,426

Total Common Stock (Identified Cost $544,633,598)		638,703,060

Mutual Funds—1.7%

Exchange Traded Funds—1.7%
SPDR S&P MidCap 400 ETF Trust (b)	64,200	11,550,864

Total Mutual Funds (Identified Cost $10,958,465)		11,550,864

Short Term Investments—23.7%

Discount Notes—0.3%
Federal Home Loan Bank 0.010%, 10/03/12	$2,275,000	2,274,987

Mutual Funds—21.2%
State Street Navigator Securities Lending Prime Portfolio (d)	141,196,055	141,196,055

U.S. Treasury—2.2%
U.S. Treasury Bills 0.055%, 10/18/12	9,575,000	9,574,618
0.078%, 12/13/12	1,000,000	999,807

U.S. Treasury—(Continued)
U.S. Treasury Bills 0.078%, 12/20/12	$4,025,000	$4,024,120

		14,598,545

Total Short Term Investments (Identified Cost $158,069,587)		158,069,587

Total Investments—121.1% (Identified Cost $713,661,650) (e)		808,323,511
Liabilities in excess of other assets		(140,580,036)

Net Assets—100.0%		$667,743,475

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $137,551,003 and the collateral received consisted of cash in the amount of $141,196,055 and non-cash collateral with a value of $270,472. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2012, the market value of securities pledged was $3,161,410.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2012, the aggregate cost of investments was $713,661,650. The aggregate unrealized appreciation and depreciation of investments was $146,920,214 and $(52,258,353), respectively, resulting in net unrealized appreciation of $94,661,861.

Futures Contracts
Futures Contracts–Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Depreciation
S&P MidCap 400 Index Futures	CME Index & Options Market	12/21/12	170	$16,913,793	$16,770,500	($143,293)

MSF-127

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$638,703,060	$—	$—	$638,703,060
Total Mutual Funds*	11,550,864	—	—	11,550,864
Short Term Investments
Discount Notes	—	2,274,987	—	2,274,987
Mutual Funds	141,196,055	—	—	141,196,055
U.S. Treasury	—	14,598,545	—	14,598,545
Total Short Term Investments	141,196,055	16,873,532	—	158,069,587
Total Investments	$791,449,979	$16,873,532	$—	$808,323,511

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(143,293)	$—	$—	$(143,293)

*	See Schedule of Investments for additional detailed categorizations.

MSF-128

Metropolitan Series Fund

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	17,273,329	$150,968,895
BlackRock Bond Income Portfolio, (Class A) (a)	3,530,814	402,300,959
BlackRock High Yield Portfolio, (Class A) (b)	5,905,806	50,848,986
BlackRock Large Cap Value Portfolio, (Class A) (a)	20,726,904	199,807,350
BlackRock Legacy Large Cap Growth Portfolio, (Class A) (a)	3,553,477	102,340,139
Clarion Global Real Estate Portfolio, (Class A) (b)	9,363,344	101,030,481
Davis Venture Value Portfolio, (Class A) (a)	7,777,794	255,111,654
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	3,753,726	50,825,454
Harris Oakmark International Portfolio, (Class A) (b)	11,447,239	151,103,557
Invesco Small Cap Growth Portfolio, (Class A) (b)	10,047,049	152,212,788
Janus Forty Portfolio, (Class A) (b)	1,299,085	101,315,672
Jennison Growth Portfolio, (Class A) (a)	12,914,258	153,421,388
Legg Mason ClearBridge Aggressive Growth Portfolio, (Class A) (b)	5,520,251	51,007,121
Loomis Sayles Small Cap Growth Portfolio, (Class A) (a) (c)	4,532,966	51,267,847
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	3,889,623	50,992,956
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	265,466	50,589,858
Met/Dimensional International Small Company Portfolio, (Class A) (a)	3,860,185	50,221,002
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	9,541,366	100,756,822
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b)	14,919,426	149,791,040
Met/Templeton International Bond Portfolio, (Class A) (b)	13,370,088	153,087,512
MFS Emerging Markets Equity Portfolio, (Class A) (b)	4,795,111	49,965,061
MFS Research International Portfolio, (Class A) (b)	15,673,688	152,975,192
MFS Value Portfolio, (Class A) (a)	18,706,268	256,088,808
Neuberger Berman Genesis Portfolio, (Class A) (a)	7,863,344	101,673,041

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	12,856,127	$150,930,929
PIMCO Total Return Portfolio, (Class A) (b)	43,749,755	557,371,877
Pioneer Fund Portfolio, (Class A) (b)	3,523,715	51,129,111
Rainier Large Cap Equity Portfolio, (Class A) (b)	11,591,444	102,120,626
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	5,729,257	102,381,817
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	8,565,013	204,703,807
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	5,351,508	50,143,633
Third Avenue Small Cap Value Portfolio, (Class A) (b) (c)	9,938,328	152,851,478
Van Eck Global Natural Resources Portfolio, (Class A) (a)	7,775,349	100,613,021
Van Kampen Comstock Portfolio, (Class A) (b)	19,286,482	204,822,438
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	3,690,697	50,710,174
Western Asset Management U.S. Government Portfolio, (Class A) (a)	20,194,601	249,403,321

Total Mutual Funds (Identified Cost $4,734,911,829)		5,066,885,815

Total Investments—100.0% (Identified Cost $4,734,911,829) (d)		5,066,885,815
Liabilities in excess of other assets		(2,263,059)

Net Assets—100.0%		$5,064,622,756

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of September 30, 2012, the aggregate cost of investments was $4,734,911,829. The aggregate unrealized appreciation and depreciation of investments was $349,529,880 and $(17,555,894), respectively, resulting in net unrealized appreciation of $331,973,986.

MSF-129

Metropolitan Series Fund

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule to Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$5,066,885,815	$—	$—	$5,066,885,815
Total Investments	$5,066,885,815	$—	$—	$5,066,885,815

MSF-130

Metropolitan Series Fund

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	13,146,165	$114,897,479
BlackRock Bond Income Portfolio, (Class A) (a)	998,422	113,760,205
BlackRock Large Cap Value Portfolio, (Class A) (a)	11,833,939	114,079,169
BlackRock Legacy Large Cap Growth Portfolio, (Class A) (a)	3,041,928	87,607,539
Clarion Global Real Estate Portfolio, (Class A) (b)	8,002,131	86,342,991
Davis Venture Value Portfolio, (Class A) (a)	4,441,114	145,668,527
Dreman Small Cap Value Portfolio, (Class A) (b)	3,966,615	57,634,918
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	4,288,361	58,064,404
Harris Oakmark International Portfolio, (Class A) (b)	8,678,716	114,559,052
Invesco Small Cap Growth Portfolio, (Class A) (b)	7,653,532	115,951,007
Janus Forty Portfolio, (Class A) (b)	1,111,071	86,652,456
Jennison Growth Portfolio, (Class A) (a)	9,828,134	116,758,228
Legg Mason ClearBridge Aggressive Growth Portfolio, (Class A) (b)	9,464,727	87,454,076
Loomis Sayles Small Cap Growth Portfolio, (Class A) (a) (c)	5,167,822	58,448,069
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	4,417,867	57,918,239
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	151,592	28,888,920
Met/Dimensional International Small Company Portfolio, (Class A) (a)	4,415,305	57,443,120
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	2,697,200	28,482,427
Met/Templeton International Bond Portfolio, (Class A) (b)	5,060,363	57,941,159
MFS Emerging Markets Equity Portfolio, (Class A) (b)	5,520,224	57,520,737
MFS Research International Portfolio, (Class A) (b)	11,899,949	116,143,504

Affiliated Investment Companies—(Continued)
MFS Value Portfolio, (Class A) (a)	12,804,974	$175,300,090
Morgan Stanley Mid Cap Growth Portfolio, (Class A) (b) (c)	2,387,706	27,745,148
Neuberger Berman Genesis Portfolio, (Class A) (a)	2,238,338	28,941,704
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	4,847,850	56,913,759
PIMCO Total Return Portfolio, (Class A) (b)	13,507,485	172,085,356
Rainier Large Cap Equity Portfolio, (Class A) (b)	9,938,402	87,557,318
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	4,904,244	87,638,831
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	6,111,172	146,057,011
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	3,072,791	28,792,051
Third Avenue Small Cap Value Portfolio, (Class A) (b) (c)	3,786,413	58,235,030
Van Eck Global Natural Resources Portfolio, (Class A) (a)	6,652,855	86,087,944
Van Kampen Comstock Portfolio, (Class A) (b)	13,752,678	146,053,440
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	2,088,343	28,693,827

Total Mutual Funds (Identified Cost $2,619,484,823)		2,892,317,735

Total Investments—100.0% (Identified Cost $2,619,484,823) (d)		2,892,317,735
Liabilities in excess of other assets		(1,297,845)

Net Assets—100.0%		$2,891,019,890

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of September 30, 2012, the aggregate cost of investments was $2,619,484,823. The aggregate unrealized appreciation and depreciation of investments was $283,663,513 and $(10,830,601), respectively, resulting in net unrealized appreciation of $272,832,912.

MSF-131

Metropolitan Series Fund

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule to Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,892,317,735	$—	$—	$2,892,317,735
Total Investments	$2,892,317,735	$—	$—	$2,892,317,735

MSF-132

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
General Dynamics Corp.	138,515	$9,158,612
Honeywell International, Inc.	326,046	19,481,248
L-3 Communications Holdings, Inc.	40,331	2,892,136
Lockheed Martin Corp.	112,473	10,502,729
Northrop Grumman Corp.	103,260	6,859,562
Precision Castparts Corp.	60,713	9,916,861
Raytheon Co.	138,685	7,927,235
Rockwell Collins, Inc.	59,377	3,184,982
Textron, Inc. (a)	117,350	3,071,049
The Boeing Co.	282,626	19,676,422
United Technologies Corp.	350,388	27,431,877

		120,102,713

Air Freight & Logistics—0.7%
C. H. Robinson Worldwide, Inc.	67,449	3,949,139
Expeditors International of Washington, Inc.	87,944	3,197,644
FedEx Corp.	121,977	10,321,694
United Parcel Service, Inc. (Class B)	300,258	21,489,465

		38,957,942

Airlines—0.0%
Southwest Airlines Co.	310,383	2,722,059

Auto Components—0.2%
BorgWarner, Inc. (a) (b)	47,802	3,303,596
Johnson Controls, Inc.	285,671	7,827,385
The Goodyear Tire & Rubber Co. (b)	102,224	1,246,111

		12,377,092

Automobiles—0.4%
Ford Motor Co.	1,593,115	15,708,114
Harley-Davidson, Inc.	95,194	4,033,370

		19,741,484

Beverages—2.4%
Beam, Inc.	66,151	3,806,329
Brown-Forman Corp. (Class B)	63,259	4,127,650
Coca-Cola Enterprises, Inc.	115,633	3,615,844
Constellation Brands, Inc. (b)	61,484	1,989,007
Dr. Pepper Snapple Group, Inc. (a)	87,949	3,916,369
Molson Coors Brewing Co.	65,001	2,928,295
Monster Beverage Corp. (b)	64,115	3,472,468
PepsiCo., Inc.	650,061	46,004,817
The Coca-Cola Co.	1,617,203	61,340,510

		131,201,289

Biotechnology—1.6%
Alexion Pharmaceuticals, Inc. (b)	80,642	9,225,445
Amgen, Inc.	321,953	27,147,077
Biogen Idec, Inc. (b)	98,723	14,732,433
Celgene Corp. (b)	180,207	13,767,815
Gilead Sciences, Inc. (b)	316,021	20,961,673

		85,834,443

Building Products—0.0%
Masco Corp.	149,161	2,244,873

Capital Markets—1.8%
Ameriprise Financial, Inc.	88,022	$4,989,967
BlackRock, Inc.	53,444	9,529,065
E*TRADE Financial Corp. (b)	107,255	944,917
Federated Investors, Inc. (Class B) (a)	39,142	809,848
Franklin Resources, Inc.	57,723	7,219,416
Invesco, Ltd.	185,972	4,647,440
Legg Mason, Inc. (a)	50,208	1,239,133
Morgan Stanley	577,623	9,669,409
Northern Trust Corp.	91,423	4,243,399
State Street Corp.	200,124	8,397,203
T. Rowe Price Group, Inc.	106,027	6,711,509
The Bank of New York Mellon Corp.	493,432	11,161,432
The Charles Schwab Corp.	457,690	5,853,855
The Goldman Sachs Group, Inc.	188,239	21,399,009

		96,815,602

Chemicals—2.4%
Air Products & Chemicals, Inc.	88,430	7,313,161
Airgas, Inc.	28,963	2,383,655
CF Industries Holdings, Inc.	26,189	5,820,243
E. I. du Pont de Nemours & Co.	388,620	19,535,927
Eastman Chemical Co.	63,874	3,641,457
Ecolab, Inc.	109,965	7,126,832
FMC Corp.	57,358	3,176,486
International Flavors & Fragrances, Inc.	34,033	2,027,686
LyondellBasell Industries NV	141,695	7,319,964
Monsanto Co.	222,615	20,262,417
PPG Industries, Inc.	63,779	7,324,380
Praxair, Inc.	124,548	12,938,046
Sigma-Aldrich Corp. (a)	50,442	3,630,311
The Dow Chemical Co.	500,453	14,493,119
The Mosaic Co.	115,518	6,654,992
The Sherwin-Williams Co.	35,582	5,298,516

		128,947,192

Commercial Banks—2.8%
BB&T Corp.	292,028	9,683,648
Comerica, Inc.	80,823	2,509,554
Fifth Third Bancorp	383,833	5,953,250
First Horizon National Corp. (a)	103,928	1,000,827
Huntington Bancshares, Inc.	358,557	2,474,043
KeyCorp	394,087	3,444,320
M&T Bank Corp. (a)	50,272	4,783,884
PNC Financial Services Group, Inc.	221,135	13,953,619
Regions Financial Corp.	590,358	4,256,481
SunTrust Banks, Inc.	224,926	6,358,658
U.S. Bancorp	791,672	27,154,350
Wells Fargo & Co.	2,051,940	70,853,488
Zions Bancorp	76,919	1,588,762

		154,014,884

Commercial Services & Supplies—0.4%
Avery Dennison Corp. (a)	42,381	1,348,563
Cintas Corp.	44,924	1,862,100
Iron Mountain, Inc.	63,090	2,152,000
Pitney Bowes, Inc. (a)	83,807	1,158,213
R.R. Donnelley & Sons Co. (a)	75,311	798,296
Republic Services, Inc.	125,113	3,441,859

MSF-133

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Stericycle, Inc. (a) (b)	35,777	$3,238,534
Waste Management, Inc. (a)	182,011	5,838,913

		19,838,478

Communications Equipment—1.9%
Cisco Systems, Inc.	2,209,676	42,182,715
F5 Networks, Inc. (b)	33,010	3,456,147
Harris Corp.	47,301	2,422,757
JDS Uniphase Corp. (b)	96,872	1,199,760
Juniper Networks, Inc. (b)	219,957	3,763,464
Motorola Solutions, Inc.	119,591	6,045,325
QUALCOMM, Inc.	711,495	44,461,323

		103,531,491

Computers & Peripherals—5.9%
Apple, Inc. (c)	391,558	261,270,991
Dell, Inc. (b)	608,621	6,001,003
EMC Corp. (b)	876,642	23,906,027
Hewlett-Packard Co.	821,272	14,010,900
NetApp, Inc. (b)	151,757	4,989,770
SanDisk Corp. (b)	100,894	4,381,827
Seagate Technology plc	147,686	4,578,266
Western Digital Corp. (b)	92,954	3,600,109

		322,738,893

Construction & Engineering—0.1%
Fluor Corp.	69,743	3,925,136
Jacobs Engineering Group, Inc. (b)	54,193	2,191,023
Quanta Services, Inc. (b)	89,022	2,198,843

		8,315,002

Construction Materials—0.0%
Vulcan Materials Co. (a)	54,048	2,556,470

Consumer Finance—0.9%
American Express Co.	411,970	23,424,614
Capital One Financial Corp.	242,685	13,835,472
Discover Financial Services	215,080	8,545,129
SLM Corp.	196,070	3,082,220

		48,887,435

Containers & Packaging—0.1%
Ball Corp.	64,631	2,734,538
Bemis Co., Inc.	43,140	1,357,616
Owens-Illinois, Inc. (b)	68,949	1,293,483
Sealed Air Corp.	72,991	1,128,441

		6,514,078

Distributors—0.1%
Genuine Parts Co. (a)	64,786	3,953,890

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (b)	42,147	1,224,371
H&R Block, Inc. (a)	113,243	1,962,501

		3,186,872

Diversified Financial Services—3.0%
Bank of America Corp.	4,501,568	$39,748,845
Citigroup, Inc.	1,224,908	40,078,990
CME Group, Inc.	127,781	7,321,851
IntercontinentalExchange, Inc. (b)	30,393	4,054,730
JPMorgan Chase & Co.	1,586,752	64,231,721
Leucadia National Corp.	82,752	1,882,608
Moody’s Corp. (a)	80,784	3,568,229
NYSE Euronext	102,755	2,532,911
The NASDAQ OMX Group, Inc.	49,494	1,152,963

		164,572,848

Diversified Telecommunication Services—2.9%
AT&T, Inc.	2,409,731	90,846,859
CenturyLink, Inc.	260,083	10,507,353
Frontier Communications Corp. (a)	417,087	2,043,726
Verizon Communications, Inc.	1,189,985	54,227,616
Windstream Corp. (a)	245,607	2,483,087

		160,108,641

Electric Utilities—1.9%
American Electric Power Co., Inc.	202,545	8,899,827
Duke Energy Corp.	294,115	19,058,652
Edison International	136,092	6,218,044
Entergy Corp.	74,067	5,132,843
Exelon Corp.	356,540	12,685,693
FirstEnergy Corp.	174,690	7,703,829
NextEra Energy, Inc.	176,587	12,419,364
Northeast Utilities	131,077	5,011,074
Pepco Holdings, Inc. (a)	95,606	1,806,953
Pinnacle West Capital Corp.	45,757	2,415,970
PPL Corp.	242,575	7,046,804
Southern Co.	365,405	16,841,516

		105,240,569

Electrical Equipment—0.5%
Cooper Industries plc	66,780	5,012,507
Emerson Electric Co.	303,806	14,664,715
Rockwell Automation, Inc.	58,958	4,100,529
Roper Industries, Inc.	40,855	4,489,556

		28,267,307

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. (Class A)	67,245	3,959,385
Corning, Inc.	621,967	8,178,866
FLIR Systems, Inc.	63,094	1,260,303
Jabil Circuit, Inc.	78,105	1,462,126
Molex, Inc. (a)	57,514	1,511,468
TE Connectivity, Ltd.	178,697	6,077,485

		22,449,633

Energy Equipment & Services—1.9%
Baker Hughes, Inc.	183,605	8,304,454
Cameron International Corp. (b)	102,871	5,767,977
Diamond Offshore Drilling, Inc. (a)	29,037	1,910,925
Ensco plc (a)	96,924	5,288,174
FMC Technologies, Inc. (b)	99,574	4,610,276
Halliburton Co.	387,524	13,055,684

MSF-134

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Helmerich & Payne, Inc.	44,148	$2,101,886
Nabors Industries, Ltd. (b)	121,295	1,701,769
National Oilwell Varco, Inc.	178,118	14,269,033
Noble Corp.	105,513	3,775,255
Rowan Cos., plc (b)	51,877	1,751,886
Schlumberger, Ltd.	554,304	40,092,808

		102,630,127

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	180,592	18,081,774
CVS Caremark Corp.	531,417	25,731,211
Safeway, Inc. (a)	100,039	1,609,627
Sysco Corp. (a)	245,026	7,661,963
The Kroger Co.	227,514	5,355,680
Wal-Mart Stores, Inc.	702,043	51,810,773
Walgreen Co.	358,009	13,045,848
Whole Foods Market, Inc.	71,737	6,987,184

		130,284,060

Food Products—1.7%
Archer-Daniels-Midland Co.	275,105	7,477,354
Campbell Soup Co. (a)	75,236	2,619,718
ConAgra Foods, Inc.	169,617	4,679,733
Dean Foods Co. (b)	77,208	1,262,351
General Mills, Inc.	270,790	10,790,981
H.J. Heinz Co. (a)	133,762	7,483,984
Hormel Foods Corp. (a)	56,000	1,637,440
Kellogg Co.	103,105	5,326,404
McCormick & Co., Inc. (a)	55,402	3,437,140
Mead Johnson Nutrition Co.	85,113	6,237,081
Mondelez International, Inc.	741,277	30,651,804
The Hershey Co.	63,344	4,490,456
The J.M. Smucker Co.	45,719	3,946,921
Tyson Foods, Inc.	120,946	1,937,555

		91,978,922

Gas Utilities—0.1%
AGL Resources, Inc.	49,087	2,008,149
Oneok, Inc.	85,652	4,137,848

		6,145,997

Health Care Equipment & Supplies—1.7%
Baxter International, Inc.	228,580	13,774,231
Becton, Dickinson & Co. (a)	83,355	6,548,369
Boston Scientific Corp. (b)	592,713	3,402,173
C.R. Bard, Inc.	32,565	3,407,927
CareFusion Corp. (b)	92,695	2,631,611
Covidien plc	200,538	11,915,968
DENTSPLY International, Inc. (a)	59,224	2,258,803
Edwards Lifesciences Corp. (b)	48,334	5,189,621
Intuitive Surgical, Inc. (b)	16,681	8,267,604
Medtronic, Inc.	426,115	18,374,079
St. Jude Medical, Inc.	131,146	5,525,181
Stryker Corp.	120,774	6,722,281
Varian Medical Systems, Inc. (a) (b)	46,246	2,789,559
Zimmer Holdings, Inc.	72,971	4,934,299

		95,741,706

Health Care Providers & Services—1.5%
Aetna, Inc.	139,596	$5,528,002
AmerisourceBergen Corp.	105,109	4,068,769
Cardinal Health, Inc.	142,472	5,552,134
CIGNA Corp.	120,450	5,681,627
Coventry Health Care, Inc.	55,910	2,330,888
DaVita, Inc. (b)	35,563	3,684,682
Humana, Inc.	67,548	4,738,492
Laboratory Corp. of America Holdings (b)	40,058	3,704,163
McKesson Corp.	98,582	8,481,009
Patterson Cos., Inc. (a)	35,490	1,215,178
Quest Diagnostics, Inc.	66,311	4,206,107
Tenet Healthcare Corp. (a) (b)	174,074	1,091,444
UnitedHealth Group, Inc.	431,365	23,901,935
WellPoint, Inc.	135,832	7,879,614

		82,064,044

Health Care Technology—0.1%
Cerner Corp. (b)	60,776	4,704,670

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	186,785	6,806,445
Chipotle Mexican Grill, Inc. (b)	13,234	4,202,324
Darden Restaurants, Inc. (a)	53,562	2,986,082
International Game Technology	111,568	1,460,425
Marriott International, Inc. (a)	105,161	4,111,795
McDonald’s Corp.	421,225	38,647,394
Starbucks Corp.	317,454	16,110,791
Starwood Hotels & Resorts Worldwide, Inc.	82,066	4,756,545
Wyndham Worldwide Corp.	59,392	3,116,892
Wynn Resorts, Ltd.	33,171	3,829,260
Yum! Brands, Inc.	190,410	12,631,800

		98,659,753

Household Durables—0.4%
D.R. Horton, Inc. (a)	116,032	2,394,901
Harman International Industries, Inc. (a)	28,054	1,294,973
Leggett & Platt, Inc. (a)	58,727	1,471,111
Lennar Corp. (Class A) (a)	68,007	2,364,603
Newell Rubbermaid, Inc.	120,632	2,302,865
Pulte Group, Inc. (a) (b)	141,060	2,186,430
Stanley Black & Decker, Inc.	70,229	5,354,961
Whirlpool Corp.	32,391	2,685,538

		20,055,382

Household Products—2.2%
Clorox Co. (a)	54,140	3,900,787
Colgate-Palmolive Co.	186,179	19,962,112
Kimberly-Clark Corp.	164,947	14,149,154
The Procter & Gamble Co.	1,150,470	79,796,599

		117,808,652

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc.	95,171	2,035,708
The AES Corp.	259,325	2,844,795

		4,880,503

MSF-135

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—2.7%
3M Co.	265,665	$24,552,759
Danaher Corp.	243,980	13,455,497
General Electric Co.	4,410,465	100,161,660
Tyco International, Ltd.	192,091	10,807,040

		148,976,956

Insurance—3.7%
ACE, Ltd.	141,640	10,707,984
Aflac, Inc.	195,599	9,365,280
American International Group, Inc. (b)	487,148	15,973,583
Aon plc	134,670	7,041,894
Assurant, Inc.	33,869	1,263,314
Berkshire Hathaway, Inc. (Class B) (b)	765,999	67,561,112
Cincinnati Financial Corp. (a)	61,097	2,314,965
Genworth Financial, Inc. (b)	205,355	1,074,007
Hartford Financial Services Group, Inc.	182,041	3,538,877
Lincoln National Corp.	116,611	2,820,820
Loews Corp.	130,541	5,386,122
Marsh & McLennan Cos., Inc.	227,312	7,712,696
MetLife, Inc. (d)	443,705	15,290,074
Principal Financial Group, Inc.	115,875	3,121,673
Prudential Financial, Inc.	194,650	10,610,371
The Allstate Corp.	202,555	8,023,204
The Chubb Corp.	111,046	8,470,589
The Progressive Corp.	234,091	4,855,047
The Travelers Cos., Inc.	160,965	10,987,471
Torchmark Corp.	39,848	2,046,195
Unum Group	117,015	2,249,028
XL Group plc	127,694	3,068,487

		203,482,793

Internet & Catalog Retail—1.0%
Amazon.com, Inc. (b)	151,064	38,418,596
Expedia, Inc.	39,123	2,262,874
Netflix, Inc. (a) (b)	23,197	1,262,845
priceline.com, Inc. (b)	20,813	12,877,628
TripAdvisor, Inc. (b)	45,778	1,507,470

		56,329,413

Internet Software & Services—2.2%
Akamai Technologies, Inc. (b)	74,061	2,833,574
eBay, Inc. (b)	484,454	23,452,418
Google, Inc. (Class A) (b)	110,649	83,484,670
VeriSign, Inc. (b)	65,326	3,180,723
Yahoo!, Inc. (b)	435,440	6,956,154

		119,907,539

IT Services—3.8%
Accenture plc	265,159	18,569,085
Automatic Data Processing, Inc.	202,379	11,871,552
Cognizant Technology Solutions Corp. (Class A) (b)	124,712	8,719,863
Computer Sciences Corp.	64,882	2,089,849
Fidelity National Information Services, Inc.	104,601	3,265,643
Fiserv, Inc. (b)	56,670	4,195,280
International Business Machines Corp.	448,701	93,083,023
MasterCard, Inc.	44,831	20,240,300

IT Services—(Continued)
Paychex, Inc.	134,857	$4,489,390
SAIC, Inc. (b)	118,510	1,426,860
Teradata Corp. (b)	70,425	5,310,749
The Western Union Co.	251,621	4,584,535
Total System Services, Inc.	67,559	1,601,148
Visa, Inc. (Class A)	218,323	29,316,412

		208,763,689

Leisure Equipment & Products—0.1%
Hasbro, Inc. (a)	48,413	1,847,924
Mattel, Inc.	142,407	5,052,601

		6,900,525

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	145,545	5,596,205
Life Technologies Corp. (b)	73,221	3,579,043
PerkinElmer, Inc.	47,647	1,404,157
Thermo Fisher Scientific, Inc.	152,692	8,982,870
Waters Corp. (b)	36,624	3,051,878

		22,614,153

Machinery—1.8%
Caterpillar, Inc.	272,873	23,477,993
Cummins, Inc.	73,968	6,820,589
Deere & Co.	163,601	13,495,446
Dover Corp.	76,359	4,542,597
Eaton Corp. (a)	141,016	6,664,416
Flowserve Corp.	21,357	2,728,143
Illinois Tool Works, Inc. (a)	180,161	10,714,175
Ingersoll-Rand plc	119,745	5,366,971
Joy Global, Inc.	44,226	2,479,310
PACCAR, Inc.	147,660	5,910,092
Pall Corp.	48,538	3,081,678
Parker Hannifin Corp.	62,423	5,217,314
Pentair, Inc.	41,438	1,844,405
Snap-On, Inc.	24,294	1,746,010
Xylem, Inc.	77,523	1,949,703

		96,038,842

Media—3.5%
Cablevision Systems Corp. (Class A) (a)	90,133	1,428,608
CBS Corp. (Class B)	248,629	9,032,691
Comcast Corp. (Class A)	1,117,701	39,980,165
DIRECTV (b)	262,256	13,757,950
Discovery Communications, Inc. (b)	103,235	6,155,903
Gannett Co., Inc. (a)	96,665	1,715,804
News Corp. (Class A)	850,406	20,860,459
Omnicom Group, Inc. (a)	110,949	5,720,530
Scripps Networks Interactive, Inc.	36,096	2,210,158
The Interpublic Group of Cos., Inc.	182,589	2,030,390
The McGraw-Hill Cos., Inc.	117,040	6,389,213
The Walt Disney Co.	749,474	39,182,501
The Washington Post Co. (Class B) (a)	1,897	688,668
Time Warner Cable, Inc.	127,970	12,164,828
Time Warner, Inc.	396,369	17,967,407
Viacom, Inc. (Class B)	197,749	10,597,369

		189,882,644

MSF-136

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—0.8%
Alcoa, Inc.	445,644	$3,943,949
Allegheny Technologies, Inc.	44,766	1,428,035
Cliffs Natural Resources, Inc. (a)	59,520	2,329,018
Freeport-McMoRan Copper & Gold, Inc.	396,504	15,693,628
Newmont Mining Corp.	207,249	11,608,016
Nucor Corp.	132,603	5,073,391
Titanium Metals Corp. (b)	30,712	394,035
United States Steel Corp. (a)	60,265	1,149,254

		41,619,326

Multi-Utilities—1.3%
Ameren Corp.	101,349	3,311,072
CenterPoint Energy, Inc.	178,520	3,802,476
CMS Energy Corp.	110,685	2,606,632
Consolidated Edison, Inc.	122,342	7,327,062
Dominion Resources, Inc.	239,491	12,678,654
DTE Energy Co.	71,743	4,300,275
Integrys Energy Group, Inc. (a)	32,544	1,698,797
NiSource, Inc.	119,006	3,032,273
PG&E Corp.	178,135	7,601,020
Public Service Enterprise Group, Inc.	211,330	6,800,599
SCANA Corp. (a)	54,844	2,647,320
Sempra Energy	93,892	6,055,095
TECO Energy, Inc. (a)	85,039	1,508,592
Wisconsin Energy Corp.	96,258	3,626,039
Xcel Energy, Inc.	203,652	5,643,197

		72,639,103

Multiline Retail—0.8%
Big Lots, Inc. (b)	24,880	735,950
Dollar Tree, Inc. (b)	96,207	4,644,393
Family Dollar Stores, Inc.	40,515	2,686,144
J.C. Penney Co., Inc. (a)	59,482	1,444,818
Kohl’s Corp. (a)	90,118	4,615,844
Macy’s, Inc.	168,134	6,325,201
Nordstrom, Inc.	63,807	3,520,870
Target Corp.	273,548	17,362,092

		41,335,312

Office Electronics—0.1%
Xerox Corp.	546,023	4,007,809

Oil, Gas & Consumable Fuels—9.2%
Alpha Natural Resources, Inc. (a) (b)	92,042	604,716
Anadarko Petroleum Corp.	208,718	14,593,562
Apache Corp.	163,412	14,130,236
Cabot Oil & Gas Corp.	87,713	3,938,314
Chesapeake Energy Corp. (a)	216,794	4,090,903
Chevron Corp.	819,593	95,531,760
ConocoPhillips	507,321	29,008,615
Consol Energy, Inc. (a)	95,081	2,857,184
Denbury Resources, Inc. (b)	163,404	2,640,609
Devon Energy Corp.	157,134	9,506,607
EOG Resources, Inc.	112,790	12,638,119
EQT Corp.	62,486	3,686,674
Exxon Mobil Corp.	1,928,094	176,324,196
Hess Corp.	124,106	6,666,974
Kinder Morgan (Delaware), Inc.	238,283	8,463,812

Oil, Gas & Consumable Fuels—(Continued)
Marathon Oil Corp.	294,480	$8,707,773
Marathon Petroleum Corp.	141,308	7,714,004
Murphy Oil Corp.	77,085	4,138,694
Newfield Exploration Co. (b)	56,382	1,765,884
Noble Energy, Inc.	74,280	6,886,499
Occidental Petroleum Corp.	338,318	29,115,647
Peabody Energy Corp.	112,083	2,498,330
Phillips 66	261,868	12,142,819
Pioneer Natural Resources Co. (a)	51,393	5,365,429
QEP Resources, Inc.	74,254	2,350,882
Range Resources Corp.	67,871	4,742,147
Southwestern Energy Co. (b)	145,432	5,058,125
Spectra Energy Corp.	272,706	8,006,648
Sunoco, Inc. (a)	43,747	2,048,672
Tesoro Corp. (b)	58,393	2,446,667
The Williams Cos., Inc.	261,677	9,150,845
Valero Energy Corp.	230,407	7,299,294
WPX Energy, Inc. (a) (b)	83,138	1,379,259

		505,499,899

Paper & Forest Products—0.2%
International Paper Co.	182,675	6,634,756
MeadWestvaco Corp.	72,517	2,219,020

		8,853,776

Personal Products—0.2%
Avon Products, Inc.	180,476	2,878,592
The Estee Lauder Cos., Inc.	100,276	6,173,994

		9,052,586

Pharmaceuticals—6.5%
Abbott Laboratories	655,516	44,942,177
Allergan, Inc.	128,459	11,764,275
Bristol-Myers Squibb Co.	701,333	23,669,989
Eli Lilly & Co.	426,548	20,222,641
Express Scripts Holding Co. (b)	338,653	21,223,383
Forest Laboratories, Inc. (b)	97,663	3,477,779
Hospira, Inc. (b)	68,967	2,263,497
Johnson & Johnson (a)	1,151,625	79,358,479
Merck & Co., Inc.	1,272,171	57,374,912
Mylan, Inc. (b)	169,540	4,136,776
Perrigo Co. (a)	36,714	4,265,065
Pfizer, Inc.	3,120,029	77,532,721
Watson Pharmaceuticals, Inc. (b)	53,318	4,540,561

		354,772,255

Professional Services—0.1%
Equifax, Inc.	50,067	2,332,121
Robert Half International, Inc. (a)	59,231	1,577,322
The Dun & Bradstreet Corp.	18,747	1,492,636

		5,402,079

Real Estate Investment Trusts—2.0%
American Tower Corp.	165,059	11,783,562
Apartment Investment & Management Co.	60,794	1,580,036
AvalonBay Communities, Inc. (a)	40,480	5,504,875
Boston Properties, Inc.	62,974	6,965,554

MSF-137

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Equity Residential	125,735	$7,233,535
HCP, Inc.	179,413	7,980,290
Health Care REIT, Inc.	106,219	6,134,147
Host Hotels & Resorts, Inc.	301,826	4,844,307
Kimco Realty Corp. (a)	169,986	3,445,616
Plum Creek Timber Co., Inc. (a)	67,468	2,957,797
ProLogis, Inc.	192,426	6,740,683
Public Storage	60,197	8,377,616
Simon Property Group, Inc.	126,702	19,234,631
Ventas, Inc.	123,379	7,680,343
Vornado Realty Trust	70,630	5,724,562
Weyerhaeuser Co.	224,627	5,871,750

		112,059,304

Real Estate Management & Development—0.0%
CBRE Group, Inc. (b)	126,130	2,322,053

Road & Rail—0.8%
CSX Corp.	434,406	9,013,924
Norfolk Southern Corp.	133,463	8,492,251
Ryder System, Inc.	21,354	834,087
Union Pacific Corp.	197,828	23,482,184

		41,822,446

Semiconductors & Semiconductor Equipment—2.0%
Advanced Micro Devices, Inc. (a) (b)	251,215	846,595
Altera Corp.	133,631	4,541,449
Analog Devices, Inc.	124,854	4,893,028
Applied Materials, Inc.	516,905	5,771,244
Broadcom Corp.	214,816	7,428,337
First Solar, Inc. (a) (b)	25,066	555,087
Intel Corp.	2,089,770	47,395,984
KLA-Tencor Corp.	69,554	3,318,074
Lam Research Corp. (b)	76,149	2,420,396
Linear Technology Corp.	96,184	3,063,460
LSI Corp. (b)	232,895	1,609,304
Microchip Technology, Inc.	80,905	2,648,830
Micron Technology, Inc. (b)	425,027	2,543,787
NVIDIA Corp. (b)	258,757	3,451,818
Teradyne, Inc. (a) (b)	78,357	1,114,236
Texas Instruments, Inc.	475,245	13,093,000
Xilinx, Inc.	109,509	3,658,696

		108,353,325

Software—3.5%
Adobe Systems, Inc. (b)	205,411	6,667,641
Autodesk, Inc. (b)	94,776	3,162,675
BMC Software, Inc. (b)	61,280	2,542,507
CA, Inc.	143,021	3,684,936
Citrix Systems, Inc. (b)	78,096	5,979,811
Electronic Arts, Inc. (b)	132,994	1,687,694
Intuit, Inc.	115,306	6,789,217
Microsoft Corp.	3,151,596	93,854,529
Oracle Corp.	1,590,762	50,093,096
Red Hat, Inc. (b)	80,628	4,590,958
Salesforce.com, Inc. (b)	53,416	8,156,089
Symantec Corp. (b)	293,624	5,285,232

		192,494,385

Specialty Retail—2.1%
Abercrombie & Fitch Co. (Class A) (a)	34,491	$1,169,935
AutoNation, Inc. (a) (b)	16,133	704,528
AutoZone, Inc. (b)	15,637	5,780,530
Bed Bath & Beyond, Inc. (b)	96,971	6,109,173
Best Buy Co., Inc. (a)	111,095	1,909,723
CarMax, Inc. (b)	95,382	2,699,311
GameStop Corp. (a)	51,556	1,082,676
Limited Brands, Inc.	99,645	4,908,513
Lowe’s Cos., Inc.	476,417	14,406,850
O’Reilly Automotive, Inc. (a) (b)	49,660	4,152,569
Ross Stores, Inc.	93,535	6,042,361
Staples, Inc. (a)	285,030	3,283,545
The Gap, Inc.	124,550	4,456,399
The Home Depot, Inc.	629,664	38,012,816
Tiffany & Co.	49,723	3,076,859
TJX Cos., Inc.	307,471	13,771,626
Urban Outfitters, Inc. (b)	45,591	1,712,398

		113,279,812

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.	119,123	6,673,270
Fossil, Inc. (a) (b)	22,873	1,937,343
Nike, Inc.	153,564	14,574,759
Ralph Lauren Corp.	25,511	3,858,029
VF Corp.	36,724	5,852,337

		32,895,738

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	198,542	1,580,394
People’s United Financial, Inc. (a)	146,722	1,781,205

		3,361,599

Tobacco—1.9%
Altria Group, Inc.	849,121	28,352,150
Lorillard, Inc.	54,558	6,353,279
Philip Morris International, Inc.	704,132	63,329,632
Reynolds American, Inc. (a)	136,990	5,937,147

		103,972,208

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	112,571	4,839,427
W.W. Grainger, Inc. (a)	25,036	5,216,752

		10,056,179

Wireless Telecommunication Services—0.3%
Crown Castle International Corp. (b)	122,403	7,846,032
MetroPCS Communications, Inc. (b)	132,069	1,546,528
Sprint Nextel Corp. (b)	1,253,268	6,918,040

		16,310,600

Total Common Stock (Identified Cost $4,231,118,170)		5,381,081,344

MSF-138

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—0.9%

Security Description	Shares/Par Amount	Value

Exchange Traded Funds—0.9%
SPDR S&P 500 ETF Trust	349,200	$50,260,356

Total Mutual Funds (Identified Cost $50,939,550)		50,260,356

Short Term Investments—5.4%

Mutual Funds—5.0%
State Street Navigator Securities Lending Prime Portfolio (e)	272,467,483	272,467,483

U.S. Treasury—0.4%
U.S. Treasury Bills 0.055%, 10/18/12 (a)	$300,000	299,988
0.070%, 12/06/12	1,900,000	1,899,662
0.078%, 12/13/12 (a)	5,100,000	5,099,017
0.078%, 12/20/12 (a)	17,100,000	17,096,313

		24,394,980

Total Short Term Investments (Identified Cost $296,862,463)		296,862,463

Total Investments—104.8% (Identified Cost $4,578,920,183) (f)		5,728,204,163
Liabilities in excess of other assets		(263,992,800)

Net Assets—100.0%		$5,464,211,363

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $267,042,320 and the collateral received consisted of cash in the amount of $272,467,483 and non-cash collateral with a value of $1,534,965.The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2012, the market value of securities pledged was $46,708,200.
(d)	Affiliated Issuer. See below.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2012, the aggregate cost of investments was $4,578,920,183. The aggregate unrealized appreciation and depreciation of investments was $1,532,994,724 and $(383,710,744), respectively, resulting in net unrealized appreciation of $1,149,283,980.

Transactions in Affiliated Issuers
Security Description	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at September 30, 2012	Realized Gain on Shares Sold	Income For Period Ended September 30, 2012
MetLife, Inc.	444,515	26,469	27,279	443,705	$38,341	$0

Futures Contracts
Futures Contracts–Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation
S&P 500 Index Futures	CME Index & Options Market	12/20/12	80	$28,388,400	$28,684,000	$295,600

MSF-139

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$5,381,081,344	$—	$—	$5,381,081,344
Total Mutual Funds*	50,260,356	—	—	50,260,356
Short Term Investments
Mutual Funds	272,467,483	—	—	272,467,483
U.S. Treasury	—	24,394,980	—	24,394,980
Total Short Term Investments	272,467,483	24,394,980	—	296,862,463
Total Investments	$5,703,809,183	$24,394,980	$—	$5,728,204,163

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$295,600	$—	$—	$295,600

*	See Schedule of Investments for additional detailed categorizations.

MSF-140

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—60.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.3%
Honeywell International, Inc.	172,420	$10,302,095
Lockheed Martin Corp.	171,129	15,980,026
Northrop Grumman Corp.	50,996	3,387,664
Precision Castparts Corp.	14,700	2,401,098
United Technologies Corp.	154,700	12,111,463

		44,182,346

Air Freight & Logistics—0.6%
United Parcel Service, Inc. (Class B)	92,690	6,633,823

Auto Components—0.9%
Delphi Automotive plc (a)	109,050	3,380,550
Johnson Controls, Inc.	218,860	5,996,764

		9,377,314

Automobiles—0.1%
General Motors Co. (a)	50,060	1,138,865

Beverages—1.4%
Coca-Cola Enterprises, Inc.	16,160	505,323
Diageo plc (GBP)	321,559	9,053,970
Dr. Pepper Snapple Group, Inc.	10,970	488,494
PepsiCo., Inc.	65,725	4,651,359

		14,699,146

Capital Markets—3.7%
BlackRock, Inc.	31,622	5,638,202
Franklin Resources, Inc.	38,060	4,760,164
State Street Corp.	131,380	5,512,705
The Bank of New York Mellon Corp.	468,900	10,606,518
The Goldman Sachs Group, Inc.	100,260	11,397,557

		37,915,146

Chemicals—1.7%
Air Products & Chemicals, Inc.	69,904	5,781,061
Celanese Corp. (Series A)	45,740	1,734,003
E. I. du Pont de Nemours & Co.	31,040	1,560,381
PPG Industries, Inc.	73,680	8,461,411

		17,536,856

Commercial Banks—1.9%
PNC Financial Services Group, Inc.	71,380	4,504,078
SunTrust Banks, Inc.	68,720	1,942,715
Wells Fargo & Co.	341,610	11,795,793
Zions Bancorp (b)	71,840	1,483,855

		19,726,441

Commercial Services & Supplies—0.4%
The ADT Corp. (a)	13,200	475,200
Tyco International, Ltd.	136,500	3,740,100

		4,215,300

Communications Equipment—0.1%
Cisco Systems, Inc.	41,600	794,144

Computers & Peripherals—0.2%
Hewlett-Packard Co.	137,160	$2,339,950

Construction & Engineering—0.2%
Fluor Corp.	33,880	1,906,766

Consumer Finance—0.2%
American Express Co.	28,430	1,616,530

Diversified Financial Services—2.6%
Bank of America Corp.	346,290	3,057,740
JPMorgan Chase & Co.	549,410	22,240,117
Moody’s Corp. (b)	35,640	1,574,219

		26,872,076

Diversified Telecommunication Services—1.4%
AT&T, Inc.	348,284	13,130,307
CenturyLink, Inc.	44,734	1,807,253

		14,937,560

Electric Utilities—0.3%
PPL Corp.	118,526	3,443,180

Energy Equipment & Services—0.4%
Schlumberger, Ltd.	18,970	1,372,100
Transocean, Ltd.	63,730	2,860,840

		4,232,940

Food & Staples Retailing—1.2%
CVS Caremark Corp.	163,663	7,924,562
The Kroger Co.	68,780	1,619,081
Walgreen Co.	70,540	2,570,478

		12,114,121

Food Products—2.4%
Danone (EUR)	83,992	5,179,335
General Mills, Inc.	175,070	6,976,539
Kellogg Co.	27,310	1,410,835
Mondelez International, Inc.	39,120	1,617,612
Nestle S.A. (CHF)	134,288	8,471,040
The J.M. Smucker Co.	10,250	884,883

		24,540,244

Health Care Equipment & Supplies—1.5%
Becton, Dickinson & Co. (b)	44,160	3,469,210
Covidien plc	66,090	3,927,068
Medtronic, Inc.	84,910	3,661,319
St. Jude Medical, Inc.	116,130	4,892,557

		15,950,154

Health Care Providers & Services—0.5%
Aetna, Inc.	34,850	1,380,060
AmerisourceBergen Corp.	45,070	1,744,660
Quest Diagnostics, Inc.	27,830	1,765,257

		4,889,977

MSF-141

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.2%
McDonald’s Corp.	27,440	$2,517,620

Household Durables—0.5%
Stanley Black & Decker, Inc.	68,795	5,245,619

Household Products—0.6%
Reckitt Benckiser Group plc (GBP)	29,374	1,692,413
The Procter & Gamble Co.	68,712	4,765,864

		6,458,277

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc. (b)	63,500	1,358,265

Industrial Conglomerates—2.1%
3M Co.	110,990	10,257,696
Danaher Corp.	203,560	11,226,334

		21,484,030

Insurance—4.1%
ACE, Ltd.	119,750	9,053,100
Aon plc	106,480	5,567,839
Prudential Financial, Inc.	177,520	9,676,615
The Chubb Corp.	60,520	4,616,466
The Travelers Cos., Inc.	191,210	13,051,995

		41,966,015

IT Services—2.7%
Accenture plc	102,479	7,176,604
Fiserv, Inc. (a)	21,000	1,554,630
International Business Machines Corp.	41,030	8,511,674
MasterCard, Inc.	3,585	1,618,556
The Western Union Co.	268,750	4,896,625
Visa, Inc. (Class A)	27,540	3,698,071

		27,456,160

Leisure Equipment & Products—0.4%
Hasbro, Inc. (b)	106,630	4,070,067

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc.	109,710	6,454,239

Machinery—0.6%
Eaton Corp. (b)	98,870	4,672,596
Pentair, Ltd.	25,813	1,142,229

		5,814,825

Media—3.4%
Comcast Corp. (Class A)	235,360	8,190,528
Omnicom Group, Inc. (b)	123,690	6,377,456
The McGraw-Hill Cos., Inc.	22,550	1,231,005
The Walt Disney Co.	205,070	10,721,060
Viacom, Inc. (Class B)	160,580	8,605,482

		35,125,531

Metals & Mining—0.1%
Cliffs Natural Resources, Inc. (b)	15,780	617,471

Multi-Utilities—0.6%
PG&E Corp.	72,170	$3,079,494
Public Service Enterprise Group, Inc.	83,930	2,700,867

		5,780,361

Multiline Retail—1.2%
Kohl’s Corp. (b)	79,730	4,083,771
Target Corp.	132,090	8,383,752

		12,467,523

Oil, Gas & Consumable Fuels—6.0%
Anadarko Petroleum Corp.	59,940	4,191,005
Apache Corp.	77,740	6,722,178
Chevron Corp.	108,636	12,662,612
EOG Resources, Inc.	18,350	2,056,117
EQT Corp.	34,860	2,056,740
Exxon Mobil Corp.	195,394	17,868,781
Noble Energy, Inc.	47,960	4,446,372
Occidental Petroleum Corp.	102,480	8,819,429
The Williams Cos., Inc.	103,980	3,636,181

		62,459,415

Pharmaceuticals—4.6%
Abbott Laboratories	143,328	9,826,568
Bayer AG (EUR)	20,391	1,754,481
Johnson & Johnson (b)	197,588	13,615,789
Merck & Co., Inc.	70,783	3,192,313
Pfizer, Inc.	705,923	17,542,187
Roche Holding AG (CHF)	9,008	1,682,743

		47,614,081

Professional Services—0.2%
The Dun & Bradstreet Corp.	19,180	1,527,112

Road & Rail—0.3%
Canadian National Railway Co.	16,980	1,498,145
Union Pacific Corp.	11,500	1,365,050

		2,863,195

Semiconductors & Semiconductor Equipment—0.4%
Intel Corp.	108,980	2,471,666
Microchip Technology, Inc. (b)	45,550	1,491,307

		3,962,973

Software—1.3%
Check Point Software Technologies, Ltd. (a)	34,220	1,648,035
Microsoft Corp.	58,010	1,727,538
Oracle Corp.	307,370	9,679,081

		13,054,654

Specialty Retail—0.5%
Advance Auto Parts, Inc.	45,070	3,084,591
Staples, Inc. (b)	185,370	2,135,462

		5,220,053

Tobacco—2.8%
Altria Group, Inc.	53,116	1,773,543

MSF-142

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Tobacco—(Continued)
Lorillard, Inc.	45,280	$5,272,856
Philip Morris International, Inc.	244,420	21,983,135

		29,029,534

Wireless Telecommunication Services—0.9%
Vodafone Group plc (GBP)	3,372,428	9,598,136

Total Common Stock (Identified Cost $488,776,988)		621,208,035

U.S. Treasury & Government Agencies—25.7%

Agency Sponsored Mortgage-Backed—12.4%
Fannie Mae 15 Yr. 2.500%, TBA	$682,000	715,248
Fannie Mae 15 Yr. Pool 3.000%, 02/01/27	1,215,514	1,291,511
3.000%, 03/01/27	248,259	263,780
4.500%, 04/01/18	95,950	103,813
4.500%, 06/01/18	234,193	253,383
4.500%, 07/01/18	178,798	193,449
4.500%, 03/01/19	216,667	234,489
4.500%, 06/01/19	187,024	202,407
4.500%, 04/01/20	168,403	182,255
4.500%, 07/01/20	87,935	95,168
5.000%, 11/01/17	178,843	195,010
5.000%, 02/01/18	526,339	573,921
5.000%, 12/01/18	601,579	655,962
5.000%, 07/01/19	372,587	408,248
5.000%, 07/01/20	208,218	228,147
5.000%, 08/01/20	100,813	110,462
5.000%, 12/01/20	397,679	433,630
5.500%, 11/01/17	286,747	309,414
5.500%, 12/01/17	55,748	60,384
5.500%, 01/01/18	248,977	270,824
5.500%, 02/01/18	170,269	184,282
5.500%, 06/01/19	294,075	324,704
5.500%, 07/01/19	254,800	279,655
5.500%, 08/01/19	82,676	90,421
5.500%, 09/01/19	272,426	299,551
5.500%, 01/01/21	124,653	137,636
5.500%, 03/01/21	37,389	41,283
6.000%, 07/01/16	75,058	80,042
6.000%, 01/01/17	60,247	65,001
6.000%, 02/01/17	118,187	126,035
6.000%, 07/01/17	177,419	191,268
6.000%, 08/01/17	19,312	20,836
6.000%, 09/01/17	163,923	176,856
6.000%, 03/01/18	18,639	20,110
6.000%, 11/01/18	100,510	107,184
6.000%, 01/01/21	129,106	142,631
6.000%, 05/01/21	69,813	77,126
Fannie Mae 20 Yr. Pool 6.000%, 11/01/25	64,052	70,893
Fannie Mae 30 Yr. 3.500%, TBA	5,114,000	5,471,181
Fannie Mae 30 Yr. Pool 3.500%, 11/01/41	160,640	173,449

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.500%, 01/01/42	$1,316,429	$1,423,490
3.500%, 02/01/42	1,020,647	1,095,807
4.000%, 09/01/40	396,196	432,884
4.500%, 08/01/33	790,087	859,263
4.500%, 02/01/35	131,815	143,047
4.500%, 09/01/35	193,715	209,980
4.500%, 08/01/40	158,142	174,583
4.500%, 02/01/41	745,542	823,050
4.500%, 04/01/41	824,084	909,757
5.000%, 11/01/33	392,624	431,492
5.000%, 03/01/34	351,340	386,121
5.000%, 05/01/34	160,124	175,000
5.000%, 08/01/34	165,764	181,164
5.000%, 09/01/34	575,415	628,872
5.000%, 01/01/35	188,555	206,072
5.000%, 06/01/35	453,200	496,152
5.000%, 07/01/35	2,403,496	2,633,220
5.000%, 08/01/35	402,561	441,159
5.000%, 09/01/35	276,092	302,259
5.000%, 10/01/35	1,232,162	1,348,943
5.000%, 08/01/36	178,591	195,517
5.000%, 07/01/39	936,049	1,046,703
5.000%, 10/01/39	593,438	647,456
5.000%, 11/01/39	228,493	255,504
5.000%, 11/01/40	312,569	347,972
5.000%, 01/01/41	116,451	129,744
5.000%, 03/01/41	178,150	198,486
5.500%, 02/01/33	220,510	244,710
5.500%, 05/01/33	21,909	24,457
5.500%, 06/01/33	692,527	768,527
5.500%, 07/01/33	729,380	809,424
5.500%, 11/01/33	437,413	485,415
5.500%, 12/01/33	100,707	113,458
5.500%, 01/01/34	424,403	473,672
5.500%, 02/01/34	609,665	680,542
5.500%, 03/01/34	125,327	143,507
5.500%, 04/01/34	169,596	191,070
5.500%, 05/01/34	1,045,806	1,185,535
5.500%, 06/01/34	1,378,004	1,538,274
5.500%, 07/01/34	519,433	579,589
5.500%, 09/01/34	1,532,336	1,707,694
5.500%, 10/01/34	2,131,597	2,379,515
5.500%, 11/01/34	2,536,318	2,831,307
5.500%, 12/01/34	1,475,561	1,647,177
5.500%, 01/01/35	1,217,426	1,359,019
5.500%, 02/01/35	143,967	161,764
5.500%, 04/01/35	208,245	232,465
5.500%, 07/01/35	216,100	241,234
5.500%, 08/01/35	165,430	184,345
5.500%, 09/01/35 (c)	611,052	688,423
5.500%, 01/01/36	856,013	944,070
5.500%, 01/01/37	630,810	695,700
5.500%, 08/01/37	407,714	449,655
6.000%, 02/01/32	511,515	577,658
6.000%, 03/01/34	59,803	67,686
6.000%, 04/01/34	864,425	978,363
6.000%, 06/01/34	885,928	1,001,693

MSF-143

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 07/01/34	$837,674	$944,639
6.000%, 08/01/34	1,542,255	1,739,820
6.000%, 10/01/34	699,169	790,273
6.000%, 11/01/34	104,519	118,222
6.000%, 12/01/34	64,245	72,211
6.000%, 08/01/35	201,215	226,165
6.000%, 09/01/35 (c)	268,099	301,928
6.000%, 10/01/35	337,779	380,619
6.000%, 11/01/35	85,848	96,323
6.000%, 12/01/35	405,402	454,837
6.000%, 02/01/36	294,469	331,626
6.000%, 04/01/36	577,691	650,586
6.000%, 06/01/36	219,919	247,338
6.000%, 07/01/37	559,948	627,343
6.500%, 06/01/31	123,875	144,020
6.500%, 07/01/31	57,341	65,675
6.500%, 08/01/31	33,024	38,394
6.500%, 09/01/31	152,710	177,545
6.500%, 02/01/32	91,268	106,111
6.500%, 07/01/32	307,840	355,236
6.500%, 08/01/32	283,540	327,898
6.500%, 01/01/33	119,851	138,601
6.500%, 04/01/34	207,371	238,130
6.500%, 06/01/34	75,620	86,511
6.500%, 08/01/34	114,771	131,119
6.500%, 04/01/36	70,459	79,783
6.500%, 05/01/36	246,971	282,071
6.500%, 02/01/37	479,764	543,206
6.500%, 05/01/37	342,939	389,106
6.500%, 07/01/37	292,950	332,387
7.500%, 10/01/29	21,984	26,908
7.500%, 02/01/30	22,440	27,352
7.500%, 11/01/31	112,764	138,858
7.500%, 02/01/32	24,164	29,741
Fannie Mae ACES 2.578%, 09/25/18	500,000	531,673
Fannie Mae Pool 3.800%, 02/01/18	141,921	158,170
3.849%, 07/01/18	197,354	221,722
3.910%, 02/01/18	205,826	230,056
4.010%, 08/01/13	134,222	136,107
4.021%, 08/01/13 (c)	524,590	531,954
4.563%, 05/01/14	553,006	577,512
4.600%, 09/01/19	136,000	158,667
4.700%, 03/01/15	567,207	608,682
4.767%, 04/01/13 (c)	59,048	59,097
4.825%, 08/01/14 (c)	777,722	819,170
4.845%, 06/01/13	83,999	84,841
4.858%, 02/01/14 (c)	540,290	551,432
4.880%, 03/01/20	322,756	363,434
4.940%, 08/01/15	50,000	54,367
5.370%, 05/01/18	630,000	723,116
5.421%, 02/01/13 (c)	234,427	234,401
5.466%, 11/01/15 (c)	401,877	444,630
5.662%, 02/01/16 (c)	216,874	244,698
5.725%, 07/01/16 (c)	263,197	300,282

Agency Sponsored Mortgage-Backed—(Continued)
FHLMC Multifamily Structured Pass-Through Certificates 2.303%, 09/25/18	$176,087	$186,540
2.412%, 08/25/18	458,000	485,264
3.154%, 02/25/18	118,000	130,410
3.808%, 08/25/20	1,030,000	1,174,626
3.882%, 11/25/17 (c)	332,556	378,236
5.085%, 03/25/19 (c)	1,226,000	1,484,621
Freddie Mac 15 Yr. Gold Pool 4.500%, 05/01/18	92,082	98,964
4.500%, 08/01/18	183,761	197,494
4.500%, 11/01/18	188,774	202,881
4.500%, 01/01/19	363,595	390,767
4.500%, 08/01/19	20,482	22,013
4.500%, 02/01/20	154,927	166,506
4.500%, 08/01/24	1,224,583	1,313,802
5.000%, 12/01/17	5,660	6,124
5.000%, 05/01/18	72,633	78,042
5.000%, 09/01/18	200,272	217,836
5.000%, 02/01/19	193,023	208,865
5.500%, 01/01/19	50,967	55,864
5.500%, 04/01/19	31,025	33,668
5.500%, 06/01/19	21,354	23,405
5.500%, 07/01/19	46,455	50,795
5.500%, 08/01/19	21,935	23,985
5.500%, 12/01/19	47,881	52,354
5.500%, 02/01/20	13,893	15,190
6.000%, 04/01/16	7,424	7,976
6.000%, 04/01/17	44,904	48,465
6.000%, 07/01/17	29,622	31,972
6.000%, 10/01/17	35,064	37,846
6.000%, 08/01/19	179,785	197,239
6.000%, 09/01/19	75,691	84,010
6.000%, 11/01/19	69,377	77,003
6.000%, 05/01/21	76,880	85,330
6.000%, 10/01/21	115,403	128,087
Freddie Mac 20 Yr. Gold Pool 5.500%, 10/01/24	168,430	185,288
5.500%, 06/01/25	330,994	364,123
5.500%, 07/01/25	160,585	176,658
5.500%, 08/01/25	250,279	275,329
6.000%, 02/01/23	255,614	281,957
6.000%, 12/01/25	117,551	129,592
6.000%, 02/01/26	98,982	109,121
Freddie Mac 30 Yr. 3.000%, TBA	1,023,000	1,075,589
Freddie Mac 30 Yr. Gold Pool 3.500%, 02/01/42	1,102,334	1,191,124
3.500%, 03/01/42	1,007,162	1,080,732
4.000%, 11/01/40	2,417,235	2,601,145
4.000%, 01/01/41	2,842,337	3,058,590
4.500%, 04/01/35	458,897	495,341
5.000%, 09/01/33	851,088	931,296
5.000%, 03/01/34	165,759	185,161
5.000%, 04/01/34	156,379	169,943
5.000%, 08/01/35	226,234	246,282
5.000%, 10/01/35	664,078	730,687
5.000%, 11/01/35	447,869	487,558

MSF-144

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.000%, 12/01/36	$291,695	$317,543
5.000%, 07/01/39	1,857,028	2,013,466
5.500%, 12/01/33	766,217	849,372
5.500%, 01/01/34	576,822	633,654
5.500%, 04/01/34	131,957	147,804
5.500%, 11/01/34	117,022	129,137
5.500%, 12/01/34	157,969	174,323
5.500%, 05/01/35	78,455	86,577
5.500%, 09/01/35	159,781	176,323
5.500%, 10/01/35	299,573	331,243
6.000%, 04/01/34	144,955	162,431
6.000%, 07/01/34	128,018	142,914
6.000%, 08/01/34	1,046,620	1,169,686
6.000%, 09/01/34	28,920	32,222
6.000%, 07/01/35	155,351	171,458
6.000%, 08/01/35	178,475	196,980
6.000%, 11/01/35	455,139	505,742
6.000%, 03/01/36	205,749	228,355
6.000%, 10/01/36	259,030	287,426
6.000%, 03/01/37	130,267	143,896
6.000%, 05/01/37	286,222	318,045
6.000%, 06/01/37	414,872	460,455
6.500%, 05/01/34	59,739	67,934
6.500%, 06/01/34	120,523	137,074
6.500%, 08/01/34	439,184	499,418
6.500%, 10/01/34	265,959	307,757
6.500%, 11/01/34	103,466	117,349
6.500%, 05/01/37	205,474	231,930
6.500%, 07/01/37	351,057	396,044
Ginnie Mae 30 Yr. 3.000%, TBA	2,520,000	2,696,219
Ginnie Mae I 30 Yr. Pool 3.500%, 12/15/41	484,188	533,764
3.500%, 02/15/42	340,057	374,237
4.500%, 09/15/33	275,652	304,319
4.500%, 11/15/39	1,126,369	1,241,042
4.500%, 03/15/40	709,296	793,034
4.500%, 04/15/40	1,262,943	1,388,758
4.500%, 06/15/40	444,274	492,281
5.000%, 03/15/34	103,016	114,272
5.000%, 06/15/34	179,356	198,953
5.000%, 12/15/34	113,707	126,131
5.000%, 06/15/35	40,160	44,473
5.000%, 05/15/39	1,513,544	1,670,878
5.500%, 11/15/32	329,070	368,714
5.500%, 08/15/33	1,136,259	1,272,084
5.500%, 12/15/33	428,373	484,679
5.500%, 09/15/34	395,615	442,164
5.500%, 10/15/35	77,405	86,416
6.000%, 12/15/28	91,779	105,141
6.000%, 12/15/31	119,579	137,921
6.000%, 03/15/32	4,125	4,708
6.000%, 10/15/32	329,906	376,549
6.000%, 01/15/33	101,334	115,407
6.000%, 02/15/33	4,729	5,408
6.000%, 04/15/33	414,831	472,445
6.000%, 08/15/33	3,376	3,845

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.000%, 07/15/34	$308,085	$351,644
6.000%, 09/15/34	163,800	185,935
6.000%, 01/15/38	449,611	511,914
Ginnie Mae II 30 Yr. Pool 3.500%, 03/20/42	1,010,498	1,106,856
4.000%, 01/20/41	2,894,357	3,196,778
4.500%, 07/20/33	52,822	58,809
4.500%, 09/20/33	33,664	37,470
4.500%, 12/20/34	32,812	36,521
4.500%, 03/20/35	155,555	173,138
4.500%, 01/20/41	805,787	894,352
4.500%, 11/20/41	1,038,260	1,149,365
5.000%, 07/20/33	116,202	129,350
5.000%, 11/20/41	2,202,610	2,447,782
6.000%, 01/20/35	114,703	130,674
6.000%, 02/20/35	59,234	67,482
6.000%, 04/20/35	88,882	101,258

		128,387,311

Federal Agencies—0.1%
The Financing Corp. 9.650%, 11/02/18	430,000	637,869

U.S. Treasury—13.2%
U.S. Treasury Bonds 4.500%, 02/15/36	293,000	390,880
4.500%, 08/15/39	14,695,000	19,778,559
5.000%, 05/15/37	1,509,000	2,160,935
5.250%, 02/15/29	16,000	22,440
5.375%, 02/15/31	887,000	1,282,962
6.250%, 08/15/23	1,251,000	1,815,319
8.500%, 02/15/20	1,104,000	1,686,188
U.S. Treasury Notes 0.500%, 08/15/14	3,838,000	3,856,442
1.375%, 10/15/12 (b)	1,825,000	1,825,856
1.375%, 01/15/13	80,000	80,287
1.500%, 12/31/13	21,000	21,338
1.875%, 02/28/14	2,369,800	2,425,064
2.000%, 11/30/13	2,098,000	2,141,598
2.125%, 05/31/15	36,665,000	38,438,083
2.625%, 02/29/16 (b)	800,000	861,250
2.750%, 10/31/13	6,744,000	6,929,197
2.750%, 02/15/19	3,838,100	4,276,185
3.125%, 09/30/13	10,194,000	10,491,461
3.125%, 05/15/19 (b)	9,358,000	10,668,120
3.125%, 05/15/21 (b)	1,052,000	1,202,567
3.500%, 05/31/13	3,900,000	3,985,769
3.500%, 05/15/20	9,574,000	11,209,804
3.750%, 11/15/18	2,067,000	2,426,141
3.875%, 02/15/13 (b)	5,448,000	5,523,547
4.125%, 05/15/15	125,000	137,471
4.750%, 08/15/17 (b)	2,444,000	2,930,507

		136,567,970

Total U.S. Treasury & Government Agencies (Identified Cost $247,127,737)		265,593,150

MSF-145

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—10.1%

Security Description	Par Amount	Value

Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	$756,000	$825,090
United Technologies Corp. 3.100%, 06/01/22	420,000	447,562

		1,272,652

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,020,000	1,670,717
Molson Coors Brewing Co. 5.000%, 05/01/42	353,000	394,381

		2,065,098

Capital Markets—0.7%
CNOOC Finance 2012, Ltd. (144A) 3.875%, 05/02/22 (b)	1,010,000	1,071,247
Credit Suisse 5.500%, 05/01/14	1,470,000	1,569,922
Merrill Lynch & Co., Inc. 6.150%, 04/25/13	1,160,000	1,194,321
Morgan Stanley 6.625%, 04/01/18	1,270,000	1,459,154
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	1,351,000	1,488,944

		6,783,588

Chemicals—0.0%
Ecolab, Inc. 5.500%, 12/08/41	170,000	211,422

Commercial Banks—1.5%
ABN Amro Bank NV (144A) 2.217%, 01/30/14 (c)	1,040,000	1,050,652
Banco Bradesco S.A. (144A) 6.750%, 09/29/19	613,000	701,885
Bank One Corp. 8.000%, 04/29/27	100,000	137,277
BNP Paribas (144A) 7.195%, 12/31/49 (c)	500,000	472,750
Commonwealth Bank of Australia (144A) 5.000%, 10/15/19	710,000	814,753
Groupe BPCE (144A) 12.500%, 06/29/49 (b) (c)	922,000	1,044,377
HSBC Holdings plc 5.100%, 04/05/21	679,000	784,407
ING Bank NV (144A) 3.750%, 03/07/17	829,000	873,521
3.900%, 03/19/14	1,280,000	1,340,787
Kreditanstalt fuer Wiederaufbau 4.875%, 06/17/19	1,290,000	1,573,026
Nordea Bank AB (144A) 4.875%, 01/14/21 (b) (d)	830,000	953,570
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,243,341
Royal Bank of Scotland Group plc 2.550%, 09/18/15	247,000	249,972

Commercial Banks—(Continued)
Santander U.S. Debt S.A. Unipersonal (144A) 3.781%, 10/07/15 (b)	$500,000	$501,171
Svenska Handelsbanken AB (144A) 4.875%, 06/10/14	970,000	1,027,618
Swedbank AB (144A) 2.125%, 09/29/17	231,000	230,651
U.S. Bancorp 7.500%, 06/01/26	400,000	507,868
Wachovia Corp. 5.250%, 08/01/14	924,000	993,185
Wells Fargo & Co. 2.100%, 05/08/17 (b)	990,000	1,024,239

		15,525,050

Consumer Finance—0.4%
American Express Co. 5.500%, 09/12/16	960,000	1,112,341
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,518,198
Toyota Motor Credit Corp. 3.200%, 06/17/15	630,000	672,169
3.400%, 09/15/21	880,000	953,664

		4,256,372

Diversified Financial Services—2.2%
ABB Finance USA, Inc. 2.875%, 05/08/22	309,000	319,443
Asian Development Bank 1.125%, 03/15/17 (b)	574,000	587,427
2.750%, 05/21/14	970,000	1,008,819
B.A.T. International Finance plc (144A) 3.250%, 06/07/22	1,026,000	1,052,855
Bank of America Corp. 5.490%, 03/15/19	696,000	758,267
7.375%, 05/15/14	510,000	558,272
7.625%, 06/01/19	710,000	886,599
BP Capital Markets plc 4.500%, 10/01/20	306,000	355,219
4.742%, 03/11/21	847,000	987,364
Citigroup, Inc. 5.000%, 09/15/14	1,105,000	1,165,466
DIRECTV Financing Co., Inc. 4.600%, 02/15/21	1,260,000	1,379,148
ERAC USA Finance, LLC (144A) 7.000%, 10/15/37	1,115,000	1,389,425
General Electric Capital Corp. 5.450%, 01/15/13 (b)	572,000	580,051
GG1C Funding Corp. (144A) 5.129%, 01/15/14 (d)	233,635	236,960
Hyundai Capital America (144A) 2.125%, 10/02/17	234,000	234,033
JPMorgan Chase & Co. 3.250%, 09/23/22	262,000	265,640
6.300%, 04/23/19	1,210,000	1,487,478
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	931,728

MSF-146

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Petrobras International Finance Co. 5.375%, 01/27/21	$380,000	$428,173
6.750%, 01/27/41	276,000	342,556
Societe Financement de l’Economie Francaise (144A) 3.375%, 05/05/14	730,000	762,993
Spectra Energy Capital, LLC 8.000%, 10/01/19	1,253,000	1,629,352
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	776,531
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	1,270,000	1,376,698
Volkswagen International Finance NV (144A) 2.375%, 03/22/17	857,000	889,995
W3A Funding Corp. 8.090%, 01/02/17	405,696	421,323
WEA Finance, LLC (144A) 4.625%, 05/10/21	990,000	1,080,774
6.750%, 09/02/19	363,000	440,167

		22,332,756

Diversified Telecommunication Services—0.2%
AT&T, Inc. 5.550%, 08/15/41	1,409,000	1,753,922

Electric Utilities—0.5%
Bruce Mansfield Unit 6.850%, 06/01/34	983,273	1,048,365
Oncor Electric Delivery Co., LLC 7.000%, 09/01/22	1,825,000	2,288,524
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	1,102,893
PSEG Power, LLC 5.320%, 09/15/16	989,000	1,124,718

		5,564,500

Energy Equipment & Services—0.0%
Transocean, Inc. 3.800%, 10/15/22	505,000	507,614

Food & Staples Retailing—0.3%
CVS Caremark Corp. 6.125%, 08/15/16	1,080,000	1,279,824
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	2,266,885

		3,546,709

Food Products—0.0%
Kraft Foods Group, Inc. (144A) 3.500%, 06/06/22	412,000	435,315

Health Care Equipment & Supplies—0.2%
CareFusion Corp. 6.375%, 08/01/19	1,110,000	1,329,300
Hospira, Inc. 6.050%, 03/30/17 (b) (c)	979,000	1,132,010

		2,461,310

Health Care Providers & Services—0.2%
Aristotle Holding, Inc. (144A) 2.650%, 02/15/17	$1,280,000	$1,341,316
WellPoint, Inc. 3.300%, 01/15/23	600,000	606,858

		1,948,174

Hotels, Restaurants & Leisure—0.0%
Wyndham Worldwide Corp. 6.000%, 12/01/16	8,000	9,011

Insurance—0.4%
Chubb Corp. 6.375%, 03/29/67 (c)	1,510,000	1,608,150
Irish Life & Permanent Group Holdings plc (144A) 3.600%, 01/14/13	1,500,000	1,496,250
ZFS Finance USA Trust V (144A) 6.500%, 05/09/67 (c)	491,000	519,233

		3,623,633

Internet Software & Services—0.0%
eBay, Inc. 1.350%, 07/15/17	290,000	293,477

Machinery—0.1%
Atlas Copco AB (144A) 5.600%, 05/22/17	910,000	1,065,693

Media—0.4%
COX Communications, Inc. 4.625%, 06/01/13	1,058,000	1,087,292
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	145,859
News America Holdings, Inc. 8.500%, 02/23/25	722,000	972,734
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,802,726

		4,008,611

Metals & Mining—0.1%
Corp. Nacional del Cobre de Chile (144A) 3.750%, 11/04/20	290,000	313,362
Vale Overseas, Ltd. 4.625%, 09/15/20	298,000	317,739
6.875%, 11/10/39	233,000	271,763

		902,864

Multiline Retail—0.1%
Target Corp. 4.000%, 07/01/42	1,023,000	1,047,052

Oil, Gas & Consumable Fuels—0.8%
Apache Corp. 3.250%, 04/15/22	421,000	452,552
4.750%, 04/15/43	321,000	366,790
Enterprise Products Operating, LLC 6.500%, 01/31/19	908,000	1,126,003

MSF-147

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
EOG Resources, Inc. 2.625%, 03/15/23	$302,000	$305,255
Hess Corp. 8.125%, 02/15/19	300,000	396,933
Husky Energy, Inc. 5.900%, 06/15/14	771,000	836,976
7.250%, 12/15/19	787,000	1,011,692
Kinder Morgan Energy Partners, L.P. 7.750%, 03/15/32	625,000	811,609
Petroleos Mexicanos 8.000%, 05/03/19	759,000	993,151
Ras Laffan Liquefied Natural Gas Co., Ltd. III (144A) 5.832%, 09/30/16	689,767	753,570
Total Capital International S.A. 1.550%, 06/28/17	1,239,000	1,262,234

		8,316,765

Pharmaceuticals—0.2%
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	1,298,000	1,629,627

Real Estate Investment Trusts—0.6%
Boston Properties, L.P. 5.000%, 06/01/15	200,000	218,696
ERP Operating, L.P. 4.625%, 12/15/21	896,000	1,032,547
5.375%, 08/01/16 (b)	260,000	298,234
HCP, Inc. 5.375%, 02/01/21	734,000	837,363
HRPT Properties Trust 6.250%, 08/15/16	1,776,000	1,941,445
Simon Property Group, L.P. 5.875%, 03/01/17	1,328,000	1,560,703

		5,888,988

Road & Rail—0.0%
Norfolk Southern Corp. 4.837%, 10/01/41	402,000	462,012

Specialty Retail—0.1%
Home Depot, Inc. 5.950%, 04/01/41	278,000	377,527
Limited Brands, Inc. 5.250%, 11/01/14 (b)	370,000	391,275

		768,802

Thrifts & Mortgage Finance—0.1%
Achmea Hypotheekbank NV (144A) 3.200%, 11/03/14 (c)	541,000	567,233

Wireless Telecommunication Services—0.3%
Crown Castle Towers, LLC (144A) 4.883%, 08/15/40	370,000	416,359
6.113%, 01/15/40	711,000	856,317
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,874,024

		3,146,700

Yankee—0.4%
Petro-Canada 6.050%, 05/15/18	$1,664,000	$2,035,961
Statoil ASA 7.750%, 06/15/23	100,000	143,569
Temasek Financial I, Ltd. (144A) 2.375%, 01/23/23 (b)	1,790,000	1,788,018

		3,967,548

Total Corporate Bonds & Notes (Identified Cost $93,329,218)		104,362,498

Mortgage-Backed Securities—1.5%

Collateralized-Mortgage Obligation—0.0%
BlackRock Capital Finance, L.P. (144A) 7.750%, 09/25/26	86,645	21,614
RAAC Series 4.971%, 09/25/34 (c)	152,687	153,102

		174,716

Commercial Mortgage-Backed Securities—1.5%
Credit Suisse Mortgage Capital Certificates 5.965%, 09/15/40 (c)	1,735,738	1,971,396
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35 (d)	35,000	42,759
Greenwich Capital Commercial Funding Corp. 4.915%, 01/05/36	500,000	515,896
5.475%, 03/10/39	3,025,000	3,130,851
JPMorgan Chase Commercial Mortgage Securities Corp. 5.382%, 05/15/41 (c)	1,292,933	1,375,466
5.475%, 04/15/43 (c)	155,669	176,504
5.813%, 06,15/49 (c)	1,327,157	1,536,152
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.810%, 06/12/50 (c)	2,071,962	2,317,763
Morgan Stanley Capital I (144A) 1.178%, 11/15/30 (c) (e)	3,342,501	76,670
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23 (d)	940,811	851,434
Wachovia Bank Commercial Mortgage Trust 6.122%, 02/15/51 (c)	3,000,000	3,536,310

		15,531,201

Total Mortgage-Backed Securities (Identified Cost $14,538,497)		15,705,917

Foreign Government—0.6%

Sovereign—0.6%
Egypt Government AID Bonds 4.450%, 09/15/15	1,903,000	2,125,213
Mexico Government International Bond 4.750%, 03/08/44	1,375,000	1,529,688
Peruvian Government International Bond 7.350%, 07/21/25	103,000	150,895

MSF-148

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/Par Amount	Value

Sovereign—(Continued)
Russian Foreign Bond (144A) 3.625%, 04/29/15 (d)	$2,100,000	$2,210,250

Total Foreign Government (Identified Cost $5,506,391)		6,016,046

Asset-Backed Securities—0.5%

Asset Backed—Home Equity—0.2%
Bayview Financial Revolving Mortgage Loan Trust (144A) 5.621%, 12/28/40 (c) (d)	999,483	645,456
GMAC Mortgage Corp. Loan Trust 5.874%, 10/25/36 (c)	571,424	487,159
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35 (c)	1,190,000	714,430

		1,847,045

Asset Backed—Other—0.3%
Anthracite CDO I, Ltd. (144A) 0.661%, 05/24/17 (c)	311,397	293,787
Capital Trust Re CDO, Ltd. (144A) 5.160%, 06/25/35	948,453	949,478
Small Business Administration Participation Certificates 4.350%, 07/01/23	782,368	858,400
4.770%, 04/01/24	44,472	49,270
4.950%, 03/01/25	239,602	268,617
4.990%, 09/01/24	139,870	158,193
5.110%, 08/01/25 (c)	355,073	398,838
5.180%, 05/01/24 (c)	71,636	80,067
5.520%, 06/01/24 (c)	222,378	249,771

		3,306,421

Total Asset-Backed Securities (Identified Cost $5,821,425)		5,153,466

Municipal Bonds & Notes—0.2%

Municipal Agency—0.2%
New Jersey State Turnpike Authority 7.414%, 01/01/40	1,050,000	1,549,391

Total Municipal Bonds & Notes (Identified Cost $1,092,733)		1,549,391

Preferred Stock—0.1%

Automobiles—0.1%
General Motors Co. (b)	35,920	1,339,098

Total Preferred Stock (Identified Cost $1,796,000)		1,339,098

Convertible Preferred Stock—0.1%
Security Description	Shares/Par Amount	Value

Aerospace & Defense—0.0%
United Technologies Corp.	7,540	$422,994

Electric Utilities—0.1%
PPL Corp.	10,420	557,991

Total Convertible Preferred Stock (Identified Cost $899,806)		980,985

Short Term Investments—8.4%

Mutual Funds—6.6%
State Street Navigator Securities Lending Prime Portfolio (f)	68,549,287	68,549,287

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $18,514,015 on 10/01/12, collateralized by $18,840,000 Federal Home Loan Mortgage Corp. 0.550% due 02/13/15 with a value of $18,887,100.	$18,514,000	18,514,000

Total Short Term Investments (Identified Cost $87,063,287)		87,063,287

Total Investments—107.4% (Identified Cost $945,952,082) (g)		1,108,971,873
Liabilities in excess of other assets		(75,900,899)

Net Assets—100.0%		$1,033,070,974

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $67,835,912 and the collateral received consisted of cash in the amount of $68,549,287 and non-cash collateral with a value of $871,200. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2012, the market value of restricted securities was $4,940,429, which is 0.5% of net assets. See details below.
(e)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(f)	Represents investment of cash collateral received from securities lending transactions.

MSF-149

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(g)	As of September 30, 2012, the aggregate cost of investments was $945,952,082. The aggregate unrealized appreciation and depreciation of investments was $176,631,999 and $(13,612,208), respectively, resulting in net unrealized appreciation of $163,019,791.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $33,500,484, which is 3.2% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

Restricted Securities

Security Description	Acquisition Date	Par Amount	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust (5.621%, 12/28/40)	3/1/2006	$999,483	$999,483	$645,456
General Electric Capital Assurance Co. (5.743%, 05/12/35)	9/23/2003	35,000	35,175	42,759
GG1C Funding Corp. (5.129%, 01/15/14)	4/20/2004	233,635	234,286	236,960
Nordea Bank AB (4.875%, 01/14/21)	1/11/2011	830,000	826,591	953,570
Russian Foreign Bond (3.625%, 04/29/15)	4/22/2010	2,100,000	2,094,065	2,210,250
Spirit Master Funding, LLC (5.050%, 07/20/23)	10/4/2005	940,811	928,701	851,434

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$44,182,346	$—	$—	$44,182,346
Air Freight & Logistics	6,633,823	—	—	6,633,823
Auto Components	9,377,314	—	—	9,377,314
Automobiles	1,138,865	—	—	1,138,865
Beverages	5,645,176	9,053,970	—	14,699,146
Capital Markets	37,915,146	—	—	37,915,146
Chemicals	17,536,856	—	—	17,536,856
Commercial Banks	19,726,441	—	—	19,726,441
Commercial Services & Supplies	4,215,300	—	—	4,215,300
Communications Equipment	794,144	—	—	794,144
Computers & Peripherals	2,339,950	—	—	2,339,950
Construction & Engineering	1,906,766	—	—	1,906,766
Consumer Finance	1,616,530	—	—	1,616,530
Diversified Financial Services	26,872,076	—	—	26,872,076
Diversified Telecommunication Services	14,937,560	—	—	14,937,560
Electric Utilities	3,443,180	—	—	3,443,180

MSF-150

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Energy Equipment & Services	$4,232,940	$—	$—	$4,232,940
Food & Staples Retailing	12,114,121	—	—	12,114,121
Food Products	10,889,869	13,650,375	—	24,540,244
Health Care Equipment & Supplies	15,950,154	—	—	15,950,154
Health Care Providers & Services	4,889,977	—	—	4,889,977
Hotels, Restaurants & Leisure	2,517,620	—	—	2,517,620
Household Durables	5,245,619	—	—	5,245,619
Household Products	4,765,864	1,692,413	—	6,458,277
Independent Power Producers & Energy Traders	1,358,265	—	—	1,358,265
Industrial Conglomerates	21,484,030	—	—	21,484,030
Insurance	41,966,015	—	—	41,966,015
IT Services	27,456,160	—	—	27,456,160
Leisure Equipment & Products	4,070,067	—	—	4,070,067
Life Sciences Tools & Services	6,454,239	—	—	6,454,239
Machinery	5,814,825	—	—	5,814,825
Media	35,125,531	—	—	35,125,531
Metals & Mining	617,471	—	—	617,471
Multi-Utilities	5,780,361	—	—	5,780,361
Multiline Retail	12,467,523	—	—	12,467,523
Oil, Gas & Consumable Fuels	62,459,415	—	—	62,459,415
Pharmaceuticals	44,176,857	3,437,224	—	47,614,081
Professional Services	1,527,112	—	—	1,527,112
Road & Rail	2,863,195	—	—	2,863,195
Semiconductors & Semiconductor Equipment	3,962,973	—	—	3,962,973
Software	13,054,654	—	—	13,054,654
Specialty Retail	5,220,053	—	—	5,220,053
Tobacco	29,029,534	—	—	29,029,534
Wireless Telecommunication Services	—	9,598,136	—	9,598,136
Total Common Stock	583,775,917	37,432,118	—	621,208,035
Total U.S. Treasury & Government Agencies*	—	265,593,150	—	265,593,150
Total Corporate Bonds & Notes*	—	104,362,498	—	104,362,498
Total Mortgage-Backed Securities*	—	15,705,917	—	15,705,917
Total Foreign Government*	—	6,016,046	—	6,016,046
Total Asset-Backed Securities*	—	5,153,466	—	5,153,466
Total Preferred Stock*	1,339,098	—	—	1,339,098
Total Municipal Bonds & Notes*	—	1,549,391	—	1,549,391
Total Convertible Preferred Stock*	980,985	—	—	980,985
Short Term Investments
Mutual Funds	68,549,287	—	—	68,549,287
Repurchase Agreement	—	18,514,000	—	18,514,000
Total Short Term Investments	68,549,287	18,514,000	—	87,063,287
Total Investments	$654,645,287	$454,326,586	$—	$1,108,971,873

*	See Schedule of Investments for additional detailed categorizations.

MSF-151

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—8.0%
Honeywell International, Inc.	746,881	$44,626,140
Lockheed Martin Corp.	977,840	91,310,699
Northrop Grumman Corp.	428,319	28,453,231
United Technologies Corp.	648,294	50,754,937

		215,145,007

Air Freight & Logistics—1.4%
United Parcel Service, Inc. (Class B)	506,250	36,232,312

Auto Components—1.4%
Delphi Automotive plc (a)	426,470	13,220,570
Johnson Controls, Inc.	930,531	25,496,549

		38,717,119

Automobiles—0.2%
General Motors Co. (a)	206,580	4,699,695

Beverages—2.7%
Coca-Cola Enterprises, Inc.	133,901	4,187,084
Diageo plc (GBP)	1,740,008	48,992,504
Dr. Pepper Snapple Group, Inc.	92,080	4,100,323
PepsiCo., Inc.	230,418	16,306,682

		73,586,593

Capital Markets—6.5%
BlackRock, Inc.	178,921	31,901,614
Franklin Resources, Inc.	139,410	17,436,009
State Street Corp.	512,674	21,511,801
The Bank of New York Mellon Corp.	1,868,301	42,260,968
The Goldman Sachs Group, Inc.	531,773	60,451,955

		173,562,347

Chemicals—2.2%
Air Products & Chemicals, Inc.	285,442	23,606,053
PPG Industries, Inc.	310,010	35,601,549

		59,207,602

Commercial Banks—3.0%
PNC Financial Services Group, Inc.	369,878	23,339,302
SunTrust Banks, Inc.	159,050	4,496,343
Wells Fargo & Co.	1,542,308	53,255,895

		81,091,540

Commercial Services & Supplies—0.8%
The ADT Corp. (a)	73,780	2,656,080
Tyco International, Ltd.	662,734	18,158,912

		20,814,992

Communications Equipment—0.3%
Cisco Systems, Inc.	349,130	6,664,892

Computers & Peripherals—0.2%
Hewlett-Packard Co.	269,281	4,593,934

Construction & Engineering—0.1%
Fluor Corp.	69,340	3,902,455

Diversified Financial Services—3.7%
JPMorgan Chase & Co.	2,102,781	$85,120,575
Moody’s Corp. (b)	299,410	13,224,939

		98,345,514

Diversified Telecommunication Services—2.3%
AT&T, Inc.	1,663,911	62,729,445

Electric Utilities—0.2%
PPL Corp.	175,456	5,096,997

Energy Equipment & Services—0.2%
Transocean, Ltd.	141,203	6,338,603

Food & Staples Retailing—1.4%
CVS Caremark Corp.	687,964	33,311,217
Walgreen Co.	147,760	5,384,374

		38,695,591

Food Products—4.2%
Danone (EUR)	409,417	25,246,545
General Mills, Inc.	997,016	39,731,087
Kellogg Co.	229,507	11,856,332
Nestle S.A. (CHF)	466,970	29,456,999
The J.M. Smucker Co.	85,860	7,412,294

		113,703,257

Health Care Equipment & Supplies—2.6%
Becton, Dickinson & Co.	200,514	15,752,380
Medtronic, Inc.	715,100	30,835,112
St. Jude Medical, Inc.	564,152	23,767,724

		70,355,216

Health Care Providers & Services—0.6%
Quest Diagnostics, Inc.	235,880	14,961,868

Hotels, Restaurants & Leisure—0.3%
McDonald’s Corp.	86,600	7,945,550

Household Durables—1.2%
Stanley Black & Decker, Inc.	413,971	31,565,289

Household Products—0.5%
The Procter & Gamble Co.	192,302	13,338,067

Industrial Conglomerates—2.8%
3M Co.	493,308	45,591,525
Danaher Corp.	553,912	30,548,247

		76,139,772

Insurance—7.1%
ACE, Ltd.	389,723	29,463,059
Aon plc	503,439	26,324,825
Prudential Financial, Inc.	838,652	45,714,921
The Chubb Corp.	509,064	38,831,402
The Travelers Cos., Inc.	743,675	50,763,255

		191,097,462

MSF-152

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—6.2%
Accenture plc	866,929	$60,711,038
Fiserv, Inc. (a)	175,480	12,990,785
International Business Machines Corp.	264,971	54,968,234
MasterCard, Inc.	30,365	13,709,190
The Western Union Co.	1,366,506	24,897,739

		167,276,986

Leisure Equipment & Products—0.9%
Hasbro, Inc. (b)	607,861	23,202,054

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc.	400,998	23,590,712

Machinery—1.0%
Eaton Corp. (b)	439,112	20,752,433
Pentair, Ltd.	152,498	6,748,044

		27,500,477

Media—5.5%
Comcast Corp. (Class A)	736,540	25,631,592
Omnicom Group, Inc. (b)	599,767	30,923,987
The McGraw-Hill Cos., Inc.	188,530	10,291,853
The Walt Disney Co.	934,090	48,834,225
Viacom, Inc. (Class B)	585,680	31,386,591

		147,068,248

Multi-Utilities—0.9%
PG&E Corp.	427,447	18,239,164
Public Service Enterprise Group, Inc.	173,941	5,597,421

		23,836,585

Multiline Retail—1.7%
Kohl’s Corp.	170,090	8,712,010
Target Corp.	578,370	36,709,144

		45,421,154

Oil, Gas & Consumable Fuels—7.1%
Apache Corp.	204,329	17,668,329
Chevron Corp.	520,901	60,716,221
EOG Resources, Inc.	154,450	17,306,122
Exxon Mobil Corp.	540,823	49,458,263
Occidental Petroleum Corp.	529,512	45,569,803

		190,718,738

Pharmaceuticals—9.1%
Abbott Laboratories	634,276	43,485,963
Johnson & Johnson (b)	1,006,661	69,369,009
Merck & Co., Inc.	595,737	26,867,739
Pfizer, Inc.	3,623,531	90,044,745
Roche Holding AG(CHF)	76,103	14,216,454

		243,983,910

Professional Services—0.5%
The Dun & Bradstreet Corp.	160,793	12,802,339

Road & Rail—0.5%
Canadian National Railway Co.	142,355	$12,559,982

Semiconductors & Semiconductor Equipment—0.8%
Intel Corp.	917,047	20,798,626

Software—1.7%
Oracle Corp.	1,442,876	45,436,165

Specialty Retail—0.9%
Advance Auto Parts, Inc.	199,171	13,631,263
Staples, Inc. (b)	797,800	9,190,656

		22,821,919

Tobacco—5.3%
Altria Group, Inc.	444,796	14,851,739
Lorillard, Inc.	225,300	26,236,185
Philip Morris International, Inc.	1,135,347	102,113,109

		143,201,033

Wireless Telecommunication Services—1.9%
Vodafone Group plc (GBP)	17,545,257	49,934,875

Total Common Stock (Identified Cost $2,086,367,380)		2,648,684,922

Convertible Preferred Stock—0.2%

Aerospace & Defense—0.1%
United Technologies Corp.	50,090	2,810,049

Electric Utilities—0.1%
PPL Corp.	64,470	3,452,368

Total Convertible Preferred Stock (Identified Cost $5,744,846)		6,262,417

Short Term Investments—7.1%

Mutual Funds—6.2%
State Street Navigator Securities Lending Prime Portfolio (c)	167,421,112	167,421,112

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $22,732,019 on 10/01/12 collateralized by $23,130,000 Federal Home Loan Mortgage Corp. 0.550% due 02/13/15 with a value of $23,187,825.	$22,732,000	22,732,000

Total Short Term Investments (Identified Cost $190,153,112)		190,153,112

Total Investments—106.1% (Identified Cost $2,282,265,338) (d)		2,845,100,451
Liabilities in excess of other assets		(163,378,497)

Net Assets—100.0%		$2,681,721,954

MSF-153

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $163,216,486 and the collateral received consisted of cash in the amount of $167,421,112. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $2,282,265,338. The aggregate unrealized appreciation and depreciation of investments was $612,052,148 and $(49,217,035), respectively, resulting in net unrealized appreciation of $562,835,113.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$215,145,007	$—	$—	$215,145,007
Air Freight & Logistics	36,232,312	—	—	36,232,312
Auto Components	38,717,119	—	—	38,717,119
Automobiles	4,699,695	—	—	4,699,695
Beverages	24,594,089	48,992,504	—	73,586,593
Capital Markets	173,562,347	—	—	173,562,347
Chemicals	59,207,602	—	—	59,207,602
Commercial Banks	81,091,540	—	—	81,091,540
Commercial Services & Supplies	20,814,992	—	—	20,814,992
Communications Equipment	6,664,892	—	—	6,664,892
Computers & Peripherals	4,593,934	—	—	4,593,934
Construction & Engineering	3,902,455	—	—	3,902,455
Diversified Financial Services	98,345,514	—	—	98,345,514
Diversified Telecommunication Services	62,729,445	—	—	62,729,445
Electric Utilities	5,096,997	—	—	5,096,997
Energy Equipment & Services	6,338,603	—	—	6,338,603
Food & Staples Retailing	38,695,591	—	—	38,695,591
Food Products	58,999,713	54,703,544	—	113,703,257
Health Care Equipment & Supplies	70,355,216	—	—	70,355,216
Health Care Providers & Services	14,961,868	—	—	14,961,868
Hotels, Restaurants & Leisure	7,945,550	—	—	7,945,550

MSF-154

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Household Durables	$31,565,289	$—	$—	$31,565,289
Household Products	13,338,067	—	—	13,338,067
Industrial Conglomerates	76,139,772	—	—	76,139,772
Insurance	191,097,462	—	—	191,097,462
IT Services	167,276,986	—	—	167,276,986
Leisure Equipment & Products	23,202,054	—	—	23,202,054
Life Sciences Tools & Services	23,590,712	—	—	23,590,712
Machinery	27,500,477	—	—	27,500,477
Media	147,068,248	—	—	147,068,248
Multi-Utilities	23,836,585	—	—	23,836,585
Multiline Retail	45,421,154	—	—	45,421,154
Oil, Gas & Consumable Fuels	190,718,738	—	—	190,718,738
Pharmaceuticals	229,767,456	14,216,454	—	243,983,910
Professional Services	12,802,339	—	—	12,802,339
Road & Rail	12,559,982	—	—	12,559,982
Semiconductors & Semiconductor Equipment	20,798,626	—	—	20,798,626
Software	45,436,165	—	—	45,436,165
Specialty Retail	22,821,919	—	—	22,821,919
Tobacco	143,201,033	—	—	143,201,033
Wireless Telecommunication Services	—	49,934,875	—	49,934,875
Total Common Stock	2,480,837,545	167,847,377	—	2,648,684,922
Total Convertible Preferred Stock*	6,262,417	—	—	6,262,417
Short Term Investments
Mutual Funds	167,421,112	—	—	167,421,112
Repurchase Agreement	—	22,732,000	—	22,732,000
Total Short Term Investments	167,421,112	22,732,000	—	190,153,112
Total Investments	$2,654,521,074	$190,579,377	$—	$2,845,100,451

*	See Schedule of Investments for additional detailed categorizations.

MSF-155

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—95.4% of Net Assets

Security Description	Shares	Value

Australia—8.5%
AGL Energy, Ltd.	41,243	$640,875
ALS, Ltd	24,515	217,470
Alumina, Ltd. (a)	191,453	167,223
Amcor, Ltd.	83,008	668,065
AMP, Ltd.	206,717	926,929
APA Group (a)	39,292	193,645
Asciano Group	79,670	358,728
ASX, Ltd.	14,311	439,118
Australia & New Zealand Banking Group, Ltd.	190,924	4,895,887
Bendigo Bank, Ltd.	23,062	183,671
BGP Holdings plc (b)	713,624	0
BHP Billiton, Ltd.	229,733	7,891,189
Boral, Ltd. (a)	61,162	243,227
Brambles, Ltd.	111,315	809,551
Caltex Australia, Ltd.	9,532	163,075
Centro Retail Australia (REIT) (c)	91,872	199,637
CFS Retail Property Trust Group (REIT)	151,292	303,559
Coca-Cola Amatil, Ltd.	42,510	597,360
Cochlear, Ltd. (a)	4,760	331,585
Commonwealth Bank of Australia (a)	112,612	6,508,974
Computershare, Ltd.	29,681	255,241
Crown, Ltd. (a)	29,464	277,898
CSL, Ltd.	37,652	1,795,428
Dexus Property Group (REIT)	302,183	298,434
Echo Entertainment Group, Ltd. (a) (c)	52,682	208,932
Fortescue Metals Group, Ltd. (a) (c)	100,245	359,099
Goodman Group (REIT)	110,907	456,450
GPT Group (REIT)	113,429	399,111
Iluka Resources, Ltd. (a)	29,031	293,864
Incitec Pivot, Ltd.	103,981	320,414
Insurance Australia Group, Ltd.	163,755	741,548
James Hardie Industries NV	30,172	271,757
Leighton Holdings, Ltd.	10,872	186,736
Lend Lease Corp., Ltd.	37,629	305,973
Macquarie Group, Ltd.	23,611	694,959
Metcash, Ltd.	63,044	231,403
Mirvac Group (REIT)	222,329	329,772
National Australia Bank, Ltd. (a)	159,525	4,213,636
Newcrest Mining, Ltd.	54,807	1,633,082
Orica, Ltd.	26,176	674,424
Origin Energy, Ltd. (c)	78,717	926,175
OZ Minerals, Ltd.	25,908	180,645
QBE Insurance Group, Ltd.	82,246	1,103,764
QR National, Ltd. (c)	113,644	401,550
Ramsay Health Care, Ltd.	8,883	221,368
Rio Tinto, Ltd.	31,217	1,716,929
Santos, Ltd.	67,710	795,476
Sims Group, Ltd. (a)	9,738	96,176
Sonic Healthcare, Ltd.	24,290	342,197
SP AusNet	106,030	115,204
Stockland (REIT)	170,116	589,209
Suncorp Group, Ltd.	97,160	933,122
TABCORP Holdings, Ltd.	43,902	125,960
Tattersall’s, Ltd.	117,840	331,192
Telstra Corp., Ltd.	304,819	1,239,689
Toll Holdings, Ltd. (a)	41,980	192,442
Transurban Group	94,803	590,387
Wesfarmers, Ltd.	71,781	2,556,478
Westfield Group (REIT)	153,357	1,614,551

Australia—(Continued)
Westfield Retail Trust (REIT) (c)	193,580	$580,141
Westpac Banking Corp.	216,848	5,583,630
Whitehaven Coal, Ltd.	31,800	93,809
Woodside Petroleum, Ltd.	46,091	1,580,098
Woolworths, Ltd.	86,801	2,590,458
WorleyParsons, Ltd.	14,841	434,090

		64,622,669

Austria—0.3%
Andritz AG	5,184	294,633
Erste Group Bank AG	16,002	359,077
IMMOEAST Anspr Nachb (a) (b) (c)	27,192	0
Immofinanz AG	66,338	241,232
OMV AG	11,229	393,977
Raiffeisen Bank International AG (a)	3,490	127,078
Telekom Austria AG	22,221	157,388
Voestalpine AG	7,335	220,640
Wiener Staedtische Versicherung AG	2,911	123,822

		1,917,847

Belgium—1.1%
Ageas	15,573	374,575
Anheuser-Busch InBev NV	57,402	4,915,803
Belgacom S.A.	10,680	326,666
Colruyt S.A. (a)	5,430	237,157
Delhaize Group S.A.	6,756	261,411
Groupe Bruxelles Lambert S.A.	5,072	377,270
KBC Groep NV	13,039	314,963
Solvay S.A.	4,497	522,771
Telenet Group Holding NV (c)	4,184	187,313
UCB S.A. (a)	7,958	438,434
Umicore S.A. (a)	8,519	447,209

		8,403,572

Denmark—1.2%
AP Moller-Maersk A/S (Series A)	35	237,785
AP Moller-Maersk A/S (Series B)	102	731,989
Carlsberg A/S (Class B)	7,997	709,947
Coloplast A/S (a)	1,846	385,021
Danske Bank A/S	44,352	802,517
DSV A/S	13,261	298,757
Novo Nordisk A/S	29,002	4,582,954
Novozymes A/S	16,065	443,654
TDC A/S	36,431	265,836
Tryg A/S	1,747	113,680
William Demant Holding A/S (c)	1,624	145,819

		8,717,959

Finland—0.7%
Elisa Oyj	9,437	213,835
Fortum Oyj	31,487	581,275
Kesko Oyj (a)	4,472	126,838
Kone Oyj	11,180	776,223
Metso Oyj	10,185	366,319
Nokia Oyj (a)	264,520	682,106
Nokian Renkaat Oyj (a)	7,322	299,460
Orion Oyj (Series B) (a)	10,345	221,900

MSF-156

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Pohjola Bank plc	9,006	$118,986
Sampo Oyj	31,313	977,836
Stora Enso Oyj (a)	40,497	251,791
UPM-Kymmene Oyj	38,111	432,847
Wartsila Oyj (a)	12,482	434,283

		5,483,699

France—8.5%
Accor S.A.	9,539	319,518
Aeroports de Paris	2,209	176,593
Air Liquide S.A.	22,345	2,778,632
Alcatel-Lucent S.A. (a)	171,297	189,979
Alstom S.A.	14,355	505,818
Arkema S.A.	4,440	417,551
Atos Origin S.A.	3,177	222,168
AXA S.A.	124,701	1,865,499
BNP Paribas S.A.	69,177	3,310,075
Bouygues S.A. (a)	12,810	314,072
Bureau Veritas S.A. (c)	3,765	386,880
Cap Gemini S.A.	9,755	414,646
Carrefour S.A.	40,028	833,118
Casino Guichard-Perrachon S.A. (c)	4,364	387,381
Christian Dior S.A.	3,598	484,741
Cie de Saint-Gobain	28,810	1,016,696
Cie Generale d’Optique Essilor International S.A.	13,981	1,312,527
Cie Generale de Geophysique-Veritas S.A. (c)	8,260	261,414
CNP Assurances S.A.	10,520	137,773
Compagnie Générale des Etablissements Michelin (Class B)	12,929	1,017,567
Credit Agricole S.A.	61,682	428,837
Danone	41,811	2,581,168
Dassault Systemes S.A. (a)	4,077	429,975
Edenred S.A.	13,167	371,049
EDF S.A.	17,389	365,543
Entrepots Magasins Generaux de Paris (REIT) (a)	2,071	169,220
Eutelsat Communications S.A.	8,516	273,846
Fonciere Des Regions	1,625	122,464
France Telecom S.A.	132,420	1,602,652
GDF Suez (a)	88,668	1,989,321
Gecina S.A. (REIT)	1,319	135,420
Groupe Eurotunnel S.A.	42,941	303,433
Imerys S.A. (c)	2,253	132,812
JC Decaux S.A. (a)	4,428	100,850
Klepierre S.A. (REIT)	8,184	287,698
L’Oreal S.A.	17,223	2,135,999
Lafarge S.A.	13,327	721,617
Lagardere S.C.A.	8,303	227,679
Legrand S.A.	16,158	611,415
lliad S.A.	1,838	299,863
LVMH Moet Hennessy Louis Vuitton S.A.	18,030	2,722,047
Natixis (c)	61,277	194,015
Pernod-Ricard S.A.	15,093	1,698,003
Peugoet S.A. (a)	17,387	138,039
PPR S.A.	5,572	858,553
Publicis Groupe S.A. (a)	12,590	706,692
Remy Cointreau S.A.	1,600	184,218
Renault S.A.	12,949	611,011
Rexel S.A.	7,719	155,815
Safran S.A.	16,367	590,633

France—(Continued)
Sanofi-Aventis S.A.	84,322	$7,211,691
Schneider Electric S.A.	37,151	2,209,089
Scor SE	11,686	301,414
SES S.A.	20,693	564,315
Société BIC S.A.	1,753	212,331
Société Générale S.A.	49,798	1,421,961
Sodexo S.A.	6,625	499,936
Suez Environnement S.A.	22,682	257,735
Technip S.A.	6,959	777,358
Thales S.A.	6,811	234,826
Total S.A.	151,846	7,561,171
Unibail-Rodamco SE (REIT) (a)	6,587	1,316,586
Vallourec S.A.	8,091	343,822
Veolia Environnement S.A.	23,240	250,641
Vinci S.A.	32,357	1,384,434
Vivendi S.A.	92,302	1,806,759
Wendel S.A.	2,267	191,970
Zodiac Aerospace S.A.	2,442	238,481

		64,287,055

Germany—7.7%
Adidas AG	15,345	1,261,601
Allianz SE	32,517	3,876,201
Axel Springer AG	3,006	130,548
BASF SE	65,700	5,557,748
Bayer AG	59,158	5,095,811
Bayerische Motoren Werke AG	23,534	1,727,246
Beiersdorf AG	6,805	500,411
Brenntag AG (c)	3,310	424,737
Celesio AG	6,111	109,159
Commerzbank AG	246,007	441,461
Continental AG	5,500	540,180
Daimler AG	64,808	3,146,957
Deutsche Bank AG	66,512	2,635,211
Deutsche Boerse AG	14,609	809,964
Deutsche Lufthansa AG	17,782	241,807
Deutsche Post AG	58,202	1,139,165
Deutsche Telekom AG	200,986	2,476,275
E.ON AG	128,846	3,065,484
Fraport AG (a)	2,305	133,659
Fresenius Medical Care AG	14,375	1,056,256
Fresenius SE	8,867	1,031,461
GEA Group AG	14,333	434,783
Hannover Rueckversicherung AG	3,778	241,980
HeidelbergCement AG	9,200	483,560
Henkel AG & Co. KGaA	10,189	665,824
Hochtief AG	2,679	125,889
Hugo Boss AG	1,510	133,165
Infineon Technologies AG (c)	73,323	465,785
K&S AG	11,843	584,226
Kabel Deutschland Holding AG (a) (c)	6,250	447,041
Lanxess AG	5,523	459,020
Linde AG	13,128	2,265,923
MAN AG	3,045	279,426
Merck KGaA	4,259	526,251
Metro AG	8,734	261,730
Müenchener Rüeckversicherungs AG	12,534	1,960,708
RWE AG	34,949	1,568,143
Salzgitter AG	2,440	94,532

MSF-157

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
SAP AG	65,822	$4,672,794
Siemens AG	58,849	5,883,401
Suedzucker AG (a)	4,518	160,243
ThyssenKrupp AG	26,592	566,820
United Internet AG (a)	8,781	179,362
Volkswagen AG	1,873	314,025

		58,175,973

Greece—0.1%
Coca-Cola Hellenic Bottling Co. S.A.	13,794	257,777
OPAP S.A.	15,835	81,702

		339,479

Hong Kong—3.0%
AIA Group, Ltd. (c)	730,800	2,699,181
ASM Pacific Technology, Ltd. (a)	14,200	167,901
Bank of East Asia, Ltd. (a)	101,720	379,786
BOC Hong Kong Holdings, Ltd.	253,965	804,832
Cathay Pacific Airways, Ltd. (a)	87,000	141,224
Cheung Kong Holdings, Ltd.	97,000	1,416,334
Cheung Kong Infrastructure Holdings, Ltd. (a)	33,000	200,310
CLP Holdings, Ltd.	139,877	1,189,299
First Pacific Co., Ltd.	154,000	166,957
Galaxy Entertainment Group, Ltd. (c)	106,000	354,879
Hang Lung Group, Ltd.	73,000	461,623
Hang Lung Properties, Ltd.	161,000	549,809
Hang Seng Bank, Ltd. (a)	56,300	862,935
Henderson Land Development Co., Ltd.	73,000	521,259
Hong Kong & China Gas Co.	365,425	919,327
Hong Kong Exchanges & Clearing, Ltd. (a)	73,400	1,103,927
Hopewell Holdings, Ltd.	50,000	172,074
Hutchison Whampoa, Ltd.	149,000	1,436,327
Hysan Development Co., Ltd.	45,000	204,032
Kerry Properties, Ltd.	46,500	234,692
Li & Fung, Ltd. (a)	429,600	664,904
MGM China Holdings, Ltd. (c)	71,200	122,894
MTR Corp.	95,000	360,131
New World Development, Ltd.	261,531	402,652
NWS Holdings, Ltd.	93,000	149,883
PCCW, Ltd.	283,000	115,490
Power Assets Holdings, Ltd.	99,549	844,597
Sands China, Ltd. (c)	165,200	612,405
Shangri-La Asia, Ltd.	109,540	212,530
Sino Land Co.	193,600	360,033
SJM Holdings, Ltd.	141,000	305,020
Sun Hung Kai Properties, Ltd.	112,000	1,639,919
Swire Pacific, Ltd.	51,817	632,667
The Link Real Estate Investment Trust (REIT)	161,141	762,581
Wharf Holdings, Ltd.	104,976	721,446
Wheelock & Co., Ltd.	68,000	291,909
Wing Hang Bank, Ltd.	13,500	126,551
Wynn Macau, Ltd. (a) (c)	104,000	281,445
Yue Yuen Industrial Holdings, Ltd.	50,500	169,922

		22,763,687

Ireland—0.4%
CRH plc	53,933	1,040,590
Elan Corp. plc (c)	36,869	397,597

Ireland—(Continued)
Kerry Group plc	11,180	$572,470
WPP plc	91,722	1,248,864

		3,259,521

Israel—0.6%
Bank Hapoalim B.M.	72,497	257,982
Bank Leumi le-Israel B.M.	101,093	281,389
Bezeq Israeli Telecommunication Corp., Ltd.	178,026	206,627
Israel Chemicals, Ltd.	29,917	362,637
Mellanox Technologies, Ltd. (c)	2,789	289,592
NICE Systems, Ltd. (c)	5,213	173,753
Teva Pharmaceutical Industries, Ltd.	68,771	2,843,450

		4,415,430

Italy—2.0%
Assicuraziono Generali S.p.A.	82,143	1,185,856
Atlantia S.p.A.	22,767	354,711
Banca Monte dei Paschi di Siena S.p.A. (a)	345,338	100,009
Banco Popolare S.C.	124,102	187,002
Enel Green Power S.p.A (c)	151,622	257,228
Enel S.p.A.	475,033	1,685,926
ENI S.p.A. (a)	180,677	3,968,716
Exor S.p.A	4,938	124,797
Fiat Industrial S.p.A. (c)	61,911	607,992
Fiat S.p.A.	59,813	320,842
Finmeccanica S.p.A. (a)	28,782	137,351
Intesa Sanpaolo S.p.A.	731,738	1,120,350
Luxottica Group S.p.A.	9,343	330,105
Mediaset S.p.A.	53,312	100,592
Mediobanca S.p.A.	44,816	240,736
Pirelli & C. S.p.A. (a)	17,048	184,406
Prysmian S.p.A.	13,126	235,246
Saipem S.p.A.	18,391	887,025
Snam Rete Gas S.p.A.	112,113	498,200
Telecom Italia S.p.A.	668,281	672,294
Telecom Italia S.p.A.-RNC	491,217	431,297
Terna Rete Elettrica Nazionale S.p.A.	92,170	344,470
UniCredit S.p.A.	294,576	1,232,745
Unione di Banche Italiane SCPA	56,320	209,361

		15,417,257

Japan—19.2%
Advantest Corp. (a)	11,800	153,756
Aeon Co., Ltd. (a)	41,000	464,373
Aeon Mall Co., Ltd. (a)	6,200	152,124
Air Water, Inc. (a)	10,000	122,824
Aisin Seiki Co., Ltd. (a)	13,000	370,600
Ajinomoto Co., Inc. (a)	44,000	691,202
Alfresa Holdings Corp.	3,000	148,318
All Nippon Airways Co., Ltd. (a)	84,000	177,033
Amada Co., Ltd. (a)	27,000	118,575
Aozora Bank, Ltd. (a)	44,000	135,083
Asahi Breweries, Ltd.	30,100	744,072
Asahi Glass Co., Ltd. (a)	72,000	480,803
Asahi Kasei Corp. (a)	98,000	507,316
Asics Corp.	11,000	148,792
Astellas Pharma, Inc. (a)	32,400	1,650,697
Benesse Corp. (a)	5,000	242,683

MSF-158

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Bridgestone Corp.	46,800	$1,087,907
Brother Industries, Ltd. (a)	16,400	152,472
Canon, Inc.	81,200	2,606,643
Casio Computer Co., Ltd.	16,900	119,409
Central Japan Railway Co.	10,400	915,089
Chiyoda Corp. (a)	11,000	171,512
Chubu Electric Power Co., Inc. (a)	47,800	624,674
Chugai Pharmaceutical Co., Ltd.	15,100	317,176
Chuo Mitsui Trust Holdings, Inc. (a)	217,262	647,273
Citizen Holdings Co., Ltd.	20,000	101,370
Credit Saison Co., Ltd. (a)	10,500	254,497
Dai Nippon Printing Co., Ltd. (a)	40,000	279,535
Daicel Chemical Industries, Ltd.	22,000	132,270
Daido Steel Co., Ltd. (a)	21,000	97,900
Daihatsu Motor Co., Ltd. (a)	14,000	234,100
Daiichi Sankyo Co., Ltd. (a)	51,200	848,648
Daikin Industries, Ltd. (a)	16,800	436,531
Dainippon Sumitomo Pharma Co., Ltd. (a)	12,000	132,288
Daito Trust Construction Co., Ltd. (a)	5,000	504,367
Daiwa House Industry Co., Ltd.	37,000	538,510
Daiwa Securities Group, Inc. (a)	110,000	419,506
Dena Co., Ltd. (a)	6,700	221,231
Denki Kagaku Kogyo K.K. (a)	35,000	108,775
Denso Corp. (a)	35,000	1,101,754
Dentsu, Inc. (a)	12,700	323,045
East Japan Railway Co.	24,400	1,620,916
Eisai Co., Ltd. (a)	18,200	821,656
Electric Power Development Co., Ltd. (a)	8,800	231,312
FamilyMart Co., Ltd.	4,300	212,099
Fanuc, Ltd.	13,700	2,213,282
Fast Retailing Co., Ltd. (a)	3,700	859,670
Fuji Heavy Industries, Ltd. (a)	42,000	349,475
FUJIFILM Holdings Corp. (a)	32,600	547,566
Fujitsu, Ltd. (a)	135,000	507,999
Fukuoka Financial Group, Inc.	53,000	215,843
Gree, Inc. (a)	6,800	124,279
Hakuhodo DY Holdings, Inc. (a)	1,760	118,940
Hamamatsu Photonics KK (a)	4,800	165,315
Hankyu Hanshin Holdings, Inc.	83,000	449,353
Hino Motors, Ltd. (a)	19,000	124,695
Hirose Electric Co., Ltd. (a)	2,200	245,869
Hisamitsu Pharmaceutical Co., Inc. (a)	4,700	260,148
Hitachi Chemical Co., Ltd. (a)	7,300	98,917
Hitachi Construction Machinary Co., Ltd. (a)	6,400	103,807
Hitachi High-Technologies Corp.	4,700	113,665
Hitachi Metals, Ltd. (a)	12,000	105,986
Hitachi, Ltd. (a)	324,000	1,805,889
Hokkaido Electric Power Co., Inc. (a)	15,300	123,044
Hokuriku Electric Power Co. (a)	12,000	145,807
Honda Motor Co., Ltd. (a)	116,800	3,595,029
Hoya Corp.	30,100	663,145
Ibiden Co., Ltd. (a)	8,300	121,587
Idemitsu Kosan Co., Ltd.	1,600	130,940
Ihi Corp. (a)	99,000	221,233
Inpex Corp.	158	938,829
Isetan Mitsukoshi Holdings, Ltd.	22,600	236,338
Isuzu Motors, Ltd.	84,000	406,656
Itochu Corp. (a)	106,000	1,077,056
J. Front Retailing Co., Ltd.	30,000	168,805

Japan—(Continued)
Japan Prime Realty Investment Corp. (REIT)	49	$148,090
Japan Real Estate Investment Corp. (REIT)	40	403,993
Japan Retail Fund Investment Corp. (REIT)	135	241,994
Japan Tobacco, Inc. (a)	65,200	1,960,110
JFE Holdings, Inc. (a)	31,400	415,221
JGC Corp. (a)	14,000	468,482
JS Group Corp. (a)	18,800	449,751
JSR Corp. (a)	11,300	185,793
JTEKT Corp. (a)	20,700	164,025
Jupiter Telecommunications Co., Ltd. (c)	154	156,790
JX Holdings, Inc. (a) (c)	163,100	894,423
Kajima Corp. (a)	59,000	161,441
Kamigumi Co., Ltd.	17,000	140,386
Kaneka Corp. (a)	20,000	96,606
Kansai Paint Co., Ltd. (a)	15,000	165,755
Kao Corp. (a)	36,500	1,078,994
Kawasaki Heavy Industries, Ltd.	96,000	191,082
KDDI Corp. (a)	19,300	1,500,004
Keihin Electric Express Railway Co., Ltd. (a)	36,000	340,491
Keio Corp. (a)	45,000	339,998
Keisei Electric Railway Co., Ltd. (a)	20,000	181,178
Keyence Corp.	3,300	845,627
Kikkoman Corp. (a)	12,000	164,526
Kintetsu Corp. (a)	121,120	476,227
Kirin Holdings Co., Ltd.	62,000	831,588
Kobe Steel, Ltd. (a)	177,000	138,656
Komatsu, Ltd. (a)	68,100	1,343,944
Konami Corp. (a)	8,300	189,222
Konica Minolta Holdings, Inc. (a)	37,000	285,059
Kubota Corp. (a)	81,000	821,894
Kuraray Co., Ltd. (a)	24,500	279,177
Kurita Water Industries, Ltd. (a)	7,100	157,704
Kyocera Corp.	11,100	963,724
Kyowa Hakko Kogyo Co., Ltd.	20,000	242,325
Kyushu Electric Power Co., Inc. (a)	28,400	234,586
Lawson, Inc. (a)	4,900	377,683
Makita Corp. (a)	7,200	280,127
Marubeni Corp. (a)	113,000	722,762
Marui Group Co., Ltd. (a)	16,000	113,658
Matsushita Electric Industrial Co., Ltd. (a)	154,900	1,026,285
Mazda Motor Corp. (a)	180,000	210,295
McDonald’s Holdings Co. Japan, Ltd. (a)	5,000	142,681
Medipal Holdings Corp.	10,800	148,804
MEIJI Holdings Co., Ltd. (a)	5,100	253,950
Miraca Holdings, Inc. (a)	4,000	180,058
Mitsubishi Chemical Holdings Corp. (a)	95,500	366,723
Mitsubishi Corp. (a)	100,800	1,836,907
Mitsubishi Electric Corp.	136,000	1,004,620
Mitsubishi Estate Co., Ltd. (a)	88,000	1,688,744
Mitsubishi Gas & Chemical Co., Inc.	26,000	130,904
Mitsubishi Heavy Industries, Ltd. (a)	225,000	976,863
Mitsubishi Logistics Corp. (a)	9,000	107,399
Mitsubishi Materials Corp. (a)	79,000	249,571
Mitsubishi Motors Corp. (a) (c)	320,000	295,993
Mitsubishi Tanabe Pharma Corp.	15,000	228,817
Mitsubishi UFJ Financial Group, Inc. (a)	912,488	4,264,642
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	4,150	175,400
Mitsui & Co., Ltd. (a)	124,717	1,758,788
Mitsui Chemicals, Inc. (a)	57,000	111,293

MSF-159

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsui Fudosan Co., Ltd.	60,000	$1,204,387
Mitsui OSK Lines, Ltd. (a)	75,000	175,270
Mitsui Sumitomo Insurance Group (a)	39,700	684,500
Mizuho Financial Group, Inc. (a)	1,636,000	2,656,418
Murata Manufacturing Co., Ltd. (a)	14,100	752,391
Nabtesco Corp. (a)	7,000	128,823
Namco Bandai Holdings, Inc.	12,500	211,738
NEC Corp. (a)	217,000	343,963
Nexon Co., Ltd. (c)	8,000	110,441
NGK Insulators, Ltd. (a)	17,000	204,120
NGK Spark Plug Co., Ltd. (a)	10,000	105,455
NHK Spring Co., Ltd. (a)	11,100	95,513
Nidec Corp. (a)	8,300	608,741
Nikon Corp. (a)	23,100	637,033
Nintendo Co., Ltd. (a)	7,500	946,008
Nippon Building Fund, Inc. (REIT)	47	507,996
Nippon Electric Glass Co., Ltd. (a)	28,000	154,047
Nippon Express Co., Ltd.	59,000	224,374
Nippon Meat Packers, Inc. (a)	14,000	180,245
Nippon Steel Corp. (a)	374,000	768,440
Nippon Telephone & Telegraph Corp.	31,300	1,489,818
Nippon Yusen K.K. (a)	101,000	178,991
Nissan Motor Co., Ltd. (a)	174,800	1,492,830
Nisshin Seifun Group, Inc. (a)	13,000	160,351
Nissin Food Products Co., Ltd. (a)	4,700	184,828
Nitori Co., Ltd.	2,650	246,713
Nitto Denko Corp.	12,900	616,257
NKSJ Holdings, Inc. (a) (c)	28,699	563,160
NOK Corp. (a)	8,300	133,175
Nomura Holdings, Inc. (a)	261,800	937,745
Nomura Real Estate Holdings, Inc.	7,000	123,342
Nomura Real Estate Office Fund, Inc. (REIT)	20	125,655
Nomura Research Institute, Ltd. (a)	6,200	127,333
NSK, Ltd. (a)	30,000	174,527
NTT Data Corp. (a)	111	347,512
NTT DoCoMo, Inc. (a)	1,096	1,782,925
Obayashi Corp. (a)	45,000	205,816
Odakyu Electric Railway Co., Ltd. (a)	44,000	464,210
OJI Paper Co., Ltd. (a)	68,000	207,891
Olympus Corp. (a)	16,000	312,370
Omron Corp.	13,600	261,986
Ono Pharmaceutical Co., Ltd. (a)	6,400	394,634
Oracle Corp. Japan	2,900	149,384
Oriental Land Co., Ltd. (a)	3,400	448,783
ORIX Corp. (a)	7,160	720,171
Osaka Gas Co., Ltd. (a)	127,000	561,432
Otsuka Corp.	1,200	107,487
Otsuka Holdings Co., Ltd.	26,000	808,645
Rakuten, Inc.	49,500	505,220
Resona Holdings, Inc.	132,700	545,455
Ricoh Co., Ltd. (a)	45,000	380,758
Rinnai Corp. (a)	2,800	208,317
Rohm Co., Ltd. (a)	6,700	226,178
Sankyo Co., Ltd. (a)	3,600	167,868
Sanrio Co., Ltd. (a)	3,300	117,632
Santen Pharmaceutical Co., Ltd.	5,500	253,352
SBI Holdings, Inc. (a)	19,110	123,436
Secom Co., Ltd.	15,800	826,169
Sega Sammy Holdings, Inc. (a)	17,300	328,396

Japan—(Continued)
Sekisui Chemical Co., Ltd.	28,000	$226,265
Sekisui House, Ltd.	46,000	457,959
Seven & I Holdings Co., Ltd.	53,100	1,635,658
Seven Bank, Ltd. (a)	40,900	125,069
Sharp Corp. (a)	77,000	191,305
Shikoku Electric Power Co., Inc. (a)	15,100	169,103
Shimadzu Corp. (a)	18,000	126,142
Shimamura Co., Ltd.	1,400	163,261
Shimano, Inc.	6,300	460,102
Shimizu Corp. (a)	37,000	125,014
Shin-Etsu Chemical Co., Ltd.	29,500	1,663,447
Shinsei Bank, Ltd.	100,000	129,708
Shionogi & Co., Ltd. (a)	19,400	296,354
Shiseido Co., Ltd. (a)	29,300	403,227
Showa Denko K.K.	129,000	205,435
SMC Corp. (a)	3,700	597,860
Softbank Corp. (a)	63,600	2,582,180
Sojitz Corp. (a)	113,600	147,383
Sony Corp. (a)	75,000	878,324
Sony Financial Holdings, Inc. (a)	12,800	218,729
Stanley Electric Co., Ltd.	11,800	175,190
Sumitomo Chemical Co., Ltd. (a)	109,000	278,533
Sumitomo Corp. (a)	81,000	1,095,585
Sumitomo Electric Industries, Ltd. (a)	56,334	596,849
Sumitomo Heavy Industries, Ltd.	39,000	133,701
Sumitomo Metal Industries, Ltd. (a)	239,000	361,265
Sumitomo Metal Mining Co., Ltd. (a)	40,000	503,175
Sumitomo Mitsui Financial Group, Inc. (a)	95,600	2,983,183
Sumitomo Realty & Development Co., Ltd. (a)	25,000	665,272
Sumitomo Rubber Industries, Ltd.	12,500	148,824
Suruga Bank, Ltd.	13,000	147,374
Suzuken Co., Ltd.	5,300	176,369
Suzuki Motor Corp. (a)	26,200	509,826
Sysmex Corp. (a)	6,600	317,573
T&D Holdings, Inc.	38,800	421,033
Taiheiyo Cement Corp. (a)	82,000	176,956
Taisei Corp. (a)	69,000	198,595
Taisho Pharmaceutical Holdings Co., Ltd. (a)	3,000	245,091
Takashimaya Co., Ltd. (a)	19,000	130,473
Takeda Pharmaceutical Co., Ltd. (a)	56,600	2,613,714
TDK Corp. (a)	8,400	313,393
Teijin, Ltd. (a)	66,000	161,909
Terumo Corp. (a)	10,800	466,117
The Bank of Kyoto, Ltd. (a)	22,000	186,333
The Bank of Yokohama, Ltd.	83,000	394,244
The Chiba Bank, Ltd.	64,000	372,096
The Chugoku Bank, Ltd. (a)	12,000	168,879
The Chugoku Electric Power Co., Inc. (a)	23,700	315,783
The Dai-ichi Life Insurance Co., Ltd. (a)	650	739,369
The Gunma Bank, Ltd.	26,000	131,839
The Hachijuni Bank, Ltd.	30,000	165,886
The Iyo Bank, Ltd. (a)	17,000	138,934
The Japan Steel Works, Ltd. (a)	21,000	117,315
The Joyo Bank, Ltd. (a)	54,000	263,835
The Kansai Electric Power Co., Inc.	54,200	420,603
The Nishi-Nippon Bank, Ltd. (a)	52,000	120,907
The Shizuoka Bank, Ltd. (a)	41,000	420,934
The Tokyo Electric Power Co., Inc. (a)	97,600	160,535
THK Co., Ltd. (a)	7,700	117,693

MSF-160

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tobu Railway Co., Ltd. (a)	73,000	$393,971
Toho Co., Ltd.	8,500	156,224
Toho Gas Co., Ltd. (a)	31,000	206,442
Tohoku Electric Power Co., Inc. (a)	29,800	239,569
Tokio Marine Holdings, Inc. (a)	54,100	1,385,227
Tokyo Electron, Ltd. (a)	12,400	529,389
Tokyo Gas Co., Ltd. (a)	170,000	939,415
Tokyu Corp. (a)	76,000	364,289
Tokyu Land Corp. (a)	29,000	155,676
TonenGeneral Sekiyu K.K. (a)	18,000	156,259
Toppan Printing Co., Ltd. (a)	41,000	238,570
Toray Industries, Inc. (a)	111,000	658,746
Toshiba Corp. (a)	283,000	908,386
TOTO, Ltd. (a)	19,000	140,104
Toyo Seikan Kaisha, Ltd.	10,200	109,398
Toyo Suisan Kaisha, Ltd. (a)	6,000	150,508
Toyota Industries Corp.	12,600	353,590
Toyota Motor Corp.	197,400	7,769,153
Toyota Tsusho Corp. (a)	14,200	304,393
Trend Micro, Inc.	7,000	195,999
Tsumura & Co. (a)	3,900	122,513
Ube Industries, Ltd. (a)	68,000	146,729
Unicharm Corp. (a)	7,600	437,684
USS Co., Ltd. (a)	1,660	175,763
West Japan Railway Co.	11,700	500,774
Yahoo! Japan Corp. (a)	1,158	442,294
Yakult Honsha Co., Ltd. (a)	8,700	413,634
Yamada Denki Co., Ltd. (a)	5,590	245,736
Yamaguchi Financial Group, Inc.	15,000	121,810
Yamaha Corp. (a)	11,500	106,947
Yamaha Motor Co., Ltd. (a)	24,800	217,217
Yamato Holdings Co., Ltd. (a)	27,000	428,770
Yamazaki Baking Co., Ltd. (a)	9,000	120,696
Yaskawa Electric Corp. (a)	18,000	120,729
Yokogawa Electric Corp. (a)	16,300	188,859

		145,835,544

Luxembourg—0.2%
ArcelorMittal	66,772	963,754
Tenaris S.A.	32,705	668,080

		1,631,834

Netherlands—2.6%
Aegon NV	117,488	614,391
Akzo Nobel NV	16,759	950,372
ASML Holding NV	29,486	1,582,436
Corio NV (REIT) (a)	4,074	173,950
DE Master Blenders (c)	42,100	508,490
Delta Lloyd NV	9,946	152,515
EADS NV (a)	30,352	966,023
Fugro NV	4,445	303,483
Gemalto NV	5,659	499,048
Heineken Holding NV	8,238	401,293
Heineken NV	16,408	981,027
ING Groep NV	273,866	2,179,540
Koninklijke Ahold NV	72,518	910,105
Koninklijke Boskalis Westminster NV	6,001	217,791
Koninklijke DSM NV	10,134	507,164

Netherlands—(Continued)
Koninklijke KPN NV	76,902	$589,420
Koninklijke Philips Electronics NV	72,143	1,688,792
Koninklijke Vopak NV	4,391	309,131
QIAGEN NV (c)	14,898	274,459
Randstad Holding NV	9,402	313,702
Reed Elsevier NV	48,042	644,145
SBM Offshore NV	10,101	144,684
STMicroelectronics NV	44,693	242,012
TNT Express NV (c)	24,146	252,597
Unilever NV	116,475	4,130,704
Wolters Kluwer NV	22,877	431,364

		19,968,638

New Zealand—0.1%
Auckland International Airport, Ltd.	63,428	138,082
Contact Energy, Ltd.	25,746	112,620
Fletcher Building, Ltd.	46,652	269,222
Sky City Entertainment Group, Ltd.	39,539	124,004
Telecom Corp. of New Zealand, Ltd.	132,317	261,263

		905,191

Norway—0.9%
Aker Solutions ASA	11,775	224,141
DnB NOR ASA	66,462	818,012
Gjensidige Forsikring ASA (c)	14,357	199,500
Norsk Hydro ASA	59,320	278,979
Orkla ASA	54,230	412,737
SeaDrill, Ltd. (a)	25,063	981,581
Statoil ASA	79,797	2,065,634
Subsea 7 S.A.	18,500	428,853
Telenor ASA	50,522	986,827
Yara International ASA	14,441	725,801

		7,122,065

Portugal—0.2%
Energias de Portugal S.A.	145,357	401,366
Galp Energia, SGPS, S.A.	18,188	296,010
Jeronimo Martins, SGPS, S.A.	16,641	278,261
Portugal Telecom, SGPS, S.A. (a)	48,993	242,974

		1,218,611

Singapore—1.8%
Ascendas Real Estate Investment Trust (REIT)	163,000	319,622
CapitaLand, Ltd. (a)	174,000	449,175
CapitaMall Trust (REIT)	153,200	251,919
CapitaMalls Asia, Ltd.	101,000	135,447
City Developments, Ltd. (a)	34,000	324,322
ComfortDelGro Corp., Ltd.	153,000	213,572
DBS Group Holdings, Ltd.	132,467	1,547,839
Fraser & Neave, Ltd. (a)	70,000	505,232
Genting Singapore plc (a) (c)	418,200	465,383
Global Logistic Properties, Ltd. (c)	174,000	354,824
Golden Agri-Resources, Ltd. (a)	492,569	263,899
Jardine Cycle & Carriage, Ltd.	8,000	312,837
Keppel Corp., Ltd.	102,700	949,408
Keppel Land, Ltd. (a)	54,000	155,723
Noble Group, Ltd.	263,909	283,453

MSF-161

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Olam International, Ltd. (a)	94,090	$156,292
Oversea-Chinese Banking Corp., Ltd.	183,880	1,396,296
SembCorp Industries, Ltd.	71,000	327,032
SembCorp Marine, Ltd. (a)	63,000	254,080
Singapore Airlines, Ltd.	36,940	322,919
Singapore Exchange, Ltd. (a)	56,000	318,577
Singapore Press Holdings, Ltd. (a)	107,250	355,515
Singapore Technologies Engineering, Ltd.	126,000	362,996
Singapore Telecommunications, Ltd.	557,820	1,452,754
StarHub, Ltd.	44,000	133,166
United Overseas Bank, Ltd.	88,392	1,411,938
UOL Group, Ltd.	33,000	153,741
Wilmar International, Ltd. (a)	130,000	342,935
Yangzijiang Shipbuilding Holdings, Ltd. (a)	105,000	83,402

		13,604,298

Spain—2.8%
Abertis Infraestructuras S.A.	27,266	402,805
ACS Actividades de Construccion y Servicios S.A. (a)	9,579	198,368
Amadeus IT Holding S.A. (c)	21,923	512,417
Banco de Sabadell S.A.	201,617	544,007
Banco Popular Espanol S.A. (a)	97,435	213,921
Banco Santander S.A.	699,264	5,244,545
Bankia S.A. (a) (c)	74,737	124,951
BBVA S.A. (a)	382,607	3,028,525
Cintra Concesiones de Infraestructuras de Transporte S.A. (a)	31,917	416,777
Criteria CaixaCorp. S.A. (c)	56,169	211,369
Distribuidora Internacional de Alimentacion S.A. (c)	40,028	221,581
Enagas S.A.	15,504	306,922
Gas Natural SDG S.A.	24,586	349,343
Grifols S.A.	9,470	313,459
Iberdrola S.A.	269,227	1,226,209
Inditex S.A.	15,855	1,970,552
International Consolidated Airlines Group S.A. (c)	77,576	187,191
Mapfre S.A.	51,069	140,007
Red Electrica Corporacion S.A.	8,934	424,798
Repsol YPF S.A.	59,566	1,160,681
Telefonica S.A.	286,191	3,820,523
Zardoya Otis S.A. (a)	8,808	103,824

		21,122,775

Sweden—3.1%
Alfa Laval AB	25,994	473,640
Assa Abloy AB (Series B)	24,301	790,192
Atlas Copco AB (Series A)	47,637	1,118,107
Atlas Copco AB (Series B)	26,827	564,258
Boliden AB	18,744	314,360
Electrolux AB (a)	17,118	424,615
Elekta AB (a)	26,324	348,729
Getinge AB (Class B)	13,484	408,113
Hennes & Mauritz AB (Series B)	67,700	2,362,025
Hexagon AB (Series B)	17,090	368,470
Husqvarna AB (Series B)	25,677	131,579
Industrivarden AB	8,655	124,353
Investor AB	33,352	737,337
Kinnevik Investment AB	14,418	300,425

Sweden—(Continued)
LM Ericsson Telephone Co. (Class B)	214,887	$1,963,614
Lundin Petroleum AB (c)	16,017	392,250
Millicom International Cellular S.A. (c)	5,199	483,619
Modern Times Group AB	3,471	153,965
Nordea Bank AB	183,884	1,828,941
Ratos AB (a)	13,548	120,014
Sandvik AB	74,433	1,016,077
Scania AB	21,772	401,569
Securitas AB	21,462	161,828
Skandinaviska Enskilda Banken AB (Series A)	98,379	827,935
Skanska AB (a)	30,532	496,146
SKF AB	26,654	577,991
Svenska Cellulosa AB	45,788	853,777
Svenska Handelsbanken AB	34,300	1,290,892
Swedbank AB	58,588	1,104,121
Swedish Match AB	14,499	588,106
Tele2 AB	21,032	383,065
TeliaSonera AB	149,892	1,082,533
Volvo AB (Series B)	99,557	1,404,400

		23,597,046

Switzerland—8.2%
ABB, Ltd.	156,873	2,951,321
Actelion, Ltd. (c)	7,563	379,693
Adecco S.A.	8,604	411,026
Aryzta AG	5,635	270,756
Baloise Holdings AG	3,194	251,725
Banque Cantonale Vaudoise	215	111,565
Barry Callebaut AG	132	122,645
Cie Financiere Richemont S.A.	37,370	2,242,291
Credit Suisse Group AG	84,951	1,808,034
GAM Holding, Ltd.	13,088	170,961
Geberit AG	2,812	613,106
Givaudan S.A.	558	530,628
Holcim, Ltd.	16,305	1,039,071
Julius Baer Group, Ltd.	15,630	545,448
Kuehne & Nagel International AG	4,135	468,238
Lindt & Spruengli AG	7	253,129
Lindt & Spruengli AG (Participation Certificate)	55	174,241
Lonza Group AG	4,506	236,273
Nestle S.A.	234,047	14,774,948
Novartis AG	163,809	10,033,627
Pargesa Holding S.A.	1,694	112,401
Partners Group Holding AG	967	201,435
Roche Holding AG	50,250	9,393,965
Schindler Holding AG	1,428	176,607
SGS S.A.	415	853,068
Sika AG	137	279,961
Sonova Holding AG	3,960	400,986
Sulzer AG	1,649	240,384
Swatch Group AG (Class A)	3,213	224,115
Swatch Group AG (Class B)	2,110	842,255
Swiss Life Holding AG (c)	2,159	257,946
Swiss Prime Site AG (c)	3,485	288,130
Swisscom AG	1,743	701,761
SwissRe, Ltd. (c)	24,745	1,593,472
Syngenta AG	6,649	2,486,587
Transocean, Ltd. (c)	24,746	1,110,530
UBS AG	260,428	3,180,772

MSF-162

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Zurich Financial Services AG	10,424	$2,597,421

		62,330,522

United Kingdom—22.2%
3i Group plc (c)	63,549	229,218
Aberdeen Asset Management plc (a)	61,345	308,936
Admiral Group plc	16,009	272,932
Aggreko plc (a)	18,556	694,899
AMEC plc	25,910	480,977
Anglo American plc (c)	98,636	2,903,573
Antofagasta plc	26,957	551,872
ARM Holdings plc	93,845	875,093
Associated British Foods plc	24,859	518,049
AstraZeneca plc	90,819	4,338,697
Aviva plc	205,068	1,059,655
Babcock International Group plc	24,050	360,611
BAE Systems plc	232,106	1,221,893
Balfour Beatty plc	43,332	213,103
Barclays plc	828,767	2,884,870
BG Group plc	242,462	4,909,637
BHP Billiton plc	151,074	4,717,880
BP plc	1,354,697	9,561,721
British American Tobacco plc	138,726	7,133,101
British Land Co. plc (REIT)	62,096	524,535
British Sky Broadcasting plc	82,126	986,638
BT Group plc	549,280	2,048,783
Bunzl plc	22,401	401,880
Burberry Group plc	32,742	531,645
Capita Group plc	48,717	610,390
Capital Shopping Centres Group plc (REIT) (a)	48,962	259,382
Carnival plc (c)	14,668	541,958
Centrica plc	370,138	1,961,864
Cobham plc	73,272	262,911
Compass Group plc	135,838	1,502,359
Croda International plc	9,658	378,799
Diageo plc	179,121	5,043,417
Experian plc	72,050	1,198,955
Fresnillo plc	11,783	354,136
G4S plc	106,542	457,927
GKN plc	107,131	372,419
GlaxoSmithKline plc	354,407	8,175,385
Glencore International plc (a) (c)	270,296	1,502,681
Hammerson plc (REIT) (c)	56,484	412,192
HSBC Holdings plc	1,288,114	11,952,566
ICAP plc (a)	36,213	188,364
IMI plc	22,920	334,125
Imperial Tobacco Group plc	69,936	2,592,316
Inmarsat plc	28,473	271,964
Intercontinental Hotels Group plc (a)	21,614	566,973
Intertek Group plc	10,631	471,268
Invensys plc	47,928	181,627
Investec plc (a)	41,855	259,148
J. Sainsbury plc	96,306	541,243
Johnson Matthey plc	13,894	542,707
Kazakhmys plc	13,920	156,537
Kingfisher plc	164,859	704,455
Land Securities Group plc (REIT)	52,350	644,500
Legal & General Group plc	429,168	917,068
Lloyds Banking Group plc	2,908,873	1,832,804

United Kingdom—(Continued)
London Stock Exchange Group plc	9,645	$147,103
Lonmin plc (a)	11,828	106,975
Man Group plc	133,525	178,296
Marks & Spencer Group plc	118,772	685,272
Meggitt plc	55,862	357,212
Melrose plc (c)	85,700	335,634
National Grid plc	254,654	2,811,141
Next plc	11,690	652,750
Old Mutual plc	337,381	928,764
Pearson plc	56,693	1,109,385
Petrofac, Ltd.	17,337	447,877
Prudential plc	179,978	2,335,366
Randgold Resources, Ltd.	6,351	782,122
Reckitt Benckiser Group plc	46,981	2,706,858
Reed Elsevier plc (a)	91,180	872,955
Resolution, Ltd.	99,349	348,872
Rexam plc	57,692	406,212
Rio Tinto plc	95,904	4,483,160
Rolls-Royce Holdings plc	133,971	1,828,351
Royal Bank of Scotland Group plc (c)	147,994	614,677
Royal Dutch Shell plc (Class A)	261,274	9,048,738
Royal Dutch Shell plc (Class B)	189,152	6,727,812
RSA Insurance Group plc (a)	285,556	510,428
SABMiller plc	67,778	2,981,754
Schroders plc	6,754	166,170
Scottish & Southern Energy plc	67,077	1,508,870
Segro plc (REIT)	61,844	226,859
Serco Group plc (a)	34,317	322,104
Severn Trent plc	16,575	449,549
Shire plc	39,190	1,160,000
Smith & Nephew plc	66,221	731,407
Smiths Group plc	25,680	430,676
Standard Chartered plc (a) (c)	170,192	3,855,139
Standard Life plc	171,497	757,708
Tate & Lyle plc	33,576	361,173
Tesco plc	573,416	3,076,739
The Sage Group plc	83,583	423,901
The Weir Group plc (a)	13,923	398,747
TUI Travel plc	32,223	122,080
Tullow Oil plc	67,146	1,489,388
Unilever plc	90,999	3,314,370
United Utilities Group plc	48,207	558,219
Vendeta Resources plc (a)	9,571	160,030
Vodafone Group plc	3,500,113	9,961,536
Whitbread plc	12,742	467,908
WM Morrison Supermarkets plc	168,319	776,230
Wolseley plc (c)	20,431	874,226
Xstrata plc	148,498	2,304,468

		168,227,849

Total Common Stock (Identified Cost $743,967,424)		723,368,521

Exchange Traded Funds—3.1%

United States—3.1%
iShares MSCI EAFE Index Fund (d)	443,500	23,505,500

Total Exchange Traded Funds (Identified Cost $21,959,047)		23,505,500

MSF-163

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Preferred Stock—0.6%

Security Description	Shares/Par Amount	Value

Germany—0.5%
Bayerische Motoren Werke AG	3,505	$180,383
Henkel AG & Co. KGaA	12,771	1,017,492
Porsche Automobil Holding SE	11,570	694,330
ProSiebenSat.1 Media AG	5,172	130,685
RWE AG (a)	2,797	111,758
Volkswagen AG	10,352	1,893,041

		4,027,689

Switzerland—0.1%
Schindler Holding AG	3,222	396,926

Total Preferred Stock (Identified Cost $2,942,360)		4,424,615

Rights—0.0%

France—0.0%
CIE Generale De Geophysique, expires 10/12/12	8,260	13,347

Total Rights (Identified Cost $0)		13,347

Units—0.0%

Singapore—0.0%
Hutchison Port Holdings Trust (c)	350,000	253,821

Total Units (Identified Cost $346,803)		253,821

Short Term Investments—17.3%

United States—17.3%
State Street Navigator Securities Lending Prime Portfolio (e)	127,563,773	127,563,773
U.S. Treasury Bills
0.078%, 12/20/12	$1,575,000	1,574,663
0.078%, 12/13/12	1,200,000	1,199,769

United States—(Continued)
U.S. Treasury Bills 0.055%, 10/18/12	$800,000	$799,968

Total Short Term Investments (Identified Cost $131,138,173)		131,138,173

Total Investments—116.4% (Identified Cost $900,353,807) (f)		882,703,977
Liabilities in excess of other assets		(124,114,133)

Net Assets—100.0%		$758,589,844

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $120,273,990 and the collateral received consisted of cash in the amount of $127,563,773. The cash collateral is invested in a money market fund managed by an affiliate of the custodian
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Non-Income Producing.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2012, the market value of securities pledged was $1,060,000.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2012, the aggregate cost of investments was $900,353,807. The aggregate unrealized appreciation and depreciation of investments was $136,769,949 and $(154,419,779), respectively, resulting in net unrealized depreciation of $(17,649,830).
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.

Ten Largest Industries as of September 30, 2012	% of Net Assets
Commercial Banks	11.7
Pharmaceuticals	7.3
Oil, Gas & Consumable Fuels	7.0
Metals & Mining	4.7
Insurance	4.5
Food Products	4.0
Chemicals	3.6
Automobiles	3.2
Diversified Telecommunication Services	2.9
Beverages	2.6

Futures Contracts

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Depreciation
MSCI EAFE eMini Index Futures	NYSE Liffe	12/21/12	50	$3,788,145	$3,745,500	($42,645)

MSF-164

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$64,622,669	$—	$64,622,669
Austria	—	1,917,847	—	1,917,847
Belgium	—	8,403,572	—	8,403,572
Denmark	—	8,717,959	—	8,717,959
Finland	—	5,483,699	—	5,483,699
France	—	64,287,055	—	64,287,055
Germany	—	58,175,973	—	58,175,973
Greece	—	339,479	—	339,479
Hong Kong	—	22,763,687	—	22,763,687
Ireland	—	3,259,521	—	3,259,521
Israel	—	4,415,430	—	4,415,430
Italy	—	15,417,257	—	15,417,257
Japan	361,265	145,474,279	—	145,835,544
Luxembourg	—	1,631,834	—	1,631,834
Netherlands	—	19,968,638	—	19,968,638
New Zealand	—	905,191	—	905,191
Norway	—	7,122,065	—	7,122,065
Portugal	—	1,218,611	—	1,218,611
Singapore	—	13,604,298	—	13,604,298
Spain	—	21,122,775	—	21,122,775
Sweden	—	23,597,046	—	23,597,046
Switzerland	528,514	61,802,008	—	62,330,522
United Kingdom	—	168,227,849	—	168,227,849
Total Common Stock	889,779	722,478,742	—	723,368,521
Total Exchange Traded Funds*	23,505,500	—	—	23,505,500
Total Preferred Stock*	—	4,424,615	—	4,424,615
Total Units*	—	253,821	—	253,821
Total Rights*	—	13,347	—	13,347
Short Term Investments
United States	127,563,773	3,574,400	—	131,138,173
Total Investments	$151,959,052	$730,744,925	$—	$882,703,977

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(42,645)	$—	$—	$(42,645)

*	See Schedule of Investments for additional detailed categorizations.

MSF-165

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—96.7% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.5%
Forward Air Corp.	174,453	$5,305,116

Auto Components—0.5%
Gentex Corp.	309,600	5,266,296

Beverages—0.9%
Boston Beer Co., Inc. (a)	88,772	9,939,801

Building Products—0.2%
AAON, Inc.	110,500	2,175,745

Capital Markets—0.3%
Eaton Vance Corp.	115,700	3,350,672

Chemicals—6.3%
Balchem Corp.	215,250	7,906,133
Hawkins, Inc.	87,000	3,614,850
Innophos Holdings, Inc.	178,113	8,636,699
Intrepid Potash, Inc. (a)	479,500	10,299,660
LSB Industries, Inc. (a)	241,452	10,592,499
NewMarket Corp.	36,817	9,074,654
RPM International, Inc.	145,000	4,138,300
Sensient Technologies Corp.	374,935	13,782,611
Stepan Co.	28,069	2,697,992

		70,743,398

Commercial Banks—3.5%
Bank of Hawaii Corp.	192,700	8,790,974
BOK Financial Corp.	103,600	6,122,760
Cullen/Frost Bankers, Inc.	177,200	10,176,596
First Financial Bankshares, Inc.	138,541	4,991,632
Westamerica Bancorp	192,500	9,057,125

		39,139,087

Commercial Services & Supplies—5.1%
Copart, Inc. (a)	431,700	11,971,041
Healthcare Services Group, Inc.	525,434	12,016,676
Ritchie Bros. Auctioneers, Inc.	378,913	7,286,497
Rollins, Inc.	682,113	15,954,623
United Stationers, Inc.	412,708	10,738,662

		57,967,499

Communications Equipment—0.7%
NETGEAR, Inc. (a)	203,300	7,753,862

Containers & Packaging—3.1%
Aptargroup, Inc.	517,154	26,742,033
Silgan Holdings, Inc.	185,600	8,075,456

		34,817,489

Distributors—1.0%
Pool Corp.	271,460	11,287,307

Diversified Consumer Services—0.2%
Strayer Education, Inc.	39,500	2,541,825

Electrical Equipment—0.3%
Thermon Group Holdings, Inc. (a)	143,900	3,596,061

Electronic Equipment, Instruments & Components—1.4%
FEI Co.	107,054	$5,727,389
Littelfuse, Inc.	10,300	582,362
Trimble Navigation, Ltd. (a)	192,430	9,171,214

		15,480,965

Energy Equipment & Services—4.3%
CARBO Ceramics, Inc.	156,800	9,865,856
Lufkin Industries, Inc.	122,700	6,603,714
Natural Gas Services Group, Inc. (a)	218,688	3,269,386
Oceaneering International, Inc.	412,300	22,779,575
Pason Systems, Inc.	396,600	6,577,611

		49,096,142

Food & Staples Retailing—1.7%
Harris Teeter Supermarkets, Inc.	447,400	17,377,016
The North West Co., Inc.	67,100	1,519,322

		18,896,338

Food Products—2.4%
Darling International, Inc. (a)	426,700	7,804,343
Flowers Foods, Inc.	292,300	5,898,614
J&J Snack Foods Corp.	86,053	4,933,418
Lancaster Colony Corp.	116,000	8,497,000

		27,133,375

Gas Utilities—2.5%
New Jersey Resources Corp.	192,100	8,782,812
Northwest Natural Gas Co.	82,300	4,052,452
Piedmont Natural Gas Co., Inc.	73,800	2,397,024
South Jersey Industries, Inc.	152,400	8,066,532
WGL Holdings, Inc.	136,000	5,474,000

		28,772,820

Health Care Equipment & Supplies—7.0%
Abaxis, Inc. (a)	173,000	6,214,160
DENTSPLY International, Inc.	180,600	6,888,084
Haemonetics Corp. (a)	245,654	19,701,451
IDEXX Laboratories, Inc. (a)	201,700	20,038,895
Meridian Bioscience, Inc.	322,300	6,181,714
Sirona Dental Systems, Inc. (a)	203,500	11,591,360
West Pharmaceutical Services, Inc.	167,300	8,878,611

		79,494,275

Health Care Providers & Services—5.1%
AmSurg Corp. (a)	185,442	5,262,844
Henry Schein, Inc. (a)	226,500	17,954,655
Landauer, Inc.	68,572	4,095,120
MWI Veterinary Supply, Inc. (a)	108,269	11,550,137
Owens & Minor, Inc.	153,700	4,592,556
Patterson Cos., Inc.	217,800	7,457,472
PSS World Medical, Inc. (a)	304,563	6,937,945

		57,850,729

Health Care Technology—0.3%
Quality Systems, Inc.	182,494	3,385,264

MSF-166

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—1.7%
Bally Technologies, Inc. (a)	158,054	$7,806,287
Brinker International, Inc.	257,700	9,096,810
The Cheesecake Factory, Inc.	52,200	1,866,150

		18,769,247

Household Durables—0.3%
Leggett & Platt, Inc.	116,000	2,905,800

Household Products—2.7%
Church & Dwight Co., Inc.	574,800	31,033,452

Industrial Conglomerates—0.7%
Raven Industries, Inc.	287,074	8,448,588

Insurance—2.9%
HCC Insurance Holdings, Inc.	141,900	4,808,991
Mercury General Corp.	29,000	1,120,850
RenaissanceRe Holdings, Ltd.	80,300	6,186,312
RLI Corp.	149,470	9,963,670
Safety Insurance Group, Inc.	113,800	5,221,144
Validus Holdings, Ltd.	156,700	5,313,697

		32,614,664

IT Services—0.9%
Forrester Research, Inc. (a)	111,457	3,206,618
Sapient Corp. (a)	212,900	2,269,514
Syntel, Inc.	83,600	5,217,476

		10,693,608

Leisure Equipment & Products—1.5%
Polaris Industries, Inc.	205,898	16,650,971

Life Sciences Tools & Services—1.5%
ICON plc (ADR) (a)	402,100	9,799,177
PAREXEL International Corp. (a)	75,500	2,322,380
Techne Corp.	66,000	4,748,040

		16,869,597

Machinery—12.0%
AG Growth International, Inc.	68,700	2,252,963
Badger Meter, Inc.	160,768	5,850,348
Chart Industries, Inc. (a)	78,000	5,760,300
CLARCOR, Inc.	464,570	20,733,759
Donaldson Co., Inc.	503,000	17,459,130
Douglas Dynamics, Inc.	193,600	2,863,344
Graco, Inc.	126,800	6,375,504
Lincoln Electric Holdings, Inc.	151,178	5,903,501
Middleby Corp. (a)	20,000	2,312,800
Nordson Corp.	264,862	15,526,210
Tennant Co.	70,778	3,030,714
Toro Co.	219,000	8,711,820
Valmont Industries, Inc.	124,000	16,306,000
Wabtec Corp.	280,200	22,497,258

		135,583,651

Metals & Mining—2.2%
Alamos Gold, Inc.	555,500	10,760,035

Metals & Mining—(Continued)
Compass Minerals International, Inc.	155,500	$11,598,745
Major Drilling Group International, Inc.	228,700	2,322,448

		24,681,228

Office Electronics—0.9%
Zebra Technologies Corp. (Class A) (a)	264,642	9,934,661

Oil, Gas & Consumable Fuels—4.6%
Cabot Oil & Gas Corp.	328,500	14,749,650
Concho Resources, Inc. (a)	143,000	13,549,250
Gulfport Energy Corp. (a)	256,700	8,024,442
Kodiak Oil & Gas Corp. (a)	459,100	4,297,176
Oasis Petroleum, Inc. (a)	211,300	6,227,011
SM Energy Co.	95,700	5,178,327

		52,025,856

Professional Services—0.7%
Exponent, Inc. (a)	143,807	8,209,942

Real Estate Management & Development—0.8%
Altisource Portfolio Solutions S.A. (a)	101,267	8,734,279

Road & Rail—0.3%
Genesee & Wyoming, Inc. (a)	53,500	3,577,010

Semiconductors & Semiconductor Equipment—1.4%
Hittite Microwave Corp. (a)	196,824	10,917,827
Power Integrations, Inc.	133,430	4,060,275
Volterra Semiconductor Corp. (a)	46,900	1,025,703

		16,003,805

Software—6.2%
Blackbaud, Inc.	140,094	3,351,048
Constellation Software, Inc.	26,250	2,750,212
Constellation Software, Inc. (Private Placement) (CAD) (a)	50,000	5,190,056
FactSet Research Systems, Inc.	115,900	11,175,078
Jack Henry & Associates, Inc.	157,000	5,950,300
Manhattan Associates, Inc. (a)	43,100	2,468,337
MICROS Systems, Inc. (a)	404,432	19,865,700
Solera Holdings, Inc.	423,500	18,578,945
Tyler Technologies, Inc. (a)	15,200	669,104

		69,998,780

Specialty Retail—3.8%
Hibbett Sports, Inc. (a)	212,400	12,627,180
Sally Beauty Holdings, Inc. (a)	424,900	10,660,741
Tractor Supply Co.	203,800	20,153,782

		43,441,703

Textiles, Apparel & Luxury Goods—0.5%
Wolverine World Wide, Inc.	134,100	5,950,017

Thrifts & Mortgage Finance—1.5%
BankUnited, Inc.	71,100	1,749,771
Brookline Bancorp, Inc.	372,800	3,288,096
Nationstar Mortgage Holdings, Inc. (a)	64,800	2,150,064

MSF-167

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Ocwen Financial Corp. (a)	356,900	$9,782,629

		16,970,560

Trading Companies & Distributors—1.7%
Applied Industrial Technologies, Inc.	232,910	9,649,461
MSC Industrial Direct Co.	98,100	6,617,826
Watsco, Inc.	46,900	3,554,551

		19,821,838

Water Utilities—0.6%
American States Water Co.	63,000	2,799,090
Aqua America, Inc.	182,200	4,511,272

		7,310,362

Total Common Stock (Identified Cost $858,532,686)		1,094,223,685

Short Term Investments—3.5%
Security Description	Par Amount	Value

Repurchase Agreement—3.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $38,958,032 on 10/01/12, collateralized by $39,640,000 Federal National Mortgage Association at 0.770% due 06/12/15 with a value of $39,739,100.	$38,958,000	$38,958,000

Total Short Term Investments (Identified Cost $38,958,000)		38,958,000

Total Investments—100.2% (Identified Cost $897,490,686) (b)		1,133,181,685
Liabilities in excess of other assets		(1,857,511)

Net Assets 100.0%		$1,131,324,174

(a)	Non-Income Producing.
(b)	As of September 30, 2012, the aggregate cost of investments was $897,490,686. The aggregate unrealized appreciation and depreciation of investments was $259,885,479 and $(24,194,480), respectively, resulting in net unrealized appreciation of $235,690,999.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,094,223,685	$—	$—	$1,094,223,685
Total Short Term Investments*	—	38,958,000	—	38,958,000
Total Investments	$1,094,223,685	$38,958,000	$—	$1,133,181,685

*	See Schedule of Investments for additional detailed categorizations.

MSF-168

Metropolitan Series Fund

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—97.3% of Net Assets

Security Description	Shares	Value

Australia—0.6%
Iluka Resources, Ltd. (a)	356,900	$3,603,656

Belgium—0.3%
ThromboGenics NV (b)	44,979	1,803,742

Brazil—4.0%
All America Latina Logistica S.A.	196,000	810,201
BM&FBovespa S.A.	1,080,600	6,529,708
Companhia de Bebidas das Americas (ADR)	159,850	6,117,460
Embraer S.A. (ADR)	223,810	5,957,822
Itau Unibanco Holding S.A. (ADR)	426,130	6,511,266

		25,926,457

Denmark—1.4%
Carlsberg A/S (Class B)	52,602	4,664,274
FLSmidth & Co. A/S (a)	73,530	4,220,793

		8,885,067

Finland—0.5%
Fortum Oyj	190,408	3,511,122

France—6.0%
LVMH Moet Hennessy Louis Vuitton S.A.	73,671	11,109,813
PPR S.A.	63,680	9,800,977
Société Générale S.A.	88,704	2,530,051
Technip S.A.	109,210	12,185,601
Total S.A. (a)	63,528	3,159,812

		38,786,254

Germany—8.9%
Allianz SE	83,694	9,965,531
Bayer AG	117,236	10,087,212
Linde AG	37,241	6,420,638
SAP AG	212,205	15,047,747
Siemens AG	162,986	16,276,085

		57,797,213

India—3.8%
DLF, Ltd.	810,461	3,574,880
ICICI Bank, Ltd. (ADR)	249,730	10,024,162
Infosys Technologies, Ltd.	147,428	7,056,777
Wire & Wireless India, Ltd. (b)	570,457	245,348
Zee Entertainment Enterprises, Ltd.	1,037,836	3,836,318
Zee Learn, Ltd. (b)	129,073	66,032

		24,803,517

Italy—2.1%
Brunello Cucinelli S.p.A.	37,450	647,013
Lottomatica S.p.A.	145,986	3,216,360
Prysmian S.p.A.	179,870	3,220,024
Tod’s S.p.A. (a)	61,682	6,683,718

		13,767,115

Japan—8.1%
Fanuc, Ltd.	30,500	4,912,225
Hoya Corp.	181,200	3,979,813
KDDI Corp. (a)	122,800	9,514,718

Japan—(Continued)
Keyence Corp.	27,900	$7,127,406
Kyocera Corp. (a)	43,900	3,799,762
Murata Manufacturing Co., Ltd. (a)	140,700	7,484,817
Nidec Corp. (a)	55,500	4,057,980
Sumitomo Mitsui Financial Group, Inc. (a)	172,700	5,372,502
The Dai-ichi Life Insurance Co., Ltd. (a)	5,630	6,384,378

		52,633,601

Mexico—2.8%
Fomento Economico Mexicano S.A.B. de C.V.	1,268,394	11,680,055
Grupo Televisa S.A.B. (ADR)	275,720	6,482,177

		18,162,232

Netherlands—1.6%
EADS NV (a)	337,427	10,727,301

South Korea—0.5%
E-Mart Co., Ltd. (b)	16,003	3,490,513

Spain—4.0%
BBVA S.A. (a)	951,263	7,521,234
Inditex S.A.	112,723	13,994,086
Repsol YPF S.A.	244,601	4,760,834

		26,276,154

Sweden—5.0%
Assa Abloy AB (Series B) (a)	395,315	12,830,526
LM Ericsson Telephone Co. (Class B) (a)	2,131,451	19,440,794

		32,271,320

Switzerland—3.7%
Nestle S.A.	116,859	7,371,599
Roche Holding AG	19,350	3,614,685
UBS AG	1,051,098	12,828,171

		23,814,455

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,242,498	6,833,186

United Kingdom—3.8%
Kingfisher plc	510,667	2,182,120
Prudential plc	690,802	8,963,736
Standard Chartered plc (b)	72,950	1,652,442
Unilever plc	335,531	12,220,725

		25,019,023

United States—39.2%
3M Co.	103,700	9,583,954
Abercrombie & Fitch Co. (Class A) (a)	90,850	3,081,632
Adobe Systems, Inc. (b)	261,660	8,493,484
Aetna, Inc.	220,310	8,724,276
Allergan, Inc.	24,310	2,226,310
Altera Corp. (a)	362,010	12,302,910
Amgen, Inc.	93,450	7,879,704
Carnival Corp. (a)	282,290	10,286,648
Colgate-Palmolive Co.	124,420	13,340,312
eBay, Inc. (b)	430,100	20,821,141

MSF-169

Metropolitan Series Fund

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United States—(Continued)
Emerson Electric Co.	117,490	$5,671,242
Facebook, Inc. (a) (b)	213,720	4,627,038
Fidelity National Financial, Inc.	178,710	3,822,607
Fusion-io, Inc. (a) (b)	109,580	3,316,987
Gilead Sciences, Inc. (b)	77,400	5,133,942
Google, Inc. (Class A) (b)	18,920	14,275,140
Intuit, Inc. (a)	197,530	11,630,566
Juniper Networks, Inc. (a) (b)	370,080	6,332,069
Maxim Integrated Products, Inc.	380,770	10,136,097
McDonald’s Corp.	134,400	12,331,200
Microsoft Corp.	341,120	10,158,554
The Goldman Sachs Group, Inc. (a)	43,600	4,956,448
The McGraw-Hill Cos., Inc.	167,580	9,148,192
The Walt Disney Co.	252,560	13,203,837
Theravance, Inc. (a) (b)	151,730	3,931,324
Tiffany & Co.	164,890	10,203,393
Transocean, Ltd.	131,678	5,911,025
United Parcel Service, Inc. (Class B)	57,770	4,134,599
WellPoint, Inc.	184,120	10,680,801
Zimmer Holdings, Inc. (a)	136,790	9,249,740

		255,595,172

Total Common Stock (Identified Cost $534,831,431)		633,707,100

Preferred Stock—1.6%

Germany—1.6%
Bayerische Motoren Werke AG	204,336	10,504,218

Total Preferred Stock (Identified Cost $7,755,878)		10,504,218

Short Term Investments—14.5%
Security Description	Shares/Par Amount	Value

United States—14.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $5,410,005 on 10/01/12, collateralized by $3,905,000 U.S. Treasury Bond at 5.250% due 02/15/29 with a value of $5,523,240.	$5,410,000	$5,410,000
State Street Navigator Securities Lending Prime Portfolio (c)	88,921,728	88,921,728

Total Short Term Investments (Identified Cost $94,331,728)		94,331,728

Total Investments—113.4% (Identified Cost $636,919,037) (d)		738,543,046
Liabilities in excess of other assets		(87,142,794)

Net Assets—100.0%		$651,400,252

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $84,754,932 and the collateral received consisted of cash in the amount of $88,921,728. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $636,919,037. The aggregate unrealized appreciation and depreciation of investments was $142,014,105 and $(40,390,096), respectively, resulting in net unrealized appreciation of $101,624,009.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2012	% of Net Assets
Software	6.9%
Internet Software & Services	6.0%
Semiconductors & Semiconductor Equipment	5.6%
Commercial Banks	5.2%
Media	5.1%
Specialty Retail	4.5%
Insurance	4.5%
Industrial Conglomerates	4.0%
Hotels, Restaurants & Leisure	4.0%
Communications Equipment	4.0%

MSF-170

Metropolitan Series Fund

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$3,603,656	$—	$3,603,656
Belgium	—	1,803,742	—	1,803,742
Brazil	25,926,457	—	—	25,926,457
Denmark	—	8,885,067	—	8,885,067
Finland	—	3,511,122	—	3,511,122
France	—	38,786,254	—	38,786,254
Germany	—	57,797,213	—	57,797,213
India	10,024,162	14,779,355	—	24,803,517
Italy	—	13,767,115	—	13,767,115
Japan	—	52,633,601	—	52,633,601
Mexico	18,162,232	—	—	18,162,232
Netherlands	—	10,727,301	—	10,727,301
South Korea	—	3,490,513	—	3,490,513
Spain	—	26,276,154	—	26,276,154
Sweden	—	32,271,320	—	32,271,320
Switzerland	—	23,814,455	—	23,814,455
Taiwan	—	6,833,186	—	6,833,186
United Kingdom	—	25,019,023	—	25,019,023
United States	255,595,172	—	—	255,595,172
Total Common Stock	309,708,023	323,999,077	—	633,707,100
Preferred Stock
Germany	—	10,504,218	—	10,504,218
Short Term Investments
United States	88,921,728	5,410,000	—	94,331,728
Total Investments	$398,629,751	$339,913,295	$—	$738,543,046

MSF-171

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—96.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
AAR Corp.	20,590	$338,088
AeroVironment, Inc. (a)	8,967	210,455
American Science & Engineering, Inc. (b)	4,769	312,894
Astronics Corp. (a)	5,318	163,794
Ceradyne, Inc. (a)	13,664	333,812
Cubic Corp.	8,470	424,008
Curtiss-Wright Corp.	24,567	803,341
DigitalGlobe, Inc. (a)	18,262	372,362
Esterline Technologies Corp. (a)	15,964	896,219
GenCorp, Inc. (a) (b)	29,383	278,845
GeoEye, Inc. (a)	8,236	217,677
HEICO Corp. (Class B) (b)	27,175	1,051,401
Hexcel Corp. (a)	51,904	1,246,734
Kratos Defense & Security Solutions, Inc. (a) (b)	16,795	98,083
LMI Aerospace, Inc. (a)	5,223	106,758
Moog, Inc. (a)	23,663	896,118
Orbital Sciences Corp. (a)	29,768	433,422
Taser International, Inc. (a) (b)	30,079	181,376
Teledyne Technologies, Inc. (a)	19,150	1,213,919
The KEYW Holding Corp. (a)	10,462	130,775

		9,710,081

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a)	29,240	128,656
Atlas Air Worldwide Holdings, Inc. (a)	13,822	713,630
Forward Air Corp.	15,560	473,180
HUB Group, Inc. (a)	19,221	570,479
Pacer International, Inc. (a) (b)	21,625	86,067
Park-Ohio Holdings Corp. (a)	4,748	102,889
XPO Logistics, Inc. (a) (b)	9,537	116,733

		2,191,634

Airlines—0.6%
Alaska Air Group, Inc. (a)	35,965	1,260,933
Allegiant Travel Co. (a) (b)	7,740	490,406
Hawaiian Holdings, Inc. (a) (b)	26,730	149,421
JetBlue Airways Corp. (a) (b)	119,009	570,053
Republic Airways Holdings, Inc. (a) (b)	25,789	119,403
Skywest, Inc. (b)	29,720	307,008
Spirit Airlines, Inc. (a)	22,113	377,690
US Airways Group, Inc. (a) (b)	85,764	897,091

		4,172,005

Auto Components—0.8%
American Axle & Manufacturing Holdings, Inc. (a)	34,595	389,886
Cooper Tire & Rubber Co.	32,939	631,770
Dana Holding Corp. (a)	76,356	939,179
Dorman Products, Inc. (a) (b)	12,774	402,509
Drew Industries, Inc. (a)	10,366	313,157
Exide Technologies (a)	40,883	126,737
Federal-Mogul Corp. (a)	10,576	96,770
Fuel Systems Solutions, Inc. (a) (b)	8,320	143,021
Gentherm, Inc. (a)	16,060	199,786
Modine Manufacturing Co. (a)	24,735	182,544
Spartan Motors, Inc.	19,530	97,650
Standard Motor Products, Inc.	9,638	177,532
Stoneridge, Inc. (a)	13,705	68,114
Superior Industries International, Inc. (b)	12,615	215,590

Auto Components—(Continued)
Tenneco, Inc. (a)	31,602	$884,856

		4,869,101

Automobiles—0.0%
Winnebago Industries, Inc. (a) (b)	16,165	204,164

Beverages—0.2%
Boston Beer Co., Inc. (a) (b)	3,800	425,486
Central European Distribution Corp. (a)	37,681	107,391
Coca-Cola Bottling Co. Consolidated	2,376	161,806
Heckmann Corp. (a) (b)	83,048	348,801
National Beverage Corp. (b)	7,440	112,790

		1,156,274

Biotechnology—3.9%
Achillion Pharmaceuticals, Inc. (a)	31,699	329,987
Acorda Therapeutics, Inc. (a)	20,455	523,853
Aegerion Pharmaceuticals, Inc. (a) (b)	11,897	176,314
Affymax, Inc. (a)	18,334	386,114
Alkermes plc (a)	64,920	1,347,090
Allos Therapeutics, Inc. (a)	48,535	0
Alnylam Pharmaceuticals, Inc. (a) (b)	24,421	458,871
AMAG Pharmaceuticals, Inc. (a)	11,699	207,540
Amicus Therapeutics, Inc. (a) (b)	17,393	90,444
Arena Pharmaceuticals, Inc. (a) (b)	114,562	953,156
Arqule, Inc. (a) (b)	34,077	174,133
Array Biopharma, Inc. (a)	48,411	283,688
Astex Pharmaceuticals (a)	52,716	161,838
AVEO Pharmaceuticals, Inc. (a) (b)	21,125	219,911
BioCryst Pharmaceuticals, Inc. (a)	27,968	118,584
Celldex Therapeutics, Inc. (a)	28,395	178,888
Cepheid, Inc. (a) (b)	34,332	1,184,797
Clovis Oncology, Inc. (a) (b)	7,994	163,477
Cubist Pharmaceuticals, Inc. (a) (b)	32,976	1,572,296
Curis, Inc. (a) (b)	44,220	183,071
Cytori Therapeutics, Inc. (a) (b)	31,861	140,507
Dendreon Corp. (a) (b)	82,091	396,500
Discovery Laboratories, Inc. (a) (b)	25,968	85,175
Dusa Pharmaceuticals, Inc. (a)	12,942	87,876
Dyax Corp. (a)	51,208	133,141
Dynavax Technologies Corp. (a)	93,835	446,655
Emergent Biosolutions, Inc. (a)	13,410	190,556
Enzon Pharmaceuticals, Inc. (a) (b)	19,420	135,163
Exact Sciences Corp. (a)	31,045	341,805
Exelixis, Inc. (a) (b)	98,275	473,685
Genomic Health, Inc. (a) (b)	8,810	305,619
Geron Corp. (a) (b)	65,936	112,091
Halozyme Therapeutics, Inc. (a)	47,510	359,176
Idenix Pharmaceuticals, Inc. (a)	48,904	223,491
Immunogen, Inc. (a) (b)	44,397	648,196
Immunomedics, Inc. (a) (b)	39,907	140,074
Infinity Pharmaceuticals, Inc. (a) (b)	11,551	272,026
InterMune, Inc. (a) (b)	35,087	314,730
Ironwood Pharmaceuticals, Inc. (a) (b)	40,102	512,504
Isis Pharmaceuticals, Inc. (a) (b)	53,285	749,720
Keryx Biopharmaceuticals, Inc. (a) (b)	41,752	117,741
Lexicon Pharmaceuticals, Inc. (a) (b)	108,597	251,945
Ligand Pharmaceuticals, Inc. (a) (b)	10,985	188,393

MSF-172

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
MannKind Corp. (a) (b)	56,972	$164,079
Merrimack Pharmaceuticals, Inc. (a)	8,832	82,844
Momenta Pharmaceuticals, Inc. (a) (b)	23,710	345,455
Neurocrine Biosciences, Inc. (a)	35,916	286,610
NewLink Genetics Corp. (a) (b)	7,185	116,613
Novavax, Inc. (a) (b)	31,633	68,327
NPS Pharmaceuticals, Inc. (a)	43,696	404,188
OncoGenex Pharmaceutical, Inc. (a)	8,617	122,103
Oncothyreon, Inc. (a) (b)	32,824	168,715
Opko Health, Inc. (a) (b)	59,324	247,974
Orexigen Therapeutics, Inc. (a)	33,657	192,181
Osiris Therapeutics, Inc. (a) (b)	9,335	103,152
PDL BioPharma, Inc. (b)	75,107	577,573
Pharmacyclics, Inc. (a) (b)	28,800	1,857,600
Raptor Pharmaceutical Corp. (a) (b)	26,716	148,541
Repligen Corp. (a)	18,018	107,387
Rigel Pharmaceuticals, Inc. (a)	41,415	424,504
Sangamo Biosciences, Inc. (a)	24,849	151,082
Sciclone Pharmaceuticals, Inc. (a) (b)	31,065	172,411
Seattle Genetics, Inc. (a) (b)	50,527	1,361,703
Spectrum Pharmaceuticals, Inc. (a) (b)	30,932	361,904
Sunesis Pharmaceuticals, Inc. (a)	15,577	88,010
Synageva BioPharma Corp. (a) (b)	5,354	286,064
Synergy Pharmaceuticals, Inc. (a)	25,719	122,937
Synta Pharmaceuticals Corp. (a) (b)	20,751	158,123
Targacept, Inc. (a)	15,956	78,025
Theravance, Inc. (a) (b)	32,331	837,696
Threshold Pharmaceuticals, Inc. (a) (b)	24,847	179,892
Trius Therapeutics, Inc. (a)	14,466	84,337
Vical, Inc. (a) (b)	40,691	175,785
XOMA Corp. (a) (b)	38,763	143,035
Ziopharm Oncology, Inc. (a) (b)	33,535	182,766

		25,142,437

Building Products—0.8%
A.O. Smith Corp.	20,593	1,184,921
AAON, Inc. (b)	10,242	201,665
Ameresco, Inc. (a) (b)	14,515	171,422
American Woodmark Corp. (a) (b)	5,650	112,831
Apogee Enterprises, Inc. (b)	13,569	266,224
Builders FirstSource, Inc. (a) (b)	25,665	133,201
Gibraltar Industries, Inc. (a)	14,856	190,454
Griffon Corp. (a)	24,495	252,299
Insteel Industries, Inc.	9,958	116,807
NCI Building Systems, Inc. (a)	10,596	106,278
Nortek, Inc. (a)	4,481	245,245
Quanex Building Products Corp. (b)	20,789	391,665
Simpson Manufacturing Co., Inc.	19,836	567,706
Trex Co., Inc. (a) (b)	6,792	231,743
Universal Forest Products, Inc.	10,498	436,087
USG Corp. (a) (b)	39,350	863,732

		5,472,280

Capital Markets—2.2%
Apollo Investment Corp.	103,885	817,575
Arlington Asset Investment Corp.	6,026	143,780
BGC Partners, Inc. (b)	53,053	259,960
BlackRock Kelso Capital Corp.	38,057	369,914

Capital Markets—(Continued)
Calamos Asset Management, Inc. (b)	11,175	$130,077
Capital Southwest Corp.	1,392	155,834
Cohen & Steers, Inc.	9,693	287,107
Cowen Group, Inc. (a)	41,897	113,122
Diamond Hill Investment Group, Inc. (a) (b)	1,546	118,547
Duff & Phelps Corp.	14,515	197,549
Epoch Holding Corp. (b)	7,781	179,741
Evercore Partners, Inc.	15,370	414,990
Fidus Investment Corp.	5,499	91,833
Fifth Street Finance Corp.	47,876	525,679
Financial Engines, Inc. (a) (b)	24,757	589,959
Firsthand Technology Value Fund, Inc. (a)	5,589	97,472
FXCM, Inc.	11,592	110,704
GAMCO Investors, Inc.	3,845	191,289
GFI Group, Inc. (b)	37,777	120,131
Gladstone Capital Corp. (b)	12,173	106,514
Gladstone Investment Corp.	14,338	112,123
Golub Capital BDC, Inc. (b)	8,056	128,090
Greenhill & Co., Inc. (b)	15,513	802,798
GSV Capital Corp. (a) (b)	10,974	94,706
Hercules Technology Growth Capital, Inc.	26,898	296,147
HFF, Inc. (a)	17,729	264,162
ICG Group, Inc. (a)	20,148	204,704
International FCStone, Inc. (a) (b)	7,668	146,152
Investment Technology Group, Inc. (a)	23,464	204,137
KBW, Inc. (a) (b)	19,039	313,572
KCAP Financial, Inc. (b)	12,596	116,639
Knight Capital Group, Inc. (a)	97,052	260,099
Ladenburg Thalmann Financial Services, Inc. (a) (b)	3,949	5,213
Main Street Capital Corp. (b)	14,955	441,322
Manning & Napier, Inc. (a) (b)	8,917	108,698
MCG Capital Corp. (a) (b)	42,140	194,265
Medallion Financial Corp. (b)	7,820	92,354
Medley Capital Corp.	12,683	178,450
MVC Capital, Inc.	13,488	172,646
New Mountain Finance Corp. (b)	7,167	106,215
NGP Capital Resources Co.	12,117	90,393
Oppenheimer Holdings, Inc.	5,749	91,697
PennantPark Investment Corp. (b)	29,280	310,661
Piper Jaffray Cos. (a) (b)	8,439	214,773
Prospect Capital Corp.	78,445	903,686
Safeguard Scientifics, Inc. (a) (b)	11,857	186,036
Solar Capital, Ltd.	20,575	471,579
Solar Senior Capital, Ltd. (b)	4,388	78,589
Stifel Financial Corp. (a)	27,695	930,552
SWS Group, Inc.	16,722	102,171
THL Credit, Inc.	6,874	96,442
TICC Capital Corp. (b)	24,365	253,396
Triangle Capital Corp. (b)	13,996	359,137
Virtus Investment Partners, Inc. (a) (b)	3,529	303,494
Westwood Holdings Group, Inc.	3,352	130,762
WisdomTree Investments, Inc. (a) (b)	33,771	226,266

		14,013,903

Chemicals—2.0%
A. Schulman, Inc.	16,210	386,122
ADA-ES, Inc. (a)	4,907	115,854
American Vanguard Corp.	14,887	518,068
Arabian American Development Co. (a) (b)	11,141	109,070

MSF-173

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Balchem Corp.	15,297	$561,859
Calgon Carbon Corp. (a) (b)	30,355	434,380
Chemtura Corp. (a)	52,334	901,192
Ferro Corp. (a)	46,359	159,011
Flotek Industries, Inc. (a) (b)	25,871	327,786
FutureFuel Corp.	9,675	117,164
Georgia Gulf Corp. (a)	18,309	663,152
H.B. Fuller Co.	25,868	793,630
Hawkins, Inc.	4,778	198,526
Innophos Holdings, Inc.	11,603	562,630
Innospec, Inc.	12,490	423,661
KMG Chemicals, Inc.	4,440	82,140
Koppers Holdings, Inc.	11,124	388,561
Kraton Performance Polymers, Inc. (a)	16,524	431,276
Landec Corp. (a)	16,296	186,589
LSB Industries, Inc. (a)	9,253	405,929
Minerals Technologies, Inc.	9,298	659,507
Olin Corp.	41,593	903,816
OM Group, Inc. (a)	16,641	308,524
Omnova Solutions, Inc. (a)	24,497	185,442
PolyOne Corp. (a)	45,552	754,797
Quaker Chemical Corp. (b)	6,591	307,602
Sensient Technologies Corp.	26,602	977,890
Spartech Corp. (a)	17,520	93,732
Stepan Co.	4,485	431,098
TPC Group, Inc. (a)	6,874	280,528
Zep, Inc.	10,762	162,722
Zoltek Cos., Inc. (a)	15,344	117,995

		12,950,253

Commercial Banks—6.4%
1st Source Corp. (b)	8,143	181,345
1st United Bancorp, Inc. (a)	12,631	81,470
Alliance Financial Corp. (b)	2,459	98,876
American National Bankshares, Inc. (b)	4,458	100,706
Ameris Bancorp	13,498	169,940
Ames National Corp.	4,449	92,717
Arrow Financial Corp. (b)	5,487	137,165
Bancfirst Corp. (b)	4,227	181,592
Banco Latinoamericano de Exportaciones S.A.	14,005	309,370
Bancorp, Inc. (a)	13,290	136,488
BancorpSouth, Inc.	50,104	738,533
Bank of Kentucky Financial Corp.	2,984	82,776
Bank of Marin Bancorp (b)	3,199	135,989
Bank of the Ozarks, Inc.	14,780	509,467
Banner Corp.	10,387	281,488
Bar Harbor Bankshares	2,260	80,772
BBCN Bancorp, Inc. (a)	39,760	501,374
Boston Private Financial Holdings, Inc.	40,232	385,825
Bridge Bancorp, Inc.	3,615	84,266
Bridge Capital Holdings (a)	5,158	79,743
Bryn Mawr Bank Corp.	6,395	143,504
Camden National Corp.	3,953	146,419
Cardinal Financial Corp. (b)	17,067	244,058
Cathay General Bancorp	41,687	719,518
Center Bancorp, Inc.	6,998	83,416
Centerstate Banks, Inc.	16,702	148,982
Central Pacific Financial Corp. (a)	11,945	170,814
Chemical Financial Corp. (b)	13,755	332,871

Commercial Banks—(Continued)
Citizens & Northern Corp. (b)	6,716	$131,701
Citizens Republic Bancorp, Inc. (a)	22,305	431,602
City Holding Co. (b)	6,953	249,196
CNB Financial Corp.	6,782	118,753
CoBiz Financial, Inc. (b)	17,832	124,824
Columbia Banking System, Inc.	21,597	400,408
Community Bank System, Inc. (b)	21,059	593,653
Community Trust Bancorp, Inc. (b)	7,420	263,670
CVB Financial Corp. (b)	47,878	571,663
Eagle Bancorp, Inc. (a)	9,117	152,436
Enterprise Financial Services Corp.	11,259	153,122
Financial Institutions, Inc. (b)	6,461	120,433
First Bancorp (b)	8,242	95,030
First Bancorp, Inc. (b)	5,125	89,944
First BanCorp/Puerto Rico (a)	39,016	172,451
First Busey Corp. (b)	42,355	206,692
First California Financial Group, Inc. (a) (b)	12,923	89,944
First Commonwealth Financial Corp. (b)	56,357	397,317
First Community Bancshares, Inc.	8,470	129,252
First Connecticut Bancorp, Inc. (a)	9,833	132,844
First Financial Bancorp	30,745	519,898
First Financial Bankshares, Inc. (b)	16,723	602,530
First Financial Corp. (b)	6,038	189,231
First Interstate Bancsystem, Inc.	6,879	102,910
First Merchants Corp.	14,938	224,219
First Midwest Bancorp, Inc.	41,102	515,830
FirstMerit Corp.	57,420	845,797
FNB Corp. (b)	71,997	807,086
German American Bancorp, Inc.	6,759	163,027
Glacier Bancorp, Inc. (b)	38,230	595,623
Great Southern Bancorp, Inc. (b)	6,069	187,593
Guaranty Bancorp (a) (b)	10,853	21,923
Hancock Holding Co.	40,443	1,251,711
Hanmi Financial Corp. (a)	17,546	224,764
Heartland Financial USA, Inc.	7,703	210,061
Heritage Commerce Corp. (a)	11,920	82,725
Heritage Financial Corp. (a) (b)	10,314	155,019
Home Bancshares, Inc.	11,883	405,091
HomeTrust Bancshares, Inc. (a)	15,463	204,885
Hudson Valley Holding Corp.	7,889	134,507
Iberiabank Corp.	15,241	698,038
Independent Bank Corp. (b)	11,835	356,115
International Bancshares Corp.	28,704	546,811
Investors Bancorp, Inc. (a)	22,076	402,666
Lakeland Bancorp, Inc. (b)	13,915	144,020
Lakeland Financial Corp.	9,208	254,141
MainSource Financial Group, Inc.	12,295	157,868
MB Financial, Inc.	28,968	572,118
Mercantile Bank Corp. (a)	4,965	85,100
Merchants Bancshares, Inc.	2,728	80,612
Metro Bancorp, Inc. (a)	7,930	100,473
MetroCorp Bancshares, Inc. (a) (b)	9,106	96,433
MidSouth Bancorp, Inc.	4,806	77,809
MidWestOne Financial Group, Inc.	3,929	84,631
National Bankshares, Inc.	4,218	140,038
National Penn Bancshares, Inc.	67,536	615,253
NBT Bancorp, Inc. (b)	18,672	412,091
Northfield Bancorp, Inc.	10,092	161,674
Old National Bancorp	53,086	722,500

MSF-174

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
OmniAmerican Bancorp, Inc. (a)	7,185	$163,315
Oriental Financial Group, Inc.	25,382	267,019
Pacific Capital Bancorp. (a)	2,300	105,570
Pacific Continental Corp.	10,841	96,810
PacWest Bancorp	15,528	362,889
Park National Corp. (b)	5,759	403,245
Park Sterling Corp. (a) (b)	18,629	92,027
Peapack Gladstone Financial Corp.	5,072	82,876
Penns Woods Bancorp, Inc.	1,988	88,128
People’s Bancorp, Inc.	5,988	137,065
Pinnacle Financial Partners, Inc. (a)	18,820	363,602
Preferred Bank/Los Angeles (a) (b)	6,777	96,098
PrivateBancorp, Inc. (b)	31,105	497,369
Prosperity Bancshares, Inc. (b)	25,017	1,066,225
Renasant Corp. (b)	12,711	249,199
Republic Bancorp, Inc. (Class A) (b)	5,421	118,991
S&T Bancorp, Inc.	15,660	275,773
S.Y. Bancorp, Inc.	7,089	167,726
Sandy Spring Bancorp, Inc.	13,670	263,147
SCBT Financial Corp. (b)	8,161	328,725
Sierra Bancorp	7,033	86,225
Simmons First National Corp. (b)	9,347	227,646
Southside Bancshares, Inc. (b)	8,324	181,546
Southwest Bancorp, Inc. (a)	11,069	120,099
State Bank Financial Corp. (a)	16,379	270,090
StellarOne Corp. (b)	12,984	170,869
Sterling Bancorp	17,221	170,832
Sterling Financial Corp. (a)	13,897	309,486
Suffolk Bancorp (a)	5,622	82,419
Susquehanna Bancshares, Inc.	99,673	1,042,580
Taylor Capital Group, Inc. (a)	7,608	130,249
Texas Capital Bancshares, Inc. (a)	21,162	1,051,963
The First of Long Island Corp.	3,365	103,676
Tompkins Financial Corp.	6,009	243,485
TowneBank (b)	12,365	189,555
TriCo Bancshares (b)	8,062	133,265
Trustmark Corp. (b)	34,161	831,479
UMB Financial Corp. (b)	16,960	825,613
Umpqua Holdings Corp. (b)	60,457	779,291
Union First Market Bankshares Corp.	9,844	153,173
United Bankshares, Inc. (b)	25,900	645,169
United Community Banks, Inc. (a)	21,449	179,957
Univest Corp. of Pennsylvania	9,559	172,062
Virginia Commerce Bancorp, Inc. (a)	12,096	105,840
Washington Banking Co.	9,167	129,896
Washington Trust Bancorp, Inc.	7,713	202,621
Webster Finanical Corp.	38,104	903,065
WesBanco, Inc. (b)	12,861	266,351
West Bancorporation, Inc. (b)	8,036	96,834
West Coast Bancorp (a)	10,292	231,776
Westamerica Bancorp (b)	14,310	673,285
Western Alliance Bancorp (a) (b)	37,712	384,662
Wilshire Bancorp, Inc. (a)	29,438	185,459
Wintrust Financial Corp. (b)	19,337	726,491

		41,370,048

Commercial Services & Supplies—2.0%
ABM Industries, Inc.	27,975	529,567
ACCO Brands Corp. (a)	58,424	379,172

Commercial Services & Supplies—(Continued)
Acorn Energy, Inc.	10,156	$90,591
American Reprographics Co. (a)	21,042	89,849
Consolidated Graphics, Inc. (a)	5,130	133,842
Deluxe Corp. (b)	25,397	776,132
EnergySolutions, Inc. (a)	44,723	122,094
EnerNOC, Inc. (a)	15,853	205,772
Ennis, Inc. (b)	14,123	231,758
G&K Services, Inc.	10,384	325,123
Healthcare Services Group, Inc. (b)	35,527	812,502
Heritage-Crystal Clean, Inc. (a) (b)	4,299	85,335
Herman Miller, Inc.	30,530	593,503
Higher One Holdings, Inc. (a) (b)	15,855	213,725
HNI Corp. (b)	24,237	618,286
Innerworkings, Inc. (a) (b)	17,056	222,069
Interface, Inc.	31,333	413,909
Kimball International, Inc. (Class B) (b)	18,813	229,895
Knoll, Inc. (b)	25,885	361,096
McGrath Rentcorp	13,375	348,954
Mine Safety Appliances Co.	14,087	525,022
Mobile Mini, Inc. (a) (b)	19,043	318,209
Multi-Color Corp. (b)	6,895	159,688
Quad/Graphics, Inc. (b)	13,076	221,769
Schawk, Inc.	6,937	90,528
Standard Parking Corp. (a)	8,683	194,760
Steelcase, Inc.	41,383	407,623
Swisher Hygiene, Inc. (a) (b)	13,808	19,055
SYKES Enterprises, Inc. (a)	22,444	301,647
Team, Inc. (a)	10,055	320,252
Tetra Tech, Inc. (a) (c)	33,211	872,121
The Brink’s Co.	24,924	640,298
The GEO Group, Inc. (a)	31,980	884,887
U.S. Ecology, Inc.	10,060	217,095
United Stationers, Inc.	19,967	519,541
Viad Corp. (b)	11,786	245,856

		12,721,525

Communications Equipment—2.0%
ADTRAN, Inc. (b)	33,462	578,223
Anaren, Inc. (a) (b)	8,343	166,777
Arris Group, Inc. (a)	59,022	754,891
Aruba Networks, Inc. (a) (b)	59,276	1,332,821
Aviat Networks, Inc. (a)	34,336	81,720
Bel Fuse, Inc. (Class B)	6,585	123,008
Black Box Corp.	9,812	250,304
CalAmp Corp. (a)	15,906	130,588
Calix, Inc. (a) (b)	19,494	124,762
Ciena Corp. (a) (b)	52,583	715,129
Comtech Telecommunications Corp. (a) (b)	8,425	232,867
Digi International, Inc. (a)	14,316	145,451
Emulex Corp. (a)	45,893	330,889
Extreme Networks (a)	50,140	167,468
Finisar Corp. (a) (b)	47,662	681,567
Globecomm Systems, Inc. (a) (b)	14,070	156,881
Harmonic, Inc. (a)	59,191	268,727
Infinera Corp. (a) (b)	63,652	348,813
InterDigital, Inc. (b)	23,973	893,713
Ixia (a) (b)	20,969	336,972
KVH Industries, Inc. (a)	8,641	116,567
Loral Space & Communications, Inc. (a) (b)	5,792	411,811

MSF-175

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
NETGEAR, Inc. (a) (b)	20,185	$769,856
Oclaro, Inc. (a) (b)	37,862	102,227
Oplink Communications, Inc. (a)	10,830	179,128
Parkervision, Inc. (a) (b)	19,955	46,695
Plantronics, Inc. (b)	23,070	815,063
Procera Networks, Inc. (a)	10,321	242,543
SeaChange International, Inc. (a) (b)	15,237	119,610
ShoreTel, Inc. (a)	25,559	104,536
Sonus Networks, Inc. (a)	115,150	216,482
Sycamore Networks, Inc. (a)	12,843	197,782
Symmetricom, Inc. (a)	25,522	177,888
Tellabs, Inc.	194,568	688,771
Telular Corp. (b)	9,422	93,278
ViaSat, Inc. (a) (b)	19,916	744,460

		12,848,268

Computers & Peripherals—0.6%
Avid Technology, Inc. (a) (b)	15,838	149,828
Cray, Inc. (a)	19,023	241,592
Electronics for Imaging, Inc. (a)	24,822	412,294
Imation Corp. (a)	16,653	93,090
Immersion Corp. (a) (b)	16,446	89,960
Intermec, Inc. (a)	30,773	191,100
Intevac, Inc. (a)	10,996	67,186
OCZ Technology Group, Inc. (a) (b)	35,153	121,981
QLogic Corp. (a)	51,727	590,722
Quantum Corp. (a) (b)	116,840	188,112
Silicon Graphics International Corp. (a) (b)	18,071	164,446
STEC, Inc. (a)	21,917	147,940
Stratasys, Inc. (a) (b)	10,894	592,634
Super Micro Computer, Inc. (a)	14,579	175,385
Synaptics, Inc. (a) (b)	18,012	432,648

		3,658,918

Construction & Engineering—0.8%
Aegion Corp. (a) (b)	20,173	386,515
Argan, Inc. (a)	5,506	96,080
Comfort Systems USA, Inc. (b)	21,659	236,733
Dycom Industries, Inc. (a)	18,140	260,853
EMCOR Group, Inc. (a)	35,595	1,015,881
Furmanite Corp. (a)	21,557	122,444
Granite Construction, Inc.	20,021	575,003
Great Lakes Dredge & Dock Corp.	32,033	246,654
Layne Christensen Co. (a) (b)	10,438	204,689
MasTec, Inc. (a) (b)	29,428	579,732
Michael Baker Corp.	4,638	110,663
MYR Group, Inc. (a)	10,017	199,839
Northwest Pipe Co. (a)	4,794	118,172
Orion Marine Group, Inc. (a)	14,575	108,292
Pike Electric Corp. (a)	9,657	76,773
Primoris Services Corp.	14,921	194,719
Sterling Construction Co., Inc. (a) (b)	8,227	82,105
Tutor Perini Corp. (a)	19,192	219,557

		4,834,704

Construction Materials—0.3%
Eagle Materials, Inc.	23,177	1,072,168
Headwaters, Inc. (a)	34,873	229,464

Construction Materials—(Continued)
Texas Industries, Inc. (b)	12,237	$497,434

		1,799,066

Consumer Finance—0.6%
Cash America International, Inc. (b)	15,693	605,279
Credit Acceptance Corp. (a)	4,233	361,964
DFC Global Corp. (a)	22,515	386,132
Ezcorp., Inc. (a)	24,505	561,900
First Cash Financial Services, Inc. (a)	14,639	673,541
Green Dot Corp. (a) (b)	12,988	158,843
Nelnet, Inc.	11,399	270,612
Netspend Holdings, Inc. (a)	16,359	160,809
World Acceptance Corp. (a) (b)	5,911	398,697

		3,577,777

Containers & Packaging—0.2%
AEP Industries, Inc. (a) (b)	2,424	146,870
Boise, Inc. (a)	53,751	470,859
Graphic Packaging Holding Co. (a)	89,274	518,682
Myers Industries, Inc.	17,980	280,847

		1,417,258

Distributors—0.2%
Core-Mark Holding Co., Inc. (a)	5,932	285,389
Pool Corp.	25,671	1,067,400
VOXX International Corp. (a)	11,030	82,504

		1,435,293

Diversified Consumer Services—1.0%
American Public Education, Inc. (a) (b)	9,943	362,224
Bridgepoint Education, Inc. (a) (b)	9,743	98,891
Capella Education Co. (a)	7,429	260,461
Career Education Corp. (a)	28,713	108,248
Carriage Services, Inc. (b)	9,414	91,033
Coinstar, Inc. (a) (b)	16,796	755,484
Corinthian Colleges, Inc. (a) (b)	47,588	113,259
Grand Canyon Education, Inc. (a)	21,494	505,754
Hillenbrand, Inc.	28,780	523,508
K12, Inc. (a) (b)	13,883	280,437
Mac-Gray Corp.	7,254	97,276
Matthews International Corp.	15,814	471,573
Regis Corp. (b)	30,707	564,395
Sotheby’s (b)	36,034	1,135,071
Steiner Leisure, Ltd. (a)	8,240	383,572
Stewart Enterprises, Inc. (b)	36,822	309,121
Strayer Education, Inc. (b)	6,343	408,172
Universal Technical Institute, Inc. (a)	11,178	153,139

		6,621,618

Diversified Financial Services—0.5%
Encore Capital Group, Inc. (a)	11,801	333,496
MarketAxess Holdings, Inc.	19,495	616,042
Marlin Business Services Corp.	4,620	97,990
NewStar Financial, Inc. (a) (b)	14,397	172,620
PHH Corp. (a)	30,324	617,093
Pico Holdings, Inc. (a)	12,147	277,195
Portfolio Recovery Associates, Inc. (a)	9,087	948,956

		3,063,392

MSF-176

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—0.6%
8X8, Inc. (a)	37,474	$245,829
Atlantic Tele-Network, Inc. (b)	4,754	204,327
Cbeyond, Inc. (a)	13,419	132,311
Cincinnati Bell, Inc. (a) (b)	105,708	602,536
Cogent Communications Group, Inc. (a) (b)	24,794	570,014
Consolidated Communications Holdings, Inc. (b)	19,265	331,165
Fairpoint Communications, Inc. (a) (b)	11,602	87,711
General Communication, Inc. (a)	20,236	198,313
Hawaiian Telcom Holdco., Inc. (a) (b)	6,401	113,490
HickoryTech Corp. (b)	6,922	73,235
IDT Corp.	8,438	86,658
inContact, Inc. (a)	17,083	111,381
Iridium Communications, Inc. (a)	23,828	174,421
magicJack VocalTec, Ltd. (a)	8,170	200,410
Neutral Tandem, Inc. (a)	17,795	166,917
ORBCOMM, Inc. (a)	20,007	74,826
Premiere Global Services, Inc. (a) (b)	24,982	233,582
Primus Telecommunications Group, Inc. (a) (b)	7,569	115,579
Towerstream Corp. (a) (b)	23,379	94,919
Vonage Holdings Corp. (a)	74,697	170,309

		3,987,933

Electric Utilities—1.4%
Allete, Inc.	20,181	842,355
Cleco Corp.	32,177	1,350,791
El Paso Electric Co.	21,145	724,216
IDACORP, Inc. (b)	26,162	1,132,030
MGE Energy, Inc.	12,573	666,243
PNM Resources, Inc.	42,143	886,267
Portland General Electric Co.	39,771	1,075,408
The Empire District Electric Co.	22,399	482,699
UIL Holdings Corp.	26,643	955,418
Unitil Corp.	7,429	202,217
UNS Energy Corp.	21,055	881,362

		9,199,006

Electrical Equipment—1.1%
Acuity Brands, Inc.	21,473	1,359,026
American Superconductor Corp. (a) (b)	26,590	110,349
AZZ, Inc.	13,326	506,121
Belden, Inc.	23,192	855,321
Brady Corp.	25,291	740,520
Capstone Turbine Corp. (a) (b)	123,158	123,158
Encore Wire Corp.	8,083	236,509
EnerSys (a)	25,256	891,284
Franklin Electric Co., Inc. (b)	12,236	740,156
FuelCell Energy, Inc. (a) (b)	5,366	4,722
Generac Holdings, Inc. (a)	12,918	295,693
Global Power Equipment Group, Inc. (a)	8,163	150,934
II-VI, Inc. (a)	27,302	519,284
LSI Industries, Inc.	11,169	75,279
Powell Industries, Inc. (a)	4,404	170,303
Thermon Group Holdings, Inc. (a)	7,965	199,045
Vicor Corp.	11,018	73,490

		7,051,194

Electronic Equipment, Instruments & Components—2.1%
Anixter International, Inc. (a)	15,032	863,739
Benchmark Electronics, Inc. (a)	30,443	464,865

Electronic Equipment, Instruments & Components—(Continued)
Brightpoint, Inc. (a)	38,434	$345,137
Checkpoint Systems, Inc. (a)	21,005	173,921
Cognex Corp.	22,737	786,245
Coherent, Inc. (a)	12,319	564,949
CTS Corp.	18,070	181,965
Daktronics, Inc.	18,513	176,059
DTS, Inc. (a) (b)	9,298	216,457
Echelon Corp. (a) (b)	21,855	83,923
Electro Rent Corp.	9,062	160,307
Electro Scientific Industries, Inc. (a)	11,663	142,522
Fabrinet (a) (b)	10,572	122,529
FARO Technologies, Inc. (a)	8,551	353,327
FEI Co.	19,290	1,032,015
Gerber Scientific, Inc. (a) (b)	14,024	0
GSI Group, Inc. (a)	18,739	166,965
Insight Enterprises, Inc. (a) (c)	22,462	392,636
InvenSense, Inc. (a) (b)	19,747	235,977
Kemet Corp. (a)	22,874	100,646
Littelfuse, Inc.	11,485	649,362
Maxwell Technologies, Inc. (a)	14,377	116,741
Measurement Specialties, Inc. (a)	8,286	273,272
Mercury Computer Systems, Inc. (a)	15,581	165,470
Methode Electronics, Inc. (b)	20,336	197,463
MTS Systems Corp.	8,022	429,578
Multi-Fineline Electronix, Inc. (a) (b)	5,936	133,857
Newport Corp. (a)	20,202	223,434
OSI Systems, Inc. (a)	10,522	819,033
Park Electrochemical Corp.	10,569	262,428
Plexus Corp. (a) (c)	18,360	556,124
Power-One, Inc. (a) (b)	37,411	209,502
Richardson Electronics, Ltd. (b)	8,010	95,079
Rofin-Sinar Technologies, Inc. (a) (b)	15,227	300,429
Rogers Corp. (a)	8,965	379,757
Sanmina-SCI Corp. (a)	42,537	361,139
Scansource, Inc. (a)	14,516	464,802
SYNNEX Corp. (a) (b)	13,438	437,810
TTM Technologies, Inc. (a)	26,923	253,884
Universal Display Corp. (a) (b)	21,034	723,149
Vishay Precision Group, Inc. (a) (b)	6,373	89,095
Zygo Corp. (a)	8,667	158,519

		13,864,111

Energy Equipment & Services—1.9%
Basic Energy Services, Inc. (a) (b)	20,745	232,759
Bristow Group, Inc. (a)	19,244	972,784
C&J Energy Services, Inc. (a) (b)	23,819	473,998
Cal Dive International, Inc. (a) (b)	50,687	77,551
Dawson Geophysical Co. (a) (b)	5,124	129,432
Dril-Quip, Inc. (a)	21,257	1,527,953
Exterran Holdings, Inc. (a)	33,119	671,653
Forum Energy Technologies, Inc. (a)	12,683	308,451
Geospace Technologies Corp. (a)	3,433	420,234
Gulf Island Fabrication, Inc. (b)	7,812	217,720
Gulfmark Offshore, Inc. (a)	14,262	471,216
Helix Energy Solutions Group, Inc. (a)	55,982	1,022,791
Hercules Offshore, Inc. (a)	82,886	404,484
Hornbeck Offshore Services, Inc. (a)	18,781	688,324
ION Geophysical Corp. (a) (b)	68,572	475,890
Key Energy Services, Inc. (a)	80,293	562,051

MSF-177

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Lufkin Industries, Inc. (b)	17,574	$945,833
Matrix Service Co. (a)	14,196	150,052
Mitcham Industries, Inc. (a)	7,031	112,004
Natural Gas Services Group, Inc. (a) (b)	6,643	99,313
Newpark Resources, Inc. (a) (b)	49,796	368,988
Parker Drilling Co. (a)	67,607	285,978
PHI, Inc. (a) (b)	7,440	234,062
Pioneer Energy Services Corp. (a)	31,825	247,917
RigNet, Inc. (a) (b)	6,898	127,613
Tesco Corp. (a)	16,366	174,789
Tetra Technologies, Inc. (a)	39,068	236,361
Vantage Drilling Co. (a) (b)	106,150	195,316
Willbros Group, Inc. (a)	22,413	120,358

		11,955,875

Food & Staples Retailing—1.1%
Casey’s General Stores, Inc.	20,162	1,152,057
Chefs’ Warehouse Holdings, LLC (a) (b)	6,163	100,950
Harris Teeter Supermarkets, Inc.	23,320	905,749
Ingles Markets, Inc. (b)	7,334	119,911
Nash Finch Co.	6,720	137,222
Natural Grocers by Vitamin Cottage, Inc. (a)	6,334	141,375
Pricesmart, Inc. (b)	9,705	734,863
Rite Aid Corp. (a)	354,324	414,559
Spartan Stores, Inc. (b)	11,884	181,944
SUPERVALU, Inc. (b)	113,610	273,800
Susser Holdings Corp. (a)	6,155	222,626
The Andersons, Inc.	10,396	391,513
The Pantry, Inc. (a)	12,441	181,017
United Natural Foods, Inc. (a)	25,510	1,491,059
Village Super Market, Inc.	4,726	173,728
Weis Markets, Inc. (b)	6,205	262,658

		6,885,031

Food Products—1.5%
Annie’s, Inc. (a)	3,181	142,636
B&G Foods, Inc.	24,202	733,563
Cal-Maine Foods, Inc.	7,468	335,612
Calavo Growers, Inc. (b)	6,124	153,100
Chiquita Brands International, Inc. (a) (b)	24,259	185,339
Darling International, Inc. (a)	60,621	1,108,758
Diamond Foods, Inc. (b)	11,661	219,460
Dole Food Co., Inc. (a)	20,253	284,150
Fresh Del Monte Produce, Inc. (a) (b)	20,445	523,392
J&J Snack Foods Corp.	7,928	454,512
Lancaster Colony Corp.	9,882	723,856
Limoneira Co.	4,954	91,302
Omega Protein Corp. (a)	10,030	68,806
Pilgrim’s Pride Corp. (a)	32,160	164,338
Post Holdings, Inc. (a)	14,814	445,309
Sanderson Farms, Inc.	11,409	506,217
Seneca Foods Corp. (a)	4,612	137,714
Smart Balance, Inc. (a) (b)	31,712	383,081
Snyders-Lance, Inc.	24,477	611,925
The Hain Celestial Group, Inc. (a)	19,565	1,232,595
Tootsie Roll Industries, Inc. (b)	11,208	302,392
TreeHouse Foods, Inc. (a)	18,597	976,342

		9,784,399

Gas Utilities—1.0%
Chesapeake Utilities Corp. (b)	4,498	$213,025
Delta Natural Gas Co., Inc. (b)	3,784	73,258
New Jersey Resources Corp. (b)	21,933	1,002,777
Northwest Natural Gas Co.	14,144	696,451
Piedmont Natural Gas Co., Inc.	37,459	1,216,668
South Jersey Industries, Inc.	15,904	841,799
Southwest Gas Corp.	23,934	1,057,883
The Laclede Group, Inc. (b)	12,170	523,310
WGL Holdings, Inc.	26,917	1,083,409

		6,708,580

Health Care Equipment & Supplies—3.3%
Abaxis, Inc. (a)	12,234	439,445
ABIOMED, Inc. (a) (b)	16,820	353,052
Accuray, Inc. (a) (b)	37,218	263,503
Align Technology, Inc. (a) (b)	38,046	1,406,561
Analogic Corp.	6,542	511,388
Angiodynamics, Inc. (a)	13,423	163,761
Anika Therapeutics, Inc. (a) (b)	6,782	101,866
Antares Pharma, Inc. (a) (b)	45,848	199,897
ArthroCare Corp. (a)	14,508	470,059
Atrion Corp. (b)	874	193,591
Cantel Medical Corp.	10,408	281,849
Cardiovascular Systems, Inc. (a) (b)	8,814	101,890
Cerus Corp. (a) (b)	29,134	99,056
Conceptus, Inc. (a) (b)	16,733	339,847
Conmed Corp. (a)	13,957	397,775
CryoLife, Inc. (a)	17,220	115,718
Cyberonics, Inc. (a)	14,671	769,054
Cynosure, Inc. (a)	5,968	157,436
DexCom, Inc. (a)	35,316	530,800
Endologix, Inc. (a)	29,672	410,067
Exactech, Inc. (a) (b)	5,322	94,891
Globus Medical, Inc. (a)	8,432	152,029
Greatbatch, Inc. (a)	12,931	314,611
Haemonetics Corp. (a)	13,261	1,063,532
HeartWare International, Inc. (a) (b)	7,532	711,699
ICU Medical, Inc. (a)	6,398	386,951
Insulet Corp. (a)	25,524	550,808
Integra LifeSciences Holdings Corp. (a)	10,937	449,511
Invacare Corp.	15,930	225,250
IRIS International, Inc. (a)	8,219	160,435
MAKO Surgical Corp. (a) (b)	19,333	336,588
Masimo Corp. (a)	26,648	644,349
Meridian Bioscience, Inc. (b)	22,552	432,547
Merit Medical Systems, Inc. (a)	21,638	323,055
Natus Medical, Inc. (a)	16,472	215,289
Navidea Biopharmaceuticals, Inc. (a) (b)	62,068	170,687
Neogen Corp. (a)	11,754	501,896
NuVasive, Inc. (a)	22,552	516,666
NxStage Medical, Inc. (a) (b)	26,395	348,678
OraSure Technologies, Inc. (a) (b)	29,491	327,940
Orthofix International NV (a)	9,598	429,511
Palomar Medical Technologies, Inc. (a)	11,206	105,785
PhotoMedex, Inc. (a) (b)	8,374	117,738
Quidel Corp. (a) (b)	13,903	263,184
Rockwell Medical Technologies, Inc. (a) (b)	16,055	131,169
RTI Biologics, Inc. (a)	32,270	134,566
Solta Medical, Inc. (a) (b)	36,732	115,338

MSF-178

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Spectranetics Corp. (a)	19,030	$280,693
Staar Surgical Co. (a)	19,419	146,808
STERIS Corp.	29,805	1,057,183
SurModics, Inc. (a)	6,337	128,134
Symmetry Medical, Inc. (a)	21,060	208,283
Tornier NV (a)	8,318	157,626
Unilife Corp. (a) (b)	37,253	116,229
Vascular Solutions, Inc. (a)	9,953	147,404
Volcano Corp. (a) (b)	27,732	792,303
West Pharmaceutical Services, Inc. (b)	18,062	958,550
Wright Medical Group, Inc. (a)	20,976	463,779
Young Innovations, Inc. (b)	3,398	132,862

		21,121,172

Health Care Providers & Services—2.9%
Acadia Healthcare Co., Inc. (a)	13,306	317,348
Accretive Health, Inc. (a) (b)	30,305	338,204
Air Methods Corp. (a) (b)	6,842	816,729
Almost Family, Inc. (a)	4,862	103,463
Amedisys, Inc. (a) (b)	18,591	256,742
AMN Healthcare Services, Inc. (a)	20,644	207,679
AmSurg Corp. (a)	17,693	502,127
Assisted Living Concepts, Inc. (a) (b)	10,628	81,092
Bio-Reference Labs, Inc. (a) (b)	12,716	363,423
BioScrip, Inc. (a)	24,999	227,741
Capital Senior Living Corp. (a)	14,260	206,342
Centene Corp. (a)	26,880	1,005,581
Chemed Corp. (b)	10,240	709,530
Corvel Corp. (a)	3,920	175,420
Emeritus Corp. (a) (b)	15,831	331,501
ExamWorks Group, Inc. (a) (b)	14,017	209,134
Five Star Quality Care, Inc. (a)	25,265	129,104
Gentiva Health Services, Inc. (a) (b)	16,117	182,444
Hanger Orthopedic Group, Inc. (a)	17,356	495,167
Healthsouth Corp. (a)	50,404	1,212,720
Healthways, Inc. (a)	18,606	217,876
HMS Holdings Corp. (a)	44,959	1,502,979
IPC The Hospitalist Co., Inc. (a)	9,377	428,529
Kindred Healthcare, Inc. (a) (b)	29,215	332,467
Landauer, Inc. (b)	5,165	308,454
LHC Group, Inc. (a)	8,340	154,040
Magellan Health Services, Inc. (a)	13,818	713,147
Metropolitan Health Networks, Inc. (a)	21,183	197,849
Molina Healthcare, Inc. (a) (b)	16,104	405,016
MWI Veterinary Supply, Inc. (a)	6,571	700,994
National Healthcare Corp. (b)	5,246	250,444
Owens & Minor, Inc. (b)	33,804	1,010,063
PharMerica Corp. (a) (b)	17,146	217,068
PSS World Medical, Inc. (a) (b)	27,282	621,484
Select Medical Holdings Corp. (a)	19,234	215,998
Sun Healthcare Group, Inc. (a)	14,365	121,600
Sunrise Senior Living, Inc. (a)	31,165	444,725
Team Health Holdings, Inc. (a)	15,271	414,302
The Ensign Group, Inc.	8,109	248,176
The Providence Service Corp. (a)	7,703	100,062
Triple-S Management Corp. (a)	12,074	252,347
U.S. Physical Therapy, Inc. (a)	6,011	166,084
Universal American Corp. (a) (b)	20,509	189,503
Vanguard Health Systems, Inc. (a)	16,940	209,548

Health Care Providers & Services—(Continued)
WellCare Health Plans, Inc. (a)	22,057	$1,247,323

		18,541,569

Health Care Technology—0.7%
athenahealth, Inc. (a)	18,964	1,740,326
Computer Programs & Systems, Inc. (b)	5,856	325,301
Epocrates, Inc. (a)	10,742	125,144
Greenway Medical Technologies (a)	4,633	79,224
HealthStream, Inc. (a) (b)	10,052	286,080
MedAssets, Inc. (a)	31,309	557,300
Medidata Solutions, Inc. (a)	11,401	473,142
Merge Healthcare, Inc. (a) (b)	29,111	111,495
Omnicell, Inc. (a)	16,926	235,271
Quality Systems, Inc.	20,268	375,972
Vocera Communications, Inc. (a)	4,339	134,119

		4,443,374

Hotels, Restaurants & Leisure—3.1%
AFC Enterprises, Inc. (a)	12,829	315,593
Ameristar Casinos, Inc.	16,695	297,171
Biglari Holdings, Inc. (a)	605	220,861
BJ’s Restaurants, Inc. (a) (b)	13,550	614,493
Bloomin’ Brands, Inc. (a)	13,225	217,551
Bob Evans Farms, Inc. (b)	14,725	576,189
Boyd Gaming Corp. (a) (b)	29,447	207,896
Bravo Brio Restaurant Group, Inc. (a)	9,979	145,194
Buffalo Wild Wings, Inc. (a) (b)	10,005	857,829
Caesars Entertainment Corp. (a) (b)	22,018	149,722
Caribou Coffee Co., Inc. (a) (b)	11,809	162,138
CEC Entertainment, Inc.	9,410	283,429
Churchill Downs, Inc.	6,465	405,485
Chuy’s Holdings, Inc. (a)	5,877	144,104
Cracker Barrel Old Country Store, Inc.	10,275	689,555
Denny’s Corp. (a)	50,069	242,835
DineEquity, Inc. (a) (b)	8,015	448,840
Domino’s Pizza, Inc. (a)	30,959	1,167,154
Fiesta Restaurant Group, Inc. (a)	7,465	118,470
International Speedway Corp.	15,258	432,870
Interval Leisure Group, Inc. (a) (b)	21,655	409,929
Isle of Capri Casinos, Inc. (a)	12,840	89,238
Jack in the Box, Inc. (a)	22,716	638,547
Jamba, Inc. (a)	39,716	88,567
Krispy Kreme Doughnuts, Inc. (a) (b)	34,392	272,729
Life Time Fitness, Inc. (a) (b)	22,025	1,007,424
Luby’s, Inc. (a)	11,930	80,289
Marcus Corp.	11,702	129,892
Marriott Vacations Worldwide Corp. (a)	14,288	514,654
Morgans Hotel Group Co. (a)	13,063	83,865
Multimedia Games Holding Co., Inc. (a)	15,847	249,273
Orient-Express Hotels, Ltd. (Class A) (a)	52,036	463,120
Papa John’s International, Inc. (a)	9,944	531,109
Peet’s Coffee & Tea, Inc. (a)	6,858	502,966
Pinnacle Entertainment, Inc. (a)	33,689	412,690
Red Robin Gourmet Burgers, Inc. (a)	8,024	261,261
Ruby Tuesday, Inc. (a) (b)	34,631	251,075
Ruth’s Hospitality Group, Inc. (a)	17,912	114,099
Ryman Hospitality Properties (a)	14,819	585,795
Scientific Games Corp. (a)	29,648	245,189

MSF-179

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Shuffle Master, Inc. (a)	29,393	$464,703
Six Flags Entertainment Corp.	20,745	1,219,806
Sonic Corp. (a)	33,333	342,330
Speedway Motorsports, Inc. (b)	7,078	109,001
Summit Hotel Properties, Inc. (a)	14,662	125,214
Texas Roadhouse, Inc. (b)	33,762	577,330
The Cheesecake Factory, Inc. (b)	27,959	999,534
Town Sports International Holdings, Inc. (a)	15,866	196,262
Vail Resorts, Inc.	18,297	1,054,822
WMS Industries, Inc. (a) (b)	29,436	482,162

		20,200,254

Household Durables—1.1%
American Greetings Corp. (b)	20,889	350,935
Bassett Furniture Industries, Inc.	6,778	84,386
Beazer Homes USA, Inc. (a) (b)	68,502	243,182
Blyth, Inc. (b)	5,088	132,237
Cavco Industries, Inc. (a) (b)	4,578	210,085
CSS Industries, Inc.	4,201	86,331
Ethan Allen Interiors, Inc.	12,159	266,525
Helen of Troy, Ltd. (a)	16,965	539,996
Hooker Furniture Corp.	6,393	83,045
Hovnanian Enterprises, Inc. (a) (b)	56,064	193,982
iRobot Corp. (a)	14,746	335,619
KB Home (b)	39,875	572,206
La-Z-Boy, Inc. (a)	26,643	389,787
Libbey, Inc. (a)	13,765	217,212
M/I Homes, Inc. (a)	10,482	202,722
MDC Holdings, Inc.	19,869	765,155
Meritage Homes Corp. (a)	16,435	625,023
National Presto Industries, Inc. (b)	2,572	187,447
Ryland Group, Inc.	23,729	711,870
Skullcandy, Inc. (a) (b)	9,199	126,486
Standard Pacific Corp. (a) (b)	57,653	389,734
Universal Electronics, Inc. (a) (b)	7,461	131,165
Zagg, Inc. (a)	14,281	121,817

		6,966,947

Household Products—0.2%
Central Garden & Pet Co. (a)	23,384	282,479
Harbinger Group, Inc. (a) (b)	22,501	189,683
Spectrum Brands Holdings, Inc. (a)	12,344	493,884
WD-40 Co.	8,908	468,917

		1,434,963

Independent Power Producers & Energy Traders—0.3%
Atlantic Power Corp. (b)	60,001	897,615
GenOn Energy, Inc. (a)	382,863	968,643
Ormat Technologies, Inc. (b)	9,298	174,338

		2,040,596

Industrial Conglomerates—0.3%
Otter Tail Corp. (b)	19,686	469,708
Raven Industries, Inc.	18,658	549,105
Seaboard Corp.	171	386,482
Standex International Corp.	6,755	300,260
Tredegar Corp. (b)	13,367	237,130

		1,942,685

Insurance—2.4%
Alterra Capital Holdings, Ltd.	44,198	$1,058,100
American Equity Investment Life Holding Co. (b)	31,130	362,042
American Safety Insurance Holdings Ltd. (a) (b)	5,779	108,010
AMERISAFE, Inc. (a)	9,298	252,348
Amtrust Financial Services, Inc.	12,894	330,344
Argo Group International Holdings, Ltd.	14,239	461,201
Baldwin & Lyons, Inc. (Class B) (b)	4,133	98,820
Citizens, Inc. (a) (b)	22,172	232,584
CNO Financial Group, Inc. (a)	111,312	1,074,161
Crawford & Co.	15,082	75,561
eHealth, Inc. (a)	9,723	182,501
Employers Holdings, Inc. (b)	16,380	300,245
Enstar Group, Ltd. (a)	4,522	450,617
FBL Financial Group, Inc. (b)	4,790	159,028
First American Financial Corp.	55,676	1,206,499
Flagstone Reinsurance Holdings S.A.	28,130	241,637
Global Indemnity plc (a)	6,518	142,614
Greenlight Capital Re, Ltd. (a)	15,207	376,373
Hilltop Holdings, Inc. (a)	23,109	293,715
Homeowners Choice, Inc. (b)	4,183	98,301
Horace Mann Educators Corp.	21,022	380,708
Infinity Property & Casualty Corp.	5,697	344,042
Kansas City Life Insurance Co. (b)	2,207	85,036
Maiden Holdings, Ltd.	26,833	238,545
Meadowbrook Insurance Group, Inc.	26,803	206,115
Montpelier Re Holdings, Ltd.	26,734	591,623
National Financial Partners Corp. (a) (b)	22,843	386,047
National Interstate Corp.	3,464	89,371
National Western Life Insurance Co.	1,212	173,619
OneBeacon Insurance Group, Ltd.	11,496	154,506
Platinum Underwriters Holdings, Ltd.	18,204	743,997
Presidential Life Corp. (b)	9,602	133,756
Primerica, Inc. (a)	25,062	717,776
RLI Corp.	11,278	751,791
Safety Insurance Group, Inc.	6,815	312,672
SeaBright Holdings, Inc.	12,481	137,291
Selective Insurance Group, Inc.	28,514	541,481
State Auto Financial Corp.	7,940	130,137
Stewart Information Services Corp.	9,368	188,672
Symetra Financial Corp.	41,392	509,122
The Navigators Group, Inc. (a)	4,619	227,370
The Phoenix Cos., Inc. (a)	3,332	102,192
Tower Group, Inc.	18,115	351,250
United Fire Group, Inc.	9,732	244,468

		15,246,288

Internet & Catalog Retail—0.3%
Blue Nile, Inc. (a) (b)	6,605	244,979
HSN, Inc.	19,515	957,211
NutriSystem, Inc. (b)	14,262	150,179
PetMed Express, Inc. (b)	13,291	133,442
Shutterfly, Inc. (a) (b)	19,128	595,263
Vitacost.com, Inc. (a) (b)	14,862	100,764

		2,181,838

Internet Software & Services—2.4%
Ancestry.com, Inc. (a) (b)	16,407	493,523
Angie’s List, Inc. (a) (b)	19,034	201,380

MSF-180

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Bankrate, Inc. (a)	24,648	$384,016
Bazaarvoice, Inc. (a) (b)	7,719	116,943
Blucora, Inc. (a)	20,338	362,220
comScore, Inc. (a)	18,978	289,414
Constant Contact, Inc. (a) (b)	15,503	269,752
Cornerstone OnDemand, Inc. (a)	17,998	551,819
CoStar Group, Inc. (a)	14,825	1,208,830
DealerTrack Holdings, Inc. (a)	21,354	594,709
Demand Media, Inc. (a)	16,365	177,888
Demandware, Inc. (a) (b)	4,179	132,683
Dice Holdings, Inc. (a) (b)	25,094	211,291
Digital River, Inc. (a)	20,871	347,711
EarthLink, Inc. (b)	52,967	377,125
Envestnet, Inc. (a)	9,919	116,052
ExactTarget, Inc. (a)	6,048	146,483
Internap Network Services Corp. (a) (b)	29,790	210,019
IntraLinks Holdings, Inc. (a) (b)	16,559	108,296
j2 Global, Inc. (b)	23,846	782,626
Keynote Systems, Inc.	7,039	101,925
KIT Digital, Inc. (a) (b)	31,145	93,435
Limelight Networks, Inc. (a) (b)	35,160	82,274
Liquidity Services, Inc. (a)	12,493	627,274
LivePerson, Inc. (a)	29,330	531,166
LogMeIn, Inc. (a) (b)	11,813	264,966
Market Leader, Inc. (a)	12,627	84,601
Millennial Media, Inc. (a) (b)	6,704	96,202
Monster Worldwide, Inc. (a) (b)	64,337	471,590
Move, Inc. (a)	21,815	188,045
NIC, Inc. (a)	33,146	490,561
OpenTable, Inc. (a) (b)	12,199	507,478
Perficient, Inc. (a)	17,369	209,644
QuinStreet, Inc. (a)	18,139	152,186
RealNetworks, Inc. (a) (b)	11,617	96,653
Responsys, Inc. (a) (b)	19,337	197,817
Saba Software, Inc. (a)	14,832	148,172
SciQuest, Inc. (a)	9,755	177,541
SPS Commerce, Inc. (a)	5,799	223,088
Stamps.com, Inc. (a)	7,841	181,441
support.com, Inc. (a) (b)	27,508	116,359
The Active Network, Inc. (a) (b)	20,830	261,000
Travelzoo, Inc. (a) (b)	3,283	77,380
United Online, Inc. (b)	48,001	264,966
Unwired Planet, Inc. (a) (b)	47,217	90,657
ValueClick, Inc. (a)	38,013	653,443
VistaPrint NV (a) (b)	17,948	612,924
Vocus, Inc. (a) (b)	11,209	224,853
Web.com Group, Inc. (a) (b)	18,795	337,370
WebMD Health Corp. (a) (b)	27,021	379,105
XO Group, Inc. (a)	17,057	142,426
Yelp, Inc. (a)	5,390	145,799
Zix Corp. (a) (b)	36,710	105,358

		15,420,479

IT Services—1.9%
Acxiom Corp. (a)	42,046	768,180
CACI International, Inc. (a) (c)	11,906	616,612
Cardtronics, Inc. (a)	23,495	699,681
Cass Information Systems, Inc. (b)	5,390	226,218
Ciber, Inc. (a)	48,920	169,752

IT Services—(Continued)
Computer Task Group, Inc. (a) (b)	8,399	$135,896
Convergys Corp. (a) (b)	61,719	967,137
CSG Systems International, Inc. (a)	18,310	411,792
Echo Global Logistics, Inc. (a)	8,016	137,474
Euronet Worldwide, Inc. (a)	26,285	493,895
ExlService Holdings, Inc. (a) (b)	12,486	368,337
Forrester Research, Inc. (a) (b)	7,965	229,153
Global Cash Access Holdings, Inc. (a)	35,379	284,801
Heartland Payment Systems, Inc.	20,734	656,853
iGate Corp.	16,029	291,247
Lionbridge Technologies, Inc. (a)	32,603	114,763
Mantech International Corp. (a) (b)	12,440	298,560
MAXIMUS, Inc.	18,132	1,082,843
ModusLink Global Solutions, Inc. (a)	22,616	83,453
MoneyGram International, Inc. (a)	11,813	176,486
PRGX Global, Inc. (a) (b)	11,006	94,211
Sapient Corp. (a)	65,431	697,495
ServiceSource International, Inc. (a)	26,479	271,675
Syntel, Inc.	7,981	498,094
TeleTech Holdings, Inc. (a)	10,669	181,906
TNS, Inc. (a)	13,622	203,649
Unisys Corp. (a) (b)	22,919	477,174
Virtusa Corp. (a)	8,711	154,795
Wright Express Corp. (a)	20,582	1,434,977

		12,227,109

Leisure Equipment & Products—0.5%
Arctic Cat, Inc. (a)	6,783	281,223
Black Diamond, Inc. (a)	10,974	96,242
Brunswick Corp.	46,462	1,051,435
Callaway Golf Co. (b)	35,357	217,092
Jakks Pacific, Inc. (a) (b)	10,453	152,301
Leapfrog Enterprises, Inc. (a)	27,398	247,130
Smith & Wesson Holding Corp. (a) (b)	32,012	352,452
Steinway Musical Instruments, Inc. (a)	3,417	83,238
Sturm Ruger & Co., Inc. (b)	10,261	507,817

		2,988,930

Life Sciences Tools & Services—0.4%
Accelrys, Inc. (a)	31,619	273,821
Affymetrix, Inc. (a) (b) (c)	41,239	178,565
Cambrex Corp. (a)	15,180	178,061
Fluidigm Corp. (a)	11,332	192,644
Furiex Pharmaceuticals, Inc. (a)	5,616	107,153
Luminex Corp. (a) (b)	22,267	432,871
PAREXEL International Corp. (a)	31,915	981,705
Sequenom, Inc. (a) (b)	62,512	220,667

		2,565,487

Machinery—3.3%
3D Systems Corp. (a) (b)	24,737	812,610
Accuride Corp. (a) (b)	17,506	81,578
Actuant Corp. (b)	38,370	1,098,149
Alamo Group, Inc. (b)	3,532	119,311
Albany International Corp.	15,229	334,581
Altra Holdings, Inc. (a)	14,458	263,136
American Railcar Industries, Inc. (a)	5,478	155,247
AMPCO-Pittsburgh Corp. (b)	4,489	82,822

MSF-181

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Astec Industries, Inc. (a)	10,141	$320,557
Badger Meter, Inc. (b)	8,245	300,036
Barnes Group, Inc.	28,216	705,682
Blount International, Inc. (a)	25,829	339,910
Briggs & Stratton Corp. (b)	26,533	495,371
Cascade Corp. (b)	4,728	258,811
Chart Industries, Inc. (a)	15,809	1,167,495
CIRCOR International, Inc. (b)	9,435	356,171
CLARCOR, Inc.	26,709	1,192,023
Columbus McKinnon Corp. (a)	11,301	170,758
Commercial Vehicle Group, Inc. (a)	13,330	97,976
Douglas Dynamics, Inc. (b)	9,877	146,081
Dynamic Materials Corp. (b)	7,259	109,030
EnPro Industries, Inc. (a) (b)	11,049	397,874
ESCO Technologies, Inc.	13,728	533,333
Federal Signal Corp.	34,181	216,024
Flow International Corp. (a)	26,186	96,888
FreightCar America, Inc.	7,047	125,366
Graham Corp.	5,399	97,560
Greenbrier Cos., Inc. (a)	10,503	169,518
Hurco Cos., Inc. (a)	3,337	76,351
John Bean Technologies Corp.	15,202	248,249
Kadant, Inc. (a)	6,825	158,272
Kaydon Corp.	17,495	390,838
LB Foster Co. (a) (b)	5,476	177,094
Lindsay Corp. (b)	6,769	487,165
Lydall, Inc. (a)	9,530	134,278
Meritor, Inc. (a)	50,463	213,963
Met-Pro Corp. (b)	8,159	73,023
Middleby Corp. (a)	9,748	1,127,259
Miller Industries, Inc.	6,185	99,269
Mueller Industries, Inc.	14,415	655,450
Mueller Water Products, Inc.	86,085	421,816
NACCO Industries, Inc.	3,117	390,903
NN, Inc. (a)	9,533	80,935
PMFG, Inc. (a) (b)	11,583	93,706
Proto Labs, Inc. (a) (b)	2,771	93,715
RBC Bearings, Inc. (a)	11,531	554,641
Rexnord Corp. (a)	16,151	294,271
Robbins & Myers, Inc.	19,682	1,173,047
Sauer-Danfoss, Inc. (a) (b)	6,354	255,494
Sun Hydraulics Corp.	10,558	280,526
Tennant Co.	10,316	441,731
The Gorman-Rupp Co.	8,265	223,155
Titan International, Inc. (b)	22,513	397,580
Trimas Corp. (a)	17,187	414,379
Twin Disc, Inc.	4,666	83,521
Wabash National Corp. (a)	36,570	260,744
Watts Water Technologies, Inc.	13,859	524,286
Woodward, Inc.	36,510	1,240,610

		21,310,169

Marine—0.0%
Rand Logistics, Inc. (a)	9,910	74,622

Media—1.2%
Arbitron, Inc.	14,461	548,072
Ascent Media Corp. (a)	7,902	426,787
Belo Corp.	47,497	371,901

Media—(Continued)
Carmike Cinemas, Inc. (a)	9,982	$112,297
Central European Media Enterprises, Ltd. (a) (b)	18,980	123,560
Cumulus Media, Inc. (a) (b)	32,584	89,280
Digital Generation, Inc. (a) (b)	16,894	191,916
Entercom Communications Corp. (a) (b)	14,538	99,731
EW Scripps Co. (a)	16,943	180,443
Fisher Communications, Inc. (a) (b)	4,050	148,878
Harte-Hanks, Inc. (b)	27,990	193,971
Journal Communications, Inc. (a)	24,659	128,227
LIN TV Corp. (a)	18,170	79,948
Lions Gate Entertainment Corp. (a) (b)	45,231	690,677
Live Nation Entertainment, Inc. (a) (b)	76,098	655,204
MDC Partners, Inc. (b)	12,989	160,284
Meredith Corp. (b)	18,827	658,945
National CineMedia, Inc.	28,435	465,481
Rentrak Corp. (a) (b)	5,237	88,662
Saga Communications, Inc. (a) (b)	2,140	86,713
Scholastic Corp. (b)	14,077	447,367
Sinclair Broadcast Group, Inc. (a)	25,619	287,189
The New York Times Co. (Class A) (a) (b)	71,072	693,663
Valassis Communications, Inc. (a) (b)	20,868	515,231
World Wrestling Entertainment, Inc. (b)	13,534	108,949

		7,553,376

Metals & Mining—1.6%
A.M. Castle & Co. (a) (b)	9,250	115,533
AK Steel Holding Corp. (b)	59,296	284,621
AMCOL International Corp. (b)	12,772	432,715
Century Aluminum Co. (a) (b)	26,722	191,062
Coeur d’Alene Mines Corp. (a)	46,932	1,353,050
General Moly, Inc. (a)	38,035	120,571
Globe Specialty Metals, Inc.	33,146	504,482
Gold Reserve, Inc. (a)	28,952	93,805
Gold Resource Corp. (a) (b)	17,156	367,996
Golden Minerals Co. (a)	16,074	83,906
Golden Star Resources, Ltd. (a) (b)	138,555	272,953
Haynes International, Inc.	6,653	346,954
Hecla Mining Co. (a) (b)	149,030	976,147
Horsehead Holding Corp. (a) (b)	24,392	227,821
Kaiser Aluminum Corp. (b)	10,274	599,899
Materion Corp. (a) (b)	10,677	254,113
McEwen Mining, Inc. (a) (b)	105,808	485,659
Metals USA Holdings Corp. (a)	6,746	90,194
Midway Gold Corp. (a)	64,682	106,079
Noranda Aluminum Holding Corp. (a)	18,305	122,460
Olympic Steel, Inc. (b)	4,963	83,775
Paramount Gold & Silver Corp. (a) (b)	60,688	161,430
RTI International Metals, Inc. (a) (b)	16,034	383,854
Schnitzer Steel Industries, Inc. (b)	13,529	380,841
Stillwater Mining Co. (a)	61,243	722,055
SunCoke Energy, Inc. (a)	37,652	606,950
U.S. Silica Holdings, Inc. (a) (b)	6,595	89,428
Universal Stainless & Alloy (a)	4,303	159,856
Vista Gold Corp. (a)	18,568	67,402
Worthington Industries, Inc. (b)	26,842	581,398

		10,267,009

Multi-Utilities—0.4%
Avista Corp.	30,460	784,040
Black Hills Corp.	23,069	820,564

MSF-182

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multi-Utilities—(Continued)
CH Energy Group, Inc.	7,302	$476,164
NorthWestern Corp.	19,221	696,377

		2,777,145

Multiline Retail—0.2%
Fred’s, Inc. (b)	22,557	320,986
Gordmans Stores, Inc. (a)	4,964	91,586
Saks, Inc. (a) (b)	59,754	616,063
Tuesday Morning Corp. (a)	24,016	157,305

		1,185,940

Oil, Gas & Consumable Fuels—4.0%
Abraxas Petroleum Corp. (a)	44,174	101,600
Alon USA Energy, Inc.	5,924	81,159
Apco Oil & Gas International, Inc.	4,986	80,225
Approach Resources, Inc. (a) (b)	17,593	530,077
Arch Coal, Inc.	112,763	713,790
Berry Petroleum Co. (b)	27,109	1,101,439
Bill Barrett Corp. (a) (b)	24,966	618,408
Bonanza Creek Energy, Inc. (a)	7,133	168,053
BPZ Resources, Inc. (a) (b)	51,873	148,357
Callon Petroleum Co. (a)	21,070	129,580
Carrizo Oil & Gas, Inc. (a) (b)	20,013	500,525
Clayton Williams Energy, Inc. (a) (b)	3,222	167,190
Clean Energy Fuels Corp. (a) (b)	35,238	464,084
Cloud Peak Energy, Inc. (a)	31,583	571,652
Comstock Resources, Inc. (a) (b)	24,676	453,545
Contango Oil & Gas Co. (a)	6,514	320,098
Crosstex Energy, Inc. (a) (b)	21,727	304,830
CVR Energy, Inc. (a)	8,604	316,197
Delek U.S. Holdings, Inc. (b)	8,833	225,153
Endeavour International Corp. (a) (b)	25,941	250,849
Energy XXI Bermuda, Ltd. (a) (b)	41,757	1,459,407
EPL Oil & Gas, Inc. (a)	15,648	317,498
Evolution Petroleum Corp. (a)	9,398	75,936
Forest Oil Corp. (a) (b)	62,998	532,333
Frontline, Ltd. (b)	26,706	102,551
FX Energy, Inc. (a)	29,231	218,063
GasLog, Ltd. (a)	14,308	165,687
Goodrich Petroleum Corp. (a) (b)	13,200	166,848
Green Plains Renewable Energy, Inc. (a)	14,691	86,089
Gulfport Energy Corp. (a)	29,695	928,266
Halcon Resources Corp. (a)	59,556	436,545
Harvest Natural Resources, Inc. (a)	18,713	166,920
KiOR, Inc. (a)	14,700	136,710
Knightbridge Tankers, Ltd.	11,930	78,142
Kodiak Oil & Gas Corp. (a)	137,587	1,287,814
Magnum Hunter Resources Corp. (a) (b)	79,270	351,959
Matador Resources Co. (a)	10,845	112,680
McMoRan Exploration Co. (a) (b)	54,057	635,170
Midstates Petroleum Co., Inc. (a)	14,458	125,062
Miller Energy Resources, Inc. (a) (b)	17,970	90,389
Nordic American Tanker Shipping (b)	28,173	283,984
Northern Oil & Gas, Inc. (a)	32,713	555,794
Oasis Petroleum, Inc. (a)	42,330	1,247,465
Overseas Shipholding Group, Inc. (b)	13,705	90,453
Panhandle Oil & Gas, Inc. (b)	3,108	95,322
PDC Energy, Inc. (a) (b)	15,954	504,625

Oil, Gas & Consumable Fuels—(Continued)
Penn Virginia Corp. (b)	25,144	$155,893
PetroQuest Energy, Inc. (a) (b)	28,823	193,402
Quicksilver Resources, Inc. (a) (b)	63,538	259,870
Rentech, Inc. (a)	119,980	295,151
Resolute Energy Corp. (a)	23,915	212,126
Rex Energy Corp. (a)	22,443	299,614
Rosetta Resources, Inc. (a)	28,068	1,344,457
Sanchez Energy Corp. (a) (b)	7,018	143,378
Scorpio Tankers, Inc. (a) (b)	17,992	107,952
SemGroup Corp. (a)	21,575	795,039
Ship Finance International, Ltd. (b)	23,811	374,309
Solazyme, Inc. (a)	17,735	203,598
Stone Energy Corp. (a)	25,118	630,964
Swift Energy Co. (a)	22,073	460,884
Synergy Resources Corp. (a)	23,066	96,185
Targa Resources Corp.	15,411	775,790
Teekay Tankers, Ltd. (b)	28,777	107,626
Triangle Petroleum Corp. (a) (b)	22,250	159,310
Uranium Energy Corp. (a) (b)	40,569	105,885
Vaalco Energy, Inc. (a)	35,787	305,979
Venoco, Inc. (a) (b)	15,318	181,978
W&T Offshore, Inc. (b)	18,499	347,411
Warren Resources, Inc. (a) (b)	41,839	127,191
Western Refining, Inc. (a)	30,756	805,192

		25,987,707

Paper & Forest Products—0.8%
Buckeye Technologies, Inc. (a) (b)	21,132	677,492
Clearwater Paper Corp. (a)	12,752	526,785
Deltic Timber Corp. (b)	6,001	391,625
KapStone Paper & Packaging Corp. (a)	21,154	473,638
Louisiana-Pacific Corp. (a)	72,939	911,738
Neenah Paper, Inc.	7,745	221,817
PH Glatfelter Co.	21,278	378,961
Resolute Forest Products, Inc. (a) (b)	44,358	576,654
Schweitzer-Mauduit International, Inc.	15,200	501,448
Wausau Paper Corp. (a)	23,588	218,425

		4,878,583

Personal Products—0.3%
Elizabeth Arden, Inc. (a) (b)	13,201	623,615
Inter Parfums, Inc.	8,191	149,895
Medifast, Inc. (a)	7,275	190,241
Nature’s Sunshine Products, Inc. (a) (b)	5,787	94,560
Nutraceutical International Corp. (a)	5,375	84,710
Prestige Brands Holdings, Inc. (a)	26,054	441,876
Revlon, Inc. (a)	6,172	95,296
Schiff Nutrition International, Inc. (a)	6,303	152,470
The Female Health Co.	11,310	80,866
USANA Health Sciences, Inc. (a) (b)	3,383	157,208

		2,070,737

Pharmaceuticals—1.9%
Akorn, Inc. (a) (b)	27,920	369,102
Auxilium Pharmaceuticals, Inc. (a)	24,788	606,314
AVANIR Pharmaceuticals, Inc. (a) (b)	61,887	198,038
Cadence Pharmaceuticals, Inc. (a) (b)	28,947	113,472
Corcept Therapeutics, Inc. (a) (b)	25,819	72,035

MSF-183

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Depomed, Inc. (a) (b)	31,001	$183,216
Endocyte, Inc. (a)	16,647	165,971
Hi-Tech Pharmacal Co., Inc. (a) (b)	6,764	223,956
Impax Laboratories, Inc. (a)	33,899	880,018
Jazz Pharmaceuticals plc (a) (b)	22,028	1,255,816
MAP Pharmaceuticals, Inc. (a)	16,072	250,241
Medicis Pharmaceutical Corp.	30,479	1,318,826
Nektar Therapeutics (a) (b)	61,506	656,884
Obagi Medical Products, Inc. (a)	10,682	132,564
Omeros Corp. (a) (b)	12,416	116,710
Optimer Pharmaceuticals, Inc. (a) (b)	25,010	353,141
Pacira Pharmaceuticals, Inc. (a) (b)	10,217	177,776
Pain Therapeutics, Inc. (a) (b)	22,594	114,100
Par Pharmaceutical Cos., Inc. (a)	19,005	949,870
Pozen, Inc. (a)	15,851	105,092
Questcor Pharmaceuticals, Inc. (a) (b)	28,104	519,924
Repros Therapeutics, Inc. (a) (b)	8,726	132,897
Sagent Pharmaceuticals, Inc. (a) (b)	5,365	85,572
Santarus, Inc. (a)	31,685	281,363
The Medicines Co. (a)	29,350	757,524
Viropharma, Inc. (a)	35,430	1,070,695
Vivus, Inc. (a)	52,768	940,326
XenoPort, Inc. (a) (b)	20,130	230,690
Zogenix, Inc. (a)	31,642	84,168

		12,346,301

Professional Services—1.2%
Acacia Research Corp. (a)	26,332	721,760
Barrett Business Services, Inc.	3,901	105,717
CBIZ, Inc. (a) (b)	20,130	121,183
CDI Corp.	7,746	131,914
CRA International, Inc. (a) (b)	6,362	109,935
Exponent, Inc. (a) (b)	7,150	408,193
Franklin Covey Co. (a)	8,243	98,916
FTI Consulting, Inc. (a)	21,878	583,705
GP Strategies Corp. (a)	8,646	167,041
Heidrick & Struggles International, Inc.	9,634	122,737
Hudson Global, Inc. (a)	18,552	82,742
Huron Consulting Group, Inc. (a)	11,680	406,698
ICF International, Inc. (a)	10,002	201,040
Insperity, Inc.	12,162	306,847
Kelly Services, Inc. (Class A) (b)	14,944	188,294
Kforce, Inc. (a)	16,944	199,770
Korn/Ferry International (a)	24,691	378,513
Mistras Group, Inc. (a)	8,222	190,750
Navigant Consulting, Inc. (a)	27,414	302,925
Odyssey Marine Exploration, Inc. (a) (b)	34,854	110,139
On Assignment, Inc. (a)	22,889	455,949
Resources Connection, Inc. (a)	20,687	271,207
RPX Corp. (a)	11,444	128,287
The Advisory Board Co. (a)	18,149	868,067
The Corporate Executive Board Co.	17,121	918,199
The Dolan Co. (a)	17,781	95,662
TrueBlue, Inc. (a)	19,573	307,688

		7,983,878

Real Estate Investment Trusts—7.6%
Acadia Realty Trust	24,439	606,576
AG Mortgage Investment Trust, Inc.	12,218	294,820

Real Estate Investment Trusts—(Continued)
Agree Realty Corp.	6,955	$177,283
Alexander’s, Inc.	1,140	487,339
American Assets Trust, Inc.	17,413	466,494
American Capital Mortgage Investment Corp. (b)	19,420	488,025
American Realty Capital Trust, Inc.	85,220	999,631
Anworth Mortgage Asset Corp.	71,422	485,670
Apollo Commercial Real Estate Finance, Inc. (b)	9,565	165,857
ARMOUR Residential REIT, Inc.	156,700	1,200,322
Ashford Hospitality Trust, Inc.	26,955	226,422
Associated Estates Realty Corp.	26,435	400,755
CapLease, Inc. (b)	32,653	168,816
Capstead Mortgage Corp.	52,173	703,814
Cedar Shopping Centers, Inc. (b)	29,807	157,381
Chatham Lodging Trust (a)	7,033	97,618
Chesapeake Lodging Trust	20,918	415,641
Colonial Properties Trust	45,983	967,942
Colony Financial, Inc.	21,761	423,904
Cousins Properties, Inc.	48,936	388,552
CreXus Investment Corp.	35,987	389,019
CubeSmart	65,063	837,361
CYS Investments, Inc. (b)	87,850	1,237,806
DCT Industrial Trust, Inc. (b)	131,983	853,930
DiamondRock Hospitality Co.	99,299	956,249
DuPont Fabros Technology, Inc.	32,563	822,216
Dynex Capital, Inc.	28,987	311,610
EastGroup Properties, Inc.	15,137	805,288
Education Realty Trust, Inc.	59,817	652,005
Entertainment Properties Trust (b)	24,953	1,108,662
Equity One, Inc. (b)	27,591	581,066
Excel Trust, Inc. (b)	16,244	185,506
FelCor Lodging Trust, Inc. (a)	65,654	311,200
First Industrial Realty Trust, Inc. (a)	51,548	677,341
First Potomac Realty Trust	26,546	341,912
Franklin Street Properties Corp. (b)	37,474	414,837
Getty Realty Corp. (b)	13,375	240,081
Gladstone Commercial Corp. (b)	5,368	98,020
Glimcher Realty Trust	73,142	773,111
Government Properties Income Trust (b)	19,860	464,724
Gramercy Capital Corp. (a)	26,297	79,154
Healthcare Realty Trust, Inc.	40,241	927,555
Hersha Hospitality Trust	84,543	414,261
Highwoods Properties, Inc.	39,142	1,276,812
Hudson Pacific Properties, Inc.	19,339	357,771
Inland Real Estate Corp.	40,919	337,582
Invesco Mortgage Capital, Inc. (b)	61,152	1,230,990
Investors Real Estate Trust (b)	46,122	381,429
iStar Financial, Inc. (a) (b)	42,568	352,463
Kite Realty Group Trust	26,867	137,022
LaSalle Hotel Properties	44,800	1,195,712
Lexington Realty Trust (b)	62,036	599,268
LTC Properties, Inc.	16,356	520,939
Medical Properties Trust, Inc.	70,870	740,591
Mission West Properties, Inc.	9,369	81,510
Monmouth Real Estate Investment Corp.	21,915	245,229
National Health Investors, Inc. (b)	12,867	661,878
New York Mortgage Trust, Inc. (b)	18,193	128,261
NorthStar Realty Finance Corp. (b)	70,197	446,453
Omega Healthcare Investors, Inc.	56,035	1,273,676
One Liberty Properties, Inc.	4,583	85,473

MSF-184

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Parkway Properties, Inc. (b)	7,289	$97,454
Pebblebrook Hotel Trust	30,416	711,430
Pennsylvania Real Estate Investment Trust	29,782	472,342
Pennymac Mortgage Investment Trust	31,188	728,864
Potlatch Corp.	21,362	798,298
PS Business Parks, Inc.	10,027	670,004
RAIT Financial Trust (b)	27,383	143,761
Ramco-Gershenson Properties Trust	24,296	304,429
Redwood Trust, Inc.	42,013	607,508
Resource Capital Corp.	52,872	310,887
Retail Opportunity Investments Corp. (b)	26,692	343,526
RLJ Lodging Trust	56,585	1,070,022
Rouse Properties, Inc. (b)	12,233	175,544
Sabra Healthcare REIT, Inc.	19,024	380,670
Saul Centers, Inc.	4,164	184,882
Select Income REIT	5,696	140,236
Sovran Self Storage, Inc.	15,414	891,700
STAG Industrial, Inc.	16,802	273,201
Starwood Property Trust, Inc.	61,620	1,433,897
Strategic Hotels & Resorts, Inc. (a)	99,574	598,440
Sun Communities, Inc. (b)	15,586	687,654
Sunstone Hotel Investors, Inc. (a)	72,446	796,906
Terreno Realty Corp.	5,586	88,259
Two Harbors Investment Corp.	147,086	1,728,260
UMH Properties, Inc. (b)	6,908	82,689
Universal Health Realty Income Trust	6,109	280,892
Urstadt Biddle Properties, Inc.	11,245	227,486
Walter Investment Management Corp.	15,424	570,842
Washington Real Estate Investment Trust (b)	34,852	934,731
Western Asset Mortgage Capital Corp. (a) (b)	5,257	116,705
Whitestone REIT (b)	5,924	78,197
Winthrop Realty Trust	15,621	168,394

		48,956,945

Real Estate Management & Development—0.3%
AV Homes, Inc. (a) (b)	5,738	85,152
Campus Crest Communities, Inc.	20,879	225,493
Consolidated-Tomoka Land Co.	2,461	80,942
Coresite Realty Corp.	10,812	291,275
Forestar Group, Inc. (a)	19,634	327,102
Kennedy-Wilson Holdings, Inc. (b)	23,161	323,559
Tejon Ranch Co. (a)	7,566	227,283
Thomas Properties Group, Inc.	18,418	107,193
Zillow, Inc. (a)	1,998	84,276

		1,752,275

Road & Rail—1.3%
Amerco, Inc. (a) (b)	4,634	492,872
Arkansas Best Corp.	13,889	110,001
Avis Budget Group, Inc. (a)	55,465	853,052
Celadon Group, Inc. (a)	9,437	151,653
Dollar Thrifty Automotive Group, Inc. (a) (b)	14,577	1,267,179
Genesee & Wyoming, Inc. (a)	23,067	1,542,260
Heartland Express, Inc. (b)	25,939	346,545
Knight Transportation, Inc. (b)	31,823	455,069
Marten Transport, Ltd. (a)	8,816	154,897
Old Dominion Freight Line, Inc. (a)	36,876	1,112,180
Patriot Transportation Holding, Inc. (a) (b)	3,479	96,994

Road & Rail—(Continued)
Quality Distribution, Inc. (a)	11,661	$107,864
RailAmerica, Inc. (a) (b)	11,318	310,905
Roadrunner Transportation Systems, Inc. (a)	5,875	95,057
Saia, Inc. (a)	7,890	158,905
Swift Transportation Co. (a)	41,048	353,834
Werner Enterprises, Inc.	23,073	493,070
Zipcar, Inc. (a) (b)	14,928	116,140

		8,218,477

Semiconductors & Semiconductor Equipment—3.3%
Advanced Energy Industries, Inc. (a)	22,569	278,050
Alpha & Omega Semiconductor, Ltd. (a) (b)	8,544	73,564
Amkor Technology, Inc. (a) (b)	47,264	207,962
Applied Micro Circuits Corp. (a) (b)	32,651	165,214
ATMI, Inc. (a)	16,612	308,485
AuthenTec, Inc. (a)	24,884	199,321
Brooks Automation, Inc. (a)	36,289	291,401
Cabot Microelectronics Corp. (a)	12,507	439,496
Cavium, Inc. (a)	26,390	879,579
CEVA, Inc. (a)	13,754	197,783
Cirrus Logic, Inc. (a) (b)	34,194	1,312,708
Cohu, Inc. (b)	11,848	111,253
Cymer, Inc. (a) (b)	16,143	824,262
Diodes, Inc. (a) (b)	18,315	311,538
Entegris, Inc. (a)	70,530	573,409
Entropic Communications, Inc. (a)	44,392	258,361
Exar Corp. (a) (c)	20,123	160,984
First Solar, Inc. (a) (b)	32,144	711,829
FormFactor, Inc. (a) (c)	27,182	151,947
FSI International, Inc. (a)	22,589	140,052
GT Advanced Technologies, Inc. (a) (b)	65,230	355,503
Hittite Microwave Corp. (a)	16,228	900,167
Inphi Corp. (a) (b)	10,631	113,326
Integrated Device Technology, Inc. (a)	71,433	420,026
Integrated Silicon Solution, Inc. (a)	14,137	130,909
International Rectifier Corp. (a) (b)	36,726	612,957
Intersil Corp.	67,656	591,990
IXYS Corp. (a) (b)	13,771	136,608
Kopin Corp. (a) (b)	34,528	129,825
Lattice Semiconductor Corp. (a)	61,578	235,844
LTX-Credence Corp. (a)	26,473	152,220
MaxLinear, Inc. (a)	12,633	84,515
MEMC Electronic Materials, Inc. (a)	124,410	342,127
Micrel, Inc. (b)	25,489	265,595
Microsemi Corp. (a)	47,110	945,498
MIPS Technologies, Inc. (a) (b)	25,612	189,273
MKS Instruments, Inc.	27,174	692,665
Monolithic Power Systems, Inc. (a)	16,249	320,918
MoSys, Inc. (a)	19,431	78,501
Nanometrics, Inc. (a)	12,771	176,367
NVE Corp. (a)	2,605	154,190
OmniVision Technologies, Inc. (a) (b)	26,397	368,370
PDF Solutions, Inc. (a)	13,439	183,577
Pericom Semiconductor Corp. (a) (b)	14,116	122,597
Photronics, Inc. (a) (b)	30,362	163,044
PLX Technology, Inc. (a)	23,066	133,091
Power Integrations, Inc. (b)	14,941	454,655
Rambus, Inc. (a) (b)	59,232	328,145
RF Micro Devices, Inc. (a)	144,045	568,978

MSF-185

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Rubicon Technology, Inc. (a) (b)	9,248	$88,596
Rudolph Technologies, Inc. (a) (b)	18,288	192,024
Semtech Corp. (a)	34,355	864,028
Sigma Designs, Inc. (a) (b)	17,366	114,789
Silicon Image, Inc. (a)	41,704	191,421
Spansion, Inc. (a)	26,069	310,742
SunPower Corp. (a)	22,265	100,415
Supertex, Inc. (a)	7,844	140,251
Tessera Technologies, Inc. (a)	27,229	372,493
TriQuint Semiconductor, Inc. (a) (b) (c)	89,840	453,692
Ultra Clean Holdings (a)	13,300	75,943
Ultratech, Inc. (a)	13,618	427,333
Veeco Instruments, Inc. (a) (b)	19,242	577,645
Volterra Semiconductor Corp. (a)	14,930	326,519

		21,184,570

Software—3.9%
ACI Worldwide, Inc. (a)	21,027	888,601
Actuate Corp. (a)	24,071	169,219
Advent Software, Inc. (a)	16,892	415,036
American Software, Inc.	12,761	104,130
Aspen Technology, Inc. (a)	49,523	1,280,170
Blackbaud, Inc.	24,124	577,046
Bottomline Technologies, Inc. (a)	19,170	473,307
BroadSoft, Inc. (a) (b)	14,701	603,035
Callidus Software, Inc. (a) (b)	15,535	76,588
CommVault Systems, Inc. (a)	23,645	1,387,961
Comverse Technology, Inc. (a)	118,727	730,171
Deltek, Inc. (a) (b)	10,644	138,585
Digimarc Corp. (a)	3,740	83,215
Ebix, Inc. (a) (b)	16,296	384,749
Ellie Mae, Inc. (a)	13,561	369,266
Eloqua, Inc. (a)	7,655	151,186
EPIQ Systems, Inc. (a) (b)	17,942	240,782
ePLUS, Inc. (a) (b)	2,282	89,500
Fair Isaac Corp.	17,395	769,903
Glu Mobile, Inc. (a) (b)	27,404	126,881
Guidance Software, Inc. (a) (b)	8,222	92,580
Guidewire Software, Inc. (a)	10,413	323,324
Imperva, Inc. (a) (b)	5,330	197,157
Infoblox, Inc. (a) (b)	5,070	117,878
Interactive Intelligence Group (a)	6,851	205,873
JDA Software Group, Inc. (a)	21,380	679,456
Jive Software, Inc. (a)	9,541	149,889
Kenexa Corp. (a)	13,904	637,220
Manhattan Associates, Inc. (a)	10,927	625,789
Mentor Graphics Corp. (a)	49,891	772,313
MicroStrategy, Inc. (a)	4,507	604,253
Monotype Imaging Holdings, Inc. (a)	18,530	288,883
Netscout Systems, Inc. (a)	19,351	493,644
Opnet Technologies, Inc. (b)	7,388	251,709
Parametric Technology Corp. (a)	62,200	1,355,960
Pegasystems, Inc. (b)	10,335	300,128
Progress Software Corp. (a)	32,680	699,025
PROS Holdings, Inc. (a)	11,234	214,232
QLIK Technologies, Inc. (a)	45,192	1,012,753
RealD, Inc. (a) (b)	23,798	212,754
RealPage, Inc. (a) (b)	19,164	433,106
Rosetta Stone, Inc. (a)	6,347	80,924

Software—(Continued)
Sourcefire, Inc. (a) (b)	15,673	$768,447
SS&C Technologies Holdings, Inc. (a)	18,097	456,225
Synchronoss Technologies, Inc. (a)	13,691	313,524
Take-Two Interactive Software, Inc. (a)	41,777	435,734
Tangoe, Inc. (a)	15,994	210,001
TiVo, Inc. (a)	63,638	663,744
Tyler Technologies, Inc. (a) (b)	15,306	673,770
Ultimate Software Group, Inc. (a) (b)	14,086	1,438,181
VASCO Data Security International, Inc. (a) (b)	15,031	140,991
Verint Systems, Inc. (a)	10,973	301,099
VirnetX Holding Corp. (a) (b)	22,272	566,377
Websense, Inc. (a)	19,110	299,072

		25,075,346

Specialty Retail—3.7%
Aeropostale, Inc. (a)	41,826	565,906
America’s Car-Mart, Inc. (a)	5,173	235,216
ANN, Inc. (a)	25,503	962,228
Asbury Automotive Group, Inc. (a)	16,056	448,765
Barnes & Noble, Inc. (b)	15,046	192,288
Bebe Stores, Inc.	19,159	91,963
Big 5 Sporting Goods Corp.	10,090	100,396
Body Central Corp. (a)	7,181	75,041
Brown Shoe Co., Inc.	23,566	377,763
Cabela’s, Inc. (a)	24,790	1,355,517
Casual Male Retail Group, Inc. (a)	25,248	116,898
Citi Trends, Inc. (a)	8,551	107,358
Collective Brands, Inc. (a) (c)	31,571	685,406
Conn’s, Inc. (a) (b)	8,800	194,040
Destination Maternity Corp. (b)	7,452	139,352
Express, Inc. (a)	47,572	705,017
Five Below, Inc. (a)	7,224	282,314
Francesca’s Holdings Corp. (a) (b)	18,637	572,715
Genesco, Inc. (a)	12,817	855,278
Group 1 Automotive, Inc. (b)	11,976	721,315
Haverty Furniture Cos., Inc. (a)	10,391	144,227
Hibbett Sports, Inc. (a) (b)	14,149	841,158
HOT Topic, Inc. (b)	24,702	214,907
JOS A. Bank Clothiers, Inc. (a) (b)	14,680	711,686
Kirkland’s, Inc. (a)	9,307	92,419
Lithia Motors, Inc. (a) (b)	11,200	373,072
Lumber Liquidators Holdings, Inc. (a) (b)	14,773	748,696
MarineMax, Inc. (a)	12,696	105,250
Mattress Firm Holding Corp. (a) (b)	6,132	172,616
Monro Muffler Brake, Inc. (b)	16,141	568,002
Office Depot, Inc. (a)	143,820	368,179
OfficeMax, Inc. (a) (b)	45,653	356,550
Penske Automotive Group, Inc. (b)	21,853	657,557
PEP Boys-Manny, Moe & Jack (b)	28,658	291,738
Pier 1 Imports, Inc. (a)	51,416	963,536
RadioShack Corp. (b)	54,430	129,543
Rent-A-Center, Inc.	31,121	1,091,725
rue21, inc. (a) (b)	8,039	250,415
Select Comfort Corp. (a)	29,844	941,578
Shoe Carnival, Inc. (a)	8,227	193,581
Sonic Automotive, Inc. (a)	22,059	418,680
Stage Stores, Inc.	16,362	344,584
Stein Mart, Inc. (a)	15,504	131,939
The Buckle, Inc. (b)	14,834	673,909

MSF-186

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
The Cato Corp.	15,629	$464,338
The Children’s Place Retail Stores, Inc. (a) (b)	12,500	750,000
The Finish Line, Inc. (Class A)	27,561	626,737
The Men’s Wearhouse, Inc.	25,929	892,736
The Wet Seal, Inc. (a)	33,173	104,495
Tilly’s, Inc. (a)	6,106	111,923
Vitamin Shoppe, Inc. (a)	15,659	913,233
West Marine, Inc. (a) (b)	8,963	95,277
Zumiez, Inc. (a)	11,433	317,037

		23,846,099

Textiles, Apparel & Luxury Goods—1.5%
Columbia Sportswear Co. (b)	6,412	346,248
CROCS, Inc. (a) (c)	48,032	778,599
Fifth & Pacific Cos., Inc. (a)	58,064	742,058
G-III Apparel Group, Ltd. (a)	8,006	287,415
Iconix Brand Group, Inc. (a) (b)	39,147	714,041
Maidenform Brands, Inc. (a)	12,548	256,983
Movado Group, Inc.	10,013	337,638
Oxford Industries, Inc. (b)	7,682	433,649
Perry Ellis International, Inc. (a)	7,288	160,700
Quiksilver, Inc. (a) (b)	66,625	221,195
Skechers U.S.A., Inc. (a)	20,341	414,956
Steven Madden, Ltd. (a)	20,909	914,142
The Jones Group, Inc.	41,279	531,261
The Warnaco Group, Inc. (a)	21,450	1,113,255
True Religion Apparel, Inc. (a) (b)	13,933	297,191
Tumi Holdings, Inc. (a) (b)	12,493	294,085
Unifi, Inc. (a)	7,892	101,176
UniFirst Corp.	7,601	507,671
Vera Bradley, Inc. (a) (b)	10,263	244,773
Weyco Group, Inc. (b)	4,154	101,150
Wolverine World Wide, Inc. (b)	25,263	1,120,919

		9,919,105

Thrifts & Mortgage Finance—1.5%
Apollo Residential Mortgage, Inc. (b)	12,608	277,880
Astoria Financial Corp. (b)	45,199	446,566
Bank Mutual Corp. (b)	27,281	124,128
BankFinancial Corp. (b)	12,038	105,814
Beneficial Mutual Bancorp, Inc. (a) (b)	18,913	180,808
Berkshire Hill Bancorp, Inc.	10,852	248,294
Bofi Holding, Inc. (a)	4,567	118,970
Brookline Bancorp, Inc.	37,158	327,734
Dime Community Bancshares	15,501	223,834
ESB Financial Corp.	6,457	90,140
EverBank Financial Corp. (a)	13,574	186,914
Federal Agricultural Mortage Corp.	5,480	141,055
First Defiance Financial Corp.	5,038	86,956
First Financial Holdings, Inc. (b)	9,523	123,704
First Pactrust Bancorp, Inc.	6,101	76,323
Flushing Financial Corp.	17,365	274,367
Fox Chase Bancorp, Inc.	7,539	117,759
Franklin Financial Corp. (a)	7,196	122,764
Home Federal Bancorp, Inc. (b)	10,146	114,853
Home Loan Servicing Solutions, Ltd.	15,498	252,152
HomeStreet, Inc. (a)	2,483	94,503
Kaiser Federal Financial Group, Inc.	5,308	80,098
Kearny Financial Corp. (b)	8,785	85,566

Thrifts & Mortgage Finance—(Continued)
Meridian Interstate Bancorp, Inc. (a)	4,861	$80,206
MGIC Investment Corp. (a) (b)	50,862	77,819
Nationstar Mortgage Holdings, Inc. (a)	11,119	368,928
Northwest Bancshares, Inc.	50,738	620,526
OceanFirst Financial Corp.	6,649	97,541
Ocwen Financial Corp. (a)	56,989	1,562,068
Oritani Financial Corp.	22,475	338,249
Provident Financial Holdings, Inc.	5,583	79,334
Provident Financial Services, Inc. (b)	31,811	502,296
Provident New York Bancorp (b)	20,537	193,253
Radian Group, Inc. (b)	72,637	315,245
Rockville Financial, Inc.	15,288	187,278
Territorial Bancorp, Inc.	7,186	164,919
TrustCo Bank Corp.	49,973	285,846
United Financial Bancorp, Inc. (b)	9,478	137,147
ViewPoint Financial Group	18,051	346,038
Walker & Dunlop, Inc. (a)	6,145	94,449
Westfield Financial, Inc. (b)	15,381	115,204
WSFS Financial Corp. (b)	4,212	173,871

		9,641,399

Tobacco—0.2%
Alliance One International, Inc. (a) (b)	51,865	167,524
Star Scientific, Inc. (a) (b)	78,583	271,897
Universal Corp. (b)	12,065	614,350
Vector Group, Ltd. (b)	29,786	494,156

		1,547,927

Trading Companies & Distributors—0.9%
Aceto Corp.	12,038	113,759
Aircastle, Ltd.	30,075	340,750
Applied Industrial Technologies, Inc.	22,003	911,584
Beacon Roofing Supply, Inc. (a) (b)	24,991	712,243
CAI International, Inc. (a)	5,966	122,422
DXP Enterprises, Inc. (a)	4,456	212,863
H&E Equipment Services, Inc. (a)	14,207	172,189
Houston Wire & Cable Co.	10,450	112,442
Kaman Corp. (b)	14,024	502,901
Rush Enterprises, Inc. (a) (b)	17,833	343,464
SeaCube Container Leasing, Ltd.	6,223	116,681
TAL International Group, Inc. (b)	15,503	526,792
Textainer Group Holdings, Ltd. (b)	6,592	201,386
Titan Machinery, Inc. (a)	10,386	210,628
Watsco, Inc. (b)	15,555	1,178,913

		5,779,017

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc. (a)	11,661	159,289

Water Utilities—0.2%
American States Water Co. (b)	9,894	439,590
Artesian Resources Corp. (b)	4,110	95,475
California Water Service Group (b)	22,081	411,811
Connecticut Water Service, Inc. (b)	4,800	153,120
Middlesex Water Co.	7,497	143,643
SJW Corp. (b)	7,394	187,512
York Water Co. (b)	6,695	122,786

		1,553,937

MSF-187

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—0.1%
Leap Wireless International, Inc. (a) (b)	31,644	$215,812
NTELOS Holdings Corp.	7,785	135,225
Pendrell Corp. (a)	78,328	88,511
Shenandoah Telecommunications Co. (b)	12,542	220,739
USA Mobility, Inc.	11,723	139,152

		799,439

Total Common Stock (Identified Cost $552,973,171)		624,857,111

Mutual Funds—1.0%

Exchange Traded Funds—1.0%
iShares Russell 2000 Index Fund	74,600	6,226,116

Total Mutual Funds (Identified Cost $6,180,553)		6,226,116

Warrants—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (a) (b)	5,769	0

Total Warrants (Identified Cost $0)		0

Short Term Investments—25.4%

Mutual Funds—23.2%
State Street Navigator Securities Lending Prime Portfolio (d)	149,882,137	149,882,137

Security Description	Par Amount	Value

U.S. Treasury—2.2%
U.S. Treasury Bills 0.055%, 10/18/12	$12,250,000	$12,249,533
0.078%, 12/13/12	825,000	824,841
0.078%, 12/20/12	1,100,000	1,099,771

		14,174,145

Total Short Term Investments (Identified Cost $164,056,282)		164,056,282

Total Investments—123.2% (Identified Cost $723,210,006) (e)		795,139,509
Liabilities in excess of other assets		(149,725,952)

Net Assets—100.0%		$645,413,557

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $144,876,270 and the collateral received consisted of cash in the amount of $149,882,137 and non-cash collateral with a value of $289,501. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2012, the market value of securities pledged was $2,523,536.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2012, the aggregate cost of investments was $723,210,006. The aggregate unrealized appreciation and depreciation of investments was $147,225,228 and $(75,295,725), respectively, resulting in net unrealized appreciation of $71,929,503.

Futures Contracts

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation
Russell 2000 Mini Index Futures	ICE Futures U.S.	12/21/12	181	$15,080,540	$15,102,640	$22,100

MSF-188

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$624,857,111	$—	$—	$624,857,111
Total Mutual Funds*	6,226,116	—	—	6,226,116
Total Warrants*	—	—	—	—
Short Term Investments
Mutual Funds	149,882,137	—	—	149,882,137
U.S. Treasury	—	14,174,145	—	14,174,145
Total Short Term Investments	149,882,137	14,174,145	—	164,056,282
Total Investments	$780,965,364	$14,174,145	$—	$795,139,509

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$22,100	$—	$—	$22,100

*	See Schedule of Investments for additional detailed categorizations.

MSF-189

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—96.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Precision Castparts Corp.	123,400	$20,156,156
The Boeing Co.	117,400	8,173,388

		28,329,544

Air Freight & Logistics—1.7%
FedEx Corp.	129,600	10,966,752
United Parcel Service, Inc. (Class B)	165,000	11,809,050

		22,775,802

Airlines—0.2%
United Continental Holdings, Inc. (a) (b)	133,400	2,601,300

Automobiles—0.3%
Harley-Davidson, Inc.	92,700	3,927,699

Beverages—0.4%
Monster Beverage Corp. (b)	109,400	5,925,104

Biotechnology—3.1%
Alexion Pharmaceuticals, Inc. (b)	91,840	10,506,496
Biogen Idec, Inc. (b)	74,500	11,117,635
Celgene Corp. (b)	64,617	4,936,739
Gilead Sciences, Inc. (b)	140,800	9,339,264
Regeneron Pharmaceuticals, Inc. (a) (b)	28,600	4,366,076

		40,266,210

Capital Markets—1.6%
Franklin Resources, Inc.	95,600	11,956,692
Invesco, Ltd.	378,400	9,456,216

		21,412,908

Chemicals—3.1%
Ecolab, Inc.	75,500	4,893,155
Praxair, Inc.	215,600	22,396,528
The Sherwin-Williams Co.	86,000	12,806,260

		40,095,943

Commercial Banks—0.4%
U.S. Bancorp	148,600	5,096,980

Communications Equipment—3.4%
Juniper Networks, Inc. (b)	560,900	9,596,999
QUALCOMM, Inc.	550,600	34,406,994

		44,003,993

Computers & Peripherals—13.0%
Apple, Inc.	240,300	160,342,578
EMC Corp. (b)	358,400	9,773,568

		170,116,146

Consumer Finance—1.3%
American Express Co.	294,000	16,716,840

Diversified Financial Services—0.4%
IntercontinentalExchange, Inc. (b)	41,400	5,523,174

Electrical Equipment—1.1%
Babcock & Wilcox Co. (b)	129,050	$3,286,904
Roper Industries, Inc. (a)	105,800	11,626,362

		14,913,266

Electronic Equipment, Instruments & Components—0.4%
Trimble Navigation, Ltd. (b)	119,480	5,694,417

Energy Equipment & Services—1.4%
FMC Technologies, Inc. (b)	185,400	8,584,020
Schlumberger, Ltd.	135,900	9,829,647

		18,413,667

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	103,600	10,372,950
CVS Caremark Corp.	251,900	12,196,998
Whole Foods Market, Inc.	44,400	4,324,560

		26,894,508

Health Care Equipment & Supplies—1.6%
Baxter International, Inc.	88,200	5,314,932
Covidien plc	27,300	1,622,166
Edwards Lifesciences Corp. (b)	68,100	7,311,897
Stryker Corp.	125,800	7,002,028

		21,251,023

Health Care Providers & Services—2.1%
Catamaran Corp. (b)	64,425	6,311,717
McKesson Corp.	148,800	12,801,264
UnitedHealth Group, Inc.	145,100	8,039,991

		27,152,972

Hotels, Restaurants & Leisure—5.5%
Carnival plc (GBP) (b)	151,045	5,580,861
Chipotle Mexican Grill, Inc. (b)	33,300	10,574,082
Las Vegas Sands Corp. (b)	221,900	10,289,503
Marriott International, Inc. (a)	236,160	9,233,856
MGM Resorts International (b)	56,600	608,450
Starbucks Corp.	447,300	22,700,475
Starwood Hotels & Resorts Worldwide, Inc.	155,300	9,001,188
Yum! Brands, Inc.	69,500	4,610,630

		72,599,045

Household Durables—0.9%
D.R. Horton, Inc. (a)	291,500	6,016,560
Lennar Corp. (Class A) (a)	170,000	5,910,900

		11,927,460

Industrial Conglomerates—2.4%
Danaher Corp.	563,400	31,071,510

Internet & Catalog Retail—6.6%
Amazon.com, Inc. (b)	207,335	52,729,437
priceline.com, Inc. (b)	53,830	33,306,236

		86,035,673

MSF-190

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—11.2%
Akamai Technologies, Inc. (b)	164,200	$6,282,292
Baidu, Inc. (ADR) (b)	133,100	15,548,742
eBay, Inc. (b)	498,900	24,151,749
Facebook, Inc. (Class A) (Private Placement) (b) (c) (d)	89,484	1,872,757
Facebook, Inc. (Class B) (Private Placement) (b) (c) (d)	158,942	3,326,403
Google, Inc. (Class A) (b)	90,400	68,206,800
LinkedIn Corp. (b)	75,890	9,137,156
Rackspace Hosting, Inc. (a) (b)	103,500	6,840,315
Tencent Holdings, Ltd. (HKD)	302,977	10,296,577
Twitter, Inc. (Private Placement) (b) (c) (d)	53,577	682,571

		146,345,362

IT Services—6.5%
Accenture plc	208,200	14,580,246
Alliance Data Systems Corp. (b)	18,700	2,654,465
MasterCard, Inc.	81,400	36,750,472
Teradata Corp. (b)	87,314	6,584,349
Visa, Inc. (Class A)	179,700	24,130,116

		84,699,648

Machinery—0.4%
Deere & Co.	59,400	4,899,906

Media—1.0%
Charter Communications, Inc. (b)	19,800	1,486,386
The Walt Disney Co.	221,446	11,577,197

		13,063,583

Multiline Retail—0.3%
Dollar Tree, Inc. (b)	77,800	3,755,795

Oil, Gas & Consumable Fuels—2.8%
EOG Resources, Inc.	87,300	9,781,965
Occidental Petroleum Corp.	90,400	7,779,824
Pioneer Natural Resources Co. (a)	31,100	3,246,840
Range Resources Corp.	91,400	6,386,118
The Williams Cos., Inc.	253,600	8,868,392

		36,063,139

Pharmaceuticals—2.3%
Allergan, Inc.	51,900	4,753,002
Express Scripts Holding Co. (b)	183,100	11,474,877
Novo Nordisk A/S (DKK)	42,097	6,644,340
Valeant Pharmaceuticals International, Inc. (b)	135,500	7,489,085

		30,361,304

Professional Services—0.4%
IHS, Inc. (b)	60,700	5,909,145

Real Estate Investment Trusts—2.1%
American Tower Corp.	384,000	27,413,760

Road & Rail—2.1%
J.B. Hunt Transport Services, Inc.	105,300	5,479,812
Kansas City Southern (b)	119,700	9,070,866

Road & Rail—(Continued)
Union Pacific Corp.	108,800	$12,914,560

		27,465,238

Semiconductors & Semiconductor Equipment—0.7%
Broadcom Corp.	257,716	8,911,819

Software—2.7%
Autodesk, Inc. (b)	144,200	4,811,954
Check Point Software Technologies, Ltd. (b)	71,500	3,443,440
Informatica Corp. (b)	129,400	4,504,414
Nuance Communications, Inc. (a) (b)	161,000	4,007,290
Red Hat, Inc. (b)	130,400	7,424,976
Salesforce.com, Inc. (a) (b)	71,900	10,978,411

		35,170,485

Specialty Retail—3.0%
AutoZone, Inc. (b)	29,950	11,071,616
CarMax, Inc. (b)	233,200	6,599,560
Ross Stores, Inc.	110,800	7,157,680
The Home Depot, Inc.	201,700	12,176,629
Tractor Supply Co.	25,400	2,511,806

		39,517,291

Textiles, Apparel & Luxury Goods—1.8%
Fossil, Inc. (b)	55,653	4,713,809
Nike, Inc.	102,200	9,699,802
Prada S.p.A. (HKD) (b)	561,500	4,177,739
Ralph Lauren Corp.	31,900	4,824,237

		23,415,587

Trading Companies & Distributors—1.6%
Fastenal Co. (a)	364,700	15,678,453
W.W. Grainger, Inc. (a)	24,900	5,188,413

		20,866,866

Wireless Telecommunication Services—2.7%
Crown Castle International Corp. (b)	543,678	34,849,760

Total Common Stock (Identified Cost $915,872,020)		1,265,453,872

Convertible Preferred Stock—0.1%

Internet Software & Services—0.1%
Living Social (Class F) (Private Placement) (b) (c) (d)	101,591	262,186
Twitter, Inc. (Series A) (Private Placement) (b) (c) (d)	139	1,771
Twitter, Inc. (Series B) (Private Placement) (b) (c) (d)	2,171	27,658
Twitter, Inc. (Series C) (Private Placement) (b) (c) (d)	558	7,109
Twitter, Inc. (Series D) (Private Placement) (b) (c) (d)	20,565	261,998

MSF-191

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Convertible Preferred Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Twitter, Inc. (Series G2) (Private Placement) (b) (c) (d)	85,204	$1,085,499

Total Convertible Preferred Stock (Identified Cost $2,529,598)		1,646,221

Short Term Investments—7.3%

Mutual Funds—7.3%
State Street Navigator Securities Lending Prime Portfolio (e)	54,671,029	54,671,029
T. Rowe Price Reserve Investment Fund (f)	41,104,202	41,104,202

Total Short Term Investments (Identified Cost $95,775,231)		95,775,231

Total Investments—104.2% (Identified Cost $1,014,176,849) (g)		1,362,875,324
Liabilities in excess of other assets		(54,812,395)

Net Assets—100.0%		$1,308,062,929

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $53,294,693 and the collateral received consisted of cash in the amount of $54,671,029. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2012, the market value of restricted securities was $7,527,952, which is 0.6% of net assets. See details below.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	Affiliated Issuer. See below.
(g)	As of September 30, 2012, the aggregate cost of investments was $1,014,176,849. The aggregate unrealized appreciation and depreciation of investments was $365,993,538 and $(17,295,063), respectively, resulting in net unrealized appreciation of $348,698,475.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(DKK)—	Danish Krone
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

Restricted Securities
Security Description	Acquisition Date	Shares	Cost	Value
Facebook, Inc. (Class A)	08/12/11	89,484	$2,787,167	$1,872,757
Facebook, Inc. (Class B)	03/31/11 - 05/19/11	158,942	3,974,798	3,326,403
Living Social (Class F)	11/18/11	101,591	781,235	262,186
Twitter, Inc.	09/13/11	53,577	862,247	682,571
Twitter, Inc. (Series A)	09/13/11	139	2,237	1,771
Twitter, Inc. (Series B)	09/13/11	2,171	34,939	27,658
Twitter, Inc. (Series C)	09/13/11	558	8,980	7,109
Twitter, Inc. (Series D)	09/13/11	20,565	330,965	261,998
Twitter, Inc. (Series 2)	07/28/11	85,204	1,371,242	1,085,499

Transactions in Affiliated Issuers
Security Description	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at September 30, 2012	Income For Period Ended September 30, 2012
T. Rowe Price Reserve Investment Fund	28,757,200	180,625,654	168,278,652	41,104,202	$23,086

MSF-192

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$28,329,544	$—	$—	$28,329,544
Air Freight & Logistics	22,775,802	—	—	22,775,802
Airlines	2,601,300	—	—	2,601,300
Automobiles	3,927,699	—	—	3,927,699
Beverages	5,925,104	—	—	5,925,104
Biotechnology	40,266,210	—	—	40,266,210
Capital Markets	21,412,908	—	—	21,412,908
Chemicals	40,095,943	—	—	40,095,943
Commercial Banks	5,096,980	—	—	5,096,980
Communications Equipment	44,003,993	—	—	44,003,993
Computers & Peripherals	170,116,146	—	—	170,116,146
Consumer Finance	16,716,840	—	—	16,716,840
Diversified Financial Services	5,523,174	—	—	5,523,174
Electrical Equipment	14,913,266	—	—	14,913,266
Electronic Equipment, Instruments & Components	5,694,417	—	—	5,694,417
Energy Equipment & Services	18,413,667	—	—	18,413,667
Food & Staples Retailing	26,894,508	—	—	26,894,508
Health Care Equipment & Supplies	21,251,023	—	—	21,251,023
Health Care Providers & Services	27,152,972	—	—	27,152,972
Hotels, Restaurants & Leisure	67,018,184	5,580,861	—	72,599,045
Household Durables	11,927,460	—	—	11,927,460
Industrial Conglomerates	31,071,510	—	—	31,071,510
Internet & Catalog Retail	86,035,673	—	—	86,035,673
Internet Software & Services	130,167,054	15,495,737	682,571	146,345,362
IT Services	84,699,648	—	—	84,699,648
Machinery	4,899,906	—	—	4,899,906
Media	13,063,583	—	—	13,063,583
Multiline Retail	3,755,795	—	—	3,755,795
Oil, Gas & Consumable Fuels	36,063,139	—	—	36,063,139
Pharmaceuticals	23,716,964	6,644,340	—	30,361,304
Professional Services	5,909,145	—	—	5,909,145
Real Estate Investment Trusts	27,413,760	—	—	27,413,760
Road & Rail	27,465,238	—	—	27,465,238
Semiconductors & Semiconductor Equipment	8,911,819	—	—	8,911,819
Software	35,170,485	—	—	35,170,485
Specialty Retail	39,517,291	—	—	39,517,291
Textiles, Apparel & Luxury Goods	19,237,848	4,177,739	—	23,415,587

MSF-193

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Trading Companies & Distributors	$20,866,866	$—	$—	$20,866,866
Wireless Telecommunication Services	34,849,760	—	—	34,849,760
Total Common Stock	1,232,872,624	31,898,677	682,571	1,265,453,872
Total Convertible Preferred Stock*	—	—	1,646,221	1,646,221
Total Short Term Investments*	95,775,231	—	—	95,775,231
Total Investments	$1,328,647,855	$31,898,677	$2,328,792	$1,362,875,324

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Total
Balance as of December 31, 2011	$8,487,828	$2,302,153	$10,789,981
Transfers Into Level 3	0	0	0
Transfers Out of Level 3	(7,737,749)	0	(7,737,749)
Accrued discounts/premiums	0	0	0
Realized Gain	0	0	0
Change in unrealized depreciation	(67,508)	(655,932)	(723,440)
Security Purchases	0	0	0
Security Sales	0	0	0
Balance as of September 30, 2012	$682,571	$1,646,221	$2,328,792

Common stock was transferred out of level 3 due to the initial public offering of the securities, which resulted in the trading of the securities on a recognized exchange and the availability of quoted prices in an active market. The change in unrealized depreciation on investments held at September 30, 2012 was $(723,440).

MSF-194

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Esterline Technologies Corp. (a)	46,100	$2,588,054
GenCorp, Inc. (a) (b)	91,800	871,182
Heico Corp. (Class A)	91,985	2,806,462
Hexcel Corp. (a) (b)	42,900	1,030,458
Teledyne Technologies, Inc. (a)	34,500	2,186,955
TransDigm Group, Inc. (a)	36,500	5,178,255
Triumph Group, Inc. (b)	53,100	3,320,343

		17,981,709

Air Freight & Logistics—0.3%
HUB Group, Inc. (a) (b)	25,800	765,744
UTi Worldwide, Inc. (b)	110,300	1,485,741

		2,251,485

Airlines—0.1%
Allegiant Travel Co. (a) (b)	7,500	475,200

Auto Components—0.8%
Dana Holding Corp. (a) (b)	121,100	1,489,530
Gentex Corp. (b)	35,800	608,958
Tenneco, Inc. (a) (b)	74,300	2,080,400
TRW Automotive Holdings Corp. (a)	21,800	952,878

		5,131,766

Beverages—0.8%
Boston Beer Co., Inc. (a) (b)	48,487	5,429,089

Biotechnology—8.9%
Acorda Therapeutics, Inc. (a) (b)	41,700	1,067,937
Affymax, Inc. (a)	34,400	724,464
Alkermes plc (a) (b)	152,600	3,166,450
Alnylam Pharmaceuticals, Inc. (a) (b)	45,200	849,308
AMAG Pharmaceuticals, Inc. (a) (b)	22,000	390,280
Ariad Pharmaceuticals, Inc. (a) (b)	147,300	3,568,342
Arqule, Inc. (a) (b)	102,500	523,775
BioMarin Pharmaceutical, Inc. (a) (b)	95,100	3,829,677
Cepheid, Inc. (a) (b)	87,300	3,012,723
Cubist Pharmaceuticals, Inc. (a) (b)	104,000	4,958,720
Dendreon Corp. (a) (b)	36,200	174,846
Exelixis, Inc. (a) (b)	292,100	1,407,922
Halozyme Therapeutics, Inc. (a) (b)	105,700	799,092
Idenix Pharmaceuticals, Inc. (a) (b)	132,900	607,353
Incyte Corp., Ltd. (a) (b)	269,700	4,868,085
InterMune, Inc. (a) (b)	50,800	455,676
Lexicon Pharmaceuticals, Inc. (a) (b)	81,100	188,152
Medivation, Inc. (b)	73,400	4,136,824
Momenta Pharmaceuticals, Inc. (a) (b)	39,300	572,601
NPS Pharmaceuticals, Inc. (a) (b)	75,600	699,300
Onyx Pharmaceuticals, Inc. (a)	60,300	5,095,350
Pharmacyclics, Inc. (a) (b)	62,000	3,999,000
Regeneron Pharmaceuticals, Inc. (a) (b)	48,200	7,358,212
Rigel Pharmaceuticals, Inc. (a) (b)	61,400	629,350
Seattle Genetics, Inc. (a) (b)	76,200	2,053,590
Theravance, Inc. (a) (b)	74,200	1,922,522
United Therapeutics Corp. (a) (b)	56,000	3,129,280

		60,188,831

Capital Markets—0.8%
Affiliated Managers Group, Inc. (a)	22,549	$2,773,527
Cohen & Steers, Inc. (b)	11,300	334,706
E*TRADE Financial Corp. (a)	176,860	1,558,137
Stifel Financial Corp. (a) (b)	24,850	834,960

		5,501,330

Chemicals—2.8%
Intrepid Potash, Inc. (a) (b)	42,200	906,456
Koppers Holdings, Inc.	27,900	974,547
NewMarket Corp. (b)	16,900	4,165,512
Rockwood Holdings, Inc. (a)	102,700	4,785,820
Senomyx, Inc. (a) (b)	50,400	95,760
Stepan Co. (b)	27,400	2,633,688
W.R. Grace & Co. (a)	94,000	5,553,520

		19,115,303

Commercial Banks—1.4%
Signature Bank (a) (b)	51,500	3,454,620
SVB Financial Group (a)	46,100	2,787,206
Texas Capital Bancshares, Inc. (a) (b)	66,000	3,280,860

		9,522,686

Commercial Services & Supplies—2.3%
ACCO Brands Corp. (a) (b)	43,600	282,964
Cenveo, Inc. (a) (b)	89,700	205,413
Clean Harbors, Inc. (a) (b)	127,600	6,233,260
Rollins, Inc. (b)	92,050	2,153,049
Team, Inc. (a) (b)	46,800	1,490,580
The Brink’s Co.	13,300	341,677
U.S. Ecology, Inc. (b)	35,000	755,300
Waste Connections, Inc. (b)	131,700	3,983,925

		15,446,168

Communications Equipment—1.9%
Acme Packet, Inc. (a) (b)	53,700	918,270
ADTRAN, Inc. (b)	104,000	1,797,120
Aruba Networks, Inc. (a) (b)	145,500	3,271,567
JDS Uniphase Corp. (a) (b)	208,900	2,587,227
Plantronics, Inc. (b)	72,300	2,554,359
Polycom, Inc. (a) (b)	122,386	1,207,950
Riverbed Technology, Inc. (a) (b)	33,400	777,218

		13,113,711

Computers & Peripherals—0.3%
Synaptics, Inc. (a) (b)	71,400	1,715,028

Consumer Finance—0.4%
World Acceptance Corp. (a) (b)	37,000	2,495,650

Containers & Packaging—0.3%
Rock-Tenn Co.	30,300	2,187,054

Distributors—0.6%
LKQ Corp. (a) (b)	65,400	1,209,900
Pool Corp. (b)	61,200	2,544,696

		3,754,596

MSF-195

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—1.1%
American Public Education, Inc. (a) (b)	85,800	$3,125,694
Sotheby’s (b)	53,700	1,691,550
Steiner Leisure, Ltd. (a) (b)	26,800	1,247,540
Weight Watchers International, Inc. (b)	26,791	1,414,565

		7,479,349

Diversified Financial Services—1.0%
MSCI, Inc. (a)	50,578	1,810,187
NewStar Financial, Inc. (a) (b)	115,900	1,389,641
Portfolio Recovery Associates, Inc. (a) (b)	36,200	3,780,366

		6,980,194

Diversified Telecommunication Services—0.8%
Premiere Global Services, Inc. (a) (b)	60,100	561,935
tw telecom, inc. (a) (b)	182,800	4,765,596

		5,327,531

Electrical Equipment—1.0%
Acuity Brands, Inc. (b)	68,800	4,354,352
General Cable Corp. (a) (b)	8,500	249,730
II-VI, Inc. (a) (b)	103,600	1,970,472

		6,574,554

Electronic Equipment, Instruments & Components—1.2%
Anixter International, Inc. (a) (b)	56,700	3,257,982
Coherent, Inc. (a) (b)	41,100	1,884,846
Dolby Laboratories, Inc. (Class A) (a) (b)	5,800	189,950
Itron, Inc. (a) (b)	21,700	936,355
Power-One, Inc. (a) (b)	130,700	731,920
Rofin-Sinar Technologies, Inc. (a) (b)	20,900	412,357
Trimble Navigation, Ltd. (a) (b)	18,300	872,178

		8,285,588

Energy Equipment & Services—3.4%
Atwood Oceanics, Inc. (a) (b)	58,100	2,640,645
Core Laboratories NV (b)	30,400	3,692,992
Dawson Geophysical Co. (a) (b)	10,200	257,652
Dril-Quip, Inc. (a) (b)	34,000	2,443,920
Gulf Island Fabrication, Inc. (b)	33,700	939,219
ION Geophysical Corp. (a) (b)	102,800	713,432
Lufkin Industries, Inc. (b)	28,900	1,555,398
Oceaneering International, Inc.	49,100	2,712,775
Oil States International, Inc. (a) (b)	53,400	4,243,164
Superior Energy Services, Inc. (a)	112,719	2,312,994
Tesco Corp. (a) (b)	63,100	673,908
Tetra Technologies, Inc. (a)	10,400	62,920
Unit Corp. (a)	21,100	875,650

		23,124,669

Food & Staples Retailing—0.4%
Susser Holdings Corp. (a)	75,100	2,716,367

Food Products—1.1%
J&J Snack Foods Corp. (b)	52,400	3,004,092
TreeHouse Foods, Inc. (a) (b)	88,100	4,625,250

		7,629,342

Health Care Equipment & Supplies—4.1%
ArthroCare Corp. (a) (b)	68,400	$2,216,160
Edwards Lifesciences Corp. (a)	9,500	1,020,015
HeartWare International, Inc. (a) (b)	16,400	1,549,636
ICU Medical, Inc. (a)	13,500	816,480
IDEXX Laboratories, Inc. (a) (b)	38,500	3,824,975
Integra LifeSciences Holdings Corp. (a)	24,600	1,011,060
Masimo Corp. (a) (b)	42,400	1,025,232
Meridian Bioscience, Inc. (b)	44,800	859,264
Orthofix International NV (a) (b)	58,500	2,617,875
Sirona Dental Systems, Inc. (a)	83,200	4,739,072
The Cooper Cos., Inc.	41,000	3,872,860
Thoratec Corp. (a)	58,700	2,031,020
Volcano Corp. (a) (b)	74,200	2,119,894

		27,703,543

Health Care Providers & Services—4.5%
Air Methods Corp. (a) (b)	13,900	1,659,243
Bio-Reference Labs, Inc. (a) (b)	29,500	843,110
Catamaran Corp. (a) (b)	37,594	3,683,084
Centene Corp. (a)	71,300	2,667,333
Chemed Corp. (b)	26,700	1,850,043
Corvel Corp. (a) (b)	38,600	1,727,350
Healthsouth Corp. (a) (b)	79,100	1,903,146
HMS Holdings Corp. (a) (b)	149,600	5,001,128
Mednax, Inc. (a) (b)	44,700	3,327,915
MWI Veterinary Supply, Inc. (a) (b)	26,400	2,816,352
PharMerica Corp. (a) (b)	23,200	293,712
Team Health Holdings, Inc. (a)	87,600	2,376,588
WellCare Health Plans, Inc. (a)	45,300	2,561,715

		30,710,719

Hotels, Restaurants & Leisure—2.0%
CEC Entertainment, Inc. (b)	20,000	602,400
Choice Hotels International, Inc. (b)	33,400	1,068,466
Denny’s Corp. (a) (b)	370,300	1,795,955
Panera Bread Co. (a) (b)	27,900	4,767,831
Red Robin Gourmet Burgers, Inc. (a) (b)	24,900	810,744
Six Flags Entertainment Corp.	41,100	2,416,680
The Cheesecake Factory, Inc. (b)	53,900	1,926,925

		13,389,001

Household Durables—0.7%
iRobot Corp. (a)	73,400	1,670,584
Tempur-Pedic International, Inc. (a)	108,800	3,252,032

		4,922,616

Household Products—0.1%
Church & Dwight Co., Inc. (b)	18,500	998,815

Insurance—0.3%
Amtrust Financial Services, Inc. (b)	62,700	1,606,374
StanCorp Financial Group, Inc. (b)	3,800	118,712

		1,725,086

Internet & Catalog Retail—1.0%
HSN, Inc. (b)	103,300	5,066,865
Shutterfly, Inc. (a) (b)	58,200	1,811,184

		6,878,049

MSF-196

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—1.7%
Ancestry.com, Inc. (a) (b)	55,800	$1,678,464
j2 Global, Inc. (b)	61,400	2,015,148
MercadoLibre, Inc. (b)	36,300	2,996,565
Perficient, Inc. (a) (b)	69,000	832,830
RealNetworks, Inc. (a) (b)	29,649	246,680
SINA Corp. (a) (b)	2,000	129,360
Sohu.com, Inc. (a) (b)	25,500	1,073,295
ValueClick, Inc. (a) (b)	96,000	1,650,240
WebMD Health Corp. (a) (b)	45,200	634,156

		11,256,738

IT Services—4.3%
CACI International, Inc. (a) (b)	4,000	207,160
Cardtronics, Inc. (a) (b)	122,700	3,654,006
Gartner, Inc. (Class A) (a) (b)	143,900	6,632,351
Genpact, Ltd. (a)	30,900	515,412
Global Payments, Inc. (c)	14,120	590,640
Heartland Payment Systems, Inc. (b)	112,560	3,565,901
MAXIMUS, Inc.	111,300	6,646,836
TeleTech Holdings, Inc. (a) (b)	49,500	843,975
TNS, Inc. (a) (b)	30,718	459,234
Unisys Corp. (a) (b)	49,209	1,024,531
VeriFone Systems, Inc. (a) (b)	46,100	1,283,885
Wright Express Corp. (a) (b)	51,100	3,562,692

		28,986,623

Leisure Equipment & Products—1.4%
Brunswick Corp. (b)	101,400	2,294,682
Polaris Industries, Inc. (b)	85,500	6,914,385

		9,209,067

Life Sciences Tools & Services—1.2%
Bio-Rad Laboratories, Inc. (a)	20,200	2,155,744
Bruker Corp. (a) (b)	127,200	1,665,048
Illumina, Inc. (a) (b)	22,700	1,094,140
Mettler-Toledo International, Inc. (a) (b)	9,600	1,639,104
PAREXEL International Corp. (a) (b)	60,600	1,864,056

		8,418,092

Machinery—7.5%
3D Systems Corp. (a) (b)	83,500	2,742,975
Actuant Corp. (b)	104,600	2,993,652
Chart Industries, Inc. (a) (b)	30,300	2,237,655
Gardner Denver, Inc. (b)	52,700	3,183,607
Graco, Inc. (b)	65,500	3,293,340
IDEX Corp. (b)	72,600	3,032,502
John Bean Technologies Corp. (b)	32,200	525,826
Lincoln Electric Holdings, Inc. (b)	81,300	3,174,765
Meritor, Inc. (a)	109,900	465,976
Middleby Corp. (a) (b)	41,500	4,799,060
NACCO Industries, Inc. (b)	10,697	1,341,511
Nordson Corp.	94,400	5,533,728
Robbins & Myers, Inc.	12,600	750,960
Sun Hydraulics Corp.	16,700	443,719
Toro Co. (b)	106,800	4,248,504
Valmont Industries, Inc.	35,200	4,628,800
Wabtec Corp.	62,800	5,042,212

Machinery—(Continued)
Woodward, Inc. (b)	58,100	$1,974,238

		50,413,030

Marine—0.7%
Kirby Corp. (a) (b)	79,800	4,411,344

Media—1.4%
CTC Media, Inc. (a)	3,900	35,529
Digital Generation, Inc. (a) (b)	84,800	963,328
John Wiley & Sons, Inc. (b)	27,100	1,245,245
Liberty Capital Group (Class A) (a)	16,500	1,718,805
Madison Square Garden, Inc. (a)	109,600	4,413,592
SIRIUS XM Radio, Inc. (a) (b)	496,726	1,291,488

		9,667,987

Metals & Mining—1.7%
Allied Nevada Gold Corp. (a) (b)	75,600	2,952,936
Carpenter Technology Corp.	16,900	884,208
Compass Minerals International, Inc. (b)	23,300	1,737,947
Royal Gold, Inc. (b)	43,600	4,353,896
Stillwater Mining Co. (a) (b)	133,900	1,578,681

		11,507,668

Multiline Retail—0.3%
Big Lots, Inc. (a) (b)	67,000	1,981,860

Oil, Gas & Consumable Fuels—3.0%
Bill Barrett Corp. (a) (b)	67,400	1,669,498
Clayton Williams Energy, Inc. (a) (b)	49,500	2,568,555
Contango Oil & Gas Co. (a) (b)	68,800	3,380,832
Gran Tierra Energy, Inc. (a) (b)	185,700	960,069
Halcon Resources Corp. (a)	114,600	840,018
Northern Oil & Gas, Inc. (a)	127,200	2,161,128
Oasis Petroleum, Inc. (a) (b)	79,500	2,342,865
Rosetta Resources, Inc. (a) (b)	60,200	2,883,580
SM Energy Co.	60,900	3,295,299

		20,101,844

Paper & Forest Products—0.5%
Clearwater Paper Corp. (a)	20,200	834,462
KapStone Paper & Packaging Corp. (a) (b)	102,600	2,297,214

		3,131,676

Personal Products—0.7%
Herbalife, Ltd. (b)	50,600	2,398,440
Nu Skin Enterprises, Inc. (b)	50,500	1,960,915
Prestige Brands Holdings, Inc. (a)	21,800	369,728

		4,729,083

Pharmaceuticals—3.0%
Akorn, Inc. (a) (b)	136,900	1,809,818
Auxilium Pharmaceuticals, Inc. (a) (b)	55,700	1,362,422
AVANIR Pharmaceuticals, Inc. (a) (b)	278,300	890,560
Cadence Pharmaceuticals, Inc. (a) (b)	47,800	187,376
Jazz Pharmaceuticals plc (a) (b)	57,200	3,260,972
MAP Pharmaceuticals, Inc. (a) (b)	38,100	593,217
Nektar Therapeutics (a) (b)	86,800	927,024

MSF-197

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Questcor Pharmaceuticals, Inc. (a) (b)	70,600	$1,306,100
Salix Pharmaceuticals, Ltd. (a) (b)	57,500	2,434,550
The Medicines Co. (a) (b)	134,700	3,476,607
Viropharma, Inc. (a) (b)	103,500	3,127,770
XenoPort, Inc. (a) (b)	57,300	656,658

		20,033,074

Professional Services—1.5%
Exponent, Inc. (a) (b)	31,500	1,798,335
Huron Consulting Group, Inc. (a) (b)	76,400	2,660,248
RPX Corp. (a)	69,800	782,458
The Advisory Board Co. (a)	87,900	4,204,257
Towers Watson & Co.	8,800	466,840

		9,912,138

Real Estate Investment Trusts—1.0%
DuPont Fabros Technology, Inc. (b)	52,100	1,315,525
Sabra Healthcare REIT, Inc. (b)	21,433	428,874
Strategic Hotels & Resorts, Inc. (a) (b)	182,200	1,095,022
Taubman Centers, Inc.	50,100	3,844,173

		6,683,594

Real Estate Management & Development—1.5%
Altisource Portfolio Solutions S.A. (a) (b)	54,200	4,674,750
Forest City Enterprises, Inc. (a) (b)	174,800	2,770,580
Jones Lang LaSalle, Inc.	25,100	1,916,385
Kennedy-Wilson Holdings, Inc. (b)	57,000	796,290

		10,158,005

Road & Rail—1.2%
Avis Budget Group, Inc. (a) (b)	88,100	1,354,978
Landstar System, Inc.	52,700	2,491,656
Old Dominion Freight Line, Inc. (a) (b)	138,450	4,175,652

		8,022,286

Semiconductors & Semiconductor Equipment—3.3%
Advanced Energy Industries, Inc. (a) (b)	15,300	188,496
Amkor Technology, Inc. (a) (b)	213,000	937,200
Atmel Corp. (a) (b)	110,400	580,704
Cabot Microelectronics Corp. (a) (b)	23,300	818,762
Cavium, Inc. (a) (b)	102,800	3,426,324
Cymer, Inc. (a) (b)	38,100	1,945,386
Cypress Semiconductor Corp. (b)	156,900	1,681,968
Diodes, Inc. (a) (b)	93,200	1,585,332
Hittite Microwave Corp. (a) (b)	47,700	2,645,919
Micrel, Inc. (b)	93,600	975,312
Microsemi Corp. (a)	116,000	2,328,120
PMC-Sierra, Inc. (a) (b)	106,500	600,660
Semtech Corp. (a) (b)	59,700	1,501,455
Silicon Laboratories, Inc. (a)	33,200	1,220,432
TriQuint Semiconductor, Inc. (a) (b)	144,700	730,735
Veeco Instruments, Inc. (a) (b)	42,100	1,263,842

		22,430,647

Software—9.2%
Actuate Corp. (a) (b)	65,319	459,192
Advent Software, Inc. (a) (b)	64,800	1,592,136

Software—(Continued)
ANSYS, Inc. (a) (b)	22,430	$1,646,362
CommVault Systems, Inc. (a)	92,400	5,423,880
Concur Technologies, Inc. (a) (b)	58,700	4,327,951
Ebix, Inc. (a) (b)	104,800	2,474,328
FactSet Research Systems, Inc. (b)	29,500	2,844,390
Fortinet, Inc. (a)	157,600	3,804,464
Informatica Corp. (a)	121,500	4,229,415
Jack Henry & Associates, Inc.	32,500	1,231,750
MICROS Systems, Inc. (a) (b)	99,800	4,902,176
Monotype Imaging Holdings, Inc. (a) (b)	72,205	1,125,676
Netscout Systems, Inc. (a)	109,600	2,795,896
Opnet Technologies, Inc. (b)	77,800	2,650,646
Parametric Technology Corp. (a)	117,600	2,563,680
Progress Software Corp. (a) (b)	34,900	746,511
RealD, Inc. (a) (b)	33,600	300,384
Rovi Corp. (a)	61,600	893,816
SolarWinds, Inc. (a)	6,400	356,736
Solera Holdings, Inc. (b)	26,300	1,153,781
Sourcefire, Inc. (a) (b)	65,400	3,206,562
TIBCO Software, Inc. (a)	205,700	6,218,311
Ultimate Software Group, Inc. (a) (b)	67,700	6,912,170

		61,860,213

Specialty Retail—4.6%
Aaron’s, Inc.	100,700	2,800,467
Aeropostale, Inc. (a) (b)	78,125	1,057,031
Ascena Retail Group, Inc. (a)	218,200	4,680,390
DSW, Inc. (Class A)	5,300	353,616
Guess?, Inc. (b)	37,400	950,708
Hibbett Sports, Inc. (a) (b)	41,650	2,476,093
JOS A. Bank Clothiers, Inc. (a) (b)	33,800	1,638,624
Monro Muffler Brake, Inc. (b)	137,300	4,831,587
Sally Beauty Holdings, Inc. (a)	250,900	6,295,081
The Children’s Place Retail Stores, Inc. (a) (b)	22,800	1,368,000
Tractor Supply Co. (b)	46,500	4,598,385

		31,049,982

Textiles, Apparel & Luxury Goods—1.8%
Deckers Outdoor Corp. (a) (b)	44,200	1,619,488
Fossil, Inc. (a)	29,949	2,536,680
Iconix Brand Group, Inc. (a) (b)	99,300	1,811,232
PVH Corp.	34,400	3,223,968
The Warnaco Group, Inc. (a)	38,400	1,992,960
True Religion Apparel, Inc. (a) (b)	45,700	974,781

		12,159,109

Thrifts & Mortgage Finance—0.0%
MGIC Investment Corp. (a) (b)	69,400	106,182
Radian Group, Inc. (b)	48,400	210,056

		316,238

Trading Companies & Distributors—0.8%
Beacon Roofing Supply, Inc. (a) (b)	83,100	2,368,350
United Rentals, Inc. (a) (b)	102,532	3,353,822

		5,722,172

MSF-198

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—0.3%
SBA Communications Corp. (a) (b)	34,700	$2,182,630

Total Common Stock (Identified Cost $551,426,175)		673,100,129

Short Term Investments—29.4%

Mutual Funds—29.4%
State Street Navigator Securities Lending Prime Portfolio (d)	194,137,964	194,137,964
T. Rowe Price Reserve Investment Fund Fund (e)	4,765,283	4,765,283

Total Short Term Investments (Identified Cost $198,903,247)		198,903,247

Total Investments—129.1% (Identified Cost $750,329,422) (f)		872,003,376
Liabilities in excess of other assets		(196,563,302)

Net Assets 100.0%		$675,440,074

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $188,984,355 and the collateral received consisted of cash in the amount of $194,137,964 and non-cash collateral with a value of $312,091. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	Affiliated Issuer. See below.
(f)	As of September 30, 2012, the aggregate cost of investments was $750,329,422. The aggregate unrealized appreciation and depreciation of investments was $160,459,294 and $(38,785,340), respectively, resulting in net unrealized appreciation of $121,673,954.

Transactions in Affiliated Issuers
Security Description	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at September 30, 2012	Income For Period Ended September 30, 2012
T. Rowe Price Reserve Investment Fund	1,714,942	67,820,543	64,770,202	4,765,283	$2,869

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$673,100,129	$—	$—	$673,100,129
Total Short Term Investments*	198,903,247	—	—	198,903,247
Total Investments	$872,003,376	$—	$—	$872,003,376

*	See Schedule of Investments for additional detailed categorizations.

MSF-199

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stock—93.3% of Net Assets

Security Description	Shares	Value

Chemicals—1.0%
The Mosaic Co.	182,900	$10,536,869

Construction & Engineering—0.5%
Jacobs Engineering Group, Inc. (a)	125,100	5,057,793

Energy Equipment & Services—25.1%
Cameron International Corp. (a)	529,400	29,683,458
Diamond Offshore Drilling, Inc. (b)	330,500	21,750,205
Dril-Quip, Inc. (a) (b)	259,900	18,681,612
Ensco plc (b)	333,700	18,206,672
Halliburton Co.	1,148,600	38,696,334
Key Energy Services, Inc. (a)	381,800	2,672,600
National Oilwell Varco, Inc.	311,200	24,930,232
Noble Corp.	346,500	12,397,770
Patterson-UTI Energy, Inc. (b)	644,900	10,215,216
Schlumberger, Ltd.	561,500	40,613,295
Seadrill, Ltd. (NOK) (b)	571,100	22,350,860
Weatherford International, Ltd. (a)	709,100	8,991,388

		249,189,642

Machinery—1.1%
Cummins, Inc.	115,500	10,650,255

Metals & Mining—28.5%
African Minerals, Ltd. (GBP) (a) (b)	280,552	1,350,546
African Minerals, Ltd. (a)	412,448	1,895,718
BHP Billiton plc (GBP)	590,400	18,437,562
Cliffs Natural Resources, Inc. (b)	378,600	14,814,618
Eldorado Gold Corp. (b)	988,100	15,058,644
First Quantum Minerals, Ltd. (CAD) (b)	1,090,900	23,247,233
Freeport-McMoRan Copper & Gold, Inc.	333,700	13,207,846
Goldcorp, Inc.	423,500	19,417,475
IAMGOLD Corp.	1,277,000	20,189,370
Kinross Gold Corp.	1,048,604	10,706,247
New Gold, Inc. (a)	1,226,300	14,985,386
Newmont Mining Corp.	500,500	28,033,005
Osisko Mining Corp. (CAD) (a) (b)	1,495,900	14,820,533
Randgold Resources, Ltd. (ADR)	170,100	20,922,300
Rio Tinto plc (ADR) (b)	458,800	21,453,488
Steel Dynamics, Inc.	449,200	5,044,516
United States Steel Corp. (b)	362,500	6,912,875
Xstrata plc (GBP)	2,130,800	33,066,839

		283,564,201

Oil, Gas & Consumable Fuels—35.7%
Afren plc (GBP) (a)	7,950,589	18,053,288
Alpha Natural Resources, Inc. (a) (b)	232,820	1,529,627
Anadarko Petroleum Corp.	580,750	40,606,040
Apache Corp.	138,000	11,932,860
Berry Petroleum Co. (b)	128,324	5,213,804
Cimarex Energy Co. (b)	513,400	30,059,570
Cloud Peak Energy, Inc. (a)	279,100	5,051,710
Concho Resources, Inc. (a)	240,650	22,801,588
Consol Energy, Inc. (b)	564,700	16,969,235
Green Plains Renewable Energy, Inc. (a) (b)	128,300	751,838
Gulfport Energy Corp. (a) (b)	182,900	5,717,454
HollyFrontier Corp.	361,100	14,902,597
Marathon Oil Corp.	877,600	25,950,632

Oil, Gas & Consumable Fuels—(Continued)
Newfield Exploration Co. (a)	279,100	$8,741,412
Occidental Petroleum Corp.	346,500	29,819,790
Ophir Energy plc (GBP) (a)	651,300	6,407,833
Peabody Energy Corp.	215,000	4,792,350
Pioneer Natural Resources Co. (b)	298,400	31,152,960
Plains Exploration & Production Co. (a)	205,900	7,715,073
SM Energy Co.	417,100	22,569,281
Western Refining, Inc. (a) (b)	522,500	13,679,050
Whiting Petroleum Corp. (a)	558,300	26,452,254
Yanzhou Coal Mining Co., Ltd. (HKD) (b)	2,438,800	3,696,876

		354,567,122

Paper & Forest Products—1.4%
Louisiana-Pacific Corp. (a) (b)	1,116,500	13,956,250

Total Common Stock (Identified Cost $950,303,502)		927,522,132

Mutual Funds—1.3%

Exchange Traded Funds—1.3%
SPDR Gold Trust (a) (b)	73,800	12,695,076

Total Mutual Funds (Identified Cost $10,746,648)		12,695,076

Warrants—0.0%

Metals & Mining—0.0%
Kinross Gold Corp. (CAD) (a)	29,480	20,991

Total Warrants (Identified Cost $140,490)		20,991

Short Term Investments—20.6%

Mutual Funds—20.6%
AIM STIT-STIC Prime Portfolio	48,635,979	48,635,979
State Street Navigator Securities Lending Prime Portfolio (c)	156,135,126	156,135,126

Total Short Term Investments (Identified Cost $204,771,105)		204,771,105

Total Investments—115.2% (Identified Cost $1,165,961,745) (d)		1,145,009,304
Liabilities in excess of other assets		(151,119,496)

Net Assets—100.0%		$993,889,808

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $164,290,832 and the collateral received consisted of cash in the amount of $156,135,126 and non-cash collateral with a value of $14,365,258. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-200

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2012, the aggregate cost of investments was $1,165,961,745. The aggregate unrealized appreciation and depreciation of investments was $72,595,651 and $(93,548,092), respectively, resulting in net unrealized depreciation of $(20,952,441).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Chemicals	$10,536,869	$—	$—	$10,536,869
Construction & Engineering	5,057,793	—	—	5,057,793
Energy Equipment & Services	226,838,782	22,350,860	—	249,189,642
Machinery	10,650,255	—	—	10,650,255
Metals & Mining	230,709,254	52,854,947	—	283,564,201
Oil, Gas & Consumable Fuels	326,409,125	28,157,997	—	354,567,122
Paper & Forest Products	13,956,250	—	—	13,956,250
Total Common Stock	824,158,328	103,363,804	—	927,522,132
Total Mutual Funds*	12,695,076	—	—	12,695,076
Total Warrants*	20,991	—	—	20,991
Total Short Term Investments*	204,771,105	—	—	204,771,105
Total Investments	$1,041,645,500	$103,363,804	$—	$1,145,009,304

*	See Schedule of Investments for additional detailed categorizations.

MSF-201

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—43.7% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.4%
Raytheon Co. 3.125%, 10/15/20	$40,000	$42,903
The Boeing Co. 4.875%, 02/15/20	1,020,000	1,236,483
6.000%, 03/15/19	70,000	87,939
Triumph Group, Inc. 8.625%, 07/15/18 (a)	1,300,000	1,465,750
United Technologies Corp. 3.100%, 06/01/22	290,000	309,031
4.500%, 06/01/42	820,000	919,043

		4,061,149

Airlines—0.7%
Continental Airlines, Inc. (144A) 6.750%, 09/15/15	4,070,000	4,268,413
Delta Air Lines, Inc. 6.821%, 02/10/24	986,476	1,090,056
8.021%, 02/10/24	789,330	852,476
Delta Air Lines, Inc. (144A) 9.500%, 09/15/14 (a)	336,000	352,800
Northwest Airlines 1999-2 Class A Pass-Through Trust 7.575%, 09/01/20	25,820	27,756
UAL 2009-2A Pass-Through Trust 9.750%, 07/15/18	143,520	164,330

		6,755,831

Automobiles—0.1%
Chrysler Group, LLC 8.250%, 06/15/21 (a)	740,000	788,100

Beverages—0.7%
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	460,000	466,516
5.000%, 04/15/20	330,000	398,476
5.375%, 01/15/20	2,130,000	2,644,759
Molson Coors Brewing Co. 3.500%, 05/01/22	110,000	116,551
PepsiCo., Inc. 0.700%, 08/13/15	1,580,000	1,585,461
7.900%, 11/01/18	116,000	157,264
Pernod-Ricard S.A. (144A) 2.950%, 01/15/17 (a)	420,000	438,186
4.450%, 01/15/22	1,630,000	1,797,000

		7,604,213

Building Products—0.4%
Building Materials Corp. of America (144A) 6.750%, 05/01/21 (a)	10,000	10,950
7.500%, 03/15/20	3,400,000	3,723,000

		3,733,950

Capital Markets—1.1%
Deutsche Telekom International Finance BV 5.750%, 03/23/16 (a)	1,055,000	1,201,838
Goldman Sachs Capital II 4.000%, 06/01/43 (b)	3,880,000	2,922,261

Capital Markets—(Continued)
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (c)	$3,870,000	$387
Lehman Brothers Holdings E-Capital Trust I 3.589%, 08/19/65 (c)	1,190,000	119
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (c)	3,280,000	328
Merrill Lynch & Co., Inc. 6.875%, 04/25/18	390,000	467,264
Morgan Stanley 0.905%, 10/18/16 (b)	620,000	576,209
4.750%, 04/01/14 (a)	240,000	248,446
4.750%, 03/22/17 (a)	190,000	203,711
State Street Corp. 4.956%, 03/15/18	140,000	154,734
The Goldman Sachs Group, Inc. 4.750%, 07/15/13	60,000	61,909
5.250%, 10/15/13	360,000	375,726
5.250%, 07/27/21	2,310,000	2,546,625
5.375%, 03/15/20	240,000	267,832
5.450%, 11/01/12	100,000	100,392
6.000%, 05/01/14	280,000	300,574
6.250%, 02/01/41	370,000	428,078
7.500%, 02/15/19	30,000	37,206
UBS AG 2.250%, 01/28/14	500,000	507,905
3.875%, 01/15/15 (a)	670,000	710,114
Vesey Street Investment Trust I 4.404%, 09/01/16 (b)	490,000	524,320

		11,635,978

Chemicals—0.3%
Ecolab, Inc. 4.350%, 12/08/21	330,000	374,376
LyondellBasell Industries NV 5.000%, 04/15/19	1,190,000	1,264,375
5.750%, 04/15/24 (a)	1,190,000	1,353,625
Potash Corp of Saskatchewan, Inc. 4.875%, 03/30/20 (a)	60,000	69,516

		3,061,892

Commercial Banks—3.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (144A) 3.850%, 01/22/15 (a)	1,110,000	1,174,825
Barclays Bank plc (144A) 6.050%, 12/04/17	240,000	258,256
10.179%, 06/12/21	100,000	129,913
BNP Paribas S.A. 2.375%, 09/14/17	1,300,000	1,305,617
Commonwealth Bank of Australia 1.250%, 09/18/15 (a)	1,770,000	1,774,691
Commonwealth Bank of Australia (144A) 3.750%, 10/15/14	950,000	1,001,870
5.000%, 10/15/19 (a)	410,000	470,491
Cooperatieve Centrale Raiffeisen-Boerenleenbank 3.375%, 01/19/17 (a)	1,170,000	1,241,850

MSF-202

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Credit Agricole S.A. (144A) 8.375%, 12/31/49 (a) (b)	$1,850,000	$1,799,125
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (b)	50,000	49,188
Landsbanki Islands Hf (144A) 6.100%, 08/25/11 (c) (d)	2,000,000	117,500
National Australia Bank, Ltd. 1.600%, 08/07/15	650,000	656,539
Nordea Bank AB (144A) 3.700%, 11/13/14	740,000	776,053
4.875%, 05/13/21 (a)	1,810,000	1,900,934
Rabobank Nederland NV (144A) 11.000%, 12/29/49 (b)	855,000	1,123,256
Resona Preferred Global Securities, Ltd. (144A) 7.191%, 12/29/49 (a) (b)	200,000	215,244
Royal Bank of Scotland Group plc 2.550%, 09/18/15 (a)	1,230,000	1,244,799
5.000%, 10/01/14 (a)	810,000	834,155
7.640%, 03/31/49 (b)	400,000	327,000
7.648%, 08/29/49 (b)	200,000	194,000
Royal Bank of Scotland plc 7.250%, 03/10/14 (AUD)	3,350,000	3,590,971
Sumitomo Mitsui Banking Corp. (144A) 3.150%, 07/22/15	200,000	210,386
Wachovia Corp. 5.250%, 08/01/14	4,550,000	4,890,681
Wells Fargo & Co. 2.100%, 05/08/17 (a)	2,000,000	2,069,170
3.676%, 06/15/16	2,770,000	3,015,201
4.600%, 04/01/21	200,000	231,020

		30,602,735

Commercial Services & Supplies—1.2%
International Lease Finance Corp. 5.875%, 05/01/13	50,000	51,125
6.250%, 05/15/19 (a)	2,110,000	2,268,250
8.250%, 12/15/20 (a)	2,000,000	2,380,000
8.750%, 03/15/17	2,880,000	3,369,600
International Lease Finance Corp. (144A) 6.500%, 09/01/14	50,000	53,750
6.750%, 09/01/16	250,000	280,938
Waste Management, Inc. 7.375%, 05/15/29	340,000	451,320
West Corp. 8.625%, 10/01/18	1,300,000	1,365,000
Wyle Services Corp. (144A) 10.500%, 04/01/18	1,800,000	1,944,000

		12,163,983

Consumer Finance—1.4%
Ally Financial, Inc. 1.750%, 10/30/12	1,800,000	1,802,216
American Express Co. 6.800%, 09/01/66 (b)	3,270,000	3,498,900
American Express Credit Corp. 5.125%, 08/25/14	80,000	86,539

Consumer Finance—(Continued)
Daimler Finance North America, LLC (144A) 1.300%, 07/31/15	$700,000	$702,755
2.625%, 09/15/16	1,450,000	1,512,784
Ford Motor Credit Co., LLC 8.000%, 12/15/16	1,500,000	1,792,957
8.125%, 01/15/20	2,250,000	2,826,830
SLM Corp. 3.875%, 09/10/15	1,140,000	1,174,818
5.000%, 04/15/15 (a)	60,000	63,377
5.050%, 11/14/14	360,000	379,984
5.625%, 08/01/33	290,000	273,760
8.000%, 03/25/20	210,000	242,550

		14,357,470

Containers & Packaging—0.5%
Ardagh Packaging Finance plc (144A) 9.125%, 10/15/20 (a)	2,000,000	2,120,000
Ball Corp. 5.750%, 05/15/21	930,000	1,002,075
6.750%, 09/15/20	600,000	660,000
Reynolds Group Issuer, Inc. 6.875%, 02/15/21 (b)	480,000	506,400
7.125%, 04/15/19	400,000	422,000
Rock-Tenn Co. (144A) 3.500%, 03/01/20	430,000	438,220
4.000%, 03/01/23	500,000	508,080

		5,656,775

Diversified Consumer Services—0.1%
Service Corp. International 7.500%, 04/01/27	350,000	371,000
7.625%, 10/01/18 (a)	125,000	148,125

		519,125

Diversified Financial Services—8.5%
American Honda Finance Corp. (144A) 1.000%, 08/11/15 (a)	1,480,000	1,482,997
Anadarko Finance Co. 7.500%, 05/01/31 (a)	100,000	133,895
ANZ National, Ltd. (144A) 1.850%, 10/15/15	690,000	697,773
Bank of America Corp. 3.875%, 03/22/17 (a)	390,000	419,694
4.500%, 04/01/15	1,850,000	1,981,713
5.000%, 05/13/21	1,010,000	1,110,173
5.420%, 03/15/17	2,830,000	3,059,083
5.750%, 12/01/17	160,000	184,089
6.500%, 08/01/16	2,960,000	3,423,270
Barrick North America Finance, LLC 4.400%, 05/30/21	930,000	1,011,799
BHP Billiton Finance USA, Ltd. 3.250%, 11/21/21	1,070,000	1,134,518
6.500%, 04/01/19	1,350,000	1,718,547
Boeing Capital Corp. 4.700%, 10/27/19	570,000	676,434
BP Capital Markets plc 3.245%, 05/06/22	1,460,000	1,544,940

MSF-203

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
BP Capital Markets plc 3.561%, 11/01/21	$140,000	$151,439
5.250%, 11/07/13	1,500,000	1,577,662
Citigroup, Inc. 3.953%, 06/15/16	1,130,000	1,209,055
5.000%, 09/15/14	1,600,000	1,687,552
5.125%, 05/05/14	25,000	26,417
5.500%, 10/15/14	230,000	248,018
6.000%, 12/13/13	130,000	137,873
6.000%, 08/15/17	1,060,000	1,234,679
6.010%, 01/15/15	1,910,000	2,093,213
6.375%, 08/12/14	340,000	369,994
6.875%, 03/05/38	1,130,000	1,485,032
Diageo Capital plc 4.828%, 07/15/20 (a)	1,330,000	1,567,587
Diageo Finance BV 3.250%, 01/15/15	80,000	84,523
Diageo Investment Corp. 2.875%, 05/11/22	1,120,000	1,167,632
Fresenius Medical Care U.S. Finance, Inc. 6.875%, 07/15/17	830,000	954,500
General Electric Capital Corp. 1.625%, 07/02/15	570,000	579,970
4.375%, 09/16/20	90,000	99,252
4.625%, 01/07/21 (a)	80,000	89,341
5.300%, 02/11/21 (a)	30,000	34,427
5.875%, 01/14/38	980,000	1,167,828
6.375%, 11/15/67 (b)	4,530,000	4,780,056
6.875%, 01/10/39	2,900,000	3,874,704
GlaxoSmithKline Capital plc 2.850%, 05/08/22	1,230,000	1,277,501
Hyundai Capital America (144A) 2.125%, 10/02/17	400,000	400,056
ILFC E-Capital Trust II (144A) 6.250%, 12/21/65 (b)	330,000	260,700
Inmarsat Finance plc (144A) 7.375%, 12/01/17	760,000	820,800
John Deere Capital Corp. 2.250%, 04/17/19	520,000	541,628
JPMorgan Chase & Co.
4.250%, 10/15/20	50,000	54,630
4.350%, 08/15/21 (a)	200,000	220,436
4.500%, 01/24/22	370,000	410,422
5.125%, 09/15/14	3,290,000	3,530,190
5.150%, 10/01/15 (a)	2,590,000	2,865,162
6.125%, 06/27/17	200,000	235,471
MarkWest Energy Finance Corp. 6.500%, 08/15/21 (a)	1,400,000	1,501,500
Nielsen Finance, LLC 7.750%, 10/15/18	3,690,000	4,160,475
Petrobras International Finance Co. 3.875%, 01/27/16	750,000	793,357
5.375%, 01/27/21	3,320,000	3,740,880
5.750%, 01/20/20	513,000	584,716
6.125%, 10/06/16	586,000	663,861
Reed Elsevier Capital, Inc. 8.625%, 01/15/19	800,000	1,027,465

Diversified Financial Services—(Continued)
Regency Energy Finance Corp. 6.500%, 07/15/21	$4,580,000	$4,900,600
Rio Tinto Finance USA, Ltd. 1.875%, 11/02/15	10,000	10,275
2.500%, 05/20/16 (a)	270,000	281,934
3.500%, 11/02/20	130,000	137,145
3.750%, 09/20/21	460,000	490,029
4.125%, 05/20/21 (a)	330,000	364,989
6.500%, 07/15/18	610,000	759,877
9.000%, 05/01/19	1,070,000	1,463,122
Santander U.S. Debt S.A. Unipersonal (144A) 3.724%, 01/20/15	100,000	99,250
Shell International Finance BV 4.375%, 03/25/20	400,000	468,494
6.375%, 12/15/38	480,000	691,296
Sprint Capital Corp. 6.875%, 11/15/28	6,650,000	6,118,000
8.750%, 03/15/32	2,520,000	2,608,200
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21 (a)	120,000	130,082
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	190,000	205,963
UPCB Finance III, Ltd. (144A) 6.625%, 07/01/20 (a)	700,000	733,250
VIP Finance Ireland, Ltd. (144A) 8.375%, 04/30/13	160,000	165,278
Virgin Media Secured Finance plc 6.500%, 01/15/18	620,000	678,900
Wells Fargo Capital X 5.950%, 12/01/86	1,090,000	1,106,350
WPP Finance U.K. 8.000%, 09/15/14	330,000	370,453

		88,072,416

Diversified Telecommunication Services—1.9%
AT&T, Inc. 3.875%, 08/15/21	500,000	565,958
5.500%, 02/01/18	3,200,000	3,881,872
5.550%, 08/15/41	80,000	99,584
5.600%, 05/15/18 (a)	80,000	98,029
6.550%, 02/15/39	200,000	271,098
Cogent Communications Group, Inc. (144A) 8.375%, 02/15/18	1,250,000	1,356,250
Hughes Satellite Systems Corp. 7.625%, 06/15/21	1,500,000	1,661,250
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20 (a)	3,330,000	3,588,075
7.500%, 04/01/21	2,673,000	2,893,523
Telefonica Emisiones S.A.U. 5.134%, 04/27/20 (a)	240,000	235,500
5.462%, 02/16/21 (a)	120,000	117,600
5.877%, 07/15/19 (a)	260,000	261,300
6.221%, 07/03/17	60,000	62,700
6.421%, 06/20/16 (a)	80,000	84,500
UPC Holding BV (144A) 9.875%, 04/15/18	395,000	434,500

MSF-204

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
Verizon Communications, Inc. 6.100%, 04/15/18	$900,000	$1,124,898
6.350%, 04/01/19 (a)	790,000	1,012,899
8.950%, 03/01/39 (a)	130,000	226,534
Windstream Corp. 7.500%, 04/01/23	2,000,000	2,090,000

		20,066,070

Electric Utilities—1.6%
Calpine Corp. (144A) 7.875%, 07/31/20 (a)	2,465,000	2,693,012
Duke Energy Carolinas, LLC 5.300%, 02/15/40	1,700,000	2,079,768
5.625%, 11/30/12	80,000	80,660
Energy Future Intermediate Co., LLC 10.000%, 12/01/20 (b)	5,096,000	5,733,000
Exelon Corp. 5.625%, 06/15/35	675,000	770,130
FirstEnergy Corp. 7.375%, 11/15/31	2,650,000	3,471,145
Pacific Gas & Electric Co. 6.050%, 03/01/34	970,000	1,274,866
8.250%, 10/15/18 (a)	360,000	494,369

		16,596,950

Energy Equipment & Services—0.9%
Baker Hughes, Inc. 3.200%, 08/15/21	1,060,000	1,152,603
Cie Generale de Geophysique-Veritas 6.500%, 06/01/21 (a)	2,840,000	2,925,200
7.750%, 05/15/17	555,000	577,200
Hercules Offshore, Inc. (144A) 10.500%, 10/15/17	795,000	837,731
Key Energy Services, Inc. 6.750%, 03/01/21 (a)	1,300,000	1,319,500
Offshore Group Investment, Ltd. 11.500%, 08/01/15 (a)	1,500,000	1,657,500
SESI, LLC 7.125%, 12/15/21	1,050,000	1,160,250

		9,629,984

Food & Staples Retailing—0.3%
CVS Caremark Corp. 6.600%, 03/15/19 (a)	710,000	907,347
CVS Pass-Through Trust 6.943%, 01/10/30	1,171,030	1,426,502
Safeway, Inc. 4.750%, 12/01/21 (a)	930,000	948,155

		3,282,004

Food Products—0.4%
Kraft Foods Group, Inc. (144A) 3.500%, 06/06/22	1,190,000	1,257,343
5.375%, 02/10/20	1,026,000	1,219,403
Kraft Foods, Inc. 5.375%, 02/10/20	934,000	1,126,746

		3,603,492

Gas Utilities—0.0%
Southern Natural Gas Co. 8.000%, 03/01/32	$25,000	$35,363
Southern Natural Gas Co. (144A) 5.900%, 04/01/17	20,000	23,467

		58,830

Health Care Equipment & Supplies—0.1%
Medtronic, Inc. 3.125%, 03/15/22 (a)	80,000	85,192
4.450%, 03/15/20	620,000	720,595

		805,787

Health Care Providers & Services—2.1%
Aristotle Holding, Inc. (144A) 3.500%, 11/15/16	3,040,000	3,286,617
HCA, Inc. 5.750%, 03/15/14	90,000	94,500
6.250%, 02/15/13	1,201,000	1,217,514
6.375%, 01/15/15	1,500,000	1,616,250
Humana, Inc. 7.200%, 06/15/18	540,000	654,452
Tenet Healthcare Corp. 8.875%, 07/01/19	8,468,000	9,568,840
UnitedHealth Group, Inc. 5.700%, 10/15/40	10,000	12,126
5.800%, 03/15/36	20,000	24,183
6.000%, 02/15/18	1,570,000	1,928,224
Vanguard Health Holding Co. II, LLC 8.000%, 02/01/18 (a)	1,080,000	1,152,900
WellPoint, Inc. 1.250%, 09/10/15	350,000	352,444
3.125%, 05/15/22	880,000	878,383
3.700%, 08/15/21	440,000	460,270
5.875%, 06/15/17	150,000	178,453
7.000%, 02/15/19	650,000	810,866

		22,236,022

Hotels, Restaurants & Leisure—1.1%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	1,135,000	1,220,125
CityCenter Holdings, LLC 7.625%, 01/15/16 (a)	380,000	405,650
El Pollo Loco, Inc. (144A) 17.000%, 01/01/18 (b)	1,786,285	1,857,736
Harrah’s Operating Co., Inc. 10.750%, 02/01/16	1,570,000	1,252,075
9.000%, 03/15/20	1,040,000	1,160,900
10.375%, 05/15/14	575,000	646,875
11.125%, 11/15/17	1,380,000	1,526,625
Mohegan Tribal Gaming Authority (144A) 11.500%, 11/01/17 (a)	870,000	917,850
NCL Corp., Ltd. 9.500%, 11/15/18	1,770,000	1,960,275
11.750%, 11/15/16	400,000	461,000
Station Casinos, Inc. 6.500%, 02/01/14 (c) (d)	175,000	0

		11,409,111

MSF-205

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Household Durables—0.0%
NVR, Inc. 3.950%, 09/15/22	$320,000	$328,127

Independent Power Producers & Energy Traders—0.7%
Calpine Construction Finance Co. (144A) 8.000%, 06/01/16	1,050,000	1,128,750
Dynegy-Roseton/Danskammer Pass-Through Trust 7.670%, 11/08/16	500,000	310,000
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	5,056,588	5,638,096
The AES Corp. 7.750%, 10/15/15	520,000	587,600

		7,664,446

Insurance—0.5%
American International Group, Inc. 5.850%, 01/16/18	390,000	452,374
6.250%, 03/15/87	1,010,000	1,020,100
6.400%, 12/15/20	460,000	560,322
8.250%, 08/15/18	820,000	1,054,446
Berkshire Hathaway, Inc. 3.200%, 02/11/15	850,000	901,652
Teachers Insurance & Annuity Association of America (144A) 6.850%, 12/16/39	1,180,000	1,620,355

		5,609,249

IT Services—0.4%
First Data Corp. 9.875%, 09/24/15 (a)	1,000,000	1,020,000
First Data Corp. (144A) 6.750%, 11/01/20	350,000	347,813
7.375%, 06/15/19	2,210,000	2,279,062

		3,646,875

Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21 (a)	370,000	395,900

Machinery—0.2%
Dematic S.A. (144A) 8.750%, 05/01/16	1,950,000	2,086,500

Marine—0.2%
CMA CGM S.A. (144A) 8.500%, 04/15/17 (a)	1,500,000	1,042,500
Navios Maritime Acquisition Corp. 8.625%, 11/01/17	986,000	939,165

		1,981,665

Media—2.7%
CCO Holdings, LLC 6.500%, 04/30/21 (a)	3,550,000	3,798,500
7.000%, 01/15/19	90,000	97,425

Media—(Continued)
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	$50,000	$51,777
9.455%, 11/15/22	380,000	567,354
Comcast Cable Communications, LLC 8.875%, 05/01/17	700,000	917,682
Comcast Corp. 5.650%, 06/15/35	10,000	11,709
5.700%, 05/15/18	1,000,000	1,216,261
5.875%, 02/15/18	190,000	231,150
6.500%, 01/15/15	850,000	957,364
DISH DBS Corp. 6.625%, 10/01/14	90,000	97,650
6.750%, 06/01/21	1,875,000	2,043,750
7.125%, 02/01/16	2,345,000	2,591,225
7.750%, 05/31/15	50,000	56,250
7.875%, 09/01/19	3,985,000	4,632,562
News America, Inc. 6.200%, 12/15/34	20,000	24,087
6.650%, 11/15/37	110,000	139,584
Time Warner Cable, Inc. 4.000%, 09/01/21	1,780,000	1,962,598
4.125%, 02/15/21	10,000	11,055
5.500%, 09/01/41 (a) (b)	560,000	633,688
6.750%, 06/15/39 (a)	550,000	716,812
8.250%, 04/01/19	1,540,000	2,067,022
8.750%, 02/14/19	210,000	285,923
Time Warner, Inc. 6.250%, 03/29/41	100,000	126,689
7.625%, 04/15/31	140,000	195,568
United Business Media, Ltd. (144A) 5.750%, 11/03/20	50,000	52,341
Unitymedia Hessen GmbH & Co. KG (144A) 8.125%, 12/01/17	500,000	537,500
Univision Communications, Inc. (144A) 6.875%, 05/15/19	1,000,000	1,030,000
7.875%, 11/01/20	2,700,000	2,889,000

		27,942,526

Metals & Mining—1.6%
Arch Coal, Inc. 7.000%, 06/15/19 (a)	1,130,000	949,200
Barrick Gold Corp. 3.850%, 04/01/22	460,000	482,891
6.950%, 04/01/19 (a)	680,000	842,548
Cliffs Natural Resources, Inc. 4.875%, 04/01/21 (a)	140,000	137,029
FMG Resources August 2006 Pty, Ltd. (144A) 6.375%, 02/01/16 (a)	150,000	145,875
Freeport-McMoRan Copper & Gold., Inc. 3.550%, 03/01/22	1,785,000	1,786,803
Midwest Vanadium Pty, Ltd. (144A) 11.500%, 02/15/18 (a)	4,700,000	2,867,000
Novelis, Inc. 8.750%, 12/15/20	270,000	299,025
Steel Dynamics, Inc. 6.750%, 04/01/15	65,000	65,975
7.625%, 03/15/20 (a)	3,210,000	3,482,850

MSF-206

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Vale Overseas, Ltd. 4.375%, 01/11/22	$2,617,000	$2,750,888
6.875%, 11/21/36	1,770,000	2,049,444
8.250%, 01/17/34 (a)	160,000	207,178
Vedanta Resources plc (144A) 8.750%, 01/15/14 (a)	780,000	813,150

		16,879,856

Multi-Utilities—0.0%
Dominion Resources, Inc. 8.875%, 01/15/19	90,000	122,619

Oil, Gas & Consumable Fuels—7.0%
Anadarko Petroleum Corp. 6.375%, 09/15/17	850,000	1,024,775
Apache Corp. 3.250%, 04/15/22 (a)	1,950,000	2,096,143
4.750%, 04/15/43	60,000	68,559
5.100%, 09/01/40	80,000	95,991
Chesapeake Energy Corp. 6.500%, 08/15/17 (a)	450,000	469,125
6.775%, 03/15/19 (a)	2,400,000	2,406,000
7.250%, 12/15/18	140,000	150,500
9.500%, 02/15/15 (a)	1,020,000	1,123,275
Concho Resources, Inc. 5.500%, 10/01/22	220,000	229,350
6.500%, 01/15/22	2,800,000	3,087,000
ConocoPhillips Holding Co. 6.950%, 04/15/29	1,015,000	1,436,506
Consol Energy, Inc. 8.250%, 04/01/20 (a)	2,230,000	2,335,925
Continental Resources, Inc. 7.125%, 04/01/21	3,690,000	4,151,250
Devon Energy Corp. 3.250%, 05/15/22	450,000	468,204
5.600%, 07/15/41	1,580,000	1,874,607
El Paso Corp. 7.375%, 12/15/12	123,000	124,349
7.800%, 08/01/31	67,000	77,851
El Paso Natural Gas Co. 8.375%, 06/15/32	330,000	475,634
Energy Transfer Partners, L.P. 9.000%, 04/15/19	1,320,000	1,701,678
Enterprise Products Operating, LLC 4.050%, 02/15/22	40,000	43,724
5.250%, 01/31/20 (b)	20,000	23,431
5.700%, 02/15/42	1,560,000	1,802,589
5.950%, 02/01/41	200,000	236,585
6.125%, 10/15/39	80,000	96,148
9.750%, 01/31/14	1,820,000	2,027,238
EXCO Resources, Inc. 7.500%, 09/15/18 (a)	1,000,000	935,000
Hess Corp. 7.300%, 08/15/31	950,000	1,271,690
7.875%, 10/01/29	250,000	345,960
8.125%, 02/15/19	110,000	145,542
Kerr-McGee Corp.
6.950%, 07/01/24	620,000	800,376
7.875%, 09/15/31	1,395,000	1,872,853

Oil, Gas & Consumable Fuels—(Continued)
Kinder Morgan Energy Partners, L.P.
6.000%, 02/01/17	$1,420,000	$1,667,718
MarkWest Energy Partners, L.P.
5.500%, 02/15/23 (a)	2,320,000	2,430,200
Noble Energy, Inc.
4.150%, 12/15/21	1,120,000	1,209,744
8.250%, 03/01/19	560,000	725,094
Occidental Petroleum Corp.
2.700%, 02/15/23	1,080,000	1,110,186
3.125%, 02/15/22	900,000	967,891
Overseas Shipholding Group, Inc.
7.500%, 02/15/24	340,000	190,400
Parker Drilling Co.
9.125%, 04/01/18	2,000,000	2,155,000
Peabody Energy Corp.
6.500%, 09/15/20 (a)	1,990,000	2,034,775
Pemex Project Funding Master Trust
6.625%, 06/15/35	3,035,000	3,808,925
Petroleos Mexicanos
5.500%, 01/21/21	1,120,000	1,313,200
Plains Exploration & Production Co.
8.625%, 10/15/19	205,000	228,575
QEP Resources, Inc.
6.875%, 03/01/21	2,130,000	2,406,900
Quicksilver Resources, Inc.
11.750%, 01/01/16	1,030,000	1,040,300
Range Resources Corp.
5.000%, 08/15/22	870,000	917,850
5.750%, 06/01/21	570,000	612,750
8.000%, 05/15/19	2,830,000	3,141,300
Sandridge Energy, Inc. (144A)
7.500%, 02/15/23	1,820,000	1,874,600
Sinopec Group Overseas Development 2012, Ltd. (144A)
2.750%, 05/17/17	690,000	715,455
Teekay Corp.
8.500%, 01/15/20 (a)	1,560,000	1,638,000
Valero Energy Corp.
4.750%, 06/15/13	50,000	51,290
Williams Cos., Inc.
7.500%, 01/15/31	45,000	56,398
7.750%, 06/15/31	14,000	17,907
7.875%, 09/01/21	756,000	991,217
8.750%, 03/15/32	435,000	603,461
WPX Energy, Inc.
6.000%, 01/15/22	6,810,000	7,320,750

		72,227,744

Paper & Forest Products—0.5%
Appleton Papers, Inc.
11.250%, 12/15/15	3,000,000	3,000,000
Celulosa Arauco y Constitucion S.A.
4.750%, 01/11/22	690,000	720,510
NewPage Corp.
11.375%, 12/31/14 (a)	1,325,000	834,750
Verso Paper Holdings, LLC
8.750%, 02/01/19 (a)	800,000	384,000

		4,939,260

MSF-207

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Pharmaceuticals—0.3%
Abbott Laboratories
5.125%, 04/01/19	$60,000	$72,270
Pfizer, Inc.
6.200%, 03/15/19	690,000	879,061
Roche Holdings, Inc. (144A)
6.000%, 03/01/19	820,000	1,029,503
Watson Pharmaceuticals, Inc.
1.875%, 10/01/17	470,000	475,231
Wyeth
5.500%, 03/15/13 (b)	50,000	51,186
5.950%, 04/01/37	500,000	677,620

		3,184,871

Professional Services—0.1%
Altegrity, Inc. (144A)
11.750%, 05/01/16	1,440,000	1,195,200

Real Estate Management & Development—0.2%
Realogy Corp. (144A)
11.000%, 04/15/18	2,000,000	1,920,000

Road & Rail—0.9%
Florida East Coast Railway Corp.
8.125%, 02/01/17	2,000,000	2,105,000
Kansas City Southern de Mexico S.A. de C.V. 6.125%, 06/15/21 (a)	4,390,000	4,927,775
12.500%, 04/01/16 (a)	1,603,000	1,783,337

		8,816,112

Semiconductors & Semiconductor Equipment—0.0%
National Semiconductor Corp. 6.600%, 06/15/17	160,000	200,181

Specialty Retail—0.0%
Limited Brands, Inc. 6.950%, 03/01/33 (a)	60,000	59,400

Tobacco—1.1%
Alliance One International, Inc. 10.000%, 07/15/16	3,850,000	3,984,750
Altria Group, Inc. 2.850%, 08/09/22	1,220,000	1,217,166
4.750%, 05/05/21 (a)	1,710,000	1,956,358
8.500%, 11/10/13	840,000	911,546
Philip Morris International, Inc. 2.500%, 08/22/22	730,000	731,454
2.900%, 11/15/21	1,240,000	1,291,821
4.500%, 03/20/42	760,000	837,177
Reynolds American, Inc. 6.750%, 06/15/17	575,000	695,996

		11,626,268

Wireless Telecommunication Services—0.3%
America Movil S.A.B. de C.V. 5.000%, 03/30/20	730,000	854,685
5.625%, 11/15/17 (a)	540,000	647,772

Wireless Telecommunication Services—(Continued)
Cricket Communications, Inc. 7.750%, 05/15/16	$645,000	$680,475
Rogers Communications, Inc. 6.800%, 08/15/18 (a)	480,000	606,562

		2,789,494

Yankee—0.2%
BBVA U.S. Senior SAU 3.250%, 05/16/14	1,710,000	1,696,867
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	275,000	279,813

		1,976,680

Total Corporate Bonds & Notes (Identified Cost $435,460,380)		452,294,840

U.S. Treasury & Government Agencies—34.8%

Agency Sponsored Mortgage-Backed—24.5%
Fannie Mae 15 Yr. 2.500%, TBA	3,400,000	3,568,813
3.000%, TBA	21,500,000	22,790,000
Fannie Mae 15 Yr. Pool 6.500%, 09/01/16	14,909	16,012
6.500%, 01/01/17	13,083	14,050
Fannie Mae 20 Yr. Pool 4.500%, 04/01/31	476,029	518,527
4.500%, 05/01/31	1,340,669	1,460,356
4.500%, 06/01/31	470,875	515,266
8.500%, 08/01/19	29,255	33,483
Fannie Mae 30 Yr. 2.500%, TBA	6,400,000	6,571,901
3.000%, TBA	11,900,000	12,530,328
3.500%, TBA	11,500,000	12,333,750
4.500%, TBA	9,100,000	9,849,329
Fannie Mae 30 Yr. Pool 4.000%, 09/01/41	12,889,298	13,908,310
4.000%, 10/01/41	781,740	843,563
4.000%, 11/01/41	978,657	1,056,054
4.000%, 06/01/42	2,882,963	3,131,683
4.500%, 10/01/41	6,084,944	6,610,890
5.000%, 01/01/39	51,528	57,619
5.000%, 08/01/39	123,996	138,654
5.000%, 11/01/39	23,783	26,594
5.000%, 12/01/39	68,625	76,738
5.000%, 05/01/40	320,969	358,912
5.000%, 07/01/40	122,245	136,696
5.000%, 11/01/40	3,252,464	3,636,952
5.000%, 01/01/41	79,408	88,795
5.000%, 02/01/41	175,850	196,638
5.000%, 04/01/41	346,413	387,363
5.000%, 05/01/41	6,867,367	7,679,186
5.000%, 06/01/41	551,473	616,665
5.500%, 12/01/16	21,427	23,240
5.500%, 11/01/36	93,280	102,409
6.000%, 03/01/32	8,686	9,809
6.000%, 04/01/32	180,963	204,815
6.500%, 03/01/16	1,094	1,175

MSF-208

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.500%, 12/01/16	$17,219	$18,492
6.500%, 08/01/31	1,494	1,737
6.500%, 10/01/31	2,260	2,628
6.500%, 03/01/32	28,172	32,579
6.500%, 11/01/34	12,992	14,864
6.500%, 02/01/36	6,195	7,054
6.500%, 04/01/36	143,809	163,765
6.500%, 11/01/36	147,375	167,827
6.500%, 06/01/37	157,186	177,806
6.500%, 10/01/39	8,445,895	9,624,124
7.000%, 05/01/26	2,084	2,480
7.000%, 07/01/30	319	383
7.000%, 12/01/30	409	491
7.000%, 01/01/31	519	623
7.000%, 07/01/31	2,918	3,500
7.000%, 09/01/31	14,393	17,262
7.000%, 10/01/31	5,478	6,570
7.000%, 11/01/31	4,132	4,956
7.000%, 01/01/32	14,224	17,038
7.000%, 02/01/32	8,060	9,655
7.000%, 04/01/32	43,615	52,243
7.500%, 12/01/29	567	585
7.500%, 02/01/30	874	946
7.500%, 06/01/30	1,053	1,104
7.500%, 08/01/30	103	107
7.500%, 09/01/30	1,813	2,218
7.500%, 11/01/30	11,941	12,966
7.500%, 02/01/31	6,788	7,243
7.500%, 07/01/31	32,014	35,352
8.000%, 08/01/27	2,360	2,840
8.000%, 07/01/30	1,731	2,150
8.000%, 09/01/30	880	1,000
8.000%, 01/01/31	79,359	98,745
Fannie Mae Pool 3.500%, 08/01/42	1,896,116	2,054,704
3.500%, 09/01/42	1,198,269	1,296,845
Fannie Mae REMICS
0.567%, 05/25/34 (b)	530,500	531,923
6.284%, 10/25/40 (b) (e)	1,948,223	289,842
6.314%, 12/25/40 (b) (e)	4,557,034	673,150
6.314%, 01/25/41 (b) (e)	4,834,145	853,762
6.334%, 10/25/41 (b) (e)	5,874,348	1,132,920
6.384%, 04/25/42 (b) (e)	3,481,417	676,596
6.434%, 03/25/42 (b)	400,000	363,698
6.434%, 03/25/42 (b) (e)	2,300,000	448,873
6.464%, 07/25/41 (b) (e)	1,701,659	275,859
9.750%, 11/25/18	981,340	1,139,896
9.750%, 08/25/19	333,180	381,987
10.400%, 04/25/19	520	562
FHLMC Multifamily Structured Pass-Through Certificates 1.219%, 01/25/20 (b) (e)	214,542	12,985
1.403%, 04/25/20 (b) (e)	516,658	35,276
1.416%, 06/25/21 (b) (e)	14,432,368	1,236,464
1.447%, 04/25/21 (b) (e)	4,689,021	396,208
1.606%, 12/25/21 (b) (e)	2,330,209	232,846
1.676%, 08/25/20 (b) (e)	303,909	25,679

Agency Sponsored Mortgage-Backed—(Continued)
FHLMC Multifamily Structured Pass-Through Certificates
1.725%, 02/25/18 (b) (e)	$15,543,138	$1,097,190
1.740%, 10/25/21 (b) (e)	6,454,446	707,272
1.834%, 06/25/20 (b) (e)	764,830	73,065
1.844%, 07/25/21 (b) (e)	4,404,354	499,150
2.094%, 05/25/18 (b) (e)	6,660,188	662,289
Freddie Mac 15 Yr.
2.500%, TBA	11,100,000	11,656,734
Freddie Mac 15 Yr. Gold Pool
7.000%, 02/01/15	3,920	4,172
7.000%, 05/01/16	15,296	16,447
Freddie Mac 30 Yr.
3.000%, TBA	4,000,000	4,216,875
3.500%, TBA	3,900,000	4,181,531
4.000%, TBA	2,400,000	2,683,747
4.000%, TBA	5,300,000	5,696,672
Freddie Mac 30 Yr. Gold Pool
5.000%, 12/01/34	45,277	49,204
5.000%, 11/01/36	328,268	357,358
5.000%, 11/01/41	2,511,314	2,747,983
5.500%, 11/01/35	64,745	70,962
5.500%, 11/01/37	44,443	48,558
5.500%, 01/01/38	77,932	85,002
5.500%, 04/01/38	149,063	162,585
5.500%, 12/01/38	7,523,735	8,255,620
6.000%, 12/01/36	6,178	6,801
6.000%, 02/01/37	243,647	268,200
6.000%, 06/01/38	920,201	1,013,737
6.000%, 11/01/39	11,024,861	12,156,937
6.500%, 09/01/31	81,648	94,987
Freddie Mac ARM Non-Gold Pool
2.184%, 05/01/37 (b)	91,288	95,892
2.320%, 02/01/37 (b)	33,233	34,991
2.320%, 04/01/37 (b)	71,172	76,393
2.324%, 03/01/37 (b)	133,748	143,650
2.840%, 02/01/36 (b)	113,714	122,096
5.480%, 01/01/38 (b)	65,989	70,792
5.876%, 05/01/37 (b)	98,129	103,956
Freddie Mac REMICS
0.571%, 04/15/33 (b)	308,929	309,311
11.565%, 06/15/21 (b) (e)	21	532
Ginnie Mae
0.240%, 11/20/59 (b)	6,398,104	6,572,580
0.574%, 10/20/60 (b)	3,605,604	3,575,717
0.694%, 02/20/61 (b)	333,251	332,554
0.744%, 01/20/61 (b)	156,696	156,773
0.744%, 03/20/61 (b)	95,422	95,472
1.235%, 05/20/60 (b)	1,991,562	2,033,327
5.779%, 03/16/41 (b) (e)	191,176	25,527
6.282%, 03/20/39 (b) (e)	786,569	125,911
6.332%, 11/20/38 (b) (e)	4,435,387	637,938
6.412%, 11/20/38 (b) (e)	530,981	67,728
6.432%, 01/20/40 (b) (e)	2,917,524	498,100
6.479%, 12/16/36 (b) (e)	1,445,316	197,524
Ginnie Mae 30 Yr.
3.000%, TBA	7,900,000	8,460,703
3.500%, TBA	17,100,000	18,718,561

MSF-209

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae 30 Yr.
4.000%, TBA	$3,500,000	$3,852,188
5.500%, TBA	400,000	445,797
6.000%, TBA	500,000	564,922
Ginnie Mae I 30 Yr. Pool
4.000%, 01/15/41	97,389	107,622
5.000%, 01/15/40	452,436	501,831
6.000%, 07/15/38	65,652	74,216
6.500%, 09/15/28	2,524	2,994
6.500%, 10/15/28	1,694	1,999
6.500%, 01/15/29	21,819	25,832
6.500%, 02/15/29	43,379	51,358
6.500%, 06/15/29	11,615	13,730
6.500%, 10/15/30	7,221	8,574
6.500%, 02/15/31	3,404	4,053
7.000%, 06/15/28	26,830	32,231
7.000%, 07/15/29	1,844	2,213
Ginnie Mae II 30 Yr. Pool
4.500%, 01/20/40	73,696	81,588
4.500%, 05/20/40	76,944	85,430
4.500%, 07/20/40	4,378,668	4,861,584
4.500%, 03/20/41	77,239	85,505
5.000%, 07/20/40	2,494,106	2,783,538
5.000%, 08/20/40	1,240,308	1,382,187
5.000%, 09/20/40	136,526	152,143
5.000%, 11/20/40	65,990	73,539
5.500%, 08/20/37	248,438	277,393
5.500%, 12/20/40	60,995	68,332
5.500%, 01/20/41	121,080	135,343
5.500%, 04/20/41	68,210	76,074
6.000%, 12/20/36	39,614	44,883
6.000%, 12/20/37	436,195	493,114
6.000%, 09/20/38	861,668	974,108
6.000%, 10/20/38	65,536	74,088
6.000%, 09/20/39	809,283	914,887
6.000%, 08/20/40	58,255	66,002
6.000%, 09/20/40	52,539	59,690
6.000%, 11/20/40	854,761	971,108
6.000%, 09/20/41	176,842	200,361
6.000%, 11/20/41	533,571	603,198
6.500%, 10/20/37	40,224	46,367
Ginnie Mae II ARM Pool
1.660%, 01/20/60 (b)	1,061,243	1,093,049
2.006%, 05/20/60 (b)	931,046	967,655

		253,575,815

Federal Agencies—2.9%
Farmer Mac Guaranteed Notes Trust 2007-1 (144A) 5.125%, 04/19/17	4,100,000	4,876,782
Federal Home Loan Bank
0.180%, 12/27/12	9,000,000	9,000,000
0.375%, 02/24/14	2,450,000	2,450,835
3.625%, 10/18/13	640,000	662,684
5.500%, 07/15/36	1,990,000	2,757,137
Federal National Mortgage Association
Zero Coupon, 10/09/19	1,670,000	1,469,062
6.250%, 05/15/29	1,890,000	2,769,574
7.000%, 11/01/31	57,835	69,363

Federal Agencies—(Continued)
Tennessee Valley Authority
3.875%, 02/15/21	$150,000	$176,146
4.625%, 09/15/60	1,260,000	1,541,807
5.250%, 09/15/39	750,000	994,216
5.980%, 04/01/36	2,490,000	3,500,514

		30,268,120

U.S. Treasury—7.4%
U.S. Treasury Bonds
2.750%, 08/15/42	1,040,000	1,022,776
3.000%, 05/15/42	440,000	456,225
3.125%, 11/15/41	5,160,000	5,497,010
3.125%, 02/15/42	19,140,000	20,360,175
4.750%, 02/15/41 (a)	21,510,000	30,144,243
U.S. Treasury Notes
0.250%, 06/30/14	10,000	10,002
0.750%, 06/30/17	280,000	282,122
1.000%, 08/31/19 (a)	620,000	618,450
1.250%, 04/30/19	8,970,000	9,138,187
1.625%, 08/15/22 (a)	2,330,000	2,327,451
1.750%, 05/15/22 (a)	6,470,000	6,560,981

		76,417,622

Total U.S. Treasury & Government Agencies (Identified Cost $345,687,952)		360,261,557

Mortgage-Backed Securities—7.2%

Collateralized-Mortgage Obligation—6.3%
American Home Mortgage Investment Trust 0.437%, 06/25/45 (b)	1,102,110	970,480
0.507%, 11/25/45 (b)	963,500	711,616
Banc of America Funding Corp. 0.389%, 05/20/36 (b)	768,983	703,815
Banc of America Mortgage Securities, Inc.
5.269%, 12/25/34 (b)	25,284	24,929
3.117%, 09/25/35 (b)	330,786	289,312
Bear Stearns Adjustable Rate Mortgage Trust 2.648%, 10/25/35 (b)	2,666,106	2,503,321
Bear Stearns Asset Backed Securities Trust 0.447%, 04/25/36 (b)	1,625,687	864,365
Citigroup Mortgage Loan Trust, Inc. 2.989%, 12/25/35 (b)	3,432,703	2,110,292
Countrywide Alternative Loan Trust
0.487%, 01/25/36 (b)	467,282	369,358
0.449%, 07/20/35 (b)	193,657	141,030
5.500%, 10/25/33	22,457	23,706
Countrywide Home Loan Mortgage Pass-Through Trust 2.545%, 11/25/34 (b)	217,381	145,285
Countrywide Home Loan Mortgage Pass-Through Trust (144A)
0.577%, 03/25/35 (b)	379,163	310,695
0.637%, 11/25/34 (b)	202,315	167,779
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 2.066%, 08/25/35 (b)	92,897	62,781

MSF-210

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Downey Savings & Loan Association Mortgage Loan Trust
0.429%, 03/19/45 (b)	$324,668	$253,911
1.068%, 03/19/46 (b)	207,249	117,633
Greenpoint Mortgage Funding Trust 0.437%, 06/25/45 (b)	2,743,082	2,116,672
GSR Mortgage Loan Trust 2.882%, 10/25/35 (b)	750,964	613,264
Harborview Mortgage Loan Trust
0.439%, 07/19/47 (b)	4,633,925	3,412,362
0.469%, 01/19/36 (b)	1,628,051	1,049,238
0.569%, 01/19/35 (b)	373,148	263,036
0.619%, 11/19/34 (b)	409,501	301,985
1.217%, 11/25/47 (b)	3,056,606	2,428,391
Impac Secured Assets CMN Owner Trust
0.537%, 03/25/36 (b)	1,600,834	925,362
0.567%, 08/25/36 (b)	290,974	292,693
IndyMac INDA Mortgage Loan Trust 4.811%, 11/25/37 (b)	1,801,107	1,591,950
IndyMac Index Mortgage Loan Trust
0.427%, 05/25/46 (b)	389,212	282,918
0.577%, 01/25/35 (b)	841,422	595,911
2.680%, 03/25/35 (b)	1,005,815	847,247
4.740%, 08/25/37 (b)	3,303,303	2,520,985
JPMorgan Mortgage Trust 6.500%, 01/25/36	189,658	182,972
Luminent Mortgage Trust 0.407%, 05/25/46 (b)	1,984,687	1,191,469
MASTR Adjustable Rate Mortgages Trust (144A) 2.843%, 11/25/35 (b)	112,780	61,960
MASTR Seasoned Securitization Trust 3.758%, 10/25/32 (b)	393,380	389,280
Merit Securities Corp. (144A) 1.711%, 09/28/32 (b)	158,056	155,040
Merrill Lynch Mortgage Investors, Inc. 5.031%, 05/25/34 (b)	338,285	344,563
Morgan Stanley Mortgage Loan Trust
0.537%, 01/25/35 (b)	2,428,452	2,073,070
2.824%, 03/25/36 (b)	276,295	184,265
Novastar Mortgage-Backed Notes 0.407%, 09/25/46 (b)	1,801,048	1,271,680
Opteum Mortgage Acceptance Corp. 0.787%, 02/25/35	5,000,000	3,182,590
Prime Mortgage Trust (144A) 6.000%, 05/25/35	4,295,764	4,137,101
Prime Mortgage Trust (Class 1) (144A) 5.500%, 05/25/35	1,254,470	1,217,010
Prime Mortgage Trust (Class 2) (144A) 5.500%, 05/25/35	5,127,287	4,836,919
RBSGC Mortgage Pass-Through Certificates 0.667%, 01/25/37 (b)	2,055,446	1,078,496
Residential Accredit Loans, Inc. 0.397%, 12/25/36 (b)	3,970,046	2,473,593
Sequoia Mortgage Trust 1.068%, 06/20/33 (b)	150,361	144,557
Structured Adjustable Rate Mortgage Loan Trust 0.537%, 10/25/35 (b)	163,615	123,140

Collateralized-Mortgage Obligation—(Continued)
Structured Adjustable Rate Mortgage Loan Trust
2.759%, 01/25/35 (b)	$1,262,943	$1,172,219
3.090%, 09/25/35 (b)	1,880,655	1,568,233
Structured Asset Mortgage Investments, Inc. 0.427%, 05/25/46 (b)	358,739	197,805
2.611%, 08/25/35 (b)	167,489	152,836
Voyager DWNYS Delaware Trust (144A) 1.068%, 03/20/47 (b) (e)	773	41
WaMu Mortgage Pass-Through Certificates 0.487%, 12/25/45 (b)	1,404,110	1,277,799
0.497%, 11/25/45 (b)	2,284,447	1,941,698
0.507%, 07/25/45 (b)	40,895	37,350
0.507%, 10/25/45 (b)	1,308,768	1,184,013
0.958%, 07/25/47 (b)	385,358	113,491
2.344%, 07/25/47 (b)	4,386,926	3,201,508
2.451%, 10/25/34 (b)	1,852,940	1,841,841
2.504%, 09/25/36 (b)	2,039,023	1,663,286
2.741%, 09/25/36 (b)	1,024,074	783,156
Wells Fargo Mortgage-Backed Securities Trust 2.656%, 10/25/35 (b)	229,876	226,677
2.675%, 04/25/36 (b)	291,954	252,071
2.711%, 06/25/35 (b)	192,438	194,913

		65,868,964

Commercial Mortgage-Backed Securities—0.9%
Americold LLC Trust (144A) 4.954%, 01/14/29	600,000	700,689
Banc of America Merrill Lynch Commercial Mortgage, Inc. 4.727%, 07/10/43	175,000	185,745
5.372%, 09/10/45 (b)	400,000	451,243
5.421%, 09/10/45 (b)	359,000	395,990
CD 2007-CD4 Commercial Mortgage Trust 5.322%, 12/11/49	200,000	227,725
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	300,000	341,243
5.588%, 02/15/39 (b)	630,000	714,889
DBUBS Mortgage Trust (144A) 1.651%, 08/10/44 (b)	3,689,575	179,977
First Union National Bank Commercial Mortgage 1.617%, 05/17/32 (b) (e)	1,567,527	49,307
GE Capital Commercial Mortgage Corp. 5.543%, 12/10/49	370,000	420,315
Greenwich Capital Commercial Funding 6.065%, 07/10/38 (b)	860,000	962,377
GS Mortgage Securities Corp. II (144A) 1.929%, 08/10/44 (b)	1,403,067	122,467
JPMorgan Chase Commercial Mortgage Securities Corp. 5.336%, 05/15/47	880,000	1,004,721
5.440%, 05/15/45	312,000	346,600
Merrill Lynch Mortgage Trust 5.847%, 05/12/39 (b)	1,103,000	1,269,509
Merrill Lynch/Countrywide Commercial Mortgage Trust 6.147%, 08/12/49 (b)	235,000	269,130

MSF-211

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust (144A) 2.100%, 08/15/45 (b)	$3,144,188	$358,082
Morgan Stanley Capital I 5.774%, 10/15/42 (b)	660,000	753,170
Wachovia Bank Commercial Mortgage Trust 5.765%, 07/15/45 (b)	330,000	379,767
WF-RBS Commercial Mortgage Trust (144A) 1.340%, 02/15/44 (b)	4,545,484	228,170

		9,361,116

Total Mortgage-Backed Securities (Identified Cost $80,324,368)		75,230,080

Foreign Government—5.0%

Sovereign—5.0%
Brazil Notas do Tesouro Nacional (Series F) 10.000%, 01/01/17 (BRL)	17,863,000	9,317,600
10.000%, 01/01/21 (BRL)	849,000	437,350
Japan Bank for International Cooperation 2.875%, 02/02/15 (a)	1,580,000	1,666,026
Japan Finance Organization for Municipalities 4.000%, 01/13/21 (a)	1,900,000	2,218,039
Malaysia Government Bond 3.835%, 08/12/15 (MYR)	6,480,000	2,156,412
4.262%, 09/15/16 (MYR)	1,835,000	622,847
Mexican Bonos 6.500%, 06/09/22 (MXN)	182,799,700	15,444,446
8.000%, 06/11/20 (MXN)	137,954,000	12,620,679
Mexico Government International Bond 4.750%, 03/08/44	4,282,000	4,763,725
5.625%, 01/15/17	1,430,000	1,671,670
5.875%, 01/15/14	230,000	243,225
Russian Federation 11.000%, 07/24/18	595,000	870,009

Total Foreign Government (Identified Cost $50,802,577)		52,032,028

Asset-Backed Securities—3.2%

Asset Backed—Automobile—0.3%
Avis Budget Rental Car Funding AESOP, LLC (144A) 2.100%, 03/20/19 (b)	1,100,000	1,122,043
2.802%, 05/20/18 (b)	675,000	709,526
3.150%, 03/20/17	230,000	244,413
Hertz Vehicle Financing, LLC (144A) 5.290%, 03/25/16	1,180,000	1,294,627

		3,370,609

Asset Backed—Home Equity—0.3%
Accredited Mortgage Loan Trust 0.460%, 09/25/35 (b)	74,070	72,643
ACE Securities Corp. 0.557%, 01/25/36 (b)	637,031	83,503

Asset Backed—Home Equity—(Continued)
Asset Backed Securities Corp. 3.071%, 04/15/33 (b)	$37,439	$32,204
Bear Stearns Asset Backed Securities Trust 0.587%, 01/25/34 (b)	30,520	23,588
EMC Mortgage Loan Trust (144A) 0.667%, 05/25/43 (b)	1,293,399	1,005,004
0.917%, 01/25/41 (b)	351,777	295,612
IndyMac Seconds Asset Backed Trust 0.347%, 06/25/36 (b)	2,436,193	436,244
Morgan Stanley Mortgage Loan Trust 0.367%, 03/25/36 (b)	1,128,996	481,667
Structured Asset Securities Corp. 0.497%, 04/25/35 (b)	67,369	63,002
Structured Asset Securities Corp. (144A) 0.437%, 02/25/36 (b)	2,764,907	224,356

		2,717,823

Asset Backed—Other—1.6%
ACE Securities Corp. 0.347%, 02/25/31 (b)	474,796	412,203
Amortizing Residential Collateral Trust 0.717%, 10/25/34 (b)	1,186,782	1,088,416
2.017%, 08/25/32 (b)	92,596	45,385
Bear Stearns Asset Backed Securities Trust 6.000%, 10/25/36	3,201,250	2,389,195
Countrywide Asset Backed Certificates 1.467%, 06/25/34 (b)	401,581	154,901
Countrywide Home Equity Loan Trust 0.361%, 07/15/36 (b)	983,416	626,372
Countrywide Home Equity Loan Trust (144A) 0.521%, 12/15/33 (b)	442,816	299,177
First Horizon Asset Backed Trust 0.377%, 10/25/34 (b)	170,350	121,460
Greenpoint Manufactured Housing 2.983%, 03/18/29 (b)	650,000	556,533
3.609%, 06/19/29 (b)	375,000	306,942
3.737%, 02/20/30 (b)	350,000	284,549
3.740%, 02/20/32 (b)	475,000	380,117
3.740%, 03/13/32 (b)	725,000	606,089
GSAMP Trust 0.307%, 05/25/36 (b)	766,200	117,287
0.317%, 01/25/36 (b)	111,843	11,171
0.867%, 06/25/34 (b)	670,000	501,733
GSRPM Mortgage Loan Trust (144A) 0.517%, 03/25/35 (b)	1,298,189	1,105,734
Indymac Residential Asset Backed Trust 0.387%, 04/25/36 (b)	316,842	156,009
Lehman XS Trust 0.427%, 09/25/46 (b)	519,330	317,330
Long Beach Mortgage Loan Trust 0.739%, 01/21/31 (b)	25,587	18,836
Mid-State Trust 7.340%, 07/01/35	369,498	383,718
Origen Manufactured Housing 2.313%, 04/15/37 (b)	2,895,591	1,862,529
2.659%, 10/15/37 (b)	3,025,000	1,937,732
RAAC Series (144A) 0.467%, 02/25/37 (b)	1,003,471	943,530

MSF-212

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/Par Amount	Value

Asset Backed—Other—(Continued)
SACO I, Inc. 0.477%, 06/25/36 (b)	$737,122	$408,909
0.557%, 03/25/36 (b)	216,991	130,499
Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34 (c) (d)	35,690	0
7.750%, 04/27/33 (c) (d)	10,486	0
Structured Asset Securities Corp. 0.547%, 02/25/35 (b)	1,744,238	1,694,168

		16,860,524

Asset Backed—Student Loan—1.0%
Education Funding Capital Trust I 1.717%, 12/15/42 (b)	650,000	635,577
1.731%, 12/15/42 (b)	100,000	95,647
Keycorp Student Loan Trust 0.711%, 10/25/32 (b)	1,210,736	1,116,049
Nelnet Student Loan Trust 1.097%, 03/22/32 (b)	6,650,000	5,752,277
Northstar Education Finance, Inc. 1.043%, 10/30/45 (b)	100,000	61,441
Pennsylvania Higher Education Assistance Agency 1.724%, 07/25/42 (b)	1,500,000	1,432,354
SLM Student Loan Trust (144A) 0.679%, 12/15/25 (b)	750,000	732,290
1.139%, 03/15/33 (b)	446,211	432,530

		10,258,165

Total Asset-Backed Securities (Identified Cost $39,292,596)		33,207,121

Municipal Bonds & Notes—0.9%

Collateralized-Mortgage Obligation—0.2%
Virginia Housing Development Authority 6.000%, 06/25/34	1,783,431	1,939,000

Municipal Agency—0.7%
Pennsylvania Higher Education Assistance Agency 0.319%, 05/01/46 (b)	500,000	466,918
1.043%, 05/01/46 (b)	1,900,000	1,774,636
1.090%, 05/01/46 (b)	3,400,000	3,175,389
Student Loan Funding Corp. 0.280%, 09/01/47 (b)	2,250,000	2,092,165

		7,509,108

Total Municipal Bonds & Notes (Identified Cost $9,103,855)		9,448,108

Preferred Stock—0.7%

Diversified Financial Services—0.7%
Citigroup Capital XIII	35,900	999,815
GMAC Capital Trust I	244,339	6,135,352

Total Preferred Stock (Identified Cost $7,190,437)		7,135,167

Term Loans—0.5%
Security Description	Shares/ Notional/Par Amount	Value

Hotels, Restaurants & Leisure—0.0%
El Pollo Loco, Inc. 9.250%, 07/14/17	$325,875	$336,466

IT Services—0.1%
First Data Corp. 4.217%, 03/24/18	1,047,353	999,128
2.967%, 09/24/14 (b)	56,365	56,354

		1,055,482

Oil, Gas & Consumable Fuels—0.4%
Chesapeake Energy Corp. 8.500%, 12/02/17	3,570,000	3,585,423

Total Term Loans (Identified Cost $4,882,450)		4,977,371

Common Stock—0.2%

Marine—0.1%
DeepOcean Group Holding AS (f)	44,743	812,090

Media—0.1%
Charter Communications, Inc. (a) (f)	15,892	1,193,012

Total Common Stock (Identified Cost $1,512,657)		2,005,102

Options Purchased—0.1%

Put Options—0.1%
Markit CDX North America Investment Grade Index Series 18, Exercise Rate 1.00%, Expires 11/21/12 (Counterparty-JPMorgan Securties, Inc.)	105,850,000	206,258
Markit CDX North America Investment Grade Index Series 18, Exercise Rate 1.05%, Expires 10/17/12 (Counterparty-JPMorgan Securities, Inc.)	211,700,000	84,928
USD Currency, Strike Price EUR 0.667, Expires 05/10/13 (Counterparty-JPMorgan Securities, Inc.)	100,000	6,661
USD Currency, Strike Price EUR 0.769, Expires 05/10/13 (Counterparty-JPMorgan Securities, Inc.)	100,000	250,920

Total Options Purchased (Identified Cost $1,083,930)		548,767

Warrants—0.0%

Energy Equipment & Services—0.0%
SemGroup Corp., expires 11/30/14, strike $25.00 (a) (d) (f)	3,141	39,294

Yankee—0.0%
Republic of Venezuela (Oil-Linked Payment Obligation), expires 04/15/20 (f)	4,550	127,400

Total Warrants (Identified Cost $24,795)		166,694

MSF-213

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Short Term Investments—23.8%

Security Description	Shares/Par Amount	Value

Discount Notes—9.9%
Federal Agricultural Mortgage Corp. 0.034%, 01/03/13	$20,700,000	$20,693,514
Federal Home Loan Bank 0.070%, 12/04/12	20,700,000	20,697,056
0.084%, 12/26/12	20,700,000	20,694,313
Federal National Mortgage Association 0.095%, 12/26/12	20,000,000	19,994,028
0.124%, 02/01/13	20,000,000	19,992,483

		102,071,394

Mutual Funds—9.5%
State Street Navigator Securities Lending Prime Portfolio (g)	98,506,476	98,506,476

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $45,542,038 on 10/01/12, collateralized by $42,865,000 U.S. Treasury Bond at 3.125% due 11/15/41 with a value of $46,454,344	45,542,000	45,542,000

Total Short Term Investments (Identified Cost $246,119,870)		246,119,870

Total Investments—120.1% (Identified Cost $1,221,485,867) (h)		1,243,426,705
Liabilities in excess of other assets		(208,198,885)

Net Assets—100.0%		$1,035,227,820

(a)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $102,957,416 and the collateral received consisted of cash in the amount of $98,506,476 and non-cash collateral with a value of $6,669,206. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(c)	Non-Income Producing; Defaulted Bond.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2012, the market value of restricted securities was $156,794, which less than 0.05% of net assets. See details below.
(e)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(f)	Non-Income Producing.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	As of September 30, 2012, the aggregate cost of investments was $1,221,485,867. The aggregate unrealized appreciation and depreciation of investments was $57,185,368 and $(35,244,530), respectively, resulting in net unrealized appreciation of $21,940,838.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $95,208,900, which is 9.2% of net assets.
(ARM)—	Adjustable Rate Mortgage.
(REMIC)—	Real Estate Mortgage Investment Conduit.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(EUR)—	Euro
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit

Restricted Securities

Security Description	Acquisition Date	Par Amount	Cost	Value
Landsbanki Islands Hf (6.100%, 08/25/11)	8/22/2006	$2,000,000	$1,999,753	$117,500
Sail Net Interest Margin Notes (5.500%, 03/27/34)	12/17/2004	35,690	35,908	0
Sail Net Interest Margin Notes (7.750%, 04/27/33)	5/22/2003	10,486	779	0
SemGroup Corp. Warrants (11/30/14, strike $25.00)	12/7/2009	3,141	635	39,294
Station Casinos, Inc. (6.500%, 02/01/14)	2/14/2006	175,000	125,005	0

MSF-214

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Contracts
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar (sold)	Goldman Sachs Capital	10/25/12	4,477,000	$4,656,080	$4,634,971	$21,109
Australian Dollar (sold)	Citibank N.A.	11/16/12	11,787,269	12,335,966	12,179,885	156,081
Brazilian Real (sold)	JPMorgan Chase Bank N.A.	10/15/12	19,570,000	9,616,708	9,637,204	(20,496)
Canadian Dollar (sold)	Goldman Sachs Capital	10/25/12	5,400,000	5,436,643	5,490,062	(53,419)
Euro (bought)	Citibank N.A.	11/16/12	4,225,521	5,470,207	5,432,454	(37,753)
Euro (bought)	Citibank N.A.	11/16/12	12,990,000	16,593,946	16,700,326	106,380
Euro (bought)	JPMorgan Chase Bank N.A.	11/16/12	1,765,252	2,183,334	2,269,460	86,126
Euro (sold)	Citibank N.A.	10/25/12	6,303,000	7,781,306	8,101,492	(320,186)
Euro (sold)	JPMorgan Chase Bank N.A.	10/25/12	6,338,000	7,826,796	8,146,479	(319,683)
Euro (sold)	Citibank N.A.	11/16/12	5,120,000	6,553,518	6,582,422	(28,904)
Euro (sold)	Citibank N.A.	11/16/12	13,862,004	17,176,894	17,821,399	(644,505)
Euro (sold)	JPMorgan Chase Bank N.A.	11/16/12	1,000,000	1,237,116	1,285,629	(48,513)
Euro (sold)	UBS AG	11/16/12	5,003,199	6,217,826	6,432,260	(214,434)
Malaysian Ringgit (bought)	Citibank N.A.	11/08/12	22,000,000	7,033,248	7,178,056	144,808
Singapore Dollar (bought)	Citibank N.A.	11/16/12	10,799,000	8,684,638	8,799,185	114,547
Swedish Krona (bought)	Citibank N.A.	11/16/12	35,670,000	5,280,924	5,423,028	142,104

Net Unrealized Depreciation						($916,738)

Futures Contracts
Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
German Euro Bund Futures	Eurex Deutschland	12/06/12	86	$15,533,028	$15,667,609	$134,581
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/12	958	127,213,669	127,878,031	664,362
U.S. Treasury Ultra Long Bond Futures	Chicago Board of Trade	12/19/12	317	52,773,538	52,374,344	(399,194)

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	12/31/12	(152)	(33,506,850)	(33,520,750)	(13,900)
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	12/31/12	(681)	(84,519,201)	(84,874,946)	(355,745)
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	12/19/12	(1,092)	(163,475,319)	(163,117,500)	357,819

Net Unrealized Appreciation						$387,923

Options Written
Put Options Written	Counterparty	Expiration Date	Notional Amount	Premiums Received	Valuation as of September 30, 2012	Unrealized Appreciation
USD Currency, Strike Price EUR 0.689	JPMorgan Securities, Inc.	05/10/13	(10,000,000)	($101,265)	($15,936)	$85,329

Credit Default Swaptions Written
Call Swaptions Written	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
Markit CDX North America Investment Grade Series 18	JPMorgan Securities, Inc.	Buy	0.85%	11/21/12	(105,850,000)	($84,680)	($140,934)	($56,254)

Put Swaptions Written
Markit CDX North America Investment Grade Series 18	JPMorgan Securities, Inc.	Sell	1.10%	11/21/12	(105,850,000)	(179,945)	(113,444)	66,501
Markit CDX North America Investment Grade Series 18	JPMorgan Securities, Inc.	Sell	1.20%	10/17/12	(211,700,000)	(232,870)	(32,866)	200,004

Total Options & Credit Default Swaptions Written						($598,760)	($303,180)	$295,580

MSF-215

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$452,294,840	$—	$452,294,840
Total U.S. Treasury & Government Agencies*	—	360,261,557	—	360,261,557
Total Mortgage-Backed Securities*	—	75,230,080	—	75,230,080
Total Foreign Government*	—	52,032,028	—	52,032,028
Total Asset-Backed Securities*	—	33,207,121	—	33,207,121
Total Municipal Bonds & Notes	—	9,448,108	—	9,448,108
Total Preferred Stock*	7,135,167	—	—	7,135,167
Total Term Loans*	—	4,977,371	—	4,977,371
Common Stock
Marine	—	812,090	—	812,090
Media	1,193,012	—	—	1,193,012
Total Common Stock	1,193,012	812,090	—	2,005,102
Total Options Purchased*	—	548,767	—	548,767
Total Warrants*	—	166,694	—	166,694
Short Term Investments
Discount Notes	—	102,071,394	—	102,071,394
Mutual Funds	98,506,476	—	—	98,506,476
Repurchase Agreement	—	45,542,000	—	45,542,000
Total Short Term Investments	98,506,476	147,613,394	—	246,119,870
Total Investments	$106,834,655	$1,136,592,050	$—	$1,243,426,705

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$771,155	$—	$771,155
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(1,687,893)	—	(1,687,893)
Total Forward Contracts (Net Unrealized Depreciation)	—	(916,738)	—	(916,738)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	1,156,762	—	—	1,156,762
Futures Contracts (Unrealized Depreciation)	(768,839)	—	—	(768,839)
Total Futures Contracts (Net Unrealized Appreciation)	387,923	—	—	387,923
Options Written
Call Options Written	—	(140,934)	—	(140,934)
Put Options Written	—	(162,246)	—	(162,246)
Total Options Written	—	(303,180)	—	(303,180)

*	See Schedule of Investments for additional detailed categorizations.

MSF-216

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—79.9% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—23.6%
Fannie Mae 15 Yr. 2.500%, TBA	$30,400,000	$31,939,969
3.000%, TBA	26,200,000	27,772,000
Fannie Mae 15 Yr. Pool 4.500%, 03/01/20	208,028	229,300
5.000%, 03/01/18	401,828	432,412
6.500%, 04/01/13	1,920	1,955
6.500%, 07/01/13	1,237	1,265
6.500%, 06/01/17	180,780	196,668
7.000%, 12/01/14	4,263	4,448
7.000%, 07/01/15	1,334	1,415
7.500%, 02/01/16	33,787	34,306
Fannie Mae 20 Yr. Pool 4.500%, 11/01/31	2,253,185	2,465,603
4.500%, 12/01/31	2,722,523	2,979,188
Fannie Mae 30 Yr. 3.000%, TBA	39,200,000	41,380,500
6.000%, TBA	1,600,000	1,766,500
Fannie Mae 30 Yr. Pool 3.000%, 09/01/42	15,175,096	16,064,431
4.000%, 10/01/41	7,809,731	8,427,363
4.000%, 11/01/41	14,190,531	15,312,787
4.000%, 12/01/41	509,774	550,089
4.000%, 06/01/42	8,748,300	9,503,037
4.000%, 07/01/42	6,535,678	7,238,410
4.500%, 04/01/41	27,936,934	30,841,317
4.500%, 09/01/41	5,068,119	5,595,011
4.500%, 10/01/41	23,193,090	25,197,948
5.000%, 07/01/33	1,238,560	1,361,171
5.000%, 09/01/33	1,471,419	1,617,083
5.000%, 10/01/35	3,969,764	4,362,753
5.000%, 01/01/39	51,528	57,619
5.000%, 08/01/39	123,996	138,654
5.000%, 12/01/39	68,625	76,738
5.000%, 05/01/40	250,809	280,458
5.000%, 07/01/40	139,902	156,440
5.000%, 11/01/40	3,169,067	3,543,696
5.000%, 01/01/41	79,408	88,795
5.000%, 02/01/41	175,850	196,638
5.000%, 04/01/41	346,413	387,363
5.000%, 05/01/41	6,604,803	7,385,584
5.000%, 06/01/41	461,254	515,781
5.500%, 08/01/38	2,964,575	3,309,373
5.500%, 05/01/40	22,466,323	24,636,981
6.000%, 04/01/33	278,123	314,782
6.000%, 02/01/34	60,493	68,466
6.000%, 11/01/35	615,528	696,659
6.000%, 08/01/37	87,136	98,585
6.000%, 07/01/40	1,311,747	1,484,075
6.500%, 03/01/26	2,581	2,951
6.500%, 04/01/29	152,036	174,515
7.000%, 11/01/28	3,518	4,223
7.000%, 02/01/29	4,201	5,043
7.000%, 01/01/30	2,597	3,118
7.000%, 10/01/37	171,748	205,092
7.000%, 11/01/37	120,428	143,808
7.000%, 12/01/37	98,948	118,159
7.000%, 02/01/38	114,908	137,360

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.000%, 08/01/38	$161,380	$192,912
7.000%, 09/01/38	25,608	30,612
7.000%, 11/01/38	899,774	1,075,582
7.000%, 02/01/39	6,942,614	8,290,504
7.500%, 04/01/32	15,480	16,030
8.000%, 05/01/28	5,150	6,343
8.000%, 07/01/32	1,284	1,603
11.500%, 09/01/19	52	53
12.000%, 10/01/15	3,948	4,041
Fannie Mae ARM Pool 2.196%, 07/01/37 (a)	105,984	114,479
Fannie Mae Interest Strip 3.500%, 11/25/41 (b)	6,978,529	749,394
4.000%, 04/25/42 (b)	7,601,932	1,231,072
4.500%, 11/25/39 (b)	9,281,700	1,295,615
Fannie Mae Pool 3.500%, 06/01/42	497,591	539,209
3.500%, 07/01/42	4,881,251	5,289,512
3.500%, 10/01/42	12,600,000	13,636,547
6.500%, 12/01/27	5,818	6,707
6.500%, 05/01/32	117,703	130,018
12.000%, 01/15/16	329	331
12.500%, 09/20/15	208	209
12.500%, 01/15/16	1,795	1,806
Fannie Mae REMICS Zero Coupon, 03/25/42	500,000	454,622
5.500%, 07/25/41	6,533,101	7,941,402
5.500%, 04/25/42	8,500,000	9,593,797
6.000%, 05/25/42	7,000,000	7,902,951
6.284%, 10/25/40 (a) (b)	3,483,187	518,203
6.314%, 12/25/40 (a) (b)	6,358,653	939,279
6.314%, 01/25/41 (a) (b)	12,391,754	2,188,516
6.334%, 10/25/41 (a) (b)	16,554,283	3,192,639
6.384%, 04/25/42 (a) (b)	8,569,642	1,665,468
6.434%, 03/25/42 (a)	1,000,000	909,245
6.434%, 03/25/42 (a) (b)	11,800,000	2,379,395
6.500%, 06/25/39	1,300,000	1,459,501
6.500%, 03/25/42	4,000,000	4,732,288
6.500%, 07/25/42	9,410,000	10,964,645
9.750%, 11/25/18	3,707,284	4,306,274
9.750%, 08/25/19	1,221,658	1,400,618
Fannie Mae Whole Loan 3.471%, 01/25/43 (a)	524,886	563,468
Freddie Mac 15 Yr. Gold Pool 6.500%, 08/01/13	967	993
Freddie Mac 30 Yr. 3.000%, TBA	14,500,000	15,286,173
3.500%, TBA	8,100,000	8,684,719
Freddie Mac 30 Yr. Gold Pool 5.000%, 08/01/33	99,700	110,311
5.500%, 12/01/38	4,230,277	4,621,768
6.500%, 09/01/39	1,534,256	1,746,939
8.000%, 12/01/19	4,346	4,417
8.000%, 09/01/30	9,276	11,509
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	8,718	9,689

MSF-217

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac ARM Non-Gold Pool 2.754%, 01/01/35 (a)	$36,200	$38,930
2.320%, 02/01/37 (a)	24,169	25,448
2.870%, 05/01/37 (a)	71,367	75,605
2.184%, 05/01/37 (a)	66,532	69,887
Freddie Mac Gold Pool 3.500%, 06/01/42	796,239	863,608
3.500%, 07/01/42	18,419,618	19,978,091
Freddie Mac REMICS 4.500%, 04/15/32	304,579	348,395
6.000%, 05/15/36	2,045,261	2,384,314
8.500%, 06/15/21	44,430	50,229
Ginnie Mae 0.624%, 12/20/60 (a)	24,743,328	24,598,876
0.644%, 12/20/60 (a)	9,240,173	9,188,650
0.724%, 03/20/61 (a)	7,109,008	7,105,319
0.740%, 12/20/60 (a)	38,935,308	38,955,788
0.761%, 12/20/60 (a)	28,079,153	28,093,024
5.482%, 03/20/40 (a) (b)	7,566,984	1,257,868
6.282%, 03/20/39 (a) (b)	1,966,859	314,848
6.332%, 11/20/38 (a) (b)	6,179,018	888,723
6.412%, 11/20/38 (a) (b)	1,464,401	186,789
6.432%, 01/20/40 (a) (b)	4,064,705	693,955
Ginnie Mae 30 Yr. 3.000%, TBA	2,100,000	2,249,141
3.500%, TBA	14,600,000	15,998,405
4.000%, TBA	2,300,000	2,531,437
Ginnie Mae I 30 Yr. Pool 6.000%, 03/15/33	2,064,196	2,368,619
6.500%, 06/15/31	12,192	14,506
6.500%, 08/15/34	337,513	402,650
7.500%, 01/15/29	12,561	13,827
7.500%, 09/15/29	4,888	5,989
7.500%, 02/15/30	4,414	5,389
7.500%, 09/15/30	15,465	16,108
8.500%, 05/15/18	12,069	12,117
8.500%, 06/15/25	62,944	70,733
9.000%, 12/15/16	6,434	6,712
Ginnie Mae II 30 Yr. Pool 4.500%, 01/20/40	2,800,439	3,100,361
4.500%, 05/20/40	4,001,105	4,442,380
4.500%, 07/20/40	10,569,200	11,734,857
4.500%, 09/20/40	76,829	85,303
4.500%, 11/20/40	720,047	799,569
4.500%, 12/20/40	1,793,202	1,991,245
4.500%, 01/20/41	555,664	616,738
5.000%, 07/20/40	3,114,502	3,470,769
5.000%, 08/20/40	3,100,771	3,455,467
6.000%, 11/20/34	4,791	5,458
6.000%, 06/20/35	8,437	9,611
6.000%, 07/20/36	652,373	739,132
6.000%, 09/20/36	31,842	36,077
6.000%, 07/20/38	2,000,074	2,261,066
6.000%, 09/20/38	5,887,729	6,656,025
6.000%, 06/20/39	15,363	17,368
6.000%, 05/20/40	383,541	433,589
6.000%, 06/20/40	1,037,573	1,175,561
6.000%, 08/20/40	504,531	571,630

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 6.000%, 09/20/40	$1,351,628	$1,535,606
6.000%, 10/20/40	866,615	984,576
6.000%, 11/20/40	1,039,573	1,181,076
6.000%, 01/20/41	1,122,146	1,274,889
6.000%, 03/20/41	4,453,784	5,060,016
6.000%, 07/20/41	868,145	986,313
6.000%, 12/20/41	891,146	1,007,433
6.500%, 10/20/37	1,351,543	1,557,925

		617,713,313

Federal Agencies—20.2%
Federal Farm Credit Bank 1.500%, 11/16/15 (c)	20,000,000	20,681,440
1.950%, 11/15/17	19,980,000	21,098,920
2.625%, 04/17/14	25,000,000	25,905,200
Federal Home Loan Bank 0.290%, 11/08/13	40,000,000	40,031,280
3.625%, 10/18/13	30,000,000	31,063,290
5.250%, 12/11/20	12,000,000	15,356,340
Federal Home Loan Bank of Chicago 5.625%, 06/13/16 (c)	10,410,000	12,172,517
Federal Home Loan Mortgage Corp.
0.625%, 12/29/14	10,000,000	10,061,410
2.375%, 01/13/22	26,000,000	27,275,040
5.000%, 12/14/18 (a) (c)	13,241,000	15,412,021
6.750%, 03/15/31 (c)	13,000,000	20,324,850
Federal National Mortgage Association
Zero Coupon, 10/09/19	33,000,000	29,029,374
5.125%, 01/02/14	37,250,000	39,497,143
6.625%, 11/15/30 (c)	22,000,000	33,759,220
Financing Corp. Fico
Zero Coupon, 09/26/19	14,535,000	12,945,002
Zero Coupon, 12/27/18	16,254,000	14,804,940
Zero Coupon, 06/06/19	27,884,000	25,077,057
Government Trust Certificate Zero Coupon, 10/01/16	8,567,000	8,167,212
National Archives Facility Trust 8.500%, 09/01/19	3,492,304	4,383,820
New Valley Generation II 5.572%, 05/01/20	11,129,644	12,966,035
Overseas Private Investment Corp.
Zero Coupon, 03/15/18	5,000,000	5,182,550
Zero Coupon, 11/18/13	5,000,000	5,060,500
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/20	38,159,000	33,382,905
Tennessee Valley Authority
3.875%, 02/15/21	35,000,000	41,100,815
4.500%, 04/01/18	20,000,000	23,813,480

		528,552,361

U.S. Treasury—36.1%
U.S. Treasury Notes 0.250%, 10/31/13 (c)	18,000,000	18,009,846
0.250%, 07/15/15 (c)	145,000,000	144,784,820
0.375%, 06/15/15 (c)	90,000,000	90,189,810
0.500%, 10/15/14 (c)	147,000,000	147,746,466
0.750%, 06/30/17	68,000,000	68,515,304

MSF-218

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.000%, 08/31/19 (c)	$7,000,000	$6,982,500
1.500%, 07/31/16 (c)	58,900,000	61,269,783
1.625%, 08/15/22 (c)	30,000,000	29,967,180
1.750%, 05/15/22 (c)	30,000,000	30,421,860
2.375%, 02/28/15 (c)	216,000,000	226,867,392
4.250%, 08/15/14 (a)	81,000,000	87,040,170
4.250%, 11/15/14 (c)	30,000,000	32,526,570

		944,321,701

Total U.S. Treasury & Government Agencies (Identified Cost $2,057,340,446)		2,090,587,375

Corporate Bonds & Notes—14.3%

Capital Markets—1.4%
Citigroup Funding, Inc. 1.875%, 10/22/12	25,000,000	25,023,425
Postal Square, L.P. 6.500%, 06/15/22	10,638,720	12,761,849

		37,785,274

Commercial Banks—0.5%
National Bank of Canada (144A) 2.200%, 10/19/16 (c)	13,000,000	13,747,500

Consumer Finance—0.9%
Ally Financial, Inc. 0.381%, 12/19/12 (a)	22,485,000	22,498,671

Diversified Financial Services—7.2%
COP I, LLC 3.650%, 12/05/21	11,668,931	12,863,829
Gate Capital Cayman Two, Ltd. 2.637%, 12/02/21	10,124,770	10,628,781
General Electric Capital Corp. 2.625%, 12/28/12 (d)	20,000,000	20,123,420
JPMorgan Chase & Co. 0.617%, 12/26/12 (a)	17,000,000	17,029,036
MSN 41079 & 41084, Ltd. 1.717%, 07/13/24	10,000,000	10,089,348
Private Export Funding Corp. 2.250%, 12/15/17 (c)	40,000,000	42,735,840
3.050%, 10/15/14 (c)	20,000,000	21,059,900
3.550%, 04/15/13	25,000,000	25,452,725
4.950%, 11/15/15	25,000,000	28,403,475

		188,386,354

Oil, Gas & Consumable Fuels—0.4%
Petroelos Mexicanos 1.700%, 12/20/22	10,000,000	10,115,000

Thrifts & Mortgage Finance—3.9%
NCUA Guaranteed Notes 2.900%, 10/29/20 (a)	30,000,000	32,250,000
3.000%, 06/12/19	12,960,000	14,330,390

Thrifts & Mortgage Finance—(Continued)
NCUA Guaranteed Notes 3.450%, 06/12/21	$45,000,000	$50,680,800
StadsHypotek AB (144A) 1.875%, 10/02/19	5,000,000	4,998,500

		102,259,690

Total Corporate Bonds & Notes (Identified Cost $355,735,939)		374,792,489

Mortgage-Backed Securities—4.3%

Collateralized-Mortgage Obligation—3.3%
American Home Mortgage Assets 0.407%, 09/25/46 (a)	1,179,316	735,169
0.407%, 12/25/46 (a)	3,437,516	1,901,541
Banc of America Funding Corp. 2.546%, 06/20/35 (a)	496,997	301,179
Banc of America Mortgage Securities, Inc. 5.018%, 07/25/35 (a)	245,322	226,831
Citigroup Mortgage Loan Trust, Inc. 4.700%, 10/25/35 (a)	459,164	422,696
Countrywide Alternative Loan Trust
0.449%, 07/20/35 (a)	1,707,517	1,243,493
0.507%, 05/25/34 (a)	4,582,586	4,394,636
3.000%, 07/20/46 (a)	5,424,460	2,678,577
Countrywide Home Loan Mortgage Pass-Through Trust (144A) 0.577%, 03/25/35 (a)	216,664	177,540
0.637%, 07/25/36 (a)	1,670,187	1,442,983
Deutsche Mortgage Securities, Inc. (144A) 5.243%, 06/26/35 (a)	4,870,000	4,783,645
FDIC Structured Sale Guaranteed Notes (144A) 0.782%, 02/25/48 (a)	3,584,355	3,591,459
First Horizon Alternative Mortgage Securities 0.587%, 02/25/37 (a)	435,475	250,904
GMAC Mortgage Corp. Loan Trust 3.257%, 11/19/35 (a)	1,146,419	1,024,872
Greenpoint Mortgage Funding Trust 0.297%, 02/25/47 (a)	343,859	301,929
GSMPS Mortgage Loan Trust (144A) 0.567%, 01/25/35 (a)	607,112	497,239
0.567%, 09/25/35 (a)	780,648	631,130
0.617%, 06/25/34 (a)	1,030,675	879,082
3.498%, 06/25/34 (a)	5,948,953	5,426,653
GSR Mortgage Loan Trust 2.804%, 04/25/35(a)	1,339,258	1,184,855
Harborview Mortgage Trust 0.369%, 01/25/47 (a)	559,114	352,011
0.399%, 11/19/46 (a)	213,679	119,916
0.419%, 09/19/46 (a)	481,924	337,810
Impac Secured Assets CMN Owner Trust 0.537%, 03/25/36 (a)	6,234,972	3,604,125
JPMorgan Mortgage Trust 4.586%, 06/25/34 (a)	476,694	481,975
Luminent Mortgage Trust 0.407%, 05/25/46 (a)	3,900,936	2,341,853

MSF-219

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
MASTR Adjustable Rate Mortgages Trust 0.417%, 05/25/47 (a)	$7,804,551	$5,050,840
2.472%, 02/25/34 (a)	318,358	301,099
3.346%, 12/25/34 (a)	30,576	28,294
5.126%, 12/25/46 (a)	8,107,355	4,015,492
MASTR Reperforming Loan Trust (144A) 0.567%, 05/25/35 (a)	503,257	399,731
3.303%, 05/25/35 (a)	5,571,433	4,631,159
5.190%, 05/25/36 (a)	4,973,811	4,638,586
6.000%, 08/25/34	130,447	127,792
7.000%, 08/25/34	603,239	611,907
MASTR Seasoned Securitization Trust 3.758%, 10/25/32 (a)	37,439	37,049
Merrill Lynch Mortgage Investors, Inc. 0.487%, 04/25/35 (a)	83,143	72,182
Morgan Stanley Mortgage Loan Trust 0.287%, 06/25/36 (a)	927,591	422,664
2.731%, 07/25/35 (a)	490,587	392,283
2.828%, 10/25/34 (a)	262,525	259,154
Novastar Mortgage-Backed Notes 0.407%, 09/25/46 (a)	3,539,991	2,499,509
Provident Funding Mortgage Loan Trust 2.967%, 05/25/35 (a)	1,479,314	1,460,987
4.381%, 10/25/35 (a)	239,912	229,164
Residential Accredit Loans, Inc. 0.377%, 01/25/37 (a)	658,422	433,295
0.617%, 10/25/45 (a)	598,967	398,364
3.847%, 12/25/35 (a)	3,233,362	2,242,068
Residential Funding Mortgage Securities I 4.750%, 12/25/18	870,451	891,678
SACO I, Inc. (144A) 9.077%, 06/25/21 (a)	2,587,357	2,799,154
Structured Adjustable Rate Mortgage Loan Trust 2.709%, 05/25/35 (a)	6,683,689	5,556,318
Structured Asset Mortgage Investments, Inc. 0.397%, 07/25/46 (a)	366,016	236,779
Structured Asset Securities Corp. (144A) 0.567%, 04/25/35 (a)	4,416,675	3,544,912
0.617%, 09/25/33 (a)	58,073	52,793
3.499%, 06/25/35 (a)	255,031	225,874
Thornburg Mortgage Securities Trust 6.118%, 09/25/37 (a)	151,202	154,991
6.159%, 09/25/37 (a)	164,526	164,162
WaMu Mortgage Pass-Through Certificates 0.477%, 11/25/45 (a)	117,151	104,970
0.487%, 12/25/45 (a)	3,013,953	2,727,100
0.507%, 12/25/45 (a)	247,435	223,599
0.537%, 08/25/45 (a)	286,873	260,589
0.617%, 08/25/45 (a)	589,464	517,978
0.898%, 06/25/47 (a)	323,692	245,712
2.516%, 04/25/35 (a)	100,000	90,977

		85,383,308

Commercial Mortgage-Backed Securities—1.0%
Banc of America Commercial Mortgage, Inc. 5.620%, 02/10/51	80,000	84,862

Commercial Mortgage-Backed Securities—(Continued)
FDIC Structured Sale Guaranteed Notes (144A) 2.980%, 12/06/20	$24,318,333	$25,557,790

		25,642,652

Total Mortgage-Backed Securities (Identified Cost $121,670,352)		111,025,960

Foreign Government—3.0%

Sovereign—3.0%
Egypt Government AID Bonds 4.450%, 09/15/15	20,000,000	22,335,400
Israel Government AID Bonds Zero Coupon, 11/15/18	20,869,000	19,217,553
Zero Coupon, 08/15/16	28,251,000	27,316,061
Zero Coupon, 09/15/16	10,000,000	9,655,200

Total Foreign Government (Identified Cost $76,969,993)		78,524,214

Asset-Backed Securities—2.7%

Asset Backed—Credit Card—1.6%
Citibank Credit Card Issuance Trust 2.250%, 12/23/14	42,000,000	42,191,058
Compucredit Acquired Portfolio Voltage Master Trust (144A) 0.391%, 09/17/18 (a)	646,188	627,333

		42,818,391

Asset Backed—Home Equity—0.1%
Bayview Financial Acquisition Trust 5.710%, 08/28/44 (a)	12,847	12,479
Bayview Financial Asset Trust (144A) 0.817%, 12/25/39 (a)	414,360	335,935
Bear Stearns Asset Backed Securities Trust 0.327%, 12/25/36 (a)	134,246	133,178
EMC Mortgage Loan Trust (144A) 0.667%, 12/25/42 (a)	109,518	83,605
IndyMac Seconds Asset Backed Trust 0.347%, 06/25/36 (a)	4,829,646	864,835
Morgan Stanley Mortgage Loan Trust 0.307%, 12/25/36 (a)	316,941	140,951
0.367%, 03/25/36 (a)	2,219,061	946,725
Option One Mortgage Loan Trust 0.797%, 06/25/33 (a)	147,284	127,993
Structured Asset Securities Corp. (144A) 0.437%, 02/25/36 (a)	4,957,765	402,293

		3,047,994

Asset Backed—Other—1.0%
ACE Securities Corp. 0.347%, 02/25/31 (a)	933,220	810,192
Amortizing Residential Collateral Trust 0.497%, 01/01/32 (a)	79,705	58,255

MSF-220

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/Par Amount	Value

Asset Backed—Other—1.0%
Countrywide Home Equity Loan Trust 0.371%, 11/15/36 (a)	$77,235	$56,223
0.501%, 02/15/34 (a)	427,161	284,062
0.511%, 02/15/34 (a)	262,763	179,536
0.591%, 12/15/28 (a)	34,383	33,804
5.351%, 07/15/36 (a)	1,949,877	1,241,945
Fremont Home Loan Trust 0.317%, 08/25/36 (a)	193,275	58,400
GMAC Mortgage Corp. Loan Trust 0.397%, 12/25/36 (a)	878,077	630,640
0.427%, 11/25/36 (a)	4,762,874	3,169,973
GSAMP Trust 0.307%, 05/25/36 (a)	1,325,648	202,925
GSR Mortgage Loan Trust 0.487%, 11/25/30 (a)	67,106	5,529
NCUA Guaranteed Notes 0.578%, 12/07/20 (a)	14,363,145	14,411,118
Ownit Mortgage Loan Asset Backed Certificates 5.290%, 12/25/36 (a)	1,470,374	709,686
RAAC Series (144A) 0.487%, 05/25/36 (a)	2,413,086	1,961,371
SACO I, Inc. 0.477%, 06/25/36 (a)	1,306,128	724,559
0.517%, 04/25/36 (a)	555,472	231,419
0.737%, 06/25/36 (a)	21,789	20,263
Soundview Home Equity Loan Trust 5.562%, 10/25/36 (a)	770,950	572,852
WMC Mortgage Loan Pass-Through Certificates 0.903%, 07/20/29 (a)	35,853	31,946

		25,394,698

Total Asset-Backed Securities (Identified Cost $83,326,114)		71,261,083

Short Term Investments—4.2%

Mutual Funds—3.6%
State Street Navigator Securities Lending Prime Portfolio (e)	94,401,650	94,401,650

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $14,462,012 on 10/01/12, collateralized by $14,270,000 U.S. Treasury Note 1.375% due 11/30/18 with a value of $14,751,613.	$14,462,000	$14,462,000

Total Short Term Investments (Identified Cost $108,863,650)		108,863,650

Total Investments—108.4% (Identified Cost $2,803,906,494) (f)		2,835,054,771
Liabilities in excess of other assets		(219,642,838)

Net Assets—100.0%		$2,615,411,933

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2012.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(c)	All or a portion of the security was on loan. As of September 30, 2012, the market value of securities loaned was $731,773,155 and the collateral received consisted of cash in the amount of $94,401,650 and non-cash collateral with a value of $653,274,226. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2012, the market value of securities pledged was $2,213,576.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2012, the aggregate cost of investments was $2,803,906,494. The aggregate unrealized appreciation and depreciation of investments was $69,590,984 and $(38,442,707), respectively, resulting in net unrealized appreciation of $31,148,277.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $82,175,966, which is 3.1% of net assets.
(ARM)—	Adjustable Rate Mortgage.
(REMIC)—	Real Estate Mortgage Investment Conduit.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

MSF-221

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Futures Contracts

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	12/31/12	914	$113,520,447	$113,914,391	$393,944

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/12	(176)	(23,481,678)	(23,493,250)	(11,572)
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	12/19/12	(409)	(61,072,202)	(61,094,375)	(22,173)
U.S. Treasury Ultra Long Bond Futures	Chicago Board of Trade	12/19/12	(105)	(17,505,128)	(17,347,969)	157,159

Net Unrealized Appreciation						$517,358

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,090,587,375	$—	$2,090,587,375
Total Corporate Bonds & Notes*	—	374,792,489	—	374,792,489
Total Mortgage-Backed Securities*	—	111,025,960	—	111,025,960
Total Foreign Government*	—	78,524,214	—	78,524,214
Total Asset-Backed Securities*	—	71,261,083	—	71,261,083
Short Term Investments
Mutual Funds	94,401,650	—	—	94,401,650
Repurchase Agreement	—	14,462,000	—	14,462,000
Total Short Term Investments	94,401,650	14,462,000	—	108,863,650
Total Investments	$94,401,650	$2,740,653,121	$—	$2,835,054,771

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$551,103	$—	$—	$551,103
Futures Contracts (Unrealized Depreciation)	(33,745)	—	—	(33,745)
Total Futures Contracts (Net Unrealized Appreciation)	517,358	—	—	517,358

*	See Schedule of Investments for additional detailed categorizations.

MSF-222

Metropolitan Series Fund

Zenith Equity Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
FI Value Leaders Portfolio, (Class A) (a)	1,095,672	$162,301,939
Jennison Growth Portfolio, (Class A) (a)	13,661,782	162,301,975
Pioneer Fund Portfolio, (Class A) (b)	11,185,524	162,301,954

Total Mutual Funds (Identified Cost $501,871,783)		486,905,868

Total Investments—100.0% (Identified Cost $501,871,783) (c)		486,905,868
Liabilities in excess of other assets		(30,042)

Net Assets 100.0%		$486,875,826

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of September 30, 2012, the aggregate cost of investments was $501,871,783. The aggregate unrealized appreciation and depreciation of investments was $8,345,916 and $(23,311,831), respectively, resulting in net unrealized depreciation of $(14,965,915).

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$486,905,868	$—	$—	$486,905,868
Total Investments	$486,905,868	$—	$—	$486,905,868

MSF-223

Metropolitan Series Fund

Notes to Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MetLife Advisers” or “the Adviser”) pursuant to authorization of the Board of Directors (the “Board” or “Directors”) of the Metropolitan Series Fund (the “Fund”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) that are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean between the last available bid and asked price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the last reported bid and asked prices. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying reference securities or indices. These contracts are generally categorized as Level 2 within the fair value hierarchy.

MSF-224

Metropolitan Series Fund

Notes to Schedule of Investments

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), whose members are approved by the Board. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to the Fund’s custodian (“Custodian”) the responsibility for calculating the net asset values (“NAVs”) of the Fund’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Fund’s Portfolios by the Custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Fund’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Generally, the fair value of a security is the amount that the security’s owner might reasonably expect to receive for it upon its current sale in an orderly transaction.

Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from the market price of similar marketable securities, or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

For information regarding the Metropolitan Series Fund’s other significant accounting policies, please refer to the most recent Semiannual or Annual report.

MSF-225

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	November 20, 2012

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	November 20, 2012

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.